UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 to June 30, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2017
Classes ADV, I, P2, S and S2
Voya Variable Product Index Funds
■ Voya Australia Index Portfolio	■ Voya Russell™ Large Cap Growth Index Portfolio
■ Voya Emerging Markets Index Portfolio	■ Voya Russell™ Large Cap Index Portfolio
■ Voya Euro STOXX 50® Index Portfolio	■ Voya Russell™ Large Cap Value Index Portfolio
■ Voya FTSE 100 Index® Portfolio	■ Voya Russell™ Mid Cap Growth Index Portfolio
■ Voya Hang Seng Index Portfolio	■ Voya Russell™ Mid Cap Index Portfolio
■ Voya International Index Portfolio	■ Voya Russell™ Small Cap Index Portfolio
■ Voya Japan TOPIX Index® Portfolio	■ Voya U.S. Bond Index Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Guiding through the Headlines
Dear Shareholder,
So far this year, investors have been rewarded for, the most part, ignoring the volatility in news headlines and focusing on market fundamentals — improving corporate earnings in a supportive global economy. On the back of strong equity returns in 2017, one of the big questions on investors’ minds is, where does the U.S. now stand in the business and economic cycle? It matters greatly for asset allocators, who have to determine the proper mix of equity and fixed income investments in client portfolios.
In our view, the U.S. is squarely in the late stages of the business cycle, with the U.S. Federal Reserve Board (“Fed”) tightening monetary policy and unemployment falling to new lows. The rest of the world is behind the U.S. with more slack to be absorbed, but central banks are starting to talk about adjusting monetary policy to match underlying economic strength. We believe this is not necessarily bad for equities, especially when monetary policy is being renormalized from an extremely accommodative stance.
Monetary policy has been a critical driver of bond returns this year. Unemployment currently stands at 4.3%, below the 4.7% level above which the Fed believes inflation rises. But wage growth is tame and inflation has been soft for the past few months, which we believe should help corporate profit margins and work to extend the business cycle. With a benign interest-rate tightening cycle thus far, a currently low risk of recession and good but not spectacular growth, we believe that the U.S. is in a “goldilocks” environment, at least for the near term.
Does this mean one should assume that the good times will keep rolling? Maybe. The pace of equity gains may slow as we make it through the year, but that doesn’t mean investors should be switching their allocations. The best way to keep on track to meet your goals is not with the latest business media updates but with the guidance of your investment advisor. If your long-term investment goals have changed, thoroughly discuss them with your investment advisor before making any changes to your investment strategy.
We seek to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 31, 2017
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2017

As our new fiscal year got under way, investor sentiment was still reeling from the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, forged ahead in 2017, rising in every month, to end the first half of the fiscal year up 8.25%. (The Index returned 10.66% for the six-month period ended June 30, 2017, measured in U.S. dollars.)
Markets were thrown into disarray when on November 8, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.
Having drifted sideways, the Index jumped 5.5% by the end of 2016. The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee (“FOMC”) raised the federal funds rate by 25bp (0.25%) on December 14 and projected three more similar raises in 2017.
The term “reflation trade”, meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundit’s lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.
Yet expectations for this agenda to drive the reflation trade soon faded in 2017. Item 1 would be to repeal and replace the Affordable Care Act. The second version of the bill narrowly passed the House on May 4 after the first was abandoned. The Senate’s somewhat different version still lacked 50 votes as June ended. Complex and contentious issues were involved, as they are with policies on tax reform, deregulation and infrastructure spending. Commentators increasingly cautioned that this and other political controversies would impede and at least delay any meaningful reflationary boost from policy.
However, investors seemed to take comfort from signs, emerging even before the election, of budding reflation in key economic areas, which would continue to grow in 2017.
In the euro zone, unemployment edged down to 9.3%, still high but the lowest in eight years. The region’s composite purchasing managers’ index reached and held at a six-year high. Gross domestic product (“GDP”) grew 1.9% year over year in the first quarter of 2017, within striking distance of the UK (2.0%) and U.S. (2.1%). The Economic Sentiment Indicator for June came in at the best level in nearly 10 years and by then European Central Bank President Draghi was hinting that monetary tightening was on the horizon.
China had been a grave concern early in 2016, due to declining growth, policy missteps and ballooning debt. But over the next 12 months, matters stabilized. While too much debt and sharply rising home prices were still problems, GDP growth was targeted at 6.5% year-over-year. Actual growth in the first quarter of 2017 was 6.9%. Very much in the reflation theme, producer prices, after 54 consecutive months of annual declines, turned and stayed positive from September 2016.
In the U.S., the labor market continued to tighten. The June employment report, although disappointing in the number of new jobs created (138,000), showed the unemployment rate falling to 4.3%. Corporate earnings were improving (see below). It was no surprise when the FOMC added a further 25bp (0.25%) in March and another in June to the federal funds rate.
To be sure there remained areas of sluggishness, like core consumer price inflation and wage growth, but each piece of negative news, whether economic or political, seemed to excite a buy-the-dip mentality and June ended with the Index barely below its best level.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) rose 2.27% in the half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index gained 1.87%, a little better than the coupon as the yield curve mostly fell. Indices of riskier classes outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 3.80%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 4.92%.
U.S. equities, represented by the S&P 500® Index including dividends, climbed 9.34% in the six months through June. The earnings per share of its constituent companies topped 13% growth year-over-year in the first quarter of 2017, the best since 2011. The technology sector was the leader, up 17.23%, although it fell more than 4% in the last three weeks on valuation concerns. Energy was the weakest sector, down 12.61%, with oil prices down nearly 14% over the period.
In currencies, the dollar fell 7.84% against the euro, 4.89% against the pound and 4.27% against the yen. While the U.S. was far ahead of the other regions in terms of monetary tightening, the beginning of the period was near the peak of the euphoria surrounding the reflation trade that had driven the dollar higher.
In international markets, the MSCI Japan® Index gained 5.89% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index added 9.23%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. The MSCI UK® Index rose 4.64%. More than 2% was lost in June, after an election called to give the ruling party a dominant majority and facilitate Brexit negotiations, resulted in a hung parliament.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*
Voya Australia Index Portfolio
Class I	$1,000.00	$1,099.20	0.44%	$2.29	$1,000.00	$1,022.61	0.44%	$2.21
Voya Emerging Markets Index Portfolio
Class I	$1,000.00	$1,184.70	0.56%	$3.03	$1,000.00	$1,022.02	0.56%	$2.81
Class P2(1)	1,000.00	1,031.40	0.16	0.26	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,183.90	0.81	4.39	1,000.00	1,020.78	0.81	4.06
Voya Euro STOXX 50® Index Portfolio
Class ADV	$1,000.00	$1,161.00	0.94%	$5.04	$1,000.00	$1,020.13	0.94%	$4.71
Class I	1,000.00	1,163.40	0.44	2.36	1,000.00	1,022.61	0.44	2.21
Voya FTSE 100 Index® Portfolio
Class ADV	$1,000.00	$1,107.40	0.92%	$4.81	$1,000.00	$1,020.23	0.92%	$4.61
Class I	1,000.00	1,109.30	0.42	2.20	1,000.00	1,022.71	0.42	2.11
Voya Hang Seng Index Portfolio
Class ADV	$1,000.00	$1,186.60	1.01%	$5.48	$1,000.00	$1,019.79	1.01%	$5.06
Class I	1,000.00	1,189.20	0.51	2.77	1,000.00	1,022.27	0.51	2.56
Class S	1,000.00	1,188.10	0.76	4.12	1,000.00	1,021.03	0.76	3.81

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*
Voya International Index Portfolio
Class ADV	$1,000.00	$1,142.70	0.94%	$4.99	$1,000.00	$1,020.13	0.94%	$4.71
Class I	1,000.00	1,146.50	0.45	2.39	1,000.00	1,022.56	0.45	2.26
Class P2(1)	1,000.00	1,031.70	0.15	0.25	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,144.60	0.70	3.72	1,000.00	1,021.32	0.70	3.51
Class S2	1,000.00	1,144.00	0.85	4.52	1,000.00	1,020.58	0.85	4.26
Voya Japan TOPIX Index® Portfolio
Class ADV	$1,000.00	$1,116.40	0.93%	$4.88	$1,000.00	$1,020.18	0.93%	$4.66
Class I	1,000.00	1,118.60	0.43	2.26	1,000.00	1,022.66	0.43	2.16
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV	$1,000.00	$1,142.80	0.93%	$4.94	$1,000.00	$1,020.18	0.93%	$4.66
Class I	1,000.00	1,145.90	0.43	2.29	1,000.00	1,022.66	0.43	2.16
Class S	1,000.00	1,144.30	0.68	3.62	1,000.00	1,021.42	0.68	3.41
Voya Russell™ Large Cap Index Portfolio
Class ADV	$1,000.00	$1,093.50	0.87%	$4.52	$1,000.00	$1,020.48	0.87%	$4.36
Class I	1,000.00	1,096.10	0.37	1.92	1,000.00	1,022.96	0.37	1.86
Class S	1,000.00	1,094.80	0.62	3.22	1,000.00	1,021.72	0.62	3.11
Class S2	1,000.00	1,094.00	0.77	4.00	1,000.00	1,020.98	0.77	3.86
Voya Russell™ Large Cap Value Index Portfolio
Class ADV	$1,000.00	$1,041.10	0.89%	$4.50	$1,000.00	$1,020.38	0.89%	$4.46
Class I	1,000.00	1,042.70	0.39	1.98	1,000.00	1,022.86	0.39	1.96
Class S	1,000.00	1,041.50	0.64	3.24	1,000.00	1,021.62	0.64	3.21
Voya Russell™ Mid Cap Growth Index Portfolio
Class I	$1,000.00	$1,111.10	0.43%	$2.25	$1,000.00	$1,022.66	0.43%	$2.16
Class S	1,000.00	1,109.70	0.68	3.56	1,000.00	1,021.42	0.68	3.41
Class S2	1,000.00	1,108.70	0.83	4.34	1,000.00	1,020.68	0.83	4.16
Voya Russell™ Mid Cap Index Portfolio
Class ADV	$1,000.00	$1,074.30	0.93%	$4.78	$1,000.00	$1,020.18	0.93%	$4.66
Class I	1,000.00	1,077.50	0.43	2.21	1,000.00	1,022.66	0.43	2.16
Class P2(1)	1,000.00	1,021.20	0.15	0.25	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,075.70	0.68	3.50	1,000.00	1,021.42	0.68	3.41
Class S2	1,000.00	1,074.90	0.83	4.27	1,000.00	1,020.68	0.83	4.16
Voya Russell™ Small Cap Index Portfolio
Class ADV	$1,000.00	$1,044.90	0.95%	$4.82	$1,000.00	$1,020.08	0.95%	$4.76
Class I	1,000.00	1,047.80	0.45	2.28	1,000.00	1,022.56	0.45	2.26
Class P2(1)	1,000.00	1,019.10	0.15	0.24	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,046.40	0.70	3.55	1,000.00	1,021.32	0.70	3.51
Class S2	1,000.00	1,045.10	0.85	4.31	1,000.00	1,020.58	0.85	4.26
Voya U.S. Bond Index Portfolio
Class ADV	$1,000.00	$1,018.60	0.90%	$4.50	$1,000.00	$1,020.33	0.90%	$4.51
Class I	1,000.00	1,021.00	0.40	2.00	1,000.00	1,022.81	0.40	2.01
Class P2(1)	1,000.00	1,006.90	0.15	0.24	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,019.80	0.65	3.26	1,000.00	1,021.57	0.65	3.26
Class S2	1,000.00	1,020.00	0.80	4.01	1,000.00	1,020.83	0.80	4.01

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was May 3, 2017. Expenses paid for the actual Portfolio’s return reflect the 59-day period ended June 30, 2017.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
ASSETS:
Investments in securities at fair value+*	$103,483,059	$666,073,102	$397,786,646	$272,826,254
Short-term investments at fair value**	2,710,957	19,322,412	21,531,571	96,451
Total investments at fair value	$106,194,016	$685,395,514	$419,318,217	$272,922,705
Cash	299	473	524,331	1,565,392
Cash collateral for futures	231,479	664,700	546,360	441,321
Foreign currencies at value***	23,769	988,442	1,328,646	360,866
Foreign cash collateral for futures****	56,921	—	215,601	193,681
Receivables:
Investment securities sold	1,953	111,327	—	—
Fund shares sold	744	771,486	1,860	1,488
Dividends	1,085,659	2,638,510	6	1,479,831
Foreign tax reclaims	—	—	1,192,086	13,065
Unrealized appreciation on forward foreign currency contracts	17,857	—	38,612	49,254
Prepaid expenses	8,180	2,649	1,914	1,393
Reimbursement due from manager	—	51,192	—	—
Other assets	3,255	9,420	12,554	9,721
Total assets	107,624,132	690,633,713	423,180,187	277,038,717
LIABILITIES:
Payable for investment securities purchased	—	112,484	—	—
Payable for fund shares redeemed	47,967	181,184	199,626	129,178
Payable upon receipt of securities loaned	1,894,957	7,874,412	21,531,571	96,451
Unrealized depreciation on forward foreign currency contracts	3,265	7	—	—
Payable for investment management fees	30,016	203,395	117,457	80,268
Payable for distribution and shareholder service fees	—	—	10,525	2,114
Payable for directors fees	685	3,396	2,030	1,455
Payable to directors under the deferred compensation plan (Note 6)	3,255	9,420	12,554	9,721
Other accrued expenses and liabilities	51,047	457,093	202,957	124,520
Total liabilities	2,031,192	8,841,391	22,076,720	443,707
NET ASSETS	$105,592,940	$681,792,322	$401,103,467	$276,595,010
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$133,674,910	$696,755,282	$356,230,463	$260,916,300
Undistributed net investment income	2,655,088	5,427,659	8,573,789	6,693,904
Accumulated net realized loss	(33,648,631)	(79,854,614)	(17,068,203)	(3,324,224)
Net unrealized appreciation	2,911,573	59,463,995	53,367,418	12,309,030
NET ASSETS	$105,592,940	$681,792,322	$401,103,467	$276,595,010
+ Including securities loaned at value	$1,721,811	$7,449,395	$16,648,083	$91,096
* Cost of investments in securities	$100,619,248	$606,610,670	$344,431,535	$260,486,249
** Cost of short-term investments	$2,710,957	$19,322,412	$21,531,571	$96,451
*** Cost of foreign currencies	$23,501	$990,055	$1,299,892	$351,214
**** Cost of foreign cash collateral for futures	$56,921	$—	$215,601	$193,681
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
Class ADV
Net assets	n/a	n/a	$25,570,658	$5,268,090
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	2,396,219	587,622
Net asset value and redemption price per share	n/a	n/a	$10.67	$8.97
Class I
Net assets	$105,592,940	$506,380,878	$375,532,809	$271,326,920
Shares authorized	100,000,000	100,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,421,867	45,443,477	34,929,784	30,071,204
Net asset value and redemption price per share	$8.50	$11.14	$10.75	$9.02
Class P2
Net assets	n/a	$175,408,080	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	15,725,230	n/a	n/a
Net asset value and redemption price per share	n/a	$11.15	n/a	n/a
Class S
Net assets	n/a	$3,364	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	300	n/a	n/a
Net asset value and redemption price per share	n/a	$11.21	n/a	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index® Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
ASSETS:
Investments in securities at fair value+*	$68,711,047	$1,515,192,393	$313,750,438	$652,722,641
Short-term investments at fair value**	1,233,666	76,141,356	4,102,311	7,756,517
Total investments at fair value	$69,944,713	$1,591,333,749	$317,852,749	$660,479,158
Cash	79	14,496	341,257	906
Cash collateral for futures	128,067	2,327,345	674,093	182,437
Foreign currencies at value***	270,118	726,040	1,868,463	—
Foreign cash collateral for futures****	147,831	—	198,973	—
Receivables:
Investment securities sold	—	507,709	864,580	—
Fund shares sold	2,641,796	2,635,983	1,723	1,482
Dividends	672,593	3,181,358	326,352	442,976
Foreign tax reclaims	—	3,297,448	2,093	—
Unrealized appreciation on forward foreign currency contracts	—	—	6,464	—
Prepaid expenses	479	7,107	1,437	2,992
Reimbursement due from manager	—	213,413	—	—
Other assets	2,668	61,829	8,833	12,007
Total assets	73,808,344	1,604,306,477	322,147,017	661,121,958
LIABILITIES:
Payable for investment securities purchased	—	799,966	—	—
Payable for fund shares redeemed	25,131	3,314,938	165,363	638,996
Payable upon receipt of securities loaned	221,666	19,869,356	4,102,311	3,838,517
Unrealized depreciation on forward foreign currency contracts	1,684	—	24,856	—
Payable for investment management fees	20,405	596,019	92,260	216,267
Payable for distribution and shareholder service fees	5,950	309,615	4,584	70,014
Payable for directors fees	469	9,049	1,501	3,138
Payable to directors under the deferred compensation plan (Note 6)	2,668	61,829	8,833	12,007
Other accrued expenses and liabilities	73,646	376,546	88,256	58,493
Total liabilities	351,619	25,337,318	4,487,964	4,837,432
NET ASSETS	$73,456,725	$1,578,969,159	$317,659,053	$656,284,526
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$46,965,910	$1,524,969,133	$238,065,112	$311,030,141
Undistributed net investment income	1,388,379	25,284,441	2,423,742	3,537,957
Accumulated net realized gain (loss)	2,595,117	(148,240,920)	1,856,178	14,862,381
Net unrealized appreciation	22,507,319	176,956,505	75,314,021	326,854,047
NET ASSETS	$73,456,725	$1,578,969,159	$317,659,053	$656,284,526
+ Including securities loaned at value	$199,530	$15,414,089	$3,872,639	$3,760,063
* Cost of investments in securities	$46,200,186	$1,338,479,090	$238,440,833	$325,842,409
** Cost of short-term investments	$1,233,666	$76,141,356	$4,102,311	$7,756,517
*** Cost of foreign currencies	$270,406	$716,025	$1,877,668	$—
**** Cost of foreign cash collateral for futures	$147,831	$—	$198,973	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index® Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
Net assets	$932,448	$717,451,842	$11,021,676	$3,724
Shares authorized	100,000,000	250,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	62,083	74,180,957	984,764	121
Net asset value and redemption price per share	$15.02	$9.67	$11.19	$30.67
Class I
Net assets	$42,775,981	$307,760,845	$306,637,377	$320,827,920
Shares authorized	100,000,000	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,839,821	31,222,315	27,157,302	10,396,465
Net asset value and redemption price per share	$15.06	$9.86	$11.29	$30.86
Class P2
Net assets	n/a	$473,582,532	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	48,040,962	n/a	n/a
Net asset value and redemption price per share	n/a	$9.86	n/a	n/a
Class S
Net assets	$29,748,296	$78,888,074	n/a	$335,452,882
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	1,976,263	8,052,029	n/a	10,919,333
Net asset value and redemption price per share	$15.05	$9.80	n/a	$30.72
Class S2
Net assets	n/a	$1,285,866	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	131,366	n/a	n/a
Net asset value and redemption price per share	n/a	$9.79	n/a	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$874,971,062	$426,702,521	$294,469,090	$1,851,460,654
Investments in affiliates at fair value**	—	—	41,870	1,925,584
Short-term investments at fair value***	10,676,721	5,065,000	11,896,711	83,676,411
Total investments at fair value	$885,647,783	$431,767,521	$306,407,671	$1,937,062,649
Cash	—	612	33,948	36
Cash collateral for futures	398,473	213,360	71,696	1,441,526
Receivables:
Fund shares sold	282,761	708,099	85,638	1,056,526
Dividends	840,946	543,826	162,225	2,357,317
Foreign tax reclaims	—	345	—	—
Prepaid expenses	4,271	2,204	1,418	9,636
Reimbursement due from manager	5,467	—	6,625	51,365
Other assets	67,900	6,451	7,897	52,238
Total assets	887,247,601	433,242,418	306,777,118	1,942,031,293
LIABILITIES:
Payable for fund shares redeemed	386,174	4,239	13,616	549,253
Payable upon receipt of securities loaned	2,798,721	—	10,594,711	50,703,411
Payable for investment management fees	256,810	127,246	98,420	639,921
Payable for distribution and shareholder service fees	139,912	67,846	59,270	145,473
Payable to custodian due to bank overdraft	201	—	—	—
Payable for directors fees	4,365	2,225	1,471	10,419
Payable to directors under the deferred compensation plan (Note 6)	67,900	6,451	7,897	52,238
Other accrued expenses and liabilities	86,044	13,475	153,038	189,134
Total liabilities	3,740,127	221,482	10,928,423	52,289,849
NET ASSETS	$883,507,474	$433,020,936	$295,848,695	$1,889,741,444
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$468,595,823	$328,678,233	$159,701,854	$907,233,514
Undistributed net investment income	6,666,202	4,372,609	705,103	10,971,758
Accumulated net realized gain (loss)	(116,262,613)	6,378,707	24,912,176	140,658,339
Net unrealized appreciation	524,508,062	93,591,387	110,529,562	830,877,833
NET ASSETS	$883,507,474	$433,020,936	$295,848,695	$1,889,741,444
+ Including securities loaned at value	$2,740,710	$—	$10,344,390	$49,391,780
* Cost of investments in securities	$350,442,845	$333,074,983	$183,932,186	$1,020,519,688
** Cost of investments in affiliates	$—	$—	$39,996	$1,564,105
*** Cost of short-term investments	$10,676,721	$5,065,000	$11,896,711	$83,676,411
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
Class ADV
Net assets	$37,849,525	$3,488	n/a	$168,753,797
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	2,049,737	164	n/a	11,677,123
Net asset value and redemption price per share	$18.47	$21.30	n/a	$14.45
Class I
Net assets	$248,587,562	$102,620,621	$11,884,254	$1,185,838,615
Shares authorized	400,000,000	100,000,000	100,000,000	300,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,244,670	4,784,559	378,767	79,750,352
Net asset value and redemption price per share	$18.77	$21.45	$31.38	$14.87
Class P2
Net assets	n/a	n/a	n/a	$180,186,769
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	12,116,594
Net asset value and redemption price per share	n/a	n/a	n/a	$14.87
Class S
Net assets	$595,885,003	$330,396,827	$282,393,863	$338,637,598
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	31,937,464	15,496,046	9,014,514	23,015,145
Net asset value and redemption price per share	$18.66	$21.32	$31.33	$14.71
Class S2
Net assets	$1,185,384	n/a	$1,570,578	$16,324,665
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	61,869	n/a	50,191	1,122,839
Net asset value and redemption price per share	$19.16	n/a	$31.29	$14.54
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
ASSETS:
Investments in securities at fair value+*	$906,320,940	$3,247,087,698
Short-term investments at fair value**	102,628,443	393,043,482
Total investments at fair value	$1,008,949,383	$3,640,131,180
Cash	966	1,975,145
Cash collateral for futures	1,095,468	8,738
Cash pledged for centrally cleared swaps (Note 2)	—	100,000
Receivables:
Investment securities sold	—	5,101,125
Investment securities sold on a delayed-delivery or when-issued basis	—	133,640,689
Fund shares sold	838,082	3,194,592
Dividends	1,005,913	6,578
Interest	—	18,863,943
Prepaid expenses	3,847	16,144
Reimbursement due from manager	29,273	137,715
Other assets	29,032	102,508
Total assets	1,011,951,964	3,803,278,357
LIABILITIES:
Payable for investment securities purchased	196,500	21,475,902
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	389,202,379
Payable for fund shares redeemed	269,889	926,417
Payable upon receipt of securities loaned	81,150,443	14,144,564
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	—	339,000
Payable for investment management fees	327,892	1,061,867
Payable for distribution and shareholder service fees	97,903	57,660
Payable for directors fees	4,418	18,596
Payable to directors under the deferred compensation plan (Note 6)	29,032	102,508
Other accrued expenses and liabilities	99,915	312,690
Total liabilities	82,175,992	427,641,583
NET ASSETS	$929,775,972	$3,375,636,774
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$604,390,311	$3,303,463,482
Undistributed net investment income	3,591,092	7,028,280
Accumulated net realized gain	36,936,376	8,756,196
Net unrealized appreciation	284,858,193	56,388,816
NET ASSETS	$929,775,972	$3,375,636,774
+ Including securities loaned at value	$78,808,227	$13,796,066
* Cost of investments in securities	$621,318,290	$3,191,299,989
** Cost of short-term investments	$102,628,443	$392,445,325
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
Class ADV
Net assets	$102,774,753	$32,249,244
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	7,378,025	3,045,566
Net asset value and redemption price per share	$13.93	$10.59
Class I
Net assets	$464,754,923	$2,538,331,184
Shares authorized	100,000,000	700,000,000
Par value	$0.001	$0.001
Shares outstanding	32,369,796	238,743,979
Net asset value and redemption price per share	$14.36	$10.63
Class P2
Net assets	$97,304,700	$591,366,135
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	6,770,680	55,607,187
Net asset value and redemption price per share	$14.37	$10.63
Class S
Net assets	$255,873,918	$211,175,396
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	17,968,439	19,920,025
Net asset value and redemption price per share	$14.24	$10.60
Class S2
Net assets	$9,067,678	$2,514,815
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	647,556	237,133
Net asset value and redemption price per share	$14.00	$10.61
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,928,294	$6,892,471	$9,383,631	$7,238,451
Interest, net of foreign taxes withheld*	728	13,670	—	385
Securities lending income, net	17,033	44,553	169,459	66,030
Total investment income	2,946,055	6,950,694	9,553,090	7,304,866
EXPENSES:
Investment management fees	475,373	1,869,762	1,408,838	1,010,233
Distribution and shareholder service fees:
Class ADV	—	—	57,516	12,320
Class S	—	4	—	—
Transfer agent fees	96	713	363	262
Shareholder reporting expense	2,715	7,758	9,030	3,620
Professional fees	5,430	31,633	12,869	9,774
Custody and accounting expense	35,657	351,101	78,369	43,946
Directors fees	2,054	10,186	6,088	4,365
License fee	7,439	86,295	60,377	27,292
Miscellaneous expense	3,838	14,766	15,902	9,374
Interest expense	509	9,849	1,295	591
Total expenses	533,111	2,382,067	1,650,647	1,121,777
Waived and reimbursed fees	(237,685)	(869,775)	(704,415)	(505,114)
Net expenses	295,426	1,512,292	946,232	616,663
Net investment income	2,650,629	5,438,402	8,606,858	6,688,203
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Brazilian capital gains tax withheld^)	(1,985,218)	224,698	12,322,373	4,019,189
Foreign currency related transactions	128,883	(92,453)	280,076	170,640
Futures	98,652	2,105,184	327,582	304,759
Net realized gain (loss)	(1,757,683)	2,237,429	12,930,031	4,494,588
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax accrued#)	12,036,474	88,220,323	39,619,551	19,307,323
Foreign currency related transactions	52,730	(8,246)	146,499	98,471
Futures	(22,994)	186,519	(154,925)	(157,059)
Net change in unrealized appreciation (depreciation)	12,066,210	88,398,596	39,611,125	19,248,735
Net realized and unrealized gain	10,308,527	90,636,025	52,541,156	23,743,323
Increase in net assets resulting from operations	$12,959,156	$96,074,427	$61,148,014	$30,431,526
* Foreign taxes withheld	$56,840	$783,518	$1,469,342	$104,881
# Foreign taxes accrued on Indian investments	$—	$68,453	$—	$—
^ Foreign taxes on sale of Brazilian investments	$—	$12,053	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index® Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,663,968	$29,758,035	$3,055,093	$5,278,997
Interest	109	3,389	415	927
Securities lending income, net	1,248	405,776	31,874	14,223
Total investment income	1,665,325	30,167,200	3,087,382	5,294,147
EXPENSES:
Investment management fees	325,712	3,434,559	1,041,810	1,543,164
Distribution and shareholder service fees:
Class ADV	2,320	1,771,772	27,413	8
Class S	32,915	94,996	—	392,526
Class S2	—	2,660	—	—
Transfer agent fees	195	1,695	280	649
Shareholder reporting expense	2,262	33,715	5,973	19,548
Professional fees	5,619	36,440	10,516	18,870
Custody and accounting expense	39,458	190,255	74,440	30,072
Directors fees	1,406	27,148	4,502	9,412
License fee	18,612	224,192	8,930	—
Miscellaneous expense	6,968	33,954	12,580	21,719
Interest expense	479	69	1,277	139
Total expenses	435,946	5,851,455	1,187,721	2,036,107
Waived and reimbursed fees	(162,855)	(852,072)	(520,902)	(311,159)
Net expenses	273,091	4,999,383	666,819	1,724,948
Net investment income	1,392,234	25,167,817	2,420,563	3,569,199
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	6,349,221	(174,389)	5,857,350	14,269,230
Foreign currency related transactions	(13,984)	769,082	134,664	7,180
Futures	210,500	4,667,663	368,654	804,647
Net realized gain	6,545,737	5,262,356	6,360,668	15,081,057
Net change in unrealized appreciation (depreciation) on:
Investments	8,753,854	169,720,645	24,909,445	64,261,709
Foreign currency related transactions	(3,616)	243,344	(16,984)	—
Futures	(6,512)	192,864	6,597	(24,715)
Net change in unrealized appreciation (depreciation)	8,743,726	170,156,853	24,899,058	64,236,994
Net realized and unrealized gain	15,289,463	175,419,209	31,259,726	79,318,051
Increase in net assets resulting from operations	$16,681,697	$200,587,026	$33,680,289	$82,887,250
* Foreign taxes withheld	$43,387	$2,942,848	$339,984	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$9,148,969	$5,651,073	$1,653,914	$15,790,601
Interest	—	—	256	—
Dividends from affiliates	—	—	—	1,199
Securities lending income, net	13,831	3,079	56,517	213,880
Total investment income	9,162,800	5,654,152	1,710,687	16,005,680
EXPENSES:
Investment management fees	1,515,157	1,006,590	729,368	4,001,735
Distribution and shareholder service fees:
Class ADV	90,112	7	—	410,288
Class S	741,114	424,878	349,182	436,321
Class S2	2,436	—	3,010	33,136
Transfer agent fees	631	274	384	1,511
Shareholder reporting expense	20,815	8,688	12,670	37,105
Professional fees	30,663	13,559	19,186	61,953
Custody and accounting expense	45,250	22,263	36,200	120,616
Directors fees	13,095	6,675	4,412	31,258
Miscellaneous expense	25,815	12,693	16,849	61,651
Interest expense	718	1,981	1,958	4,850
Total expenses	2,485,806	1,497,608	1,173,219	5,200,424
Waived and reimbursed fees	(40,339)	(220,653)	(187,569)	(161,322)
Net expenses	2,445,467	1,276,955	985,650	5,039,102
Net investment income	6,717,333	4,377,197	725,037	10,966,578
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	21,190,368	10,427,734	25,621,109	151,618,844
Affiliates	—	—	—	(118,222)
Foreign currency related transactions	3,330	—	—	—
Futures	770,277	588,486	26,175	1,359,136
Net realized gain	21,963,975	11,016,220	25,647,284	152,859,758
Net change in unrealized appreciation (depreciation) on:
Investments	49,474,221	2,882,249	4,141,288	(17,728,943)
Affiliates	—	—	1,874	(27,943)
Futures	(20,254)	(33,199)	65,665	106,059
Net change in unrealized appreciation (depreciation)	49,453,967	2,849,050	4,208,827	(17,650,827)
Net realized and unrealized gain	71,417,942	13,865,270	29,856,111	135,208,931
Increase in net assets resulting from operations	$78,135,275	$18,242,467	$30,581,148	$146,175,509
* Foreign taxes withheld	$1,650	$1,769	$—	$3,842
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,274,904	$94,202
Interest, net of foreign taxes withheld*	2,669	42,758,264
Securities lending income, net	707,234	233,903
Total investment income	5,984,807	43,086,369
EXPENSES:
Investment management fees	1,753,785	6,300,823
Distribution and shareholder service fees:
Class ADV	249,904	79,453
Class S	331,213	270,351
Class S2	18,076	5,613
Transfer agent fees	921	2,234
Shareholder reporting expense	18,100	53,230
Professional fees	29,009	87,339
Custody and accounting expense	52,350	197,950
Directors fees	13,255	55,788
Miscellaneous expense	23,429	83,502
Interest expense	5,462	4,717
Total expenses	2,495,504	7,141,000
Waived and reimbursed fees	(89,254)	(351,725)
Net expenses	2,406,250	6,789,275
Net investment income	3,578,557	36,297,094
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	37,677,179	5,675,456
Futures	417,969	(4,365)
Swaps	—	104,669
Net realized gain	38,095,148	5,775,760
Net change in unrealized appreciation (depreciation) on:
Investments	(2,963,357)	26,820,011
Foreign currency related transactions	267	—
Futures	255,419	535
Net change in unrealized appreciation (depreciation)	(2,707,671)	26,820,546
Net realized and unrealized gain	35,387,477	32,596,306
Increase in net assets resulting from operations	$38,966,034	$68,893,400
* Foreign taxes withheld	$2,435	$19
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Australia Index Portfolio		Voya Emerging Markets Index Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$2,650,629	$4,059,394	$5,438,402	$9,831,145
Net realized gain (loss)	(1,757,683)	(2,519,523)	2,237,429	(40,351,386)
Net change in unrealized appreciation (depreciation)	12,066,210	6,811,853	88,398,596	79,996,858
Increase in net assets resulting from operations	12,959,156	8,351,724	96,074,427	49,476,617
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(4,731,859)	(7,529,762)	(7,793,282)	(11,483,688)
Class P2	—	—	(2,123,366)	—
Class S	—	—	(28)	(347)
Total distributions	(4,731,859)	(7,529,762)	(9,916,676)	(11,484,035)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	222,668	63,394,398	282,895,467	243,358,343
Reinvestment of distributions	4,731,859	7,529,762	9,916,648	11,483,976
	4,954,527	70,924,160	292,812,115	254,842,319
Cost of shares redeemed	(49,942,318)	(43,729,993)	(225,641,286)	(275,343,731)
Net increase (decrease) in net assets resulting from capital share transactions	(44,987,791)	27,194,167	67,170,829	(20,501,412)
Net increase (decrease) in net assets	(36,760,494)	28,016,129	153,328,580	17,491,170
NET ASSETS:
Beginning of year or period	142,353,434	114,337,305	528,463,742	510,972,572
End of year or period	$105,592,940	$142,353,434	$681,792,322	$528,463,742
Undistributed net investment income at end of year or period	$2,655,088	$4,736,318	$5,427,659	$9,905,933

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Euro STOXX 50® Index Portfolio		Voya FTSE 100 Index® Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$8,606,858	$14,945,766	$6,688,203	$11,629,326
Net realized gain	12,930,031	21,174,116	4,494,588	5,428,548
Net change in unrealized appreciation (depreciation)	39,611,125	(31,508,967)	19,248,735	(21,428,198)
Increase (decrease) in net assets resulting from operations	61,148,014	4,610,915	30,431,526	(4,370,324)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(758,294)	(508,884)	(156,667)	(258,627)
Class I	(14,247,161)	(11,323,478)	(10,695,401)	(13,806,768)
Net realized gains:
Class ADV	—	—	(159,191)	(214,033)
Class I	—	—	(9,218,630)	(10,090,028)
Total distributions	(15,005,455)	(11,832,362)	(20,229,889)	(24,369,456)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,661,058	153,346,241	1,156,107	55,560,256
Reinvestment of distributions	15,005,455	11,832,362	20,229,889	24,369,456
	18,666,513	165,178,603	21,385,996	79,929,712
Cost of shares redeemed	(68,882,992)	(181,884,165)	(51,606,575)	(95,704,688)
Net decrease in net assets resulting from capital share transactions	(50,216,479)	(16,705,562)	(30,220,579)	(15,774,976)
Net decrease in net assets	(4,073,920)	(23,927,009)	(20,018,942)	(44,514,756)
NET ASSETS:
Beginning of year or period	405,177,387	429,104,396	296,613,952	341,128,708
End of year or period	$401,103,467	$405,177,387	$276,595,010	$296,613,952
Undistributed net investment income at end of year or period	$8,573,789	$14,972,386	$6,693,904	$10,857,769

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Hang Seng Index Portfolio		Voya International Index Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$1,392,234	$2,478,553	$25,167,817	$32,130,585
Net realized gain (loss)	6,545,737	(1,331,463)	5,262,356	(16,168,375)
Net change in unrealized appreciation (depreciation)	8,743,726	2,026,100	170,156,853	(10,706,112)
Increase in net assets resulting from operations	16,681,697	3,173,190	200,587,026	5,256,098
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(5,079)	(41,627)	(14,094,484)	(19,542,104)
Class I	(797,783)	(2,854,562)	(7,342,600)	(14,190,081)
Class P2	—	—	(10,228,121)	—
Class S	(227,776)	(1,176,800)	(1,702,534)	(2,296,001)
Class S2	—	—	(22,971)	(82,516)
Net realized gains:
Class ADV	—	(17,245)	—	—
Class I	—	(1,006,953)	—	—
Class S	—	(447,469)	—	—
Total distributions	(1,030,638)	(5,544,656)	(33,390,710)	(36,110,702)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,258,196	38,688,396	663,637,617	209,235,712
Reinvestment of distributions	1,030,638	5,544,656	33,390,709	36,110,702
	5,288,834	44,233,052	697,028,326	245,346,414
Cost of shares redeemed	(42,034,160)	(19,569,841)	(609,717,371)	(256,035,716)
Net increase (decrease) in net assets resulting from capital share transactions	(36,745,326)	24,663,211	87,310,955	(10,689,302)
Net increase (decrease) in net assets	(21,094,267)	22,291,745	254,507,271	(41,543,906)
NET ASSETS:
Beginning of year or period	94,550,992	72,259,247	1,324,461,888	1,366,005,794
End of year or period	$73,456,725	$94,550,992	$1,578,969,159	$1,324,461,888
Undistributed net investment income at end of year or period	$1,388,379	$1,026,783	$25,284,441	$33,507,334

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Japan TOPIX Index® Portfolio		Voya Russell™ Large Cap Growth Index Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$2,420,563	$5,234,052	$3,569,199	$6,828,844
Net realized gain	6,360,668	8,466,783	15,081,057	17,744,231
Net change in unrealized appreciation (depreciation)	24,899,058	(5,663,755)	64,236,994	9,664,404
Increase in net assets resulting from operations	33,680,289	8,037,080	82,887,250	34,237,479
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(157,582)	(129,370)	(28)	(33)
Class I	(5,911,316)	(4,513,652)	(3,662,493)	(3,626,198)
Class S	—	—	(3,112,736)	(3,087,221)
Net realized gains:
Class ADV	(264,492)	(673,170)	—	—
Class I	(6,771,233)	(13,225,438)	—	—
Total distributions	(13,104,623)	(18,541,630)	(6,775,257)	(6,713,452)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,347,226	13,056,625	46,278,261	86,993,215
Reinvestment of distributions	13,104,624	18,541,630	6,775,257	6,713,452
	38,451,850	31,598,255	53,053,518	93,706,667
Cost of shares redeemed	(33,933,871)	(114,929,806)	(38,343,265)	(114,917,238)
Net increase (decrease) in net assets resulting from capital share transactions	4,517,979	(83,331,551)	14,710,253	(21,210,571)
Net increase (decrease) in net assets	25,093,645	(93,836,101)	90,822,246	6,313,456
NET ASSETS:
Beginning of year or period	292,565,408	386,401,509	565,462,280	559,148,824
End of year or period	$317,659,053	$292,565,408	$656,284,526	$565,462,280
Undistributed net investment income at end of year or period	$2,423,742	$6,072,077	$3,537,957	$6,744,015

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Russell™ Large Cap Index Portfolio		Voya Russell™ Large Cap Value Index Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$6,717,333	$13,407,932	$4,377,197	$8,738,453
Net realized gain (loss)	21,963,975	15,114,194	11,016,220	(1,419,247)
Net change in unrealized appreciation (depreciation)	49,453,967	54,461,555	2,849,050	49,376,658
Increase in net assets resulting from operations	78,135,275	82,983,681	18,242,467	56,695,864
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(451,986)	(488,585)	(58)	(43)
Class I	(3,979,934)	(3,707,145)	(2,147,826)	(1,522,024)
Class S	(8,558,244)	(9,450,568)	(6,208,489)	(4,447,361)
Class S2	(16,027)	—	—	—
Net realized gains:
Class ADV	—	—	—	(46)
Class I	—	—	—	(1,412,242)
Class S	—	—	—	(4,623,930)
Total distributions	(13,006,191)	(13,646,298)	(8,356,373)	(12,005,646)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	73,312,050	92,210,007	30,024,499	49,390,359
Reinvestment of distributions	13,006,190	13,646,298	8,356,373	12,005,646
	86,318,240	105,856,305	38,380,872	61,396,005
Cost of shares redeemed	(102,463,531)	(126,651,104)	(51,559,184)	(77,244,064)
Net decrease in net assets resulting from capital share transactions	(16,145,291)	(20,794,799)	(13,178,312)	(15,848,059)
Net increase (decrease) in net assets	48,983,793	48,542,584	(3,292,218)	28,842,159
NET ASSETS:
Beginning of year or period	834,523,681	785,981,097	436,313,154	407,470,995
End of year or period	$883,507,474	$834,523,681	$433,020,936	$436,313,154
Undistributed net investment income at end of year or period	$6,666,202	$12,955,060	$4,372,609	$8,351,785

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Russell™ Mid Cap Growth Index Portfolio		Voya Russell™ Mid Cap Index Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$725,037	$1,958,724	$10,966,578	$25,159,215
Net realized gain	25,647,284	28,239,121	152,859,758	132,625,439
Net change in unrealized appreciation (depreciation)	4,208,827	(11,878,782)	(17,650,827)	86,204,333
Increase in net assets resulting from operations	30,581,148	18,319,063	146,175,509	243,988,987
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(1,820,889)	(1,288,054)
Class I	(108,152)	(85,956)	(18,714,973)	(19,277,112)
Class P2	—	—	(2,408,580)	—
Class S	(1,955,102)	(1,968,676)	(4,346,491)	(3,520,071)
Class S2	(9,034)	(6,022)	(187,359)	(160,425)
Net realized gains:
Class ADV	—	—	(11,694,132)	(17,936,932)
Class I	—	—	(85,763,744)	(173,031,791)
Class P2	—	—	(11,037,625)	—
Class S	—	—	(23,741,058)	(39,813,502)
Class S2	—	—	(1,172,620)	(2,144,840)
Total distributions	(2,072,288)	(2,060,654)	(160,887,471)	(257,172,727)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,675,156	30,877,744	281,119,223	392,866,854
Reinvestment of distributions	2,072,289	2,060,654	160,887,471	257,172,727
	10,747,445	32,938,398	442,006,694	650,039,581
Cost of shares redeemed	(39,255,592)	(118,425,815)	(509,858,097)	(580,484,770)
Net increase (decrease) in net assets resulting from capital share transactions	(28,508,147)	(85,487,417)	(67,851,403)	69,554,811
Net increase (decrease) in net assets	713	(69,229,008)	(82,563,365)	56,371,071
NET ASSETS:
Beginning of year or period	295,847,982	365,076,990	1,972,304,809	1,915,933,738
End of year or period	$295,848,695	$295,847,982	$1,889,741,444	$1,972,304,809
Undistributed net investment income at end of year or period	$705,103	$2,052,354	$10,971,758	$27,483,472

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Russell™ Small Cap Index Portfolio		Voya U.S. Bond Index Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$3,578,557	$7,449,746	$36,297,094	$72,154,399
Net realized gain	38,095,148	57,601,485	5,775,760	13,945,143
Net change in unrealized appreciation (depreciation)	(2,707,671)	76,604,776	26,820,546	1,120,845
Increase in net assets resulting from operations	38,966,034	141,656,007	68,893,400	87,220,387
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(747,306)	(744,210)	(285,694)	(490,616)
Class I	(3,869,156)	(5,433,996)	(33,035,456)	(66,572,531)
Class P2	(953,918)	—	(2,328,982)	—
Class S	(2,211,797)	(2,617,929)	(2,213,648)	(4,918,115)
Class S2	(69,062)	(81,110)	(26,615)	(48,502)
Net realized gains:
Class ADV	(7,425,450)	(9,806,737)	—	(41,880)
Class I	(24,768,581)	(46,267,840)	—	(4,650,014)
Class P2	(6,106,548)	—	—	—
Class S	(18,072,247)	(28,439,472)	—	(388,498)
Class S2	(657,093)	(1,015,338)	—	(4,319)
Total distributions	(64,881,158)	(94,406,632)	(37,890,395)	(77,114,475)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	287,667,070	112,493,637	964,851,340	849,262,098
Reinvestment of distributions	64,881,158	94,406,632	37,701,958	77,098,055
	352,548,228	206,900,269	1,002,553,298	926,360,153
Cost of shares redeemed	(194,225,459)	(198,051,629)	(1,000,250,441)	(1,261,582,556)
Net increase (decrease) in net assets resulting from capital share transactions	158,322,769	8,848,640	2,302,857	(335,222,403)
Net increase (decrease) in net assets	132,407,645	56,098,015	33,305,862	(325,116,491)
NET ASSETS:
Beginning of year or period	797,368,327	741,270,312	3,342,330,912	3,667,447,403
End of year or period	$929,775,972	$797,368,327	$3,375,636,774	$3,342,330,912
Undistributed net investment income at end of year or period	$3,591,092	$7,863,774	$7,028,280	$8,621,581

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Australia Index Portfolio
Class I
06-30-17	8.01	0.17•	0.62	0.79	0.30	—	—	0.30	—	8.50	9.92	0.79	0.44	0.44	3.90	105,593	1
12-31-16	7.89	0.30•	0.50	0.80	0.68	—	—	0.68	—	8.01	10.71	0.83	0.48	0.48	3.79	142,353	36
12-31-15	9.16	0.36•	(1.14)	(0.78)	0.49	—	—	0.49	—	7.89	(9.26)	0.80	0.45	0.45	4.17	114,337	8
12-31-14	10.01	0.40	(0.85)	(0.45)	0.40	—	—	0.40	—	9.16	(4.95)	0.78	0.43	0.43	4.12	190,588	12
12-31-13	10.34	0.44	(0.20)	0.24	0.57	—	—	0.57	—	10.01	1.91	0.77	0.42	0.42	4.27	203,923	13
12-31-12	8.76	0.41•	1.56	1.97	0.35	0.04	—	0.39	—	10.34	22.91	0.77	0.42	0.42	4.42	194,327	10
Voya Emerging Markets Index Portfolio
Class I
06-30-17	9.56	0.09•	1.67	1.76	0.18	—	—	0.18	—	11.14	18.47	0.83	0.56	0.56	1.67	506,381	10
12-31-16	8.85	0.18	0.73	0.91	0.20	—	—	0.20	—	9.56	10.48	0.82	0.57	0.57	1.80	528,461	34
12-31-15	10.65	0.20•	(1.78)	(1.58)	0.22	—	—	0.22	—	8.85	(15.28)	0.82	0.57	0.57	1.92	510,962	19
12-31-14	11.18	0.21	(0.58)	(0.37)	0.16	—	—	0.16	—	10.65	(3.37)	0.81	0.56	0.56	2.05	635,780	21
12-31-13	12.00	0.22•	(0.98)	(0.76)	0.01	0.05	—	0.06	—	11.18	(6.30)	0.82	0.57	0.57	2.03	606,455	19
12-31-12	10.32	0.16•	1.53	1.69	—	0.01	—	0.01	—	12.00	16.38	0.90	0.65	0.65	1.39	112,257	61
Class P2
05-03-17(5) - 06-30-17	10.99	0.08•	0.26	0.34	0.18	—	—	0.18	—	11.15	3.14	0.83	0.16	0.16	4.36	175,408	10
Class S
06-30-17	9.55	0.08•	1.67	1.75	0.09	—	—	0.09	—	11.21	18.39	1.08	0.81	0.81	1.54	3	10
12-31-16	8.82	0.20•	0.72	0.92	0.19	—	—	0.19	—	9.55	10.66	1.07	0.82	0.82	2.16	3	34
12-31-15	10.61	0.17•	(1.76)	(1.59)	0.20	—	—	0.20	—	8.82	(15.43)	1.07	0.82	0.82	1.73	11	19
12-31-14	11.14	0.21	(0.61)	(0.40)	0.13	—	—	0.13	—	10.61	(3.59)	1.06	0.81	0.81	1.84	3	21
12-31-13	11.97	0.15	(0.93)	(0.78)	—	0.05	—	0.05	—	11.14	(6.52)	1.07	0.82	0.82	1.38	3	19
12-31-12	10.31	0.20	1.47	1.67	—	0.01	—	0.01	—	11.97	16.20	1.15	0.90	0.90	1.80	4	61
Voya Euro STOXX 50® Index Portfolio
Class ADV
06-30-17	9.48	0.20•	1.33	1.53	0.34	—	—	0.34	—	10.67	16.10	1.29	0.94	0.94	3.87	25,571	1
12-31-16	9.64	0.25•	(0.24)	0.01	0.17	—	—	0.17	—	9.48	0.16	1.29	0.94	0.94	2.75	22,343	37
12-31-15	10.39	0.24•	(0.69)	(0.45)	0.30	—	—	0.30	—	9.64	(4.64)	1.29	0.94	0.94	2.26	31,758	15
12-31-14	11.88	0.30•	(1.40)	(1.10)	0.39	—	—	0.39	—	10.39	(9.66)	1.29	0.94	0.94	2.63	28,159	13
12-31-13	9.90	0.21•	2.21	2.42	0.44	—	—	0.44	—	11.88	25.45	1.29	0.94	0.94	1.97	36,736	17
12-31-12	8.41	0.21•	1.58	1.79	0.30	—	—	0.30	—	9.90	21.83	1.31	0.96	0.96	2.33	9,377	20
Class I
06-30-17	9.58	0.22•	1.35	1.57	0.40	—	—	0.40	—	10.75	16.34	0.79	0.44	0.44	4.30	375,533	1
12-31-16	9.74	0.31•	(0.25)	0.06	0.22	—	—	0.22	—	9.58	0.78	0.79	0.44	0.44	3.32	382,834	37
12-31-15	10.49	0.28•	(0.68)	(0.40)	0.35	—	—	0.35	—	9.74	(4.21)	0.79	0.44	0.44	2.63	397,346	15
12-31-14	11.96	0.37•	(1.41)	(1.04)	0.43	—	—	0.43	—	10.49	(9.18)	0.79	0.44	0.44	3.19	436,078	13
12-31-13	9.94	0.32•	2.17	2.49	0.47	—	—	0.47	—	11.96	26.09	0.79	0.44	0.44	3.09	496,801	17
12-31-12	8.50	0.28•	1.56	1.84	0.40	—	—	0.40	—	9.94	22.42	0.81	0.46	0.46	3.23	679,952	20
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya FTSE 100 Index® Portfolio
Class ADV
06-30-17	8.66	0.18•	0.74	0.92	0.30	0.31	—	0.61	—	8.97	10.74	1.27	0.92	0.92	4.13	5,268	2
12-31-16	9.56	0.30•	(0.47)	(0.17)	0.40	0.33	—	0.73	—	8.66	(1.67)	1.27	0.92	0.92	3.41	4,826	22
12-31-15	11.29	0.32	(1.01)	(0.69)	0.73	0.31	—	1.04	—	9.56	(7.22)	1.27	0.92	0.92	3.06	6,484	8
12-31-14	13.59	0.69•	(1.47)	(0.78)	0.47	1.05	—	1.52	—	11.29	(6.85)	1.26	0.91	0.91	5.53	6,675	13
12-31-13	12.25	0.30•	1.89	2.19	0.57	0.28	—	0.85	—	13.59	18.86	1.27	0.92	0.92	2.43	6,057	8
12-31-12	11.48	0.37•	1.34	1.71	0.31	0.63	—	0.94	—	12.25	15.24	1.26	0.91	0.91	3.15	2,642	7
Class I
06-30-17	8.74	0.21•	0.74	0.95	0.36	0.31	—	0.67	—	9.02	10.93	0.77	0.42	0.42	4.64	271,327	2
12-31-16	9.65	0.34•	(0.46)	(0.12)	0.46	0.33	—	0.79	—	8.74	(1.17)	0.77	0.42	0.42	3.87	291,788	22
12-31-15	11.39	0.39•	(1.03)	(0.64)	0.79	0.31	—	1.10	—	9.65	(6.72)	0.77	0.42	0.42	3.61	334,645	8
12-31-14	13.68	0.81	(1.53)	(0.72)	0.52	1.05	—	1.57	—	11.39	(6.39)	0.76	0.41	0.41	6.45	412,428	13
12-31-13	12.31	0.42•	1.84	2.26	0.61	0.28	—	0.89	—	13.68	19.44	0.77	0.42	0.42	3.35	465,162	8
12-31-12	11.59	0.43•	1.34	1.77	0.42	0.63	—	1.05	—	12.31	15.74	0.76	0.41	0.41	3.63	543,630	7
Voya Hang Seng Index Portfolio
Class ADV
06-30-17	12.73	0.20•	2.17	2.37	0.08	—	—	0.08	—	15.02	18.66	1.36	1.01	1.01	2.91	932	3
12-31-16	13.14	0.30•	0.00*	0.30	0.50	0.21	—	0.71	—	12.73	2.85	1.36	1.16	1.16	2.41	905	17
12-31-15	14.22	0.31•	(1.02)	(0.71)	0.37	—	—	0.37	—	13.14	(5.52)	1.37	1.19	1.19	2.09	1,192	7
12-31-14	14.10	0.35•	0.08	0.43	0.31	—	—	0.31	—	14.22	3.23	1.37	1.25	1.25	2.47	1,647	11
12-31-13	14.12	0.27•	0.21	0.48	0.50	—	—	0.50	—	14.10	3.60	1.36	1.26	1.26	1.94	1,816	9
12-31-12	11.10	0.21•	2.90	3.11	0.09	—	—	0.09	—	14.12	28.14	1.34	1.24	1.24	1.69	1,607	9
Class I
06-30-17	12.81	0.20•	2.21	2.41	0.16	—	—	0.16	—	15.06	18.92	0.86	0.51	0.51	2.91	42,776	3
12-31-16	13.25	0.38•	(0.02)	0.36	0.59	0.21	—	0.80	—	12.81	3.35	0.86	0.66	0.66	2.98	68,223	17
12-31-15	14.34	0.40•	(1.02)	(0.62)	0.47	—	—	0.47	—	13.25	(5.00)	0.87	0.69	0.69	2.65	40,319	7
12-31-14	14.22	0.42•	0.07	0.49	0.37	—	—	0.37	—	14.34	3.69	0.87	0.75	0.75	2.96	73,751	11
12-31-13	14.23	0.32•	0.24	0.56	0.57	—	—	0.57	—	14.22	4.15	0.86	0.76	0.76	2.31	79,094	9
12-31-12	11.20	0.31•	2.89	3.20	0.17	—	—	0.17	—	14.23	28.70	0.84	0.74	0.74	2.49	97,820	9
Class S
06-30-17	12.78	0.23•	2.17	2.40	0.13	—	—	0.13	—	15.05	18.81	1.11	0.76	0.76	3.21	29,748	3
12-31-16	13.21	0.33•	0.00*	0.33	0.55	0.21	—	0.76	—	12.78	3.07	1.11	0.91	0.91	2.62	25,423	17
12-31-15	14.30	0.35•	(1.01)	(0.66)	0.43	—	—	0.43	—	13.21	(5.23)	1.12	0.94	0.94	2.40	30,748	7
12-31-14	14.17	0.36•	0.10	0.46	0.33	—	—	0.33	—	14.30	3.41	1.12	1.00	1.00	2.57	34,800	11
12-31-13	14.19	0.28•	0.24	0.52	0.54	—	—	0.54	—	14.17	3.84	1.11	1.01	1.01	2.06	40,783	9
12-31-12	11.16	0.29•	2.87	3.16	0.13	—	—	0.13	—	14.19	28.41	1.09	0.99	0.99	2.29	54,629	9
Voya International Index Portfolio
Class ADV
06-30-17	8.63	0.14•	1.09	1.23	0.19	—	—	0.19	—	9.67	14.27	1.03	0.94	0.94	3.06	717,452	3
12-31-16	8.83	0.20•	(0.18)	0.02	0.22	—	—	0.22	—	8.63	0.37	1.05	0.97	0.97	2.30	692,197	3
12-31-15	9.19	0.19•	(0.30)	(0.11)	0.25	—	—	0.25	—	8.83	(1.43)(a)	1.06	0.97	0.97	2.03	803,990	2
12-31-14	9.89	0.24•	(0.86)	(0.62)	0.08	—	—	0.08	—	9.19	(6.34)	1.04	0.97	0.97	2.47	917,139	6
12-31-13	8.35	0.17•	1.55	1.72	0.18	—	—	0.18	—	9.89	20.89	1.06	0.99	0.99	1.92	11,587	3
12-31-12	7.25	0.17•	1.13	1.30	0.20	—	—	0.20	—	8.35	18.12	1.09	0.99	0.99	2.28	6,036	6
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya International Index Portfolio (continued)
Class I
06-30-17	8.81	0.16•	1.13	1.29	0.24	—	—	0.24	—	9.86	14.65	0.53	0.45	0.45	3.36	307,761	3
12-31-16	9.02	0.24•	(0.17)	0.07	0.28	—	—	0.28	—	8.81	0.83	0.55	0.48	0.48	2.72	557,788	3
12-31-15	9.37	0.24•	(0.29)	(0.05)	0.30	—	—	0.30	—	9.02	(0.88)(a)	0.56	0.48	0.48	2.51	473,681	2
12-31-14	10.04	0.32•	(0.91)	(0.59)	0.08	—	—	0.08	—	9.37	(5.94)	0.54	0.48	0.48	3.19	535,838	6
12-31-13	8.46	0.22•	1.57	1.79	0.21	—	—	0.21	—	10.04	21.45	0.56	0.50	0.50	2.41	540,135	3
12-31-12	7.33	0.20	1.15	1.35	0.22	—	—	0.22	—	8.46	18.72	0.59	0.50	0.50	2.69	349,512	6
Class P2
05-03-17(5) - 06-30-17	9.79	0.08•	0.23	0.31	0.24	—	—	0.24	—	9.86	3.17	0.53	0.15	0.15	4.90	473,583	3
Class S
06-30-17	8.75	0.15•	1.11	1.26	0.21	—	—	0.21	—	9.80	14.46	0.78	0.70	0.70	3.32	78,888	3
12-31-16	8.96	0.22•	(0.18)	0.04	0.25	—	—	0.25	—	8.75	0.55	0.80	0.73	0.73	2.55	73,054	3
12-31-15	9.30	0.21•	(0.28)	(0.07)	0.27	—	—	0.27	—	8.96	(1.07)(a)	0.81	0.73	0.73	2.25	86,837	2
12-31-14	9.97	0.32•	(0.93)	(0.61)	0.06	—	—	0.06	—	9.30	(6.18)	0.79	0.73	0.73	3.18	92,340	6
12-31-13	8.41	0.20•	1.55	1.75	0.19	—	—	0.19	—	9.97	21.09	0.81	0.75	0.75	2.24	122,813	3
12-31-12	7.28	0.19	1.14	1.33	0.20	—	—	0.20	—	8.41	18.50	0.84	0.75	0.75	2.50	86,454	6
Class S2
06-30-17	8.71	0.14•	1.11	1.25	0.17	—	—	0.17	—	9.79	14.40	0.93	0.85	0.85	3.01	1,286	3
12-31-16	8.94	0.21•	(0.19)	0.02	0.25	—	—	0.25	—	8.71	0.37	0.98	0.88	0.88	2.50	1,424	3
12-31-15	9.26	0.19•	(0.28)	(0.09)	0.23	—	—	0.23	—	8.94	(1.25)(a)	1.06	0.88	0.88	1.99	1,498	2
12-31-14	9.93	0.29•	(0.91)	(0.62)	0.05	—	—	0.05	—	9.26	(6.29)	1.04	0.88	0.88	2.93	2,152	6
12-31-13	8.40	0.19•	1.54	1.73	0.20	—	—	0.20	—	9.93	20.89	1.06	0.90	0.90	2.06	2,705	3
12-31-12	7.30	0.15•	1.17	1.32	0.22	—	—	0.22	—	8.40	18.29	1.09	0.90	0.90	1.93	1,797	6
Voya Japan TOPIX Index® Portfolio
Class ADV
06-30-17	10.43	0.06•	1.14	1.20	0.16	0.28	—	0.44	—	11.19	11.64	1.28	0.93	0.93	1.17	11,022	7
12-31-16	10.70	0.11•	0.16	0.27	0.09	0.45	—	0.54	—	10.43	2.92	1.28	0.93	0.93	1.04	10,944	1
12-31-15	9.87	0.07•	0.97	1.04	0.09	0.12	—	0.21	—	10.70	10.50	1.26	0.91	0.91	0.69	23,399	16
12-31-14	11.40	0.08•	(0.71)	(0.63)	0.11	0.79	—	0.90	—	9.87	(5.42)	1.25	0.90	0.90	0.80	10,613	6
12-31-13	9.35	0.10•	2.21	2.31	0.21	0.05	—	0.26	—	11.40	24.80	1.27	0.92	0.92	0.92	14,855	5
12-31-12	9.38	0.16•	0.54	0.70	0.09	0.64	—	0.73	—	9.35	7.60	1.25	0.90	0.90	1.68	5,739	9
Class I
06-30-17	10.57	0.09•	1.15	1.24	0.24	0.28	—	0.52	—	11.29	11.86	0.78	0.43	0.43	1.64	306,637	7
12-31-16	10.84	0.17•	0.16	0.33	0.15	0.45	—	0.60	—	10.57	3.58	0.78	0.43	0.43	1.63	281,621	1
12-31-15	9.98	0.14	0.96	1.10	0.12	0.12	—	0.24	—	10.84	11.01	0.76	0.41	0.41	1.25	363,002	16
12-31-14	11.52	0.14	(0.73)	(0.59)	0.16	0.79	—	0.95	—	9.98	(4.98)	0.75	0.40	0.40	1.38	351,513	6
12-31-13	9.42	0.15•	2.23	2.38	0.23	0.05	—	0.28	—	11.52	25.44	0.77	0.42	0.42	1.45	386,305	5
12-31-12	9.47	0.19	0.57	0.76	0.17	0.64	—	0.81	—	9.42	8.19	0.75	0.40	0.40	1.91	425,451	9
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
06-30-17	27.04	0.11•	3.75	3.86	0.23	—	—	0.23	—	30.67	14.28	1.03	0.93	0.93	0.77	4	11
12-31-16	25.76	0.24	1.32	1.56	0.28	—	—	0.28	—	27.04	6.13	1.03	0.93	0.93	0.92	3	19
07-13-15(5) - 12-31-15	25.51	0.10•	0.15	0.25	—	—	—	—	—	25.76	0.98	1.03	0.93	0.93	0.86	3	19
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Growth Index Portfolio (continued)
Class I
06-30-17	27.24	0.19•	3.78	3.97	0.35	—	—	0.35	—	30.86	14.59	0.53	0.43	0.43	1.27	320,828	11
12-31-16	25.90	0.37	1.31	1.68	0.34	—	—	0.34	—	27.24	6.57	0.53	0.43	0.43	1.34	284,194	19
12-31-15	24.35	0.35	1.49	1.84	0.29	—	—	0.29	—	25.90	7.60	0.53	0.43	0.43	1.34	283,736	19
12-31-14	21.82	0.31	2.51	2.82	0.29	—	—	0.29	—	24.35	13.10	0.58	0.48	0.48	1.29	280,622	21
12-31-13	16.78	0.28•	5.04	5.32	0.28	—	—	0.28	—	21.82	32.00	0.59	0.49	0.49	1.46	269,977	10
12-31-12	14.82	0.25•	1.90	2.15	0.19	—	—	0.19	—	16.78	14.50	0.59	0.49	0.49	1.50	228,977	17
Class S
06-30-17	27.10	0.15•	3.76	3.91	0.29	—	—	0.29	—	30.72	14.43	0.78	0.68	0.68	1.02	335,453	11
12-31-16	25.77	0.28	1.33	1.61	0.28	—	—	0.28	—	27.10	6.31	0.78	0.68	0.68	1.09	281,265	19
12-31-15	24.23	0.28	1.50	1.78	0.24	—	—	0.24	—	25.77	7.37	0.78	0.68	0.68	1.09	275,410	19
12-31-14	21.73	0.24•	2.50	2.74	0.24	—	—	0.24	—	24.23	12.76	0.83	0.73	0.73	1.05	261,517	21
12-31-13	16.71	0.23•	5.02	5.25	0.23	—	—	0.23	—	21.73	31.68	0.84	0.74	0.74	1.21	207,941	10
12-31-12	14.76	0.21•	1.89	2.10	0.15	—	—	0.15	—	16.71	14.26	0.84	0.74	0.74	1.26	164,697	17
Voya Russell™ Large Cap Index Portfolio
Class ADV
06-30-17	17.10	0.11•	1.49	1.60	0.23	—	—	0.23	—	18.47	9.35	0.88	0.87	0.87	1.24	37,850	5
12-31-16	15.71	0.22	1.40	1.62	0.23	—	—	0.23	—	17.10	10.45	0.88	0.87	0.87	1.37	34,466	5
12-31-15	15.66	0.20•	0.04	0.24	0.19	—	—	0.19	—	15.71	1.52	0.88	0.87	0.87	1.27	32,065	6
12-31-14	14.12	0.18	1.54	1.72	0.18	—	—	0.18	—	15.66	12.33	0.88	0.87	0.87	1.22	35,656	5
12-31-13	10.90	0.16•	3.23	3.39	0.17	—	—	0.17	—	14.12	31.39	0.88	0.87	0.87	1.30	32,824	6
12-31-12	9.65	0.16•	1.29	1.45	0.20	—	—	0.20	—	10.90	15.05	0.88	0.87	0.87	1.50	17,492	3
Class I
06-30-17	17.41	0.16•	1.51	1.67	0.31	—	—	0.31	—	18.77	9.61	0.38	0.37	0.37	1.75	248,588	5
12-31-16	16.00	0.31•	1.41	1.72	0.31	—	—	0.31	—	17.41	10.95	0.38	0.37	0.37	1.87	220,228	5
12-31-15	15.93	0.29	0.04	0.33	0.26	—	—	0.26	—	16.00	2.09	0.38	0.37	0.37	1.78	186,401	6
12-31-14	14.34	0.26	1.57	1.83	0.24	—	—	0.24	—	15.93	12.91	0.38	0.37	0.37	1.72	188,647	5
12-31-13	11.04	0.23•	3.27	3.50	0.20	—	—	0.20	—	14.34	32.05	0.38	0.37	0.37	1.80	168,428	6
12-31-12	9.78	0.19	1.33	1.52	0.26	—	—	0.26	—	11.04	15.56	0.38	0.37	0.37	1.96	128,779	3
Class S
06-30-17	17.29	0.14•	1.50	1.64	0.27	—	—	0.27	—	18.66	9.48	0.63	0.62	0.62	1.49	595,885	5
12-31-16	15.88	0.28	1.40	1.68	0.27	—	—	0.27	—	17.29	10.74	0.63	0.62	0.62	1.63	578,600	5
12-31-15	15.82	0.24•	0.05	0.29	0.23	—	—	0.23	—	15.88	1.79	0.63	0.62	0.62	1.53	566,225	6
12-31-14	14.25	0.22	1.55	1.77	0.20	—	—	0.20	—	15.82	12.59	0.63	0.62	0.62	1.47	620,477	5
12-31-13	10.98	0.19•	3.25	3.44	0.17	—	—	0.17	—	14.25	31.67	0.63	0.62	0.62	1.54	568,259	6
12-31-12	9.72	0.18	1.31	1.49	0.23	—	—	0.23	—	10.98	15.38	0.63	0.62	0.62	1.70	461,214	3
Class S2
06-30-17	17.74	0.12•	1.55	1.67	0.25	—	—	0.25	—	19.16	9.40	0.78	0.77	0.77	1.33	1,185	5
12-31-16	16.05	0.25•	1.44	1.69	—	—	—	—	—	17.74	10.53	0.81	0.77	0.77	1.48	1,230	5
12-31-15	15.99	0.22•	0.04	0.26	0.20	—	—	0.20	—	16.05	1.64	0.88	0.77	0.77	1.37	1,290	6
12-31-14	14.41	0.20•	1.58	1.78	0.20	—	—	0.20	—	15.99	12.48	0.88	0.77	0.77	1.33	4,700	5
12-31-13	11.13	0.18•	3.29	3.47	0.19	—	—	0.19	—	14.41	31.51	0.88	0.77	0.77	1.42	3,355	6
12-31-12	9.87	0.17•	1.32	1.49	0.23	—	—	0.23	—	11.13	15.17	0.88	0.77	0.77	1.59	618	3
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Value Index Portfolio
Class ADV
06-30-17	20.81	0.18•	0.67	0.85	0.36	—	—	0.36	—	21.30	4.11	0.99	0.89	0.89	1.66	3	13
12-31-16	18.64	0.36•	2.37	2.73	0.27	0.29	—	0.56	—	20.81	15.10	0.99	0.89	0.89	1.91	3	16
07-13-15(5) - 12-31-15	19.40	0.16•	(0.92)	(0.76)	—	—	—	—	—	18.64	(3.92)	1.02	0.92	0.92	1.84	3	23
Class I
06-30-17	21.01	0.23•	0.66	0.89	0.45	—	—	0.45	—	21.45	4.27	0.49	0.39	0.39	2.17	102,621	13
12-31-16	18.77	0.49	2.36	2.85	0.32	0.29	—	0.61	—	21.01	15.64	0.49	0.39	0.39	2.38	97,341	16
12-31-15	20.03	0.41•	(1.08)	(0.67)	0.33	0.26	—	0.59	—	18.77	(3.50)	0.52	0.42	0.42	2.18	93,398	23
12-31-14	18.37	0.36•	1.87	2.23	0.29	0.28	—	0.57	—	20.03	12.42	0.58	0.48	0.48	1.89	51,205	12
12-31-13	14.30	0.31•	4.14	4.45	0.27	0.11	—	0.38	—	18.37	31.58	0.59	0.49	0.49	1.91	49,681	17
12-31-12	12.51	0.30•	1.75	2.05	0.26	—	—	0.26	—	14.30	16.47	0.61	0.50	0.50	2.21	43,907	28
Class S
06-30-17	20.86	0.20•	0.66	0.86	0.40	—	—	0.40	—	21.32	4.15	0.74	0.64	0.64	1.93	330,397	13
12-31-16	18.66	0.42	2.35	2.77	0.28	0.29	—	0.57	—	20.86	15.30	0.74	0.64	0.64	2.12	338,968	16
12-31-15	19.93	0.37•	(1.10)	(0.73)	0.28	0.26	—	0.54	—	18.66	(3.77)	0.77	0.67	0.67	1.94	314,071	23
12-31-14	18.28	0.31•	1.88	2.19	0.26	0.28	—	0.54	—	19.93	12.22	0.83	0.73	0.73	1.64	156,482	12
12-31-13	14.24	0.27•	4.12	4.39	0.24	0.11	—	0.35	—	18.28	31.28	0.84	0.74	0.74	1.66	112,469	17
12-31-12	12.47	0.27•	1.73	2.00	0.23	—	—	0.23	—	14.24	16.11	0.86	0.75	0.75	1.97	76,203	28
Voya Russell™ Mid Cap Growth Index Portfolio
Class I
06-30-17	28.51	0.11•	3.05	3.16	0.29	—	—	0.29	—	31.38	11.11	0.56	0.43	0.43	0.75	11,884	24
12-31-16	26.89	0.23•	1.66	1.89	0.27	—	—	0.27	—	28.51	7.11	0.56	0.43	0.43	0.86	9,834	27
12-31-15	27.28	0.20•	(0.35)	(0.15)	0.24	—	—	0.24	—	26.89	(0.59)	0.55	0.45	0.45	0.72	67,930	31
12-31-14	24.60	0.22•	2.57	2.79	0.11	—	—	0.11	—	27.28	11.41	0.58	0.48	0.48	0.85	111,456	35
12-31-13	18.37	0.14•	6.29	6.43	0.20	—	—	0.20	—	24.60	35.24	0.59	0.49	0.49	0.65	5,456	24
12-31-12	15.96	0.18•	2.33	2.51	0.10	—	—	0.10	—	18.37	15.74	0.60	0.50	0.50	1.03	3,905	20
Class S
06-30-17	28.43	0.07•	3.04	3.11	0.21	—	—	0.21	—	31.33	10.97	0.81	0.68	0.68	0.49	282,394	24
12-31-16	26.81	0.18	1.63	1.81	0.19	—	—	0.19	—	28.43	6.81	0.81	0.68	0.68	0.61	284,539	27
12-31-15	27.19	0.13	(0.33)	(0.20)	0.18	—	—	0.18	—	26.81	(0.79)	0.80	0.70	0.70	0.47	295,781	31
12-31-14	24.53	0.14•	2.58	2.72	0.06	—	—	0.06	—	27.19	11.09	0.83	0.73	0.73	0.53	313,923	35
12-31-13	18.32	0.08•	6.28	6.36	0.15	—	—	0.15	—	24.53	34.90	0.84	0.74	0.74	0.39	328,358	24
12-31-12	15.91	0.14•	2.33	2.47	0.06	—	—	0.06	—	18.32	15.50	0.85	0.75	0.75	0.80	272,387	20
Class S2
06-30-17	28.39	0.05•	3.03	3.08	0.18	—	—	0.18	—	31.29	10.87	0.96	0.83	0.83	0.34	1,571	24
12-31-16	26.74	0.12	1.65	1.77	0.12	—	—	0.12	—	28.39	6.65	0.99	0.83	0.83	0.46	1,475	27
12-31-15	27.12	0.08•	(0.33)	(0.25)	0.13	—	—	0.13	—	26.74	(0.96)	1.05	0.85	0.85	0.30	1,366	31
12-31-14	24.46	0.11	2.57	2.68	0.02	—	—	0.02	—	27.12	10.98	1.08	0.88	0.88	0.39	2,211	35
12-31-13	18.28	0.05•	6.27	6.32	0.14	—	—	0.14	—	24.46	34.72	1.09	0.89	0.89	0.24	2,109	24
12-31-12	15.88	0.11•	2.32	2.43	0.03	—	—	0.03	—	18.28	15.30	1.10	0.90	0.90	0.64	1,484	20
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Mid Cap Index Portfolio
Class ADV
06-30-17	14.63	0.05•	1.02	1.07	0.17	1.08	—	1.25	—	14.45	7.43	0.94	0.93	0.93	0.72	168,754	8
12-31-16	14.97	0.12•	1.59	1.71	0.14	1.91	—	2.05	—	14.63	12.86	0.94	0.93	0.93	0.87	158,645	20
12-31-15	16.92	0.11•	(0.57)	(0.46)	0.15	1.34	—	1.49	—	14.97	(3.33)	0.93	0.93	0.93	0.71	139,302	11
12-31-14	15.70	0.11•	1.75	1.86	0.12	0.52	—	0.64	—	16.92	12.22	0.93	0.93	0.93	0.70	129,172	9
12-31-13	12.25	0.10•	3.90	4.00	0.13	0.42	—	0.55	—	15.70	33.51	0.93	0.93	0.93	0.69	94,802	14
12-31-12	10.99	0.13•	1.66	1.79	0.10	0.43	—	0.53	—	12.25	16.42	0.94	0.93	0.93	1.12	46,214	10
Class I
06-30-17	15.04	0.09•	1.06	1.15	0.24	1.08	—	1.32	—	14.87	7.75	0.44	0.43	0.43	1.19	1,185,839	8
12-31-16	15.34	0.22	1.60	1.82	0.21	1.91	—	2.12	—	15.04	13.40	0.44	0.43	0.43	1.38	1,432,810	20
12-31-15	17.28	0.19•	(0.57)	(0.38)	0.22	1.34	—	1.56	—	15.34	(2.82)	0.43	0.43	0.43	1.18	1,434,791	11
12-31-14	16.01	0.19•	1.78	1.97	0.18	0.52	—	0.70	—	17.28	12.70	0.43	0.43	0.43	1.17	1,794,154	9
12-31-13	12.45	0.16	3.99	4.15	0.17	0.42	—	0.59	—	16.01	34.20	0.43	0.43	0.43	1.17	1,951,563	14
12-31-12	11.14	0.18•	1.70	1.88	0.14	0.43	—	0.57	—	12.45	17.04	0.44	0.43	0.43	1.54	1,455,088	10
Class P2
05-03-17(5) - 06-30-17	15.87	0.04•	0.28	0.32	0.24	1.08	—	1.32	—	14.87	2.12	0.44	0.15	0.15	1.73	180,187	8
Class S
06-30-17	14.88	0.07•	1.04	1.11	0.20	1.08	—	1.28	—	14.71	7.57	0.69	0.68	0.68	0.96	338,638	8
12-31-16	15.19	0.16•	1.61	1.77	0.17	1.91	—	2.08	—	14.88	13.12	0.69	0.68	0.68	1.12	364,384	20
12-31-15	17.13	0.15	(0.57)	(0.42)	0.18	1.34	—	1.52	—	15.19	(3.06)	0.68	0.68	0.68	0.93	323,348	11
12-31-14	15.88	0.14	1.77	1.91	0.14	0.52	—	0.66	—	17.13	12.44	0.68	0.68	0.68	0.93	365,134	9
12-31-13	12.36	0.13•	3.95	4.08	0.14	0.42	—	0.56	—	15.88	33.88	0.68	0.68	0.68	0.93	309,018	14
12-31-12	11.07	0.16•	1.67	1.83	0.11	0.43	—	0.54	—	12.36	16.69	0.69	0.68	0.68	1.31	193,939	10
Class S2
06-30-17	14.71	0.06•	1.02	1.08	0.17	1.08	—	1.25	—	14.54	7.49	0.84	0.83	0.83	0.82	16,325	8
12-31-16	15.03	0.14•	1.59	1.73	0.14	1.91	—	2.05	—	14.71	12.99	0.87	0.83	0.83	0.96	16,466	20
12-31-15	16.97	0.13	(0.57)	(0.44)	0.16	1.34	—	1.50	—	15.03	(3.23)	0.93	0.83	0.83	0.80	18,493	11
12-31-14	15.74	0.14	1.74	1.88	0.13	0.52	—	0.65	—	16.97	12.30	0.93	0.83	0.83	0.78	18,708	9
12-31-13	12.27	0.12•	3.92	4.04	0.15	0.42	—	0.57	—	15.74	33.74	0.93	0.83	0.83	0.81	17,880	14
12-31-12	11.02	0.15•	1.65	1.80	0.12	0.43	—	0.55	—	12.27	16.48	0.94	0.83	0.83	1.29	6,791	10
Voya Russell™ Small Cap Index Portfolio
Class ADV
06-30-17	14.48	0.04•	0.60	0.64	0.11	1.08	—	1.19	—	13.93	4.49	0.97	0.95	0.95	0.51	102,775	12
12-31-16	13.88	0.09•	2.34	2.43	0.13	1.70	—	1.83	—	14.48	20.56	0.96	0.95	0.95	0.68	98,458	11
12-31-15	16.12	0.09•	(0.79)	(0.70)	0.11	1.43	—	1.54	—	13.88	(5.03)	0.97	0.95	0.95	0.62	80,199	13
12-31-14	16.59	0.09•	0.55	0.64	0.11	1.00	—	1.11	—	16.12	4.38	0.96	0.95	0.95	0.56	74,405	12
12-31-13	12.64	0.09•	4.54	4.63	0.16	0.52	—	0.68	—	16.59	38.04	0.96	0.95	0.95	0.59	63,291	13
12-31-12	11.58	0.15•	1.61	1.76	0.07	0.63	—	0.70	—	12.64	15.53	0.97	0.95	0.95	1.23	33,777	15
Class I
06-30-17	14.91	0.07•	0.63	0.70	0.17	1.08	—	1.25	—	14.36	4.78	0.47	0.45	0.45	1.02	464,755	12
12-31-16	14.25	0.17	2.39	2.56	0.20	1.70	—	1.90	—	14.91	21.11	0.46	0.45	0.45	1.17	412,050	11
12-31-15	16.50	0.17•	(0.81)	(0.64)	0.18	1.43	—	1.61	—	14.25	(4.55)	0.47	0.45	0.45	1.09	392,955	13
12-31-14	16.93	0.19	0.55	0.74	0.17	1.00	—	1.17	—	16.50	4.93	0.46	0.45	0.45	1.04	590,477	12
12-31-13	12.86	0.16•	4.63	4.79	0.20	0.52	—	0.72	—	16.93	38.75	0.46	0.45	0.45	1.07	655,515	13
12-31-12	11.76	0.21	1.64	1.85	0.12	0.63	—	0.75	—	12.86	16.04	0.47	0.45	0.45	1.65	553,728	15
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Small Cap Index Portfolio (continued)
Class P2
05-03-17(5) - 06-30-17	15.34	0.03•	0.25	0.28	0.17	1.08	—	1.25	—	14.37	1.91	0.47	0.15	0.15	1.45	97,305	12
Class S
06-30-17	14.78	0.05•	0.62	0.67	0.13	1.08	—	1.21	—	14.24	4.64	0.72	0.70	0.70	0.75	255,874	12
12-31-16	14.13	0.13	2.38	2.51	0.16	1.70	—	1.86	—	14.78	20.81	0.71	0.70	0.70	0.92	277,690	11
12-31-15	16.37	0.13	(0.80)	(0.67)	0.14	1.43	—	1.57	—	14.13	(4.78)	0.72	0.70	0.70	0.85	259,171	13
12-31-14	16.81	0.13•	0.57	0.70	0.14	1.00	—	1.14	—	16.37	4.66	0.71	0.70	0.70	0.79	283,518	12
12-31-13	12.78	0.12•	4.60	4.72	0.17	0.52	—	0.69	—	16.81	38.38	0.71	0.70	0.70	0.84	332,999	13
12-31-12	11.68	0.17	1.64	1.81	0.08	0.63	—	0.71	—	12.78	15.84	0.72	0.70	0.70	1.41	199,428	15
Class S2
06-30-17	14.55	0.04•	0.60	0.64	0.11	1.08	—	1.19	—	14.00	4.51	0.87	0.85	0.85	0.60	9,068	12
12-31-16	13.93	0.11	2.35	2.46	0.14	1.70	—	1.84	—	14.55	20.70	0.89	0.85	0.85	0.77	9,170	11
12-31-15	16.16	0.10	(0.79)	(0.69)	0.11	1.43	—	1.54	—	13.93	(4.94)	0.97	0.85	0.85	0.71	8,946	13
12-31-14	16.59	0.10•	0.57	0.67	0.10	1.00	—	1.10	—	16.16	4.55	0.96	0.85	0.85	0.63	9,627	12
12-31-13	12.64	0.10•	4.54	4.64	0.17	0.52	—	0.69	—	16.59	38.16	0.96	0.85	0.85	0.71	13,451	13
12-31-12	11.59	0.17•	1.61	1.78	0.10	0.63	—	0.73	—	12.64	15.67	0.97	0.85	0.85	1.40	5,962	15
Voya U.S. Bond Index Portfolio
Class ADV
06-30-17	10.49	0.09•	0.10	0.19	0.09	—	—	0.09	—	10.59	1.86	0.91	0.90	0.90	1.71	32,249	73
12-31-16	10.48	0.17	0.03	0.20	0.17	0.02	—	0.19	—	10.49	1.87	0.91	0.90	0.90	1.57	32,600	203
12-31-15	10.73	0.15	(0.19)	(0.04)	0.19	0.02	—	0.21	—	10.48	(0.34)	0.91	0.90	0.90	1.49	25,747	213
12-31-14	10.35	0.14	0.40	0.54	0.16	—	—	0.16	—	10.73	5.22	0.91	0.91	0.91	1.31	18,505	209
12-31-13	10.94	0.11	(0.43)	(0.32)	0.16	0.11	—	0.27	—	10.35	(3.02)	0.90	0.90	0.90	1.07	12,857	197
12-31-12	11.04	0.14	0.22	0.36	0.20	0.26	—	0.46	—	10.94	3.35	0.91	0.91	0.91	1.27	11,313	145
Class I
06-30-17	10.53	0.12•	0.10	0.22	0.12	—	—	0.12	—	10.63	2.10	0.41	0.40	0.40	2.21	2,538,331	73
12-31-16	10.52	0.23	0.02	0.25	0.22	0.02	—	0.24	—	10.53	2.33	0.41	0.40	0.40	2.07	3,069,317	203
12-31-15	10.76	0.22	(0.20)	0.02	0.24	0.02	—	0.26	—	10.52	0.23	0.41	0.40	0.40	1.98	3,390,992	213
12-31-14	10.38	0.19	0.40	0.59	0.21	—	—	0.21	—	10.76	5.71	0.41	0.41	0.41	1.80	3,613,513	209
12-31-13	10.97	0.17	(0.44)	(0.27)	0.21	0.11	—	0.32	—	10.38	(2.54)	0.40	0.40	0.40	1.57	3,794,207	197
12-31-12	11.07	0.20	0.21	0.41	0.25	0.26	—	0.51	—	10.97	3.85	0.41	0.41	0.41	1.78	3,752,746	145
Class P2
05-03-17(5) - 06-30-17	10.60	0.04•	0.03	0.07	0.04	—	—	0.04	—	10.63	0.69	0.41	0.15	0.15	2.22	591,366	73
Class S
06-30-17	10.50	0.10•	0.11	0.21	0.11	—	—	0.11	—	10.60	1.98	0.66	0.65	0.65	1.96	211,175	73
12-31-16	10.49	0.20	0.03	0.23	0.20	0.02	—	0.22	—	10.50	2.10	0.66	0.65	0.65	1.82	237,455	203
12-31-15	10.73	0.18	(0.18)	0.00*	0.22	0.02	—	0.24	—	10.49	(0.01)	0.66	0.65	0.65	1.74	248,290	213
12-31-14	10.35	0.16	0.40	0.56	0.18	—	—	0.18	—	10.73	5.47	0.66	0.66	0.66	1.56	240,485	209
12-31-13	10.94	0.14	(0.44)	(0.30)	0.18	0.11	—	0.29	—	10.35	(2.80)	0.65	0.65	0.65	1.33	201,854	197
12-31-12	11.04	0.17	0.22	0.39	0.23	0.26	—	0.49	—	10.94	3.59	0.66	0.66	0.66	1.53	263,816	145
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. Bond Index Portfolio (continued)
Class S2
06-30-17	10.50	0.09•	0.12	0.21	0.10	—	—	0.10	—	10.61	2.00	0.81	0.80	0.80	1.81	2,515	73
12-31-16	10.49	0.18	0.03	0.21	0.18	0.02	—	0.20	—	10.50	1.97	0.84	0.80	0.80	1.67	2,959	203
12-31-15	10.74	0.17	(0.20)	(0.03)	0.20	0.02	—	0.22	—	10.49	(0.26)	0.91	0.80	0.80	1.58	2,419	213
12-31-14	10.36	0.15	0.40	0.55	0.17	—	—	0.17	—	10.74	5.31	0.91	0.81	0.81	1.41	2,639	209
12-31-13	10.95	0.14	(0.45)	(0.31)	0.17	0.11	—	0.28	—	10.36	(2.91)	0.90	0.80	0.80	1.18	1,938	197
12-31-12	11.05	0.14•	0.23	0.37	0.21	0.26	—	0.47	—	10.95	3.48	0.91	0.81	0.81	1.31	615	145

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, International Index’s total return would have been (1.48)%, (0.93)%, (1.17)% and (1.36)% for Classes ADV, I, S and S2, respectively.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The fourteen series (each, a “Portfolio” and collectively, the “Portfolios”) that are in this report are: Voya Australia Index Portfolio (“Australia Index”), Voya Emerging Markets Index Portfolio (“Emerging Markets Index”), Voya Euro STOXX 50® Index Portfolio (“Euro STOXX 50® Index”), Voya FTSE 100 Index® Portfolio (“FTSE 100 Index®”), Voya Hang Seng Index Portfolio (“Hang Seng Index”), Voya International Index Portfolio (“International Index”), Voya Japan TOPIX Index® Portfolio (“Japan TOPIX Index®”), Voya Russell™ Large Cap Growth Index Portfolio (“Russell™ Large Cap Growth Index”), Voya Russell™ Large Cap Index Portfolio (“Russell™ Large Cap Index”), Voya Russell™ Large Cap Value Index Portfolio (“Russell™ Large Cap Value Index”), Voya Russell™ Mid Cap Growth Index Portfolio (“Russell™ Mid Cap Growth Index”), Voya Russell™ Mid Cap Index Portfolio (“Russell™ Mid Cap Index”), Voya Russell™ Small Cap Index Portfolio (“Russell™ Small Cap Index”), and Voya U.S. Bond Index Portfolio (“U.S. Bond Index”). All of the Portfolios are diversified, except Australia Index and Hang Seng Index, which are non-diversified Portfolios of the Company. Prior to January 31, 2017, FTSE 100 Index® was a non-diversified Portfolio of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class P2, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges.The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities as classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the six months ended June 30, 2017, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares dividends daily and pays dividends, if any, monthly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2017, the maximum amount of loss that Australia Index, Euro STOXX 50® Index, FTSE 100 Index®, and Japan TOPIX Index® would incur if the counterparties to its derivative transactions failed to perform would be $17,857, $38,612, $49,254, and $6,464, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts were they to be unwound as of June 30, 2017. There was no collateral posted to any Portfolio as of June 30, 2017.
Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2017, Australia Index, Emerging Markets Index, Hang Seng Index and Japan TOPIX Index® had a liability position of  $3,265, $7, $1,684, and $24,856, respectively, on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2017, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2017, there was no collateral posted by any Portfolio for open OTC derivative instruments.
H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.
For the six months ended June 30, 2017, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.
During the period ended June 30, 2017, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Australia Index	$2,363,821	$1,291,451
Emerging Markets Index	—	14,723
Euro STOXX 50® Index	6,292,986	5,232,158
FTSE 100 Index®	4,623,422	3,482,315
Hang Seng Index	1,459,563	1,147,666
Japan TOPIX Index®	5,116,729	3,401,891
Please refer to the tables following each respective Portfolio of Investments for open forward foreign currency contracts as of June 30, 2017.
I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2017, with the exception of U.S. Bond Index, the below Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. U.S. Bond Index sold futures contracts as part of its duration stategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2017, the Portfolios had average notional values on futures contracts purchased as disclosed below.
	Purchased	Sold
Australia Index	$1,913,976	$—
Emerging Markets Index	11,720,950	—
Euro STOXX 50® Index	2,615,873	—
FTSE 100 Index®	3,771,273	—
Hang Seng Index	1,830,346	—
International Index	44,706,733	—
Japan TOPIX Index®	3,469,138	—
Russell™ Large Cap Growth Index	7,394,418	—
Russell™ Large Cap Index	6,656,605	—
Russell™ Large Cap Value Index	6,815,930	—
Russell™ Mid Cap Growth Index	2,643,087	—
Russell™ Mid Cap Index	34,351,983	—
Russell™ Small Cap Index	22,570,612	—
U.S. Bond Index	—	2,380,776
Please refer to the tables following each respective Portfolio of Investments for open futures contracts as of June 30, 2017.
J. Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
During the period ended June 30, 2017, U.S. Bond Index had sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. U.S. Bond used CDX swaps to gain additional exposure within various sectors of the credit markets.
During the period ended June 30, 2017, U.S. Bond Index had an average notional amount of  $45,000,000 on CDX swaps to sell protection. There were no open CDX swaps to sell protection at June 30, 2017.
At June 30, 2017, U.S. Bond had an outstanding cash collateral balance pledged of  $100,000 for centrally cleared swaps.
K. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. Delayed-Delivery or When-Issued Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
At June 30, 2017, U.S. Bond Index had received $339,000 in cash collateral from certain counterparties for open delayed-delivery or when-issued transactions. The Portfolio did not pledge any cash collateral as of June 30, 2017.
N. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2017, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities, were as follows:
	Purchases	Sales
Australia Index	$865,598	$48,337,086
Emerging Markets Index	121,909,701	55,897,408
Euro STOXX 50® Index	4,088,221	60,247,836
FTSE 100 Index®	4,741,002	49,571,296
Hang Seng Index	2,311,937	43,081,525
	Purchases	Sales
International Index	107,589,435	40,968,311
Japan TOPIX Index®	20,232,638	27,210,466
Russell™ Large Cap Growth Index	85,393,645	68,703,885
Russell™ Large Cap Index	44,528,660	72,569,603
Russell™ Large Cap Value Index	56,806,590	71,432,225
Russell™ Mid Cap Growth Index	71,197,177	97,927,778
Russell™ Mid Cap Index	144,984,951	361,615,236
Russell™ Small Cap Index	197,532,810	100,836,169
U.S. Bond Index	128,425,933	104,332,069
U.S. government securities not included above were as follows:
	Purchases	Sales
U.S. Bond Index	$2,404,198,452	$2,392,492,894
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Australia Index(1)	0.70%
Emerging Markets Index(2)	0.65%
Euro STOXX 50® Index(1)	0.70%
FTSE 100 Index®(1)	0.70%
Hang Seng Index(3)	0.70% on the first $250 million; 0.60% on the next $250 million; and 0.55% thereafter
International Index	0.48% on the first $500 million; 0.46% on the next $500 million; 0.44% on the next $500 million; and 0.42% thereafter
Japan TOPIX Index®(1)	0.70%
Russell™ Large Cap Growth Index(4)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Large Cap Index	0.35% on the first $1 billion; 0.33% on the next $1 billion; and 0.31% thereafter
Russell™ Large Cap Value Index(4)	0.50% on the first $250 million; 0.40% on the next $250 million; and 0.35% thereafter

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Russell™ Mid Cap Growth Index(4)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Mid Cap Index	0.41% on the first $2 billion; 0.34% on the next $2 billion; and 0.28% thereafter
Russell™ Small Cap Index	0.43% on the first $1 billion; 0.41% on the next $1 billion; and 0.39% thereafter
U.S. Bond Index	0.42% on the first $500 million; 0.40% on the next $500 million; 0.38% on the next $1 billion; 0.36% on the next $2 billion; 0.34% on the next $2 billion; and 0.32% thereafter

(1)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.35% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.27% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board. Prior to January 1, 2017, Voya Investments had agreed to waive 0.25% of the Portfolio’s management fee. Any fees waived or reimbursed were not eligible for recoupment.

(3)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.35% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board. Prior to January 1, 2017, Voya Investments had agreed to waive 0.20% of the Portfolio’s management fee. Any fees waived or reimbursed were not eligible for recoupment.

(4)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.10% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan (the “Plans”). Under the Plans, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index. Termination or modification of this obligation requires approval by the Board.
Class S shares of the Portfolios have a shareholder services and distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2017, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Russell™ Large Cap Growth Index	26.77%
	Russell™ Large Cap Value Index	7.32
Security Life of Denver Insurance Company	Russell™ Large Cap Growth Index	8.26
Voya Index Solution 2025 Portfolio	Emerging Markets Index	5.32
	International Index	6.40
	U.S. Bond Index	5.07
Voya Index Solution 2035 Portfolio	Emerging Markets Index	6.53
	International Index	7.57
Voya Index Solution 2045 Portfolio	International Index	5.54
Voya Index Solution Income Portfolio	U.S. Bond Index	7.05
Voya Institutional Trust Company	Russell™ Large Cap Growth Index	9.79

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
	Russell™ Large Cap Index	15.33
	Russell™ Large Cap Value Index	11.10
	Russell™ Mid Cap Index	10.57
	Russell™ Small Cap Index	11.34
Voya Insurance and Annuity Company	Euro STOXX 50® Index	5.69
	Hang Seng Index	36.77
	International Index	45.72
	Russell™ Large Cap Growth Index	39.52
	Russell™ Large Cap Index	48.59
	Russell™ Large Cap Value Index	61.02
	Russell™ Mid Cap Growth Index	86.37
	Russell™ Mid Cap Index	11.24
	Russell™ Small Cap Index	20.30
	U.S. Bond Index	5.82
Voya Retirement Conservative Portfolio	U.S. Bond Index	8.08
Voya Retirement Growth Portfolio	Australia Index	53.93
	Emerging Markets Index	28.21
	Euro STOXX 50® Index	50.92
	FTSE 100 Index®	53.92
	Hang Seng Index	34.20
	Japan TOPIX Index®	53.84
	Russell™ Mid Cap Index	22.09
	Russell™ Small Cap Index	17.56
	U.S. Bond Index	23.79
Voya Retirement Insurance and Annuity Company	International Index	6.79
	Russell™ Large Cap Growth Index	14.51
	Russell™ Large Cap Index	32.04
	Russell™ Large Cap Value Index	14.72
	Russell™ Mid Cap Growth Index	6.91
	Russell™ Mid Cap Index	23.23
	Russell™ Small Cap Index	25.09
Voya Retirement Moderate Growth Portfolio	Australia Index	31.99
	Emerging Markets Index	16.26
	Euro STOXX 50® Index	28.44
	FTSE 100 Index®	29.44
	Hang Seng Index	15.76
	Japan TOPIX Index®	28.37
	Russell™ Mid Cap Index	14.10
	Russell™ Small Cap Index	9.71
	U.S. Bond Index	23.04
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Retirement Moderate Portfolio	Australia Index	11.79
	Emerging Markets Index	7.20
	Euro STOXX 50® Index	12.75
	FTSE 100 Index®	13.04
	Hang Seng Index	8.73
	Japan TOPIX Index®	12.76
	Russell™ Mid Cap Index	5.85
	U.S. Bond Index	16.03
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Porfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At June 30, 2017, the following Portfolios had the below payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceed 5% of total liabilities:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES (continued)

Portfolio	Accrued Expenses	Amount
FTSE 100 Index®	Custody	$26,701
	License	70,266
Hang Seng Index	Custody	$31,802
	License	26,540
NOTE 8 — LICENSING FEES
Hang Seng Data Services Limited receives an annual licensing fee for the Hang Seng Index. MSCI Inc. receives an annual licensing fee for Emerging Markets Index and International Index. Standard & Poor’s Financial Services LLC, STOXX Limited, Zurich, Switzerland and/or Dow Jones & Company, Inc., FTSE International Limited, and Tokyo Stock Exchange, Inc. receive an annual licensing fee for Australia Index, Euro STOXX 50® Index, FTSE 100 Index® and Japan TOPIX Index®, respectively.
NOTE 9 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class P2(1)	Class S	Class S2
Emerging Markets Index	N/A	N/A	0.15%	N/A	N/A
Hang Seng Index	1.25%	0.75%	N/A	1.00%	N/A
International Index(2)	1.00%	0.50%	0.15%	0.75%	0.90%
Russell™ Large Cap Growth Index(3)	N/A	N/A	N/A	N/A	N/A
Russell™ Large Cap Index	0.87%	0.37%	N/A	0.62%	0.77%
Russell™ Large Cap Value Index(3)	N/A	N/A	N/A	N/A	N/A
Russell™ Mid Cap Growth Index	N/A	0.43%	N/A	0.68%	0.83%
Russell™ Mid Cap Index	0.93%	0.43%	0.15%	0.68%	0.83%
Russell™ Small Cap Index	0.95%	0.45%	0.15%	0.70%	0.85%
U.S. Bond Index	0.90%	0.40%	0.15%	0.65%	0.80%

(1)
Expense limit was implemented on May 1, 2017.

(2)
Pursuant to a side letter agreement through May 1, 2018, the Investment Adviser has further lowered the expense limits for International Index to 0.95%, 0.45%, 0.70% and 0.85% for Class ADV, Class I, Class S and Class S2, respectively. Prior to January 1, 2017, the side letter agreement expense limits for International Index were 0.98%, 0.48%, 0.73% and 0.88% for Classes ADV, I, S and S2, respectively. Termination or modification of this obligation requires approval by the Board.

(3)
Pursuant to a side letter agreement, through May 1, 2018, the Investment Adviser has agreed to waive all or a portion of the management fee so that the expense limits are 0.93%, 0.43%, and

0.68% for Class ADV, Class I, and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2017, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2018	2019	2020	Total
Emerging Markets Index	$—	$—	$93,100	$93,100
International Index	1,178,537	1,030,973	1,243,861	3,453,371
Russell™ Large Cap Index	78,935	82,346	77,409	238,690
Russell™ Mid Cap Growth Index	—	38,369	84,738	123,107
Russell™ Mid Cap Index	—	68,741	201,173	269,914
Russell™ Small Cap Index	103,831	125,218	125,666	354,715
U.S. Bond Index	88,663	183,574	452,678	724,915
The Expense Limitation Agreement is contractual through May 1, 2018 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 10 — LINE OF CREDIT
Effective May 19, 2017, the line of credit was renewed and each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 10 — LINE OF CREDIT (continued)

Borrowings under the credit agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2017:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Australia Index	8	$1,004,375	1.74%
Emerging Markets Index	12	5,489,250	1.83
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Euro STOXX 50® Index	16	1,468,750	1.80
FTSE 100 Index®	9	1,271,889	1.80
Hang Seng Index	7	659,286	1.86
Japan TOPIX Index®	15	1,322,667	1.85
Russell™ Large Cap Index	4	3,524,000	1.74
Russell™ Large Cap Value Index	5	7,571,400	1.91
Russell™ Mid Cap Growth Index	6	7,086,167	1.67
Russell™ Mid Cap Index	7	12,310,000	1.85
Russell™ Small Cap Index	4	25,780,000	1.91
U.S. Bond Index	2	44,621,500	1.91

NOTE 11 — CAPITAL SHARES
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Australia Index
Class I
6/30/2017	26,370	—	566,012	(5,932,014)	(5,339,632)	222,668	—	4,731,859	(49,942,318)	(44,987,791)
12/31/2016	7,781,863	—	999,293	(5,507,163)	3,273,993	63,394,398	—	7,529,762	(43,729,993)	27,194,167
Emerging Markets Index
Class I
6/30/2017	10,150,851	—	723,610	(20,716,554)	(9,842,093)	110,903,906	—	7,793,282	(224,838,777)	(106,141,589)
12/31/2016	25,427,628	—	1,295,759	(29,146,572)	(2,423,185)	243,347,917	—	11,483,688	(275,323,300)	(20,491,695)
Class P2
5/3/2017(1) - 6/30/2017	15,600,581	—	196,973	(72,324)	15,725,230	171,991,561	—	2,123,366	(802,509)	173,312,418
Class S
6/30/2017	—	—	—	—	—	—	—	—	—	—
12/31/2016	1,179	—	33	(2,130)	(918)	10,426	—	288	(20,431)	(9,717)
Euro STOXX 50® Index
Class ADV
6/30/2017	305,426	—	69,824	(335,317)	39,933	3,199,985	—	758,294	(3,343,182)	615,097
12/31/2016	395,163	—	56,106	(1,390,969)	(939,700)	3,571,002	—	508,884	(12,538,985)	(8,459,099)
Class I
6/30/2017	45,691	—	1,303,491	(6,393,583)	(5,044,401)	461,073	—	14,247,161	(65,539,810)	(50,831,576)
12/31/2016	16,233,928	—	1,240,250	(18,286,324)	(812,146)	149,775,239	—	11,323,478	(169,345,180)	(8,246,463)
FTSE 100 Index®
Class ADV
6/30/2017	88,926	—	35,610	(93,990)	30,546	795,524	—	315,858	(849,268)	262,114
12/31/2016	87,275	—	54,960	(263,476)	(121,241)	769,118	—	472,660	(2,287,106)	(1,045,328)
Class I
6/30/2017	39,895	—	2,232,515	(5,571,881)	(3,299,471)	360,583	—	19,914,031	(50,757,307)	(30,482,693)
12/31/2016	6,210,970	—	2,762,635	(10,282,656)	(1,309,051)	54,791,138	—	23,896,796	(93,417,582)	(14,729,648)
Hang Seng Index
Class ADV
6/30/2017	938	—	358	(10,302)	(9,006)	12,105	—	5,079	(144,029)	(126,845)
12/31/2016	1,039	—	5,093	(25,783)	(19,651)	12,909	—	58,872	(325,556)	(253,775)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Hang Seng Index (continued)
Class I
6/30/2017	21,408	—	56,024	(2,562,393)	(2,484,961)	298,531	—	797,783	(37,727,337)	(36,631,023)
12/31/2016	2,861,812	—	332,889	(913,355)	2,281,346	36,919,553	—	3,861,515	(11,560,817)	29,220,251
Class S
6/30/2017	268,812	—	15,996	(297,087)	(12,279)	3,947,560	—	227,776	(4,162,794)	12,542
12/31/2016	135,485	—	140,144	(615,205)	(339,576)	1,755,934	—	1,624,269	(7,683,468)	(4,303,265)
International Index
Class ADV
6/30/2017	1,110,115	—	1,474,318	(8,631,975)	(6,047,542)	9,888,305	—	14,094,484	(79,890,138)	(55,907,349)
12/31/2016	1,194,111	—	2,340,372	(14,334,230)	(10,799,747)	10,070,914	—	19,542,104	(121,062,485)	(91,449,467)
Class I
6/30/2017	20,110,218	—	753,860	(52,956,758)	(32,092,680)	184,213,178	—	7,342,600	(515,729,529)	(324,173,751)
12/31/2016	22,225,239	—	1,669,421	(13,081,701)	10,812,959	192,376,799	—	14,190,081	(114,102,442)	92,464,438
Class P2
5/3/2017(1) - 6/30/2017	47,486,601	—	1,051,194	(496,833)	48,040,962	465,089,474	—	10,228,121	(4,896,405)	470,421,190
Class S
6/30/2017	458,539	—	175,882	(933,067)	(298,646)	4,278,623	—	1,702,534	(8,717,033)	(2,735,876)
12/31/2016	577,256	—	271,716	(2,192,615)	(1,343,643)	4,907,326	—	2,296,001	(18,881,973)	(11,678,646)
Class S2
6/30/2017	17,883	—	2,373	(52,366)	(32,110)	168,037	—	22,970	(484,266)	(293,259)
12/31/2016	219,316	—	9,800	(233,311)	(4,195)	1,880,673	—	82,516	(1,988,816)	(25,627)
Japan TOPIX Index®
Class ADV
6/30/2017	49,590	—	38,937	(152,582)	(64,055)	544,822	—	422,074	(1,678,000)	(711,104)
12/31/2016	288,128	—	83,079	(1,510,089)	(1,138,882)	2,968,908	—	802,540	(15,144,411)	(11,372,963)
Class I
6/30/2017	2,238,781	—	1,160,343	(2,890,087)	509,037	24,802,404	—	12,682,550	(32,255,871)	5,229,083
12/31/2016	981,247	—	1,819,394	(9,632,390)	(6,831,749)	10,087,717	—	17,739,090	(99,785,395)	(71,958,588)
Russell™ Large Cap Growth Index
Class ADV
6/30/2017	—	—	1	—	1	—	—	28	—	28
12/31/2016	—	—	1	—	1	—	—	33	—	33
Class I
6/30/2017	364,246	—	120,200	(519,162)	(34,716)	10,648,857	—	3,662,493	(15,514,996)	(1,203,646)
12/31/2016	706,747	—	142,876	(1,372,113)	(522,490)	18,421,697	—	3,626,198	(35,730,448)	(13,682,553)
Class S
6/30/2017	1,205,703	—	102,561	(767,438)	540,826	35,629,404	—	3,112,736	(22,828,269)	15,913,871
12/31/2016	2,638,696	—	122,073	(3,068,417)	(307,648)	68,571,518	—	3,087,221	(79,186,790)	(7,528,051)
Russell™ Large Cap Index
Class ADV
6/30/2017	238,387	—	24,766	(229,352)	33,801	4,306,318	—	451,986	(4,095,114)	663,190
12/31/2016	444,986	—	31,521	(501,406)	(24,899)	7,058,680	—	488,585	(8,137,717)	(590,452)
Class I
6/30/2017	1,506,868	—	214,667	(1,127,787)	593,748	27,598,473	—	3,979,934	(20,603,326)	10,975,081
12/31/2016	2,179,917	—	235,673	(1,418,125)	997,465	35,471,571	—	3,707,145	(23,124,478)	16,054,238

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Russell™ Large Cap Index (continued)
Class S
6/30/2017	2,240,144	—	464,113	(4,235,675)	(1,531,418)	41,155,804	—	8,558,243	(77,360,338)	(27,646,291)
12/31/2016	3,080,628	—	603,870	(5,862,320)	(2,177,822)	48,997,629	—	9,450,568	(94,564,446)	(36,116,249)
Class S2
6/30/2017	13,376	—	846	(21,699)	(7,477)	251,455	—	16,027	(404,753)	(137,271)
12/31/2016	40,230	—	—	(51,286)	(11,056)	682,127	—	—	(824,463)	(142,336)
Russell™ Large Cap Value Index
Class ADV
6/30/2017	—	—	3	—	3	—	—	58	—	58
12/31/2016	—	—	5	—	5	—	—	89	—	89
Class I
6/30/2017	355,944	—	101,265	(306,747)	150,462	7,601,929	—	2,147,826	(6,563,091)	3,186,664
12/31/2016	335,229	—	159,471	(836,222)	(341,522)	6,408,069	—	2,934,266	(16,035,095)	(6,692,760)
Class S
6/30/2017	1,057,215	—	294,381	(2,104,343)	(752,747)	22,422,570	—	6,208,489	(44,996,093)	(16,365,034)
12/31/2016	2,264,201	—	495,699	(3,343,676)	(583,776)	42,982,290	—	9,071,291	(61,208,969)	(9,155,388)
Russell™ Mid Cap Growth Index
Class I
6/30/2017	69,568	—	3,507	(39,259)	33,816	2,104,979	—	108,153	(1,187,725)	1,025,407
12/31/2016	218,080	—	3,252	(2,402,202)	(2,180,870)	5,748,345	—	85,956	(64,667,840)	(58,833,539)
Class S
6/30/2017	215,954	—	63,457	(1,273,899)	(994,488)	6,551,760	—	1,955,102	(37,989,232)	(29,482,370)
12/31/2016	909,734	—	74,561	(2,008,745)	(1,024,450)	25,014,246	—	1,968,676	(53,663,603)	(26,680,681)
Class S2
6/30/2017	609	—	294	(2,684)	(1,781)	18,417	—	9,034	(78,635)	(51,184)
12/31/2016	4,100	—	228	(3,431)	897	115,153	—	6,022	(94,372)	26,803
Russell™ Mid Cap Index
Class ADV
6/30/2017	629,695	—	947,757	(745,052)	832,400	9,471,045	—	13,515,021	(11,118,553)	11,867,513
12/31/2016	1,479,190	—	1,454,235	(1,394,558)	1,538,867	21,073,026	—	19,224,986	(19,706,634)	20,591,378
Class I
6/30/2017	5,032,008	—	7,126,788	(27,647,208)	(15,488,412)	78,662,160	—	104,478,717	(429,356,923)	(246,216,046)
12/31/2016	20,644,814	—	14,192,539	(33,121,806)	1,715,547	301,937,732	—	192,308,903	(487,670,674)	6,575,961
Class P2
5/3/2017(1) - 6/30/2017	11,261,346	—	917,204	(61,956)	12,116,594	177,571,294	—	13,446,206	(922,175)	190,095,325
Class S
6/30/2017	899,946	—	1,935,737	(4,304,239)	(1,468,556)	13,707,330	—	28,087,548	(65,400,903)	(23,606,025)
12/31/2016	4,626,624	—	3,226,625	(4,656,121)	3,197,128	67,672,897	—	43,333,573	(66,926,968)	44,079,502
Class S2
6/30/2017	112,603	—	94,838	(204,190)	3,251	1,707,394	—	1,359,979	(3,059,543)	7,830
12/31/2016	153,609	—	173,590	(437,952)	(110,753)	2,183,199	—	2,305,265	(6,180,494)	(1,692,030)
Russell™ Small Cap Index
Class ADV
6/30/2017	622,036	—	594,815	(638,227)	578,624	9,022,309	—	8,172,756	(9,153,503)	8,041,562
12/31/2016	1,130,008	—	897,189	(1,003,952)	1,023,245	15,021,433	—	10,550,947	(13,083,829)	12,488,550

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Russell™ Small Cap Index (continued)
Class I
6/30/2017	11,376,114	—	2,023,868	(8,659,024)	4,740,958	163,564,685	—	28,637,736	(131,519,635)	60,682,786
12/31/2016	4,435,429	—	4,283,499	(8,661,798)	57,130	59,611,414	—	51,701,836	(118,069,900)	(6,756,650)
Class P2
5/3/2017(1) - 6/30/2017	6,305,415	—	498,621	(33,356)	6,770,680	95,978,496	—	7,060,466	(475,530)	102,563,432
Class S
6/30/2017	1,214,194	—	1,444,733	(3,475,557)	(816,630)	17,957,595	—	20,284,045	(51,434,275)	(13,192,635)
12/31/2016	2,663,134	—	2,590,275	(4,809,702)	443,707	35,713,154	—	31,057,401	(63,412,713)	3,357,843
Class S2
6/30/2017	77,836	—	52,582	(113,193)	17,225	1,143,985	—	726,155	(1,642,516)	227,624
12/31/2016	161,812	—	92,841	(266,326)	(11,673)	2,147,636	—	1,096,448	(3,485,187)	(241,103)
U.S. Bond Index
Class ADV
6/30/2017	277,043	—	27,090	(366,620)	(62,487)	2,913,268	—	285,694	(3,855,030)	(656,068)
12/31/2016	1,161,701	—	49,520	(560,477)	650,744	12,493,893	—	532,496	(6,002,415)	7,023,974
Class I
6/30/2017	32,648,201	—	3,102,548	(88,431,288)	(52,680,539)	345,527,588	—	32,847,019	(936,244,082)	(557,869,475)
12/31/2016	71,229,324	—	6,593,355	(108,868,896)	(31,046,217)	768,746,090	—	71,206,125	(1,171,470,722)	(331,518,507)
Class P2
5/3/2017(1) - 6/30/2017	57,187,189	—	219,049	(1,799,051)	55,607,187	606,429,185	—	2,328,982	(19,201,758)	589,556,409
Class S
6/30/2017	928,733	—	209,693	(3,831,206)	(2,692,780)	9,825,016	—	2,213,648	(40,294,087)	(28,255,423)
12/31/2016	6,253,088	—	492,598	(7,807,951)	(1,062,265)	67,041,759	—	5,306,613	(83,624,320)	(11,275,948)
Class S2
6/30/2017	14,805	—	2,520	(61,899)	(44,574)	156,283	—	26,615	(655,484)	(472,586)
12/31/2016	91,410	—	4,905	(45,136)	51,179	980,356	—	52,821	(485,099)	548,078

(1)
Commencement of operations.

NOTE 12 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING (continued)

the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of the respective Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2017:
Australia Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$194,698	$(194,698)	$—
Barclays Capital Securities Ltd.	332,915	(332,915)
Citigroup Global Markets Inc.	220,307	(220,307)	—
Goldman Sachs & Co.	24,940	(24,940)	—
J.P. Morgan Securities LLC	36,782	(36,782)	—
JP Morgan Securities, Plc.	44,277	(44,277)	—
Morgan Stanley & Co. LLC	486,777	(486,777)	—
Scotia Capital (USA) INC	70,183	(70,183)	—
UBS AG	125,169	(125,169)	—
UBS Securities LLC.	185,763	(185,763)	—
Total	$1,721,811	$(1,721,811)	$—

(1)
Collateral with a fair value of  $1,894,957 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Emerging Markets Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$77,410	$(77,410)	$—
Citigroup Global Markets Limited	673,960	(673,960)	—
Citigroup Global Markets Inc.	570,836	(570,836)	—
Credit Suisse Securities (Europe) Limited	9,608	(9,608)	—
Goldman Sachs & Co.	1,941,944	(1,941,944)	—
HSBC Bank PLC	846,393	(846,393)	—
J.P. Morgan Securities LLC	326,831	(326,831)	—
JP Morgan Securities, Plc.	346,253	(346,253)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	195	(195)	—
Morgan Stanley & Co. LLC	1,451,445	(1,451,445)	—
Nomura Securities International, Inc.	294,558	(294,558)	—
Scotia Capital (USA) INC	685,255	(685,255)	—
UBS AG	224,707	(224,707)	—
Total	$7,449,395	$(7,449,395)	$—

(1)
Collateral with a fair value of  $7,874,412 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Euro STOXX 50® Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
ABN AMRO Bank N.V.	$16,553,563	$(16,553,563)	$—
Morgan Stanley & Co. LLC	94,520	(94,520)	—
Total	$16,648,083	$(16,648,083)	$—

(1)
Collateral with a fair value of  $21,531,571 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

FTSE 100 Index®
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Credit Suisse Securities (Europe) Limited	$91,096	$(91,096)	$—
Total	$91,096	$(91,096)	$—

(1)
Collateral with a fair value of  $96,451 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Hang Seng Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	$199,530	$(199,530)	$—
Total	$199,530	$(199,530)	$—

(1)
Collateral with a fair value of  $221,666 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

International Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage, Inc.	$26,690	$(26,690)	$—
Barclays Capital Inc.	2,028,604	(2,028,604)	—
Citigroup Global Markets Inc.	2,222,868	(2,222,868)	—
Credit Suisse Securities (Europe) Limited	5,730	(5,730)	—
Credit Suisse Securities (USA) LLC	89,938	(89,938)	—
Deutsche Bank Securities Inc.	253,179	(253,179)	—
Deutsche Bank, AG	296,961	(296,961)	—
Goldman Sachs & Co.	2,429,683	(2,429,683)	—
Goldman Sachs International	509,756	(509,756)	—
HSBC Bank PLC	3,799,013	(3,799,013)	—
J.P. Morgan Securities LLC	174,026	(174,026)	—
JP Morgan Securities, Plc.	1,308,573	(1,308,573)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING (continued)

International Index (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Mizuho Securities USA LLC.	1,076,945	(1,076,945)	—
Morgan Stanley & Co. LLC	191,356	(191,356)	—
Nomura Securities International, Inc.	132,783	(132,783)	—
Scotia Capital (USA) INC	137,668	(137,668)	—
Societe Generale	164,222	(164,222)	—
UBS AG	566,094	(566,094)	—
Total	$15,414,089	$(15,414,089)	$—

(1)
Collateral with a fair value of  $19,869,356 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Japan TOPIX Index®
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$15,131	$(15,131)	$—
Barclays Capital Inc.	1,065,772	(1,065,772)	—
Barclays Capital Securities Ltd.	367,510	(367,510)	—
Credit Suisse Securities (Europe) Limited	87,459	(87,459)	—
Deutsche Bank Securities Inc.	223,218	(223,218)	—
Deutsche Bank, AG	404,708	(404,708)	—
Goldman Sachs & Co.	474,979	(474,979)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	721,498	(721,498)	—
Merrill Lynch International	150,714	(150,714)	—
Mizuho Securities USA LLC.	167,748	(167,748)	—
Morgan Stanley & Co. LLC	119,062	(119,062)	—
Nomura International PLC	54,463	(54,463)	—
Nomura Securities International, Inc.	8,662	(8,662)	—
UBS AG	11,715	(11,715)	—
Total	$3,872,639	$(3,872,639)	$—

(1)
Collateral with a fair value of  $4,102,311 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Large Cap Growth Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
J.P. Morgan Securities LLC	$3,234,796	$(3,234,796)	$—
Mizuho Securities USA LLC.	69,640	(69,640)	—
Morgan Stanley & Co. LLC	455,627	(455,627)	—
Total	$3,760,063	$(3,760,063)	$—

(1)
Collateral with a fair value of  $3,838,517 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Large Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
J.P. Morgan Securities LLC	$2,635,010	$(2,635,010)	$—
Morgan Stanley & Co. LLC	105,700	(105,700)	—
Total	$2,740,710	$(2,740,710)	$—

(1)
Collateral with a fair value of  $2,798,721 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Growth Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage, Inc.	$10,256	$(10,256)	$—
Barclays Capital Inc.	349,673	(349,673)	—
CIBC World Markets INC	1,287,720	(1,287,720)	—
Citadel Clearing LLC	563,059	(563,059)	—
Credit Suisse Securities (USA) LLC	781,633	(781,633)	—
Deutsche Bank Securities Inc.	142,559	(142,559)	—
Goldman Sachs & Co.	749,070	(749,070)	—
HSBC Bank PLC	473,437	(473,437)	—
J.P. Morgan Securities LLC	929,026	(929,026)	—
Jefferies LLC	153,424	(153,424)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	19,402	(19,402)	—
Morgan Stanley & Co. LLC	1,161,778	(1,161,778)	—
Natixis Securities America LLC	193,684	(193,684)	—
RBC Dominion Securities Inc	621,881	(621,881)	—
SG Americas Securities, LLC	96,466	(96,466)	—
Scotia Capital (USA) INC	1,807,137	(1,807,137)	—
UBS AG	348,335	(348,335)	—
UBS Securities LLC.	624,025	(624,025)	—
Wells Fargo Securities LLC	31,825	(31,825)	—
Total	$10,344,390	$(10,344,390)	$—

(1)
Collateral with a fair value of  $10,594,711 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$198,055	$(198,055)	$—
BNP Paribas Prime Brokerage Intl Ltd	284,301	(284,301)	—
BNP Paribas	1,183	(1,183)	—
BNP Paribas Prime Brokerage, Inc.	43,967	(43,967)	—
Barclays Capital Inc.	2,469,033	(2,469,033)	—
Citadel Clearing LLC	318,882	(318,882)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING (continued)

Russell™ Mid Cap Index (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	958,490	(958,490)	—
Deutsche Bank Securities Inc.	2,342,895	(2,342,895)	—
Goldman Sachs & Co.	5,466,480	(5,466,480)	—
HSBC Bank PLC	4,988,759	(4,988,759)	—
J.P. Morgan Securities LLC	5,295,526	(5,295,526)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	9,818	(9,818)	—
Morgan Stanley & Co. LLC	4,938,418	(4,938,418)	—
National Financial Services LLC	566,282	(566,282)	—
Natixis Securities America LLC	1,570,956	(1,570,956)	—
Nomura Securities International, Inc.	3,532,436	(3,532,436)	—
RBC Dominion Securities Inc	8,245,614	(8,245,614)	—
SG Americas Securities, LLC	392,720	(392,720)	—
Scotia Capital (USA) INC	3,072,361	(3,072,361)	—
UBS AG	1,002,983	(1,002,983)	—
Wells Fargo Securities LLC	3,692,621	(3,692,621)	—
Total	$49,391,780	$(49,391,780)	$—

(1)
Collateral with a fair value of  $50,703,411 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Small Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$547,588	$(547,588)	$—
BNP Paribas Prime Brokerage Intl Ltd	262,218	(262,218)	—
BNP Paribas	408,172	(408,172)	—
BNP Paribas Prime Brokerage Inc.	106,009	(106,009)	—
Barclays Capital Inc.	2,808,914	(2,808,914)	—
Citadel Clearing LLC	136,813	(136,813)	—
Citigroup Global Markets Inc.	2,637,571	(2,637,571)	—
Deutsche Bank Securities Inc.	1,226,956	(1,226,956)	—
Goldman Sachs & Co.	10,366,632	(10,366,632)	—
HSBC Bank PLC	549,161	(549,161)	—
Industrial And Commercial Bank Of China	13,972	(13,972)	—
J.P. Morgan Securities LLC	9,619,350	(9,619,350)	—
Janney Montgomery Scott LLC	235,813	(235,813)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	4,977,792	(4,977,792)	—
Mizuho Securities USA LLC.	4,446	(4,446)	—
Morgan Stanley & Co. LLC	19,247,816	(19,247,816)	—
NATIONAL BANK OF CANADA FINANCIAL INC	4,420	(4,420)	—
National Financial Services LLC	1,857,075	(1,857,075)	—
Natixis Securities America LLC	2,962,566	(2,962,566)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
RBC Dominion Securities Inc	6,691,355	(6,691,355)	—
SG Americas Securities, LLC	1,909,014	(1,909,014)	—
Scotia Capital (USA) INC	5,220,289	(5,220,289)	—
UBS AG	1,919,422	(1,919,422)	—
WELLS FARGO BANK NA	4,420	(4,420)	—
Wells Fargo Securities LLC	5,090,443	(5,090,443)	—
Total	$78,808,227	$(78,808,227)	$—

(1)
Collateral with a fair value of  $81,150,443 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Bond Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$843,637	$(843,637)	$—
Barclays Capital Inc.	1,774,524	(1,774,524)	—
Citadel Clearing LLC	505,443	(505,443)	—
Citigroup Global Markets Inc.	3,695,895	(3,695,895)	—
Credit Suisse Securities (USA) LLC	122,715	(122,715)	—
Daiwa Capital Markets America Inc.	392,422	(392,422)	—
Goldman Sachs & Co.	735,455	(735,455)	—
Morgan Stanley & Co. LLC	1,129,623	(1,129,623)	—
Nomura Securities International, Inc.	133,478	(133,478)	—
SG Americas Securities, LLC	1,051	(1,051)	—
TD Securities (USA) Inc.	2,984,791	(2,984,791)	—
UBS Securities LLC.	524,575	(524,575)	—
Wells Fargo Securities LLC	952,457	(952,457)	—
Total	$13,796,066	$(13,796,066)	$—

(1)
Collateral with a fair value of  $14,144,564 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 13 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), paydown gains, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Australia Index	$4,731,859	$—	$7,529,762	$—
Emerging Markets Index	9,916,676	—	11,484,035	—
Euro STOXX 50® Index	15,005,455	—	11,832,362	—
FTSE 100 Index®	10,852,068	9,377,821	14,127,263	10,242,193
Hang Seng Index	1,030,638	—	4,072,989	1,471,667
International Index	33,390,710	—	36,110,702	—
Japan TOPIX Index®	6,068,898	7,035,725	6,515,819	12,025,811
Russell™ Large Cap Growth Index	6,775,257	—	6,713,452	—
Russell™ Large Cap Index	13,006,191	—	13,646,298	—
Russell™ Large Cap Value Index	8,356,373	—	5,972,663	6,032,983
Russell™ Mid Cap Growth Index	2,072,288	—	2,060,654	—
Russell™ Mid Cap Index	28,440,467	132,447,004	27,246,893	229,925,834
Russell™ Small Cap Index	7,851,239	57,029,919	11,471,483	82,935,149
U.S. Bond Index	37,890,395	—	76,852,038	262,437
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2016 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Australia Index	$4,734,435	$—	$(13,301,635)	$(516,785)	Short-term	None
				(27,222,247)	Long-term	None
				$(27,739,032)
Emerging Markets Index	9,912,013	—	(61,835,323)	(9,230,824)	Short-term	None
				(39,960,497)	Long-term	None
				$(49,191,321)
Euro STOXX 50® Index	15,005,006	—	(2,658,288)	(805,470)	Short-term	2018
				(1,686,585)	Short-term	None
				(11,111,136)	Long-term	None
				$(13,603,191)
FTSE 100 Index®	10,850,730	9,375,315	(14,738,773)	—	—	—
Hang Seng Index	1,029,548	—	10,768,163	(955,190)	Long-term	None
International Index	33,385,148	—	(8,426,978)	(91,978,946)	Short-term	2017
				(1,826,920)	Short-term	2018
				(7,739,144)	Short-term	None
				(36,563,122)	Long-term	None
				$(138,108,132)*

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Japan TOPIX Index®	6,066,797	7,033,688	45,926,621	—	—	—
Russell™ Large Cap Growth Index	6,754,369	—	262,398,377	—	—	—
Russell™ Large Cap Index	12,990,158	—	471,075,747	(125,559,316)	Short-term	2017
				(8,688,924)	Short-term	2018
				$(134,248,240)*
Russell™ Large Cap Value Index	8,356,301	—	87,192,517	(1,087,693)	Short-term	None
Russell™ Mid Cap Growth Index	2,059,736	—	105,585,627	—	—	—
Russell™ Mid Cap Index	28,480,487	132,410,008	836,371,892	—	—	—
Russell™ Small Cap Index	7,884,892	57,012,177	286,424,834	—	—	—
U.S. Bond Index	16,109,806	1,380,662	23,768,787	—	—	—

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2017, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.
NOTE 14 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2017, the following Portfolio declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
U.S. Bond Index
Class ADV	$0.0162	August 1, 2017	Daily
Class I	$0.0208	August 1, 2017	Daily
Class P2	$0.0231	August 1, 2017	Daily
	Per Share Amount	Payable Date	Record Date
Class S	$0.0185	August 1, 2017	Daily
Class S2	$0.0171	August 1, 2017	Daily
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Financials	36.7%
Materials	15.8%
Real Estate	7.9%
Health Care	7.4%
Industrials	7.2%
Consumer Staples	6.9%
Consumer Discretionary	4.9%
Energy	3.9%
Telecommunication Services	3.7%
Utilities	2.3%
Information Technology	1.3%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Consumer Discretionary: 4.9%
56,944		Aristocrat Leisure Ltd.	$987,233	0.9
1,226,796		Other Securities(a)	4,159,418	4.0
			5,146,651	4.9
		Consumer Staples: 6.9%
65,973		Treasury Wine Estates Ltd.	667,114	0.6
101,340		Wesfarmers Ltd.	3,124,812	3.0
115,691		Woolworths Ltd.	2,270,896	2.2
336,756		Other Securities(a)	1,190,333	1.1
			7,253,155	6.9
		Energy: 3.9%
23,311		Caltex Australia Ltd.	566,066	0.5
104,540		Oil Search Ltd.	547,432	0.5
155,844	@	Origin Energy Ltd.	821,718	0.8
64,754		Woodside Petroleum Ltd.	1,485,392	1.4
362,442		Other Securities(a)	695,792	0.7
			4,116,400	3.9
		Financials: 36.7%
261,630		AMP Ltd.	1,043,962	1.0
17,301		ASX Ltd.	712,817	0.7
262,414		Australia & New Zealand Banking Group Ltd.	5,791,907	5.5
51,124		Challenger Ltd.	524,300	0.5
154,575		Commonwealth Bank of Australia	9,833,465	9.3
211,603		Insurance Australia Group Ltd.	1,102,798	1.0
30,414		Macquarie Group Ltd.	2,068,264	2.0
246,145		Medibank Pvt Ltd.	529,980	0.5
239,122		National Australia Bank Ltd.	5,439,643	5.2
121,995		QBE Insurance Group Ltd.	1,107,283	1.0
114,993		Suncorp Group Ltd.	1,309,768	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
299,954	Westpac Banking Corp.	$7,023,089	6.6
363,682	Other Securities(a)	2,326,630	2.2
		38,813,906	36.7
	Health Care: 7.4%
5,120	Cochlear Ltd.	611,518	0.6
40,596	CSL Ltd.	4,308,433	4.1
11,524	Ramsay Health Care Ltd.	652,047	0.6
37,467	Sonic Healthcare Ltd.	697,589	0.6
613,523	Other Securities(a)	1,589,780	1.5
		7,859,367	7.4
	Industrials: 7.2%
183,399	Aurizon Holdings Ltd.	755,404	0.7
141,948	Brambles Ltd.	1,061,426	1.0
161,614	Qantas Airways Ltd.	710,380	0.7
199,899	Sydney Airport	1,088,906	1.0
183,427	Transurban Group - Stapled Security	1,670,540	1.6
864,929	Other Securities(a)	2,273,108	2.2
		7,559,764	7.2
	Information Technology: 1.3%
226,490	Other Securities(a)	1,367,590	1.3
	Materials: 15.8%
103,512	Amcor Ltd.	1,289,522	1.2
286,827	BHP Billiton Ltd.	5,112,369	4.8
104,777	Boral Ltd.	559,426	0.5
152,062	Fortescue Metals Group Ltd.	608,717	0.6
39,629	James Hardie Industries SE	624,547	0.6
68,225	Newcrest Mining Ltd.	1,058,833	1.0
33,511	Orica Ltd.	532,521	0.5
37,913	Rio Tinto Ltd.	1,842,516	1.8
470,662	South32 Ltd.	969,329	0.9
1,313,747	Other Securities(a)	4,059,778	3.9
		16,657,558	15.8
	Real Estate: 7.9%
90,165	Dexus	656,453	0.6
142,333	Goodman Group	860,228	0.8
160,416	GPT Group	590,013	0.6
52,149	Lend Lease Corp., Ltd.	667,433	0.6
331,152	Mirvac Group	541,513	0.5
475,870	Scentre Group	1,479,523	1.4
214,955	Stockland	722,871	0.7
292,007	Vicinity Centres	576,191	0.6
170,857	Westfield Corp.	1,053,795	1.0
546,671	Other Securities	1,191,335	1.1
		8,339,355	7.9
	Telecommunication Services: 3.7%
1,062,987	Telstra Corp., Ltd.	3,512,241	3.3
138,352	Other Securities(a)	434,589	0.4
		3,946,830	3.7

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 2.3%
58,808	AGL Energy Ltd.	$1,152,428	1.1
99,596	APA Group	701,773	0.7
391,679	Other Securities	557,890	0.5
		2,412,091	2.3
	Total Common Stock (Cost $100,619,248)	103,472,667	98.0
RIGHTS: 0.0%
	Information Technology: 0.0%
11,808	Other Securities	10,392	0.0
	Real Estate: —%
72,917	Other Securities	—	—
	Total Rights (Cost $—)	10,392	0.0
	Total Long-Term Investments (Cost $100,619,248)	103,483,059	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateralcc: 1.8%
894,957	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $895,045, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $912,856, due 08/15/21-09/09/49)	894,957	0.9
1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,000,107, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,019,997, due 01/15/19-02/15/46)	1,000,000	0.9
		1,894,957	1.8
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.8%
816,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $816,000)	$816,000	0.8
	Total Short-Term Investments (Cost $2,710,957)	2,710,957	2.6
	Total Investments in Securities (Cost $103,330,205)	$106,194,016	100.6
	Liabilities in Excess of Other Assets	(601,076)	(0.6)
	Net Assets	$105,592,940	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $105,504,432.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$8,269,810
Gross Unrealized Depreciation	(7,580,226)
Net Unrealized Appreciation	$689,584

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$5,146,651	$—	$5,146,651
Consumer Staples	—	7,253,155	—	7,253,155
Energy	—	4,116,400	—	4,116,400
Financials	—	38,813,906	—	38,813,906
Health Care	—	7,859,367	—	7,859,367
Industrials	—	7,559,764	—	7,559,764
Information Technology	—	1,367,590	—	1,367,590
Materials	—	16,657,558	—	16,657,558
Real Estate	—	8,339,355	—	8,339,355
Telecommunication Services	51,467	3,895,363	—	3,946,830
Utilities	—	2,412,091	—	2,412,091
Total Common Stock	51,467	103,421,200	—	103,472,667
Rights	10,392	—	—	10,392
Short-Term Investments	816,000	1,894,957	—	2,710,957
Total Investments, at fair value	$877,859	$105,316,157	$—	$106,194,016
Other Financial Instruments+
Forward Foreign Currency Contracts	—	17,857	—	17,857
Futures	2,688	—	—	2,688
Total Assets	$880,547	$105,334,014	$—	$106,214,561
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(3,265)	$—	$(3,265)
Total Liabilities	$—	$(3,265)	$—	$(3,265)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2017, the following forward foreign currency contracts were outstanding for Voya Australia Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 1,300,000	USD 986,474	Citibank N.A.	09/20/17	$11,708
USD 227,084	AUD 300,000	JPMorgan Chase Bank N.A.	09/20/17	(3,265)
AUD 700,000	USD 531,333	JPMorgan Chase Bank N.A.	09/20/17	6,149
				$14,592

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

At June 30, 2017, the following futures contracts were outstanding for Voya Australia Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	18	09/21/17	$1,953,815	$2,688
			$1,953,815	$2,688

Currency Abbreviations
AUD – Australian Dollar
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$17,857
Equity contracts	Net Assets — Unrealized appreciation*	2,688
Total Asset Derivatives		$20,545
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$3,265
Total Liability Derivatives		$3,265

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$89,478	$—	$89,478
Equity contracts	—	98,652	98,652
Total	$89,478	$98,652	$188,130

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$19,510	$—	$19,510
Equity contracts	—	(22,994)	(22,994)
Total	$19,510	$(22,994)	$(3,484)

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:
	Citibank N.A.	JPMorgan Chase Bank N.A.	Totals
Assets:
Forward foreign currency contracts	$11,708	$6,149	$17,857
Total Assets	$11,708	$6,149	$17,857
Liabilities:
Forward foreign currency contracts	$—	$3,265	$3,265
Total Liabilities	$—	$3,265	$3,265
Net OTC derivative instruments by counterparty, at fair value	$11,708	$2,884	$14,592
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$11,708	$2,884	$14,592

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited)

Geographic Diversification as of June 30, 2017 (as a percentage of net assets)

China	27.3%
South Korea	15.2%
Taiwan	12.2%
India	8.6%
Brazil	6.5%
South Africa	6.4%
Mexico	3.6%
Russia	3.0%
Indonesia	2.4%
Malaysia	2.3%
Countries between 0.1% – 2.1%^	10.2%
Assets in Excess of Other Liabilities*	2.3%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 15 countries, which each represents 0.1% – 2.1% of net assets.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.0%
		Brazil: 3.9%
674,900		Ambev SA	$3,746,389	0.6
130,598		Banco Bradesco SA	1,092,751	0.2
420,300	@	Petroleo Brasileiro SA	1,683,534	0.2
182,900		Vale SA	1,602,149	0.2
2,805,531		Other Securities	18,217,523	2.7
			26,342,346	3.9
		Chile: 1.0%
45,928,646		Other Securities	6,978,337	1.0
		China: 27.3%
150,000	#, @,L	3SBio, Inc.	199,039	0.0
161,217	@	Alibaba Group Holding Ltd. ADR	22,715,475	3.3
38,929	@	Baidu, Inc. ADR	6,962,841	1.0
11,341,000		Bank of China Ltd.	5,561,251	0.8
1,501,000	#	CGN Power Co. Ltd.	418,956	0.1
12,000,000		China Construction Bank	9,331,756	1.4
885,000	#	China Huarong Asset Management Co. Ltd.	343,231	0.1
1,063,000		China Life Insurance Co., Ltd.	3,248,589	0.5
873,500		China Mobile Ltd.	9,260,675	1.4
3,641,600		China Petroleum & Chemical Corp.	2,851,379	0.4
2,526,000		CNOOC Ltd.	2,771,629	0.4
52,921	@	Ctrip.com International Ltd. ADR	2,850,325	0.4
72,000	#	Fuyao Glass Industry Group Co. Ltd.	275,625	0.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China (continued)
222,600	#	Huatai Securities Co. Ltd.	$427,767	0.1
10,533,000		Industrial & Commercial Bank of China	7,108,540	1.1
93,388	@	JD.com, Inc. ADR	3,662,677	0.5
11,318		NetEase, Inc. ADR	3,402,530	0.5
745,000		Ping An Insurance Group Co. of China Ltd.	4,907,612	0.7
810,800		Tencent Holdings Ltd.	29,087,418	4.3
54,296	@	Yum China Holdings, Inc.	2,140,891	0.3
60,683,943		Other Securities(a)	68,371,012	10.0
			185,899,218	27.3
		Colombia: 0.4%
925,640		Other Securities(a)	2,518,614	0.4
		Czech Republic: 0.2%
59,962	#	Moneta Money Bank AS	200,760	0.0
45,796		Other Securities	986,001	0.2
			1,186,761	0.2
		Egypt: 0.1%
572,039		Other Securities	867,915	0.1
		Greece: 0.4%
2,173,773		Other Securities	2,659,464	0.4
		Hungary: 0.3%
59,583		Other Securities	2,151,480	0.3
		India: 8.6%
214,524		Housing Development Finance Corp.	5,357,526	0.8
103,245	L	Infosys Ltd. ADR	1,550,740	0.2
154,552		Infosys Ltd.	2,237,103	0.3
484,048		ITC Ltd.	2,421,420	0.4
40,153	@	Reliance Industries Ltd. GDR	1,702,487	0.2
104,513	@	Reliance Industries Ltd.	2,229,796	0.3
67,332		Tata Consultancy Services Ltd.	2,459,367	0.4
5,546,007		Other Securities(a)	40,623,540	6.0
			58,581,979	8.6
		Indonesia: 2.4%
7,056,000		Telekomunikasi Indonesia Persero Tbk PT	2,396,158	0.3
32,558,406		Other Securities	13,990,589	2.1
			16,386,747	2.4
		Malaysia: 2.3%
10,723,917		Other Securities	15,942,586	2.3
		Mexico: 3.6%
4,762,400		America Movil SAB de CV	3,820,679	0.5
2,056,221	@	Cemex SA de CV	1,935,133	0.3
276,500		Fomento Economico Mexicano SAB de CV	2,722,989	0.4
353,200		Grupo Financiero Banorte	2,240,980	0.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Mexico (continued)
4,457,227		Other Securities(a)	$14,175,143	2.1
			24,894,924	3.6
		Pakistan: 0.1%
364,650		Other Securities	883,033	0.1
		Peru: 0.3%
36,709		Other Securities	1,995,451	0.3
		Philippines: 1.2%
10,809,371		Other Securities	7,889,355	1.2
		Poland: 1.3%
1,234,677		Other Securities(a)	8,702,817	1.3
		Qatar: 0.6%
369,892		Other Securities	4,443,805	0.6
		Romania: 0.1%
32,047		Other Securities	405,312	0.1
		Russia: 2.9%
1,510,083		Gazprom PJSC	3,035,632	0.5
60,345		Lukoil PJSC	2,944,086	0.4
80,311		Sberbank PAO ADR	834,431	0.1
1,027,822	@	Sberbank PAO	2,539,751	0.4
703,982,688		Other Securities	10,380,703	1.5
			19,734,603	2.9
		South Africa: 6.4%
239,854		MTN Group Ltd.	2,090,914	0.3
62,545		Naspers Ltd.	12,317,164	1.8
78,677		Sasol Ltd.	2,207,486	0.3
184,231		Standard Bank Group Ltd.	2,028,872	0.3
424,140		Steinhoff International Holdings NV	2,173,266	0.3
4,636,106		Other Securities(a)	22,910,977	3.4
			43,728,679	6.4
		South Korea: 14.4%
83,010		SK Hynix, Inc.	4,887,605	0.7
2,170		Hyundai Department Store Co. Ltd.	209,599	0.0
8,686		Hyundai Development Co-Engineering & Construction	356,749	0.1
10,606		Hyundai Engineering & Construction Co. Ltd.	427,275	0.1
4,319	@	Hyundai Heavy Industries Co. Ltd	667,759	0.1
9,351		Hyundai Marine & Fire Insurance Co., Ltd.	321,628	0.0
9,679		Hyundai Mobis Co. Ltd.	2,115,944	0.3
21,812		Hyundai Motor Co.	3,041,142	0.4
11,131		Hyundai Steel Co.	604,599	0.1
2,571		Hyundai Wia Corp.	156,810	0.0
56,187		KB Financial Group, Inc.	2,836,895	0.4
6,397		LG Chem Ltd.	1,627,867	0.2
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea (continued)
13,250		LG Corp.	$895,805	0.1
32,650		LG Display Co., Ltd.	1,055,967	0.2
14,948		LG Electronics, Inc.	1,048,683	0.2
1,302		LG Household & Health Care Ltd.	1,131,312	0.2
2,099		LG Innotek Co. Ltd.	302,813	0.0
16,676		LG Uplus Corp.	227,423	0.0
2,247	#,@	Netmarble Games Corp.	304,405	0.0
3,980		NAVER Corp.	2,917,463	0.4
10,477		POSCO	2,624,406	0.4
5,483	@	Hanwha Techwin Co. Ltd	213,184	0.0
2,326	#,@	Samsung Biologics Co. Ltd.	593,338	0.1
10,705		Samsung C&T Corp.	1,385,102	0.2
4,637		Samsung Card Co.	158,435	0.0
7,886		Samsung Electro-Mechanics Co. Ltd.	703,972	0.1
13,968		Samsung Electronics Co., Ltd.	29,092,856	4.3
4,291		Samsung Fire & Marine Insurance Co. Ltd.	1,056,227	0.2
35,943	@	Samsung Heavy Industries Co., Ltd.	391,548	0.1
9,824		Samsung Life Insurance Co. Ltd.	1,004,330	0.1
7,742		Samsung SDI Co., Ltd.	1,162,256	0.2
4,914		Samsung SDS Co. Ltd.	792,597	0.1
9,439		Samsung Securities Co. Ltd.	340,539	0.1
60,252		Shinhan Financial Group Co., Ltd.	2,599,584	0.4
734,306		Other Securities	31,077,876	4.6
			98,333,993	14.4
		Taiwan: 12.2%
492,163		China Life Insurance Co., Ltd.	490,628	0.1
2,222,463		HON HAI Precision Industry Co., Ltd.	8,543,128	1.3
14,000		Largan Precision Co. Ltd.	2,229,004	0.3
3,511,000		Taiwan Semiconductor Manufacturing Co., Ltd.	23,987,901	3.5
39,598,362		Other Securities	47,681,656	7.0
			82,932,317	12.2
		Thailand: 2.1%
193,500		PTT Exploration & Production PCL	490,732	0.1
290,300		PTT Global Chemical PCL	585,029	0.1
146,900		PTT PCL	1,598,657	0.2
13,661,441		Other Securities	11,860,867	1.7
			14,535,285	2.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Turkey: 1.2%
2,624,637		Other Securities	$7,869,871	1.2
		United Arab Emirates: 0.7%
2,921,037		Other Securities	4,852,779	0.7
		Total Common Stock (Cost $581,390,191)	640,717,671	94.0
PREFERRED STOCK: 3.7%
		Brazil: 2.6%
436,356		Banco Bradesco SA	3,707,755	0.5
461,750		Itau Unibanco Holding S.A.	5,122,193	0.8
561,500	@	Petroleo Brasileiro SA	2,106,748	0.3
276,300		Vale SA	2,246,830	0.3
1,121,788		Other Securities	4,720,570	0.7
			17,904,096	2.6
		Chile: 0.1%
54,301		Other Securities	624,234	0.1
		Colombia: 0.1%
571,272		Other Securities	451,373	0.1
		Russia: 0.1%
1,008,003		Other Securities	703,591	0.1
		South Korea: 0.8%
341		LG Household & Health Care Ltd.	185,380	0.0
2,524		Samsung Electronics Co., Ltd. - Pref	4,115,377	0.6
11,819		Other Securities	1,371,380	0.2
			5,672,137	0.8
		Total Preferred Stock (Cost $25,220,479)	25,355,431	3.7
		Total Long-Term Investments (Cost $606,610,670)	666,073,102	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateralcc: 1.1%
252,627	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $252,650, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $257,680, due 07/28/17-09/09/49)	252,627	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,870,235	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,870,412, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,907,639, due 07/15/17-05/20/67)	$1,870,235	0.3
1,870,235	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,870,412, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,907,640, due 07/13/17-12/01/51)	1,870,235	0.3
307,502	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $307,529, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $313,653, due 07/15/17-01/15/37)	307,502	0.0
151,031	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $151,047, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $154,052, due 07/07/17-01/15/30)	151,031	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,552,582	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $1,552,726, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,583,634, due 07/10/17-06/20/67)	$1,552,582	0.2
1,870,200	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,870,400, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,907,599, due 01/15/19-02/15/46)	1,870,200	0.3
		7,874,412	1.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
11,448,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $11,448,000)	11,448,000	1.7
	Total Short-Term Investments (Cost $19,322,412)	19,322,412	2.8
	Total Investments in Securities (Cost $625,933,082)	$685,395,514	100.5
	Liabilities in Excess of Other Assets	(3,603,192)	(0.5)
	Net Assets	$681,792,322	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $662,241,771.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$98,026,762
Gross Unrealized Depreciation	(74,873,019)
Net Unrealized Appreciation	$23,153,743

Sector Diversification	Percentage of Net Assets
Information Technology	26.1%
Financials	23.7
Consumer Discretionary	10.1
Materials	7.0
Consumer Staples	6.7
Energy	6.4
Industrials	5.5
Telecommunication Services	5.0
Real Estate	2.5
Utilities	2.4
Health Care	2.3
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Brazil	$26,342,346	$—	$—	$26,342,346
Chile	6,978,337	—	—	6,978,337
China	47,225,706	138,673,512	—	185,899,218
Colombia	2,518,614	—	—	2,518,614
Czech Republic	577,417	609,344	—	1,186,761
Egypt	772,803	95,112	—	867,915
Greece	629,746	2,029,718	—	2,659,464
Hungary	—	2,151,480	—	2,151,480
India	4,008,405	54,573,574	—	58,581,979
Indonesia	1,315,154	15,071,593	—	16,386,747
Malaysia	2,797,584	13,145,002	—	15,942,586
Mexico	24,894,924	—	—	24,894,924
Pakistan	637,785	245,248	—	883,033
Peru	1,995,451	—	—	1,995,451
Philippines	1,449,850	6,439,505	—	7,889,355
Poland	769,447	7,933,370	—	8,702,817
Qatar	3,517,920	925,885	—	4,443,805
Romania	405,312	—	—	405,312
Russia	1,540,950	18,193,653	—	19,734,603
South Africa	4,536,762	39,191,917	—	43,728,679
South Korea	2,347,082	95,661,894	325,017	98,333,993
Taiwan	—	82,932,317	—	82,932,317
Thailand	299,329	14,235,956	—	14,535,285
Turkey	—	7,869,871	—	7,869,871
United Arab Emirates	2,204,870	2,647,909	—	4,852,779
Total Common Stock	137,765,794	502,626,860	325,017	640,717,671
Preferred Stock	19,393,976	5,961,455	—	25,355,431
Short-Term Investments	11,448,000	7,874,412	—	19,322,412
Total Investments, at fair value	$168,607,770	$516,462,727	$325,017	$685,395,514
Other Financial Instruments+
Futures	8,541	—	—	8,541
Total Assets	$168,616,311	$516,462,727	$325,017	$685,404,055
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(7)	$—	$(7)
Total Liabilities	$—	$(7)	$—	$(7)

(1)
For the period ended June 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2017, securities valued at $4,019,224 and $12,842,805 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, certain securities valued at $468,914 transferred from Level 2 to Level 3 due to significant unobservable inputs.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2017, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,136	ZAR 14,873	The Bank of New York Mellon	07/06/17	$(1)
USD 1,314	ZAR 17,203	The Bank of New York Mellon	07/06/17	(1)
USD 6,608	ZAR 86,521	The Bank of New York Mellon	07/06/17	(3)
USD 5,665	ZAR 74,169	The Bank of New York Mellon	07/06/17	(2)
				$(7)

At June 30, 2017, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	289	09/15/17	$14,569,935	$8,541
			$14,569,935	$8,541

Currency Abbreviations
USD – United States Dollar
ZAR – South African Rand
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$8,541
Total Asset Derivatives		$8,541
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$7
Total Liabiity Derivatives		$7

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(58,979)	$—	$(58,979)
Equity contracts	—	2,105,184	2,105,184
Total	$(58,979)	$2,105,184	$2,046,205

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(7)	$—	$(7)
Equity contracts	—	186,519	186,519
Total	$(7)	$186,519	$186,512

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:
The Bank of New York Mellon
Liabilities:
Forward foreign currency contracts	$7
Total Liabilities	$7
Net OTC derivative instruments by counterparty, at fair value	$(7)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(7)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Euro STOXX 50® Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited)

Geographic Diversification as of June 30, 2017 (as a percentage of net assets)

France	34.0%
Germany	32.8%
Netherlands	11.4%
Spain	10.7%
Italy	4.7%
Belgium	3.1%
Finland	1.3%
Ireland	1.1%
Assets in Excess of Other Liabilities*	0.9%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Belgium: 3.1%
110,762	Anheuser-Busch InBev SA/NV	$12,233,525	3.1
	Finland: 1.3%
872,358	Nokia OYJ - Finland	5,349,073	1.3
	France: 34.0%
58,130	Air Liquide SA	7,184,653	1.8
311,063	AXA S.A.	8,517,964	2.1
167,091	BNP Paribas	12,029,362	3.0
77,639	Cie de Saint-Gobain	4,146,323	1.0
32,622	Essilor International SA	4,149,943	1.0
299,126	Orange SA	4,760,574	1.2
259,501	Engie SA	3,916,850	1.0
91,294	Danone	6,852,323	1.7
36,602	L’Oreal S.A.	7,632,064	1.9
40,589	LVMH Moet Hennessy Louis Vuitton SE	10,149,520	2.5
53,563	Safran S.A.	4,912,075	1.2
171,295	Sanofi	16,413,516	4.1
82,913	Schneider Electric SE	6,371,835	1.6
120,629	Societe Generale	6,505,016	1.6
370,854L	Total S.A.	18,411,833	4.6
14,892L	Unibail-Rodamco SE	3,752,448	1.0
82,966	Vinci S.A.	7,077,138	1.8
152,554	Vivendi SA	3,396,999	0.9
		136,180,436	34.0
	Germany: 31.8%
27,331	Adidas AG	5,240,697	1.3
68,252	Allianz SE	13,469,024	3.4
137,172	BASF SE	12,730,834	3.2
123,502	Bayer AG	16,007,151	4.0
48,190L	Bayerische Motoren Werke AG	4,482,030	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
148,848	Daimler AG	$10,795,769	2.7

278,198	Deutsche Bank AG	4,946,312	1.2
143,335	Deutsche Post AG	5,380,556	1.3
475,246	Deutsche Telekom AG	8,566,315	2.1
328,838	E.ON AG	3,104,227	0.8
61,081	Fresenius SE & Co. KGaA	5,243,995	1.3
23,153	Muenchener Rueckversicherungs- Gesellschaft AG	4,685,086	1.2
149,035	SAP SE	15,599,728	3.9
126,945	Siemens AG	17,461,824	4.3
		127,713,548	31.8
	Ireland: 1.1%
124,814	CRH PLC - Dublin	4,423,832	1.1
	Italy: 4.7%
1,159,067	Enel S.p.A.	6,216,666	1.6
379,384	ENI S.p.A.	5,701,347	1.4
2,152,355	Intesa Sanpaolo SpA - ISP	6,846,251	1.7
		18,764,264	4.7
	Netherlands: 11.4%
56,063	ASML Holding NV	7,307,983	1.8
85,129	Airbus SE	7,025,328	1.8
580,367	ING Groep NV	10,018,763	2.5
138,818	Koninklijke Philips NV	4,941,749	1.2
191,406	Koninklijke Ahold Delhaize NV	3,653,419	0.9
234,936	Unilever NV	12,968,916	3.2
		45,916,158	11.4
	Spain: 10.7%
2,177,816	Banco Santander SA	14,460,468	3.6
995,823	Banco Bilbao Vizcaya Argentaria S.A.	8,295,173	2.1
883,927	Iberdrola S.A.	7,004,625	1.7
166,007	Industria de Diseno Textil SA	6,375,512	1.6
665,936	Telefonica S.A.	6,893,528	1.7
		43,029,306	10.7
	Total Common Stock (Cost $340,414,563)	393,610,142	98.1
PREFERRED STOCK: 1.0%
	Germany: 1.0%
27,341	Volkswagen AG	4,176,504	1.0
	Total Preferred Stock (Cost $4,016,972)	4,176,504	1.0
	Total Long-Term Investments (Cost $344,431,535)	397,786,646	99.1

See Accompanying Notes to Financial Statements

Voya Euro STOXX 50® Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
	Securities Lending Collateralcc: 5.4%
475,606	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $475,649, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $485,118, due 07/28/17-09/09/49)	$475,606	0.1
5,113,879	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $5,114,362, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $5,216,157, due 07/15/17-05/20/67)	5,113,879	1.3
4,851,052	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $4,851,511, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,948,073, due 07/13/17-12/01/51)	4,851,052	1.2
578,917	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $578,967, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $590,496, due 07/15/17-01/15/37)	578,917	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
284,338	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $284,367, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $290,026, due 07/07/17-01/15/30)	$284,338	0.1
5,113,879	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $5,114,383, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $5,216,157, due 08/15/21-09/09/49)	5,113,879	1.3
5,113,900	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $5,114,446, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,216,163, due 01/15/19-02/15/46)	5,113,900	1.3
		21,531,571	5.4
	Total Short-Term Investments (Cost $21,531,571)	21,531,571	5.4
	Total Investments in Securities (Cost $365,963,106)	$419,318,217	104.5
	Liabilities in Excess of Other Assets	(18,214,750)	(4.5)
	Net Assets	$401,103,467	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

See Accompanying Notes to Financial Statements

Voya Euro STOXX 50® Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

Cost for federal income tax purposes is $380,404,656.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$58,768,021
Gross Unrealized Depreciation	(19,854,460)
Net Unrealized Appreciation	$38,913,561

Sector Diversification	Percentage of Net Assets
Financials	22.4%
Industrials	14.2
Consumer Discretionary	11.1
Consumer Staples	10.8
Sector Diversification	Percentage of Net Assets
Health Care	10.4
Information Technology	7.0
Materials	6.1
Energy	6.0
Utilities	5.1
Telecommunication Services	5.0
Real Estate	1.0
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(4.5)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Belgium	$—	$12,233,525	$—	$12,233,525
Finland	—	5,349,073	—	5,349,073
France	—	136,180,436	—	136,180,436
Germany	—	127,713,548	—	127,713,548
Ireland	—	4,423,832	—	4,423,832
Italy	—	18,764,264	—	18,764,264
Netherlands	—	45,916,158	—	45,916,158
Spain	—	43,029,306	—	43,029,306
Total Common Stock	—	393,610,142	—	393,610,142
Preferred Stock	—	4,176,504	—	4,176,504
Short-Term Investments	—	21,531,571	—	21,531,571
Total Investments, at fair value	$—	$419,318,217	$—	$419,318,217
Other Financial Instruments+
Forward Foreign Currency Contracts	—	38,612	—	38,612
Total Assets	$—	$419,356,829	$—	$419,356,829
Liabilities Table
Other Financial Instruments+
Futures	$(75,148)	$—	$—	$(75,148)
Total Liabilities	$(75,148)	$—	$—	$(75,148)

(1)
For the period ended June 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2017, securities valued at $13,182,912 were transferred from Level 1 to Level 2, respectively, within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

Voya Euro STOXX 50® Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

At June 30, 2017, the following forward foreign currency contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 1,600,000	USD 1,796,496	Goldman Sachs & Co.	09/20/17	$38,612
				$38,612

At June 30, 2017, the following futures contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	63	09/15/17	$2,468,796	$(75,148)
			$2,468,796	$(75,148)

Currency Abbreviations
EUR – EU Euro
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$38,612
Total Asset Derivatives		$38,612
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$75,148
Total Liability Derivatives		$75,148

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$142,310	$—	$142,310
Equity contracts	—	327,582	327,582
Total	$142,310	$327,582	$469,892

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$19,074	$—	$19,074
Equity contracts	—	(154,925)	(154,925)
Total	$19,074	$(154,925)	$(135,851)

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

Voya Euro STOXX 50® Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:
Goldman Sachs & Co.
Assets:
Forward foreign currency contracts	$38,612
Total Assets	$38,612
Net OTC derivative instruments by counterparty, at fair value	$38,612
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$38,612

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2017 (Unaudited)

Geographic Diversification as of June 30, 2017 (as a percentage of net assets)

United Kingdom	85.5%
Netherlands	9.0%
Switzerland	2.6%
Ireland	1.0%
Germany	0.3%
United Arab Emirates	0.2%
Mexico	0.1%
Assets in Excess of Other Liabilities*	1.3%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Germany: 0.3%
49,089		Other Securities	$715,615	0.3
		Ireland: 1.0%
46,122		Other Securities	2,743,258	1.0
		Mexico: 0.1%
20,819		Other Securities	403,573	0.1
		Netherlands: 9.0%
505,809		Royal Dutch Shell PLC - Class A	13,438,759	4.9
423,203		Royal Dutch Shell PLC - Class B	11,361,540	4.1
			24,800,299	9.0
		Switzerland: 2.6%
1,315,602		Glencore PLC	4,929,885	1.8
28,570		Wolseley PLC	1,753,571	0.6
22,010		Other Securities	647,295	0.2
			7,330,751	2.6
		United Arab Emirates: 0.2%
44,140		Other Securities	426,970	0.2
		United Kingdom: 85.2%
107,498		3i Group PLC	1,263,919	0.5
126,581	@	Anglo American PLC	1,691,095	0.6
56,095		Ashtead Group PLC	1,160,759	0.4
39,249		Associated British Foods PLC	1,501,959	0.5
142,989		AstraZeneca PLC	9,577,957	3.5
458,083		Aviva PLC	3,142,177	1.1
359,294		BAE Systems PLC	2,966,088	1.1
1,916,853		Barclays PLC	5,069,667	1.8
234,683		BHP Billiton PLC	3,595,528	1.3
2,175,288		BP PLC	12,556,204	4.5
209,183		British American Tobacco PLC	14,254,413	5.2
116,655		Sky PLC	1,510,823	0.6
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom (continued)
945,452		BT Group PLC	$3,635,512	1.3
37,874		Bunzl PLC	1,129,119	0.4
20,271		Carnival PLC	1,340,397	0.5
620,037		Centrica PLC	1,616,601	0.6
178,325		Compass Group PLC	3,764,024	1.4
148,252	#,@	ConvaTec Group PLC	616,349	0.2
94,369		CRH PLC - London	3,359,412	1.2
278,979		Diageo PLC	8,244,366	3.0
106,154		Experian PLC	2,178,593	0.8
545,577		GlaxoSmithKline PLC	11,613,899	4.2
2,265,127		HSBC Holdings PLC (GBP)	21,024,938	7.6
107,773		Imperial Brands PLC	4,843,037	1.8
21,435		InterContinental Hotels Group PLC	1,190,369	0.4
189,853		International Consolidated Airlines Group SA	1,509,300	0.6
85,797		Land Securities Group PLC	1,132,754	0.4
667,751		Legal & General Group PLC	2,246,995	0.8
8,054,807		Lloyds Banking Group Plc	6,941,477	2.5
35,303		London Stock Exchange Group PLC	1,679,284	0.6
79,235	#	Merlin Entertainments PLC	496,003	0.2
388,222		National Grid PLC	4,810,283	1.7
536,417		Old Mutual PLC	1,353,322	0.5
291,879		Prudential PLC	6,699,759	2.4
70,271		Reckitt Benckiser Group PLC	7,123,627	2.6
119,874		Relx PLC	2,591,330	0.9
135,901		Rio Tinto PLC	5,755,685	2.1
185,396		Rolls-Royce Holdings PLC	2,150,349	0.8
363,831	@	Royal Bank of Scotland Group PLC	1,173,977	0.4
122,077		Sage Group PLC	1,093,932	0.4
114,195		SSE PLC	2,160,727	0.8
100,477		Shire PLC	5,540,226	2.0
98,815		Smith & Nephew PLC	1,706,396	0.6
304,196	@	Standard Chartered PLC	3,080,977	1.1
222,339		Standard Life PLC	1,156,169	0.4
921,725	@	Tesco PLC	2,029,309	0.7
135,201		Unilever PLC	7,316,828	2.6
3,008,032		Vodafone Group PLC	8,542,716	3.1
211,853	#	Worldpay Group PLC	868,689	0.3
139,746		WPP PLC	2,942,602	1.1
3,875,768		Other Securities	30,630,114	11.1
			235,580,035	85.2
		Total Common Stock (Cost $259,767,023)	272,000,501	98.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
	United Kingdom: 0.0%
13,989,201	Other Securities	$18,220	0.0
	Total Preferred Stock (Cost $18,057)	18,220	0.0
CLOSED-END FUNDS: 0.3%
	United Kingdom: 0.3%
155,089	Other Securities	807,533	0.3
	Total Closed-End Funds (Cost $701,169)	807,533	0.3
	Total Long-Term Investments (Cost $260,486,249)	272,826,254	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.0%
	Securities Lending Collateralcc: 0.0%
$96,451	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $96,461, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $98,380, due 08/15/21-09/09/49) (Cost $96,451)	96,451	0.0
	Total Short-Term Investments (Cost $96,451)	96,451	0.0
	Total Investments in Securities (Cost $260,582,700)	$272,922,705	98.7
	Assets in Excess of Other Liabilities	3,672,305	1.3
	Net Assets	$276,595,010	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

Cost for federal income tax purposes is $268,365,925.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$35,518,090
Gross Unrealized Depreciation	(30,961,310)
Net Unrealized Appreciation	$4,556,780

Sector Diversification	Percentage of Net Assets
Financials	21.4%
Consumer Staples	17.1
Energy	13.5
Health Care	10.7
Consumer Discretionary	8.9
Materials	8.8
Industrials	7.8
Telecommunication Services	4.4
Utilities	3.7
Real Estate	1.1
Information Technology	1.0
Closed-End Funds	0.3
Short-Term Investments	0.0
Assets in Excess of Other Liabilities	1.3
Net Assets	100.0%

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Germany	$—	$715,615	$—	$715,615
Ireland	—	2,743,258	—	2,743,258
Mexico	—	403,573	—	403,573
Netherlands	—	24,800,299	—	24,800,299
Switzerland	—	7,330,751	—	7,330,751
United Arab Emirates	—	426,970	—	426,970
United Kingdom	616,349	234,963,686	—	235,580,035
Total Common Stock	616,349	271,384,152	—	272,000,501
Preferred Stock	—	18,220	—	18,220
Short-Term Investments	—	96,451	—	96,451
Closed-End Funds	—	807,533	—	807,533
Total Investments, at fair value	$616,349	$272,306,356	$—	$272,922,705
Other Financial Instruments+
Forward Foreign Currency Contracts	—	49,254	—	49,254
Total Assets	$616,349	$272,355,610	$—	$272,971,959
Liabilities Table
Other Financial Instruments+
Futures	$(104,621)	$—	$—	$(104,621)
Total Liabilities	$(104,621)	$—	$—	$(104,621)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2017, the following forward foreign currency contracts were outstanding for Voya FTSE 100 Index® Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 1,900,000	USD 2,431,468	Goldman Sachs & Co.	09/20/17	$49,254
				$49,254

At June 30, 2017, the following futures contracts were outstanding for Voya FTSE 100 Index® Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index®	41	09/15/17	$3,867,546	$(104,621)
			$3,867,546	$(104,621)

Currency Abbreviations
GBP – British Pound
USD – United States Dollar
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2017 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$49,254
Total Asset Derivatives		$49,254
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	104,621
Total Liability Derivatives		$104,621

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$47,012	$—	$47,012
Equity contracts	—	304,759	304,759
Total	$47,012	$304,759	$351,771

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$66,492	$—	$66,492
Equity contracts	—	(157,059)	(157,059)
Total	$66,492	$(157,059)	$(90,567)

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:
Goldman Sachs & Co.
Assets:
Forward foreign currency contracts	$49,254
Total Assets	$49,254
Net OTC derivative instruments by counterparty, at fair value	$49,254
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$49,254

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2017 (Unaudited)

Geographic Diversification as of June 30, 2017 (as a percentage of net assets)

China	51.6%
Hong Kong	30.9%
United Kingdom	10.0%
Macau	1.0%
Assets in Excess of Other Liabilities*	6.5%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.5%
		China: 51.6%
48,000		AAC Technologies Holdings, Inc.	$599,576	0.8
5,196,746		Bank of China Ltd.	2,548,312	3.5
572,451		Bank of Communications Co., Ltd.	403,848	0.5
441,000		Belle International Holdings Ltd.	347,617	0.5
242,129		BOC Hong Kong Holdings Ltd.	1,158,760	1.6
7,077,107		China Construction Bank	5,503,486	7.5
486,911		China Life Insurance Co., Ltd.	1,488,028	2.0
180,000		China Mengniu Dairy Co., Ltd.	352,934	0.5
85,436		China Merchants Port Holdings Co. Ltd	236,905	0.3
401,601		China Mobile Ltd.	4,257,695	5.8
250,991		China Overseas Land & Investment Ltd.	734,544	1.0
1,668,438		China Petroleum & Chemical Corp.	1,306,390	1.8
125,654		China Resources Power Holdings Co.	246,655	0.3
180,444		China Resources Land Ltd.	525,681	0.7
222,341		China Shenhua Energy Co., Ltd.	494,681	0.7
391,110	@	China Unicom Hong Kong Ltd.	580,553	0.8
380,811		CITIC Ltd.	572,487	0.8
1,167,714		CNOOC Ltd.	1,281,263	1.7
350,000		Geely Automobile Holdings Ltd.	754,353	1.0
47,500		Hengan International Group Co., Ltd.	350,413	0.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China (continued)
4,825,340		Industrial & Commercial Bank of China	$3,256,538	4.4
212,000		Kunlun Energy Co. Ltd.	179,729	0.2
472,000		Lenovo Group Ltd.	297,894	0.4
1,380,604		PetroChina Co., Ltd.	844,613	1.1
340,932		Ping An Insurance Group Co. of China Ltd.	2,245,855	3.1
197,775		Tencent Holdings Ltd.	7,095,170	9.7
409,000	L	Want Want China Holdings Ltd.	275,978	0.4
			37,939,958	51.6
		Hong Kong: 30.9%
788,800		AIA Group Ltd.	5,771,146	7.9
97,184		Bank of East Asia Ltd.	417,694	0.6
51,818		Cathay Pacific Airways Ltd.	80,434	0.1
174,036		Cheung Kong Property Holdings Ltd.	1,361,881	1.8
176,536		CK Hutchison Holdings Ltd.	2,215,447	3.0
43,000		CK Infrastructure Holdings Ltd.	361,212	0.5
123,931		CLP Holdings Ltd.	1,310,489	1.8
154,000		Galaxy Entertainment Group Ltd.	934,673	1.3
132,706		Hang Lung Properties Ltd.	331,652	0.4
50,043		Hang Seng Bank Ltd.	1,046,909	1.4
78,107		Henderson Land Development Co., Ltd.	435,518	0.6
549,268		Hong Kong & China Gas	1,032,997	1.4
76,041		Hong Kong Exchanges and Clearing Ltd.	1,964,473	2.7
90,822		Power Assets Holdings Ltd.	801,685	1.1
145,000		Link REIT	1,103,021	1.5
96,643		MTR Corp.	543,842	0.7
380,100		New World Development Ltd.	481,812	0.7
185,265		Sino Land Co.	303,535	0.4
85,555		Sun Hung Kai Properties Ltd.	1,256,818	1.7
32,591		Swire Pacific Ltd.	318,142	0.4
79,637		Wharf Holdings Ltd.	658,971	0.9
			22,732,351	30.9
		Macau: 1.0%
158,400		Sands China Ltd.	725,082	1.0
		United Kingdom: 10.0%
787,228		HSBC Holdings PLC (HKD)	7,313,656	10.0
		Total Common Stock (Cost $46,200,186)	68,711,047	93.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc: 0.3%
221,666	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $221,688, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $226,099, due 08/15/21- 09/09/49) (Cost $221,666)	$221,666	0.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
1,012,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $1,012,000)	1,012,000	1.4
	Total Short-Term Investments (Cost $1,233,666)	1,233,666	1.7
	Total Investments in Securities (Cost $47,433,852)	$69,944,713	95.2
	Assets in Excess of Other Liabilities	3,512,012	4.8
	Net Assets	$73,456,725	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $49,670,738.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$22,946,440
Gross Unrealized Depreciation	(2,672,465)
Net Unrealized Appreciation	$20,273,975

Sector Diversification	Percentage of Net Assets
Financials	45.2%
Information Technology	10.9
Real Estate	10.1
Telecommunication Services	6.6
Energy	5.5
Utilities	5.1
Industrials	4.9
Consumer Discretionary	3.8
Consumer Staples	1.4
Short-Term Investments	1.7
Assets in Excess of Other Liabilities	4.8
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
China	$—	$37,939,958	$—	$37,939,958
Hong Kong	—	22,732,351	—	22,732,351
Macau	—	725,082	—	725,082
United Kingdom	—	7,313,656	—	7,313,656
Total Common Stock	—	68,711,047	—	68,711,047
Short-Term Investments	1,012,000	221,666	—	1,233,666
Total Investments, at fair value	$1,012,000	$68,932,713	$—	$69,944,713
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,684)	$—	$(1,684)
Futures	(1,138)	—	—	(1,138)
Total Liabilities	$(1,138)	$(1,684)	$—	$(2,822)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2017, the following forward foreign currency contracts were outstanding for Voya Hang Seng Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD 11,000,000	USD 1,413,670	BNP Paribas	09/20/17	$(1,684)
				$(1,684)

At June 30, 2017, the following futures contracts were outstanding for Voya Hang Seng Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	13	07/28/17	$2,130,049	$(1,138)
			$2,130,049	$(1,138)

Currency Abbreviations
HKD – Hong Kong Sar Dollar
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,684
Equity contracts	Net Assets — Unrealized depreciation*	1,138
Total Liability Derivatives		$2,822

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(8,619)	$—	$(8,619)
Equity contracts	—	210,500	210,500
Total	$(8,619)	$210,500	$201,881

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(2,720)	$—	$(2,720)
Equity contracts	—	(6,512)	(6,512)
Total	$(2,720)	$(6,512)	$(9,232)

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:
BNP Paribas
Liabilities:
Forward foreign currency contracts	$1,684
Total Liabilities	$1,684
Net OTC derivative instruments by counterparty, at fair value	$(1,684)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(1,684)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2017 (Unaudited)

Geographic Diversification as of June 30, 2017 (as a percentage of net assets)

Japan	22.5%
United Kingdom	15.2%
France	9.5%
Germany	9.1%
Switzerland	8.7%
Australia	6.7%
Netherlands	5.3%
Spain	3.3%
Hong Kong	3.1%
Sweden	2.8%
Countries between 0.0% – 2.0%^	9.8%
Assets in Excess of Other Liabilities*	4.0%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 17 countries, which each represents 0.0% – 2.0% of net assets.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.5%
		Australia: 6.7%
325,720		Australia & New Zealand Banking Group Ltd.	$7,189,174	0.5
355,662		BHP Billiton Ltd.	6,339,276	0.4
190,688		Commonwealth Bank of Australia	12,130,834	0.8
296,850		National Australia Bank Ltd.	6,752,863	0.4
46,698		Rio Tinto Ltd.	2,269,453	0.1
371,774		Westpac Banking Corp.	8,704,674	0.5
9,940,991		Other Securities(a)	62,604,506	4.0
			105,990,780	6.7
		Austria: 0.2%
84,404		Other Securities	3,549,677	0.2
		Belgium: 1.1%
84,490		Anheuser-Busch InBev SA/NV	9,331,815	0.6
121,189		Other Securities	7,982,412	0.5
			17,314,227	1.1
		China: 0.1%
408,417		Other Securities	1,954,567	0.1
		Denmark: 1.7%
16,251	#	DONG Energy A/S	733,507	0.0
201,118		Novo Nordisk A/S	8,641,494	0.6
347,640		Other Securities	17,855,705	1.1
			27,230,706	1.7
		Finland: 1.0%
984,136		Other Securities(a)	15,411,937	1.0
		France: 9.5%
43,497		Air Liquide SA	5,376,068	0.3
215,863		AXA S.A.	5,911,064	0.4
124,613		BNP Paribas	8,971,249	0.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France (continued)
28,229		L’Oreal S.A.	$5,886,168	0.4
31,016		LVMH Moet Hennessy Louis Vuitton SE	7,755,735	0.5
128,839		Sanofi	12,345,375	0.8
254,208		Total S.A.	12,620,695	0.8
2,112,829		Other Securities(a)	91,456,071	5.8
			150,322,425	9.5
		Germany: 8.6%
50,643		Allianz SE	9,994,019	0.6
101,874		BASF SE	9,454,853	0.6
91,468		Bayer AG	11,855,209	0.8
12,304	#	Covestro AG	891,969	0.1
106,757		Daimler AG	7,742,959	0.5
363,642		Deutsche Telekom AG	6,554,651	0.4
15,504	#	Innogy SE	610,184	0.0
109,375		SAP SE	11,448,453	0.7
84,881		Siemens AG	11,675,742	0.7
1,632,082		Other Securities(a)	65,809,812	4.2
			136,037,851	8.6
		Hong Kong: 3.1%
1,331,699		AIA Group Ltd.	9,743,190	0.6
294,000	#	HK Electric Investments & HK Electric Investments Ltd.	270,308	0.0
889,500	#	WH Group Ltd.	898,192	0.1
7,618,024		Other Securities	37,838,027	2.4
			48,749,717	3.1
		Ireland: 0.4%
3,186,624		Other Securities	6,398,645	0.4
		Israel: 0.6%
737,383		Other Securities(a)	8,973,282	0.6
		Italy: 2.0%
57,041	#	Poste Italiane SpA	391,131	0.0
5,784,419		Other Securities(a)	30,402,212	2.0
			30,793,343	2.0
		Japan: 22.5%
202,801		KDDI Corp.	5,363,605	0.3
167,993		Mitsubishi Corp.	3,531,384	0.2
214,061		Mitsubishi Electric Corp.	3,095,879	0.2
139,327		Mitsubishi Estate Co., Ltd.	2,604,412	0.2
356,193		Mitsubishi Heavy Industries Ltd.	1,466,503	0.1
73,415		Mitsubishi Motors Corp.	485,505	0.0
1,332,606		Mitsubishi UFJ Financial Group, Inc.	8,988,492	0.6
54,376		Mitsubishi UFJ Lease & Finance Co., Ltd.	298,337	0.0
91,446		SoftBank Group Corp.	7,433,659	0.5
148,651		Sumitomo Mitsui Financial Group, Inc.	5,803,999	0.4
36,885		Sumitomo Mitsui Trust Holdings, Inc.	1,324,883	0.1
288,458		Toyota Motor Corp.	15,162,362	0.9
19,464,943		Other Securities(a)	299,823,583	19.0
			355,382,603	22.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Luxembourg: 0.2%
169,347		Other Securities	$3,721,721	0.2
		Macau: 0.1%
794,314		Other Securities	2,138,312	0.1
		Mexico: 0.0%
24,630		Other Securities	477,449	0.0
		Netherlands: 5.3%
41,451	#	ABN AMRO Group NV	1,098,116	0.1
41,229		ASML Holding NV	5,374,326	0.3
430,821		ING Groep NV	7,437,179	0.5
19,791		Koninklijke DSM NV	1,439,453	0.1
380,894		Koninklijke KPN NV	1,219,078	0.1
104,785		Koninklijke Philips NV	3,730,216	0.2
485,003		Royal Dutch Shell PLC - Class A	12,885,968	0.8
417,916		Royal Dutch Shell PLC - Class B	11,219,602	0.7
180,662		Unilever NV	9,972,888	0.6
831,266		Other Securities(a)	29,419,167	1.9
			83,795,993	5.3
		New Zealand: 0.2%
711,315		Other Securities	2,584,985	0.2
		Norway: 0.6%
652,548		Other Securities	9,257,576	0.6
		Portugal: 0.2%
341,150		Other Securities	2,225,711	0.2
		Singapore: 1.3%
6,984,512		Other Securities	19,733,682	1.3
		Spain: 3.3%
7,463	#	Aena SA	1,457,336	0.1
1,625,685		Banco Santander SA	10,794,376	0.7
746,297		Banco Bilbao Vizcaya Argentaria S.A.	6,216,629	0.4
3,143,935		Other Securities(a)	33,276,103	2.1
			51,744,444	3.3
		Sweden: 2.8%
2,586,801		Other Securities(a)	44,273,474	2.8
		Switzerland: 8.7%
344,999		Nestle S.A.	30,090,011	1.9
247,300		Novartis AG	20,656,130	1.3
77,872		Roche Holding AG	19,897,458	1.3
406,773		UBS Group AG	6,917,536	0.4
2,231,442		Other Securities(a)	59,584,160	3.8
			137,145,295	8.7
		United Arab Emirates: 0.0%
40,210		Other Securities(a)	388,955	0.0
		United Kingdom: 15.2%
139,931		AstraZeneca PLC	9,373,120	0.6
109,171	#	Auto Trader Group PLC	540,547	0.0
233,949		BHP Billiton PLC	3,584,283	0.2
2,149,697		BP PLC	12,408,487	0.8
206,491		British American Tobacco PLC	14,070,971	0.9
120,176	#,@	ConvaTec Group PLC	499,625	0.0
279,230		Diageo PLC	8,251,784	0.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom (continued)
543,253		GlaxoSmithKline PLC	$11,564,427	0.7
2,197,499		HSBC Holdings PLC (GBP)	20,397,214	1.3
7,804,975		Lloyds Banking Group Plc	6,726,177	0.4
75,321	#	Merlin Entertainments PLC	471,502	0.0
286,483		Prudential PLC	6,575,900	0.4
71,295		Reckitt Benckiser Group PLC	7,227,434	0.5
137,061		Rio Tinto PLC	5,804,813	0.4
100,034		Shire PLC	5,515,799	0.4
142,361		Unilever PLC	7,704,314	0.5
2,953,854		Vodafone Group PLC	8,388,852	0.5
197,270	#	Worldpay Group PLC	808,892	0.1
14,395,770		Other Securities(a)	110,229,863	7.0
			240,144,004	15.2
		United States: 0.1%
21,641		Other Securities	1,359,055	0.1
		Total Common Stock (Cost $1,330,361,638)	1,507,100,416	95.5
PREFERRED STOCK: 0.5%
		Germany: 0.5%
89,349		Other Securities	7,992,599	0.5
		United Kingdom: 0.0%
14,674,351		Other Securities	19,113	0.0
		Total Preferred Stock (Cost $8,033,155)	8,011,712	0.5
RIGHTS: 0.0%
		Spain: 0.0%
156,377		Other Securities	80,265	0.0
		Total Rights (Cost $84,297)	80,265	0.0
		Total Long-Term Investments (Cost $1,338,479,090)	1,515,192,393	96.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	Securities Lending Collateralcc: 1.2%
438,889	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $438,929, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $447,667, due 07/28/17-09/09/49)	438,889	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
4,719,128	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $4,719,574, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,813,510, due 07/15/17-05/20/67)	$4,719,128	0.3
4,476,500	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $4,476,923, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,566,030, due 07/13/17-12/01/51)	4,476,500	0.3
534,224	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $534,271, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $544,909, due 07/15/17-01/15/37)	534,224	0.0
262,387	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $262,414, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $267,636, due 07/07/17-01/15/30)	262,387	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
4,719,128	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $4,719,593, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $4,813,511, due 08/15/21-09/09/49)	$4,719,128	0.3
4,719,100	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $4,719,604, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,813,468, due 01/15/19-02/15/46)	4,719,100	0.3
		19,869,356	1.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
56,272,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $56,272,000)	56,272,000	3.6
	Total Short-Term Investments (Cost $76,141,356)	76,141,356	4.8
	Total Investments in Securities (Cost $1,414,620,446)	$1,591,333,749	100.8
	Liabilities in Excess of Other Assets	(12,364,590)	(0.8)
	Net Assets	$1,578,969,159	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $1,429,771,941.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$270,536,580
Gross Unrealized Depreciation	(108,974,772)
Net Unrealized Appreciation	$161,561,808

Sector Diversification	Percentage of Net Assets
Financials	20.4%
Industrials	13.6
Consumer Discretionary	12.1
Consumer Staples	10.9
Health Care	10.4
Materials	6.9
Information Technology	6.0
Energy	4.4
Telecommunication Services	3.8
Real Estate	3.8
Utilities	3.7
Short-Term Investments	4.8
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$105,990,780	$—	$105,990,780
Austria	—	3,549,677	—	3,549,677
Belgium	—	17,314,227	—	17,314,227
China	—	1,954,567	—	1,954,567
Denmark	—	27,230,706	—	27,230,706
Finland	—	15,411,937	—	15,411,937
France	2,079,891	148,242,534	—	150,322,425
Germany	—	136,037,851	—	136,037,851
Hong Kong	1,385,641	47,364,076	—	48,749,717
Ireland	1,833,917	4,564,728	—	6,398,645
Israel	5,122,136	3,851,146	—	8,973,282
Italy	416,240	30,377,103	—	30,793,343
Japan	2,409,205	352,973,398	—	355,382,603
Luxembourg	1,635,470	2,086,251	—	3,721,721
Macau	—	2,138,312	—	2,138,312
Mexico	—	477,449	—	477,449
Netherlands	4,918,463	78,877,530	—	83,795,993
New Zealand	413,835	2,171,150	—	2,584,985
Norway	—	9,257,576	—	9,257,576
Portugal	—	2,225,711	—	2,225,711
Singapore	—	19,733,682	—	19,733,682
Spain	—	51,744,444	—	51,744,444
Sweden	1,844,175	42,429,299	—	44,273,474
Switzerland	1,033,677	136,111,618	—	137,145,295
United Arab Emirates	—	388,955	—	388,955
United Kingdom	972,811	239,171,193	—	240,144,004
United States	1,359,055	—	—	1,359,055
Total Common Stock	25,424,516	1,481,675,900	—	1,507,100,416
Preferred Stock	—	8,011,712	—	8,011,712
Rights	80,265	—	—	80,265
Short-Term Investments	56,272,000	19,869,356	—	76,141,356
Total Investments, at fair value	$81,776,781	$1,509,556,968	$—	$1,591,333,749
Other Financial Instruments+
Futures	152,373	—	—	152,373
Total Assets	$81,929,154	$1,509,556,968	$—	$1,591,486,122

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

(1)
For the period ended June 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2017, securities valued at $10,949,336 and $5,731,712 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2017, the following futures contracts were outstanding for Voya International Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	651	09/15/17	$61,506,480	$152,373
			$61,506,480	$152,373

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$152,373
Total Asset Derivatives		$152,373

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$4,667,663
Total	$4,667,663

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$192,864
Total	$192,864

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Industrials	21.7%
Consumer Discretionary	18.9%
Financials	13.1%
Information Technology	11.5%
Consumer Staples	8.7%
Materials	7.1%
Health Care	6.7%
Telecommunication Services	5.3%
Real Estate	3.1%
Utilities	1.8%
Energy	0.9%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Consumer Discretionary: 18.9%
53,100	Bridgestone Corp.	$2,295,597	0.7
37,000	Denso Corp.	1,570,211	0.5
46,700	Fuji Heavy Industries Ltd.	1,583,506	0.5
135,400	Honda Motor Co., Ltd.	3,709,700	1.2
54,900	Mitsubishi Motors Corp.	363,062	0.1
177,400	Nissan Motor Co., Ltd.	1,771,327	0.6
172,750	Panasonic Corp.	2,353,764	0.7
106,412	Sony Corp.	4,058,952	1.3
29,800	Suzuki Motor Corp.	1,419,612	0.5
182,982	Toyota Motor Corp.	9,618,175	3.0
2,767,753	Other Securities(a)	31,275,400	9.8
		60,019,306	18.9
	Consumer Staples: 8.7%
93,600	Japan Tobacco, Inc.	3,289,863	1.0
39,400	Kao Corp.	2,342,659	0.7
72,300	Kirin Holdings Co., Ltd.	1,474,819	0.5
62,143	Seven & I Holdings Co., Ltd.	2,564,296	0.8
685,784	Other Securities(a)	17,976,585	5.7
		27,648,222	8.7
	Energy: 0.9%
415,460	Other Securities(a)	2,725,180	0.9
	Financials: 13.1%
89,400	Dai-ichi Life Holdings, Inc.	1,622,737	0.5
1,124,900	Mitsubishi UFJ Financial Group, Inc.	7,587,505	2.4
37,400	Mitsubishi UFJ Lease & Finance Co., Ltd.	205,197	0.1
44,011	MS&AD Insurance Group Holdings, Inc.	1,484,434	0.5
2,012,300	Mizuho Financial Group, Inc.	3,689,499	1.1
303,600	Nomura Holdings, Inc.	1,830,843	0.6
104,900	ORIX Corp.	1,632,229	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
45,700	Osaka Securities Exchange Co. Ltd.	$830,955	0.3
118,852	Sumitomo Mitsui Financial Group, Inc.	4,640,513	1.4
30,644	Sumitomo Mitsui Trust Holdings, Inc.	1,100,711	0.3
59,700	Tokio Marine Holdings, Inc.	2,484,312	0.8
2,145,416	Other Securities(a)	14,502,949	4.6
		41,611,884	13.1
	Health Care: 6.7%
153,500	Astellas Pharma, Inc.	1,881,403	0.6
30,900	Hoya Corp.	1,608,696	0.5
33,800	Otsuka Holdings Co. Ltd.	1,443,101	0.5
59,200	Takeda Pharmaceutical Co., Ltd.	3,005,523	0.9
473,840	Other Securities(a)	13,399,545	4.2
		21,338,268	6.7
	Industrials: 21.7%
12,500	Central Japan Railway Co.	2,041,460	0.7
20,400	Daikin Industries Ltd.	2,092,878	0.7
29,100	East Japan Railway Co.	2,787,670	0.9
15,200	Fanuc Ltd.	2,941,895	0.9
107,700	Itochu Corp.	1,603,538	0.5
72,400	Komatsu Ltd.	1,858,323	0.6
111,100	Mitsubishi Corp.	2,335,435	0.7
160,000	Mitsubishi Electric Corp.	2,314,017	0.7
250,000	Mitsubishi Heavy Industries Ltd.	1,029,290	0.3
10,000	Mitsubishi Logistics Corp.	133,434	0.0
133,200	Mitsui & Co., Ltd.	1,906,870	0.6
19,514	Nidec Corp.	2,004,869	0.6
3,600	Nomura Co., Ltd.	82,217	0.0
103,200	Recruit Holdings Co. Ltd.	1,776,060	0.6
4,700	SMC Corp.	1,436,754	0.5
4,751,725	Other Securities(a)	42,407,595	13.4
		68,752,305	21.7
	Information Technology: 11.5%
80,966	Canon, Inc.	2,754,084	0.9
361,146	Hitachi Ltd.	2,226,715	0.7
6,800	Keyence Corp.	2,993,549	0.9
24,500	Kyocera Corp.	1,423,958	0.4
15,755	Murata Manufacturing Co., Ltd.	2,405,253	0.8
9,300	Nintendo Co., Ltd.	3,113,563	1.0
10,732	Nomura Research Institute Ltd.	423,984	0.1
4,100	Otsuka Corp.	255,037	0.1
1,489,187	Other Securities(a)	20,993,556	6.6
		36,589,699	11.5
	Materials: 7.1%
70,665	Nippon Steel & Sumitomo Metal Corp.	1,601,321	0.5
800	Osaka Steel Co., Ltd.	15,498	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
28,200	Shin-Etsu Chemical Co., Ltd.	$2,566,563	0.8
1,977,926	Other Securities(a)	18,378,328	5.8
		22,561,710	7.1
	Real Estate: 3.1%
49,760	Daiwa House Industry Co., Ltd.	1,703,065	0.5
111,000	Mitsubishi Estate Co., Ltd.	2,074,901	0.6
79,000	Mitsui Fudosan Co., Ltd.	1,892,722	0.6
9,800	Nomura Real Estate Holdings, Inc.	192,861	0.1
293,986	Other Securities(a)	4,068,149	1.3
		9,931,698	3.1
	Telecommunication Services: 5.3%
118,000	KDDI Corp.	3,120,820	1.0
119,300	Nippon Telegraph & Telephone Corp.	5,631,450	1.8
109,300	NTT DoCoMo, Inc.	2,585,020	0.8
66,950	SoftBank Group Corp.	5,442,375	1.7
17,400	Other Securities	25,741	0.0
		16,805,406	5.3
	Utilities: 1.8%
143,000	Osaka Gas Co., Ltd.	585,563	0.2
617,057	Other Securities(a)	5,181,197	1.6
		5,766,760	1.8
	Total Common Stock (Cost $238,440,833)	313,750,438	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Securities Lending Collateralcc: 1.3%
88,454	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $88,462, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $90,223, due 07/28/17-09/09/49)	88,454	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,000,095, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 07/15/17-05/20/67)	$1,000,000	0.3
853,306	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $853,387, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $870,372, due 07/13/17-12/01/51)	853,306	0.3
107,669	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $107,678, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $109,823, due 07/15/17-01/15/37)	107,669	0.1
52,882	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $52,887, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $53,940, due 07/07/17-01/15/30)	52,882	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,000,000	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $1,000,099, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $1,020,000, due 08/15/21-09/09/49)	$1,000,000	0.3
1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,000,107, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,019,997, due 01/15/19-02/15/46)	1,000,000	0.3
		4,102,311	1.3
Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $4,102,311)	$4,102,311	1.3
Total Investments in Securities (Cost $242,543,144)	$317,852,749	100.1
Liabilities in Excess of Other Assets	(193,696)	(0.1)
Net Assets	$317,659,053	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $246,904,172.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$82,088,370
Gross Unrealized Depreciation	(11,139,793)
Net Unrealized Appreciation	$70,948,577

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$37,715	$59,981,591	$—	$60,019,306
Consumer Staples	78,986	27,569,236	—	27,648,222
Energy	—	2,725,180	—	2,725,180
Financials	—	41,611,884	—	41,611,884
Health Care	—	21,338,268	—	21,338,268
Industrials	—	68,752,305	—	68,752,305
Information Technology	—	36,589,699	—	36,589,699
Materials	—	22,561,710	—	22,561,710
Real Estate	—	9,931,698	—	9,931,698
Telecommunication Services	—	16,805,406	—	16,805,406
Utilities	—	5,766,760	—	5,766,760
Total Common Stock	116,701	313,633,737	—	313,750,438
Short-Term Investments	—	4,102,311	—	4,102,311
Total Investments, at fair value	$116,701	$317,736,048	$—	$317,852,749

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2017 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Other Financial Instruments+
Forward Foreign Currency Contracts	—	6,464	—	6,464
Futures	35,946	—	—	35,946
Total Assets	$152,647	$317,742,512	$—	$317,895,159
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(24,856)	$—	$(24,856)
Total Liabilities	$—	$(24,856)	$—	$(24,856)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2017, the following forward foreign currency contracts were outstanding for Voya Japan TOPIX Index® Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 720,206	JPY 80,000,000	Morgan Stanley Capital Services LLC	09/20/17	$6,464
JPY 258,000,000	USD 2,326,672	UBS AG	09/20/17	(24,856)
				$(18,392)

At June 30, 2017, the following futures contracts were outstanding for Voya Japan TOPIX Index® Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index® (TOPIX)	28	09/07/17	$4,011,736	$35,946
			$4,011,736	$35,946

Currency Abbreviations
JPY – Japanese Yen
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$6,464
Equity contracts	Net Assets — Unrealized appreciation*	35,946
Total Asset Derivatives		$42,410

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2017 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$24,856
Total Liability Derivatives		$24,856

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$17,975	$—	$17,975
Equity contracts	—	368,654	368,654
Total	$17,975	$368,654	$386,629

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(32,503)	$—	$(32,503)
Equity contracts	—	6,597	6,597
Total	$(32,503)	$6,597	$(25,906)

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:
	Morgan Stanley Capital Services LLC	UBS AG	Totals
Assets:
Forward foreign currency contracts	$6,464	$—	$6,464
Total Assets	$6,464	$—	$6,464
Liabilities:
Forward foreign currency contracts	$—	$24,856	$24,856
Total Liabilities	$—	$24,856	$24,856
Net OTC derivative instruments by counterparty, at fair value	$6,464	$(24,856)	$(18,392)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$6,464	$(24,856)	$(18,392)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Information Technology	39.1%
Consumer Discretionary	18.7%
Health Care	13.1%
Industrials	10.8%
Consumer Staples	8.6%
Materials	3.0%
Real Estate	2.3%
Financials	2.2%
Telecommunication Services	1.2%
Energy	0.4%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 18.7%
30,279	@	Amazon.com, Inc.	$29,310,072	4.5
331,986		Comcast Corp. - Class A	12,920,895	2.0
91,572		Home Depot, Inc.	14,047,145	2.1
65,353		Lowe’s Cos, Inc.	5,066,818	0.8
62,184		McDonald’s Corp.	9,524,101	1.4
31,250	@	Netflix, Inc.	4,669,062	0.7
100,690		Nike, Inc.	5,940,710	0.9
3,740	@	Priceline.com, Inc.	6,995,745	1.1
107,500		Starbucks Corp.	6,268,325	1.0
9,895	@,L	Tesla, Inc.	3,578,131	0.5
49,098		TJX Cos., Inc.	3,543,403	0.5
81,467		Walt Disney Co.	8,655,869	1.3
134,090		Other Securities	12,254,026	1.9
			122,774,302	18.7
		Consumer Staples: 8.6%
147,259		Altria Group, Inc.	10,966,378	1.7
219,020		Coca-Cola Co.	9,823,047	1.5
33,249		Costco Wholesale Corp.	5,317,513	0.8
94,703		PepsiCo, Inc.	10,937,249	1.7
272,426		Other Securities	19,439,054	2.9
			56,483,241	8.6
		Energy: 0.4%
48,696		Other Securities	2,277,309	0.4
		Financials: 2.2%
191,525		Other Securities	14,568,406	2.2
		Health Care: 13.1%
121,366		AbbVie, Inc.	8,800,249	1.3
15,183	@	Biogen, Inc.	4,120,059	0.6
59,022	@	Celgene Corp.	7,665,187	1.2
74,413		Eli Lilly & Co.	6,124,190	0.9
70,860		Gilead Sciences, Inc.	5,015,471	0.8
31,446		Johnson & Johnson	4,159,991	0.6
25,890		Stryker Corp.	3,593,014	0.6
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care (continued)
73,057		UnitedHealth Group, Inc.	$13,546,229	2.1
317,375		Other Securities	33,064,432	5.0
			86,088,822	13.1
		Industrials: 10.8%
44,188		3M Co.	9,199,500	1.4
43,332		Boeing Co.	8,568,903	1.3
39,201		Caterpillar, Inc.	4,212,539	0.6
18,853		FedEx Corp.	4,097,323	0.6
33,881		Honeywell International, Inc.	4,515,998	0.7
17,176		Lockheed Martin Corp.	4,768,229	0.7
55,835		Union Pacific Corp.	6,080,990	0.9
52,557		United Parcel Service, Inc. - Class B	5,812,279	0.9
329,001		Other Securities	23,910,444	3.7
			71,166,205	10.8
		Information Technology: 39.1%
47,238		Accenture PLC	5,842,396	0.9
37,626	@	Adobe Systems, Inc.	5,321,821	0.8
22,683	@	Alphabet, Inc. - Class A	21,087,931	3.2
23,042	@	Alphabet, Inc. - Class C	20,938,957	3.2
397,630		Apple, Inc.	57,266,673	8.7
30,395		Broadcom Ltd.	7,083,555	1.1
177,868	@	Facebook, Inc.	26,854,511	4.1
44,976		International Business Machines Corp.	6,918,658	1.1
71,773		Mastercard, Inc. - Class A	8,716,831	1.3
571,598		Microsoft Corp.	39,400,250	6.0
43,312		Nvidia Corp.	6,261,183	0.9
86,242	@	PayPal Holdings, Inc.	4,628,608	0.7
51,493	@	Salesforce.com, Inc.	4,459,294	0.7
76,039		Texas Instruments, Inc.	5,849,680	0.9
140,802		Visa, Inc. - Class A	13,204,412	2.0
360,326		Other Securities(a)	22,818,272	3.5
			256,653,032	39.1
		Materials: 3.0%
66,143		Du Pont E I de Nemours & Co.	5,338,402	0.8
33,402		Monsanto Co.	3,953,461	0.6
73,980		Other Securities	10,234,406	1.6
			19,526,269	3.0
		Real Estate: 2.3%
32,157		American Tower Corp.	4,255,014	0.6
66,452		Other Securities	11,143,509	1.7
			15,398,523	2.3
		Telecommunication Services: 1.2%
155,617		Verizon Communications, Inc.	6,949,855	1.1
13,802		Other Securities	836,677	0.1
			7,786,532	1.2
		Total Common Stock (Cost $325,842,409)	652,722,641	99.4

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Securities Lending Collateralcc: 0.6%
119,430	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $119,441, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $121,819, due 07/28/17-09/09/49)	$119,430	0.0
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,000,095, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 07/15/17-05/20/67)	1,000,000	0.2
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,000,095, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 07/13/17-12/01/51)	1,000,000	0.2
145,373	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $145,386, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $148,281, due 07/15/17-01/15/37)	145,373	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
71,401	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $71,408, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $72,829, due 07/07/17-01/15/30)	$71,401	0.0
502,313	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $502,360, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $512,359, due 07/10/17-06/20/67)	502,313	0.1
1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,000,107, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,019,997, due 01/15/19-02/15/46)	1,000,000	0.1
		3,838,517	0.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
3,918,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $3,918,000)	3,918,000	0.6
	Total Short-Term Investments (Cost $7,756,517)	7,756,517	1.2
	Total Investments in Securities (Cost $333,598,926)	$660,479,158	100.6
	Liabilities in Excess of Other Assets	(4,194,632)	(0.6)
	Net Assets	$656,284,526	100.0

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $333,727,039.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$329,281,162
Gross Unrealized Depreciation	(2,529,043)
Net Unrealized Appreciation	$326,752,119

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$652,722,641	$—	$—	$652,722,641
Short-Term Investments	3,918,000	3,838,517	—	7,756,517
Total Investments, at fair value	$656,640,641	$3,838,517	$—	$660,479,158
Liabilities Table
Other Financial Instruments+
Futures	$(26,185)	$—	$—	$(26,185)
Total Liabilities	$(26,185)	$—	$—	$(26,185)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2017, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	37	09/15/17	$4,478,665	$(26,185)
			$4,478,665	$(26,185)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$26,185
Total Liability Derivatives		$26,185

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$804,647
Total	$804,647

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(24,715)
Total	$(24,715)

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Information Technology	24.3%
Health Care	15.2%
Financials	14.7%
Consumer Discretionary	11.7%
Consumer Staples	10.0%
Industrials	9.1%
Energy	5.8%
Telecommunication Services	2.6%
Materials	2.3%
Utilities	1.9%
Real Estate	1.4%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 11.7%
20,934	@	Amazon.com, Inc.	$20,264,112	2.3
248,127		Comcast Corp. – Class A	9,657,103	1.1
63,309		Home Depot, Inc.	9,711,601	1.1
42,990		McDonald’s Corp.	6,584,348	0.7
2,585	@	Priceline.com, Inc.	4,835,294	0.5
74,317		Starbucks Corp.	4,333,424	0.5
82,459		Walt Disney Co.	8,761,269	1.0
718,596		Other Securities(a)	39,480,294	4.5
			103,627,445	11.7
		Consumer Staples: 10.0%
101,803		Altria Group, Inc.	7,581,270	0.9
202,438		Coca-Cola Co.	9,079,344	1.0
75,261		PepsiCo, Inc.	8,691,893	1.0
81,764		Philip Morris International, Inc.	9,603,182	1.1
134,890		Procter & Gamble Co.	11,755,664	1.3
76,771		Wal-Mart Stores, Inc.	5,810,029	0.7
517,454		Other Securities	35,641,857	4.0
			88,163,239	10.0
		Energy: 5.8%
99,588		Chevron Corp.	10,390,016	1.2
223,382		Exxon Mobil Corp.	18,033,629	2.0
73,242		Schlumberger Ltd.	4,822,253	0.5
367,594		Other Securities	18,155,523	2.1
			51,401,421	5.8
		Financials: 14.7%
524,715		Bank of America Corp.	12,729,586	1.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
101,354	@	Berkshire Hathaway, Inc. - Class B	$17,166,327	2.0
145,141		Citigroup, Inc.	9,707,030	1.1
186,323		JPMorgan Chase & Co.	17,029,922	1.9
236,645		Wells Fargo & Co.	13,112,499	1.5
765,294		Other Securities	59,944,009	6.8
			129,689,373	14.7
		Health Care: 15.2%
83,908		AbbVie, Inc.	6,084,169	0.7
38,749		Amgen, Inc.	6,673,740	0.8
86,777		Bristol-Myers Squibb Co.	4,835,215	0.5
40,808	@	Celgene Corp.	5,299,735	0.6
68,508		Gilead Sciences, Inc.	4,848,996	0.6
142,081		Johnson & Johnson	18,795,896	2.1
72,199		Medtronic PLC	6,407,661	0.7
144,245		Merck & Co., Inc.	9,244,662	1.0
311,663		Pfizer, Inc.	10,468,760	1.2
50,509		UnitedHealth Group, Inc.	9,365,379	1.1
490,718		Other Securities	51,910,763	5.9
			133,934,976	15.2
		Industrials: 9.1%
30,547		3M Co.	6,359,580	0.7
29,958		Boeing Co.	5,924,194	0.7
457,938		General Electric Co.	12,368,905	1.4
40,108		Honeywell International, Inc.	5,345,995	0.6
42,560		Union Pacific Corp.	4,635,210	0.5
39,306		United Technologies Corp.	4,799,656	0.5
419,396		Other Securities	41,283,833	4.7
			80,717,373	9.1
		Information Technology: 24.3%
15,682	@	Alphabet, Inc. - Class A	14,579,242	1.6
15,930	@	Alphabet, Inc. - Class C	14,476,069	1.6
274,900		Apple, Inc.	39,591,098	4.5
21,015		Broadcom Ltd.	4,897,546	0.6
264,077		Cisco Systems, Inc.	8,265,610	0.9
122,968	@	Facebook, Inc.	18,565,709	2.1
45,264		International Business Machines Corp.	6,962,961	0.8
248,349		Intel Corp.	8,379,295	0.9
49,622		Mastercard, Inc. - Class A	6,026,592	0.7
395,167		Microsoft Corp.	27,238,861	3.1
151,466		Oracle Corp.	7,594,505	0.9
97,342		Visa, Inc. - Class A	9,128,733	1.0
846,873		Other Securities(a)	49,286,131	5.6
			214,992,352	24.3

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 2.3%
208,105	Other Securities	$20,339,517	2.3
	Real Estate: 1.4%
88,459	Other Securities	12,128,300	1.4
	Telecommunication Services: 2.6%
324,133	AT&T, Inc.	12,229,538	1.4
215,169	Verizon Communications, Inc.	9,609,448	1.1
48,507	Other Securities	1,208,658	0.1
		23,047,644	2.6
	Utilities: 1.9%
248,664	Other Securities	16,929,422	1.9
	Total Common Stock (Cost $350,442,845)	874,971,062	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Securities Lending Collateralcc: 0.3%
75,681	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $75,688, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $77,195, due 07/28/17-09/09/49)	75,681	0.0
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,000,095, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 07/15/17-05/20/67)	1,000,000	0.1
585,675	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $585,730, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $597,388, due 07/13/17-12/01/51)	585,675	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
92,120	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $92,128, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $93,963, due 07/15/17-01/15/37)	$92,120	0.0
45,245	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $45,250, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $46,150, due 07/07/17-01/15/30)	45,245	0.0
1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,000,107, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,019,997, due 01/15/19-02/15/46)	1,000,000	0.1
		2,798,721	0.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
7,878,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $7,878,000)	7,878,000	0.9
	Total Short-Term Investments (Cost $10,676,721)	10,676,721	1.2
	Total Investments in Securities (Cost $361,119,566)	$885,647,783	100.2
	Liabilities in Excess of Other Assets	(2,140,309)	(0.2)
	Net Assets	$883,507,474	100.0

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $364,983,779.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$528,182,460
Gross Unrealized Depreciation	(7,518,456)
Net Unrealized Appreciation	$520,664,004

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$874,971,062	$—	$—	$874,971,062
Short-Term Investments	7,878,000	2,798,721	—	10,676,721
Total Investments, at fair value	$882,849,062	$2,798,721	$—	$885,647,783
Liabilities Table
Other Financial Instruments+
Futures	$(20,155)	$—	$—	$(20,155)
Total Liabilities	$(20,155)	$—	$—	$(20,155)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2017, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	75	09/15/17	$9,078,375	$(20,155)
			$9,078,375	$(20,155)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$20,155
Total Liability Derivatives		$20,155

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$770,277
Total	$770,277

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(20,254)
Total	$(20,254)

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Financials	27.8%
Health Care	17.3%
Energy	11.6%
Consumer Staples	11.4%
Information Technology	8.7%
Industrials	7.3%
Consumer Discretionary	4.4%
Telecommunication Services	4.1%
Utilities	3.9%
Materials	1.6%
Real Estate	0.4%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Consumer Discretionary: 4.4%
41,143	Time Warner, Inc.	$4,131,168	1.0
26,324	Walt Disney Co.	2,796,925	0.6
429,429	Other Securities	11,951,321	2.8
		18,879,414	4.4
	Consumer Staples: 11.4%
38,444	Colgate-Palmolive Co.	2,849,854	0.7
54,009	CVS Health Corp.	4,345,564	1.0
31,868	Kraft Heinz Co.	2,729,176	0.6
77,790	Mondelez International, Inc.	3,359,750	0.8
74,930	Philip Morris International, Inc.	8,800,528	2.0
128,919	Procter & Gamble Co.	11,235,291	2.6
40,409	Walgreens Boots Alliance, Inc.	3,164,429	0.7
77,306	Wal-Mart Stores, Inc.	5,850,518	1.4
141,325	Other Securities	7,123,545	1.6
		49,458,655	11.4
	Energy: 11.6%
100,292	Chevron Corp.	10,463,464	2.4
65,682	ConocoPhillips	2,887,381	0.7
224,959	Exxon Mobil Corp.	18,160,940	4.2
73,762	Schlumberger Ltd.	4,856,490	1.1
270,610	Other Securities	13,810,938	3.2
		50,179,213	11.6
	Financials: 27.8%
43,011	American International Group, Inc.	2,689,048	0.6
39,367	American Express Co.	3,316,276	0.8
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
528,409		Bank of America Corp.	$12,819,202	3.0
53,468		Bank of New York Mellon Corp.	2,727,937	0.6
102,070	@	Berkshire Hathaway, Inc. - Class B	17,287,596	4.0
6,595		Blackrock, Inc.	2,785,794	0.6
24,666		Chubb Ltd.	3,585,943	0.8
146,159		Citigroup, Inc.	9,775,114	2.3
19,469		Goldman Sachs Group, Inc.	4,320,171	1.0
187,641		JPMorgan Chase & Co.	17,150,387	4.0
48,555		Metlife, Inc.	2,667,612	0.6
70,016		Morgan Stanley	3,119,913	0.7
25,663		PNC Financial Services Group, Inc.	3,204,539	0.7
83,955		US Bancorp	4,358,944	1.0
238,318		Wells Fargo & Co.	13,205,200	3.1
222,559		Other Securities	17,447,200	4.0
			120,460,876	27.8
		Health Care: 17.3%
89,717		Abbott Laboratories	4,361,143	1.0
17,810		Allergan plc	4,329,433	1.0
27,786		Amgen, Inc.	4,785,583	1.1
14,069		Anthem, Inc.	2,646,801	0.6
32,501		Danaher Corp.	2,742,760	0.6
121,194		Johnson & Johnson	16,032,754	3.7
67,395		Medtronic PLC	5,981,306	1.4
137,278		Merck & Co., Inc.	8,798,147	2.0
313,846		Pfizer, Inc.	10,542,087	2.5
170,308		Other Securities	14,722,871	3.4
			74,942,885	17.3
		Industrials: 7.3%
380,938		General Electric Co.	10,289,136	2.4
39,585		United Technologies Corp.	4,833,724	1.1
205,357		Other Securities	16,616,754	3.8
			31,739,614	7.3
		Information Technology: 8.7%
265,947		Cisco Systems, Inc.	8,324,141	1.9
250,094		Intel Corp.	8,438,172	2.0
140,186		Oracle Corp.	7,028,926	1.6
78,408		Qualcomm, Inc.	4,329,690	1.0
312,147		Other Securities	9,700,826	2.2
			37,821,755	8.7
		Materials: 1.6%
64,759		Dow Chemical Co.	4,084,350	0.9
23,999		Other Securities	2,803,378	0.7
			6,887,728	1.6

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 0.4%
20,440	Other Securities	$1,494,257	0.4
	Telecommunication Services: 4.1%
326,417	AT&T, Inc.	12,315,713	2.8
108,343	Verizon Communications, Inc.	4,838,598	1.1
39,305	Other Securities	635,425	0.2
		17,789,736	4.1
	Utilities: 3.9%
33,297	Dominion Resources, Inc.	2,551,549	0.6
37,163	Duke Energy Corp.	3,106,455	0.7
24,808	NextEra Energy, Inc.	3,476,345	0.8
155,144	Other Securities	7,914,039	1.8
		17,048,388	3.9
	Total Common Stock (Cost $333,074,983)	426,702,521	98.5
SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
5,065,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $5,065,000)	5,065,000	1.2
	Total Short-Term Investments (Cost $5,065,000)	5,065,000	1.2

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $338,139,983)	$431,767,521	99.7
Assets in Excess of Other Liabilities	1,253,415	0.3
Net Assets	$433,020,936	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

Cost for federal income tax purposes is $341,560,696.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$100,062,875
Gross Unrealized Depreciation	(9,856,050)
Net Unrealized Appreciation	$90,206,825

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$426,702,521	$—	$—	$426,702,521
Short-Term Investments	5,065,000	—	—	5,065,000
Total Investments, at fair value	$431,767,521	$—	$—	$431,767,521
Liabilities Table
Other Financial Instruments+
Futures	$(36,152)	$—	$—	$(36,152)
Total Liabilities	$(36,152)	$—	$—	$(36,152)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

At June 30, 2017, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	48	09/15/17	$5,810,160	$(36,152)
			$5,810,160	$(36,152)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$36,152
Total Liability Derivatives		$36,152

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$588,486
Total	$588,486

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(33,199)
Total	$(33,199)

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Information Technology	26.3%
Consumer Discretionary	18.1%
Industrials	16.5%
Health Care	15.1%
Financials	6.8%
Materials	6.5%
Consumer Staples	4.5%
Real Estate	3.3%
Energy	2.3%
Telecommunication Services	0.2%
Utilities	0.0%
Assets in Excess of Other Liabilities*	0.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 18.1%
28,234		Delphi Automotive PLC	$2,474,710	0.8
22,999	@	Dollar Tree, Inc.	1,608,090	0.5
12,791		Expedia, Inc.	1,905,220	0.7
24,365		Omnicom Group	2,019,859	0.7
9,422	@	O’Reilly Automotive, Inc.	2,060,968	0.7
40,488		Ross Stores, Inc.	2,337,372	0.8
6,226	@	Ulta Beauty, Inc.	1,788,979	0.6
25,903		VF Corp.	1,492,013	0.5
819,830		Other Securities(a)	37,735,366	12.8
			53,422,577	18.1
		Consumer Staples: 4.5%
11,593		Clorox Co.	1,544,651	0.5
19,323		Dr Pepper Snapple Group, Inc.	1,760,519	0.6
24,113		Kellogg Co.	1,674,889	0.6
195,181		Other Securities(a)	8,257,440	2.8
			13,237,499	4.5
		Energy: 2.3%
\200,837		Other Securities(a)	6,639,522	2.3
		Financials: 6.8%
14,451		Ameriprise Financial, Inc.	1,839,468	0.6
17,525		Moody’s Corp.	2,132,442	0.7
61,112		Progressive Corp.	2,694,428	0.9
1,135 **		Voya Financial, Inc.	41,870	0.0
198,459		Other Securities(a)	13,425,181	4.6
			20,133,389	6.8
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: 15.1%
16,749		AmerisourceBergen Corp.	$1,583,283	0.5
18,384	@	BioMarin Pharmaceutical, Inc.	1,669,635	0.6
30,339	@	Cerner Corp.	2,016,633	0.7
7,649		CR Bard, Inc.	2,417,925	0.8
22,035	@	Edwards Lifesciences Corp.	2,605,418	0.9
8,333	@	Henry Schein, Inc.	1,525,106	0.5
9,193	@	Idexx Laboratories, Inc.	1,483,934	0.5
15,362	@	Illumina, Inc.	2,665,614	0.9
17,755	@	Incyte Corp., Ltd.	2,235,532	0.8
2,670	@	Mettler Toledo International, Inc.	1,571,402	0.5
8,032	@	Waters Corp.	1,476,603	0.5
51,865		Zoetis, Inc.	3,235,339	1.1
292,451		Other Securities(a)	20,010,911	6.8
			44,497,335	15.1
		Industrials: 16.5%
12,552		Equifax, Inc.	1,724,896	0.6
29,295		Fortive Corp.	1,855,838	0.6
12,062		Parker Hannifin Corp.	1,927,749	0.7
13,537		Rockwell Automation, Inc.	2,192,453	0.7
17,102		Rockwell Collins, Inc.	1,797,078	0.6
10,029		Roper Technologies, Inc.	2,322,014	0.8
549,321		Other Securities(a)	37,089,535	12.5
			48,909,563	16.5
		Information Technology: 26.3%
31,505		Amphenol Corp.	2,325,699	0.8
38,144		Analog Devices, Inc.	2,967,603	1.0
17,901	@	Autodesk, Inc.	1,804,779	0.6
29,844		DXC Technology Co.	2,289,632	0.8
19,718		Fidelity National Information Services, Inc.	1,683,917	0.6
22,353	@	Fiserv, Inc.	2,734,666	0.9
16,533		KLA-Tencor Corp.	1,512,935	0.5
17,007		Lam Research Corp.	2,405,300	0.8
22,329		Microchip Technology, Inc.	1,723,352	0.6
33,901		Paychex, Inc.	1,930,323	0.7
18,669	@	Red Hat, Inc.	1,787,557	0.6
17,621	@	ServiceNow, Inc.	1,867,826	0.6
19,436		Skyworks Solutions, Inc.	1,864,884	0.6
65,064		Symantec Corp.	1,838,058	0.6
24,816		Xilinx, Inc.	1,596,165	0.5
931,268		Other Securities(a)	47,500,714	16.1
			77,833,410	26.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: 6.5%
39,468		International Paper Co.	$2,234,283	0.8
12,895		Vulcan Materials Co.	1,633,539	0.5
294,651		Other Securities	15,407,882	5.2
			19,275,704	6.5
		Real Estate: 3.3%
12,656	@	SBA Communications Corp.	1,707,294	0.6
141,273		Other Securities	8,142,877	2.7
			9,850,171	3.3
		Telecommunication Services: 0.2%
19,574		Other Securities	604,837	0.2
		Utilities: 0.0%
6,211		Other Securities	106,953	0.0
		Total Common Stock (Cost $183,972,182)	294,510,960	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Securities Lending Collateralcc: 3.6%
339,898	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $339,929, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $346,696, due 07/28/17-09/09/49)	339,898	0.1
2,516,329	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $2,516,567, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,566,656, due 07/15/17-05/20/67)	2,516,329	0.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,516,329	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $2,516,567, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,566,656, due 07/13/17-12/01/51)	$2,516,329	0.9
413,731	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $413,767, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $422,006, due 07/15/17-01/15/37)	413,731	0.1
203,206	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $203,227, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $207,271, due 07/07/17-01/15/30)	203,206	0.1
2,088,918	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $2,089,112, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $2,130,696, due 07/10/17-06/20/67)	2,088,918	0.7

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,516,300	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $2,516,569, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,566,619, due 01/15/19-02/15/46)	$2,516,300	0.8
		10,594,711	3.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,302,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $1,302,000)	1,302,000	0.4
	Total Short-Term Investments (Cost $11,896,711)	11,896,711	4.0
	Total Investments in Securities (Cost $195,868,893)	$306,407,671	103.6
	Liabilities in Excess of Other Assets	(10,558,976)	(3.6)
	Net Assets	$295,848,695	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

**
Investment in affiliate

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $196,304,458.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$113,133,408
Gross Unrealized Depreciation	(3,030,195)
Net Unrealized Appreciation	$110,103,213

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$294,510,960	$—	$—	$294,510,960
Short-Term Investments	1,302,000	10,594,711	—	11,896,711
Total Investments, at fair value	$295,812,960	$10,594,711	$—	$306,407,671
Liabilities Table
Other Financial Instruments+
Futures	$(9,216)	$—	$—	$(9,216)
Total Liabilities	$(9,216)	$—	$—	$(9,216)

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2017, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	9	09/15/17	$1,571,490	$(9,216)
			$1,571,490	$(9,216)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16		Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$		$39,996	$—	$1,874	$41,870	$—	$—	$—
		$—	$39,996	$—	$1,874	$41,870	$—	$—	$—

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$9,216
Total Liability Derivatives		$9,216

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$26,175
Total	$26,175

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$65,665
Total	$65,665

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Information Technology	14.5%
Consumer Discretionary	14.4%
Financials	14.0%
Industrials	13.3%
Health Care	10.3%
Real Estate	9.7%
Utilities	6.1%
Materials	5.5%
Energy	5.4%
Consumer Staples	4.3%
Telecommunication Services	0.6%
Assets in Excess of Other Liabilities*	1.9%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 14.4%
75,128		Delphi Automotive PLC	$6,584,969	0.4
134,645		Newell Brands, Inc.	7,219,665	0.4
107,734		Ross Stores, Inc.	6,219,484	0.3
5,411,874		Other Securities(a)	251,214,192	13.3
			271,238,310	14.4
		Consumer Staples: 4.3%
1,720,672		Other Securities(a)	80,720,091	4.3
		Energy: 5.4%
119,324		Baker Hughes, Inc.	6,504,351	0.3
144,385		Marathon Petroleum Corp.	7,555,667	0.4
232,146		Williams Cos., Inc.	7,029,381	0.4
3,373,035		Other Securities(a)	81,190,513	4.3
			102,279,912	5.4
		Financials: 14.0%
106,314		Discover Financial Services	6,611,668	0.4
306,246		Keycorp	5,739,050	0.3
40,564		M&T Bank Corp.	6,569,340	0.3
58,626		Northern Trust Corp.	5,699,033	0.3
162,585		Progressive Corp.	7,168,373	0.4
135,624		SunTrust Banks, Inc.	7,692,593	0.4
228,099		Synchrony Financial	6,801,912	0.4
52,198 **		Voya Financial, Inc.	1,925,584	0.1
5,347,614		Other Securities(a)	216,368,506	11.4
			264,576,059	14.0
		Health Care: 10.3%
88,703		Cardinal Health, Inc.	6,911,738	0.4
20,349		CR Bard, Inc.	6,432,522	0.3
58,618	@	Edwards Lifesciences Corp.	6,930,992	0.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care (continued)
40,876	@	Illumina, Inc.	$7,092,803	0.4
47,243	@	Incyte Corp., Ltd.	5,948,366	0.3
149,630	@	Mylan NV	5,808,637	0.3
56,632		Zimmer Biomet Holdings, Inc.	7,271,549	0.4
137,987		Zoetis, Inc.	8,607,629	0.4
2,029,845		Other Securities(a)	140,271,536	7.4
			195,275,772	10.3
		Industrials: 13.3%
125,008		American Airlines Group, Inc.	6,290,403	0.3
44,581		Cummins, Inc.	7,231,930	0.4
71,742		Ingersoll-Rand PLC - Class A	6,556,501	0.4
96,215		Paccar, Inc.	6,354,039	0.3
37,096		Parker Hannifin Corp.	5,928,683	0.3
36,018		Rockwell Automation, Inc.	5,833,475	0.3
28,202		Roper Technologies, Inc.	6,529,609	0.4
42,911		Stanley Black & Decker, Inc.	6,038,865	0.3
78,887	@	United Continental Holdings, Inc.	5,936,247	0.3
3,145,210		Other Securities(a)	194,817,799	10.3
			251,517,551	13.3
		Information Technology: 14.5%
83,814		Amphenol Corp.	6,187,150	0.3
101,491		Analog Devices, Inc.	7,896,000	0.4
58,228	@	Autodesk, Inc.	5,870,547	0.3
79,416		DXC Technology Co.	6,092,796	0.3
92,196		Fidelity National Information Services, Inc.	7,873,538	0.4
59,468	@	Fiserv, Inc.	7,275,315	0.4
45,245		Lam Research Corp.	6,399,000	0.4
81,847		Western Digital Corp.	7,251,644	0.4
4,937,912		Other Securities(a)	219,786,493	11.6
			274,632,483	14.5
		Materials: 5.5%
115,514		International Paper Co.	6,539,247	0.3
2,324,607		Other Securities	97,728,887	5.2
			104,268,134	5.5
		Real Estate: 9.7%
38,618		AvalonBay Communities, Inc.	7,421,221	0.4
147,871		ProLogis, Inc.	8,671,155	0.4
99,458		Ventas, Inc.	6,910,342	0.4
102,837		Welltower, Inc.	7,697,350	0.4
209,335		Weyerhaeuser Co.	7,012,723	0.4
4,062,740		Other Securities(a)	146,036,538	7.7
			183,749,329	9.7

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: 0.6%
317,444	Other Securities(a)	$11,042,140	0.6
	Utilities: 6.1%
85,894	Consolidated Edison, Inc.	6,941,953	0.4
89,109	Edison International	6,967,433	0.4
192,203	PPL Corp.	7,430,568	0.4
141,848	Public Service Enterprise Group, Inc.	6,100,882	0.3
70,466	Sempra Energy	7,945,042	0.4
142,550	Xcel Energy, Inc.	6,540,194	0.4
1,810,264	Other Securities(a)	72,160,385	3.8
		114,086,457	6.1
	Total Common Stock (Cost $1,022,083,793)	1,853,386,238	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
	Securities Lending Collateralcc: 2.7%
1,626,236	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $1,626,384, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,658,761, due 07/28/17-09/09/49)	1,626,236	0.1
12,042,459	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $12,043,597, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $12,283,308, due 07/15/17-05/20/67)	12,042,459	0.6
12,042,459	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $12,043,597, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $12,283,308, due 07/13/17-12/01/51)	12,042,459	0.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,979,488	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $1,979,660, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $2,019,081, due 07/15/17-01/15/37)	$1,979,488	0.1
972,236	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $972,336, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $991,686, due 07/07/17-01/15/30)	972,236	0.1
9,988,133	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $9,989,061, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $10,187,896, due 07/10/17-06/20/67)	9,988,133	0.5
12,052,400	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $12,053,688, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $12,293,413, due 01/15/19-02/15/46)	12,052,400	0.7
		50,703,411	2.7
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
32,973,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $32,973,000)	32,973,000	1.7

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $83,676,411)	$83,676,411	4.4
Total Investments in Securities (Cost $1,105,760,204)	$1,937,062,649	102.5
Liabilities in Excess of Other Assets	(47,321,205)	(2.5)
Net Assets	$1,889,741,444	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

**
Investment in affiliate

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $1,118,058,466.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$892,040,313
Gross Unrealized Depreciation	(73,036,130)
Net Unrealized Appreciation	$819,004,183

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$1,853,386,238	$—	$—	$1,853,386,238
Short-Term Investments	32,973,000	50,703,411	—	83,676,411
Total Investments, at fair value	$1,886,359,238	$50,703,411	$—	$1,937,062,649
Liabilities Table
Other Financial Instruments+
Futures	$(424,612)	$—	$—	$(424,612)
Total Liabilities	$(424,612)	$—	$—	$(424,612)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2017, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	211	09/15/17	$36,842,710	$(424,612)
			$36,842,710	$(424,612)

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$2,504,942	$—	$(551,415)	$(27,943)	$1,925,584	$1,199	$(118,222)	$—
	$2,504,942	$—	$(551,415)	$(27,943)	$1,925,584	$1,199	$(118,222)	$—

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$424,612
Total Liability Derivatives		$424,612

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,359,136
Total	$1,359,136

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$106,059
Total	$106,059

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Financials	17.7%
Information Technology	16.6%
Health Care	14.6%
Industrials	14.2%
Consumer Discretionary	12.2%
Real Estate	7.3%
Materials	4.3%
Utilities	3.6%
Energy	3.5%
Consumer Staples	2.6%
Telecommunication Services	0.9%
Assets in Excess of Other Liabilities*	2.5%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 12.2%
21,691	@	Grand Canyon Education, Inc.	$1,700,792	0.2
5,091,140		Other Securities(a)	111,537,046	12.0
			113,237,838	12.2
		Consumer Staples: 2.6%
900,092		Other Securities(a)	24,451,878	2.6
		Energy: 3.5%
3,490,709		Other Securities(a)	32,740,951	3.5
		Financials: 17.7%
81,198		CNO Financial Group, Inc.	1,695,414	0.2
37,674		Hancock Holding Co.	1,846,026	0.2
22,835		Iberiabank Corp.	1,861,053	0.2
135,281		Investors Bancorp, Inc.	1,807,354	0.2
173,080	@	MGIC Investment Corp.	1,938,496	0.2
21,698		Primerica, Inc.	1,643,624	0.2
100,220		Radian Group, Inc.	1,638,597	0.2
22,821	@	Texas Capital Bancshares, Inc.	1,766,345	0.2
98,401		Umpqua Holdings Corp.	1,806,642	0.2
42,918		United Bankshares, Inc.	1,682,386	0.2
24,486		Wintrust Financial Corp.	1,871,710	0.2
6,108,583		Other Securities(a)	144,632,357	15.5
			164,190,004	17.7
		Health Care: 14.6%
20,973	@,L	Bluebird Bio, Inc.	2,203,214	0.2
57,862	@	Catalent, Inc.	2,030,956	0.2
18,347	@	Clovis Oncology, Inc.	1,717,830	0.2
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care (continued)
51,283	@	Exact Sciences Corp.	$1,813,880	0.2
41,283		Healthsouth Corp.	1,998,097	0.2
22,834	@,L	Kite Pharma, Inc.	2,367,201	0.3
20,758	@	Masimo Corp.	1,892,714	0.2
26,092	@	Medidata Solutions, Inc.	2,040,394	0.2
23,112	@	NuVasive, Inc.	1,777,775	0.2
24,041	@	Parexel International Corp.	2,089,403	0.2
6,453,662		Other Securities(a)	116,275,439	12.5
			136,206,903	14.6
		Industrials: 14.2%
20,091		Curtiss-Wright Corp.	1,843,952	0.2
28,090		EMCOR Group, Inc.	1,836,524	0.2
24,485		Woodward, Inc.	1,654,696	0.2
4,399,105		Other Securities(a)	127,008,334	13.6
			132,343,506	14.2
		Information Technology: 16.6%
36,437	@	Aspen Technology, Inc.	2,013,509	0.2
21,942		Blackbaud, Inc.	1,881,527	0.2
29,911	@	Cirrus Logic, Inc.	1,876,018	0.2
15,719	@	Ellie Mae, Inc.	1,727,675	0.2
22,628	@	EPAM Systems, Inc.	1,902,789	0.2
14,413		Fair Isaac Corp.	2,009,316	0.2
40,133	@,L	GrubHub, Inc.	1,749,799	0.2
21,855		j2 Global, Inc.	1,859,642	0.2
10,404		Littelfuse, Inc.	1,716,660	0.2
29,734		MAXIMUS, Inc.	1,862,240	0.2
24,267		MKS Instruments, Inc.	1,633,169	0.2
18,353		Monolithic Power Systems, Inc.	1,769,229	0.2
19,874	@	Proofpoint, Inc.	1,725,659	0.2
5,546,599		Other Securities(a)	130,494,617	14.0
			154,221,849	16.6
		Materials: 4.3%
20,961		Sensient Technologies Corp.	1,687,989	0.2
1,862,847		Other Securities(a)	38,037,865	4.1
			39,725,854	4.3
		Real Estate: 7.3%
47,997		Colony Starwood Homes	1,646,777	0.2
191,717		Cousins Properties, Inc.	1,685,192	0.2
69,659		Gramercy Property Trust	2,069,569	0.2
54,407		Healthcare Realty Trust, Inc.	1,857,999	0.2
56,516		The Geo Group, Inc.	1,671,178	0.2
2,891,915		Other Securities(a)	58,895,687	6.3
			67,826,402	7.3

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: 0.9%
1,181,967	Other Securities(a)	$8,047,377	0.9
	Utilities: 3.6%
23,169	Allete, Inc.	1,660,754	0.2
25,958	Black Hills Corp.	1,751,386	0.2
23,496	Idacorp, Inc.	2,005,384	0.2
23,708	ONE Gas, Inc.	1,655,055	0.2
41,542	Portland General Electric Co.	1,898,054	0.2
24,664	WGL Holdings, Inc.	2,057,718	0.2
713,281	Other Securities(a)	22,214,147	2.4
		33,242,498	3.6
	Total Common Stock (Cost $621,309,092)	906,235,060	97.5
RIGHTS: 0.0%
	Consumer Discretionary: 0.0%
46,399	Other Securities	14,384	0.0
	Health Care: 0.0%
77,391	Other Securities	71,496	0.0
	Total Rights (Cost $9,198)	85,880	0.0
	Total Long-Term Investments (Cost $621,318,290)	906,320,940	97.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.0%
	Securities Lending Collateralcc: 8.7%
2,603,448	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $2,603,686, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,655,517, due 07/28/17-09/09/49)	2,603,448	0.3
19,273,881	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $19,275,703, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $19,659,359, due 07/15/17-05/20/67)	19,273,881	2.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
19,273,881	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $19,275,703, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $19,659,359, due 07/13/17-12/01/51)	$19,273,881	2.1
3,168,970	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $3,169,246, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $3,232,355, due 07/15/17-01/15/37)	3,168,970	0.3
1,556,456	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $1,556,616, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,587,594, due 07/07/17-01/15/30)	1,556,456	0.1
15,999,907	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $16,001,393, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $16,319,906, due 07/10/17-06/20/67)	15,999,907	1.7

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
19,273,900	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $19,275,959, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $19,659,322, due 01/15/19-02/15/46)	$19,273,900	2.1
		81,150,443	8.7
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
21,478,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $21,478,000)	21,478,000	2.3
	Total Short-Term Investments (Cost $102,628,443)	102,628,443	11.0

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $723,946,733)	$1,008,949,383	108.5
Liabilities in Excess of Other Assets	(79,173,411)	(8.5)
Net Assets	$929,775,972	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $725,410,471.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$335,305,709
Gross Unrealized Depreciation	(51,766,797)
Net Unrealized Appreciation	$283,538,912

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$113,237,838	$—	$—	$113,237,838
Consumer Staples	24,451,878	—	—	24,451,878
Energy	32,740,951	—	—	32,740,951
Financials	164,169,668	—	20,336	164,190,004
Health Care	136,206,903	—	—	136,206,903
Industrials	132,343,506	—	—	132,343,506
Information Technology	154,221,849	—	—	154,221,849
Materials	39,725,854	—	—	39,725,854
Real Estate	67,826,402	—	—	67,826,402
Telecommunication Services	8,047,377	—	—	8,047,377
Utilities	33,242,498	—	—	33,242,498
Total Common Stock	906,214,724	—	20,336	906,235,060

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Rights	—	—	85,880	85,880
Short-Term Investments	21,478,000	81,150,443	—	102,628,443
Total Investments, at fair value	$927,692,724	$81,150,443	$106,216	$1,008,949,383
Liabilities Table
Other Financial Instruments+
Futures	$(144,724)	$—	$—	$(144,724)
Total Liabilities	$(144,724)	$—	$—	$(144,724)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	340	09/15/17	$24,043,100	$(144,724)
			$24,043,100	$(144,724)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$144,724
Total Liability Derivatives		$144,724

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$417,969
Total	$417,969

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$255,419
Total	$255,419

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2017 (Unaudited)

Investment Type Allocation as of June 30, 2017 (as a percentage of net assets)

U.S. Treasury Obligations	35.4%
U.S. Government Agency Obligations	29.2%
Corporate Bonds/Notes	25.2%
Foreign Government Bonds	2.8%
Commercial Mortgage-Backed Securities	1.7%
Municipal Bonds	1.0%
Asset-Backed Securities	0.8%
Collateralized Mortgage Obligations	0.1%
Assets in Excess of Other Liabilities*	3.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.2%
		Basic Materials: 0.7%
23,204,000		Other Securities	$24,421,055	0.7
		Communications: 2.5%
10,130,000		AT&T, Inc., 2.450%-6.000%, 06/30/20-03/09/48	10,364,108	0.3
5,500,000		Cisco Systems, Inc., 2.125%-5.500%, 03/01/19-01/15/40	5,978,716	0.2
6,835,000		Comcast Corp., 3.000%-6.950%, 02/01/24-08/15/45	7,508,132	0.2
1,500,000	#	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,505,679	0.0
1,750,000		Time Warner Cable LLC, 4.125%-4.500%, 02/15/21-09/15/42	1,741,067	0.0
5,325,000		Time Warner, Inc., 2.100%-6.500%, 06/01/19-06/01/44	5,929,921	0.2
1,304,000	#	Verizon Communications, Inc., 2.946%, 03/15/22	1,314,349	0.1
10,324,000		Verizon Communications, Inc., 3.450%-5.050%, 03/15/21-08/21/54	10,388,260	0.3
36,046,000		Other Securities	38,992,501	1.2
			83,722,733	2.5
		Consumer, Cyclical: 1.8%
4,893,000		CVS Health Corp., 2.250%-5.300%, 12/05/18-07/20/45	5,166,956	0.2
500,000	#	Daimler Finance North America LLC, 2.375%, 08/01/18	503,291	0.0
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,450,865	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
1,300,000		Ford Motor Co., 4.346%-7.450%, 12/08/26-01/15/43	$1,440,632	0.0
4,000,000		Ford Motor Credit Co. LLC, 2.021%-4.375%, 01/08/19-08/04/25	4,105,504	0.1
750,000		General Motors Co., 6.600%, 04/01/36	872,244	0.0
4,250,000		General Motors Financial Co., Inc., 3.100%-5.250%, 01/15/19-01/17/27	4,377,834	0.2
500,000	#	Hyundai Capital America, 2.400%, 10/30/18	501,220	0.0
1,000,000	#	Hyundai Capital America, 2.875%, 08/09/18	1,008,517	0.0
250,000	#	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	250,261	0.0
37,474,736		Other Securities(a)	40,193,279	1.2
			59,870,603	1.8
		Consumer, Non-cyclical: 4.3%
6,650,000		Amgen, Inc., 2.250%-4.400%, 11/15/21-05/01/45	6,937,322	0.2
8,250,000		Anheuser-Busch InBev Finance, Inc., 1.900%-4.900%, 02/01/19-02/01/46	8,728,038	0.3
3,750,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%-5.375%, 01/15/20-07/15/42	4,035,004	0.1
6,195,000		Celgene Corp., 2.300%-5.000%, 08/15/18-08/15/45	6,520,137	0.2
5,250,000		Cigna Corp., 3.250%-5.125%, 06/15/20-04/15/25	5,583,370	0.1
500,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	501,076	0.0
500,000	#	ERAC USA Finance LLC, 3.850%, 11/15/24	515,491	0.0
6,766,000		Kraft Heinz Foods Co., 3.000%-6.125%, 08/23/ 18-06/01/46	7,025,175	0.2
400,000		Kroger Co., 2.300%, 01/15/19	401,772	0.0
2,779,000		Kroger Co/The, 3.300%-7.500%, 01/15/21-04/01/31	3,285,967	0.2
6,350,000		UnitedHealth Group, Inc., 1.625%-4.750%, 03/15/19-04/15/47	6,596,566	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
92,552,000		Other Securities(a)	$97,031,445	2.8
			147,161,363	4.3
		Energy: 2.6%
2,000,000		ConocoPhillips, 6.500%, 02/01/39	2,650,914	0.1
2,500,000		ConocoPhillips Co., 3.350%-4.950%, 03/15/21-11/15/44	2,615,062	0.1
5,292,000		Kinder Morgan Energy Partners L.P., 3.500%-6.950%, 03/01/21-09/01/44	5,914,300	0.2
1,500,000		Kinder Morgan, Inc./DE, 4.300%-5.550%, 06/01/25-02/15/46	1,557,833	0.0
500,000		Total Capital Canada Ltd., 2.750%, 07/15/23	503,041	0.0
500,000		Total Capital International SA, 2.750%, 06/19/21	510,074	0.0
4,000,000		Total Capital SA, 2.125%-4.450%, 08/10/18-06/24/20	4,252,164	0.1
67,497,000		Other Securities(a)	70,248,404	2.1
			88,251,792	2.6
		Financial: 8.1%
16,700,000		Bank of America Corp., 2.625%-5.700%, 04/01/19-01/20/28	17,313,836	0.5
2,500,000		Bank of New York Mellon Corp./The, 2.600%-3.442%, 02/07/22-02/07/28	2,521,693	0.0
2,700,000		Bank of New York Mellon Corp., 2.100%-3.000%, 08/01/18-10/30/28	2,673,669	0.1
550,000		Capital One NA/Mclean VA, 2.350%, 08/17/18	552,364	0.0
2,500,000		Capital One Financial Corp., 2.450%-4.200%, 04/24/19-07/28/26	2,498,883	0.1
11,358,000		Citigroup, Inc., 2.500%-8.125%, 07/29/19-05/06/44	12,065,749	0.4
750,000	#	Credit Suisse Group AG, 3.574%, 01/09/23	769,815	0.0
750,000	#	Credit Suisse Group AG, 4.282%, 01/09/28	776,248	0.0
7,801,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	8,515,813	0.2
2,000,000		Goldman Sachs Group, Inc./The, 2.875%-3.850%, 02/25/21-01/26/27	2,029,980	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
9,300,000		Goldman Sachs Group, Inc., 2.550%-6.750%, 10/23/19-10/01/37	$10,732,500	0.3
4,600,000		HSBC Holdings PLC, 3.400%-6.500%, 03/08/21-09/15/37	5,665,609	0.2
500,000		HSBC USA, Inc., 2.250%-3.500%, 06/23/19-06/23/24	509,015	0.0
14,375,000		JPMorgan Chase & Co., 2.700%-5.500%, 06/23/20-10/15/40	15,378,682	0.5
19,000,000		Kreditanstalt fuer Wiederaufbau, 1.250%-2.625%, 09/30/19-03/07/22	19,267,224	0.6
500,000	#	Metropolitan Life Global Funding I, 1.950%, 09/15/21	490,104	0.0
750,000	#	Metropolitan Life Global Funding I, 3.450%, 12/18/26	769,747	0.0
8,550,000		Morgan Stanley, 2.500%-4.875%, 04/21/21-04/23/27	8,776,320	0.3
4,300,000		Prudential Financial, Inc., 5.375%-6.200%, 11/15/40-05/15/45	5,466,164	0.2
750,000	#	Toronto-Dominion Bank/The, 2.500%, 01/18/23	755,605	0.0
500,000	#	UBS Group Funding Switzerland AG, 2.950%, 09/24/20	511,132	0.0
500,000	#	UBS Group Funding Switzerland AG, 3.000%, 04/15/21	508,075	0.0
15,733,000		Wells Fargo & Co., 3.000%-5.606%, 04/01/21-01/15/44	16,814,309	0.5
133,087,000		Other Securities(a)	137,342,090	4.1
			272,704,626	8.1
		Industrial: 1.8%
55,937,000		Other Securities	59,800,668	1.8
		Technology: 1.3%
8,900,000		Apple, Inc., 2.100%-4.650%, 05/06/19-02/23/46	9,152,190	0.3
400,000	#	Dell International LLC / EMC Corp., 3.480%, 06/01/19	409,554	0.0
400,000	#	Dell International LLC / EMC Corp., 4.420%, 06/15/21	422,023	0.0
400,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	434,554	0.0
400,000	#	Dell International LLC / EMC Corp., 6.020%, 06/15/26	441,397	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
400,000	#	Dell International LLC / EMC Corp., 8.350%, 07/15/46	$518,449	0.1
5,550,000		International Business Machines Corp., 1.625%-3.450%, 05/15/19-02/19/26	5,624,692	0.2
8,250,000		Microsoft Corp., 1.550%-4.875%, 08/08/21-08/08/56	8,658,886	0.2
6,600,000		Oracle Corp., 2.250%-5.375%, 10/08/19-05/15/45	7,084,280	0.2
807,000	#	Xerox Corp., 4.070%, 03/17/22	828,427	0.0
8,981,000		Other Securities(a)	9,347,359	0.3
			42,921,811	1.3
		Utilities: 2.1%
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/23	501,345	0.0
2,000,000		Duke Energy Corp., 1.800%-4.800%, 09/01/21-09/01/46	2,050,586	0.0
2,900,000		Duke Energy Progress LLC, 3.700%-4.375%, 03/30/44-10/15/46	3,086,503	0.1
250,000	#	Monongahela Power Co., 5.400%, 12/15/43	305,169	0.0
62,279,892		Other Securities	66,481,415	2.0
			72,425,018	2.1
		Total Corporate Bonds/Notes (Cost $815,876,064)	851,279,669	25.2
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
1,584,169		Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/36	1,772,457	0.1
		Total Collateralized Mortgage Obligations (Cost $1,753,085)	1,772,457	0.1
MUNICIPAL BONDS: 1.0%
		California: 0.2%
4,335,000		State of California, 7.550%, 04/01/39	6,615,123	0.2
		Connecticut: 0.1%
3,735,000		Other Securities	4,364,236	0.1
		New Jersey: 0.2%
5,760,000		Other Securities	7,741,034	0.2
		New York: 0.2%
3,495,000		Other Securities	4,881,257	0.2
		Ohio: 0.2%
3,355,000		Other Securities	4,965,400	0.2
Principal Amount†			Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
		Washington: 0.1%
3,900,000		Other Securities	$4,764,591	0.1
		Total Municipal Bonds (Cost $26,987,694)	33,331,641	1.0
ASSET-BACKED SECURITIES: 0.8%
		Automobile Asset-Backed Securities: 0.3%
1,000,000	#	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	999,591	0.0
820,000	#	Ford Credit Auto Owner Trust 2014-2 A, 2.310%, 04/15/26	828,348	0.0
8,500,000		Other Securities	8,503,603	0.3
			10,331,542	0.3
		Credit Card Asset-Backed Securities: 0.4%
1,650,000		American Express Credit Account Master Trust 2017-1 A, 1.930%, 09/15/22	1,654,523	0.1
4,979,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/22	4,982,237	0.1
1,000,000		Capital One Multi-Asset Execution Trust 2015-A2 A2, 2.080%, 03/15/23	1,005,234	0.0
1,000,000		Capital One Multi-Asset Execution Trust 2016-A4 A4, 1.330%, 06/15/22	991,881	0.0
1,000,000		Capital One Multi-Asset Execution Trust 2017-A3 A3, 2.430%, 01/15/25	1,014,586	0.1
3,850,000		Other Securities	3,881,643	0.1
			13,530,104	0.4
		Other Asset-Backed Securities: 0.1%
1,650,000	#	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/21	1,652,409	0.1
511,997		Other Securities	513,466	0.0
			2,165,875	0.1
		Total Asset-Backed Securities (Cost $25,962,784)	26,027,521	0.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.2%
		Federal Home Loan Mortgage Corporation: 9.4%##
33,170,000	W,Z	3.000%, due 08/01/44	33,048,204	1.0
34,128,180		3.000%, due 05/01/45	34,087,142	1.0
11,840,761		3.000%, due 11/01/46	11,880,759	0.3
32,140,180		3.500%, due 04/01/43	33,144,767	1.0
34,716,136		3.500%, due 02/01/44	35,801,005	1.1
47,387,000	W	3.500%, due 08/01/45	48,596,322	1.4
113,581,342	W	3.000%-6.750%, due 03/27/19-05/01/46	121,069,735	3.6
			317,627,934	9.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: 11.8%##
19,076,000	W	2.500%, due 07/01/30	$19,176,596	0.6
24,519,421		3.000%, due 12/01/42	24,702,228	0.7
13,388,766		3.000%, due 07/01/43	13,446,960	0.4
37,690,000	W	3.000%, due 08/01/44	37,583,838	1.1
17,582,080		3.500%, due 11/01/42	18,126,976	0.5
21,359,189		4.000%, due 11/01/40	22,560,988	0.7
14,690,119		4.000%, due 06/01/45	15,526,144	0.5
232,034,317		1.500%-7.250%, due 09/01/18-08/01/46	246,433,454	7.3
			397,557,184	11.8
		Government National Mortgage Association: 7.1%
84,719,000	W	3.000%, due 07/01/44	85,579,425	2.5
73,770,425		3.500%, due 09/20/46	76,513,532	2.3
71,134,260	W	3.500%-6.000%, due 10/15/36-03/20/46	76,118,985	2.3
			238,211,942	7.1
		Other U.S. Agency Obligations: 0.9%
22,990,000		1.100%, due 11/06/18	22,887,925	0.7
6,510,000	L	1.875%-7.125%, due 08/15/22-01/15/38	8,761,518	0.2
			31,649,443	0.9
		Total U.S. Government Agency Obligations (Cost $984,540,683)	985,046,503	29.2
COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.7%
2,000,000	#	BAMLL Commercial Mortgage Securities Trust 2015-200P A, 3.218%, 04/14/33	2,027,127	0.0
1,115,000		COMM 2012-LC4 A4, 3.288%, 12/10/44	1,152,964	0.1
1,000,000	#	COMM 2013-CR10 AM, 4.517%, 08/10/46	1,083,708	0.1
650,000		COMM 2015-CR23 A3, 3.230%, 05/10/48	659,066	0.0
315,000		COMM 2015-PC1 B, 4.589%, 07/10/50	318,082	0.0
1,000,000		COMM 2016-COR1 A4, 3.091%, 10/10/49	996,820	0.0
1,000,000		COMM 2016-COR1 AM, 3.494%, 10/10/49	1,010,395	0.0
1,000,000		COMM 2016-CR28 A4, 3.762%, 02/10/49	1,048,900	0.0
1,215,000	#	Core Industrial Trust 2015-CALW A, 3.040%, 02/10/34	1,248,009	0.1
1,000,000	#	Core Industrial Trust 2015-TEXW D, 3.977%, 02/10/34	1,016,737	0.0
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000	#	Core Industrial Trust 2015-WEST A, 3.292%, 02/10/37	$1,018,091	0.0
213,538	#	DBUBS 2011-LC2A C, 5.727%, 07/10/44	232,611	0.0
2,000,000		Ginnia Mae 2011-20 C, 3.562%, 04/16/41	2,057,388	0.1
2,000,000		Ginnie Mae 2011-127 C, 3.500%, 03/16/47	2,056,069	0.1
6,000,000		Ginnie Mae 2011-142 B, 3.485%, 02/16/44	6,164,531	0.2
5,000,000		Ginnie Mae 2011-38 D, 3.813%, 01/16/51	5,197,010	0.1
417,841		Ginnie Mae 2011-53 B, 4.397%, 05/16/51	442,553	0.0
5,000,000		Ginnie Mae 2014-150 C, 3.400%, 12/16/49	5,039,747	0.1
3,000,000		Ginnie Mae 2014-50 C, 3.400%, 02/16/47	3,023,165	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/48	3,278,038	0.1
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 A4, 3.526%, 12/15/47	2,072,081	0.1
220,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 C, 4.300%, 03/15/48	216,300	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.588%, 09/15/47	107,334	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.588%, 09/15/47	106,737	0.0
1,000,000	#	MSCG Trust 2015-ALDR A2, 3.462%, 06/07/35	996,479	0.0
16,023,069		Other Securities	16,448,227	0.5
		Total Commercial Mortgage-Backed Securities (Cost $59,349,808)	59,018,169	1.7
U.S. TREASURY OBLIGATIONS: 35.4%
		U.S. Treasury Bonds: 6.2%
26,806,000		3.000%, due 02/15/47	27,705,475	0.8
17,133,000		2.000%, due 11/15/26	16,710,706	0.5
20,000,000		2.125%, due 05/15/25	19,875,400	0.6
18,645,000		3.500%, due 02/15/39	21,097,619	0.6
13,888,000		3.625%, due 08/15/43	15,999,948	0.5
14,092,000		3.625%, due 02/15/44	16,262,225	0.5
13,251,000		3.750%, due 11/15/43	15,599,435	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Bonds (continued)
74,922,000		2.250%-8.125%, due 08/15/19-08/15/46	$77,822,478	2.3
			211,073,286	6.2
		U.S. Treasury Notes: 29.2%
13,040,000		1.250%, due 10/31/21	12,737,172	0.4
17,433,000		1.500%, due 06/15/20	17,408,489	0.5
33,406,000		2.000%, due 06/30/24	33,107,183	1.0
74,225,000		2.375%, due 05/15/27	74,715,034	2.2
15,223,000		1.250%-1.750%, due 05/31/19-10/31/23	15,046,786	0.4
27,497,000	L	1.000%, due 08/31/19	27,262,836	0.8
29,467,000		1.250%, due 11/30/18	29,433,614	0.9
11,256,000		1.250%, due 12/31/18	11,239,510	0.3
11,755,000		1.250%, due 01/31/20	11,684,517	0.3
16,756,000		1.375%, due 09/30/18	16,766,472	0.5
20,000,000		1.375%, due 01/15/20	19,951,560	0.6
37,540,000		1.375%, due 04/30/21	37,065,607	1.1
19,814,000		1.500%, due 12/31/18	19,860,444	0.6
11,925,000		1.500%, due 01/31/19	11,951,557	0.4
19,814,000		1.625%, due 07/31/19	19,908,434	0.6
12,097,000		1.625%, due 08/31/19	12,153,469	0.4
24,847,000		1.625%, due 02/15/26	23,615,806	0.7
22,705,000		1.750%, due 09/30/19	22,873,517	0.7
18,000,000		1.750%, due 09/30/22	17,837,586	0.5
24,900,000		2.000%, due 11/30/20	25,193,745	0.7
12,097,000		2.000%, due 02/28/21	12,233,091	0.4
20,498,000		2.125%, due 01/31/21	20,813,075	0.6
26,457,000		2.250%, due 11/15/24	26,602,196	0.8
19,590,000		2.375%, due 12/31/20	20,066,742	0.6
26,255,000		2.750%, due 02/15/19	26,843,165	0.8
36,569,500		2.750%, due 11/15/23	38,063,693	1.1
42,052,000		2.750%, due 02/15/24	43,745,560	1.3
337,796,000		0.750%-3.500%, due 07/31/18-05/15/24	336,411,475	10.0
			984,592,335	29.2
		Total U.S. Treasury Obligations (Cost $1,183,836,880)	1,195,665,621	35.4
FOREIGN GOVERNMENT BONDS: 2.8%
6,506,000		Asian Development Bank, 1.625%-2.125%, 03/16/21-03/19/25	6,466,535	0.2
4,950,000		Colombia Government International Bond, 4.000%-7.375%, 02/26/24-09/18/37	5,638,950	0.2
15,771,000		European Investment Bank, 1.125%-2.250%, 08/15/19-03/15/22	15,680,935	0.5
3,000,000	#	Kommunalbanken AS, 2.250%, 01/25/22	3,026,319	0.1
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
4,000,000		Philippine Government International Bond, 6.375%, 01/15/32	$5,246,236	0.1
1,000,000		Province of Ontario Canada, 1.875%, 05/21/20	998,947	0.0
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	14,197,627	0.4
4,155,000	L	Peruvian Government International Bond, 6.550%-7.125%, 03/30/19-03/14/37	5,448,113	0.2
5,160,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	5,185,846	0.1
31,329,000		Other Securities(a)	33,056,609	1.0
		Total Foreign Government Bonds (Cost $92,992,991)	94,946,117	2.8
		Total Long-Term Investments (Cost $3,191,299,989)	3,247,087,698	96.2
SHORT-TERM INVESTMENTS: 11.6%
		Corporate Bonds/Notes: 2.2%
500,000		AbbVie, Inc., 1.800%, 05/14/18	500,741	0.0
1,000,000		Chubb INA Holdings, Inc., 5.800%, 03/15/18	1,028,649	0.1
1,725,000		Aetna, Inc., 1.500%, 11/15/17	1,725,169	0.1
398,000		Agilent Technologies, Inc., 6.500%, 11/01/17	403,750	0.0
750,000		Air Products & Chemicals, Inc., 1.200%, 10/15/17	749,346	0.0
6,325,000		American Express Co., 7.000%, 03/19/18	6,561,327	0.2
500,000	#	American Honda Finance Corp., 1.500%, 09/11/17	500,076	0.0
1,250,000		American Tower Corp., 4.500%, 01/15/18	1,267,294	0.1
500,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	499,960	0.0
250,000		Anthem, Inc., 1.875%, 01/15/18	250,243	0.0
1,500,000		Apple, Inc., 1.000%, 05/03/18	1,494,757	0.1
300,000		AT&T, Inc., 1.400%, 12/01/17	299,785	0.0
500,000		AT&T, Inc., 1.750%, 01/15/18	500,432	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Corporate Bonds/Notes (continued)
600,000	Autodesk, Inc., 1.950%, 12/15/17	$600,964	0.0
1,000,000	Bank of America Corp., 2.000%, 01/11/18	1,001,667	0.0
1,610,000	Bank of America Corp., 5.650%, 05/01/18	1,660,908	0.1
1,000,000	Bank of New York Mellon Corp., 1.300%, 01/25/18	999,413	0.1
1,000,000	Bank of New York Mellon Corp., 1.350%, 03/06/18	999,037	0.0
500,000	Bank of Nova Scotia/The, 1.375%, 12/18/17	499,812	0.0
750,000	Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	749,290	0.0
750,000	Berkshire Hathaway, Inc., 1.550%, 02/09/18	750,780	0.1
2,000,000	Biogen, Inc., 6.875%, 03/01/18	2,067,968	0.1
1,000,000	BP Capital Markets PLC, 1.375%, 11/06/17	999,700	0.0
500,000	Cabot Corp., 2.550%, 01/15/18	502,380	0.0
1,000,000	Caterpillar Financial Services Corp., 1.250%, 11/06/17	999,359	0.1
300,000	Caterpillar Financial Services Corp., 1.300%, 03/01/18	299,416	0.0
500,000	Celgene Corp., 1.900%, 08/15/17	500,225	0.0
300,000	Chevron Corp., 1.104%, 12/05/17	299,695	0.0
500,000	CNOOC Finance 2013 Ltd., 1.750%, 05/09/18	499,357	0.0
1,000,000	Colgate-Palmolive Co., 0.900%, 05/01/18	995,120	0.0
2,000,000	Comcast Corp., 6.300%, 11/15/17	2,034,574	0.1
500,000	Commonwealth Bank of Australia/New York NY, 1.900%, 09/18/17	500,552	0.0
750,000	Corning, Inc., 1.450%, 11/15/17	749,616	0.0
750,000	Diageo Capital PLC, 1.125%, 04/29/18	747,660	0.0
300,000	Duke Energy Corp., 1.625%, 08/15/17	300,065	0.0
400,000	Duke Energy Corp., 2.100%, 06/15/18	401,637	0.0
2,250,000	Ford Motor Credit Co. LLC, 2.375%, 01/16/18	2,257,420	0.1
500,000	General Dynamics Corp., 1.000%, 11/15/17	499,481	0.0
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Corporate Bonds/Notes (continued)
879,000		General Electric Co., 5.250%, 12/06/17	$893,493	0.0
4,840,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	4,996,259	0.2
1,000,000		HSBC USA, Inc., 1.625%, 01/16/18	1,000,425	0.0
500,000		Jefferies Group LLC, 5.125%, 04/13/18	512,959	0.0
200,000		Johnson Controls International plc, 1.400%, 11/02/17	199,888	0.0
1,500,000		JPMorgan Chase & Co., 1.625%, 05/15/18	1,499,907	0.1
750,000		KeyBank NA/Cleveland OH, 1.650%, 02/01/18	750,559	0.0
500,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	500,361	0.0
500,000		Mattel, Inc., 1.700%, 03/15/18	499,635	0.0
500,000		McKesson Corp., 1.400%, 03/15/18	499,170	0.0
750,000		Microsoft Corp., 1.000%, 05/01/18	747,879	0.0
1,500,000		Morgan Stanley, 2.125%, 04/25/18	1,505,258	0.1
10,500,000		Morgan Stanley, 6.625%, 04/01/18	10,874,902	0.3
300,000		NetApp, Inc., 2.000%, 12/15/17	300,421	0.0
300,000		Newell Brands, Inc., 2.050%, 12/01/17	300,525	0.0
400,000	#	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	400,205	0.0
1,500,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,500,653	0.1
250,000		Philip Morris International, Inc., 1.250%, 11/09/17	249,922	0.0
500,000		PPL Capital Funding, Inc., 1.900%, 06/01/18	500,643	0.0
500,000		Roper Technologies, Inc., 1.850%, 11/15/17	500,406	0.0
750,000		Royal Bank of Canada, 1.500%, 01/16/18	750,320	0.0
350,000		Ryder System, Inc., 2.500%, 03/01/18	351,843	0.0
750,000		Shell International Finance BV, 1.125%, 08/21/17	749,780	0.0
600,000		Sherwin-Williams Co., 1.350%, 12/15/17	599,167	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Corporate Bonds/Notes (continued)
1,000,000	Stryker Corp., 1.300%, 04/01/18	$998,022	0.0
750,000	Telefonica Emisiones SAU, 3.192%, 04/27/18	758,092	0.0
250,000	TransCanada PipeLines Ltd., 1.875%, 01/12/18	250,356	0.0
400,000	United Parcel Service, Inc., 1.125%, 10/01/17	399,770	0.0
1,000,000	UnitedHealth Group, Inc., 6.000%, 02/15/18	1,026,788	0.0
500,000	Virginia Electric & Power Co., 1.200%, 01/15/18	499,126	0.0
500,000	Vodafone Group PLC, 1.500%, 02/19/18	499,967	0.0
300,000	Walt Disney Co/The, 1.100%, 12/01/17	299,575	0.0
500,000	Welltower, Inc., 2.250%, 03/15/18	501,408	0.0
1,000,000	Westpac Banking Corp., 1.600%, 01/12/18	1,000,637	0.1
500,000	Westpac Banking Corp., 2.000%, 08/14/17	500,343	0.0
		75,116,289	2.2
	Commercial Paper: 2.8%
4,000,000	American Electric Power, 1.470%, 07/11/17	3,998,240	0.1
20,000,000	American Electric Power, 1.500%, 07/28/17	19,976,931	0.6
4,000,000	CVS Health Corporation, 1.470%, 07/14/17	3,997,751	0.1
2,765,000	Exelon Generation Co., 1.400%, 07/06/17	2,764,348	0.1
30,000,000	Kroger Co., 0.000%, 07/03/17	29,996,488	0.9
16,250,000	Mondelez International, 0.000%, 07/03/17	16,248,097	0.5
16,000,000	Pacific Gas and Electric Co., 1.450%, 07/10/17	15,993,671	0.5
		92,975,526	2.8
	U.S. Government Agency Obligations: 0.6%
21,654	Fannie Mae, 5.000%, 01/01/18	22,184	0.0
17,147	Fannie Mae, 5.000%, 02/01/18	17,567	0.0
3,538	Fannie Mae, 5.000%, 04/01/18	3,625	0.0
2,591	Fannie Mae, 5.500%, 10/01/17	2,593	0.0
2,794	Fannie Mae, 5.500%, 11/01/17	2,795	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Government Agency Obligations: (continued)
21,246,000	Freddie Mac, 1.000%, 09/29/17	$21,241,708	0.6
		21,290,472	0.6
	Securities Lending Collateralcc: 0.4%
312,269	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $312,297, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $318,514, due 07/28/17-09/09/49)	312,269	0.0
3,361,406	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $3,361,724, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,428,634, due 07/15/17-05/20/67)	3,361,406	0.1
3,181,293	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $3,181,594, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,244,919, due 07/13/17-12/01/51)	3,181,293	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
380,101	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $380,134, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $387,704, due 07/15/17-01/15/37)	$380,101	0.0
186,689	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $186,708, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $190,424, due 07/07/17-01/15/30)	186,689	0.0
3,361,406	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $3,361,738, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $3,428,634, due 08/15/21-09/09/49)	3,361,406	0.1
3,361,400	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $3,361,759, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,428,618, due 01/15/19-02/15/46)	3,361,400	0.1
		14,144,564	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Foreign Government Bonds: 0.1%
5,000,000	European Bank for Reconstruction & Development, 1.000%, 06/15/18 (Cost $4,984,251)	$4,981,135	0.1
	U.S. Treasury Obligations: 0.5%
15,660,000	United States Treasury Note, 0.625%, 06/30/18 (Cost $15,573,473)	15,561,514	0.5
	U.S. Treasury Notes: 4.7%
2,006,600	United States Treasury Note/Bond, 0.750%, 04/15/18	1,998,606	0.1
1,508,000	United States Treasury Note/Bond, 1.000%, 05/15/18	1,504,465	0.0
10,549,500	United States Treasury Note, 0.750%, 01/31/18	10,524,065	0.3
12,736,000	United States Treasury Note, 0.750%, 10/31/17	12,721,863	0.4
2,285,600	United States Treasury Note, 0.750%, 12/31/17	2,281,127	0.1
20,000,000	United States Treasury Note, 0.750%, 02/28/18	19,939,060	0.6
7,260,000	United States Treasury Note, 0.750%, 04/30/18	7,229,370	0.2
1,918,000	United States Treasury Note, 0.875%, 01/31/18	1,914,751	0.0
2,768,000	United States Treasury Note, 0.875%, 10/15/17	2,766,375	0.1
1,864,000	United States Treasury Note, 0.875%, 11/15/17	1,862,392	0.0
12,296,700	United States Treasury Note, 0.875%, 03/31/18	12,262,122	0.4
13,454,000	United States Treasury Note, 0.875%, 05/31/18	13,408,014	0.4
6,000,000	United States Treasury Note, 0.875%, 08/15/17	5,999,442	0.2
785,000	United States Treasury Note, 1.000%, 12/15/17	784,506	0.0
4,005,000	United States Treasury Note, 1.000%, 12/31/17	4,002,060	0.1
210,800	United States Treasury Note, 1.000%, 03/15/18	210,471	0.0
42,155,000	United States Treasury Note, 2.375%, 07/31/17	42,203,773	1.2
18,650,000	United States Treasury Note, 2.625%, 04/30/18	18,852,520	0.6
		160,464,982	4.7

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
8,509,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $8,509,000)	$8,509,000	0.3
	Total Short-Term Investments (Cost $392,445,325)	393,043,482	11.6
	Total Investments in Securities (Cost $3,583,745,314)	$3,640,131,180	107.8
	Liabilities in Excess of Other Assets	(264,494,406)	(7.8)
	Net Assets	$3,375,636,774	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

Z
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2017.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $3,589,794,551.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$76,887,651
Gross Unrealized Depreciation	(26,551,022)
Net Unrealized Appreciation	$50,336,629

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$851,279,669	$—	$851,279,669
Collateralized Mortgage Obligations	—	1,772,457	—	1,772,457
Municipal Bonds	—	33,331,641	—	33,331,641
Short-Term Investments	8,509,000	384,534,482	—	393,043,482
Commercial Mortgage-Backed Securities	—	59,018,169	—	59,018,169
U.S. Treasury Obligations	—	1,195,665,621	—	1,195,665,621
U.S. Government Agency Obligations	—	985,046,503	—	985,046,503
Asset-Backed Securities	—	26,027,521	—	26,027,521
Foreign Government Bonds	—	94,946,117	—	94,946,117
Total Investments, at fair value	$8,509,000	$3,631,622,180	$—	$3,640,131,180
Other Financial Instruments+
Futures	2,950	—	—	2,950
Total Assets	$8,511,950	$3,631,622,180	$—	$3,640,134,130

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

At June 30, 2017, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 2-Year Note	(10)	09/29/17	$(2,161,094)	$2,950
			$(2,161,094)	$2,950

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest Rate Contracts	Net Assets — Unrealized appreciation*	$2,950
Total Asset Derivatives		$2,950

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Interest Rate Contracts	$(4,365)	$—	$(4,365)
Credit Contracts	—	104,669	104,669
Total	$(4,365)	$104,669	$100,304

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest Rate Contracts	$535
Total	$535

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VIPALL (0617-082317)

Semi-Annual Report
June 30, 2017
Classes I and S
Domestic Equity Index Portfolios
■
Voya Index Plus LargeCap Portfolio

■
Voya Index Plus MidCap Portfolio

■
Voya Index Plus SmallCap Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Guiding through the Headlines
Dear Shareholder,
So far this year, investors have been rewarded for, the most part, ignoring the volatility in news headlines and focusing on market fundamentals — improving corporate earnings in a supportive global economy. On the back of strong equity returns in 2017, one of the big questions on investors’ minds is, where does the U.S. now stand in the business and economic cycle? It matters greatly for asset allocators, who have to determine the proper mix of equity and fixed income investments in client portfolios.
In our view, the U.S. is squarely in the late stages of the business cycle, with the U.S. Federal Reserve Board (“Fed”) tightening monetary policy and unemployment falling to new lows. The rest of the world is behind the U.S. with more slack to be absorbed, but central banks are starting to talk about adjusting monetary policy to match underlying economic strength. We believe this is not necessarily bad for equities, especially when monetary policy is being renormalized from an extremely accommodative stance.
Monetary policy has been a critical driver of bond returns this year. Unemployment currently stands at 4.3%, below the 4.7% level above which the Fed believes inflation rises. But wage growth is tame and inflation has been soft for the past few months, which we believe should help corporate profit margins and work to extend the business cycle. With a benign interest-rate tightening cycle thus far, a currently low risk of recession and good but not spectacular growth, we believe that the U.S. is in a “goldilocks” environment, at least for the near term.
Does this mean one should assume that the good times will keep rolling? Maybe. The pace of equity gains may slow as we make it through the year, but that doesn’t mean investors should be switching their allocations. The best way to keep on track to meet your goals is not with the latest business media updates but with the guidance of your investment advisor. If your long-term investment goals have changed, thoroughly discuss them with your investment advisor before making any changes to your investment strategy.
We seek to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 31, 2017
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2017

As our new fiscal year got under way, investor sentiment was still reeling from the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, forged ahead in 2017, rising in every month, to end the first half of the fiscal year up 8.25%. (The Index returned 10.66% for the six-month period ended June 30, 2017, measured in U.S. dollars.)
Markets were thrown into disarray when on November 8, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.
Having drifted sideways, the Index jumped 5.5% by the end of 2016. The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee (“FOMC”) raised the federal funds rate by 25bp (0.25%) on December 14 and projected three more similar raises in 2017.
The term “reflation trade”, meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundit’s lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.
Yet expectations for this agenda to drive the reflation trade soon faded in 2017. Item 1 would be to repeal and replace the Affordable Care Act. The second version of the bill narrowly passed the House on May 4 after the first was abandoned. The Senate’s somewhat different version still lacked 50 votes as June ended. Complex and contentious issues were involved, as they are with policies on tax reform, deregulation and infrastructure spending. Commentators increasingly cautioned that this and other political controversies would impede and at least delay any meaningful reflationary boost from policy.
However, investors seemed to take comfort from signs, emerging even before the election, of budding reflation in key economic areas, which would continue to grow in 2017.
In the euro zone, unemployment edged down to 9.3%, still high but the lowest in eight years. The region’s composite purchasing managers’ index reached and held at a six-year high. Gross domestic product (“GDP”) grew 1.9% year over year in the first quarter of 2017, within striking distance of the UK (2.0%) and U.S. (2.1%). The Economic Sentiment Indicator for June came in at the best level in nearly 10 years and by then European Central Bank President Draghi was hinting that monetary tightening was on the horizon.
China had been a grave concern early in 2016, due to declining growth, policy missteps and ballooning debt. But over the next 12 months, matters stabilized. While too much debt and sharply rising home prices were still problems, GDP growth was targeted at 6.5% year-over-year. Actual growth in the first quarter of 2017 was 6.9%. Very much in the reflation theme, producer prices, after 54 consecutive months of annual declines, turned and stayed positive from September 2016.
In the U.S., the labor market continued to tighten. The June employment report, although disappointing in the number of new jobs created (138,000), showed the unemployment rate falling to 4.3%. Corporate earnings were improving (see below). It was no surprise when the FOMC added a further 25bp (0.25%) in March and another in June to the federal funds rate.
To be sure there remained areas of sluggishness, like core consumer price inflation and wage growth, but each piece of negative news, whether economic or political, seemed to excite a buy-the-dip mentality and June ended with the Index barely below its best level.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) rose 2.27% in the half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index gained 1.87%, a little better than the coupon as the yield curve mostly fell. Indices of riskier classes outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 3.80%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 4.92%.
U.S. equities, represented by the S&P 500® Index including dividends, climbed 9.34% in the six months through June. The earnings per share of its constituent companies topped 13% growth year-over-year in the first quarter of 2017, the best since 2011. The technology sector was the leader, up 17.23%, although it fell more than 4% in the last three weeks on valuation concerns. Energy was the weakest sector, down 12.61%, with oil prices down nearly 14% over the period.
In currencies, the dollar fell 7.84% against the euro, 4.89% against the pound and 4.27% against the yen. While the U.S. was far ahead of the other regions in terms of monetary tightening, the beginning of the period was near the peak of the euphoria surrounding the reflation trade that had driven the dollar higher.
In international markets, the MSCI Japan® Index gained 5.89% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index added 9.23%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. The MSCI UK® Index rose 4.64%. More than 2% was lost in June, after an election called to give the ruling party a dominant majority and facilitate Brexit negotiations, resulted in a hung parliament.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*
Voya Index Plus LargeCap Portfolio
Class I	$1,000.00	$1,098.70	0.45%	$2.34	$1,000.00	$1,022.56	0.45%	$2.26
Class S	1,000.00	1,097.10	0.70	3.64	1,000.00	1,021.32	0.70	3.51
Voya Index Plus MidCap Portfolio
Class I	$1,000.00	$1,055.00	0.50%	$2.55	$1,000.00	$1,022.32	0.50%	$2.51
Class S	1,000.00	1,054.00	0.75	3.82	1,000.00	1,021.08	0.75	3.76
Voya Index Plus SmallCap Portfolio
Class I	$1,000.00	$1,022.00	0.51%	$2.56	$1,000.00	$1,022.27	0.51%	$2.56
Class S	1,000.00	1,020.60	0.76	3.81	1,000.00	1,021.03	0.76	3.81

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at fair value+*	$806,616,811	$640,820,177	$296,395,255
Short-term investments at fair value***	18,915,793	14,919,401	25,015,931
Total investments at fair value	$825,532,604	$655,739,578	$321,411,186
Cash	509	370	—
Cash collateral for futures	306,705	156,480	126,600
Receivables:
Fund shares sold	179,094	216,290	340,987
Dividends	668,751	744,612	213,463
Prepaid expenses	3,921	2,833	1,550
Other assets	79,753	53,870	27,358
Total assets	826,771,337	656,914,033	322,121,144
LIABILITIES:
Payable for fund shares redeemed	229,104	456,683	46,911
Payable upon receipt of securities loaned	6,104,793	8,812,401	21,361,931
Payable for investment management fees	305,599	266,567	123,352
Payable for distribution and shareholder service fees	21,524	19,791	14,840
Payable to directors under the deferred compensation plan (Note 6)	79,753	53,870	27,358
Payable for directors fees	4,060	3,341	1,585
Other accrued expenses and liabilities	106,053	119,008	52,516
Total liabilities	6,850,886	9,731,661	21,628,493
NET ASSETS	$819,920,451	$647,182,372	$300,492,651
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$658,202,747	$530,272,433	$232,316,780
Undistributed net investment income	6,432,062	3,355,002	943,748
Accumulated net realized gain	23,994,184	39,267,979	21,659,701
Net unrealized appreciation	131,291,458	74,286,958	45,572,422
NET ASSETS	$819,920,451	$647,182,372	$300,492,651
+ Including securities loaned at value	$5,961,282	$8,595,876	$20,827,336
* Cost of investments in securities	$675,276,059	$566,475,814	$250,800,274
*** Cost of short-term investments	$18,915,793	$14,919,401	$25,015,931
Class I
Net assets	$716,167,141	$551,148,160	$228,190,136
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	27,909,846	25,838,878	9,163,189
Net asset value and redemption price per share	$25.66	$21.33	$24.90
Class S
Net assets	$103,753,310	$96,034,212	$72,302,515
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,071,563	4,566,799	2,933,132
Net asset value and redemption price per share	$25.48	$21.03	$24.65
See Accompanying Notes to Financial Statements
5

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,505,756	$5,190,319	$1,810,589
Interest	726	533	231
Securities lending income, net	58,870	112,620	59,463
Total investment income	8,565,352	5,303,472	1,870,283
EXPENSES:
Investment management fees	1,811,611	1,657,177	785,668
Distribution and shareholder service fees:
Class S	130,761	123,804	94,078
Transfer agent fees	466	338	216
Shareholder reporting expense	27,150	20,970	15,747
Professional fees	26,510	22,572	12,787
Custody and accounting expense	35,295	32,790	15,595
Director fees	12,177	10,025	4,753
Miscellaneous expense	14,076	15,381	8,214
Interest expense	60	2,110	1,177
Total expenses	2,058,106	1,885,167	938,235
Waived and reimbursed fees	(119,199)	(100,413)	(48,131)
Net expenses	1,938,907	1,784,754	890,104
Net investment income	6,626,445	3,518,718	980,179
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	24,120,108	39,885,271	21,729,648
Futures	735,283	183,798	78,375
Net realized gain	24,855,391	40,069,069	21,808,023
Net change in unrealized appreciation (depreciation) on:
Investments	44,168,884	(7,733,126)	(15,920,834)
Futures	(65,079)	53,003	38,126
Net change in unrealized appreciation (depreciation)	44,103,805	(7,680,123)	(15,882,708)
Net realized and unrealized gain	68,959,196	32,388,946	5,925,315
Increase in net assets resulting from operations	$75,585,641	$35,907,664	$6,905,494
* Foreign taxes withheld	$24,350	$—	$839
See Accompanying Notes to Financial Statements
6

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Plus LargeCap Portfolio		Voya Index Plus MidCap Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$6,626,445	$13,026,318	$3,518,718	$6,641,522
Net realized gain	24,855,391	41,448,819	40,069,069	42,374,802
Net change in unrealized appreciation (depreciation)	44,103,805	18,388,068	(7,680,123)	55,421,608
Increase in net assets resulting from operations	75,585,641	72,863,205	35,907,664	104,437,932
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(11,620,498)	(10,809,595)	(7,030,369)	(5,342,632)
Class S	(1,432,141)	(1,522,802)	(988,338)	(767,459)
Net realized gains:
Class I	(13,314,296)	—	(35,337,305)	(49,733,332)
Class S	(1,942,905)	—	(6,230,786)	(9,821,479)
Total distributions	(28,309,840)	(12,332,397)	(49,586,798)	(65,664,902)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,031,336	135,466,784	13,401,392	11,923,509
Reinvestment of distributions	28,309,840	12,332,397	49,586,798	65,664,902
	52,341,176	147,799,181	62,988,190	77,588,411
Cost of shares redeemed	(62,092,072)	(100,880,917)	(67,323,718)	(67,135,634)
Net increase (decrease) in net assets resulting from capital share transactions	(9,750,896)	46,918,264	(4,335,528)	10,452,777
Net increase (decrease) in net assets	37,524,905	107,449,072	(18,014,662)	49,225,807
NET ASSETS:
Beginning of year or period	782,395,546	674,946,474	665,197,034	615,971,227
End of year or period	$819,920,451	$782,395,546	$647,182,372	$665,197,034
Undistributed net investment income at end of year or period	$6,432,062	$12,858,256	$3,355,002	$7,854,991

See Accompanying Notes to Financial Statements
7

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$980,179	$2,530,705
Net realized gain	21,808,023	26,440,800
Net change in unrealized appreciation (depreciation)	(15,882,708)	41,456,059
Increase in net assets resulting from operations	6,905,494	70,427,564
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(2,087,308)	(1,780,955)
Class S	(473,520)	(456,101)
Net realized gains:
Class I	(19,997,489)	(5,776,000)
Class S	(6,351,708)	(2,170,037)
Total distributions	(28,910,025)	(10,183,093)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,615,114	14,297,947
Reinvestment of distributions	28,910,025	10,183,093
	38,525,139	24,481,040
Cost of shares redeemed	(42,212,369)	(33,857,766)
Net decrease in net assets resulting from capital share transactions	(3,687,230)	(9,376,726)
Net increase (decrease) in net assets	(25,691,761)	50,867,745
NET ASSETS:
Beginning of year or period	326,184,412	275,316,667
End of year or period	$300,492,651	$326,184,412
Undistributed net investment income at end of year or period	$943,748	$2,524,397

See Accompanying Notes to Financial Statements
8

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Plus LargeCap Portfolio
Class I
06-30-17	24.19	0.21•	2.17	2.38	0.42	0.49	—	0.91	—	25.66	9.87	0.48	0.45	0.45	1.68	716,167	31
12-31-16	22.32	0.42•	1.83	2.25	0.38	—	—	0.38	—	24.19	10.27	0.49	0.44	0.44	1.85	678,267	96
12-31-15	22.48	0.39•	(0.19)	0.20	0.36	—	—	0.36	—	22.32	0.84	0.49	0.44	0.44	1.74	565,257	66
12-31-14	20.05	0.33•	2.41	2.74	0.31	—	—	0.31	—	22.48	13.86	0.44	0.44	0.44	1.58	639,454	72
12-31-13	15.37	0.28•	4.72	5.00	0.32	—	—	0.32	—	20.05	32.92	0.44	0.44	0.44	1.60	601,491	80
12-31-12	13.64	0.27•	1.70	1.97	0.24	—	—	0.24	—	15.37	14.45	0.45	0.45	0.45	1.84	516,227	166
Class S
06-30-17	24.00	0.18•	2.15	2.33	0.36	0.49	—	0.85	—	25.48	9.71	0.73	0.70	0.70	1.43	103,753	31
12-31-16	22.14	0.36•	1.82	2.18	0.32	—	—	0.32	—	24.00	9.99	0.74	0.69	0.69	1.59	104,129	96
12-31-15	22.29	0.33•	(0.18)	0.15	0.30	—	—	0.30	—	22.14	0.63	0.74	0.69	0.69	1.49	109,690	66
12-31-14	19.89	0.28•	2.38	2.66	0.26	—	—	0.26	—	22.29	13.54	0.69	0.69	0.69	1.33	129,744	72
12-31-13	15.24	0.24•	4.68	4.92	0.27	—	—	0.27	—	19.89	32.67	0.69	0.69	0.69	1.35	136,884	80
12-31-12	13.53	0.23•	1.68	1.91	0.20	—	—	0.20	—	15.24	14.11	0.70	0.70	0.70	1.59	127,156	166
Voya Index Plus MidCap Portfolio
Class I
06-30-17	21.87	0.12•	1.08	1.20	0.29	1.45	—	1.74	—	21.33	5.50	0.53	0.50	0.50	1.10	551,148	39
12-31-16	20.74	0.23	3.18	3.41	0.22	2.06	—	2.28	—	21.87	18.14	0.54	0.49	0.49	1.11	561,057	99
12-31-15	24.58	0.22	(0.45)	(0.23)	0.23	3.38	—	3.61	—	20.74	(1.79)	0.54	0.49	0.49	0.94	513,583	90
12-31-14	23.62	0.21•	1.95	2.16	0.19	1.01	—	1.20	—	24.58	9.56	0.49	0.49	0.49	0.89	577,230	72
12-31-13	17.76	0.17•	5.92	6.09	0.23	—	—	0.23	—	23.62	34.56	0.49	0.49	0.49	0.81	588,001	66
12-31-12	15.22	0.21•	2.48	2.69	0.15	—	—	0.15	—	17.76	17.70	0.50	0.50	0.50	1.24	491,445	164
Class S
06-30-17	21.55	0.09•	1.07	1.16	0.23	1.45	—	1.68	—	21.03	5.40	0.78	0.75	0.75	0.84	96,034	39
12-31-16	20.46	0.19	3.12	3.31	0.16	2.06	—	2.22	—	21.55	17.83	0.79	0.74	0.74	0.86	104,140	99
12-31-15	24.29	0.15•	(0.44)	(0.29)	0.16	3.38	—	3.54	—	20.46	(2.06)	0.79	0.74	0.74	0.69	102,389	90
12-31-14	23.35	0.15•	1.93	2.08	0.13	1.01	—	1.14	—	24.29	9.30	0.74	0.74	0.74	0.63	123,119	72
12-31-13	17.56	0.12•	5.85	5.97	0.18	—	—	0.18	—	23.35	34.23	0.74	0.74	0.74	0.56	135,017	66
12-31-12	15.05	0.17•	2.44	2.61	0.10	—	—	0.10	—	17.56	17.38	0.75	0.75	0.75	0.99	117,845	164
Voya Index Plus SmallCap Portfolio
Class I
06-30-17	26.91	0.09•	0.50	0.59	0.25	2.35	—	2.60	—	24.90	2.20	0.54	0.51	0.51	0.68	228,190	33
12-31-16	21.97	0.23	5.57	5.80	0.20	0.66	—	0.86	—	26.91	27.32	0.55	0.50	0.50	0.95	243,530	60
12-31-15	22.90	0.19•	(0.92)	(0.73)	0.20	—	—	0.20	—	21.97	(3.21)	0.55	0.50	0.50	0.81	199,425	46
12-31-14	21.86	0.18•	1.00	1.18	0.14	—	—	0.14	—	22.90	5.44	0.50	0.50	0.50	0.84	226,277	40
12-31-13	15.48	0.13•	6.43	6.56	0.18	—	—	0.18	—	21.86	42.70	0.49	0.49	0.49	0.70	243,564	55
12-31-12	13.85	0.16•	1.55	1.71	0.08	—	—	0.08	—	15.48	12.38	0.51	0.51	0.51	1.06	176,644	144
See Accompanying Notes to Financial Statements
9

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Plus SmallCap Portfolio (continued)
Class S
06-30-17	26.63	0.06•	0.49	0.55	0.18	2.35	—	2.53	—	24.65	2.06	0.79	0.76	0.76	0.44	72,303	33
12-31-16	21.74	0.16•	5.53	5.69	0.14	0.66	—	0.80	—	26.63	27.01	0.80	0.75	0.75	0.70	82,654	60
12-31-15	22.66	0.13•	(0.91)	(0.78)	0.14	—	—	0.14	—	21.74	(3.47)	0.80	0.75	0.75	0.55	75,891	46
12-31-14	21.62	0.13•	1.00	1.13	0.09	—	—	0.09	—	22.66	5.24	0.75	0.75	0.75	0.59	92,574	40
12-31-13	15.32	0.08•	6.36	6.44	0.14	—	—	0.14	—	21.62	42.28	0.74	0.74	0.74	0.45	106,112	55
12-31-12	13.70	0.12•	1.54	1.66	0.04	—	—	0.04	—	15.32	12.14	0.76	0.76	0.76	0.82	87,102	144

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements
10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The three series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap”), Voya Index Plus MidCap Portfolio (“Index Plus MidCap”), and Voya Index Plus SmallCap Portfolio (“Index Plus SmallCap”), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the six months ended June 30, 2017, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
H. Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract,

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no forward foreign currency contracts entered into by any Portfolio during the period ended June 30, 2017.
Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2017, each Portfolio had purchased futures contracts on various equity indices to “equitize”
cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the six months ended June 30, 2017, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap had average notional values on futures contracts purchased of  $7,994,205, $5,574,037 and $2,770,400, respectively. Please refer to the tables following each respective Portfolio of Investments for open futures contracts at June 30, 2017.
I. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
J. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined in the Act, determined in good faith under procedures approved by the Board.

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
K. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2017, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:
	Purchases	Sales
Index Plus LargeCap	$246,723,291	$279,058,243
Index Plus MidCap	253,823,709	301,244,151
Index Plus SmallCap	104,328,998	135,474,437
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Index Plus LargeCap	0.45%
Index Plus MidCap	0.50%
Index Plus SmallCap	0.50%
Prior to May 1, 2017, the Investment Adviser was contractually obligated to waive a portion of the management fee of each Portfolio equal to 0.045% on the first $5 billion and 0.070% thereafter of each Portfolio’s average daily net assets. This waiver was not eligible for recoupment.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION FEES
Class S shares of the Portfolios have a shareholder services and distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2017, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Insurance and Annuity Company	Index Plus LargeCap	12.09%
	Index Plus MidCap	13.64
	Index Plus SmallCap	22.41
Voya Retirement Insurance and Annuity Company	Index Plus LargeCap	66.31
	Index Plus MidCap	78.83
	Index Plus SmallCap	68.11

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class I	Class S
Index Plus LargeCap	0.55%	0.80%
Index Plus MidCap	0.60%	0.85%
Index Plus SmallCap	0.60%	0.85%
The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2017, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreement is contractual through May 1, 2018 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 19, 2017, the line of credit was renewed and each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2017:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Plus MidCap	3	$12,966,869	1.91%
Index Plus SmallCap	3	8,353,667	1.68

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Plus LargeCap
Class I
6/30/2017	916,526	—	980,912	(2,021,345)	(123,907)	23,699,222	—	24,934,795	(51,584,549)	(2,950,532)
12/31/2016	5,889,758	—	492,016	(3,671,127)	2,710,647	133,785,971	—	10,809,595	(83,644,702)	60,950,864
Class S
6/30/2017	13,211	—	133,612	(413,582)	(266,759)	332,114	—	3,375,045	(10,507,523)	(6,800,364)
12/31/2016	75,718	—	69,757	(761,840)	(616,365)	1,680,813	—	1,522,802	(17,236,215)	(14,032,600)
Index Plus MidCap
Class I
6/30/2017	543,464	—	1,993,773	(2,357,166)	180,071	12,205,037	—	42,367,674	(52,691,452)	1,881,259
12/31/2016	546,959	—	2,907,918	(2,563,988)	890,889	11,248,489	—	55,075,964	(51,688,087)	14,636,366
Class S
6/30/2017	54,556	—	344,424	(664,463)	(265,483)	1,196,355	—	7,219,124	(14,632,266)	(6,216,787)
12/31/2016	33,589	—	566,253	(772,560)	(172,718)	675,020	—	10,588,938	(15,447,547)	(4,183,589)
Index Plus SmallCap
Class I
6/30/2017	332,650	—	889,082	(1,106,903)	114,829	8,884,444	—	22,084,798	(29,554,573)	1,414,669
12/31/2016	576,338	—	347,766	(952,637)	(28,533)	13,959,364	—	7,556,954	(21,835,173)	(318,855)
Class S
6/30/2017	28,170	—	277,448	(476,270)	(170,652)	730,670	—	6,825,227	(12,657,796)	(5,101,899)
12/31/2016	14,321	—	121,919	(523,717)	(387,477)	338,583	—	2,626,139	(12,022,593)	(9,057,871)
NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.
The following tables represent a summary of the Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2017:
Index Plus LargeCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Credit Suisse Securities (USA) LLC	$3,656,622	$(3,656,622)	$—
J.P. Morgan Securities LLC	174	(174)	—

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Index Plus LargeCap (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
RBC Dominion Securities Inc	955,604	(955,604)	—
Scotia Capital (USA) INC	1,348,882	(1,348,882)	—
Total	$5,961,282	$(5,961,282)	$—

(1)
Collateral with a fair value of  $6,104,793 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus MidCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,683,752	$(1,683,752)	$—
Goldman Sachs & Co.	1,215,902	(1,215,902)	—
J.P. Morgan Securities LLC	68,698	(68,698)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	10,037	(10,037)	—
Morgan Stanley & Co. LLC	3,374,107	(3,374,107)	—
Natixis Securities America LLC	142,418	(142,418)	—
Nomura Securities International, Inc.	231,248	(231,248)	—
RBC Dominion Securities Inc	354,615	(354,615)	—
UBS AG	1,515,099	(1,515,099)	—
Total	$8,595,876	$(8,595,876)	$—

(1)
Collateral with a fair value of  $8,812,401 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus SmallCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$204,110	$(204,110)	$—
CIBC World Markets INC	1,360,394	(1,360,394)	—
Citadel Clearing LLC	426,908	(426,908)	—
Citigroup Global Markets Inc.	240,601	(240,601)	—
Credit Suisse Securities (USA) LLC	556,080	(556,080)	—
Deutsche Bank Securities Inc.	94,240	(94,240)	—
Goldman Sachs & Co.	639,353	(639,353)	—
J.P. Morgan Securities LLC	2,726,297	(2,726,297)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	415,987	(415,987)	—
Morgan Stanley & Co. LLC	3,855,161	(3,855,161)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
National Financial Services LLC	3,791,583	(3,791,583)	—
Nomura Securities International, Inc.	138,445	(138,445)	—
RBC Dominion Securities Inc	2,293,610	(2,293,610)	—
SG Americas Securities, LLC	1,186,355	(1,186,355)	—
Scotia Capital (USA) INC	483,037	(483,037)	—
UBS AG	1,713,202	(1,713,202)	—
UBS Securities LLC.	696,868	(696,868)	—
Wells Fargo Securities LLC	5,105	(5,105)	—
Total	$20,827,336	$(20,827,336)	$—

(1)
Collateral with a fair value of  $21,361,931 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Plus LargeCap	$13,052,639	$15,257,201	$12,332,397	$—
Index Plus MidCap	11,451,857	38,134,941	6,052,538	59,612,364
Index Plus SmallCap	3,874,868	25,035,157	2,237,056	7,946,037

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of December 31, 2016 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Index Plus LargeCap	$12,989,845	$15,257,526	$86,326,121
Index Plus MidCap	11,355,629	38,134,136	81,169,060
Index Plus SmallCap	3,873,317	25,034,957	61,307,983
At December 31, 2016, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2017, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.The earliest tax year that remains subject to examination by these jurisdictions is 2012.
NOTE 12 — SUBSEQUENT EVENTS
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

20

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Information Technology	22.7%
Health Care	14.3%
Financials	14.2%
Consumer Discretionary	11.7%
Industrials	10.0%
Consumer Staples	9.2%
Energy	5.5%
Utilities	3.3%
Real Estate	3.1%
Materials	2.7%
Telecommunication Services	1.7%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 11.7%
15,660	@	Amazon.com, Inc.	$15,158,880	1.8
342,425		Comcast Corp. – Class A	13,327,181	1.6
87,439		Home Depot, Inc.	13,413,143	1.6
250,337		Interpublic Group of Cos., Inc.	6,158,290	0.8
72,838		McDonald’s Corp.	11,155,868	1.4
105,312		Ross Stores, Inc.	6,079,662	0.7
429,302		Other Securities(a)	30,869,322	3.8
			96,162,346	11.7
		Consumer Staples: 9.2%
124,186		Church & Dwight Co., Inc.	6,442,770	0.8
110,473		PepsiCo, Inc.	12,758,527	1.6
104,859		Philip Morris International, Inc.	12,315,689	1.5
129,288		Sysco Corp.	6,507,065	0.8
138,388		Wal-Mart Stores, Inc.	10,473,204	1.3
357,636		Other Securities	26,574,208	3.2
			75,071,463	9.2
		Energy: 5.5%
220,722		Exxon Mobil Corp.	17,818,887	2.2
116,362		Royal Dutch Shell PLC - Class A ADR	6,189,295	0.7
428,765		Other Securities	21,217,253	2.6
			45,225,435	5.5
		Financials: 14.2%
82,029		American Express Co.	6,910,123	0.8
640,348		Bank of America Corp.	15,534,842	1.9
40,372	@	Berkshire Hathaway, Inc. – Class B	6,837,806	0.8
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
119,847		Citigroup, Inc.	$8,015,367	1.0
182,076		Citizens Financial Group, Inc.	6,496,472	0.8
210,363		JPMorgan Chase & Co.	19,227,178	2.4
135,126		Lazard Ltd.	6,260,388	0.8
713,799		Other Securities	46,704,928	5.7
			115,987,104	14.2
		Health Care: 14.3%
53,734		Amgen, Inc.	9,254,607	1.1
28,054	@	Biogen, Inc.	7,612,733	0.9
47,984	@	Celgene Corp.	6,231,682	0.8
153,424		Johnson & Johnson	20,296,461	2.5
204,564		Merck & Co., Inc.	13,110,507	1.6
422,956		Pfizer, Inc.	14,207,092	1.7
70,118		UnitedHealth Group, Inc.	13,001,280	1.6
436,090		Other Securities	33,817,347	4.1
			117,531,709	14.3
		Industrials: 10.0%
43,562		Boeing Co.	8,614,386	1.1
43,419		Cummins, Inc.	7,043,430	0.9
75,344		Ingersoll-Rand PLC - Class A	6,885,688	0.8
171,095		Masco Corp.	6,537,540	0.8
30,287		Northrop Grumman Corp.	7,774,976	0.9
48,839		Stanley Black & Decker, Inc.	6,873,112	0.8
96,991		Waste Management, Inc.	7,114,290	0.9
588,570		Other Securities	30,939,467	3.8
			81,782,889	10.0
		Information Technology: 22.7%
16,919	@	Alphabet, Inc. - Class A	15,729,256	1.9
227,038		Apple, Inc.	32,698,013	4.0
185,122		Applied Materials, Inc.	7,647,390	0.9
377,616		Cisco Systems, Inc.	11,819,381	1.5
208,377		CSRA, Inc.	6,615,970	0.8
65,865	@	Facebook, Inc.	9,944,298	1.2
256,131		Intel Corp.	8,641,860	1.1
397,371		Microsoft Corp.	27,390,783	3.3
141,886		Oracle Corp.	7,114,164	0.9
76,418	@	Red Hat, Inc.	7,317,023	0.9
108,411		Texas Instruments, Inc.	8,340,058	1.0
70,429	@,L	VMware, Inc.	6,157,607	0.8
868,155		Other Securities(a)	36,329,816	4.4
			185,745,619	22.7
		Materials: 2.7%
139,145		Dow Chemical Co.	8,775,875	1.1
199,836		Other Securities	13,373,547	1.6
			22,149,422	2.7

See Accompanying Notes to Financial Statements
21

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 3.1%
168,107	Gaming and Leisure Properties, Inc.	$6,332,591	0.8
440,068	Other Securities	19,280,072	2.3
		25,612,663	3.1
	Telecommunication Services: 1.7%
339,284	AT&T, Inc.	12,801,185	1.5
31,459	Other Securities	1,404,959	0.2
		14,206,144	1.7
	Utilities: 3.3%
62,195	NextEra Energy, Inc.	8,715,385	1.1
430,574	Other Securities	18,426,632	2.2
		27,142,017	3.3
	Total Common Stock (Cost $675,276,059)	806,616,811	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 0.7%
134,848	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $134,860, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $137,545, due 07/28/17-09/09/49)	134,848	0.0
1,449,935	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,450,072, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,478,934, due 07/15/17-05/20/67)	1,449,935	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,375,417	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,375,547, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,402,925, due 07/13/17-12/01/51)	$1,375,417	0.1
164,140	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $164,154, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $167,423, due 07/15/17-01/15/37)	164,140	0.0
80,618	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $80,626, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $82,231, due 07/07/17-01/15/30)	80,618	0.0
1,449,935	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $1,450,078, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $1,478,934, due 08/15/21-09/09/49)	1,449,935	0.2

See Accompanying Notes to Financial Statements
22

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,449,900	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,450,055, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,478,894, due 01/15/19-02/15/46)	$1,449,900	0.2
		6,104,793	0.7
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
12,811,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $12,811,000)	12,811,000	1.6
	Total Short-Term Investments (Cost $18,915,793)	18,915,793	2.3
	Total Investments in Securities (Cost $694,191,852)	$825,532,604	100.7
	Liabilities in Excess of Other Assets	(5,612,153)	(0.7)
	Net Assets	$819,920,451	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $694,857,427.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$139,984,143
Gross Unrealized Depreciation	(9,308,966)
Net Unrealized Appreciation	$130,675,177

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$806,616,811	$—	$—	$806,616,811
Short-Term Investments	12,811,000	6,104,793	—	18,915,793
Total Investments, at fair value	$819,427,811	$6,104,793	$—	$825,532,604
Liabilities Table
Other Financial Instruments+
Futures	$(49,294)	$—	$—	$(49,294)
Total Liabilities	$(49,294)	$—	$—	$(49,294)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
23

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2017 (Unaudited) (continued)

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2017, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	69	09/15/17	$8,352,105	$(49,294)
			$8,352,105	$(49,294)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$49,294
Total Liability Derivatives		$49,294

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$735,283
Total	$735,283

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(65,079)
Total	$(65,079)

See Accompanying Notes to Financial Statements
24

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Information Technology	17.5%
Financials	16.5%
Industrials	14.9%
Consumer Discretionary	11.6%
Real Estate	9.8%
Health Care	8.8%
Materials	7.7%
Utilities	5.4%
Consumer Staples	3.8%
Energy	3.0%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 11.6%
99,576		Brunswick Corp.	$6,246,403	1.0
216,689		Dana, Inc.	4,838,666	0.7
35,121		Domino’s Pizza, Inc.	7,429,145	1.2
56,841		Thor Industries, Inc.	5,941,021	0.9
1,522,965		Other Securities(a)	50,620,889	7.8
			75,076,124	11.6
		Consumer Staples: 3.8%
52,022		Ingredion, Inc.	6,201,543	1.0
69,476	@	Post Holdings, Inc.	5,394,811	0.8
259,680		Other Securities	13,021,586	2.0
			24,617,940	3.8
		Energy: 3.0%
1,346,488		Other Securities(a)	19,502,364	3.0
		Financials: 16.5%
117,166		Bank of the Ozarks, Inc.	5,491,570	0.9
105,295		Chemical Financial Corp.	5,097,331	0.8
120,228		East West Bancorp, Inc.	7,042,956	1.1
133,191		First American Financial Corp.	5,952,306	0.9
264,908		First Horizon National Corp.	4,614,697	0.7
151,613	@	Janus Henderson Group PLC	5,019,907	0.8
25,953		MarketAxess Holdings, Inc.	5,219,148	0.8
270,913		Old Republic International Corp.	5,290,931	0.8
65,761		Primerica, Inc.	4,981,396	0.8
46,952		Reinsurance Group of America, Inc.	6,028,167	0.9
46,062	@	Signature Bank	6,611,279	1.0
1,205,516		Other Securities	45,614,117	7.0
			106,963,805	16.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: 8.8%
35,189	@	Abiomed, Inc.	$5,042,584	0.8
112,955		Healthsouth Corp.	5,467,022	0.9
52,372	@	Masimo Corp.	4,775,279	0.7
36,258	@	United Therapeutics Corp.	4,703,750	0.7
37,513	@	WellCare Health Plans, Inc.	6,735,834	1.0
398,380		Other Securities	30,362,202	4.7
			57,086,671	8.8
		Industrials: 14.9%
54,534		Carlisle Cos., Inc.	5,202,544	0.8
58,551		Curtiss-Wright Corp.	5,373,811	0.8
73,880		EMCOR Group, Inc.	4,830,274	0.8
35,661		Huntington Ingalls Industries, Inc.	6,638,652	1.0
292,915	@	JetBlue Airways Corp.	6,687,249	1.1
63,546		Manpowergroup, Inc.	7,094,911	1.1
48,733		Nordson Corp.	5,912,288	0.9
62,650		Regal-Beloit Corp.	5,109,108	0.8
102,289		Timken Co.	4,730,866	0.7
92,697		Toro Co.	6,422,975	1.0
815,593		Other Securities	38,349,799	5.9
			96,352,477	14.9
		Information Technology: 17.5%
208,674	@	ARRIS International PLC	5,847,045	0.9
65,413		Belden, Inc.	4,934,103	0.8
91,512		CDK Global, Inc.	5,679,235	0.9
210,044	@	Ciena Corp.	5,255,301	0.8
83,199	@	Cirrus Logic, Inc.	5,218,241	0.8
83,551	@	Commvault Systems, Inc.	4,716,454	0.7
60,961		j2 Global, Inc.	5,187,171	0.8
52,109		LogMeIn, Inc.	5,445,391	0.8
50,997	@	Tech Data Corp.	5,150,697	0.8
1,704,445		Other Securities(a)	66,055,002	10.2
			113,488,640	17.5
		Materials: 7.7%
73,380		Packaging Corp. of America	8,173,798	1.3
198,274		Steel Dynamics, Inc.	7,100,192	1.1
207,640		Valvoline, Inc.	4,925,221	0.8
717,216		Other Securities(a)	29,436,588	4.5
			49,635,799	7.7
		Real Estate: 9.8%
159,007		LaSalle Hotel Properties	4,738,409	0.7
186,270	L	Omega Healthcare Investors, Inc.	6,150,635	1.0
1,717,248		Other Securities	52,196,390	8.1
			63,085,434	9.8
		Utilities: 5.4%
69,614		Black Hills Corp.	4,696,856	0.7

See Accompanying Notes to Financial Statements
25

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
197,942	Great Plains Energy, Inc.	$5,795,742	0.9
98,368	National Fuel Gas Co.	5,492,869	0.8
144,081	UGI Corp.	6,974,961	1.1
253,386	Other Securities	12,050,495	1.9
		35,010,923	5.4
	Total Common Stock (Cost $566,475,814)	640,820,177	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 1.4%
194,656	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $194,674, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $198,549, due 07/28/17-09/09/49)	194,656	0.1
2,093,002	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $2,093,200, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,134,862, due 07/15/17-05/20/67)	2,093,002	0.3
1,985,430	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,985,618, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,025,138, due 07/13/17-12/01/51)	1,985,430	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
236,938	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $236,959, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $241,677, due 07/15/17-01/15/37)	$236,938	0.1
116,373	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $116,385, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $118,701, due 07/07/17-01/15/30)	116,373	0.0
2,093,002	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $2,093,208, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $2,134,862, due 08/15/21-09/09/49)	2,093,002	0.3
2,093,000	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $2,093,224, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,134,854, due 01/15/19-02/15/46)	2,093,000	0.3
		8,812,401	1.4

See Accompanying Notes to Financial Statements
26

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.9%
6,107,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $6,107,000)	$6,107,000	0.9
	Total Short-Term Investments (Cost $14,919,401)	14,919,401	2.3
	Total Investments in Securities (Cost $581,395,215)	$655,739,578	101.3
	Liabilities in Excess of Other Assets	(8,557,206)	(1.3)
	Net Assets	$647,182,372	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $582,490,347.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$89,556,114
Gross Unrealized Depreciation	(16,306,883)
Net Unrealized Appreciation	$73,249,231

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$640,820,177	$—	$—	$640,820,177
Short-Term Investments	6,107,000	8,812,401	—	14,919,401
Total Investments, at fair value	$646,927,177	$8,812,401	$—	$655,739,578
Liabilities Table
Other Financial Instruments+
Futures	$(57,405)	$—	$—	$(57,405)
Total Liabilities	$(57,405)	$—	$—	$(57,405)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2017, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	24	09/15/17	$4,190,640	$(57,405)
			$4,190,640	$(57,405)

See Accompanying Notes to Financial Statements
27

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2017 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$57,405
Total Liability Derivatives		$57,405

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$183,798
Total	$183,798

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$53,003
Total	$53,003

See Accompanying Notes to Financial Statements
28

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Industrials	18.5%
Financials	15.9%
Consumer Discretionary	15.4%
Information Technology	15.2%
Health Care	13.2%
Real Estate	6.5%
Materials	5.1%
Consumer Staples	3.1%
Energy	2.6%
Utilities	2.5%
Telecommunication Services	0.7%
Assets in Excess of Other Liabilities*	1.3%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 15.4%
85,172		Boyd Gaming Corp.	$2,113,117	0.7
82,280		Caleres, Inc.	2,285,738	0.8
22,749		Childrens Place Retail Stores, Inc.	2,322,673	0.8
19,875	@	Cooper-Standard Holdings, Inc.	2,004,791	0.7
42,954	@	Dave & Buster’s Entertainment, Inc.	2,856,871	0.9
64,904		La-Z-Boy, Inc.	2,109,380	0.7
22,767		Marriott Vacations Worldwide Corp.	2,680,814	0.9
54,556		MDC Holdings, Inc.	1,927,464	0.6
47,916	@	Shutterfly, Inc.	2,276,010	0.8
69,681		Wolverine World Wide, Inc.	1,951,765	0.6
1,180,226		Other Securities(a)	23,624,501	7.9
			46,153,124	15.4
		Consumer Staples: 3.1%
33,626		Universal Corp.	2,175,602	0.7
227,928		Other Securities	7,014,066	2.4
			9,189,668	3.1
		Energy: 2.6%
408,527		Other Securities(a)	7,821,435	2.6
		Financials: 15.9%
37,944		Banner Corp.	2,144,215	0.7
83,232	@,L	BofI Holding, Inc.	1,974,263	0.7
39,956		Evercore Partners, Inc.	2,816,898	1.0
68,612		Great Western Bancorp, Inc.	2,800,056	0.9
57,012		Selective Insurance Group	2,853,451	1.0
40,932		Simmons First National Corp.	2,165,303	0.7
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
132,155		Sterling Bancorp/DE	$3,072,604	1.0
1,408,518		Other Securities(a)	29,857,591	9.9
			47,684,381	15.9
		Health Care: 13.2%
38,312	@	Amedisys, Inc.	2,406,377	0.8
59,894	@	AMN Healthcare Services, Inc.	2,338,861	0.8
14,576		Chemed Corp.	2,981,229	1.0
31,973	@	LHC Group, Inc.	2,170,647	0.7
69,889	@	Merit Medical Systems, Inc.	2,666,265	0.9
56,032	@	Natus Medical, Inc.	2,089,994	0.7
49,252	@	Supernus Pharmaceuticals, Inc.	2,122,761	0.7
55,756	@	Tivity Health, Inc.	2,221,877	0.8
716,823		Other Securities(a)	20,513,743	6.8
			39,511,754	13.2
		Industrials: 18.5%
63,178		ABM Industries, Inc.	2,623,151	0.9
15,367		Allegiant Travel Co.	2,083,765	0.7
51,351		Barnes Group, Inc.	3,005,574	1.0
46,262	L	Greenbrier Cos., Inc.	2,139,618	0.7
29,569		Insperity, Inc.	2,099,399	0.7
59,504		Knight Transportation, Inc.	2,204,623	0.7
50,537	@	On Assignment, Inc.	2,736,579	0.9
58,647		Simpson Manufacturing Co., Inc.	2,563,460	0.8
53,059		Tetra Tech, Inc.	2,427,449	0.8
87,131	@	TrueBlue, Inc.	2,308,972	0.8
25,936		Universal Forest Products, Inc.	2,264,472	0.8
93,326	L	Wabash National Corp.	2,051,305	0.7
37,807		Watts Water Technologies, Inc.	2,389,402	0.8
653,819		Other Securities(a)	24,770,757	8.2
			55,668,526	18.5
		Information Technology: 15.2%
24,600	@	CACI International, Inc.	3,076,230	1.0
54,784	@	Electronics for Imaging, Inc.	2,595,666	0.9
41,937		MKS Instruments, Inc.	2,822,360	0.9
76,974	@	Sanmina Corp.	2,932,709	1.0
136,008	@	TTM Technologies, Inc.	2,361,099	0.8
804,108		Other Securities(a)	31,861,199	10.6
			45,649,263	15.2
		Materials: 5.1%
74,290	@	Boise Cascade Co.	2,258,416	0.7
478,319		Other Securities(a)	13,184,887	4.4
			15,443,303	5.1
		Real Estate: 6.5%
197,270		DiamondRock Hospitality Co.	2,160,106	0.7
35,960		EastGroup Properties, Inc.	3,013,448	1.0

See Accompanying Notes to Financial Statements
29

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate (continued)
20,463		PS Business Parks, Inc.	$2,709,097	0.9
89,208	L	Sabra Healthcare REIT, Inc.	2,149,913	0.7
437,291		Other Securities(a)	9,461,268	3.2
			19,493,832	6.5
		Telecommunication Services: 0.7%
55,361		Cogent Communications Holdings, Inc.	2,219,976	0.7
		Utilities: 2.5%
129,946		Other Securities	7,559,993	2.5
		Total Common Stock (Cost $250,800,274)	296,395,255	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
	Securities Lending Collateralcc: 7.1%
471,761	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $471,804, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $481,196, due 07/28/17-09/09/49)	471,761	0.1
5,073,625	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $5,074,105, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $5,175,097, due 07/15/17-05/20/67)	5,073,625	1.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
4,810,744	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $4,811,199, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,906,959, due 07/13/17-12/01/51)	$4,810,744	1.6
574,237	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $574,287, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $585,723, due 07/15/17-01/15/37)	574,237	0.2
282,039	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $282,068, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $287,681, due 07/07/17-01/15/30)	282,039	0.1
5,073,625	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $5,074,125, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $5,175,098, due 08/15/21-09/09/49)	5,073,625	1.7

See Accompanying Notes to Financial Statements
30

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
5,075,900	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $5,076,442, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,177,403, due 01/15/19-02/15/46)	$5,075,900	1.7
		21,361,931	7.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
3,654,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $3,654,000)	3,654,000	1.2
	Total Short-Term Investments (Cost $25,015,931)	25,015,931	8.3
	Total Investments in Securities (Cost $275,816,205)	$321,411,186	107.0
	Liabilities in Excess of Other Assets	(20,918,535)	(7.0)
	Net Assets	$300,492,651	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $276,025,333.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$57,147,791
Gross Unrealized Depreciation	(11,761,938)
Net Unrealized Appreciation	$45,385,853

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$296,395,255	$—	$—	$296,395,255
Short-Term Investments	3,654,000	21,361,931	—	25,015,931
Total Investments, at fair value	$300,049,255	$21,361,931	$—	$321,411,186
Liabilities Table
Other Financial Instruments+
Futures	$(22,559)	$—	$—	$(22,559)
Total Liabilities	$(22,559)	$—	$—	$(22,559)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
31

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2017 (Unaudited) (continued)

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2017, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	40	09/15/17	$2,828,600	$(22,559)
			$2,828,600	$(22,559)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$22,559
Total Liability Derivatives		$22,559

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$78,375
Total	$78,375

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$38,126
Total	$38,126

.
See Accompanying Notes to Financial Statements
32

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-AIP (0617-081817)

Semi-Annual Report
June 30, 2017
Classes ADV, I, R6, S, S2 and T
Voya Variable Product Funds
■
Voya Balanced Portfolio

■
Voya Global Equity Portfolio

■
Voya Government Money Market Portfolio

■
Voya Growth and Income Portfolio

■
Voya Intermediate Bond Portfolio

■
Voya Small Company Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Guiding through the Headlines
Dear Shareholder,
So far this year, investors have been rewarded for, the most part, ignoring the volatility in news headlines and focusing on market fundamentals — improving corporate earnings in a supportive global economy. On the back of strong equity returns in 2017, one of the big questions on investors’ minds is, where does the U.S. now stand in the business and economic cycle? It matters greatly for asset allocators, who have to determine the proper mix of equity and fixed income investments in client portfolios.
In our view, the U.S. is squarely in the late stages of the business cycle, with the U.S. Federal Reserve Board (“Fed”) tightening monetary policy and unemployment falling to new lows. The rest of the world is behind the U.S. with more slack to be absorbed, but central banks are starting to talk about adjusting monetary policy to match underlying economic strength. We believe this is not necessarily bad for equities, especially when monetary policy is being renormalized from an extremely accommodative stance.
Monetary policy has been a critical driver of bond returns this year. Unemployment currently stands at 4.3%, below the 4.7% level above which the Fed believes inflation rises. But wage growth is tame and inflation has been soft for the past few months, which we believe should help corporate profit margins and work to extend the business cycle. With a benign interest-rate tightening cycle thus far, a currently low risk of recession and good but not spectacular growth, we believe that the U.S. is in a “goldilocks” environment, at least for the near term.
Does this mean one should assume that the good times will keep rolling? Maybe. The pace of equity gains may slow as we make it through the year, but that doesn’t mean investors should be switching their allocations. The best way to keep on track to meet your goals is not with the latest business media updates but with the guidance of your investment advisor. If your long-term investment goals have changed, thoroughly discuss them with your investment advisor before making any changes to your investment strategy.
We seek to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 31, 2017
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2017

As our new fiscal year got under way, investor sentiment was still reeling from the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, forged ahead in 2017, rising in every month, to end the first half of the fiscal year up 8.25%. (The Index returned 10.66% for the six-month period ended June 30, 2017, measured in U.S. dollars.)
Markets were thrown into disarray when on November 8, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.
Having drifted sideways, the Index jumped 5.5% by the end of 2016. The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee (“FOMC”) raised the federal funds rate by 25bp (0.25%) on December 14 and projected three more similar raises in 2017.
The term “reflation trade”, meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundit’s lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.
Yet expectations for this agenda to drive the reflation trade soon faded in 2017. Item 1 would be to repeal and replace the Affordable Care Act. The second version of the bill narrowly passed the House on May 4 after the first was abandoned. The Senate’s somewhat different version still lacked 50 votes as June ended. Complex and contentious issues were involved, as they are with policies on tax reform, deregulation and infrastructure spending. Commentators increasingly cautioned that this and other political controversies would impede and at least delay any meaningful reflationary boost from policy.
However, investors seemed to take comfort from signs, emerging even before the election, of budding reflation in key economic areas, which would continue to grow in 2017.
In the euro zone, unemployment edged down to 9.3%, still high but the lowest in eight years. The region’s composite purchasing managers’ index reached and held at a six-year high. Gross domestic product (“GDP”) grew 1.9% year over year in the first quarter of 2017, within striking distance of the UK (2.0%) and U.S. (2.1%). The Economic Sentiment Indicator for June came in at the best level in nearly 10 years and by then European Central Bank President Draghi was hinting that monetary tightening was on the horizon.
China had been a grave concern early in 2016, due to declining growth, policy missteps and ballooning debt. But over the next 12 months, matters stabilized. While too much debt and sharply rising home prices were still problems, GDP growth was targeted at 6.5% year-over-year. Actual growth in the first quarter of 2017 was 6.9%. Very much in the reflation theme, producer prices, after 54 consecutive months of annual declines, turned and stayed positive from September 2016.
In the U.S., the labor market continued to tighten. The June employment report, although disappointing in the number of new jobs created (138,000), showed the unemployment rate falling to 4.3%. Corporate earnings were improving (see below). It was no surprise when the FOMC added a further 25bp (0.25%) in March and another in June to the federal funds rate.
To be sure there remained areas of sluggishness, like core consumer price inflation and wage growth, but each piece of negative news, whether economic or political, seemed to excite a buy-the-dip mentality and June ended with the Index barely below its best level.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) rose 2.27% in the half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index gained 1.87%, a little better than the coupon as the yield curve mostly fell. Indices of riskier classes outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 3.80%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 4.92%.
U.S. equities, represented by the S&P 500® Index including dividends, climbed 9.34% in the six months through June. The earnings per share of its constituent companies topped 13% growth year-over-year in the first quarter of 2017, the best since 2011. The technology sector was the leader, up 17.23%, although it fell more than 4% in the last three weeks on valuation concerns. Energy was the weakest sector, down 12.61%, with oil prices down nearly 14% over the period.
In currencies, the dollar fell 7.84% against the euro, 4.89% against the pound and 4.27% against the yen. While the U.S. was far ahead of the other regions in terms of monetary tightening, the beginning of the period was near the peak of the euphoria surrounding the reflation trade that had driven the dollar higher.
In international markets, the MSCI Japan® Index gained 5.89% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index added 9.23%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. The MSCI UK® Index rose 4.64%. More than 2% was lost in June, after an election called to give the ruling party a dominant majority and facilitate Brexit negotiations, resulted in a hung parliament.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*
Voya Balanced Portfolio
Class I	$1,000.00	$1,074.40	0.64%	$3.29	$1,000.00	$1,021.62	0.64%	$3.21
Class S	1,000.00	1,072.70	0.89	4.57	1,000.00	1,020.38	0.89	4.46
Voya Global Equity Portfolio
Class ADV	$1,000.00	$1,126.00	1.10%	$5.80	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	1,128.40	0.60	3.17	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,126.70	0.85	4.48	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	1,125.90	1.00	5.27	1,000.00	1,019.84	1.00	5.01
Class T	1,000.00	1,124.00	1.20	6.32	1,000.00	1,018.84	1.20	6.01
Voya Government Money Market Portfolio
Class I	$1,000.00	$1,002.10	0.34%	$1.69	$1,000.00	$1,023.11	0.34%	$1.71
Class S	1,000.00	1,001.30	0.49	2.43	1,000.00	1,022.36	0.49	2.46
4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$1,103.40	1.03%	$5.37	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	1,106.00	0.58	3.03	1,000.00	1,021.92	0.58	2.91
Class S	1,000.00	1,104.80	0.83	4.33	1,000.00	1,020.68	0.83	4.16
Class S2	1,000.00	1,103.90	0.98	5.11	1,000.00	1,019.93	0.98	4.91
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,030.80	1.00%	$5.04	$1,000.00	$1,019.84	1.00%	$5.01
Class I	1,000.00	1,033.20	0.50	2.52	1,000.00	1,022.32	0.50	2.51
Class S	1,000.00	1,032.10	0.75	3.78	1,000.00	1,021.08	0.75	3.76
Class S2	1,000.00	1,031.40	0.90	4.53	1,000.00	1,020.33	0.90	4.51
Voya Small Company Portfolio
Class ADV	$1,000.00	$1,029.60	1.35%	$6.79	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,031.90	0.85	4.28	1,000.00	1,020.58	0.85	4.26
Class R6	1,000.00	1,031.90	0.85	4.28	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	1,030.80	1.10	5.54	1,000.00	1,019.34	1.10	5.51

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio
ASSETS:
Investments in securities at fair value+*	$383,329,280	$667,423,117	$—
Investments in affiliates at fair value**	30,130,467	—	—
Short-term investments at fair value***	27,211,497	38,465,303	—
Total investments at fair value	$440,671,244	$705,888,420	$—
Short-term investments at amortized cost	—	—	381,856,612
Cash	5,887,944	—	3,395
Cash collateral for futures	1,902,215	1,320,825	—
Cash pledged for centrally cleared swaps (Note 2)	162,000	—	—
Foreign currencies at value****	124,241	2,430,179	—
Foreign cash collateral for futures*****	269,345	—	—
Receivables:
Investment securities sold	7,576,715	15,094,885	119,149,048
Investment securities sold on a delayed-delivery or when-issued basis	10,167,572	—	—
Fund shares sold	1,778	11,184	311,443
Dividends	460,756	1,085,107	859
Interest	610,554	—	90,898
Foreign tax reclaims	129,306	1,161,157	—
Unrealized appreciation on forward foreign currency contracts	49,974	—	—
Variation margin receivable on centrally cleared swaps	2,542	—	—
Prepaid expenses	2,049	3,445	2,324
Other assets	50,345	47,604	132,779
Total assets	468,068,580	727,042,806	501,547,358
LIABILITIES:
Payable for investment securities purchased	7,835,232	14,156,718	41,542,116
Payable for investment securities purchased on a delayed-delivery or when-issued basis	25,256,925	—	—
Payable for fund shares redeemed	324,105	1,443,511	437,177
Payable upon receipt of securities loaned	6,973,427	5,143,303	—
Unrealized depreciation on forward foreign currency contracts	25,476	—	—
Payable for investment management fees	212,190	323,246	115,953
Payable for distribution and shareholder service fees	770	130,979	5
Payable for directors/trustees fees	2,136	3,556	2,402
Payable to directors/trustees under the deferred compensation plan (Note 6)	50,345	47,604	132,779
Other accrued expenses and liabilities	109,401	246,236	69,079
Total liabilities	40,790,007	21,495,153	42,299,511
NET ASSETS	$427,278,573	$705,547,653	$459,247,847
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$384,644,245	$724,696,787	$459,399,466
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	4,091,035	8,782,350	(139,825)
Accumulated net realized gain (loss)	14,777,194	(124,328,046)	(11,794)
Net unrealized appreciation	23,766,099	96,396,562	—
NET ASSETS	$427,278,573	$705,547,653	$459,247,847
+ Including securities loaned at value	$6,466,208	$5,020,569	$—
* Cost of investments in securities	$360,338,316	$571,035,316	$—
** Cost of investments in affiliates	$29,641,363	$—	$—
*** Cost of short-term investments	$27,208,853	$38,465,303	$—
**** Cost of foreign currencies	$117,576	$2,433,313	$—
***** Cost of foreign cash collateral for futures	$269,345	$—	$—
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio
Class ADV
Net assets	n/a	$19,437,605	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	1,928,770	n/a
Net asset value and redemption price per share	n/a	$10.08	n/a
Class I
Net assets	$423,584,960	$154,401,796	$459,203,525
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	27,102,596	15,213,390	459,096,982
Net asset value and redemption price per share	$15.63	$10.15	$1.00
Class S
Net assets	$3,693,613	$489,233,833	$44,322
Shares authorized	500,000,000	300,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	237,453	48,205,779	44,312
Net asset value and redemption price per share	$15.56	$10.15	$1.00
Class S2
Net assets	n/a	$407,014	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	40,693	n/a
Net asset value and redemption price per share	n/a	$10.00	n/a
Class T
Net assets	n/a	$42,067,405	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	4,196,429	n/a
Net asset value and redemption price per share	n/a	$10.02	n/a
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$3,448,331,435	$3,918,009,298	$705,499,366
Investments in affiliates at fair value**	—	702,301,931	—
Short-term investments at fair value***	104,528,293	139,671,199	41,333,284
Total investments at fair value	$3,552,859,728	$4,759,982,428	$746,832,650
Cash	2,203	30,082,969	313
Cash collateral for futures	—	8,183,021	—
Cash pledged for centrally cleared swaps (Note 2)	—	3,961,000	—
Cash pledged as collateral for OTC derivatives (Note 2)	—	430,000	—
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	—	895,000	—
Foreign currencies at value	—	1,134	—
Foreign cash collateral for futures****	—	2,853,919	—
Receivables:
Investment securities sold	—	90,243,394	5,157,053
Investment securities sold on a delayed-delivery or when-issued basis	—	488,878,471	—
Fund shares sold	19,737	7,539,690	498,163
Dividends	5,873,790	2,778,980	574,176
Interest	—	22,026,183	—
Unrealized appreciation on forward foreign currency contracts	—	552,212	—
Prepaid expenses	16,971	20,678	2,909
Other assets	233,257	366,652	41,807
Total assets	3,559,005,686	5,418,795,731	753,107,071
LIABILITIES:
Income distribution payable	—	633	—
Payable for investment securities purchased	—	121,331,016	3,183,025
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	1,022,536,875	—
Payable for fund shares redeemed	795,769	358,332	67,236
Payable upon receipt of securities loaned	34,806,293	36,327,224	27,132,284
Unrealized depreciation on forward foreign currency contracts	—	1,126,974	—
Variation margin payable on centrally cleared swaps	—	160,529	—
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	—	72,000	—
Payable for investment management fees	1,624,407	1,743,700	507,453
Payable for distribution and shareholder service fees	522,940	705,457	27,694
Payable for directors/trustees fees	17,589	21,506	3,530
Payable to directors/trustees under the deferred compensation plan (Note 6)	233,257	366,652	41,807
Other accrued expenses and liabilities	353,751	447,900	36,879
Total liabilities	38,354,006	1,185,198,798	30,999,908
NET ASSETS	$3,520,651,680	$4,233,596,933	$722,107,163
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,604,359,543	$4,334,168,400	$582,285,587
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	26,548,791	(2,908,331)	1,510,353
Accumulated net realized gain (loss)	193,427,261	(158,779,384)	47,429,007
Net unrealized appreciation	696,316,085	61,116,248	90,882,216
NET ASSETS	$3,520,651,680	$4,233,596,933	$722,107,163
+ Including securities loaned at value	$33,993,693	$35,447,785	$26,459,449
* Cost of investments in securities	$2,752,015,350	$3,866,538,453	$614,617,150
** Cost of investments in affiliates	$—	$708,697,092	$—
*** Cost of short-term investments	$104,528,293	$139,544,147	$41,333,284
**** Cost of foreign cash collateral for futures	$—	$2,848,309	$—
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$1,066,271,278	$316,134,671	$6,193,253
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	35,632,232	24,838,906	317,821
Net asset value and redemption price per share	$29.92	$12.73	$19.49
Class I
Net assets	$1,859,486,064	$1,142,229,257	$590,110,082
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	61,190,788	88,789,504	28,908,963
Net asset value and redemption price per share	$30.39	$12.86	$20.41
Class R6
Net assets	n/a	n/a	$4,660,623
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	228,250
Net asset value and redemption price per share	n/a	n/a	$20.42
Class S
Net assets	$594,504,795	$2,752,123,926	$121,143,205
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	19,831,603	215,382,960	6,078,468
Net asset value and redemption price per share	$29.98	$12.78	$19.93
Class S2
Net assets	$389,543	$23,109,079	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$1.000	$1.000	n/a
Shares outstanding	13,129	1,815,323	n/a
Net asset value and redemption price per share	$29.67	$12.73	n/a
See Accompanying Notes to Financial Statements
9

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,318,922	$11,405,080	$13,323	$40,236,409
Interest, net of foreign taxes withheld*	1,554,175	1,941	1,760,165	78,399
Dividends from affiliated underlying funds	826,102	—	—	—
Securities lending income, net	54,628	62,779	—	90,602
Total investment income	5,753,827	11,469,800	1,773,488	40,405,410
EXPENSES:
Investment management fees	1,270,957	1,943,350	833,124	10,467,015
Distribution and shareholder service fees:
Class ADV	—	49,892	—	2,662,125
Class S	4,669	610,922	76	744,853
Class S2	—	657	—	785
Class T	—	155,959	—	—
Transfer agent fees	285	925	356	5,795
Shareholder reporting expense	16,290	40,350	16,290	111,215
Professional fees	12,696	19,614	16,205	65,882
Custody and accounting expense	90,831	77,116	29,684	178,308
Directors/trustees fees	6,407	10,667	7,204	52,769
Miscellaneous expense	12,936	23,458	16,084	89,759
Interest expense	—	275	620	2,033
Total expenses	1,415,071	2,933,185	919,643	14,380,539
Waived and reimbursed fees	(63,065)	(31,192)	(107,149)	(1,051,259)
Net expenses	1,352,006	2,901,993	812,494	13,329,280
Net investment income	4,401,821	8,567,807	960,994	27,076,130
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheld^)	17,904,174	17,030,928	22,404	208,228,695
Sale of affiliated underlying funds	5,811	—	—	—
Foreign currency related transactions	(105,299)	187,481	—	66,459
Futures	658,280	3,975,084	—	—
Swaps	103,384	—	—	—
Written options	8,202	—	—	—
Net realized gain	18,574,552	21,193,493	22,404	208,295,154
Net change in unrealized appreciation (depreciation) on:
Investments	7,382,406	54,644,987	—	115,134,209
Affiliated underlying funds	138,793	—	—	—
Foreign currency related transactions	62,933	68,156	—	—
Futures	(19,256)	551,237	—	—
Swaps	(72,564)	—	—	—
Net change in unrealized appreciation (depreciation)	7,492,312	55,264,380	—	115,134,209
Net realized and unrealized gain	26,066,864	76,457,873	22,404	323,429,363
Increase in net assets resulting from operations	$30,468,685	$85,025,680	$983,398	$350,505,493
* Foreign taxes withheld	$113,809	$1,004,317	$—	$314,973
^ Foreign taxes on sale of Indian investments	$—	$165,605	$—	$—
See Accompanying Notes to Financial Statements
10

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends	$30,310	$4,282,365
Interest	63,632,803	54
Dividends from affiliated underlying funds	15,392,149	—
Securities lending income, net	455,593	428,664
Total investment income	79,510,855	4,711,083
EXPENSES:
Investment management fees	10,634,404	2,975,584
Distribution and shareholder service fees:
Class ADV	775,408	15,748
Class S	3,485,719	161,712
Class S2	47,808	—
Transfer agent fees	3,632	547
Shareholder reporting expense	140,275	21,720
Professional fees	84,655	11,942
Custody and accounting expense	276,025	37,300
Directors/trustees fees	64,516	10,589
Miscellaneous expense	119,001	17,833
Interest expense	676	—
Total expenses	15,632,119	3,252,975
Waived and reimbursed fees	(639,585)	(102,877)
Net expenses	14,992,534	3,150,098
Net investment income	64,518,321	1,560,985
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	14,688,180	51,289,403
Sale of affiliated underlying funds	(180,993)	—
Foreign currency related transactions	(2,427,638)	—
Futures	(2,492,917)	—
Swaps	(265,215)	—
Written options	39,616	—
Net realized gain	9,361,033	51,289,403
Net change in unrealized appreciation (depreciation) on:
Investments	35,415,754	(31,501,844)
Affiliated underlying funds	22,306,119	—
Foreign currency related transactions	(330,019)	—
Futures	6,087,189	—
Swaps	(1,325,265)	—
Net change in unrealized appreciation (depreciation)	62,153,778	(31,501,844)
Net realized and unrealized gain	71,514,811	19,787,559
Increase in net assets resulting from operations	$136,033,132	$21,348,544

See Accompanying Notes to Financial Statements
11

Statements of Changes in Net Assets (Unaudited)

	Voya Balanced Portfolio		Voya Global Equity Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$4,401,821	$8,933,490	$8,567,807	$15,709,821
Net realized gain (loss)	18,574,552	5,165,253	21,193,493	(61,191,156)
Net change in unrealized appreciation	7,492,312	17,932,640	55,264,380	84,178,744
Increase in net assets resulting from operations	30,468,685	32,031,383	85,025,680	38,697,409
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(370,586)	(502,893)
Class I	(10,867,103)	(7,616,888)	(3,602,681)	(4,372,370)
Class S	(87,514)	(59,518)	(10,272,422)	(13,379,827)
Class S2	—	—	(8,101)	(7,294)
Class T	—	—	(720,568)	(1,095,449)
Total distributions	(10,954,617)	(7,676,406)	(14,974,358)	(19,357,833)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,484,602	4,145,922	3,726,669	10,178,134
Reinvestment of distributions	10,954,617	7,676,406	14,974,358	19,357,833
	14,439,219	11,822,328	18,701,027	29,535,967
Cost of shares redeemed	(27,789,153)	(58,032,822)	(81,031,503)	(153,481,413)
Net decrease in net assets resulting from capital share transactions	(13,349,934)	(46,210,494)	(62,330,476)	(123,945,446)
Net increase (decrease) in net assets	6,164,134	(21,855,517)	7,720,846	(104,605,870)
NET ASSETS:
Beginning of year or period	421,114,439	442,969,956	697,826,807	802,432,677
End of year or period	$427,278,573	$421,114,439	$705,547,653	$697,826,807
Undistributed net investment income at end of year or period	$4,091,035	$10,643,831	$8,782,350	$15,188,901

See Accompanying Notes to Financial Statements
12

Statements of Changes in Net Assets (Unaudited)

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$960,994	$435,259	$27,076,130	$59,954,584
Net realized gain	22,404	396,232	208,295,154	276,978,847
Net change in unrealized appreciation (depreciation)	—	—	115,134,209	(23,030,191)
Increase in net assets resulting from operations	983,398	831,491	350,505,493	313,903,240
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(15,538,862)
Class I	(960,926)	(435,258)	—	(33,639,786)
Class S	(69)	(3)	—	(10,073,694)
Class S2	—	—	—	(5,727)
Net realized gains:
Class ADV	—	—	(15,342,264)	(87,992,818)
Class I	(34,193)	(499,979)	(26,235,760)	(143,952,943)
Class S	(5)	(269)	(8,539,940)	(50,215,275)
Class S2	—	—	(5,930)	(29,465)
Total distributions	(995,193)	(935,509)	(50,123,894)	(341,448,570)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,731,246	139,247,510	20,285,395	10,580,286
Reinvestment of distributions	995,193	935,509	50,089,971	341,207,784
	26,726,439	140,183,019	70,375,366	351,788,070
Cost of shares redeemed	(72,123,964)	(176,638,756)	(301,839,013)	(552,686,429)
Net decrease in net assets resulting from capital share transactions	(45,397,525)	(36,455,737)	(231,463,647)	(200,898,359)
Net increase (decrease) in net assets	(45,409,320)	(36,559,755)	68,917,952	(228,443,689)
NET ASSETS:
Beginning of year or period	504,657,167	541,216,922	3,451,733,728	3,680,177,417
End of year or period	$459,247,847	$504,657,167	$3,520,651,680	$3,451,733,728
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$(139,825)	$(139,824)	$26,548,791	$(527,339)

See Accompanying Notes to Financial Statements
13

Statements of Changes in Net Assets (Unaudited)

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$64,518,321	$136,908,476	$1,560,985	$2,184,315
Net realized gain	9,361,033	11,351,510	51,289,403	76,641,987
Net change in unrealized appreciation (depreciation)	62,153,778	54,331,079	(31,501,844)	56,886,577
Increase in net assets resulting from operations	136,033,132	202,591,065	21,348,544	135,712,879
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(4,558,610)	(8,936,348)	—	—
Class I	(19,662,140)	(38,142,968)	(2,010,029)	(2,207,939)
Class R6	—	—	(14,076)	(13)
Class S	(44,493,341)	(90,171,714)	(160,821)	(208,636)
Class S2	(363,537)	(753,431)	—	—
Net realized gains:
Class ADV	—	—	(668,021)	(552,879)
Class I	—	—	(61,776,278)	(44,683,696)
Class R6	—	—	(432,625)	(279)
Class S	—	—	(13,395,904)	(9,976,165)
Total distributions	(69,077,628)	(138,004,461)	(78,457,754)	(57,629,607)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	80,324,356	178,176,946	78,641,342	68,917,142
Reinvestment of distributions	69,077,026	137,993,921	78,457,754	57,629,316
	149,401,382	316,170,867	157,099,096	126,546,458
Cost of shares redeemed	(381,133,847)	(749,350,826)	(69,009,996)	(117,584,204)
Net increase (decrease) in net assets resulting from capital share transactions	(231,732,465)	(433,179,959)	88,089,100	8,962,254
Net increase (decrease) in net assets	(164,776,961)	(368,593,355)	30,979,890	87,045,526
NET ASSETS:
Beginning of year or period	4,398,373,894	4,766,967,249	691,127,273	604,081,747
End of year or period	$4,233,596,933	$4,398,373,894	$722,107,163	$691,127,273
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$(2,908,331)	$1,650,976	$1,510,353	$2,134,294

See Accompanying Notes to Financial Statements
14

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-17	14.93	0.16•	0.95	1.11	0.41	—	—	0.41	—	15.63	7.44	0.67	0.64	0.64	2.08	423,585	95
12-31-16	14.10	0.30•	0.78	1.08	0.25	—	—	0.25	—	14.93	7.82	0.67	0.62	0.62	2.09	417,376	184
12-31-15	14.64	0.28•	(0.54)	(0.26)	0.28	—	—	0.28	—	14.10	(1.86)	0.67	0.62	0.62	1.90	438,912	193
12-31-14	14.01	0.31•	0.55	0.86	0.23	—	—	0.23	—	14.64	6.22	0.63	0.63	0.63	2.18	507,213	192
12-31-13	12.27	0.28•	1.74	2.02	0.28	—	—	0.28	—	14.01	16.71	0.64	0.64	0.64	2.13	538,114	210
12-31-12	11.13	0.30•	1.20	1.50	0.36	—	—	0.36	—	12.27	13.64	0.64	0.64	0.64	2.57	520,249	234
Class S
06-30-17	14.85	0.14•	0.93	1.07	0.36	—	—	0.36	—	15.56	7.27	0.92	0.89	0.89	1.83	3,694	95
12-31-16	14.01	0.26•	0.79	1.05	0.21	—	—	0.21	—	14.85	7.62	0.92	0.87	0.87	1.84	3,738	184
12-31-15	14.55	0.24•	(0.54)	(0.30)	0.24	—	—	0.24	—	14.01	(2.14)	0.92	0.87	0.87	1.65	4,058	193
12-31-14	13.92	0.28•	0.55	0.83	0.20	—	—	0.20	—	14.55	5.99	0.88	0.88	0.88	1.94	4,797	192
12-31-13	12.20	0.24•	1.73	1.97	0.25	—	—	0.25	—	13.92	16.33	0.89	0.89	0.89	1.88	5,829	210
12-31-12	11.05	0.27•	1.21	1.48	0.33	—	—	0.33	—	12.20	13.49	0.89	0.89	0.89	2.32	5,567	234
Voya Global Equity Portfolio
Class ADV
06-30-17	9.12	0.10•	1.05	1.15	0.19	—	—	0.19	—	10.08	12.60	1.10	1.10	1.10	2.15	19,438	26
12-31-16	8.85	0.16•	0.31	0.47	0.20	—	—	0.20	—	9.12	5.53	1.10	1.10	1.10	1.87	19,883	101
12-31-15	9.11	0.21•	(0.47)	(0.26)	—	—	—	—	—	8.85	(2.85)(a)	1.11	1.11	1.11	2.26	23,880	83
12-31-14	8.94	0.19	0.22	0.41	0.24	—	—	0.24	—	9.11	4.65	1.12	1.12	1.12	2.03	1,279	88
12-31-13	8.15	0.23•	0.85	1.08	0.29	—	—	0.29	—	8.94	13.46	1.27	1.28	1.28	2.70	1,312	122
12-31-12	7.38	0.25•	0.81	1.06	0.29	—	—	0.29	—	8.15	14.74	1.33	1.34	1.34	3.25	1,485	23
Class I
06-30-17	9.21	0.13•	1.05	1.18	0.24	—	—	0.24	—	10.15	12.84	0.60	0.60	0.60	2.65	154,402	26
12-31-16	8.94	0.21•	0.31	0.52	0.25	—	—	0.25	—	9.21	6.00	0.60	0.60	0.60	2.36	150,824	101
03-05-15(5) - 12-31-15	9.63	0.22•	(0.85)	(0.63)	0.06	—	—	0.06	—	8.94	(6.64)(a)	0.61	0.61	0.61	2.78	165,749	83
Class S
06-30-17	9.20	0.12•	1.04	1.16	0.21	—	—	0.21	—	10.15	12.67	0.85	0.85	0.85	2.40	489,234	26
12-31-16	8.93	0.19•	0.31	0.50	0.23	—	—	0.23	—	9.20	5.76	0.85	0.85	0.85	2.11	485,551	101
12-31-15	9.20	0.22•	(0.44)	(0.22)	0.05	—	—	0.05	—	8.93	(2.47)(a)	0.86	0.86	0.86	2.38	558,519	83
12-31-14	9.03	0.21•	0.22	0.43	0.26	—	—	0.26	—	9.20	4.87	0.87	0.87	0.87	2.28	168,482	88
12-31-13	8.23	0.25•	0.85	1.10	0.30	—	—	0.30	—	9.03	13.63	1.02	1.03	1.03	2.96	179,327	122
12-31-12	7.44	0.27•	0.83	1.10	0.31	—	—	0.31	—	8.23	15.12	1.08	1.09	1.09	3.54	180,208	23
Class S2
06-30-17	9.07	0.11•	1.03	1.14	0.21	—	—	0.21	—	10.00	12.59	1.00	1.00	1.00	2.33	407	26
12-31-16	8.80	0.18	0.30	0.48	0.21	—	—	0.21	—	9.07	5.64	1.03	1.00	1.00	1.98	278	101
03-05-15(5) - 12-31-15	9.52	0.14•	(0.80)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(a)	1.11	1.01	1.01	1.86	288	83
See Accompanying Notes to Financial Statements
15

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Equity Portfolio (continued)
Class T
06-30-17	9.07	0.10•	1.02	1.12	0.17	—	—	0.17	—	10.02	12.40	1.35	1.20	1.20	2.05	42,067	26
12-31-16	8.80	0.16•	0.30	0.46	0.19	—	—	0.19	—	9.07	5.41	1.35	1.20	1.20	1.79	41,291	101
03-05-15(5) - 12-31-15	9.52	0.17•	(0.83)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(a)	1.36	1.21	1.21	2.21	53,997	83
Voya Government Money Market Portfolio
Class I
06-30-17	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.21	0.39	0.34	0.34	0.40	459,204	—
12-31-16	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.18	0.39	0.34	0.34	0.08	504,575	—
12-31-15	1.00	(0.00)*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.01	0.38	0.22	0.22	0.00*	541,132	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.19	0.19	0.00	616,745	—
12-31-13	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.23	0.23	0.00	768,521	—
12-31-12	1.00	0.00*	0.00*	0.00*	0.00*	—	—	0.00*	—	1.00	0.03	0.34	0.34	0.34	0.03	975,469	—
Class S
06-30-17	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.13	0.64	0.49	0.49	0.22	44	—
12-31-16	1.00	—	0.00*	0.00	0.00*	0.00*	—	0.00*	—	1.00	0.10	0.64	0.38	0.38	0.00*	82	—
12-31-15	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.01	0.63	0.22	0.22	0.00	85	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.19	0.19	0.00	106	—
12-31-13	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.23	0.23	0.00	138	—
12-31-12	1.00	(0.00)*	0.00*	0.00*	—	—	—	—	—	1.00	0.00	0.59	0.36	0.36	0.01	134	—
Voya Growth and Income Portfolio
Class ADV
06-30-17	27.51	0.19•	2.65	2.84	—	0.43	—	0.43	—	29.92	10.34	1.13	1.03	1.03	1.28	1,066,271	36
12-31-16	27.81	0.40•	2.10	2.50	0.43	2.37	—	2.80	—	27.51	9.25	1.13	1.03	1.03	1.44	1,064,550	98
12-31-15	30.28	0.44•	(0.96)	(0.52)	0.47	1.48	—	1.95	—	27.81	(1.82)	1.13	1.03	1.03	1.46	1,145,072	53
12-31-14	31.36	0.49•	2.77	3.26	0.52	3.82	—	4.34	—	30.28	10.19	1.08	1.03	1.03	1.49	1,348,687	87
12-31-13	24.31	0.22•	7.09	7.31	0.26	—	—	0.26	—	31.36	30.07	1.09	1.04	1.04	0.80	1,441,995	49
12-31-12	21.39	0.29•	2.97	3.26	0.34	—	—	0.34	—	24.31	15.24	1.09	1.04	1.04	1.23	1,251,577	57
Class I
06-30-17	27.87	0.25•	2.70	2.95	—	0.43	—	0.43	—	30.39	10.60	0.63	0.58	0.58	1.73	1,859,486	36
12-31-16	28.13	0.54•	2.14	2.68	0.57	2.37	—	2.94	—	27.87	9.77	0.63	0.58	0.58	1.89	1,778,873	98
12-31-15	30.63	0.59•	(0.99)	(0.40)	0.62	1.48	—	2.10	—	28.13	(1.42)	0.63	0.58	0.58	1.91	1,872,684	53
12-31-14	31.67	0.64•	2.82	3.46	0.68	3.82	—	4.50	—	30.63	10.72	0.58	0.58	0.58	1.94	2,140,398	87
12-31-13	24.54	0.35•	7.17	7.52	0.39	—	—	0.39	—	31.67	30.66	0.59	0.59	0.59	1.25	2,182,314	49
12-31-12	21.59	0.40•	3.00	3.40	0.45	—	—	0.45	—	24.54	15.78	0.59	0.59	0.59	1.68	1,865,425	57
Class S
06-30-17	27.53	0.21•	2.67	2.88	—	0.43	—	0.43	—	29.98	10.48	0.88	0.83	0.83	1.48	594,505	36
12-31-16	27.83	0.46•	2.10	2.56	0.49	2.37	—	2.86	—	27.53	9.45	0.88	0.83	0.83	1.64	607,941	98
12-31-15	30.31	0.51•	(0.97)	(0.46)	0.54	1.48	—	2.02	—	27.83	(1.64)	0.88	0.83	0.83	1.66	662,075	53
12-31-14	31.38	0.56•	2.78	3.34	0.59	3.82	—	4.41	—	30.31	10.44	0.83	0.83	0.83	1.70	794,327	87
12-31-13	24.32	0.28•	7.10	7.38	0.32	—	—	0.32	—	31.38	30.34	0.84	0.84	0.84	1.00	865,453	49
12-31-12	21.40	0.34•	2.97	3.31	0.39	—	—	0.39	—	24.32	15.47	0.84	0.84	0.84	1.42	772,713	57
See Accompanying Notes to Financial Statements
16

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class S2
06-30-17	27.27	0.19•	2.64	2.83	—	0.43	—	0.43	—	29.67	10.39	1.03	0.98	0.98	1.34	390	36
12-31-16	27.60	0.42	2.08	2.50	0.46	2.37	—	2.83	—	27.27	9.30	1.06	0.98	0.98	1.50	370	98
12-31-15	30.11	0.47•	(0.97)	(0.50)	0.53	1.48	—	2.01	—	27.60	(1.78)	1.13	0.98	0.98	1.56	346	53
12-31-14	31.05	0.54•	2.70	3.24	0.36	3.82	—	4.18	—	30.11	10.24	1.08	0.98	0.98	1.68	314	87
12-31-13	24.08	0.22	7.04	7.26	0.29	—	—	0.29	—	31.05	30.17	1.09	0.99	0.99	0.85	1,167	49
12-31-12	21.23	0.35•	2.90	3.25	0.40	—	—	0.40	—	24.08	15.30	1.09	0.99	0.99	1.47	728	57
Voya Intermediate Bond Portfolio
Class ADV
06-30-17	12.53	0.17•	0.21	0.38	0.18	—	—	0.18	—	12.73	3.08	1.03	1.00	1.00	2.73	316,135	150
12-31-16	12.40	0.33	0.16	0.49	0.36	—	—	0.36	—	12.53	3.92	1.03	0.98	0.98	2.58	311,448	296
12-31-15	12.81	0.34•	(0.34)	0.00*	0.41	—	—	0.41	—	12.40	(0.02)	1.03	0.98	0.98	2.62	319,732	346
12-31-14	12.42	0.38•	0.39	0.77	0.38	—	—	0.38	—	12.81	6.21	0.97	0.97	0.97	2.97	191,895	428
12-31-13	12.88	0.39	(0.47)	(0.08)	0.38	—	—	0.38	—	12.42	(0.62)	0.99	0.99	0.99	3.05	37,058	389
12-31-12	12.34	0.42•	0.67	1.09	0.55	—	—	0.55	—	12.88	8.85	1.00	1.00	1.00	3.25	34,473	425
Class I
06-30-17	12.66	0.20•	0.22	0.42	0.22	—	—	0.22	—	12.86	3.32	0.53	0.50	0.50	3.23	1,142,229	150
12-31-16	12.52	0.40•	0.14	0.54	0.40	—	—	0.40	—	12.66	4.33	0.53	0.48	0.48	3.08	1,174,851	296
12-31-15	12.90	0.41•	(0.33)	0.08	0.46	—	—	0.46	—	12.52	0.60	0.53	0.48	0.48	3.14	1,248,125	346
12-31-14	12.50	0.44	0.39	0.83	0.43	—	—	0.43	—	12.90	6.67	0.47	0.47	0.47	3.46	958,412	428
12-31-13	12.96	0.45	(0.47)	(0.02)	0.44	—	—	0.44	—	12.50	(0.12)	0.49	0.49	0.49	3.57	846,916	389
12-31-12	12.40	0.49•	0.67	1.16	0.60	—	—	0.60	—	12.96	9.39	0.50	0.50	0.50	3.78	1,001,255	425
Class S
06-30-17	12.58	0.19•	0.21	0.40	0.20	—	—	0.20	—	12.78	3.21	0.78	0.75	0.75	2.98	2,752,124	150
12-31-16	12.44	0.36•	0.16	0.52	0.38	—	—	0.38	—	12.58	4.16	0.78	0.73	0.73	2.83	2,887,280	296
12-31-15	12.83	0.37•	(0.34)	0.03	0.42	—	—	0.42	—	12.44	0.26	0.78	0.73	0.73	2.90	3,169,894	346
12-31-14	12.43	0.42•	0.38	0.80	0.40	—	—	0.40	—	12.83	6.48	0.72	0.72	0.72	3.21	3,477,973	428
12-31-13	12.89	0.44	(0.49)	(0.05)	0.41	—	—	0.41	—	12.43	(0.38)	0.74	0.74	0.74	3.31	1,140,317	389
12-31-12	12.34	0.45•	0.67	1.12	0.57	—	—	0.57	—	12.89	9.08	0.75	0.75	0.75	3.52	1,221,680	425
Class S2
06-30-17	12.53	0.18•	0.21	0.39	0.19	—	—	0.19	—	12.73	3.14	0.93	0.90	0.90	2.83	23,109	150
12-31-16	12.40	0.34•	0.16	0.50	0.37	—	—	0.37	—	12.53	3.99	0.96	0.88	0.88	2.68	24,796	296
12-31-15	12.79	0.35•	(0.33)	0.02	0.41	—	—	0.41	—	12.40	0.17	1.03	0.88	0.88	2.75	29,217	346
12-31-14	12.43	0.37•	0.40	0.77	0.41	—	—	0.41	—	12.79	6.17	0.97	0.87	0.87	2.87	5,281	428
12-31-13	12.92	0.44	(0.50)	(0.06)	0.43	—	—	0.43	—	12.43	(0.44)	0.99	0.89	0.89	3.45	1,505	389
12-31-12	12.37	0.41	0.69	1.10	0.55	—	—	0.55	—	12.92	8.93	1.00	0.90	0.90	3.37	1,277	425
See Accompanying Notes to Financial Statements
17

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio
Class ADV
06-30-17	21.20	(0.00)*	0.65	0.65	—	2.36	—	2.36	—	19.49	2.96	1.38	1.35	1.35	(0.02)	6,193	36
12-31-16	18.99	(0.02)	4.13	4.11	—	1.90	—	1.90	—	21.20	23.84	1.38	1.33	1.33	(0.09)	6,463	71
12-31-15	22.49	(0.03)	(0.11)	(0.14)	—	3.36	—	3.36	—	18.99	(1.26)	1.39	1.34	1.34	(0.07)	5,615	45
12-31-14	23.94	(0.03)	1.26	1.23	—	2.68	—	2.68	—	22.49	6.00	1.34	1.34	1.34	(0.18)	5,861	30
12-31-13	19.13	(0.02)	6.64	6.62	0.01	1.80	—	1.81	—	23.94	37.04	1.34	1.34	1.34	(0.13)	7,233	36
12-31-12	17.39	0.01	2.41	2.42	—	0.68	—	0.68	—	19.13	14.01	1.35	1.35	1.35	0.06	6,213	49
Class I
06-30-17	22.12	0.05•	0.68	0.73	0.08	2.36	—	2.44	—	20.41	3.19	0.88	0.85	0.85	0.50	590,110	36
12-31-16	19.73	0.09	4.29	4.38	0.09	1.90	—	1.99	—	22.12	24.49	0.88	0.83	0.83	0.41	545,125	71
12-31-15	23.25	0.09	(0.13)	(0.04)	0.12	3.36	—	3.48	—	19.73	(0.79)	0.89	0.84	0.84	0.43	487,778	45
12-31-14	24.63	0.08	1.31	1.39	0.09	2.68	—	2.77	—	23.25	6.54	0.84	0.84	0.84	0.33	520,298	30
12-31-13	19.63	0.08•	6.84	6.92	0.12	1.80	—	1.92	—	24.63	37.76	0.84	0.84	0.84	0.38	571,880	36
12-31-12	17.82	0.10•	2.47	2.57	0.08	0.68	—	0.76	—	19.63	14.52	0.85	0.85	0.85	0.55	472,254	49
Class R6
06-30-17	22.13	0.06•	0.67	0.73	0.08	2.36	—	2.44	—	20.42	3.19	0.88	0.85	0.85	0.55	4,661	36
12-31-16	19.74	0.10•	4.28	4.38	0.09	1.90	—	1.99	—	22.13	24.49	0.88	0.83	0.83	0.50	2,694	71
11-24-15(5) - 12-31-15	20.56	0.02•	(0.84)	(0.82)	—	—	—	—	—	19.74	(3.99)	0.89	0.84	0.84	0.99	3	45
Class S
06-30-17	21.63	0.02•	0.67	0.69	0.03	2.36	—	2.39	—	19.93	3.08	1.13	1.10	1.10	0.23	121,143	36
12-31-16	19.33	0.03	4.21	4.24	0.04	1.90	—	1.94	—	21.63	24.16	1.13	1.08	1.08	0.16	136,845	71
12-31-15	22.84	0.03	(0.12)	(0.09)	0.06	3.36	—	3.42	—	19.33	(1.02)	1.14	1.09	1.09	0.18	110,685	45
12-31-14	24.24	0.02	1.28	1.30	0.02	2.68	—	2.70	—	22.84	6.26	1.09	1.09	1.09	0.08	115,635	30
12-31-13	19.35	0.03	6.72	6.75	0.06	1.80	—	1.86	—	24.24	37.37	1.09	1.09	1.09	0.12	126,746	36
12-31-12	17.57	0.05•	2.44	2.49	0.03	0.68	—	0.71	—	19.35	14.26	1.10	1.10	1.10	0.28	101,041	49

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, Global Equity’s total return would have been (2.96)%, (6.85)%, (2.69)%, (7.14)% and (7.25)% for Classes ADV, I, S, S2 and T, respectively.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global Equity Portfolio (“Global Equity”) and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors/Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and
(h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions,

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of  $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the period ended June 30, 2017, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S.

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each
Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2017, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $49,974 and $552,212, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts were they to be unwound as of June 30, 2017. At June 30, 2017, there was no collateral received from any counterparty for open OTC derivatives.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

23

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of June 30, 2017, Balanced and Intermediate Bond had a liability position of  $25,476 and $1,126,974, respectively, on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2017, these Portfolios could have been required to pay these amounts in cash to their counterparties. At June 30, 2017, Intermediate Bond had pledged $430,000 in cash collateral for open OTC derivatives. Balanced did not pledge any cash collateral for OTC derivatives as of June 30, 2017.
E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2017, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$155,708	$2,037,493
Intermediate Bond	1,696,908	40,378,803
The above Portfolios entered into forward foreign currency contracts to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2017.
Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2017, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes. Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Balanced and Global Equity entered into equity futures to “equitize” cash. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2017, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$45,067,955	$10,425,683
Global Equity	27,289,127	—
Intermediate Bond	655,002,972	443,766,224
Please refer to the tables following each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2017.

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2017, Balanced and Intermediate Bond had purchased credit default swaptions to increase exposure to credit risk. There were no open credit default swaptions at June 30, 2017.
During the period ended June 30, 2017, Balanced and Intermediate Bond had both purchased and written interest rate swaptions to gain exposure to interest rates and to generate income. There were no open purchased or written interest rate swaptions at June 30, 2017.
Please refer to Note 9 for the volume of both purchased and written option activity during the period ended June 30, 2017.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Global Equity, and Small Company declare and pay dividends annually. Growth and Income declares and pays dividends semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
H. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short,

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2017.
K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available.
In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2017, Intermediate Bond had received $72,000 in cash collateral and had pledged $895,000, respectively, to certain counterparties for open when-issued or delayed-delivery transactions.

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2017, Balanced had sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced used CDX swaps to gain additional exposure with various sectors of the credit market. There were no open credit default swaps to sell protection at June 30, 2017.
For the period ended June 30, 2017, Intermediate Bond had bought credit protection on CDX swaps. Intermediate Bond used CDX swaps to hedge the credit risk associated with various sectors within the credit market. Please refer to the tables following the Portfolio of Investments for open credit default swaps to buy protection at June 30, 2017.
For the period ended June 30, 2017, Balanced had an average notional amount of  $2,400,000 on credit default swaps to sell protection. For the period ended June 30, 2017, Intermediate Bond had an average notional amount of  $125,000,000 on credit default swaps to buy protection.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2017, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Long interest rate swaps were $10,571,333 and $783,579,667, respectively.
For the period ended June 30, 2017, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on Short interest rate swaps were $22,641,000 and $1,151,781,333, respectively.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following each respective Portfolio of Investments for Balanced and Intermediate Bond for open interest rate swaps at June 30, 2017.
At June 30, 2017, Balanced and Intermediate Bond had pledged $162,000 and $3,961,000, respectively, in cash collateral for open centrally cleared interest rate swaps.
P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2017, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$165,832,007	$192,642,127
Global Equity	172,614,545	244,282,858
Growth and Income	1,239,741,152	1,531,926,920
Intermediate Bond	905,309,909	1,209,486,230
Small Company	262,685,606	248,027,715
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$223,082,430	$206,013,178
Intermediate Bond	5,907,650,414	5,530,809,567
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced(1)	0.60%
Global Equity	0.56% on the first $500 million; 0.53% on the next $500 million; 0.51% thereafter
Government Money Market(2)	0.35%
Growth and Income(2)	0.600% on the first $5 billion; 0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond(1)	0.50% on first $4 billion; 0.48% on next $3 billion; 0.46% thereafter
Small Company(1)	0.85%

(1)
Prior to May 1, 2017, the Investment Adviser was contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver was not eligible for recoupment.

(2)
The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV, Class S, Class S2 and Class T shares of the respective Portfolios are subject to a shareholder services and distribution plan or a distribution plan (each a “Plan”

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. For Government Money Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares, so that the actual fee paid by Class S shares of Government Money Market is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class T shares of Global Equity, the Distributor is paid an annual distribution fee at the rate of 0.50% of Global Equity’s average daily net assets attributable to Class T shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.15% of the average daily net assets attributable to the distribution fee paid by Class T shares of Global Equity, so that the actual fee paid by Class T shares of Global Equity is an annual rate of 0.35%. Termination or modification of this obligation requires approval by the Board.
Class T shares of Global Equity are subject to a shareholder servicing plan (“Service Plan”). The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class T and their shareholders including Variable Contract owners or Qualified Plan participants with interests in Global Equity. Under the Service Plan, the Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class T shares.
The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. For the period ended June 30, 2017, there were no waivers for the Portfolio to maintain a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.
As of June 30, 2017, amounts of waived fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2018	2019	2020	Total
Government Money Market	$843,906	$302,589	$—	$1,146,495
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2017, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment company owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	7.77%
	Intermediate Bond	8.59
	Small Company	7.47
Voya Insurance and Annuity Company	Global Equity	68.43
	Growth and Income	43.71
	Intermediate Bond	61.17
	Small Company	14.33

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Retirement Insurance and Annuity Company	Balanced	88.10
	Global Equity	20.48
	Government Money Market	89.79
	Growth and Income	50.10
	Intermediate Bond	25.54
	Small Company	50.06
Voya Solution Moderately Aggressive Portfolio	Small Company	5.65
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment
Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Balanced(1)	N/A	0.69%	N/A	0.94%	N/A	N/A
Global Equity(2)	1.34%	0.84%	N/A	1.09%	1.24%	1.44%
Growth and Income	1.30%	0.70%	N/A	0.95%	1.10%	N/A
Intermediate Bond(3)	1.03%	0.53%	N/A	0.78%	0.93%	N/A
Small Company(4)	1.43%	0.93%	0.93%	1.18%	N/A	N/A

(1)
Expense limit was implemented on May 1, 2017.

(2)
Pursuant to a side letter agreement, through May 1, 2018, the Investment Adviser has further lowered the expense limits for Global Equity to 1.11%, 0.61%, 0.86%, 1.01% and 1.21% for Class ADV, Class I, Class S, Class S2 and Class T, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(3)
Prior to May 1, 2017, the expense limits for Intermediate Bond were 1.05%, 0.55%, 0.80% and 0.95% for Classes ADV, I, S and S2, respectively.

(4)
Prior to May 1, 2017, the expense limits for Small Company were 1.45%, 0.95%, 0.95% and 1.20% for Classes ADV, I, R6 and S, respectively.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2017, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreements are contractual through May 1, 2018 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 19, 2017, the line of credit was renewed and each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2017:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global Equity	3	$1,754,333	1.91%
Intermediate Bond	10	1,227,900	2.01
NOTE 9 — PURCHASED AND WRITTEN OPTIONS
Transactions in purchased credit default swaptions for Balanced during the period ended June 30, 2017 were as follows:
	USD Notional	Cost
Balance at 12/31/2016	—	$—
Options Purchased	9,500,000	6,650
Options Expired	(9,500,000)	(6,650)
Balance at 06/30/2017	—	$—

Transactions in purchased interest rate swaptions for Balanced during the period ended June 30, 2017 were as follows:
	USD Notional	Cost
Balance at 12/31/2016	—	$—
Options Purchased	3,580,000	6,129
Options Expired	(3,580,000)	(6,129)
Balance at 06/30/2017	—	$—

Transactions in written interest rate swaptions for Balanced during the period ended June 30, 2017 were as follows:
	USD Notional	Premiums Received
Balance at 12/31/2016	—	$—
Options Written	3,580,000	6,229
Options Terminated in Closing Purchase Transactions	(920,000)	(5,676)
Options Expired	(2,660,000)	(553)
Balance at 06/30/2017	—	$—

Transactions in purchased credit default swaptions for Intermediate Bond during the period ended June 30, 2017 were as follows:
	USD Notional	Cost
Balance at 12/31/2016	—	$—
Options Purchased	426,500,000	298,550
Options Expired	(426,500,000)	(298,550)
Balance at 06/30/2017	—	$—

Transactions in purchased interest rate swaptions for Intermediate Bond during the period ended June 30, 2017 were as follows:
	USD Notional	Cost
Balance at 12/31/2016	—	$—
Options Purchased	190,470,000	34,334
Options Expired	(190,470,000)	(34,334)
Balance at 06/30/2017	—	$—

Transactions in written interest rate swaptions for Intermediate Bond during the period ended June 30, 2017 were as follows:
	USD Notional	Premiums Received
Balance at 12/31/2016	—	$—
Options Purchased	190,470,000	39,616
Options Expired	(190,470,000)	(39,616)
Balance at 06/30/2017	—	$—

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2017	224,320	—	703,828	(1,773,547)	(845,399)	3,469,586	—	10,867,103	(27,464,806)	(13,128,117)
12/31/2016	286,591	—	545,232	(4,020,427)	(3,188,604)	4,102,169	—	7,616,888	(57,388,840)	(45,669,783)
32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced (continued)
Class S
6/30/2017	971	—	5,694	(21,029)	(14,364)	15,016	—	87,514	(324,347)	(221,817)
12/31/2016	3,164	—	4,279	(45,300)	(37,857)	43,753	—	59,518	(643,982)	(540,711)
Global Equity
Class ADV
6/30/2017	13,227	—	37,245	(301,627)	(251,155)	127,724	—	370,586	(2,954,912)	(2,456,602)
12/31/2016	31,215	—	59,303	(607,916)	(517,398)	275,302	—	502,893	(5,296,385)	(4,518,190)
Class I
6/30/2017	124,218	—	359,549	(1,648,733)	(1,164,966)	1,224,214	—	3,602,681	(16,437,584)	(11,610,689)
12/31/2016	315,852	—	512,587	(2,997,376)	(2,168,937)	2,799,817	—	4,372,370	(26,392,658)	(19,220,471)
Class S
6/30/2017	100,789	—	1,025,192	(5,716,861)	(4,590,880)	1,004,007	—	10,272,422	(56,207,169)	(44,930,740)
12/31/2016	223,897	—	1,566,724	(11,562,136)	(9,771,515)	1,959,903	—	13,379,827	(101,783,442)	(86,443,712)
Class S2
6/30/2017	10,549	—	820	(1,363)	10,006	104,353	—	8,101	(13,234)	99,220
12/31/2016	4,795	—	865	(7,731)	(2,071)	41,574	—	7,294	(68,918)	(20,050)
Class T
6/30/2017	131,369	—	72,784	(562,104)	(357,951)	1,266,371	—	720,568	(5,418,604)	(3,431,665)
12/31/2016	594,364	—	129,793	(2,307,010)	(1,582,853)	5,101,538	—	1,095,449	(19,940,010)	(13,743,023)
Government Money Market
Class I
6/30/2017	25,728,469	—	995,117	(72,083,014)	(45,359,428)	25,728,467	—	995,119	(72,083,014)	(45,359,428)
12/31/2016	138,262,357	—	935,238	(175,651,072)	(36,453,477)	138,262,357	—	935,238	(175,651,072)	(36,453,477)
Class S
6/30/2017	2,779	—	74	(40,950)	(38,097)	2,779	—	74	(40,950)	(38,097)
12/31/2016	985,152	—	272	(987,684)	(2,260)	985,153	—	271	(987,684)	(2,260)
Growth and Income
Class ADV
6/30/2017	447,645	—	520,430	(4,030,852)	(3,062,777)	13,085,049	—	15,342,265	(117,352,307)	(88,924,993)
12/31/2016	145,340	—	3,776,003	(6,406,343)	(2,485,000)	4,095,762	—	103,531,680	(179,207,392)	(71,579,950)
Class I
6/30/2017	184,889	—	875,730	(3,697,803)	(2,637,184)	5,547,961	—	26,201,836	(109,423,571)	(77,673,774)
12/31/2016	131,389	—	6,380,927	(9,248,696)	(2,736,380)	3,639,575	—	177,351,943	(261,073,382)	(80,081,864)
Class S
6/30/2017	55,940	—	289,293	(2,594,438)	(2,249,205)	1,632,576	—	8,539,940	(75,023,285)	(64,850,769)
12/31/2016	100,601	—	2,196,506	(4,010,085)	(1,712,978)	2,816,141	—	60,288,969	(112,370,107)	(49,264,997)
Class S2
6/30/2017	692	—	203	(1,347)	(452)	19,809	—	5,930	(39,850)	(14,111)
12/31/2016	1,054	—	1,293	(1,301)	1,046	28,808	—	35,192	(35,548)	28,452
Intermediate Bond
Class ADV
6/30/2017	1,077,119	—	360,547	(1,455,038)	(17,372)	13,596,762	—	4,558,829	(18,360,397)	(204,806)
12/31/2016	1,532,861	—	699,426	(3,152,561)	(920,274)	19,734,492	—	8,936,129	(40,256,358)	(11,585,737)
Class I
6/30/2017	2,922,994	—	1,538,547	(8,435,884)	(3,974,343)	37,324,323	—	19,659,120	(107,651,606)	(50,668,163)
12/31/2016	3,268,901	—	2,949,442	(13,175,262)	(6,956,919)	42,304,595	—	38,134,846	(169,970,055)	(89,530,614)
Class S
6/30/2017	2,165,771	—	3,505,497	(19,811,813)	(14,140,545)	27,383,565	—	44,495,522	(250,673,902)	(178,794,815)
12/31/2016	8,765,935	—	7,023,181	(41,031,537)	(25,242,421)	110,867,415	—	90,169,539	(528,312,300)	(327,275,346)
Class S2
6/30/2017	160,385	—	28,752	(352,339)	(163,202)	2,019,706	—	363,555	(4,447,942)	(2,064,681)
12/31/2016	410,608	—	58,920	(846,688)	(377,160)	5,270,444	—	753,407	(10,812,113)	(4,788,262)
33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Small Company
Class ADV
6/30/2017	44,461	—	33,996	(65,493)	12,964	947,138	—	668,021	(1,407,428)	207,731
12/31/2016	55,117	—	31,848	(77,808)	9,157	1,058,284	—	552,879	(1,440,693)	170,470
Class I
6/30/2017	2,991,549	—	3,100,939	(1,825,923)	4,266,565	67,779,772	—	63,786,307	(39,777,217)	91,788,862
12/31/2016	1,980,320	—	2,597,874	(4,653,668)	(75,474)	39,835,416	—	46,891,635	(92,286,094)	(5,559,043)
Class R6
6/30/2017	118,556	—	21,706	(33,767)	106,495	2,630,392	—	446,701	(743,809)	2,333,284
12/31/2016	135,577	—	—	(13,969)	121,608	2,801,884	—	—	(289,726)	2,512,158
Class S
6/30/2017	334,172	—	674,800	(1,256,235)	(247,263)	7,284,040	—	13,556,725	(27,081,542)	(6,240,777)
12/31/2016	1,259,380	—	576,063	(1,234,819)	600,624	25,221,558	—	10,184,802	(23,567,691)	11,838,669
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2017:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$79,444	$(79,444)	$—
Barclays Capital Inc.	105,986	(105,986)	—
Citigroup Global Markets Inc.	314,118	(314,118)	—
Goldman Sachs & Co.	20,801	(20,801)	—
J.P. Morgan Securities LLC	191,268	(191,268)	—
Jefferies LLC	547	(547)	—
Morgan Stanley & Co. LLC	130,380	(130,380)	—
Nomura Securities International, Inc.	57,840	(57,840)	—
Scotia Capital (USA) INC	39,736	(39,736)	—
CIBC World Markets INC	213,414	(213,414)	—
Goldman Sachs & Co.	12,299	(12,299)	—
J.P. Morgan Securities LLC	112,135	(112,135)	—
Morgan Stanley & Co. LLC	227,144	(227,144)	—
Natixis Securities America LLC	1,246	(1,246)	—
Nomura Securities International, Inc.	27,357	(27,357)	—
RBC Dominion Securities Inc	363,931	(363,931)	—
UBS AG	27,910	(27,910)	—
CIBC World Markets INC	1,141,582	(1,141,582)	—
Industrial And Commercial Bank Of China	38,180	(38,180)	—
Citigroup Global Markets Inc.	8,501	(8,501)	—
JP Morgan Securities, Plc.	194,504	(194,504)	—

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Balanced (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	26,852	(26,852)	—
UBS AG	38,070	(38,070)	—
BMO Capital Markets Corp	118,301	(118,301)	—
CIBC World Markets INC	556,826	(556,826)	—
Credit Suisse Securities (USA) LLC	43,090	(43,090)	—
Industrial And Commercial Bank Of China	24,381	(24,381)	—
J.P. Morgan Securities LLC	612,571	(612,571)	—
CIBC World Markets INC	564,178	(564,178)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	977,879	(977,879)	—
Wells Fargo Securities LLC	195,737	(195,737)	—
Total	$6,466,208	$(6,466,208)	$—

(1)
Collateral with a fair value of  $6,973,427 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Global Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co.	$5,020,569	$(5,020,569)	$—
Total	$5,020,569	$(5,020,569)	$—

(1)
Collateral with a fair value of  $5,143,303 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
CIBC World Markets INC	$5,602,456	$(5,602,456)	$—
Citigroup Global Markets Inc.	9,771,017	(9,771,017)	—
Credit Suisse Securities (USA) LLC	2,018,329	(2,018,329)	—
Deutsche Bank Securities Inc.	279,811	(279,811)	—
HSBC Bank PLC	575,919	(575,919)	—
J.P. Morgan Securities LLC	1,479,816	(1,479,816)	—
RBC Dominion Securities Inc	664,950	(664,950)	—
UBS Securities LLC.	13,141,612	(13,141,612)	—
Wells Fargo Securities LLC	459,783	(459,783)	—
Total	$33,993,693	$(33,993,693)	$—

(1)
Collateral with a fair value of  $34,806,293 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$998,909	$(998,909)	$—
Barclays Bank PLC	192,074	(192,074)	—
Barclays Capital Inc.	6,437,442	(6,437,442)	—
Citigroup Global Markets Inc.	2,996,597	(2,996,597)	—
Credit Suisse Securities (USA) LLC	330,861	(330,861)	—
Industrial And Commercial Bank Of China	1,254,183	(1,254,183)	—
J.P. Morgan Securities LLC	2,970,673	(2,970,673)	—
Morgan Stanley & Co. LLC	6,843,387	(6,843,387)	—
Nomura Securities International, Inc.	9,363,324	(9,363,324)	—
RBC Capital Markets, LLC	216,657	(216,657)	—
Scotia Capital (USA) INC	2,405,521	(2,405,521)	—
UBS Securities LLC.	1,438,157	(1,438,157)	—
Total	$35,447,785	$(35,447,785)	$—

(1)
Collateral with a fair value of  $36,327,224 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$259,342	$(259,342)	$—
BNP Paribas Prime Brokerage, Inc.	103,532	(103,532)	—
Barclays Capital Inc.	1,070	(1,070)	—
Citigroup Global Markets Inc.	62,424	(62,424)	—
Credit Suisse Securities (USA) LLC	760,094	(760,094)	—
Deutsche Bank Securities Inc.	73,284	(73,284)	—
Goldman Sachs & Co.	3,583,267	(3,583,267)	—
J.P. Morgan Securities LLC	3,992,228	(3,992,228)	—
Janney Montgomery Scott LLC	39,816	(39,816)	—
Jefferies LLC	1,561	(1,561)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	927,316	(927,316)	—
Morgan Stanley & Co. LLC	10,612,621	(10,612,621)	—
National Financial Services LLC	275,017	(275,017)	—
Natixis Securities America LLC	34,845	(34,845)	—
RBC Dominion Securities Inc	2,902,781	(2,902,781)	—
SG Americas Securities, LLC	15,055	(15,055)	—
UBS AG	119,283	(119,283)	—
UBS Securities LLC	961,037	(961,037)	—
WELLS FARGO BANK NA	918	(918)	—
Wells Fargo Securities LLC	1,733,958	(1,733,958)	—
Total	$26,459,449	$(26,459,449)	$—

(1)
Collateral with a fair value of  $27,132,284 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Balanced	$10,954,617	$—	$7,676,406	$—
Global Equity	14,974,358	—	19,357,833	—
Government Money Market	995,193	—	932,960	2,549
Growth and Income	—	50,123,894	59,258,069	282,190,501
Intermediate Bond	69,077,628	—	138,004,461	—
Small Company	9,973,018	68,484,736	2,562,015	55,067,592
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2016 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Balanced	$10,906,833	$—	$13,409,464	$(1,065,572)	Short-term	2017
Global Equity	15,226,891	—	40,296,705	(16,197,601)	Short-term	2017
				(6,695,973)	Short-term	2018
				(99,752,186)	Short-term	None
				(22,040,302)	Long-term	None
				$(144,686,062)*
Government Money Market	3,218	—	—	—	—	—
Growth and Income	—	49,826,554	566,611,323	—	—	—
Intermediate Bond	1,984,873	—	(1,373,661)	(152,830,543)	Short-term	2017
				(15,005,778)	Long-term	None
				$(167,836,321)*
Small Company	9,976,900	68,538,273	118,986,610	(520,509)*	Short-term	2017

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2017, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year remains subject to examination by these jurisdictions is 2012.
36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2017, the following Portfolios declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Government Money Market
Class I	$0.0006	August 1, 2017	Daily
Class S	$0.0005	August 1, 2017	Daily
Intermediate Bond
Class ADV	$0.0300	August 1, 2017	Daily
Class I	$0.0358	August 1, 2017	Daily
	Per Share Amount	Payable Date	Record Date
Class S	$0.0328	August 1, 2017	Daily
Class S2	$0.0311	August 1, 2017	Daily
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

37

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited)

Investment Type Allocation as of June 30, 2017 (as a percentage of net assets)

Common Stock	51.3%
Exchange-Traded Funds	11.4%
Mutual Funds	8.5%
Corporate Bonds/Notes	7.2%
U.S. Treasury Obligations	5.7%
U.S. Government Agency Obligations	5.2%
Asset-Backed Securities	2.8%
Collateralized Mortgage Obligations	2.5%
Commercial Mortgage-Backed Securities	1.1%
Foreign Government Bonds	0.8%
Preferred Stock	0.2%
Assets in Excess of Other Liabilities*	3.3%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 51.3%
		Consumer Discretionary: 6.2%
2,070	@	Amazon.com, Inc.	$2,003,760	0.5
21,997		CBS Corp. - Class B	1,402,969	0.3
45,958		Coach, Inc.	2,175,652	0.5
26,957	@	Dish Network Corp. - Class A	1,691,821	0.4
9,613		Home Depot, Inc.	1,474,634	0.4
549,225		Other Securities(a)	17,660,260	4.1
			26,409,096	6.2
		Consumer Staples: 4.3%
15,280		Nestle S.A.	1,332,686	0.3
14,450		PepsiCo, Inc.	1,668,831	0.4
19,240		Philip Morris International, Inc.	2,259,738	0.5
28,350		Wal-Mart Stores, Inc.	2,145,528	0.5
257,500	#	WH Group Ltd.	260,016	0.1
356,509		Other Securities(a)	10,698,329	2.5
			18,365,128	4.3
		Energy: 2.8%
46,623		Canadian Natural Resources Ltd.	1,344,607	0.3
38,021		Exxon Mobil Corp.	3,069,435	0.7
43,340		Royal Dutch Shell PLC - Class A ADR	2,305,255	0.6
192,656		Other Securities(a)	5,274,257	1.2
			11,993,554	2.8
		Financials: 8.9%
6,371	#	ABN AMRO Group NV	168,780	0.0
17,924		Allstate Corp.	1,585,199	0.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
11,575		Chubb Ltd.	$1,682,773	0.4
49,348		Citizens Financial Group, Inc.	1,760,737	0.4
24,975		Comerica, Inc.	1,829,169	0.4
47,479		Hartford Financial Services Group, Inc.	2,495,971	0.6
40,011		JPMorgan Chase & Co.	3,657,005	0.9
110,891		Keycorp	2,078,097	0.5
41,313		Lazard Ltd.	1,914,031	0.4
69,358		Wells Fargo & Co.	3,843,127	0.9
1,283,043		Other Securities	17,008,484	4.0
			38,023,373	8.9
		Health Care: 6.4%
8,197		AstraZeneca PLC	549,067	0.1
28,663	L	AstraZeneca PLC ADR	977,121	0.2
27,179		Johnson & Johnson	3,595,510	0.9
19,448		Medtronic PLC	1,726,010	0.4
32,032		Merck & Co., Inc.	2,052,931	0.5
86,388		Pfizer, Inc.	2,901,773	0.7
13,817		UnitedHealth Group, Inc.	2,561,948	0.6
188,078		Other Securities(a)	12,882,554	3.0
			27,246,914	6.4
		Industrials: 6.1%
738	#	Aena SA	144,113	0.0
12,597		Deere & Co.	1,556,863	0.4
6,746		General Dynamics Corp.	1,336,383	0.3
567,750		Other Securities(a)	22,933,387	5.4
			25,970,746	6.1
		Information Technology: 8.7%
2,612	@	Alphabet, Inc. - Class A	2,428,324	0.6
24,475		Apple, Inc.	3,524,889	0.8
50,876	#	Auto Trader Group PLC	251,907	0.1
43,200		Cisco Systems, Inc.	1,352,160	0.3
8,828	@	Facebook, Inc.	1,332,851	0.3
12,543		Mastercard, Inc. - Class A	1,523,347	0.4
64,032		Microsoft Corp.	4,413,726	1.0
39,583		Oracle Corp.	1,984,692	0.5
2,700		Oracle Corp. Japan	175,629	0.0
24,390		Qualcomm, Inc.	1,346,816	0.3
311,798		Other Securities(a)	18,833,893	4.4
			37,168,234	8.7
		Materials: 2.5%
3,496	#	Covestro AG	253,440	0.1
39,445		Dow Chemical Co.	2,487,796	0.6
340,760		Other Securities(a)	7,906,204	1.8
			10,647,440	2.5

See Accompanying Notes to Financial Statements
38

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: 2.4%
564,137		Other Securities(a)	$10,452,031	2.4
		Telecommunication Services: 1.1%
36,731		AT&T, Inc.	1,385,861	0.3
177,812		Other Securities(a)	3,223,135	0.8
			4,608,996	1.1
		Utilities: 1.9%
10,586		NextEra Energy, Inc.	1,483,416	0.3
281,025		Other Securities	6,617,922	1.6
			8,101,338	1.9
		Total Common Stock (Cost $196,853,122)	218,986,850	51.3
EXCHANGE-TRADED FUNDS: 11.4%
98,500		iShares 1-3 Year Treasury Bond ETF	8,322,265	1.9
559		iShares MSCI EAFE Index Fund	36,447	0.0
462,466		iShares MSCI Emerging Markets Index Fund	19,141,468	4.5
367,516		PowerShares Senior Loan Portfolio	8,504,320	2.0
109,521	L	SPDR Dow Jones International Real Estate	4,172,750	1.0
17,723		SPDR Trust Series 1	4,285,422	1.0
52,014		Vanguard REIT	4,329,125	1.0
		Total Exchange-Traded Funds (Cost $48,310,832)	48,791,797	11.4
MUTUAL FUNDS: 8.5%
		Affiliated Investment Companies: 7.0%
1,307,402		Voya Floating Rate Fund - Class P	12,890,984	3.0
2,110,096		Voya High Yield Bond Fund - Class P	17,239,483	4.0
			30,130,467	7.0
		Unaffiliated Investment Companies: 1.5%
1,322,560	@	Credit Suisse Commodity Return Strategy Fund - Class I	6,374,737	1.5
		Total Mutual Funds (Cost $36,744,991)	36,505,204	8.5
PREFERRED STOCK: 0.2%
		Consumer Discretionary: 0.1%
17,980		Other Securities	257,951	0.1
		Consumer Staples: 0.1%
2,616		Other Securities	360,731	0.1
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Utilities: 0.0%
5,500	Other Securities	$136,730	0.0
	Total Preferred Stock (Cost $758,320)	755,412	0.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.2%
		Basic Materials: 0.2%
106,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.400%, 12/01/26	107,906	0.1
80,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	80,760	0.0
475,000		Other Securities	489,386	0.1
			678,052	0.2
		Communications: 0.9%
200,000	#	Altice Financing SA, 6.625%, 02/15/23	212,688	0.1
603,000		AT&T, Inc., 3.600%-5.450%, 03/15/22-03/09/49	614,304	0.1
166,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, 02/15/28	163,924	0.0
65,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	65,000	0.0
200,000	#	Millicom International Cellular SA, 4.750%, 05/22/20	205,376	0.1
65,000	#	Sirius XM Radio, Inc., 5.375%, 04/15/25	67,356	0.0
200,000	#	Telefonica Chile SA, 3.875%, 10/12/22	207,689	0.1
130,000	#	Univision Communications, Inc., 5.125%, 02/15/25	129,188	0.0
62,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	62,956	0.0
1,845,000		Other Securities	1,922,471	0.5
			3,650,952	0.9
		Consumer, Cyclical: 0.5%
65,000	#	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	68,006	0.0
75,000	#	Harley-Davidson Financial Services, Inc., 2.550%, 06/09/22	74,385	0.0

See Accompanying Notes to Financial Statements
39

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
35,000	#	Six Flags Entertainment Corp., 4.875%, 07/31/24	$35,302	0.0
70,000	#	Six Flags Entertainment Corp., 5.500%, 04/15/27	72,275	0.0
1,784,577		Other Securities	1,841,598	0.5
			2,091,566	0.5
		Consumer, Non-cyclical: 1.1%
47,000	#	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/48	50,296	0.0
90,000		AstraZeneca PLC, 3.125%, 06/12/27	89,827	0.0
40,000	#	Hill-Rom Holdings, Inc., 5.000%, 02/15/25	41,000	0.0
200,000	#	Imperial Brands Finance PLC, 2.950%, 07/21/20	203,510	0.1
100,000	#	Moody’s Corp., 3.250%, 01/15/28	98,758	0.0
60,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	62,400	0.0
39,000		Philip Morris International, Inc., 4.250%, 11/10/44	40,302	0.0
140,000	#	Post Holdings, Inc., 5.000%, 08/15/26	140,000	0.0
50,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	49,437	0.0
100,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	94,500	0.1
67,000	#	Wm Wrigley Jr Co., 2.400%, 10/21/18	67,474	0.0
3,644,000		Other Securities(a)	3,734,976	0.9
			4,672,480	1.1
		Energy: 1.1%
130,000	#,L	Cenovus Energy, Inc., 4.250%, 04/15/27	124,098	0.1
122,000	#	Cenovus Energy, Inc., 5.400%, 06/15/47	114,425	0.0
15,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/24	13,875	0.0
200,000	#	Petroleos del Peru SA, 4.750%, 06/19/32	199,000	0.0
200,000	#	Reliance Industries Ltd., 5.875%, 02/28/49	204,370	0.0
107,000	#	Sabine Pass Liquefaction LLC, 4.200%, 03/15/28	108,338	0.0
50,000	#,L	YPF SA, 8.500%, 07/28/25	56,450	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
200,000	#	YPF SA, 8.875%, 12/19/18	$214,780	0.1
3,618,000		Other Securities(a)	3,737,947	0.9
			4,773,283	1.1
		Financial: 2.1%
200,000	#	ABN AMRO Bank NV, 4.800%, 04/18/26	213,146	0.1
40,000	#	Athene Global Funding, 2.750%, 04/20/20	40,100	0.0
63,000	#	Athene Global Funding, 4.000%, 01/25/22	65,475	0.0
200,000	#	BPCE SA, 5.150%, 07/21/24	214,007	0.1
77,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	80,086	0.0
45,000	#	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	46,688	0.0
135,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	140,231	0.0
100,000	#	Farmers Exchange Capital, 7.050%, 07/15/28	127,719	0.0
100,000	#	Great-West Lifeco Finance Delaware L.P., 4.150%, 06/03/47	100,554	0.0
100,000	#	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/77	106,403	0.0
109,000		Hartford Financial Services Group, Inc., 6.625%-8.125%, 03/30/40-06/15/68	132,948	0.0
200,000	#	ING Bank NV, 2.000%, 11/26/18	200,213	0.1
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	191,619	0.0
611,000		JPMorgan Chase & Co., 2.550%-6.125%, 10/29/20- 10/30/65	633,234	0.2
84,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	90,597	0.0
40,000	#	Santander UK PLC, 5.000%, 11/07/23	43,017	0.0
209,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.750%, 03/23/27	211,202	0.1
120,000	#	Standard Chartered PLC, 4.300%, 02/19/27	120,955	0.0
200,000		Wells Fargo & Co., 3.584%, 05/22/28	202,341	0.1
5,910,000		Other Securities(a)	6,111,570	1.4
			9,072,105	2.1

See Accompanying Notes to Financial Statements
40

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: 0.3%
110,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	$114,950	0.0
65,000	#	Novelis Corp., 5.875%, 09/30/26	67,113	0.0
25,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	27,609	0.0
85,000	#	Standard Industries, Inc./NJ, 5.000%, 02/15/27	86,913	0.0
963,000		Other Securities	997,057	0.3
			1,293,642	0.3
		Technology: 0.6%
220,000		Apple, Inc., 2.850%-3.000%, 05/11/24-06/20/27	219,953	0.1
84,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	86,032	0.0
51,000	#	Dell International LLC / EMC Corp., 4.420%, 06/15/21	53,808	0.0
191,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	207,499	0.1
122,000	#	Dell International LLC / EMC Corp., 6.020%, 06/15/26	134,626	0.0
50,000	#	Everett Spinco, Inc., 4.250%, 04/15/24	51,877	0.0
75,000	#	First Data Corp., 5.750%, 01/15/24	78,188	0.0
180,000		Qualcomm, Inc., 2.600%-3.250%, 01/30/23-05/20/27	180,026	0.0
1,453,000		Other Securities	1,508,095	0.4
			2,520,104	0.6
		Utilities: 0.4%
200,000	#	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	206,700	0.0
97,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	101,831	0.0
55,000	#	New York State Electric & Gas Corp., 3.250%, 12/01/26	55,147	0.0
1,523,000		Other Securities	1,563,569	0.4
			1,927,247	0.4
		Total Corporate Bonds/Notes (Cost $29,973,050)	30,679,431	7.2

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.5%
24,856	#	Angel Oak Mortgage Trust LLC 2015-1 A, 4.500%, 11/25/45	$24,950	0.0
31,893	#	Bellemeade Re Ltd. 2015-1A M2, 5.516%, 07/25/25	32,636	0.0
348,270		Fannie Mae 2011-99 CZ, 4.500%, 10/25/41	390,440	0.1
40,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 4.116%, 07/25/24	42,294	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 4.216%, 07/25/24	106,703	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 6.216%, 07/25/25	111,002	0.0
56,867		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 5.516%, 02/25/25	61,917	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 4.866%, 09/25/29	106,230	0.0
200,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.216%, 10/25/29	205,650	0.1
100,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.066%, 11/25/29	101,525	0.0
160,776		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/31	177,968	0.1
488,114		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/36	523,806	0.1
478,892		Fannie Mae REMIC Trust 2009-50 HZ, 5.575%, 02/25/49	520,033	0.1
237,842		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/41	252,798	0.1
391,169		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/40	436,498	0.1
84,289 ^		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 5.484%, 12/25/36	22,890	0.0
171,353		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/29	195,785	0.1

See Accompanying Notes to Financial Statements
41

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
190,483	Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/32	$216,709	0.1
127,163	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/32	141,820	0.1
35,259	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/34	39,359	0.0
93,500	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/35	102,384	0.0
295,242	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/36	329,889	0.1
118,747	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/37	132,667	0.0
104,890 ^	Freddie Mac REMIC Trust 3524 LA, 5.275%, 03/15/33	114,441	0.0
115,127	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/37	128,123	0.0
125,267	Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/37	136,582	0.1
25,198	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/42	27,181	0.0
358,017	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/33	364,321	0.1
455,901	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/44	505,932	0.1
455,901	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/44	504,840	0.1
180,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.816%, 04/25/24	200,261	0.1
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 5.216%, 08/25/24	109,230	0.0
50,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.966%, 10/25/24	55,538	0.0
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.916%, 04/25/28	115,219	0.0
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 6.016%, 05/25/28	115,690	0.0
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.766%, 07/25/28	118,109	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 5.016%, 03/25/29	$108,429	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 4.766%, 08/25/29	105,839	0.0
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 3.809%, 12/25/29	250,771	0.1
102,402		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/39	111,277	0.0
324,092		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/40	346,109	0.1
47,144		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/32	52,662	0.0
200,000	#	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/59	195,680	0.1
3,303,604		Other Securities	2,755,238	0.6
		Total Collateralized Mortgage Obligations (Cost $10,446,127)	10,697,425	2.5
COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.1%
30,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.887%, 02/10/51	29,947	0.0
2,180,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	93,695	0.0
196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4 G, 6.200%, 06/11/41	207,321	0.0
210,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F, 5.857%, 11/11/41	214,971	0.1
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 F, 5.964%, 02/13/42	141,101	0.0
64,126	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 B, 5.897%, 04/12/38	64,855	0.0

See Accompanying Notes to Financial Statements
42

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
260,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.897%, 04/12/38	$245,612	0.1
105,713	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	107,023	0.0
829,680 ^		CD 2017-CD4 XA Mortgage Trust XA, 1.486%, 05/10/50	78,835	0.0
5,490,782 ^		CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.944%, 12/10/54	317,909	0.1
994,986 ^		Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.170%, 07/10/49	129,927	0.0
597,206 ^		COMM 2013-LC6 XA, 1.804%, 01/10/46	29,402	0.0
1,995,596 ^		COMM 2014-UBS3 XA, 1.478%, 06/10/47	116,441	0.1
1,613,788 ^		COMM 2016-CR28 XA, 0.374%, 02/10/49	67,079	0.0
961,736 ^		COMM 2012-CR4 XA, 2.035%, 10/15/45	62,643	0.0
2,380,000	#,^	COMM 2012-CR4 XB, 0.746%, 10/15/45	72,827	0.0
1,489	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	1,485	0.0
50,000	#	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 F, 6.490%, 05/15/36	52,469	0.0
30,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	29,971	0.0
110,000	#	DBJPM 16-C3 Mortgage Trust, 3.636%, 09/10/49	89,343	0.0
110,000	#	DBUBS 2011-LC1A E, 5.871%, 11/10/46	116,331	0.1
100,000	#	DBUBS 2011-LC2A D, 5.727%, 07/10/44	105,547	0.0
130,000	#	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/34	114,400	0.0
966,731 ^		Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.367%, 04/25/21	37,647	0.0
699,279 ^		Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.570%, 05/25/22	40,064	0.0
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
747,114 ^		Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.686%, 10/25/18	$11,870	0.0
633,320 ^		Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.658%, 12/25/18	10,710	0.0
981,961 ^		Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.643%, 03/25/19	20,635	0.0
957,288 ^		Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.810%, 07/25/19	24,842	0.0
1,172,363 ^		Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.454%, 11/25/19	27,658	0.0
21,454,914	#,^	FREMF Mortgage Trust 2012-K709 X2A, 0.200%, 04/25/45	57,737	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2 D, 5.356%, 12/10/43	101,291	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	89,045	0.0
1,470,976 ^		GS Mortgage Securities Trust 2012-GCJ7 XA, 2.429%, 05/10/45	107,916	0.1
1,944,488 ^		GS Mortgage Securities Trust 2016-GS4 XA, 0.722%, 11/10/49	76,075	0.0
21,713	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.951%, 05/15/41	21,875	0.0
1,050,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.424%, 12/15/47	17,755	0.0
110,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	110,803	0.1
2,623,867 ^		JPMBB Commercial Mortgage Securities Trust 2013-C12, 0.808%, 07/15/45	60,364	0.0

See Accompanying Notes to Financial Statements
43

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
950,203 ^		JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.331%, 04/15/47	$30,502	0.0
20,258	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.838%, 02/15/40	20,238	0.0
580,648	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.908%, 11/15/38	1,268	0.0
2,436,843 ^		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.288%, 12/15/47	127,917	0.1
130,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/47	94,473	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.588%, 09/15/47	106,737	0.0
100,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	97,462	0.0
100,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 D, 4.990%, 02/15/47	91,439	0.0
3,222,474	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.154%, 10/15/45	245,315	0.1
981,259 ^		Wells Fargo Commercial Mortgage Trust 2016-C35 XA, 2.161%, 07/15/48	128,749	0.0
1,334,846 ^		Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.723%, 01/15/59	118,364	0.0
1,785,955	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.069%, 08/15/45	135,671	0.1
1,086,480	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.512%, 03/15/48	55,429	0.0
1,712,716 ^		WFRBS Commercial Mortgage Trust 2013-C16 XA, 1.108%, 09/15/46	57,536	0.0
319,959		Other Securities	325,435	0.1
		Total Commercial Mortgage-Backed Securities (Cost $4,932,687)	4,941,956	1.1

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: 0.8%
100,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	$103,750	0.0
10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	10,623	0.0
2,080,961,539		Other Securities(a)	3,452,807	0.8
		Total Foreign Government Bonds (Cost $3,474,119)	3,567,180	0.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.2%
		Federal Home Loan Mortgage Corporation: 1.7%##
5,048,000	W	3.500%, due 08/01/45	5,176,826	1.2
1,913,018	W	2.500%-6.500%, due 05/01/30-11/01/45	2,025,355	0.5
			7,202,181	1.7
		Federal National Mortgage Association: 2.2%##
4,670,000	W	3.500%, due 08/01/46	4,788,715	1.1
4,427,928		2.500%-7.500%, due 06/01/29-08/01/56	4,712,119	1.1
			9,500,834	2.2
		Government National Mortgage Association: 1.3%
2,980,000	W	4.000%, due 07/01/44	3,135,984	0.7
2,405,278	W	3.000%-5.310%, due 11/20/40-10/20/60	2,506,589	0.6
			5,642,573	1.3
		Total U.S. Government Agency Obligations (Cost $22,357,703)	22,345,588	5.2
ASSET-BACKED SECURITIES: 2.8%
		Automobile Asset-Backed Securities: 0.2%
40,000	#	MMCA Auto Owner Trust 2014-A C, 2.260%, 10/15/20	39,991	0.0
120,000	#	Oscar US Funding Trust 2014-1 A4, 2.550%, 12/15/21	119,374	0.1
100,000	#	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/21	100,735	0.0
110,000	#	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	111,361	0.0
30,000	#	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/21	29,938	0.0
280,000		Other Securities	281,671	0.1
			683,070	0.2

See Accompanying Notes to Financial Statements
44

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: 0.1%
461,122		Other Securities	$419,788	0.1
		Other Asset-Backed Securities: 2.4%
91,728	#	AJAX Mortgage Loan Trust 2016-C, 4.000%, 10/25/57	91,578	0.0
199,962	#	AJAX Mortgage Loan Trust 2017-A A, 3.470%, 04/25/57	200,098	0.1
200,000	#	ALM VII Ltd. 2012-7A A1R, 2.638%, 10/15/28	201,244	0.0
120,000	#	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.158%, 10/15/27	120,759	0.0
250,000	#	ALM VIII Ltd. 2013-8A A1R, 2.648%, 10/15/28	252,465	0.1
196,624	#,^	American Homes 4 Rent 2015-SFR2 XS, 4.440%, 10/17/45	—	—
100,000	#	Apidos CLO XI 2012-11A BR, 3.108%, 01/17/28	100,317	0.0
100,000	#	Apidos CLO XIV 2013-14A D, 4.658%, 04/15/25	99,609	0.0
100,000	#	Apidos CLO XVII 2014-17A A2R, 3.008%, 04/17/26	100,005	0.0
130,000	#	Apidos CLO XVII 2014-17A BR, 3.658%, 04/17/26	129,999	0.1
90,000	#	Apidos Clo XXV 2016-25A A1, 2.616%, 10/20/28	90,277	0.0
744	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	746	0.0
250,000	#	Avery Point IV CLO Ltd. 2014-1A CR, 3.506%, 04/25/26	250,030	0.1
250,000	#	Babson CLO Ltd. 2014-3A AR, 2.478%, 01/15/26	250,475	0.1
250,000	#	Babson CLO Ltd. 2014-3A C1R, 3.808%, 01/15/26	250,279	0.1
250,000	#	Babson CLO Ltd. 2014-IA BR, 3.356%, 07/20/25	250,002	0.0
100,000	#	BlueMountain CLO 2014-4A CR, 3.750%, 11/30/26	100,099	0.0
250,000	#	BlueMountain CLO 2015-1A BR, 3.655%, 04/13/27	250,930	0.1
80,000	#	Burnham Park Clo Ltd. 2016-1A A, 2.586%, 10/20/29	80,636	0.0
250,000	#	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 2.461%, 04/20/31	250,078	0.1
500,000	#	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.406%, 07/23/30	499,994	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
220,000	#	Cedar Funding VI CLO Ltd. 2016-6A A1, 2.352%, 10/20/28	$221,921	0.1
250,000	#	Cedar Funding II CLO Ltd. 2013-1A A1R, 2.519%, 06/09/30	250,000	0.1
100,000	#	Cent CLO 2014-22A A2AR, 3.129%, 11/07/26	100,016	0.0
250,000	#	CIFC Funding Ltd. 2014-4A C1R, 3.808%, 10/17/26	249,997	0.0
250,000	#	CIFC Funding Ltd. 2016-1A A, 2.636%, 10/21/28	250,841	0.1
250,000	#	Dryden 49 Senior Loan Fund 2017-49A A, 2.538%, 07/18/30	250,000	0.1
250,000	#	Dryden Senior Loan Fund 2014-31A CR, 3.258%, 04/18/26	249,998	0.0
250,000	#	Dryden Senior Loan Fund 2017-47A A2, 2.745%, 04/15/28	250,207	0.1
250,000	#	Dryden Senior Loan Fund 2017-47A C, 3.595%, 04/15/28	250,198	0.0
100,000	#	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/47	101,156	0.0
70,095	#	HERO Funding Trust 2015-2A A, 3.990%, 09/20/40	71,848	0.0
250,000	#	KKR CLO 9 AR Ltd., 2.457%, 07/15/30	250,000	0.1
250,000	#	LCM XXIII Ltd. 23A A1, 2.556%, 10/20/29	251,935	0.1
783	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	785	0.0
18,884	#	Marketplace Loan Trust Series 2015-AV2 A, 4.000%, 10/15/21	18,951	0.0
100,000	#	Oaktree EIF II Series B1 Ltd. 2015-B1A A, 2.732%, 02/15/26	100,286	0.0
250,000	#	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.567%, 03/17/30	250,574	0.1
250,000	#	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.533%, 07/15/29	249,998	0.0

See Accompanying Notes to Financial Statements
45

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
130,000	#	OHA Loan Funding Ltd. 2015-1A AR, 2.592%, 08/15/29	$130,832	0.0
140,000	#	OHA Loan Funding Ltd. 2015-1A BR, 2.982%, 08/15/29	140,131	0.1
250,000	#	Palmer Square CLO 2015-2A A1BR Ltd., 2.657%, 07/20/30	250,000	0.1
250,000	#	Palmer Square CLO 2015-1A BR Ltd., 3.722%, 05/21/29	249,994	0.0
300,000	#	Progress Residential 2015-SFR2 E, 4.427%, 06/12/32	303,007	0.1
130,000	#	Shackleton CLO Ltd. 2016-9A A, 2.656%, 10/20/28	131,293	0.0
83,907	#	SoFi Consumer Loan Program 2017-1 A, 3.280%, 01/26/26	85,037	0.0
200,000	#	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/26	202,375	0.1
200,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	201,867	0.0
170,000	#	Symphony CLO Ltd. 2012-9A AR, 2.472%, 10/16/28	171,847	0.1
100,000	#	Symphony CLO Ltd. 2016-18A B, 2.926%, 01/23/28	100,104	0.0
99,250	#	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/46	101,680	0.0
24,813	#	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/46	25,862	0.0
250,000	#	Thacher Park CLO Ltd. 2014-1A CR, 3.356%, 10/20/26	250,007	0.0
250,000	#	THL Credit Wind River 2017-2A A Clo Ltd., 2.544%, 07/20/30	250,000	0.1
250,000	#	THL Credit Wind River CLO Ltd. 2017-1A A, 2.374%, 04/18/29	250,218	0.1
250,000	#	THL Credit Wind River CLO Ltd. 2017-1A C, 3.334%, 04/18/29	249,997	0.0
210,000	#	Wind River CLO Ltd. 2016-2A A, 2.670%, 11/01/28	210,688	0.0
16,450		Other Securities	15,984	0.0
			10,259,254	2.4
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: 0.1%
33,446	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	$33,653	0.0
71,571	#	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/40	72,265	0.0
95,058	#	Earnest Student Loan Program 2016-A B LLC, 2.500%, 01/25/39	92,244	0.0
100,000	#	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/41	97,987	0.0
54,422	#	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/33	54,543	0.0
100,000	#	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/41	100,896	0.1
100,000	#	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/40	99,794	0.0
			551,382	0.1
		Total Asset-Backed Securities (Cost $11,851,155)	11,913,494	2.8
U.S. TREASURY OBLIGATIONS: 5.7%
		U.S. Treasury Bonds: 0.5%
1,862,000		3.000%, due 02/15/47	1,924,479	0.5
		U.S. Treasury Notes: 5.2%
5,208,000		1.250%, due 06/30/19	5,194,371	1.2
10,104,000		1.500%, due 06/15/20	10,089,794	2.4
3,920,000		1.750%, due 06/30/22	3,894,735	0.9
2,185,000		2.000%, due 06/30/24	2,165,455	0.5
1,000,000		1.250%-2.375%, due 05/31/19-05/15/27	1,006,576	0.2
			22,350,931	5.2
		Total U.S. Treasury Obligations (Cost $24,277,573)	24,275,410	5.7
		Total Long-Term Investments (Cost $389,979,679)	413,459,747	96.7
SHORT-TERM INVESTMENTS: 6.4%
		Corporate Bonds/Notes: 0.1%
100,000	#	Barclays Bank PLC, 6.050%, 12/04/17	101,738	0.0

See Accompanying Notes to Financial Statements
46

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Corporate Bonds/Notes (continued)
79,000		FirstEnergy Corp., 2.750%, 03/15/18	$79,517	0.0
100,000	#	HBOS PLC, 6.750%, 05/21/18	104,036	0.1
36,000		Hewlett Packard Enterprise Co., 2.450%, 10/05/17	36,097	0.0
			321,388	0.1
		U.S. Government Agency Obligations: 0.0%
386		Fannie Mae, 6.000%, 10/01/17	386	0.0
216		Fannie Mae, 6.000%, 11/01/17	216	0.0
85		Fannie Mae, 6.000%, 09/01/17	85	0.0
			687	0.0
		Securities Lending Collateralcc: 1.6%
153,996		BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $154,010, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $157,076, due 07/28/17-09/09/49)	153,996	0.0
1,656,678		Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,656,835, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,689,811, due 07/15/17- 05/20/67)	1,656,678	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,569,862	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,570,010, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,601,259, due 07/13/17-12/01/51)	$1,569,862	0.4
187,447	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $187,463, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $191,196, due 07/15/17-01/15/37)	187,447	0.0
92,066	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $92,075, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $93,908, due 07/07/17- 01/15/30)	92,066	0.0

See Accompanying Notes to Financial Statements
47

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,656,678	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $1,656,841, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $1,689,812, due 08/15/21- 09/09/49)	$1,656,678	0.4
1,656,700	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,656,877, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,689,829, due 01/15/19- 02/15/46)	1,656,700	0.4
		6,973,427	1.6
	Collateralized Mortgage Obligations: 0.0%
8,794	Freddie Mac REMIC Trust 2543 AN, 5.000%, 12/15/17 (Cost $8,788)	8,831	0.0
	U.S. Treasury Obligations: 0.2%
610,000	United States Treasury Note, 0.625%, 06/30/18 (Cost $606,996)	606,164	0.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.5%
19,301,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $19,301,000)	$19,301,000	4.5
	Total Short-Term Investments (Cost $27,208,853)	27,211,497	6.4
	Total Investments in Securities (Cost $417,188,532)	$440,671,244	103.1
	Liabilities in Excess of Other Assets	(13,392,671)	(3.1)
	Net Assets	$427,278,573	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $419,646,475.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$28,836,986
Gross Unrealized Depreciation	(7,812,217)
Net Unrealized Appreciation	$21,024,769

See Accompanying Notes to Financial Statements
48

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$20,144,843	$6,264,253	$—	$26,409,096
Consumer Staples	13,107,125	5,258,003	—	18,365,128
Energy	11,016,048	977,506	—	11,993,554
Financials	28,016,919	10,006,454	—	38,023,373
Health Care	22,368,146	4,878,768	—	27,246,914
Industrials	19,304,978	6,665,768	—	25,970,746
Information Technology	34,178,846	2,989,388	—	37,168,234
Materials	6,892,581	3,754,859	—	10,647,440
Real Estate	8,510,491	1,941,540	—	10,452,031
Telecommunication Services	2,756,733	1,852,263	—	4,608,996
Utilities	6,619,761	1,481,577	—	8,101,338
Total Common Stock	172,916,471	46,070,379	—	218,986,850
Exchange-Traded Funds	48,791,797	—	—	48,791,797
Mutual Funds	36,505,204	—	—	36,505,204
Preferred Stock	136,730	618,682	—	755,412
Corporate Bonds/Notes	—	30,679,431	—	30,679,431
Collateralized Mortgage Obligations	—	10,697,425	—	10,697,425
Short-Term Investments	19,301,000	7,910,497	—	27,211,497
U.S. Treasury Obligations	—	24,275,410	—	24,275,410
U.S. Government Agency Obligations	—	22,345,588	—	22,345,588
Asset-Backed Securities	—	11,913,494	—	11,913,494
Commercial Mortgage-Backed Securities	—	4,941,956	—	4,941,956
Foreign Government Bonds	—	3,567,180	—	3,567,180
Total Investments, at fair value	$277,651,202	$163,020,042	$—	$440,671,244
Other Financial Instruments+
Centrally Cleared Swaps	—	352,693	—	352,693
Forward Foreign Currency Contracts	—	49,974	—	49,974
Futures	197,943	—	—	197,943
Total Assets	$277,849,145	$163,422,709	$—	$441,271,854
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(117,849)	$—	$(117,849)
Forward Foreign Currency Contracts	—	(25,476)	—	(25,476)
Futures	(182,146)	—	—	(182,146)
Total Liabilities	$(182,146)	$(143,325)	$—	$(325,471)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements
49

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions

Voya Floating Rate Fund Class P	$12,708,187	$517,581	$(202,638)	$(132,146)	$12,890,984	$309,457	$2,495	$—
Voya High Yield Bond Fund - Class P	16,960,007	536,232	(527,695)	270,939	17,239,483	516,645	3,316	—
	$29,668,194	$1,053,813	$(730,333)	$138,793	$30,130,467	$826,102	$5,811	$—

The financial statements for the above mutual fund(s) can be found at www.sec.gov.
At June 30, 2017, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP 1,651,161	USD2,465	Barclays Bank PLC	08/11/17	$20
BRL 36,701	USD11,066	Barclays Bank PLC	08/11/17	(81)
USD 6,761	COP19,859,356	Barclays Bank PLC	08/11/17	281
BRL 16,580	USD5,241	Barclays Bank PLC	08/11/17	(279)
USD 4,728	HUF1,309,781	Citibank N.A.	07/14/17	(118)
RUB 286,601	USD4,996	Citibank N.A.	07/14/17	(147)
RON 9,408	USD2,317	Citibank N.A.	07/14/17	41
USD 57,003	RON242,559	Citibank N.A.	07/14/17	(3,788)
USD 12,254	RUB702,111	Citibank N.A.	07/14/17	374
USD 462,439	BRL1,460,383	Citibank N.A.	08/11/17	25,347
USD 96,665	CLP64,804,305	Citibank N.A.	08/11/17	(851)
USD 248,579	COP726,013,727	Citibank N.A.	08/11/17	11,695
USD 117,708	IDR1,580,002,188	Citibank N.A.	09/22/17	212
USD 24,780	SGD34,209	Deutsche Bank AG	07/05/17	(68)
USD 576,038	JPY64,888,361	Goldman Sachs & Co.	07/05/17	(902)
USD 274,926	HUF79,510,643	HSBC Bank USA N.A.	07/14/17	(19,242)
USD 483,462	RUB27,870,996	HSBC Bank USA N.A.	07/14/17	11,892
USD 4,323	RUB248,881	JPMorgan Chase Bank N.A.	07/14/17	112
				$24,498

At June 30, 2017, the following futures contracts were outstanding for Voya Balanced Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CBOE Volatility Index	18	07/19/17	$221,850	$(7,380)
EURO STOXX 50® Index	108	09/15/17	4,232,222	(145,825)
Russell 2000® Mini Index	241	09/15/17	17,042,315	79,675
S&P 500 E-Mini	10	09/15/17	1,210,450	(3,768)
U.S. Treasury 10-Year Note	25	09/20/17	3,138,281	(5,685)
U.S. Treasury 2-Year Note	62	09/29/17	13,398,782	(19,488)
U.S. Treasury Ultra Long Bond	19	09/20/17	3,151,625	56,665
			$42,395,525	$(45,806)
Short Contracts
Euro-Bund	(15)	09/07/17	(2,773,203)	51,946
U.S. Treasury 5-Year Note	(32)	09/29/17	(3,770,750)	8,874
U.S. Treasury Ultra 10-Year Note	(43)	09/20/17	(5,796,937)	783
			$(12,340,890)	$61,603

See Accompanying Notes to Financial Statements
50

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

At June 30, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	1.785%	10/13/2022	USD1,701,000	$(17,006)	$(17,006)
Pay	3-month USD-LIBOR	2.099	10/13/2025	USD58,000	(465)	(465)
Pay	3-month USD-LIBOR	2.126	03/10/2026	USD2,814,000	(53,134)	(53,134)
Pay	3-month USD-LIBOR	2.312	12/05/2026	USD2,188,000	8,703	8,703
Pay	3-month USD-LIBOR	2.255	12/06/2026	USD1,730,000	(1,564)	(1,564)
Pay	3-month USD-LIBOR	2.330	05/08/2027	USD1,331,000	5,222	5,222
Pay	3-month USD-LIBOR	2.332	05/08/2027	USD887,000	3,687	3,687
Pay	3-month USD-LIBOR	2.372	10/13/2030	USD612,000	(2,887)	(2,887)
Pay	3-month USD-LIBOR	2.510	10/13/2035	USD729,000	230	230
Receive	3-month USD-LIBOR	1.036	10/13/2018	USD3,984,000	23,521	23,521
Receive	3-month USD-LIBOR	1.668	10/30/2019	USD7,138,000	(2,101)	(2,101)
Receive	3-month USD-LIBOR	1.453	10/13/2020	USD715,000	7,407	7,407
Receive	3-month USD-LIBOR	1.619	06/27/2026	USD347,000	17,929	17,929
Receive	3-month USD-LIBOR	1.621	06/27/2026	USD347,000	17,871	17,871
Receive	3-month USD-LIBOR	1.622	06/27/2026	USD347,000	17,842	17,842
Receive	3-month USD-LIBOR	1.625	06/27/2026	USD204,000	10,437	10,437
Receive	3-month USD-LIBOR	1.646	06/27/2026	USD347,000	17,139	17,139
Receive	3-month USD-LIBOR	1.902	06/28/2026	USD2,814,000	84,399	84,399
Receive	3-month USD-LIBOR	1.538	09/22/2026	USD77,570	4,710	4,710
Receive	3-month USD-LIBOR	1.539	09/22/2026	USD524,000	31,792	31,792
Receive	3-month USD-LIBOR	1.546	09/22/2026	USD103,000	6,193	6,193
Receive	3-month USD-LIBOR	1.558	09/22/2026	USD517,000	30,558	30,558
Receive	3-month USD-LIBOR	1.558	09/22/2026	USD517,000	30,536	30,536
Receive	3-month USD-LIBOR	1.562	09/22/2026	USD587,430	34,517	34,517
Receive	3-month USD-LIBOR	2.387	01/15/2027	USD566,000	(5,679)	(5,035)
Receive	3-month USD-LIBOR	2.429	01/15/2027	USD646,000	(8,848)	(8,090)
Receive	3-month USD-LIBOR	2.431	01/15/2027	USD518,000	(7,171)	(6,563)
Receive	3-month USD-LIBOR	2.440	01/15/2027	USD481,000	(7,049)	(6,481)
Receive	3-month USD-LIBOR	2.593	10/13/2040	USD221,000	(1,784)	(1,784)
Receive	3-month USD-LIBOR	2.619	10/13/2045	USD1,071,000	(12,739)	(12,739)
					$232,266	$234,844

Currency Abbreviations
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
HUF – Hungarian Forint
IDR – Indonesian Rupiah
JPY – Japanese Yen
RON – Romanian New Leu
RUB – Russian Ruble
SGD – Singapore Dollar
USD – United States Dollar
See Accompanying Notes to Financial Statements
51

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$49,974
Equity contracts	Net Assets — Unrealized appreciation*	79,675
Interest rate contracts	Net Assets — Unrealized appreciation*	118,268
Interest rate contracts	Net Assets — Unrealized appreciation**	352,693
Total Asset Derivatives		$600,610
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$25,476
Equity contracts	Net Assets — Unrealized depreciation*	156,973
Interest rate contracts	Net Assets — Unrealized depreciation*	25,173
Interest rate contracts	Net Assets — Unrealized depreciation**	117,849
Total Liability Derivatives		$325,471

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$(6,650)	$—	$—	$79,894	$—	$73,244
Equity contracts	—	—	644,023	—	—	644,023
Foreign exchange contracts	—	(193,651)	—	—	—	(193,651)
Interest rate contracts	(9,979)	—	14,257	23,490	8,202	35,970
Total	$(16,629)	$(193,651)	$658,280	$103,384	$8,202	$559,586

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions**	Futures	Swaps	Total
Credit contracts	$—	$—	$(32,659)	$(32,659)
Equity contracts	—	(165,462)	—	(165,462)
Foreign exchange contracts	46,449	—	—	46,449
Interest rate contracts	—	146,206	(39,905)	106,301
Total	$46,449	$(19,256)	$(72,564)	$(45,371)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements
52

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:
	Barclays Bank PLC	Citibank N.A.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Totals
Assets:
Forward foreign currency contracts	$301	$37,669	$—	$—	$11,892	$112	$49,974
Total Assets	$301	$37,669	$—	$—	$11,892	$112	$49,974
Liabilities:
Forward foreign currency contracts	$360	$4,904	$68	$902	$19,242	$—	$25,476
Total Liabilities	$360	$4,904	$68	$902	$19,242	$—	$25,476
Net OTC derivative instruments by counterparty, at fair value	$(59)	$32,765	$(68)	$(902)	$(7,350)	$112	$24,498
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(59)	$32,765	$(68)	$(902)	$(7,350)	$112	$24,498

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements
53

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2017 (Unaudited)

Geographic Diversification as of June 30, 2017 (as a percentage of net assets)

United States	50.0%
Switzerland	7.6%
Japan	7.0%
France	6.0%
Germany	4.3%
United Kingdom	4.1%
Netherlands	1.9%
Denmark	1.7%
Taiwan	1.6%
Hong Kong	1.5%
Countries between 0.8% – 1.4%^	8.8%
Assets in Excess of Other Liabilities*	5.5%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 8 countries, which each represents 0.8% – 1.4% of net assets.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 94.5%
	Australia: 1.3%
1,824,725	Insurance Australia Group Ltd.	$9,509,802	1.3
	Brazil: 0.7%
705,000	Other Securities	5,343,521	0.7
	Canada: 1.0%
248,187	Canadian Natural Resources Ltd.	7,157,713	1.0
	China: 1.3%
862,469	China Mobile Ltd.	9,143,727	1.3
	Denmark: 1.7%
316,855	Danske Bank A/S	12,190,389	1.7
	France: 6.0%
593,249	Orange SA	9,441,526	1.4
37,348	LVMH Moet Hennessy Louis Vuitton SE	9,339,089	1.3
83,617	Renault S.A.	7,565,291	1.1
182,901	Societe Generale	9,863,083	1.4
327,799	Other Securities	6,069,688	0.8
		42,278,677	6.0
	Germany: 4.3%
52,661	Allianz SE	10,392,256	1.5
94,261	BASF SE	8,748,296	1.2
79,909	Siemens AG	10,991,822	1.6
		30,132,374	4.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: 1.5%
1,432,209		AIA Group Ltd.	$10,478,558	1.5
		India: 1.1%
353,162		Yes Bank Ltd.	7,989,452	1.1
		Ireland: 1.2%
93,066		Medtronic PLC	8,259,607	1.2
		Italy: 0.9%
1,184,287		Other Securities	6,351,933	0.9
		Japan: 7.0%
462,625		LIXIL Group Corp.	11,595,745	1.6
433,615		Mitsubishi Corp.	9,115,030	1.3
730,746		Panasonic Corp.	9,956,604	1.4
79,000		Shin-Etsu Chemical Co., Ltd.	7,190,017	1.0
375,800		Other Securities	11,531,408	1.7
			49,388,804	7.0
		Netherlands: 1.9%
247,930		Royal Dutch Shell PLC - Class A ADR	13,187,397	1.9
		Sweden: 1.3%
561,274		Volvo AB - B Shares	9,571,768	1.3
		Switzerland: 7.6%
80,546		Chubb Ltd.	11,709,777	1.7
180,279		Nestle S.A.	15,723,516	2.2
158,659		Novartis AG	13,252,248	1.9
50,499		Roche Holding AG	12,903,248	1.8
			53,588,789	7.6
		Taiwan: 1.6%
328,072		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,469,397	1.6
		United Kingdom: 4.1%
165,572		AstraZeneca PLC	11,090,654	1.6
310,115		Diageo PLC	9,164,495	1.3
52,303		Shire PLC ADR	8,644,117	1.2
			28,899,266	4.1
		United States: 50.0%
18,459	@	Amazon.com, Inc.	17,868,312	2.5
148,582		Apple, Inc.	21,398,780	3.0
314,121		Cisco Systems, Inc.	9,831,987	1.4
217,934		Citizens Financial Group, Inc.	7,775,885	1.1
237,066		Coach, Inc.	11,222,704	1.6
258,307		Coca-Cola Co.	11,585,069	1.6
81,676		Crown Castle International Corp.	8,182,302	1.2
126,332		Deere & Co.	15,613,372	2.2

See Accompanying Notes to Financial Statements
54

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States (continued)
155,972		Dow Chemical Co.	$9,837,154	1.4
161,461		Exxon Mobil Corp.	13,034,747	1.9
70,590		General Dynamics Corp.	13,983,879	2.0
191,795		JPMorgan Chase & Co.	17,530,063	2.5
506,029		Keycorp	9,482,984	1.3
86,406		Kraft Heinz Co.	7,399,810	1.0
179,524		Lazard Ltd.	8,317,347	1.2
64,417		McDonald’s Corp.	9,866,108	1.4
137,577		Merck & Co., Inc.	8,817,310	1.3
137,372	L	Microchip Technology, Inc.	10,602,371	1.5
353,158		Microsoft Corp.	24,343,181	3.5
68,462		Mid-America Apartment Communities, Inc.	7,214,525	1.0
67,133		NextEra Energy, Inc.	9,407,347	1.3
129,030		Nucor Corp.	7,466,966	1.1
269,557		Oracle Corp.	13,515,588	1.9
105,520		Philip Morris International, Inc.	12,393,324	1.8
265,060		Plains GP Holdings L.P.	6,933,970	1.0
167,363		Qualcomm, Inc.	9,241,785	1.3
131,907		Starbucks Corp.	7,691,497	1.1
75,613		UnitedHealth Group, Inc.	14,020,162	2.0
39,841		Vail Resorts, Inc.	8,080,950	1.1
371,898		Other Securities	19,822,464	2.8
			352,481,943	50.0
		Total Common Stock (Cost $571,035,316)	667,423,117	94.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Securities Lending Collateralcc: 0.8%
165,005	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $165,020, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $168,305, due 07/28/17-09/09/49)	165,005	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,221,617	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,221,732, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,246,049, due 07/15/17-05/20/67)	$1,221,617	0.2
1,221,617	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,221,732, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,246,049, due 07/13/17-12/01/51)	1,221,617	0.2
200,848	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $200,865, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $204,865, due 07/15/17-01/15/37)	200,848	0.0
98,647	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $98,657, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $100,620, due 07/07/17-01/15/30)	98,647	0.0

See Accompanying Notes to Financial Statements
55

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,013,969	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $1,014,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,034,249, due 07/10/17-06/20/67)	$1,013,969	0.2
1,221,600	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,221,731, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,246,028, due 01/15/19-02/15/46)	1,221,600	0.2
		5,143,303	0.8
Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.7%
33,322,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $33,322,000)	33,322,000	4.7
	Total Short-Term Investments (Cost $38,465,303)	38,465,303	5.5
	Total Investments in Securities (Cost $609,500,619)	$705,888,420	100.0
	Liabilities in Excess of Other Assets	(340,767)	—
	Net Assets	$705,547,653	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $610,612,898.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$102,768,278
Gross Unrealized Depreciation	(7,492,756)
Net Unrealized Appreciation	$95,275,522

Sector Diversification	Percentage of Net Assets
Financials	17.8%
Information Technology	15.9
Consumer Discretionary	11.5
Health Care	11.0
Industrials	10.0
Consumer Staples	9.3
Energy	5.8
Materials	4.7
Telecommunication Services	3.3
Utilities	3.0
Real Estate	2.2
Short-Term Investments	5.5
Liabilities in Excess of Other Assets	—
Net Assets	100.0%

See Accompanying Notes to Financial Statements
56

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$9,509,802	$—	$9,509,802
Brazil	5,343,521	—	—	5,343,521
Canada	7,157,713	—	—	7,157,713
China	—	9,143,727	—	9,143,727
Denmark	—	12,190,389	—	12,190,389
France	—	42,278,677	—	42,278,677
Germany	—	30,132,374	—	30,132,374
Hong Kong	—	10,478,558	—	10,478,558
India	—	7,989,452	—	7,989,452
Ireland	8,259,607	—	—	8,259,607
Italy	—	6,351,933	—	6,351,933
Japan	—	49,388,804	—	49,388,804
Netherlands	13,187,397	—	—	13,187,397
Sweden	—	9,571,768	—	9,571,768
Switzerland	11,709,777	41,879,012	—	53,588,789
Taiwan	11,469,397	—	—	11,469,397
United Kingdom	8,644,117	20,255,149	—	28,899,266
United States	352,481,943	—	—	352,481,943
Total Common Stock	418,253,472	249,169,645	—	667,423,117
Short-Term Investments	33,322,000	5,143,303	—	38,465,303
Total Investments, at fair value	$451,575,472	$254,312,948	$—	$705,888,420
Other Financial Instruments+
Futures	16,669	—	—	16,669
Total Assets	$451,592,141	$254,312,948	$—	$705,905,089
Liabilities Table
Other Financial Instruments+
Futures	$(25,004)	$—	$—	$(25,004)
Total Liabilities	$(25,004)	$—	$—	$(25,004)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2017, the following futures contracts were outstanding for Voya Global Equity Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	30	09/15/17	$2,834,400	$8,343
Mini MSCI Emerging Markets Index	460	09/15/17	23,190,900	8,326
S&P 500 E-Mini	35	09/15/17	4,236,575	(25,004)
			$30,261,875	$(8,335)

See Accompanying Notes to Financial Statements
57

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2017 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$16,669
Total Asset Derivatives		$16,669
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$25,004
Total Liability Derivatives		$25,004

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$3,975,084
Total	$3,975,084

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$551,237
Total	$551,237

See Accompanying Notes to Financial Statements
58

Voya Government Money Market	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited)

Investment Type Allocation as of June 30, 2017 (as a percentage of net assets)

U.S. Government Agency Debt	33.6%
U.S. Treasury Debt	25.2%
U.S. Treasury Repurchase Agreement	16.3%
Investment Companies	8.0%
Assets in Excess of Other Liabilities	16.9%
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 33.6%
350,000	Federal Farm Credit Banks, 0.480%, 10/17/17	$349,938	0.1
3,000,000	Federal Farm Credit Banks, 0.490%, 10/25/17	3,000,000	0.7
4,500,000	Federal Farm Credit Banks, 0.570%, 09/14/17	4,500,000	1.0
800,000	Federal Farm Credit Banks, 0.790%, 09/18/17	800,000	0.2
500,000	Federal Farm Credit Banks, 0.800%, 08/29/17	500,088	0.1
4,000,000	Federal Farm Credit Banks, 1.030%, 02/20/18	4,002,836	0.9
500,000	Federal Farm Credit Banks, 1.000%, 07/03/17	499,998	0.1
300,000	Federal Farm Credit Banks, 1.140%, 10/13/17	300,137	0.1
1,750,000	Federal Farm Credit Banks, 1.180%, 08/01/17	1,750,459	0.4
680,000	Federal Farm Credit Banks, 1.240%, 01/17/18	680,627	0.1
400,000	Federal Farm Credit Banks, 1.240%, 03/22/18	400,439	0.1
1,000,000	Federal Farm Credit Banks, 1.280%, 04/13/18	997,275	0.2
1,250,000	Federal Farm Credit Discount Notes, 1.180%, 03/07/18	1,240,057	0.3
145,000	Federal Farm Credit Discount Notes, 1.250%, 03/20/18	143,713	0.0
505,000	Federal Farm Credit Discount Notes, 1.280%, 04/09/18	500,055	0.1
6,500,000	Federal Home Loan Bank Discount Notes, 0.770%, 08/11/17	6,494,260	1.4
400,000	Federal Home Loan Bank Discount Notes, 0.850%, 07/03/17	399,982	0.1
1,800,000	Federal Home Loan Bank Discount Notes, 1.020%, 07/14/17	1,799,350	0.4
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
49,000,000	Federal Home Loan Bank Discount Notes, 1.020%, 08/23/17	$48,922,412	10.7
1,500,000	Federal Home Loan Bank Discount Notes, 1.060%, 09/22/17	1,496,403	0.3
1,750,000	Federal Home Loan Bank Discount Notes, 1.000%, 08/18/17	1,747,713	0.4
8,250,000	Federal Home Loan Bank Discount Notes, v1.080%, 09/28/17	8,228,380	1.8
3,250,000	Federal Home Loan Banks, 0.460%, 08/01/17	3,249,927	0.7
4,750,000	Federal Home Loan Banks, 0.570%, 07/12/17	4,749,993	1.0
7,500,000	Federal Home Loan Banks, 0.660%, 08/16/17	7,500,000	1.6
8,000,000	Federal Home Loan Banks, 0.700%, 08/17/17	8,000,000	1.7
500,000	Federal Home Loan Banks, 0.780%, 08/21/17	500,114	0.1
900,000	Federal Home Loan Banks, 0.790%, 08/23/17	900,222	0.2
1,600,000	Federal Home Loan Banks, 0.800%, 11/15/17	1,601,249	0.3
450,000	Federal Home Loan Banks, 0.880%, 02/01/18	449,889	0.1
300,000	Federal Home Loan Banks, 0.930%, 02/08/18	299,937	0.1
900,000	Federal Home Loan Banks, 1.070%, 10/05/17	899,195	0.2
550,000	Federal Home Loan Banks, 1.160%, 12/07/17	550,504	0.1
500,000	Federal Home Loan Banks, 1.220%, 03/08/18	500,679	0.1
300,000	Federal Home Loan Banks, 1.260%, 02/28/18	300,328	0.1
1,500,000	Federal Home Loan Mortgage Corp., 0.670%, 07/21/17	1,500,092	0.3
4,870,000	Federal Home Loan Mortgage Corp., 0.800%, 09/27/17	4,872,296	1.1
4,250,000	Federal Home Loan Mortgage Corp., 0.850%, 08/25/17	4,249,692	0.9
1,500,000	Federal Home Loan Mortgage Corp., 0.890%, 11/24/17	1,500,046	0.3

See Accompanying Notes to Financial Statements
59

Voya Government Money Market	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
1,600,000	Federal Home Loan Mortgage Corp., 0.920%, 11/13/17	$1,600,567	0.3
7,250,000	Federal Home Loan Mortgage Corp., 0.980%, 11/16/17	7,250,000	1.6
750,000	Federal Home Loan Mortgage Corp., 0.980%, 11/28/17	750,054	0.2
1,500,000	Federal Home Loan Mortgage Corp., 0.980%, 12/28/17	1,499,405	0.3
350,000	Federal Home Loan Mortgage Corp., 1.030%, 09/29/17	349,972	0.1
1,700,000	Federal Home Loan Mortgage Corp., 1.040%, 02/26/18	1,700,162	0.4
1,750,000	Federal Home Loan Mortgage Corp., 1.040%, 05/18/18	1,750,000	0.4
450,000	Federal Home Loan Mortgage Corp., 1.230%, 01/26/18	449,042	0.1
5,550,000	Federal National Mortgage Association, 0.468%, 07/20/17	5,550,141	1.2
2,300,000	Federal National Mortgage Association, 0.640%, 10/05/17	2,300,657	0.5
700,000	Federal National Mortgage Association, 1.230%, 03/21/18	701,181	0.1
	Total U.S. Government Agency Debt (Cost $154,279,466)	154,279,466	33.6
U.S. TREASURY DEBT: 25.2%
71,250,000	United States Treasury Bill, 1.020%, 09/28/17	71,070,306	15.5
41,650,000	United States Treasury Bill, 1.050%, 10/05/17	41,542,116	9.0
3,000,000	United States Treasury Note/Bond, 1.190%, 04/30/18	3,005,724	0.7
	Total U.S. Treasury Debt (Cost $115,618,146)	115,618,146	25.2

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY REPURCHASE AGREEMENT: 16.3%
74,959,000	Deutsche Bank Repurchase Agreement dated 6/30/2017, 1.1500%, due 7/3/2017, $74,966,184 to be received upon repurchase (Collateralized by $106,462,582, United States Treasury STRIP Coupon, 0.000%, Market Value plus accrued interest $77,207,770 due 5/15/202, 1.150%, 07/03/17)	$74,959,000	16.3
	Total U.S. Treasury Repurchase Agreement (Cost $74,959,000)	74,959,000	16.3

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 8.0%
19,000,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%, 07/03/17	19,000,000	4.1
18,000,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.840%, 07/03/17	18,000,000	3.9
	Total Investment Companies (Cost $37,000,000)	37,000,000	8.0
	Total Investments in Securities (Cost $381,856,612)	$381,856,612	83.1
	Assets in Excess of Other Liabilities	77,391,235	16.9
	Net Assets	$459,247,847	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

Cost for federal income tax purposes is $381,858,445.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(1,833)
Net Unrealized Depreciation	$(1,833)

See Accompanying Notes to Financial Statements
60

Voya Government Money Market	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
U.S. Treasury Debt	$—	$115,618,146	$—	$115,618,146
U.S. Treasury Repurchase Agreement	—	74,959,000	—	74,959,000
Investment Companies	37,000,000	—	—	37,000,000
U.S. Government Agency Debt	—	154,279,466	—	154,279,466
Total Investments, at fair value	$37,000,000	$344,856,612	$—	$381,856,612

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2017:
Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$74,959,000	$(74,959,000)	$—
Totals	$74,959,000	$(74,959,000)	$—

(1)
Collateral with a fair value of  $77,207,770 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements
61

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Information Technology	20.4%
Health Care	14.1%
Financials	13.6%
Consumer Discretionary	11.8%
Industrials	9.6%
Consumer Staples	9.0%
Energy	7.0%
Utilities	3.4%
Real Estate	3.1%
Materials	3.0%
Telecommunication Services	2.9%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100 .0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 11.8%
117,374	@	Amazon.com, Inc.	$113,618,032	3.2
929,949		CBS Corp. - Class B	59,312,147	1.7
1,168,310		Coach, Inc.	55,307,796	1.6
897,817	@	Dish Network Corp. - Class A	56,346,995	1.6
1,561,777		Starbucks Corp.	91,067,217	2.6
195,580		Vail Resorts, Inc.	39,669,491	1.1
			415,321,678	11.8
		Consumer Staples: 9.0%
1,810,671		Coca-Cola Co.	81,208,594	2.3
781,847		Kraft Heinz Co.	66,957,377	1.9
854,208		Philip Morris International, Inc.	100,326,730	2.8
923,239		Wal-Mart Stores, Inc.	69,870,728	2.0
			318,363,429	9.0
		Energy: 7.0%
1,770,600		Canadian Natural Resources Ltd.	51,064,104	1.5
1,183,051		Exxon Mobil Corp.	95,507,707	2.7
1,016,799	L	Plains GP Holdings L.P.	26,599,462	0.8
676,286		Royal Dutch Shell PLC - Class A ADR	35,971,652	1.0
555,208		Schlumberger Ltd.	36,554,895	1.0
			245,697,820	7.0
		Financials: 13.6%
600,306		Allstate Corp.	53,091,063	1.5
1,050,835		Citizens Financial Group, Inc.	37,493,793	1.1
747,797		Comerica, Inc.	54,768,652	1.6
1,371,113		Hartford Financial Services Group, Inc.	72,079,410	2.0
880,680		JPMorgan Chase & Co.	80,494,152	2.3
2,826,311		Keycorp	52,965,068	1.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
2,288,814		Wells Fargo & Co.	$126,823,184	3.6
			477,715,322	13.6
		Health Care: 14.1%
1,411,143		AstraZeneca PLC ADR	48,105,865	1.4
1,856,040	@	Boston Scientific Corp.	51,449,429	1.5
916,069		Medtronic PLC	81,301,124	2.3
1,363,616		Merck & Co., Inc.	87,394,149	2.5
2,465,921		Pfizer, Inc.	82,830,286	2.3
540,205		UnitedHealth Group, Inc.	100,164,811	2.8
737,470		Zoetis, Inc.	46,003,379	1.3
			497,249,043	14.1
		Industrials: 9.6%
364,736		Cummins, Inc.	59,167,474	1.7
689,300		Deere & Co.	85,190,587	2.4
326,857		General Dynamics Corp.	64,750,372	1.9
394,586		Rockwell Automation, Inc.	63,907,148	1.8
274,626		Roper Technologies, Inc.	63,584,158	1.8
			336,599,739	9.6
		Information Technology: 20.4%
1,408,436		Activision Blizzard, Inc.	81,083,661	2.3
1,085,942		Apple, Inc.	156,397,367	4.4
2,844,009		Cisco Systems, Inc.	89,017,482	2.5
852,685	L	Microchip Technology, Inc.	65,810,228	1.9
2,320,229		Microsoft Corp.	159,933,385	4.5
2,084,308		Oracle Corp.	104,507,203	3.0
1,117,115		Qualcomm, Inc.	61,687,090	1.8
			718,436,416	20.4
		Materials: 3.0%
1,010,992		Dow Chemical Co.	63,763,266	1.8
708,774		Nucor Corp.	41,016,751	1.2
			104,780,017	3.0
		Real Estate: 3.1%
730,398		Crown Castle International Corp.	73,171,272	2.1
358,267		Mid-America Apartment Communities, Inc.	37,754,176	1.0
			110,925,448	3.1
		Telecommunication Services: 2.9%
1,836,059		AT&T, Inc.	69,274,506	2.0
1,392,689	L	CenturyLink, Inc.	33,257,413	0.9
			102,531,919	2.9
		Utilities: 3.4%
477,213		NextEra Energy, Inc.	66,871,858	1.9
811,191		PG&E Corp.	53,838,746	1.5
			120,710,604	3.4
		Total Common Stock (Cost $2,752,015,350)	3,448,331,435	97.9

See Accompanying Notes to Financial Statements
62

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
	Utilities: —%
30,000,000	Other Securities	$—	—
	Total Corporate Bonds/Notes (Cost $—)	—	—
	Total Long-Term Investments (Cost $2,752,015,350)	3,448,331,435	97.9
SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateralcc: 1.0%
768,821	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $768,891, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $784,197, due 07/28/17-09/09/49)	768,821	0.0
8,266,821	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $8,267,602, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $8,432,157, due 07/15/17-05/20/67)	8,266,821	0.3
7,841,571	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $7,842,312, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $7,998,403, due 07/13/17-12/01/51)	7,841,571	0.2
935,824	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $935,906, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $954,542, due 07/15/17-01/15/37)	935,824	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
459,635	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $459,682, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market V alue plus accrued interest $468,830, due 07/07/17- 01/15/30)	$459,635	0.0
8,266,821	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $8,267,636, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $8,432,157, due 08/15/21-09/09/49)	8,266,821	0.3
8,266,800	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $8,267,683, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,432,112, due 01/15/19- 02/15/46)	8,266,800	0.2
		34,806,293	1.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
69,722,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $69,722,000)	69,722,000	2.0
	Total Short-Term Investments (Cost $104,528,293)	104,528,293	3.0
	Total Investments in Securities (Cost $2,856,543,643)	$3,552,859,728	100.9
	Liabilities in Excess of Other Assets	(32,208,048)	(0.9)
	Net Assets	$3,520,651,680	100.0

See Accompanying Notes to Financial Statements
63

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2017 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $2,871,811,521.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$740,512,284
Gross Unrealized Depreciation	(59,464,077)
Net Unrealized Appreciation	$681,048,207

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$3,448,331,435	$—	$—	$3,448,331,435
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	69,722,000	34,806,293	—	104,528,293
Total Investments, at fair value	$3,518,053,435	$34,806,293	$—	$3,552,859,728

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements
64

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited)

Investment Type Allocation as of June 30, 2017 (as a percentage of net assets)

Corporate Bonds/Notes	27.6%
U.S. Government Agency Obligations	24.6%
Mutual Funds	16.6%
U.S. Treasury Obligations	13.0%
Collateralized Mortgage Obligations	12.3%
Asset-Backed Securities	10.9%
Commercial Mortgage-Backed Securities	3.8%
Foreign Government Bonds	0.2%
Preferred Stock	0.1%
Municipal Bonds	0.0%
Liabilities in Excess of Other Assets*	(9.1)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.6%
		Basic Materials: 0.8%
2,368,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.400%, 12/01/26	$2,410,577	0.1
4,274,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	4,314,581	0.1
24,608,000		Other Securities	25,483,931	0.6
			32,209,089	0.8
		Communications: 2.9%
24,675,000		AT&T, Inc., 3.600%-5.450%, 03/15/22-03/09/49	24,917,152	0.6
7,337,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, 02/15/28	7,245,236	0.2
7,689,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%-4.908%, 07/23/22-07/23/25	8,277,845	0.2
3,430,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	3,430,000	0.1
3,325,000	#	Sirius XM Radio, Inc., 5.375%, 04/15/25	3,445,531	0.1
3,754,000		Time Warner Cable LLC, 5.875%, 11/15/40	4,202,858	0.1
12,612,000		Time Warner, Inc., 4.050%-6.500%, 12/15/23-07/15/45	13,644,342	0.3
8,656,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	8,789,501	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
12,099,000		Verizon Communications, Inc., 3.000%-5.050%, 11/01/21-08/21/54	$12,422,737	0.3
35,188,000		Other Securities	36,200,845	0.8
			122,576,047	2.9
		Consumer, Cyclical: 2.1%
2,005,000	#	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	2,097,731	0.0
1,020,000	#	Harley-Davidson Financial Services, Inc., 2.550%, 06/09/22	1,011,638	0.0
200,000	#	Nemak SA de CV, 5.500%, 02/28/23	206,500	0.0
3,310,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	3,310,000	0.1
3,685,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	3,620,512	0.1
8,310,000		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/30	8,166,237	0.2
67,722,214		Other Securities	70,565,616	1.7
			88,978,234	2.1
		Consumer, Non-cyclical: 4.3%
10,445,000		Abbott Laboratories, 2.800%-4.900%, 09/15/20-11/30/46	11,215,411	0.3
13,913,000		AbbVie, Inc., 3.200%-4.450%, 11/06/22-05/14/46	14,232,551	0.3
16,871,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	17,414,466	0.4
3,734,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	4,138,000	0.1
2,072,000	#	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/48	2,217,305	0.1
2,210,000	#	Hill-Rom Holdings, Inc., 5.000%, 02/15/25	2,265,250	0.0
3,770,000	#	Imperial Brands Finance PLC, 2.950%, 07/21/20	3,836,171	0.1
2,113,000	#	Imperial Brands Finance PLC, 3.750%, 07/21/22	2,202,124	0.0
3,000,000	#	Moody’s Corp., 3.250%, 01/15/28	2,962,740	0.1

See Accompanying Notes to Financial Statements
65

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
3,250,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	$3,380,000	0.1
3,215,000	#	Post Holdings, Inc., 5.000%, 08/15/26	3,215,000	0.1
5,000,000	#	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21	4,537,500	0.1
107,637,000		Other Securities(a)	109,988,227	2.6
			181,604,745	4.3
		Energy: 3.2%
10,592,000		BP Capital Markets PLC, 3.062%-3.224%, 03/17/22-05/04/26	10,697,433	0.3
1,820,000		Cenovus Energy, Inc., 3.800%, 09/15/23	1,797,694	0.0
5,671,000	#,L	Cenovus Energy, Inc., 4.250%, 04/15/27	5,413,543	0.2
5,291,000	#	Cenovus Energy, Inc., 5.400%, 06/15/47	4,962,471	0.1
14,109,000	L	Energy Transfer L.P., 4.200%-9.700%, 03/15/19-04/15/47	14,545,746	0.3
5,604,000	#	Sabine Pass Liquefaction LLC, 4.200%, 03/15/28	5,674,089	0.1
14,201,000		Shell International Finance BV, 3.250%-4.375%, 05/11/25-05/10/46	14,349,827	0.3
75,828,000		Other Securities(a)	78,632,806	1.9
			136,073,609	3.2
		Financial: 9.1%
5,220,000	#	ABN AMRO Bank NV, 4.800%, 04/18/26	5,563,116	0.1
2,010,000	#	Athene Global Funding, 2.750%, 04/20/20	2,015,055	0.1
1,279,000	#	Athene Global Funding, 4.000%, 01/25/22	1,329,239	0.0
1,316,000	#	Australia & New Zealand Banking Group Ltd., 4.400%, 05/19/26	1,360,478	0.0
34,849,000		Bank of America Corp., 2.503%-4.250%, 10/19/20-01/20/28	35,583,527	0.8
9,073,000		Barclays PLC, 3.250%, 01/12/21	9,237,113	0.2
1,959,000		Barclays PLC, 4.337%, 01/10/28	2,020,716	0.1
3,335,000	#	BPCE SA, 5.150%, 07/21/24	3,568,563	0.1
15,674,000		Citigroup, Inc., 3.200%-5.500%, 09/13/25-01/10/28	16,519,533	0.4
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
2,757,000	#	Citizens Financial Group, Inc., 4.150%, 09/28/22	$2,877,613	0.1
1,370,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	1,596,392	0.0
3,090,000	#	Credit Agricole SA/London, 4.125%, 01/10/27	3,235,867	0.1
4,287,000	#	Credit Suisse AG, 6.500%, 08/08/23	4,831,021	0.1
5,610,000	#	Credit Suisse Group AG, 3.574%, 01/09/23	5,758,216	0.1
6,372,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%-3.800%, 04/16/21-09/15/22	6,594,913	0.2
2,445,000	#	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	2,536,687	0.1
3,215,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	3,339,581	0.1
3,000,000	#	Farmers Exchange Capital, 7.050%, 07/15/28	3,831,561	0.1
3,296,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/21	3,305,156	0.1
16,581,000		Goldman Sachs Group, Inc., 2.600%-6.750%, 04/23/20-05/22/45	18,073,495	0.4
1,300,000	#	Great-West Lifeco Finance Delaware L.P., 4.150%, 06/03/47	1,307,198	0.0
1,600,000	#	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/77	1,702,453	0.0
3,400,000	#	ING Bank NV, 2.000%, 11/26/18	3,403,618	0.1
3,264,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,455,489	0.1
24,529,000		JPMorgan Chase & Co., 2.550%-6.125%, 10/29/20-10/30/65	25,478,821	0.6
3,818,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	4,117,828	0.1
17,613,000		Morgan Stanley, 2.750%-4.000%, 05/19/22-04/23/27	17,729,204	0.4
2,661,000	#,L	Nordea Bank AB, 6.125%, 12/29/49	2,790,724	0.1
600,000	#	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	682,500	0.0

See Accompanying Notes to Financial Statements
66

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
3,315,000		Santander UK Group Holdings PLC, 3.571%, 01/10/23	$3,393,599	0.1
2,427,000	#	Santander UK Group Holdings PLC, 5.625%, 09/15/45	2,749,585	0.1
4,941,000		Santander UK PLC, 2.375%, 03/16/20	4,971,614	0.1
2,180,000	#	Santander UK PLC, 5.000%, 11/07/23	2,344,411	0.0
8,050,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.750%, 03/23/27	8,134,831	0.2
7,218,000	#,L	Standard Chartered PLC, 4.300%, 02/19/27	7,275,441	0.2
3,600,000	#	UBS AG/London, 2.200%, 06/08/20	3,605,173	0.1
5,989,000		Wells Fargo & Co., 4.100%-4.750%, 06/03/26-12/07/46	6,279,239	0.1
147,368,000		Other Securities(a)	153,142,813	3.6
			385,742,383	9.1
		Industrial: 1.1%
308,000	#,L	Cemex SAB de CV, 6.125%, 05/05/25	332,640	0.0
3,903,000	#	Novelis Corp., 5.875%, 09/30/26	4,029,847	0.1
2,180,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	2,407,538	0.1
3,569,000	#	Siemens Financieringsmaatschappij NV, 3.300%, 09/15/46	3,233,639	0.0
3,060,000	#	Siemens Financieringsmaatschappij NV, 4.200%, 03/16/47	3,254,665	0.1
32,812,000		Other Securities	33,914,164	0.8
			47,172,493	1.1
		Technology: 2.5%
15,390,000		Apple, Inc., 2.450%-4.650%, 02/09/24-02/23/46	15,778,234	0.4
3,620,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	3,707,589	0.1
2,026,000	#	Dell International LLC / EMC Corp., 4.420%, 06/15/21	2,137,548	0.0
8,467,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	9,198,413	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
3,750,000	#	Dell International LLC / EMC Corp., 6.020%, 06/15/26	$4,138,099	0.1
2,690,000	#	Everett Spinco, Inc., 4.250%, 04/15/24	2,791,007	0.1
3,755,000	#	First Data Corp., 5.750%, 01/15/24	3,914,587	0.1
17,167,000		Microsoft Corp., 3.300%-4.450%, 02/06/27-02/06/47	18,319,009	0.4
45,370,000		Other Securities	46,467,503	1.1
			106,451,989	2.5
		Utilities: 1.6%
1,831,000	#	EDP Finance BV, 3.625%, 07/15/24	1,819,446	0.0
4,976,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	5,223,835	0.1
2,630,000	#	New York State Electric & Gas Corp., 3.250%, 12/01/26	2,637,025	0.1
57,254,000		Other Securities	58,184,758	1.4
			67,865,064	1.6
		Total Corporate Bonds/Notes (Cost $1,142,040,938)	1,168,673,653	27.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.3%
7,280,159		Alternative Loan Trust 2005-10CB 1A1, 1.716%, 05/25/35	5,956,056	0.1
5,884,974		Alternative Loan Trust 2005-51 3A2A, 2.022%, 11/20/35	5,566,108	0.1
2,701,228		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/35	2,550,177	0.1
3,347,867		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	3,246,285	0.1
807,489 ^		Alternative Loan Trust 2005-J3 2A2, 3.784%, 05/25/35	76,395	0.0
2,013,765		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	1,610,186	0.0
5,129,302		Alternative Loan Trust 2006-HY11 A1, 1.336%, 06/25/36	4,371,127	0.1
3,038,494		Alternative Loan Trust 2007-23CB A3, 1.716%, 09/25/37	1,952,582	0.1

See Accompanying Notes to Financial Statements
67

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
621,405	#	Angel Oak Mortgage Trust LLC 2015-1 A, 4.500%, 11/25/45	$623,769	0.0
320,473		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/37	307,116	0.0
115,602	#	BCAP LLC 2011-RR5-I Trust 12A1, 5.042%, 03/26/37	113,881	0.0
1,515,176		Bear Stearns ALT-A Trust 2005-10 22A1, 3.364%, 01/25/36	1,427,064	0.0
743,195		Bear Stearns ALT-A Trust 2005-4 23A1, 3.475%, 05/25/35	735,594	0.0
1,996,400		Bear Stearns ALT-A Trust 2006-6 31A1, 3.254%, 11/25/36	1,804,835	0.1
1,674,609		Bear Stearns ALT-A Trust 2006-6 32A1, 3.250%, 11/25/36	1,384,880	0.0
21,754		Bear Stearns ARM Trust 2005-12 13A1, 3.544%, 02/25/36	21,228	0.0
298,625		Bear Stearns ARM Trust 2005-2 A2, 3.636%, 03/25/35	302,501	0.0
1,628,108		Bear Stearns ARM Trust 2005-9 A1, 2.830%, 10/25/35	1,602,544	0.1
253,560		Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.421%, 01/26/36	230,177	0.0
2,176,682	#	Bellemeade Re Ltd. 2015-1A M2, 5.516%, 07/25/25	2,227,433	0.1
464,584		Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/36	476,148	0.0
1,460,490		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/37	1,497,601	0.0
219,062		Citigroup Mortgage Loan Trust 2006-AR1 1A1, 3.210%, 10/25/35	219,373	0.0
2,642,828		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.667%, 09/25/37	2,417,199	0.1
149,283		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 3.176%, 08/25/35	149,817	0.0
4,665,571		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/35	4,733,682	0.1
486,989		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/37	448,831	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000	Fannie Mae 2011-128 KB, 4.500%, 12/25/41	$1,126,167	0.0
10,806,721	Fannie Mae 2011-99 CZ, 4.500%, 10/25/41	12,115,248	0.3
43,944,876 ^	Fannie Mae 2016-82 SD, 4.834%, 11/25/46	7,817,767	0.2
1,900,000	Fannie Mae Connecticut Avenue Securities 2014-C01 M2, 5.616%, 01/25/24	2,175,882	0.1
3,810,000	Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 4.116%, 07/25/24	4,028,504	0.1
10,335,000	Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 4.216%, 07/25/24	11,027,751	0.3
1,205,000	Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 6.216%, 07/25/25	1,337,575	0.0
4,099,617	Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 5.516%, 02/25/25	4,463,632	0.1
1,155,000	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 4.766%, 07/25/29	1,221,187	0.0
3,600,000	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 4.866%, 09/25/29	3,824,267	0.1
188,125 ^	Fannie Mae Interest Strip Series 343 22, 4.000%, 11/25/18	3,302	0.0
816,510 ^	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/43	162,061	0.0
614,646 ^	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/43	105,858	0.0
3,714	Fannie Mae REMIC Trust 1989-4 D, 10.000%, 02/25/19	3,849	0.0
20,546	Fannie Mae REMIC Trust 1994-77 FB, 2.716%, 04/25/24	20,977	0.0
616,245	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/29	682,124	0.0
472,320	Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/31	522,826	0.0
52,869	Fannie Mae REMIC Trust 2002-21 FC, 2.116%, 04/25/32	54,076	0.0
1,262,416 ^	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/ 33	294,486	0.0

See Accompanying Notes to Financial Statements
68

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
57,381	Fannie Mae REMIC Trust 2004-10 SC, 23.736%, 02/25/34	$66,680	0.0
185,552	Fannie Mae REMIC Trust 2004-11 A, 1.336%, 03/25/34	184,422	0.0
765,590	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/36	858,617	0.0
165,494	Fannie Mae REMIC Trust 2005-57 CD, 20.565%, 01/25/35	190,465	0.0
217,786	Fannie Mae REMIC Trust 2005-74 DK, 19.136%, 07/25/35	349,159	0.0
8,267,446 ^	Fannie Mae REMIC Trust 2005-92 SC, 5.464%, 10/25/35	1,523,302	0.0
718,942	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/36	790,684	0.0
1,745,302	Fannie Mae REMIC Trust 2006-104 ES, 27.370%, 11/25/36	3,107,098	0.1
10,767,672 ^	Fannie Mae REMIC Trust 2006-12 SD, 5.534%, 10/25/35	1,787,299	0.1
4,258,286 ^	Fannie Mae REMIC Trust 2006-123 UI, 5.524%, 01/25/37	874,944	0.0
1,180,814 ^	Fannie Mae REMIC Trust 2006-72 HS, 5.484%, 08/25/26	178,178	0.0
399,262	Fannie Mae REMIC Trust 2007-73 A1, 1.276%, 07/25/37	391,890	0.0
830,555	Fannie Mae REMIC Trust 2008-20 SP, 12.460%, 03/25/38	1,085,091	0.0
3,771,491	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/36	4,047,278	0.1
13,446,231 ^	Fannie Mae REMIC Trust 2010-102 SB, 5.384%, 09/25/40	2,645,343	0.1
4,398,309 ^	Fannie Mae REMIC Trust 2010-116 SE, 5.384%, 10/25/40	831,450	0.0
13,359,843 ^	Fannie Mae REMIC Trust 2010-123 SL, 4.854%, 11/25/40	2,151,119	0.1
5,280,260 ^	Fannie Mae REMIC Trust 2010-126 NI, 5.500%, 11/25/40	1,079,217	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,050,000	Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/39	$5,380,307	0.1
6,976,166 ^	Fannie Mae REMIC Trust 2010-55 AS, 5.204%, 06/25/40	1,192,956
8,159,907	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/40	9,113,247	0.2
2,273,761	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/40	2,493,407	0.1
14,367,650 ^	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/41	1,512,612	0.0
3,393,229 ^	Fannie Mae REMIC Trust 2012-10 US, 5.234%, 02/25/42	497,670	0.0
2,113,190	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/41	2,165,419	0.1
16,534,763 ^	Fannie Mae REMIC Trust 2012-113 SG, 4.884%, 10/25/42	3,227,148	0.1
12,323,672 ^	Fannie Mae REMIC Trust 2012-122 SB, 4.934%, 11/25/42	2,659,955	0.1
6,309,020 ^	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/32	620,827	0.0
3,314,819 ^	Fannie Mae REMIC Trust 2012-131 BS, 3.927%, 12/25/42	2,891,413	0.1
21,010,881 ^	Fannie Mae REMIC Trust 2012-137 SN, 4.884%, 12/25/42	3,934,674	0.1
9,135,227 ^	Fannie Mae REMIC Trust 2012-15 SP, 5.404%, 06/25/40	1,160,428	0.0
5,858,587 ^	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/ 42	1,147,471	0.0
383,927	Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/42	385,730	0.0
14,929,562 ^	Fannie Mae REMIC Trust 2013-60 DS, 4.984%, 06/25/33	2,816,310	0.1
11,539,821 ^	Fannie Mae REMIC Trust 2013-9 DS, 4.934%, 02/25/43	2,555,999	0.1
451,146 ^	Fannie Mae REMIC Trust 2013-9 SA, 4.934%, 03/25/42	67,090	0.0

See Accompanying Notes to Financial Statements
69

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,696,084 ^	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/41	$657,151	0.0
39,576,016 ^	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/45	9,014,696	0.2
15,773,053 ^	First Horizon Alternative Mortgage Securities Trust 2005-FA10 1A2 1A2, 3.484%, 01/25/36	1,847,927	0.1
2,209,449 ^	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 5.484%, 12/25/36	600,019	0.0
8,484,859 ^	Freddie Mac 2815 GS, 4.841%, 03/15/34	1,347,242	0.0
666,647	Freddie Mac Reference Series R006 ZA, 6.000%, 04/15/36	759,559	0.0
13,796	Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/21	15,067	0.0
412,791	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/29	469,140	0.0
404,203	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/29	461,836	0.0
17,296	Freddie Mac REMIC Trust 2411 FJ, 1.509%, 12/15/29	17,302	0.0
255,366	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/32	289,241	0.0
549,022	Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/32	624,613	0.0
818,498	Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/22	870,776	0.0
515,204	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/32	574,589	0.0
251	Freddie Mac REMIC Trust 2559 PB, 5.500%, 08/15/30	257	0.0
637,753	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/33	701,312	0.0
614,006 ^	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/33	146,035	0.0
714,552	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/34	797,652	0.0
1,584,605	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/34	1,717,828	0.0
1,481,290	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/35	1,620,196	0.0
1,600,453	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/35	1,752,520	0.1
9,208,197 ^	Freddie Mac REMIC Trust 3045 DI, 5.571%, 10/15/35	1,684,564	0.0
150,146	Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/35	153,968	0.0
5,811,153 ^	Freddie Mac REMIC Trust 3064 SP, 5.441%, 03/15/35	627,981	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
662,931	Freddie Mac REMIC Trust 3065 DC, 16.383%, 03/15/35	$991,091	0.0
1,721,521 ^	Freddie Mac REMIC Trust 3102 IS, 20.317%, 01/15/36	887,133	0.0
5,415,647	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/36	6,051,191	0.2
2,909,099 ^	Freddie Mac REMIC Trust 3170 SA, 5.441%, 09/15/33	518,315	0.0
2,184,685 ^	Freddie Mac REMIC Trust 3171 PS, 5.326%, 06/15/36	332,081	0.0
2,575,076	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/37	2,876,920	0.1
629,337 ^	Freddie Mac REMIC Trust 3524 LA, 5.275%, 03/15/33	686,645	0.0
274,414	Freddie Mac REMIC Trust 3556 NT, 4.259%, 03/15/38	282,363	0.0
10,532,011 ^	Freddie Mac REMIC Trust 3589 SB, 5.041%, 10/15/39	1,800,330	0.1
2,058,490 ^	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/40	363,895	0.0
11,233,648	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/34	12,523,525	0.3
4,067,702	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/36	4,542,337	0.1
406,849 ^	Freddie Mac REMIC Trust 3668 EI, 5.500%, 12/15/18	6,300	0.0
2,009,904 ^	Freddie Mac REMIC Trust 3710 SL, 4.841%, 05/15/36	126,814	0.0
2,156,816	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/37	2,400,274	0.1
3,297,545 ^	Freddie Mac REMIC Trust 3752 WS, 5.441%, 12/15/39	282,659	0.0
2,612,951	Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/37	2,848,954	0.1
5,000,000 ^	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/38	850,283	0.0
2,566,983	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/41	2,739,717	0.1
9,201,910 ^	Freddie Mac REMIC Trust 3856 KS, 5.391%, 05/15/41	1,713,671	0.0
1,523,000	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/41	1,652,189	0.0
3,776,339 ^	Freddie Mac REMIC Trust 3925 SD, 4.891%, 07/15/40	494,304	0.0
18,335,088 ^	Freddie Mac REMIC Trust 3925 SL, 4.891%, 01/15/41	2,315,500	0.1
8,434,640 ^	Freddie Mac REMIC Trust 3936 GS, 5.541%, 11/15/25	779,418	0.0
20,734,715 ^	Freddie Mac REMIC Trust 3951 SN, 5.391%, 11/15/41	4,433,348	0.1
9,483,870 ^	Freddie Mac REMIC Trust 3984 NS, 5.441%, 01/15/40	1,022,372	0.0

See Accompanying Notes to Financial Statements
70

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,738,679	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/42	$1,875,487	0.1
3,249,018	Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/42	3,774,615	0.1
3,880,378 ^	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/40	476,153	0.0
8,796,984 ^	Freddie Mac REMIC Trust 4094 YS, 5.541%, 04/15/40	1,212,700	0.0
15,704,780 ^	Freddie Mac REMIC Trust 4102 MS, 5.441%, 09/15/42	3,401,487	0.1
1,417,246 ^	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/43	252,000	0.0
5,828,053	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/33	5,930,663	0.1
24,192,105	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/41	27,455,319	0.7
15,535,295 ^	Freddie Mac REMIC Trust 4313 SD, 4.991%, 03/15/44	2,528,843	0.1
23,630,248 ^	Freddie Mac REMIC Trust 4313 SE, 4.991%, 03/15/44	3,934,214	0.1
4,925,024 ^	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/42	716,154	0.0
2,587,130 ^	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/43	490,618	0.0
6,575,281	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/44	7,296,870	0.2
10,706,815 ^	Freddie Mac REMIC Trust 4346 ST, 5.041%, 07/15/39	1,438,345	0.0
10,160,137	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/44	11,250,801	0.3
8,375,830 ^	Freddie Mac REMIC Trust 4386 LS, 4.941%, 09/15/44	1,572,957	0.0
7,495,811	Freddie Mac Series 4348 ZX, 4.250%, 06/15/44	8,068,351	0.2
15,520,902 ^	Freddie Mac Strips Series 311 S1, 4.791%, 08/15/43	3,242,611	0.1
1,470,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2013-DN2 M2, 5.466%, 11/25/23	1,642,012	0.0
1,700,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ1 M3, 5.316%, 08/25/24	1,865,199	0.1
3,760,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.966%, 10/25/24	4,176,471	0.1
2,800,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.916%, 04/25/28	3,226,138	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
16,890,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 6.016%, 05/25/28	$19,540,055	0.5
3,350,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.766%, 07/25/28	3,956,641	0.1
3,404,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 5.016%, 03/25/29	3,690,921	0.1
2,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 4.666%, 10/25/29	2,643,776	0.1
1,137,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 4.766%, 08/25/29	1,203,386	0.0
2,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 3.809%, 12/25/29	2,006,166	0.1
362,647	Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/43	427,577	0.0
690,882	Freddie Mac Structured Pass Through Certificates T-62 1A1, 1.892%, 10/25/44	700,955	0.0
106,550	Freddie Mac-Ginnie Mae Series 27 FC, 2.875%, 03/25/24	108,665	0.0
106,278	Ginnie Mae Series 2002-21 FV, 1.572%, 03/16/32	106,841	0.0
1,667,803 ^	Ginnie Mae Series 2005-7 AH, 5.598%, 02/16/35	280,704	0.0
1,219,409 ^	Ginnie Mae Series 2006-17 WI, 5.788%, 04/20/36	41,593	0.0
254,152	Ginnie Mae Series 2007-37 S, 21.004%, 04/16/37	306,891	0.0
652,272	Ginnie Mae Series 2007-8 SP, 18.118%, 03/20/37	959,283	0.0
2,671,138 ^	Ginnie Mae Series 2008-35 SN, 5.188%, 04/20/38	405,668	0.0
2,220,561 ^	Ginnie Mae Series 2008-40 PS, 5.328%, 05/16/38	384,116	0.0
16,514,952 ^	Ginnie Mae Series 2009-106 SU, 4.988%, 05/20/37	2,761,354	0.1
5,567,066 ^	Ginnie Mae Series 2009-25 KS, 4.988%, 04/20/39	864,886	0.0

See Accompanying Notes to Financial Statements
71

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,881,683	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/39	$3,131,436	0.1
3,596,226	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/39	3,942,613	0.1
2,574,909 ^	Ginnie Mae Series 2009-33 SN, 5.088%, 05/20/39	183,046	0.0
10,249,437	Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/39	12,624,638	0.3
2,268,967 ^	Ginnie Mae Series 2009-43 HS, 4.988%, 06/20/38	159,527	0.0
4,746,666 ^	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/40	696,442	0.0
3,924,424 ^	Ginnie Mae Series 2010-116 NS, 5.478%, 09/16/40	653,532	0.0
9,879,213 ^	Ginnie Mae Series 2010-116 SK, 5.408%, 08/20/40	1,917,754	0.1
19,628,304 ^	Ginnie Mae Series 2010-149 HS, 4.928%, 05/16/40	2,347,066	0.1
6,565,363 ^	Ginnie Mae Series 2010-4 SP, 5.328%, 01/16/39	916,075	0.0
6,062,981	Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/40	6,605,585	0.2
4,286,747 ^	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/39	572,587	0.0
4,271,780 ^	Ginnie Mae Series 2010-68 MS, 4.638%, 06/20/40	655,964	0.0
7,747,879 ^	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/40	1,837,622	0.0
1,206,734 ^	Ginnie Mae Series 2010-94 PI, 4.500%, 12/20/37	20,794	0.0
6,854,351 ^	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/26	721,573	0.0
2,004,809 ^	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/40	267,303	0.0
120,513	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/32	134,616	0.0
8,343,196 ^	Ginnie Mae Series 2011-80 KS, 5.458%, 06/20/41	1,555,320	0.0
2,226,253 ^	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/40	267,147	0.0
311,482	Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/41	322,586	0.0
21,954,136 ^	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/43	4,484,023	0.1
17,890,742 ^	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/43	3,780,849	0.1
15,544,939 ^	Ginnie Mae Series 2014-3 SU, 4.838%, 07/20/39	2,397,657	0.1
1,229,525	Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/44	1,364,728	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
19,079,135 ^		Ginnie Mae Series 2014-55 MS, 5.028%, 04/16/44	$3,066,683	0.1
23,496,770 ^		Ginnie Mae Series 2014-56 SP, 5.028%, 12/16/39	3,316,804	0.1
15,986,243 ^		Ginnie Mae Series 2014-58 CS, 4.428%, 04/16/44	2,445,524	0.1
20,142,149 ^		Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/44	5,167,341	0.1
7,804,485 ^		Ginnie Mae Series 2014-99 S, 4.388%, 06/20/44	1,413,056	0.0
23,758		JP Morgan Mortgage Trust 2005-A1 6T1, 3.505%, 02/25/35	23,583	0.0
251,910		JP Morgan Mortgage Trust 2007-A1 5A5, 3.406%, 07/25/35	253,279	0.0
10,713,569 ^		Lehman Mortgage Trust 2006-9, 5.404%, 01/25/37	2,240,329	0.1
2,056,789		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/37	1,756,899	0.0
28,828	#	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 6.808%, 02/19/30	28,379	0.0
1,888,077	#	RBSSP Resecuritization Trust 2011-3 2A1, 1.274%, 02/26/37	1,806,866	0.0
13,023		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.895%, 02/27/34	12,880	0.0
43,390		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 2.176%, 08/25/42	42,010	0.0
61,766		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 1.856%, 01/25/45	61,451	0.0
1,437,577		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.313%, 10/25/36	1,324,226	0.0
449,196		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.145%, 07/25/46	429,803	0.0

See Accompanying Notes to Financial Statements
72

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
97,960,991 ^	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.136%, 08/25/45	$3,503,026	0.1
1,227,076	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.937%, 10/25/36	1,185,668	0.0
2,223,957	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.812%, 12/25/36	1,950,438	0.1
4,632,868	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.887%, 08/25/46	4,269,258	0.1
5,507,083	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.763%, 04/25/37	4,877,845	0.1
3,343,648	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.845%, 07/25/37	2,783,057	0.1
4,166,027	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	3,721,031	0.1
399,756	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	379,260	0.0
5,858,732	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.692%, 08/25/46	4,311,659	0.1
3,171,908	Wells Fargo Alternative Loan 2007-PA2 2A1, 1.646%, 06/25/37	2,520,358	0.1
134,103	Wells Fargo Mortgage Backed Securities 2004-EE Trust 2A1, 3.237%, 12/25/34	135,971	0.0
448,201	Wells Fargo Mortgage Backed Securities 2005-AR7 Trust 1A1, 3.341%, 05/25/35	450,005	0.0
127,131	Wells Fargo Mortgage Backed Securities 2005-AR9 Trust 2A1, 3.132%, 10/25/33	128,614	0.0
2,106,873	Wells Fargo Mortgage Backed Securities 2006-AR2 Trust 2A5, 3.107%, 03/25/36	2,071,502	0.1
1,043,418	Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.360%, 04/25/36	959,749	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
96,604		Wells Fargo Mortgage Backed Securities Trust 2004-CC A1, 3.099%, 01/25/35	$98,646	0.0
35,262,267		Other Securities	31,281,799	0.7
		Total Collateralized Mortgage Obligations (Cost $499,712,484)	519,073,095	12.3
MUNICIPAL BONDS: 0.0%
		California: 0.0%
1,600,000		Other Securities	2,139,429	0.0
		Total Municipal Bonds (Cost $1,609,812)	2,139,429	0.0
FOREIGN GOVERNMENT BONDS: 0.2%
6,465,000		Other Securities	6,573,273	0.2
		Total Foreign Government Bonds (Cost $6,465,000)	6,573,273	0.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.6%
		Federal Home Loan Mortgage Corporation: 8.1%##
23,100,000	W,Z	3.000%, due 08/01/44	23,015,180	0.5
16,544,594		3.500%, due 01/01/45	17,015,164	0.4
113,863,000	W	3.500%, due 08/01/45	116,768,797	2.8
47,439,000	W	4.000%, due 08/01/44	49,800,383	1.2
9,891,768		4.000%, due 09/01/45	10,415,798	0.2
120,576,363	W	2.500%-6.500%, due 07/01/19-11/01/45	125,279,451	3.0
			342,294,773	8.1
		Federal National Mortgage Association: 13.3%##
18,459,097		3.000%, due 07/01/43	18,539,329	0.4
24,956,000	W	3.000%, due 08/01/44	24,885,707	0.6
14,165,641		3.000%, due 04/01/45	14,204,872	0.3
206,360,000	W	3.500%, due 08/01/46	211,605,834	5.0
14,344,082		4.000%, due 12/01/39	15,154,029	0.4
10,523,845		4.000%, due 01/01/45	11,247,098	0.3
249,160,338	W	1.932%-7.500%, due 07/01/18-08/01/46	265,395,057	6.3
			561,031,926	13.3
		Government National Mortgage Association: 3.2%
18,669,000	W	3.000%, due 07/01/44	18,858,607	0.4
18,580,000	W	3.500%, due 07/01/44	19,246,266	0.5
22,375,537		3.500%, due 07/20/46	23,207,557	0.5
30,113,000	W	4.000%, due 07/01/44	31,689,227	0.8
19,960,000	W	4.500%, due 07/01/44	21,216,856	0.5
21,731,844		4.000%-5.500%, due 11/15/35-10/20/60	23,298,595	0.5
			137,517,108	3.2

See Accompanying Notes to Financial Statements
73

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
		Total U.S. Government Agency Obligations (Cost $1,038,704,415)	$1,040,843,807	24.6
COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.8%
5,540,000	#	BAMLL Re-REMIC Trust 2014-FRR5 A502, 1.064%, 03/27/45	5,485,115	0.1
2,190,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.887%, 02/10/51	2,186,101	0.1
38,487,402 ^		Barclays Commercial Mortgage Trust 2017-C1 XA, 1.696%, 02/15/50	4,185,979	0.1
22,800,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	979,928	0.0
5,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4 G, 6.200%, 06/11/41	5,288,793	0.1
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	1,359,795	0.1
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	1,354,230	0.0
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	1,328,029	0.0
155,298		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.279%, 10/12/42	156,936	0.0
3,538,610	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	3,582,454	0.1
18,358,876 ^		COMM 2012-CR1 XA, 2.060%, 05/15/45	1,360,176	0.0
31,305,776 ^		COMM 2012-CR3 XA, 2.219%, 10/15/45	2,200,668	0.1
25,727,874 ^		COMM 2012-CR5 XA, 1.875%, 12/10/45	1,558,553	0.0
38,356,157 ^		COMM 2014-LC15 XA, 1.508%, 04/10/47	2,100,153	0.1
214,711,000	#,^	COMM 2014-UBS2 XB, 0.208%, 03/10/47	2,012,873	0.0
4,000,000		COMM 2015-PC1 C, 4.589%, 07/10/50	3,723,589	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
83,193,640 ^		COMM 2016-CR28 XA, 0.374%, 02/10/49	$3,458,027	0.1
15,371,196 ^		COMM 2012-CR2 XA, 1.841%, 08/15/45	1,070,430	0.0
65,166,000	#,^	COMM 2012-CR4 XB, 0.746%, 10/15/45	1,994,060	0.1
20,100,152	#,^	COMM 2012-LC4 XA, 2.387%, 12/10/44	1,501,990	0.0
50,639	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	50,504	0.0
1,760,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/ 37	1,758,291	0.0
2,000,000	#	DBWF 2016-85T Mortgage Trust, 3.935%, 12/10/36	2,038,387	0.1
4,450,000	#	DBUBS 2011-LC2A D, 5.727%, 07/10/44	4,696,834	0.1
25,321,315 ^		Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.542%, 02/25/20	3,257,886	0.1
20,760,000 ^		Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.438%, 08/25/20	3,051,678	0.1
48,164,896 ^		Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.367%, 04/25/21	1,875,647	0.0
34,749,480 ^		Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.570%, 05/25/22	1,990,916	0.1
47,284,020 ^		Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.409%, 08/25/22	2,568,884	0.1
22,000,000 ^		Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.719%, 06/25/41	1,829,859	0.0
15,700,000 ^		Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.853%, 12/25/41	1,466,225	0.0

See Accompanying Notes to Financial Statements
74

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
37,526,702 ^		Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.686%, 10/25/18	$596,198	0.0
31,656,682 ^		Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.658%, 12/25/18	535,327	0.0
48,898,861 ^		Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.643%, 03/25/19	1,027,580	0.0
48,070,892 ^		Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.810%, 07/25/19	1,247,473	0.0
58,706,989 ^		Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.454%, 11/25/19	1,385,021	0.0
28,542,548 ^		Freddie Mac Multifamily Structured Pass Through Certificates KS06 X, 1.213%, 08/25/26	2,044,526	0.1
17,841,405 ^		Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.896%, 08/25/39	1,823,718	0.0
614,972,854	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	2,168,148	0.1
454,822,819	#,^	FREMF Mortgage Trust 2013-K29 X2A, 0.125%, 05/25/46	2,571,614	0.1
21,769,222 ^		GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.412%, 11/10/45	1,711,109	0.0
7,600,000	#	GS Mortgage Securities Trust 2010-C2 D, 5.356%, 12/10/43	7,698,121	0.2
4,400,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	3,917,998	0.1
34,780,235 ^		GS Mortgage Securities Trust 2012-GCJ7 XA, 2.429%, 05/10/45	2,551,589	0.1
16,619,161 ^		GS Mortgage Securities Trust 2013-GC16 XA, 1.588%, 11/10/46	779,671	0.0
20,254,000 ^		JPMCC Commercial Mortgage Securities Trust 2017-JP6 XA, 1.332%, 07/15/50	1,669,402	0.0
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
700,249	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.951%, 05/15/41	$705,468	0.0
2,920,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	2,811,221	0.1
23,450,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.424%, 12/15/47	396,521	0.0
3,448,947	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/37	3,412,785	0.1
783,743	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.758%, 10/15/37	781,731	0.0
3,829,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.510%, 06/12/41	3,901,456	0.1
5,480,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	5,520,023	0.1
36,459,159 ^		JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.826%, 06/15/45	1,918,357	0.1
2,743,585 ^		JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.330%, 10/15/48	160,708	0.0
442,289	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.838%, 02/15/40	441,868	0.0
2,723,000	#	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.938%, 02/15/40	2,696,325	0.1
158,976		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	161,442	0.0
4,290,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	4,299,433	0.1
1,000,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	997,169	0.0

See Accompanying Notes to Financial Statements
75

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,600,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	$2,588,706	0.1
2,160,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.062%, 06/15/38	2,160,334	0.0
2,352,011	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.908%, 11/15/38	5,136	0.0
12,288,244	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.908%, 11/15/38	26,831	0.0
3,930,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 D, 4.846%, 08/15/45	3,953,109	0.1
1,000,000	#	Morgan Stanley Capital I Trust 2005-T19 G, 5.774%, 06/12/47	999,989	0.0
2,375,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.588%, 09/15/47	2,549,174	0.1
3,325,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.588%, 09/15/47	3,549,007	0.1
45,070	#	Morgan Stanley Capital I, Inc. 1999-WF1 M, 5.910%, 11/15/31	44,969	0.0
817,956	#	Morgan Stanley Dean Witter Capital I Trust 2001-TOP3 E, 7.830%, 07/15/33	851,038	0.0
5,040,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	4,912,063	0.1
27,574,780	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.088%, 08/10/49	2,199,243	0.1
22,357,342	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.069%, 08/15/45	1,698,384	0.1
26,621,434	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.512%, 03/15/48	1,358,143	0.0
32,947,637 ^		Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.312%, 12/15/47	2,034,760	0.0
1,101,699		Other Securities	1,102,933	0.0
		Total Commercial Mortgage-Backed Securities (Cost $161,342,543)	161,438,811	3.8
U.S. TREASURY OBLIGATIONS: 13.0%
		U.S. Treasury Bonds: 1.0%
40,488,000		3.000%, due 02/15/47	41,846,575	1.0
Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: 12.0%
86,000	L	1.250%, due 05/31/19	$85,803	0.0
141,214,000		1.250%, due 06/30/19	140,844,443	3.3
129,969,000		1.500%, due 06/15/20	129,786,264	3.1
157,373,000		1.750%, due 06/30/22	156,358,731	3.7
40,193,000		2.000%, due 06/30/24	39,833,474	0.9
33,555,000		2.375%, due 05/15/27	33,776,530	0.8
10,000,000		1.375%, due 01/15/20	9,975,780	0.2
			510,661,025	12.0
		Total U.S. Treasury Obligations (Cost $553,111,429)	552,507,600	13.0
ASSET-BACKED SECURITIES: 10.9%
		Automobile Asset-Backed Securities: 0.8%
2,360,000	#	MMCA Auto Owner Trust 2014-A C, 2.260%, 10/15/20	2,359,462	0.1
1,700,000	#	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/21	1,712,492	0.0
7,030,000	#	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	7,116,980	0.2
6,130,000		Santander Drive Auto Receivables Trust 2014-3 D, 2.650%, 08/17/20	6,171,282	0.1
1,850,000	#	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/21	1,846,187	0.1
14,020,000		Other Securities	14,098,336	0.3
			33,304,739	0.8
		Home Equity Asset-Backed Securities: 0.2%
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 2.131%, 03/25/35	2,254,922	0.1
4,582,334		Other Securities	4,528,765	0.1
			6,783,687	0.2
		Other Asset-Backed Securities: 9.6%
3,000,000	#	1776 CLO Ltd. 2006-1A D, 2.929%, 05/08/20	3,010,056	0.1
4,678,104	#	AJAX Mortgage Loan Trust 2016-C, 4.000%, 10/25/57	4,670,507	0.1
2,099,596	#	AJAX Mortgage Loan Trust 2017-A A, 3.470%, 04/25/57	2,101,026	0.1
10,780,000	#	ALM VII Ltd. 2012-7A A1R, 2.638%, 10/15/28	10,847,084	0.2
6,860,000	#	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.158%, 10/15/27	6,903,376	0.2
4,090,000	#	ALM VIII Ltd. 2013-8A A1R, 2.648%, 10/15/28	4,130,327	0.1

See Accompanying Notes to Financial Statements
76

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
2,300,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/52	$2,479,031	0.1
2,553,125	#,^	American Homes 4 Rent 2015-SFR1 XS, 4.225%, 04/17/52	—	—
2,000,000	#	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	2,133,835	0.0
2,200,000	#	American Homes 4 Rent 2015-SFR2 D, 5.036%, 10/17/45	2,352,869	0.1
12,569,217	#,^	American Homes 4 Rent 2015-SFR2 XS, 4.440%, 10/17/45	—	—
4,670,000	#	Apidos CLO XI 2012-11A BR, 3.108%, 01/17/28	4,684,790	0.1
1,540,000	#	Apidos CLO XIV 2013-14A D, 4.658%, 04/15/25	1,533,977	0.0
4,200,000	#	Apidos CLO XVII 2014-17A A2R, 3.008%, 04/17/26	4,200,231	0.1
7,370,000	#	Apidos CLO XVII 2014-17A BR, 3.658%, 04/17/26	7,369,926	0.2
5,370,000	#	Apidos Clo XXV 2016-25A A1, 2.616%, 10/20/28	5,386,561	0.1
5,750,000	#	Ares XXIX CLO Ltd. 2014-1A BR, 3.458%, 04/17/26	5,749,948	0.1
1,950,000	#	Ares XXXII CLO Ltd. 2014-32A BR, 3.432%, 11/15/25	1,949,963	0.1
58,052	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	58,163	0.0
4,280,000	#	Avery Point IV CLO Ltd. 2014-1A CR, 3.506%, 04/25/26	4,280,509	0.1
9,630,000	#	Babson CLO Ltd. 2014-3A AR, 2.478%, 01/15/26	9,648,287	0.2
3,190,000	#	Babson CLO Ltd. 2014-3A C1R, 3.808%, 01/15/26	3,193,554	0.1
1,600,000	#	Bain Capital Credit CLO 2017-1A A2, 4.130%, 07/20/30	1,600,000	0.0
3,470,000	#	Barings CLO Ltd. 2017-1A A2, 5.850%, 07/18/29	3,470,000	0.1
9,020,000	#	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 2.492%, 07/15/29	9,020,000	0.2
12,350,000	#	Benefit Street Partners CLO IV Ltd. 2014-IVA A1R, 2.646%, 01/20/29	12,383,963	0.3
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
1,800,000	#	Birchwood Park CLO Ltd. 2014-1A C1R, 3.408%, 07/15/26	$1,800,238	0.0
2,910,000	#	Blue Hill CLO Ltd. 2013-1A C1R, 3.558%, 01/15/26	2,909,974	0.1
5,260,000	#	BlueMountain CLO 2013-1A A2R, 3.056%, 01/20/29	5,276,006	0.1
5,850,000	#	BlueMountain CLO 2014-4A CR, 3.750%, 11/30/26	5,855,786	0.2
5,070,000	#	BlueMountain CLO 2015-1A BR, 3.655%, 04/13/27	5,088,865	0.1
4,570,000	#	Burnham Park Clo Ltd. 2016-1A A, 2.586%, 10/20/29	4,606,313	0.1
3,880,000	#	Carlyle Global Market Strategies CLO Ltd. 2014-3A BR, 3.320%, 07/27/26	3,887,306	0.1
8,630,000	#	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 2.461%, 04/20/31	8,632,710	0.2
4,530,000	#	Cedar Funding II CLO Ltd. 2013-1A CR, 3.639%, 06/09/30	4,530,000	0.1
3,950,000	#	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.406%, 07/23/30	3,949,952	0.1
13,380,000	#	Cedar Funding VI CLO Ltd. 2016-6A A1, 2.352%, 10/20/28	13,496,821	0.3
6,440,000	#	Cent CLO 2014-22A A2AR, 3.129%, 11/07/26	6,441,056	0.2
3,550,000	#	CIFC Funding Ltd. 2014-4A C1R, 3.808%, 10/17/26	3,549,965	0.1
4,110,000	#	CIFC Funding Ltd. 2016-1A A, 2.636%, 10/21/28	4,123,826	0.1
5,560,000	#	CIFC Funding Ltd. 2017-1A A, 2.243%, 04/23/29	5,563,658	0.1
15,250,000	#	Dryden 33 Senior Loan Fund 2014-33A AR, 2.588%, 10/15/28	15,350,726	0.3
8,000,000	#	Dryden 49 Senior Loan Fund 2017-49A A, 2.538%, 07/18/30	8,000,000	0.2
3,090,000	#	Dryden Senior Loan Fund 2014-31A CR, 3.258%, 04/18/26	3,089,975	0.1
2,330,000	#	Dryden Senior Loan Fund 2014-34A CR, 3.308%, 10/15/26	2,330,310	0.0

See Accompanying Notes to Financial Statements
77

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
8,610,000	#	Dryden Senior Loan Fund 2017-47A A2, 2.745%, 04/15/28	$8,617,147	0.2
7,130,000	#	Dryden Senior Loan Fund 2017-47A C, 3.595%, 04/15/28	7,135,633	0.2
3,690,000	#	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/47	3,732,657	0.1
3,250,000	#	Flatiron CLO Ltd. 2013-1A A2R, 2.808%, 01/17/26	3,249,981	0.1
4,770,000	#	Flatiron CLO Ltd. 2013-1A BR, 3.508%, 01/17/26	4,769,957	0.1
1,600,000	#	Gale Force 3 CLO Ltd. 2007-3A D, 2.558%, 04/19/21	1,600,079	0.0
4,969,755	#	HERO Funding Trust 2015-2A A, 3.990%, 09/20/40	5,093,999	0.1
71,609	#	Hillmark Funding Ltd. 2006-1A A1, 1.422%, 05/21/21	71,563	0.0
2,900,000	#	Invitation Homes Trust 2014-SFR2 E, 4.151%, 06/17/32	2,937,945	0.1
1,500,000	#	Jay Park CLO Ltd. 2016-1A B, 3.556%, 10/20/27	1,499,984	0.0
3,850,000	#	KKR CLO 9 AR Ltd., 2.457%, 07/15/30	3,850,000	0.1
6,690,000	#	LCM XXIII Ltd. 23A A1, 2.556%, 10/20/29	6,741,767	0.2
4,000,000	#	Madison Park Funding Ltd. 2007-6A E, 6.417%, 07/26/21	4,017,388	0.1
3,400,000	#	Madison Park Funding XIII Ltd. 2014-13A CR, 3.308%, 01/19/25	3,400,092	0.1
2,120,000	#	Madison Park Funding XV Ltd. 2014-15A B1R, 3.370%, 01/27/26	2,120,034	0.0
56,850	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	57,020	0.0
1,233,724	#	Marketplace Loan Trust Series 2015-AV2 A, 4.000%, 10/15/21	1,238,101	0.0
2,090,000	#	Oaktree EIF II Series B1 Ltd. 2015-B1A A, 2.732%, 02/15/26	2,095,975	0.0
4,510,000	#	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.567%, 03/17/30	4,520,355	0.1
2,250,000	#	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.533%, 07/15/29	2,249,978	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
1,430,000	#	Octagon Investment Partners XIX Ltd. 2014-1A CR, 3.258%, 04/15/26	$1,430,190	0.0
4,000,000	#	Octagon Investment Partners XV Ltd. 2013-1A A2R, 4.456%, 07/19/30	4,000,000	0.1
7,070,000	#	OHA Loan Funding Ltd. 2015-1A AR, 2.592%, 08/15/29	7,115,241	0.2
7,900,000	#	OHA Loan Funding Ltd. 2015-1A BR, 2.982%, 08/15/29	7,907,410	0.2
2,340,000	#	Palmer Square CLO 2013-2A BR Ltd., 3.408%, 10/17/27	2,341,460	0.1
1,375,000	#	Palmer Square CLO 2015-2A A1AR Ltd., 2.577%, 07/20/30	1,375,000	0.0
4,070,000	#	Palmer Square CLO 2015-2A A1BR Ltd., 2.657%, 07/20/30	4,070,000	0.1
3,300,000	#	Palmer Square CLO 2015-1A BR Ltd., 3.722%, 05/21/29	3,299,924	0.1
8,200,000	#	Progress Residential 2015-SFR2 E, 4.427%, 06/12/32	8,282,185	0.2
10,600,000	#	Shackleton CLO Ltd. 2016-9A A, 2.656%, 10/20/28	10,705,460	0.3
2,000,000	#	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	2,093,117	0.0
4,992,464	#	SoFi Consumer Loan Program 2017-1 A, 3.280%, 01/26/26	5,059,721	0.1
2,000,000	#	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/26	2,093,359	0.1
4,630,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	4,673,217	0.1
10,200,000	#	Symphony CLO Ltd. 2012-9A AR, 2.472%, 10/16/28	10,310,854	0.2
4,200,000	#	Symphony CLO Ltd. 2016-18A B, 2.926%, 01/23/28	4,204,351	0.1
3,930,000	#	Symphony CLO XIV Ltd. 2014-14A C1R, 3.523%, 07/14/26	3,929,972	0.1
4,664,750	#	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/46	4,778,969	0.1
831,715	#	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/46	866,898	0.0
2,200,000	#	Thacher Park CLO Ltd. 2014-1A CR, 3.356%, 10/20/26	2,200,064	0.0

See Accompanying Notes to Financial Statements
78

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
4,410,000	#	THL Credit Wind River CLO Ltd. 2017-1A A, 2.374%, 04/18/29	$4,413,845	0.1
2,570,000	#	THL Credit Wind River CLO Ltd. 2017-1A C, 3.334%, 04/18/29	2,569,967	0.1
12,650,000	#	Wind River CLO Ltd. 2016-2A A, 2.670%, 11/01/28	12,691,429	0.3
7,743,062		Other Securities	7,619,598	0.2
			408,673,356	9.6
		Student Loan Asset-Backed Securities: 0.3%
2,597,668	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	2,613,725	0.1
3,506,985	#	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/40	3,540,952	0.1
1,315,758	#	Earnest Student Loan Program 2016-C B, 4.460%, 01/26/37	1,297,180	0.0
1,500,000	#	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/41	1,469,809	0.0
402,723	#	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/33	403,613	0.0
2,500,000	#	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/40	2,494,859	0.1
			11,820,138	0.3
		Total Asset-Backed Securities (Cost $457,339,332)	460,581,920	10.9

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 16.6%
	Affiliated Investment Companies: 16.6%
8,788,920	Voya Emerging Markets Corporate Debt Fund - Class P	87,889,204	2.1
13,779,877	Voya Emerging Markets Hard Currency Debt Fund - Class P	134,629,399	3.2
8,523,128	Voya Emerging Markets Local Currency Debt Fund - Class P	65,287,163	1.5
2,368,254	Voya Floating Rate Fund - Class P	23,350,985	0.6
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
15,127,612	Voya High Yield Bond Fund - Class P	$123,592,594	2.9
12,392,941	Voya Investment Grade Credit Fund - Class P	136,941,994	3.2
12,692,963	Voya Securitized Credit Fund - Class P	130,610,592	3.1
	Total Mutual Funds (Cost $708,697,092)	702,301,931	16.6
PREFERRED STOCK: 0.1%
	Utilities: 0.1%
248,500	Other Securities	6,177,710	0.1
	Total Preferred Stock (Cost $6,212,500)	6,177,710	0.1
	Total Long-Term Investments (Cost $4,575,235,545)	4,620,311,229	109.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		Corporate Bonds/Notes: 0.3%
4,029,000	#	Barclays Bank PLC, 6.050%, 12/04/17	4,099,032	0.1
2,404,000		FirstEnergy Corp., 2.750%, 03/15/18	2,419,720	0.1
5,994,000	#	HBOS PLC, 6.750%, 05/21/18	6,235,930	0.1
1,643,000		Hewlett Packard Enterprise Co., 2.450%, 10/05/17	1,647,439	0.0
			14,402,121	0.3
		Commercial Paper: 1.4%
4,000,000		American Electric Power, 1.470%, 07/11/17	3,998,240	0.1
7,000,000		Consolidated Edison, 07/03/17	6,999,186	0.2
1,000,000		CVS Health Corporation, 1.470%, 07/14/17	999,438	0.0
30,000,000		Kroger Co., 1.404%, 07/03/17	29,996,488	0.7
9,000,000		Mondelez International, 07/03/17	8,998,946	0.2
10,000,000		Pacific Gas and Electric Co., 1.450%, 07/10/17	9,996,044	0.2
			60,988,342	1.4
		U.S. Government Agency Obligations: 0.0%
9,069		Fannie Mae, 4.500%, 11/01/17	9,291	0.0

See Accompanying Notes to Financial Statements
79

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Government Agency Obligations (continued)
44,043	Fannie Mae, 4.500%, 02/01/18	$45,123	0.0
3,582	Fannie Mae, 5.500%, 01/01/18	3,599	0.0
5,118	Fannie Mae, 5.500%, 02/01/18	5,145	0.0
109	Fannie Mae, 5.500%, 03/01/18	109	0.0
312	Fannie Mae, 6.000%, 01/01/18	313	0.0
88	Fannie Mae, 6.000%, 11/01/17	88	0.0
89	Fannie Mae, 6.000%, 02/01/18	89	0.0
112	Fannie Mae, 6.000%, 08/01/17	111	0.0
631	Fannie Mae, 6.000%, 09/01/17	631	0.0
		64,499	0.0
	Securities Lending Collateralcc: 0.9%
801,982	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $802,055, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $818,022, due 07/28/17-09/09/49)	801,982	0.0
8,633,199	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $8,634,015, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $8,805,863, due 07/15/17-05/20/67)	8,633,199	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
8,169,995	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $8,170,767, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,333,395, due 07/13/17-12/01/51)	$8,169,995	0.2
976,189	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $976,274, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $995,714, due 07/15/17-01/15/37)	976,189	0.1
479,460	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $479,509, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $489,052, due 07/07/17-01/15/30)	479,460	0.0
8,633,199	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $8,634,050, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $8,805,863, due 08/15/21-09/09/49)	8,633,199	0.2

See Accompanying Notes to Financial Statements
80

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
8,633,200	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $8,634,122, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,805,839, due 01/15/19-02/15/46)	$8,633,200	0.2
		36,327,224	0.9
	Collateralized Mortgage Obligations: 0.0%
230,181 ^	Fannie Mae REMIC Trust 2011-69 AI, 5.000%, 05/25/18	1,960	0.0
57,315	Freddie Mac REMIC Trust 2543 AN, 5.000%, 12/15/17	57,560	0.0
23	Freddie Mac, 6.000%, 10/01/17	23	0.0
		59,543	0.0
	U.S. Treasury Obligations: 0.5%
18,829,000	United States Treasury Note, 0.625%, 06/30/18 (Cost $18,735,723)	18,710,585	0.5
	Asset-Backed Securities: 0.0%
790,211	United States Small Business Administration 2008-P10A 1, 5.902%, 02/10/18 (Cost $790,211)	809,535	0.0
Shares		Value	Percentage of Net Assets
	Federal National Mortgage Association: 0.0%
349	Fannie Mae (Cost $350)	350	0.0
	Mutual Funds: 0.2%
8,309,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $8,309,000)	8,309,000	0.2
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $139,544,147)	$139,671,199	3.3
Total Investments in Securities (Cost $4,714,779,692)	$4,759,982,428	112.4
Liabilities in Excess of Other Assets	(526,385,495)	(12.4)
Net Assets	$4,233,596,933	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2017.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $4,716,245,525.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$81,990,305
Gross Unrealized Depreciation	(38,253,402)
Net Unrealized Appreciation	$43,736,903

See Accompanying Notes to Financial Statements
81

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Mutual Funds	$702,301,931	$—	$—	$702,301,931
Preferred Stock	6,177,710	—	—	6,177,710
Corporate Bonds/Notes	—	1,168,673,653	—	1,168,673,653
Collateralized Mortgage Obligations	—	519,073,095	—	519,073,095
Municipal Bonds	—	2,139,429	—	2,139,429
Short-Term Investments	8,309,000	131,362,199	—	139,671,199
Foreign Government Bonds	—	6,573,273	—	6,573,273
U.S. Treasury Obligations	—	552,507,600	—	552,507,600
Asset-Backed Securities	—	457,111,920	3,470,000	460,581,920
U.S. Government Agency Obligations	—	1,040,843,807	—	1,040,843,807
Commercial Mortgage-Backed Securities	—	161,438,811	—	161,438,811
Total Investments, at fair value	$716,788,641	$4,039,723,787	$3,470,000	$4,759,982,428
Other Financial Instruments+
Centrally Cleared Swaps	—	20,641,066	—	20,641,066
Forward Foreign Currency Contracts	—	552,212	—	552,212
Futures	4,860,995	—	—	4,860,995
Total Assets	$721,649,636	$4,060,917,065	$3,470,000	$4,786,036,701
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(7,967,728)	$—	$(7,967,728)
Forward Foreign Currency Contracts	—	(1,126,974)	—	(1,126,974)
Futures	(1,052,802)	—	—	(1,052,802)
Total Liabilities	$(1,052,802)	$(9,094,702)	$—	$(10,147,504)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$83,135,332	$1,993,372	$—	$2,760,500	$87,889,204	$1,993,372	$—	$—
Voya Emerging Markets Hard Currency Debt Fund - Class P	126,279,438	2,871,444	—	5,478,517	134,629,399	2,871,444	—	—
Voya Emerging Markets Local Currency Debt Fund - Class P	59,236,701	742,663	—	5,307,799	65,287,163	742,664	—	—
See Accompanying Notes to Financial Statements
82

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class P	23,029,585	555,502	—	(234,102)	23,350,985	558,538	—	—
Voya High Yield Bond Fund - Class P	98,027,562	32,695,781	(9,180,993)	2,050,244	123,592,594	3,795,780	(180,993)	—
Voya Investment Grade Credit Fund Class P	131,182,083	2,321,039	—	3,438,872	136,941,994	2,320,799	—	—
Voya Securitized Credit Fund Class P	123,996,498	3,109,805	—	3,504,289	130,610,592	3,109,552	—	—
	$644,887,199	$44,289,606	$(9,180,993)	$22,306,119	$702,301,931	$15,392,149	$(180,993)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2017, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 484,916	RON 2,063,414	Citibank N.A.	07/14/17	$(32,227)
USD 3,108,946	TRY 11,701,978	Citibank N.A.	07/14/17	(207,308)
CZK 19,403,537	USD 774,984	Citibank N.A.	07/14/17	74,064
USD 2,277,402	COP 6,651,495,118	Citibank N.A.	08/11/17	107,146
USD 3,466,295	BRL 10,946,560	Citibank N.A.	08/11/17	189,994
USD 4,745,284	MYR 20,214,909	Citibank N.A.	09/21/17	60,973
USD 4,168,480	THB 142,019,697	Citibank N.A.	09/22/17	(12,444)
USD 3,739,458	IDR 50,194,746,125	Citibank N.A.	09/22/17	6,726
USD 4,072,011	ZAR 56,586,342	Deutsche Bank AG	07/14/17	(245,259)
USD 3,057,686	HUF 884,306,740	HSBC Bank USA N.A.	07/14/17	(213,998)
USD 3,447,880	PLN 13,782,743	HSBC Bank USA N.A.	07/14/17	(271,309)
USD 3,904,451	RUB 225,086,922	HSBC Bank USA N.A.	07/14/17	96,036
USD 4,162,983	MXN 78,679,027	HSBC Bank USA N.A.	08/11/17	(144,429)
SGD 1,301,140	USD 941,803	HSBC Bank USA N.A.	09/22/17	4,481
USD 616,218	PHP 30,666,070	JPMorgan Chase Bank N.A.	09/22/17	12,792
				$(574,762)

At June 30, 2017, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CBOE Volatility Index	830	07/19/17	$10,229,750	$(340,304)
U.S. Treasury 10-Year Note	1,734	09/20/17	217,671,188	(394,774)
U.S. Treasury 2-Year Note	966	09/29/17	208,761,661	(303,641)
U.S. Treasury Ultra Long Bond	611	09/20/17	101,349,625	1,822,231
			$538,012,224	$783,512

See Accompanying Notes to Financial Statements
83

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
Euro-Bund	(776)	09/07/17	(143,467,026)	2,687,343
U.S. Treasury 5-Year Note	(704)	09/29/17	(82,956,502)	195,222
U.S. Treasury Long Bond	(10)	09/20/17	(1,536,875)	(14,083)
U.S. Treasury Ultra 10-Year Note	(2,797)	09/20/17	(377,070,562)	156,199
			$(605,030,965)	$3,024,681

At June 30, 2017, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade, Series 28, Version 1	Buy	1.000	06/20/22	USD	125,000,000	$(2,319,625)	$(316,302)
						$(2,319,625)	$(316,302)

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	1.460%	10/13/2020	USD	225,664,000	$(2,294,235)	$(2,294,235)
Pay	3-month USD-LIBOR	2.126	03/10/2026	USD	159,717,000	(3,015,804)	(3,015,804)
Pay	3-month USD-LIBOR	2.312	12/05/2026	USD	133,209,000	529,824	529,824
Pay	3-month USD-LIBOR	2.255	12/06/2026	USD	105,333,000	(95,204)	(95,204)
Pay	3-month USD-LIBOR	2.330	05/08/2027	USD	70,737,000	277,519	277,519
Pay	3-month USD-LIBOR	2.332	05/08/2027	USD	47,171,000	196,079	196,079
Pay	3-month USD-LIBOR	2.372	10/13/2030	USD	50,908,000	(240,178)	(240,178)
Pay	3-month USD-LIBOR	2.510	10/13/2035	USD	29,003,000	9,150	9,150
Pay	3-month USD-LIBOR	2.593	10/13/2040	USD	40,443,000	323,602	323,602
Receive	3-month USD-LIBOR	1.668	10/30/2019	USD	444,148,000	(130,709)	(130,709)
Receive	3-month USD-LIBOR	1.780	10/13/2022	USD	112,415,000	1,150,702	1,150,702
Receive	3-month USD-LIBOR	1.619	06/27/2026	USD	21,168,000	1,093,690	1,093,690
Receive	3-month USD-LIBOR	1.621	06/27/2026	USD	21,169,000	1,090,240	1,090,240
Receive	3-month USD-LIBOR	1.622	06/27/2026	USD	21,168,000	1,088,438	1,088,438
Receive	3-month USD-LIBOR	1.625	06/27/2026	USD	12,444,000	636,667	636,667
Receive	3-month USD-LIBOR	1.646	06/27/2026	USD	21,168,000	1,045,541	1,045,541
Receive	3-month USD-LIBOR	1.902	06/28/2026	USD	159,717,000	4,790,295	4,790,295
Receive	3-month USD-LIBOR	1.538	09/22/2026	USD	4,716,387	286,392	286,392
See Accompanying Notes to Financial Statements
84

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	1.539	09/22/2026	USD	31,868,000	1,933,496	1,933,496
Receive	3-month USD-LIBOR	1.546	09/22/2026	USD	6,287,000	377,987	377,987
Receive	3-month USD-LIBOR	1.558	09/22/2026	USD	31,421,000	1,857,186	1,857,186
Receive	3-month USD-LIBOR	1.558	09/22/2026	USD	31,428,000	1,856,270	1,856,270
Receive	3-month USD-LIBOR	1.562	09/22/2026	USD	35,704,613	2,097,988	2,097,988
Receive	3-month USD-LIBOR	2.387	01/15/2027	USD	31,085,000	(311,886)	(276,521)
Receive	3-month USD-LIBOR	2.429	01/15/2027	USD	35,981,000	(492,796)	(450,602)
Receive	3-month USD-LIBOR	2.431	01/15/2027	USD	28,806,000	(398,798)	(364,977)
Receive	3-month USD-LIBOR	2.440	01/15/2027	USD	26,422,000	(387,222)	(355,995)
Receive	3-month USD-LIBOR	2.619	10/13/2045	USD	35,916,000	(427,201)	(427,201)
						$12,847,033	$12,989,640

Currency Abbreviations
BRL – Brazilian Real
COP – Colombian Peso
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
MXN – Mexican Peso
MYR – Malaysian Ringgit
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
SGD – Singapore Dollar
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$552,212
Interest rate contracts	Net Assets — Unrealized appreciation*	4,860,995
Interest rate contracts	Net Assets — Unrealized appreciation**	20,641,066
Total Asset Derivatives		$26,054,273
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,126,974
Equity contracts	Net Assets — Unrealized depreciation*	340,304
Interest rate contracts	Net Assets — Unrealized depreciation*	712,498
Credit contracts	Net Assets — Unrealized depreciation**	316,302
Interest rate contracts	Net Assets — Unrealized depreciation**	7,651,426
Total Liability Derivatives		$10,147,504

See Accompanying Notes to Financial Statements
85

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	(298,550)	—	—	(1,402,976)	—	$(1,701,526)
Equity contracts	—	—	(382,078)	—	—	(382,078)
Foreign exchange contracts	—	(2,434,246)	—	—	—	(2,434,246)
Interest rate contracts	(34,334)	—	(2,110,839)	1,137,761	39,616	(967,796)
Total	$(332,884)	$(2,434,246)	$(2,492,917)	$(265,215)	$39,616	$(5,485,646)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions**	Futures	Swaps	Total
Credit contracts	$—	$—	$416,163	$416,163
Equity contracts	—	(1,030,010)	—	(1,030,010)
Foreign exchange contracts	(336,760)	—	—	(336,760)
Interest rate contracts	—	7,117,199	(1,741,428)	5,375,771
Total	$(336,760)	$6,087,189	$(1,325,265)	$4,425,164

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:
	Citibank N.A.	Citibank N.A.	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Totals
Assets:
Forward foreign currency contracts	$438,903	$—	$100,517	$12,792	$552,212
Total Assets	$438,903	$—	$100,517	$12,792	$552,212
Liabilities:
Forward foreign currency contracts	$251,979	$245,259	$629,736	$—	$1,126,974
Total Liabilities	$251,979	$245,259	$629,736	$—	$1,126,974
Net OTC derivative instruments by counterparty, at fair value	$186,924	$(245,259)	$(529,219)	$12,792	$(574,762)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$430,000	$—	$430,000
Net Exposure(1)	$186,924	$(245,259)	$(99,219)	$12,792	$(144,762)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements
86

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Financials	19.1%
Information Technology	16.1%
Industrials	15.4%
Health Care	12.4%
Consumer Discretionary	11.3%
Real Estate	7.3%
Materials	6.2%
Energy	2.9%
Utilities	2.6%
Consumer Staples	2.3%
Exchange-Traded Funds	1.2%
Telecommunication Services	0.9%
Assets in Excess of Other Liabilities*	2.3%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK:96.5%
		Consumer Discretionary: 11.3%
155,280	L	Big Lots, Inc.	$7,500,024	1.0
70,258		Childrens Place Retail Stores, Inc.	7,173,342	1.0
62,568		Jack in the Box, Inc.	6,162,948	0.9
2,205,711		Other Securities	60,771,559	8.4
			81,607,873	11.3
		Consumer Staples: 2.3%
218,272	@	Performance Food Group Co.	5,980,653	0.8
781,205		Other Securities(a)	10,557,270	1.5
			16,537,923	2.3
		Energy: 2.9%
1,368,252		Other Securities(a)	20,926,970	2.9
		Financials: 19.1%
181,201		Bank of NT Butterfield & Son Ltd.	6,178,954	0.9
232,187		Centerstate Banks, Inc.	5,772,169	0.8
122,366		Chemical Financial Corp.	5,923,738	0.8
156,755		Great Western Bancorp, Inc.	6,397,172	0.9
149,243		Horace Mann Educators Corp.	5,641,385	0.8
532,524		Investors Bancorp, Inc.	7,114,521	1.0
166,896		MB Financial, Inc.	7,350,100	1.0
478,782		OM Asset Management Plc	7,114,701	1.0
154,307		Renasant Corp.	6,749,388	0.9
114,148		Simmons First National Corp.	$6,038,429	0.8
320,794		Sterling Bancorp/DE	7,458,461	1.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
126,433	@	Stifel Financial Corp.	$5,813,389	0.8
134,914		WSFS Financial Corp.	6,118,350	0.9
1,562,084		Other Securities	54,113,487	7.5
			137,784,244	19.1
		Health Care: 12.4%
89,340	@	Amedisys, Inc.	5,611,445	0.8
178,210	@	AMN Healthcare Services, Inc.	6,959,101	0.9
159,553		Healthsouth Corp.	7,722,365	1.1
97,348	@	NuVasive, Inc.	7,488,008	1.0
133,274	@	Prestige Brands Holdings, Inc.	7,038,200	1.0
162,105	@	Tivity Health, Inc.	6,459,884	0.9
1,156,233		Other Securities(a)	48,467,181	6.7
			89,746,184	12.4
		Industrials: 15.4%
166,182		ABM Industries, Inc.	6,899,877	1.0
139,271	@	Atlas Air Worldwide Holdings, Inc.	7,262,983	1.0
123,570	@	Beacon Roofing Supply, Inc.	6,054,930	0.9
72,557		Regal-Beloit Corp.	5,917,023	0.8
285,995	L	Schneider National, Inc.	6,397,708	0.9
156,502	@	SPX FLOW, Inc.	5,771,794	0.8
47,264	@	Teledyne Technologies, Inc.	6,033,250	0.8
151,534		Tetra Tech, Inc.	6,932,680	1.0
93,430		Watts Water Technologies, Inc.	5,904,776	0.8
88,484		Woodward, Inc.	5,979,749	0.8
974,820		Other Securities	47,762,807	6.6
			110,917,577	15.4
		Information Technology: 16.1%
54,547	@	CACI International, Inc.	6,821,102	0.9
104,126	@	Commvault Systems, Inc.	5,877,913	0.8
257,274		Diebold Nixdorf, Inc.	7,203,672	1.0
142,867	@	Electronics for Imaging, Inc.	6,769,038	0.9
49,576		Fair Isaac Corp.	6,911,390	1.0
71,607		j2 Global, Inc.	6,093,040	0.8
150,828	@	Verint Systems, Inc.	6,138,700	0.9
2,199,235		Other Securities(a)	70,538,696	9.8
			116,353,551	16.1
		Materials: 6.2%
317,000		Commercial Metals Co.	6,159,310	0.8
85,582		Minerals Technologies, Inc.	6,264,603	0.9
113,600		Worthington Industries, Inc.	5,704,992	0.8

See Accompanying Notes to Financial Statements
87

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
817,720	Other Securities	$26,577,446	3.7
		44,706,351	6.2
	Real Estate: 7.3%
846,970	Cousins Properties, Inc.	7,444,866	1.0
287,052	Easterly Government Properties, Inc.	6,013,740	0.8
216,831	Gramercy Property Trust	6,442,049	0.9
152,663	QTS Realty Trust, Inc.	7,988,855	1.1
906,087	Other Securities	25,044,363	3.5
		52,933,873	7.3
	Telecommunication Services: 0.9%
153,058	Cogent Communications Holdings, Inc.	6,137,626	0.9
	Utilities: 2.6%
86,185	Black Hills Corp.	5,814,902	0.8
227,472	Other Securities	13,260,163	1.8
		19,075,065	2.6
	Total Common Stock (Cost $607,550,549)	696,727,237	96.5
EXCHANGE-TRADED FUNDS:1.2%
62,249	iShares Russell 2000 ETF	8,772,129	1.2
	Total Exchange-Traded Funds (Cost $7,066,601)	8,772,129	1.2
	Total Long-Term Investments (Cost $614,617,150)	705,499,366	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS:5.7%
	Securities Lending Collateralcc: 3.7%
599,270	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $599,325, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $611,255, due 07/28/17- 09/09/49)	599,270	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
6,444,127	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $6,444,736, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $6,573,010, due 07/15/17-05/20/67)	$6,444,127	0.9
6,111,845	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $6,112,423, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $6,234,082, due 07/13/17-12/01/51)	6,111,845	0.8
729,444	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $729,508, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%- 7.250%, Market Value plus accrued interest $744,034, due 07/15/17- 01/15/37)	729,444	0.1

See Accompanying Notes to Financial Statements
88

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
358,271	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $358,308, collateralized by various U.S. Government Agency Obligations, 0.000%- 7.125%, Market Value plus accrued interest $365,438, due 07/07/17- 01/15/30)	$358,271	0.0
6,444,127	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $6,444,763, collateralized by various U.S. Government Securities, 0.000%- 2.500%, Market Value plus accrued interest $6,573,010, due 08/15/21-09/09/49)	6,444,127	0.9
6,445,200	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $6,445,889, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $6,574,085, due 01/15/19-02/15/46)	6,445,200	0.9
		27,132,284	3.7
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 2.0%
14,201,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $14,201,000)	$14,201,000	2.0
	Total Short-Term Investments (Cost $41,333,284)	41,333,284	5.7
	Total Investments in Securities (Cost $655,950,434)	$746,832,650	103.4
	Liabilities in Excess of Other Assets	(24,725,487)	(3.4)
	Net Assets	$722,107,163	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $658,375,046.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$106,808,197
Gross Unrealized Depreciation	(18,350,593)
Net Unrealized Appreciation	$88,457,604

See Accompanying Notes to Financial Statements
89

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$696,727,237	$—	$—	$696,727,237
Exchange-Traded Funds	8,772,129	—	—	8,772,129
Short-Term Investments	14,201,000	27,132,284	—	41,333,284
Total Investments, at fair value	$719,700,366	$27,132,284	$—	$746,832,650

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements
90

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Voya Investments, LLC
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7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
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301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

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Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

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Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Consumer Discretionary: 4.9%
14,892		APN Outdoor Group Ltd.	55,045	0.0
6,139		ARB Corp. Ltd.	74,121	0.1
41,927		Ardent Leisure Group	60,589	0.1
56,944		Aristocrat Leisure Ltd.	987,233	0.9
23,342	L	Automotive Holdings Group Ltd.	60,104	0.1
23,965		Bapcor Ltd.	101,123	0.1
8,110		Breville Group Ltd.	65,133	0.1
7,242		Corporate Travel Management Ltd.	127,686	0.1
33,451		Crown Resorts Ltd.	315,710	0.3
5,788	L	Domino's Pizza Enterprises Ltd.	231,610	0.2
205,521		Fairfax Media Ltd.	173,818	0.2
5,042	L	Flight Centre Travel Group Ltd.	148,412	0.1
36,381		G8 Education Ltd.	100,945	0.1
10,382		Greencross Ltd.	48,275	0.0
7,620		GUD Holdings Ltd.	75,597	0.1
53,415	L	Harvey Norman Holdings Ltd.	156,852	0.1
22,852		HT&E Ltd.	46,359	0.0
9,645		Invocare Ltd.	108,966	0.1
10,005	L	JB Hi-Fi Ltd.	179,706	0.2
26,178	L	Mantra Group Ltd.	61,358	0.1
72,764		Myer Holdings Ltd.	46,703	0.0
27,324		Navitas Ltd.	101,838	0.1
4,182		News Corp.	58,706	0.0
60,644	L	Nine Entertainment Co. Holdings Ltd.	64,283	0.1
8,577		Premier Investments Ltd.	83,548	0.1
4,356		REA Group Ltd.	222,245	0.2
14,005	L	Retail Food Group Ltd.	50,591	0.0
79,809		Seven West Media Ltd.	43,853	0.0
10,282		Sky Network Television Ltd.	25,843	0.0
21,480		Skycity Entertainment Group Ltd.	64,054	0.1
67,354		Southern Cross Media Group Ltd.	64,440	0.1
69,787		Star Entertainment Grp Ltd.	270,862	0.3
12,349	L	Super Retail Group Ltd.	77,820	0.1
73,874		Tabcorp Holdings Ltd.	248,103	0.2
117,507		Tatts Group Ltd.	377,485	0.4
21,926		Trade Me Ltd.	85,255	0.1
8,679		Webjet Ltd.	82,380	0.1
			5,146,651	4.9

		Consumer Staples: 6.9%
64,078	@	a2 Milk Co. Ltd.	185,210	0.2
34,255		Asaleo Care Ltd.	38,669	0.0
32,529	@	Australian Agricultural Co. Ltd.	46,382	0.0
13,472	L	Bega Cheese Ltd.	67,420	0.1
1,128	L	Blackmores Ltd.	83,114	0.1
47,213		Coca-Cola Amatil Ltd.	335,030	0.3
21,946		Costa Group Holdings Ltd.	81,871	0.1
20,401		GrainCorp Ltd.	148,512	0.1
86,549	@	Metcash Ltd.	159,661	0.2
15,185		Tassal Group Ltd.	44,464	0.0
65,973		Treasury Wine Estates Ltd.	667,114	0.6
101,340		Wesfarmers Ltd.	3,124,812	3.0
115,691		Woolworths Ltd.	2,270,896	2.2
			7,253,155	6.9

		Energy: 3.9%
128,054		Beach Energy Ltd.	56,523	0.1
23,311		Caltex Australia Ltd.	566,066	0.5
104,540		Oil Search Ltd.	547,432	0.5
155,844	@	Origin Energy Ltd.	821,718	0.8
157,459	@	Santos Ltd.	366,222	0.4
60,802	@	Whitehaven Coal Ltd.	134,093	0.1
64,754		Woodside Petroleum Ltd.	1,485,392	1.4
16,127	@,L	WorleyParsons Ltd.	138,954	0.1
			4,116,400	3.9

		Financials: 36.7%
261,630		AMP Ltd.	1,043,962	1.0
17,301		ASX Ltd.	712,817	0.7
262,414		Australia & New Zealand Banking Group Ltd.	5,791,907	5.5
34,618		Bank of Queensland Ltd.	304,575	0.3
42,239		Bendigo and Adelaide Bank Ltd.	359,562	0.3
22,203		BT Investment Management Ltd.	194,311	0.2
51,124		Challenger Ltd.	524,300	0.5
154,575		Commonwealth Bank of Australia	9,833,465	9.3
4,180		Credit Corp. Group Ltd.	56,977	0.1
61,312	@	CYBG PLC	221,984	0.2
23,457		Eclipx Group Ltd.	64,382	0.1
24,460		FlexiGroup Ltd./Australia	34,288	0.0
19,576		Genworth Mortgage Insurance Australia Ltd.	44,064	0.0
211,603		Insurance Australia Group Ltd.	1,102,798	1.0
23,607	L	IOOF Holdings Ltd.	177,851	0.2
6,243		Janus Henderson Group PLC	208,455	0.2
30,414		Macquarie Group Ltd.	2,068,265	2.0
12,458		Magellan Financial Group Ltd.	276,165	0.3
246,145		Medibank Pvt Ltd.	529,980	0.5
239,122		National Australia Bank Ltd.	5,439,643	5.1
4,220		Perpetual Ltd.	181,138	0.2
19,136	L	Platinum Asset Management Ltd.	68,075	0.1
121,995		QBE Insurance Group Ltd.	1,107,283	1.0
65,973		Steadfast Group Ltd.	134,802	0.1
114,993		Suncorp Group Ltd.	1,309,768	1.2

See Accompanying Notes to Financial Statements

1

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
299,954		Westpac Banking Corp.	7,023,089	6.6
			38,813,906	36.7

		Health Care: 7.4%
13,198		Ansell Ltd.	240,680	0.2
35,338		Australian Pharmaceutical Industries Ltd.	51,721	0.0
5,120		Cochlear Ltd.	611,518	0.6
40,596		CSL Ltd.	4,308,433	4.1
20,031		Estia Health Ltd.	46,942	0.0
13,842		Fisher & Paykel Healthcare Corp. Ltd.	115,400	0.1
154,810		Healthscope Ltd.	263,098	0.3
22,271		Japara Healthcare Ltd.	35,947	0.0
122,682	@,L	Mayne Pharma Group Ltd.	102,315	0.1
22,885	@	Nanosonics Ltd.	44,687	0.0
37,117		Primary Health Care Ltd.	103,809	0.1
11,524		Ramsay Health Care Ltd.	652,048	0.6
11,928		Regis Healthcare Ltd.	36,039	0.0
50,426		ResMed, Inc.	389,085	0.4
96,701		Sigma Healthcare Ltd.	66,510	0.1
5,115		Sirtex Medical Ltd.	63,889	0.1
37,467		Sonic Healthcare Ltd.	697,589	0.7
7,179		Virtus Health Ltd.	29,657	0.0
			7,859,367	7.4

		Industrials: 7.2%
45,066		ALS Ltd.	257,962	0.2
183,399		Aurizon Holdings Ltd.	755,404	0.7
141,948		Brambles Ltd.	1,061,426	1.0
8,736		CIMIC Group Ltd.	260,663	0.2
141,055		Cleanaway Waste Management Ltd.	149,053	0.1
54,398		Downer EDI Ltd.	267,958	0.3
24,239		GWA Group Ltd.	58,653	0.1
12,324		IPH Ltd.	45,448	0.0
46,599		Macquarie Atlas Roads Group	200,961	0.2
6,912		McMillan Shakespeare Ltd.	71,191	0.1
8,104		Monadelphous Group Ltd.	87,088	0.1
161,614		Qantas Airways Ltd.	710,380	0.7
116,150		Qube Logistics Holdings Ltd.	234,815	0.2
32,847	L	Reliance Worldwide Corp. Ltd.	84,355	0.1
30,753		Seek Ltd.	399,650	0.4
8,155		Seven Group Holdings Ltd.	68,610	0.1
98,162		Spotless Group Holdings Ltd.	86,701	0.1
199,899		Sydney Airport	1,088,906	1.0
183,427		Transurban Group - Stapled Security	1,670,540	1.6
231,429	@	Virgin Australia International Holdings	–	–
			7,559,764	7.2

		Information Technology: 1.3%
14,848	@,L	Aconex Ltd.	42,565	0.0
9,914		Altium Ltd.	65,291	0.1
19,776		carsales.com Ltd.	175,180	0.2
44,747		Computershare Ltd.	486,297	0.4
12,229		IRESS Ltd.	119,255	0.1
18,051	L	iSentia Group Ltd.	29,821	0.0
32,158		Link Administration Holdings Ltd.	195,265	0.2
29,251		MYOB Group Ltd.	76,845	0.1
25,346	@	NEXTDC Ltd.	87,818	0.1
20,170		Technology One Ltd.	89,253	0.1
			1,367,590	1.3

		Materials: 15.8%
39,737		Adelaide Brighton Ltd.	171,892	0.2
208,270	L	Alumina Ltd.	306,763	0.3
103,512		Amcor Ltd.	1,289,522	1.2
286,827		BHP Billiton Ltd.	5,112,369	4.8
51,293		BlueScope Steel Ltd.	519,292	0.5
104,777		Boral Ltd.	559,426	0.5
6,824		Brickworks Ltd.	72,323	0.1
46,128		CSR Ltd.	149,916	0.1
34,062		DuluxGroup Ltd.	181,674	0.2
103,590		Evolution Mining Ltd.	192,268	0.2
14,378		Fletcher Building Ltd.	84,056	0.1
152,062		Fortescue Metals Group Ltd.	608,717	0.6
34,014	@,L	Galaxy Resources Ltd.	43,249	0.0
37,403		Iluka Resources Ltd.	249,468	0.2
149,762		Incitec Pivot Ltd.	392,821	0.4
41,320		Independence Group NL	99,948	0.1
39,629		James Hardie Industries SE	624,547	0.6
13,962		Mineral Resources Ltd.	116,350	0.1
68,225		Newcrest Mining Ltd.	1,058,833	1.0
53,645		Northern Star Resources Ltd.	196,258	0.2
15,988		Nufarm Ltd.	118,302	0.1
33,511		Orica Ltd.	532,521	0.5
18,078	@,L	Orocobre Ltd.	48,243	0.1
107,850		Orora Ltd.	237,008	0.2
26,694		OZ Minerals Ltd.	151,953	0.1
15,246		Pact Group Holdings Ltd.	70,177	0.1
43,981		Regis Resources Ltd.	127,993	0.1
65,447		Resolute Mining Ltd.	60,028	0.1
37,913		Rio Tinto Ltd.	1,842,515	1.7
13,939		Sandfire Resources NL	60,501	0.1
70,723	@	Saracen Mineral Holdings Ltd.	63,695	0.1
14,283		Sims Metal Management Ltd.	166,299	0.2
470,662		South32 Ltd.	969,329	0.9
43,602	@	St Barbara Ltd.	97,686	0.1
21,724	@,L	Syrah Resources Ltd.	46,251	0.0
21,804	@,L	Western Areas Ltd.	35,365	0.0
			16,657,558	15.8

		Real Estate: 7.9%
25,722		Abacus Property Group	64,049	0.1
37,879		Aveo Group	80,992	0.1
43,206		BWP Trust	98,936	0.1
41,373		Charter Hall Group	174,787	0.2
29,457		Charter Hall Retail REIT	92,090	0.1
114,677		Cromwell Property Group	83,728	0.1
90,165		Dexus	656,453	0.6
25,671		Gateway Lifestyle	38,452	0.0
142,333		Goodman Group	860,228	0.8

See Accompanying Notes to Financial Statements

2

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
160,416		GPT Group	590,013	0.6
22,462		Growthpoint Properties Australia Ltd.	54,226	0.0
54,882		Investa Office Fund	185,049	0.2
2,678		Iron Mountain, Inc.	90,205	0.1
52,149		Lend Lease Corp., Ltd.	667,433	0.6
331,152		Mirvac Group	541,513	0.5
45,326		National Storage REIT	52,598	0.0
475,870		Scentre Group	1,479,523	1.4
64,485		Shopping Centres Australasia Property Group	108,469	0.1
214,955		Stockland	722,871	0.7
292,007		Vicinity Centres	576,191	0.5
38,853		Viva Energy REIT	67,754	0.1
170,857		Westfield Corp.	1,053,795	1.0
			8,339,355	7.9

		Telecommunication Services: 3.7%
15,184		Chorus Ltd.	51,467	0.0
17,816		SpeedCast International Ltd.	52,325	0.1
19,747		Spark New Zealand Ltd.	54,641	0.1
1,062,987		Telstra Corp., Ltd.	3,512,241	3.3
30,412	L	TPG Telecom Ltd.	133,235	0.1
55,193	L	Vocus Communications Ltd.	142,921	0.1
			3,946,830	3.7

		Utilities: 2.3%
58,808		AGL Energy Ltd.	1,152,428	1.1
99,596		APA Group	701,774	0.7
155,384		AusNet Services	207,178	0.2
85,962	@	Infigen Energy	48,208	0.0
150,333		Spark Infrastructure Group	302,503	0.3
			2,412,091	2.3

	Total Common Stock
	(Cost $100,619,248)		103,472,667	98.0

RIGHTS: 0.0%
		Information Technology: 0.0%
11,808	@	Link Administration Holdings Ltd.	10,392	0.0

		Real Estate: –%
72,917	@	Chapter Hall Units Contingent	–	–

	Total Rights
	(Cost $–)		10,392	0.0

	Total Long-Term Investments
	(Cost $100,619,248)		103,483,059	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateralcc: 1.8%
894,957	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $895,045, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $912,856, due 08/15/21-09/09/49)	894,957	0.9
1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,000,107, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,019,997, due 01/15/19-02/15/46)	1,000,000	0.9
		1,894,957	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
816,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $816,000)	816,000	0.8

	Total Short-Term Investments
	(Cost $2,710,957)	2,710,957	2.6

	Total Investments in Securities (Cost $103,330,205)	$106,194,016	100.6
	Liabilities in Excess of Other Assets	(601,076)	(0.6)
	Net Assets	$105,592,940	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $105,504,432.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,269,810
Gross Unrealized Depreciation	(7,580,226)

Net Unrealized Appreciation	$689,584

See Accompanying Notes to Financial Statements

3

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.0%
		Brazil: 3.9%
674,900		Ambev SA	3,746,389	0.6
130,598		Banco Bradesco SA	1,092,752	0.2
121,800		Banco do Brasil S.A.	986,047	0.2
59,800		Banco Santander Brasil SA	453,252	0.1
99,200		BB Seguridade Participacoes SA	856,985	0.1
290,969		BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,722,328	0.3
116,533		BR Malls Participacoes SA	419,996	0.1
62,700		BRF - Brasil Foods SA	740,386	0.1
31,300	@	Centrais Eletricas Brasileiras SA	117,910	0.0
168,600		CCR SA	859,056	0.1
48,200		Cia de Saneamento Basico do Estado de Sao Paulo	457,426	0.1
94,600	@	Cia Siderurgica Nacional S.A.	205,596	0.0
172,656		Cielo SA	1,287,272	0.2
21,300		Cosan SA Industria e Comercio	221,750	0.0
34,269		CPFL Energia SA	274,119	0.0
52,100		Duratex SA	127,541	0.0
49,449		EDP - Energias do Brasil S.A.	210,758	0.0
93,700		Embraer SA	427,927	0.1
24,500		Engie Brasil Energia SA	253,290	0.0
28,100		Equatorial Energia SA	461,421	0.1
35,700		Fibria Celulose SA	365,308	0.1
49,700		Hypermarcas SA	415,704	0.1
114,000		JBS SA	226,768	0.0
83,000		Klabin SA	406,870	0.1
194,404		Kroton Educacional SA	870,825	0.1
24,225		Localiza Rent a Car SA	331,102	0.1
33,700		Lojas Americanas SA	123,085	0.0
99,060		Lojas Renner SA	822,286	0.1
15,500		M Dias Branco SA	231,829	0.0
12,900		Multiplan Empreendimentos Imobiliarios SA	254,192	0.0
25,500		Natura Cosmeticos S.A.	196,971	0.0
43,200		Odontoprev SA	151,785	0.0
420,300	@	Petroleo Brasileiro SA	1,683,534	0.3
18,000		Porto Seguro SA	166,368	0.0
32,900		Qualicorp SA	286,506	0.0
32,300		Raia Drogasil SA	687,359	0.1
116,400	@	Rumo SA	303,218	0.0
28,486		Sul America SA	152,624	0.0
123,900		Tim Participacoes SA	368,383	0.1
20,900		Transmissora Alianca de Energia Eletrica SA	140,242	0.0
50,700		Ultrapar Participacoes SA	1,198,288	0.2
182,900		Vale SA	1,602,149	0.2
81,280		Weg S.A.	434,749	0.1
			26,342,346	3.9

		Chile: 1.0%
469,665		AES Gener SA	165,487	0.0
392,267		Aguas Andinas SA	230,098	0.0
3,520,323		Banco de Chile	461,369	0.1
5,538		Banco de Credito e Inversiones	309,926	0.0
9,319,163		Banco Santander Chile	593,411	0.1
197,686		Cencosud SA	526,210	0.1
21,733		Cia Cervecerias Unidas SA	285,890	0.0
1,124,966		Colbun SA	240,644	0.0
465,146		Enel Generacion Chile SA	351,201	0.1
22,559		Empresa Nacional de Telecomunicaciones SA	245,258	0.0
176,587		Empresas CMPC SA	422,936	0.1
63,595		Empresas COPEC SA	695,993	0.1
3,987,719		Enel Americas SA	756,845	0.1
2,827,563		Enersis Chile SA	310,603	0.1
23,205,805		Itau CorpBanca	206,810	0.0
42,534		Latam Airlines Group SA	472,995	0.1
85,797		SACI Falabella	702,661	0.1
			6,978,337	1.0

		China: 27.3%
150,000	#,@,L	3SBio, Inc.	199,039	0.0
12,543	@,L	58.com, Inc. ADR	553,272	0.1
104,000		AAC Technologies Holdings, Inc.	1,299,081	0.2
3,752,000		Agricultural Bank of China Ltd.	1,773,265	0.3
272,000		Air China Ltd.	280,363	0.0
161,217	@	Alibaba Group Holding Ltd. ADR	22,715,475	3.3
476,000	@	Alibaba Health Information Technology Ltd.	226,609	0.0
1,800,000	@,L	Alibaba Pictures Group Ltd.	299,552	0.0
586,000	@	Aluminum Corp. of China Ltd.	300,031	0.0
174,500		Anhui Conch Cement Co., Ltd.	606,447	0.1
151,000		Anta Sports Products Ltd.	498,849	0.1
7,173	@,L	Autohome, Inc. ADR	325,367	0.1
330,000		AviChina Industry & Technology Co. Ltd.	193,568	0.0
38,929	@	Baidu, Inc. ADR	6,962,841	1.0
11,341,000		Bank of China Ltd.	5,561,251	0.8
1,236,000		Bank of Communications Co., Ltd.	871,963	0.1
222,000		Beijing Capital International Airport Co., Ltd.	312,678	0.1
71,500		Beijing Enterprises Holdings Ltd.	344,751	0.1
646,000		Beijing Enterprises Water Group Ltd.	501,318	0.1
884,000		Belle International Holdings Ltd.	696,811	0.1

See Accompanying Notes to Financial Statements

4

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
426,000		Brilliance China Automotive Holdings Ltd.	775,878	0.1
91,000		Byd Co., Ltd.	558,403	0.1
1,501,000	#	CGN Power Co. Ltd.	418,956	0.1
1,257,000		China Cinda Asset Management Co. Ltd.	468,474	0.1
1,277,000		China CITIC Bank Corp. Ltd	781,568	0.1
333,000		China Coal Energy Co. - Class H	161,213	0.0
623,000		China Communications Construction Co., Ltd.	802,460	0.1
360,000		China Communications Services Corp., Ltd.	207,370	0.0
203,000		China Conch Venture Holdings Ltd.	371,645	0.1
12,000,000		China Construction Bank	9,331,756	1.4
440,000		China Everbright Bank Co. Ltd.	205,612	0.0
350,000		China Everbright International Ltd.	436,523	0.1
136,000		China Everbright Ltd.	295,787	0.0
583,000	@	China Evergrande Group	1,045,914	0.2
453,500		China Galaxy Securities Co. Ltd.	406,510	0.1
244,000		China Gas Holdings Ltd.	492,597	0.1
885,000	#	China Huarong Asset Management Co. Ltd.	343,231	0.1
480,000		China Huishan Dairy Holdings Co. Ltd.	–	–
578,000		China Jinmao Holdings Group Ltd.	238,197	0.0
1,063,000		China Life Insurance Co., Ltd.	3,248,589	0.5
458,000		China Longyuan Power Group Corp. Ltd.	333,118	0.1
185,000		China Medical System Holdings Ltd.	319,877	0.1
380,000		China Mengniu Dairy Co., Ltd.	745,083	0.1
557,380		China Merchants Bank Co., Ltd.	1,679,599	0.3
181,915		China Merchants Port Holdings Co. Ltd	504,430	0.1
779,000		China Minsheng Banking Corp. Ltd.	776,980	0.1
873,500		China Mobile Ltd.	9,260,675	1.4
422,000		China National Building Material Co., Ltd.	250,641	0.0
268,000		China Oilfield Services Ltd.	214,690	0.0
534,000		China Overseas Land & Investment Ltd.	1,562,791	0.2
370,200		China Pacific Insurance Group Co., Ltd.	1,513,631	0.2
3,641,600		China Petroleum & Chemical Corp.	2,851,379	0.4
508,000		China Power International Development Ltd.	180,255	0.0
287,500		China Railway Construction Corp. Ltd.	374,791	0.1
581,000		China Railway Group Ltd.	457,598	0.1
226,000		China Resources Beer Holdings Co Ltd.	569,956	0.1
128,000		China Resources Gas Group Ltd.	436,529	0.1
382,444		China Resources Land Ltd.	1,114,161	0.2
270,000		China Resources Power Holdings Co.	530,002	0.1
480,500		China Shenhua Energy Co., Ltd.	1,069,052	0.2
284,000		China Southern Airlines Co., Ltd.	240,027	0.0
258,000		China State Construction International Holdings Ltd.	441,461	0.1
224,628		China Taiping Insurance Holdings Co., Ltd.	569,459	0.1
1,928,000		China Telecom Corp., Ltd.	915,536	0.1
834,000	@	China Unicom Hong Kong Ltd.	1,237,966	0.2
170,200		China Vanke Co. Ltd.	481,424	0.1
138,100		Chongqing Changan Automobile Co. Ltd.	182,189	0.0
385,000		Chongqing Rural Commercial Bank Co. Ltd.	259,653	0.0
805,000		CITIC Ltd.	1,210,187	0.2
319,500		CITIC Securities Co. Ltd.	660,784	0.1
2,526,000		CNOOC Ltd.	2,771,628	0.4
248,000		COSCO Shipping Ports, Ltd.	290,925	0.0
757,133		Country Garden Holdings Co. Ltd.	878,258	0.1
597,000		CRRC Corp. Ltd.	537,035	0.1
592,000		CSPC Pharmaceutical Group Ltd.	864,681	0.1
52,921	@	Ctrip.com International Ltd. ADR	2,850,325	0.4
386,000		Dongfeng Motor Group Co., Ltd.	456,143	0.1
295,000		Far East Horizon Ltd.	257,351	0.0
359,968		Fosun International Ltd	562,084	0.1
962,500	L	Fullshare Holdings Ltd.	384,222	0.1
72,000	#	Fuyao Glass Industry Group Co. Ltd.	275,625	0.0
1,941,000	@,L	GCL Poly Energy Holdings Ltd.	211,260	0.0
695,000		Geely Automobile Holdings Ltd.	1,497,929	0.2
196,400		GF Securities Co. Ltd.	394,712	0.1
1,689,000		GOME Electrical Appliances Holdings Ltd.	207,663	0.0
440,000	L	Great Wall Motor Co. Ltd.	543,019	0.1
400,000		Guangdong Investment Ltd.	551,265	0.1
302,000		Guangzhou Automobile Group Co. Ltd.	529,682	0.1
146,400		Guangzhou R&F Properties Co., Ltd.	227,660	0.0
179,000		Haier Electronics Group Co. Ltd.	465,383	0.1
96,000		Haitian International Holdings Ltd.	269,053	0.0

See Accompanying Notes to Financial Statements

5

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
444,400		Haitong Securities Co. Ltd.	718,497	0.1
1,908,000	@	Hanergy Thin Film Power Group Ltd.	–	–
99,500		Hengan International Group Co., Ltd.	734,024	0.1
598,000		Huaneng Power International, Inc.	415,260	0.1
694,000		Huaneng Renewables Corp. Ltd.	214,078	0.0
222,600	#	Huatai Securities Co. Ltd.	427,767	0.1
10,533,000		Industrial & Commercial Bank of China	7,108,540	1.0
93,388	@	JD.com, Inc. ADR	3,662,677	0.5
188,000		Jiangsu Expressway Co. Ltd.	265,230	0.0
178,000		Jiangxi Copper Co., Ltd.	292,112	0.0
115,000	L	Kingsoft Corp. Ltd.	299,362	0.0
462,000		Kunlun Energy Co. Ltd.	391,673	0.1
1,002,000		Lenovo Group Ltd.	632,394	0.1
210,500		Longfor Properties Co., Ltd.	452,051	0.1
92,000		Minth Group Ltd.	389,741	0.1
12,288	@,L	Momo, Inc. ADR	454,165	0.1
11,318		NetEase, Inc. ADR	3,402,530	0.5
110,000		New China Life Insurance Co. Ltd.	559,663	0.1
18,914	@	New Oriental Education & Technology Group, Inc. ADR	1,333,248	0.2
238,000		Nine Dragons Paper Holdings Ltd.	316,942	0.1
1,012,000		Peoples Insurance Co. Group of China Ltd.	425,065	0.1
2,990,000		PetroChina Co., Ltd.	1,829,194	0.3
643,496		PICC Property & Casualty Co., Ltd.	1,074,709	0.2
745,000		Ping An Insurance Group Co. of China Ltd.	4,907,612	0.7
381,900	@	Semiconductor Manufacturing International Corp.	442,372	0.1
292,000		Shandong Weigao Group Medical Polymer Co., Ltd.	229,082	0.0
442,000	@	Shanghai Electric Group Co., Ltd.	212,139	0.0
65,500		Shanghai Fosun Pharmaceutical Group Co. Ltd.	253,891	0.0
79,000		Shanghai Industrial Holdings Ltd.	233,701	0.0
143,940	@	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	231,042	0.0
101,800		Shanghai Pharmaceuticals Holding Co. Ltd.	303,187	0.0
80,000		Shenzhou International Group Holdings Ltd.	526,030	0.1
174,000		Shimao Property Holdings Ltd.	297,601	0.0
521,000		Sihuan Pharmaceutical Holdings Group Ltd.	218,103	0.0
7,976	@	Sina Corp.	677,721	0.1
621,000		Sino Biopharmaceutical Ltd.	549,103	0.1
449,500		Sino-Ocean Group Holding Ltd.	219,861	0.0
195,000		Sinopec Engineering Group Co. Ltd.	175,680	0.0
522,000		Sinopec Shanghai Petrochemical Co. Ltd.	279,340	0.0
166,000		Sinopharm Group Co.	749,973	0.1
331,500		Soho China Ltd.	163,529	0.0
347,500		Sun Art Retail Group Ltd.	276,611	0.0
273,000	L	Sunac China Holdings Ltd.	570,324	0.1
100,000		Sunny Optical Technology Group Co. Ltd.	895,503	0.1
6,440		TAL Education Group ADR	787,677	0.1
810,800		Tencent Holdings Ltd.	29,087,418	4.3
284,000		Tingyi Cayman Islands Holding Corp.	336,876	0.1
135,000		Travelsky Technology Ltd.	397,643	0.1
54,000		Tsingtao Brewery Co., Ltd.	238,958	0.0
57,015	@	Vipshop Holdings Ltd. ADR	601,508	0.1
704,000	L	Want Want China Holdings Ltd.	475,032	0.1
4,626	@,L	Weibo Corp. ADR	307,490	0.1
300,000		Weichai Power Co. Ltd.	262,168	0.0
106,000		ENN Energy Holdings Ltd.	639,508	0.1
282,000	L	Yanzhou Coal Mining Co., Ltd.	252,791	0.0
54,296	@	Yum China Holdings, Inc.	2,140,891	0.3
4,624	@	YY, Inc. ADR	268,331	0.0
216,000		Zhejiang Expressway Co., Ltd.	282,150	0.0
78,500		Zhuzhou CSR Times Electric Co., Ltd.	385,026	0.1
844,000		Zijin Mining Group Co., Ltd.	278,911	0.0
110,040	@	ZTE Corp.	262,472	0.0
			185,899,218	27.3

		Colombia: 0.4%
21,247		Bancolombia SA	220,175	0.0
15,831	L	BanColombia SA ADR	705,271	0.1
72,282		Cementos Argos SA	280,828	0.0
678,385		Ecopetrol SA	308,308	0.1
44,791		Grupo Argos SA/Colombia	308,357	0.1
33,539		Grupo de Inversiones Suramericana SA	434,936	0.1
59,565		Interconexion Electrica SA ESP	260,739	0.0
			2,518,614	0.4

		Czech Republic: 0.2%
23,474		CEZ AS	408,584	0.1
11,089		Komercni Banka AS	444,158	0.1
59,962	#	Moneta Money Bank AS	200,760	0.0
11,233		O2 Czech Republic AS	133,259	0.0
			1,186,761	0.2

See Accompanying Notes to Financial Statements

6

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Egypt: 0.1%
144,135		Commercial International Bank Egypt SAE	636,039	0.1
70,820		Egyptian Financial Group-Hermes Holding	95,112	0.0
357,084	@	Global Telecom Holding	136,764	0.0
			867,915	0.1

		Greece: 0.4%
193,835	@	Alpha Bank AE	477,763	0.1
265,041	@	Eurobank Ergasias SA	296,349	0.0
5,550	@	FF Group	135,623	0.0
34,748		Hellenic Telecommunications Organization SA	418,251	0.1
14,705		Jumbo SA	268,725	0.0
784,300	@	National Bank of Greece SA	298,460	0.1
31,928		OPAP S.A.	361,020	0.1
836,661	@	Piraeus Bank SA	205,094	0.0
7,005		Titan Cement Co. SA	198,179	0.0
			2,659,464	0.4

		Hungary: 0.3%
6,719		MOL Hungarian Oil & Gas PLC	527,726	0.1
32,993		OTP Bank Nyrt	1,104,258	0.1
19,871		Richter Gedeon Nyrt	519,496	0.1
			2,151,480	0.3

		India: 8.6%
7,468		ACC Ltd.	181,024	0.0
87,947		Ambuja Cements Ltd.	335,309	0.0
13,055	@	Apollo Hospitals Enterprise Ltd.	257,262	0.0
170,594		Ashok Leyland Ltd.	247,507	0.0
40,498		Asian Paints Ltd.	690,222	0.1
37,431		Aurobindo Pharma Ltd.	396,165	0.1
236,298		Axis Bank Ltd.	1,889,629	0.3
12,146		Bajaj Auto Ltd.	524,453	0.1
23,453		Bajaj Finance Ltd.	497,703	0.1
5,409	@	Bajaj Finserv Ltd.	344,378	0.0
15,390		Bharat Forge Ltd.	259,655	0.0
94,824		Bharat Heavy Electricals Ltd.	198,046	0.0
70,812		Bharat Petroleum Corp. Ltd.	700,230	0.1
165,357		Bharti Airtel Ltd.	970,957	0.1
78,916		Bharti Infratel Ltd.	457,142	0.1
1,070		Bosch Ltd.	386,025	0.1
30,627		Cadila Healthcare Ltd.	248,650	0.0
49,737		Cipla Ltd.	427,546	0.1
101,007		Coal India Ltd.	381,486	0.1
7,144		Container Corp. Of India Ltd.	126,560	0.0
77,495		Dabur India Ltd.	350,063	0.1
11,563		Dr Reddys Laboratories Ltd.	482,085	0.1
4,307		Dr. Reddys Laboratories Ltd. ADR	181,497	0.0
1,874	@	Eicher Motors Ltd.	783,326	0.1
68,605		GAIL India Ltd.	383,360	0.1
20,878		Glenmark Pharmaceuticals Ltd.	204,361	0.0
33,978		Godrej Consumer Products Ltd.	508,514	0.1
38,363		Grasim Industries Ltd.	736,575	0.1
37,552		Havells India Ltd.	267,170	0.0
79,410		HCL Technologies Ltd.	1,045,267	0.2
7,293		Hero Motocorp Ltd.	417,299	0.1
163,752		Hindalco Industries Ltd.	482,863	0.1
56,249		Hindustan Petroleum Corp. Ltd.	444,037	0.1
91,874		Hindustan Unilever Ltd.	1,534,009	0.2
214,524		Housing Development Finance Corp.	5,357,526	0.8
332,796		ICICI Bank Ltd.	1,498,130	0.2
201,480		Idea Cellular Ltd.	265,539	0.0
194,013		IDFC Bank Ltd.	164,035	0.0
44,287		Indiabulls Housing Finance Ltd.	736,617	0.1
81,662		Indian Oil Corp. Ltd.	486,384	0.1
103,245	L	Infosys Ltd. ADR	1,550,740	0.2
154,552		Infosys Ltd.	2,237,103	0.3
484,048		ITC Ltd.	2,421,420	0.4
124,323		JSW Steel Ltd.	390,950	0.1
16,124	@	Larsen & Toubro Ltd. GDR	415,999	0.1
28,464		Larsen & Toubro Ltd.	742,679	0.1
42,760		LIC Housing Finance Ltd.	490,596	0.1
30,945		Lupin Ltd.	507,353	0.1
41,607		Mahindra & Mahindra Financial Services Ltd.	221,930	0.0
15,175		Mahindra & Mahindra Ltd. GDR	324,583	0.0
36,819		Mahindra & Mahindra Ltd.	768,139	0.1
66,493		Marico Ltd.	323,143	0.0
15,078		Maruti Suzuki India Ltd.	1,682,381	0.2
61,122	@	Motherson Sumi Systems Ltd.	436,338	0.1
101,998	@	Adani Ports & Special Economic Zone, Ltd.	572,680	0.1
3,396		Nestle India Ltd.	353,877	0.1
235,028		NTPC Ltd.	577,613	0.1
189,362		Oil & Natural Gas Corp., Ltd.	460,560	0.1
11,009	@	Piramal Enterprises, Ltd.	476,005	0.1
100,606		Power Finance Corp. Ltd.	190,755	0.0
40,153	@	Reliance Industries Ltd. GDR	1,702,487	0.3
104,513	@	Reliance Industries Ltd.	2,229,796	0.3
93,810		Rural Electrification Corp. Ltd.	249,239	0.0
21,153		Shriram Transport Finance Co. Ltd.	326,806	0.0
1,270		Shree Cement Ltd.	332,855	0.0
11,302		Siemens, Ltd.	233,366	0.0
196,399		State Bank of India	830,363	0.1
4,783		State Bank of India Ltd. GDR	203,344	0.0
134,740		Sun Pharmaceutical Industries Ltd.	1,157,540	0.2
67,332		Tata Consultancy Services Ltd.	2,459,367	0.4
2,354		Tata Motors Ltd. ADR	77,706	0.0
206,955		Tata Motors Ltd.	1,382,311	0.2
60,309		Tata Motors Ltd. - A - DVR	245,254	0.0
174,842		Tata Power Co. Ltd.	217,721	0.0
44,110		Tata Steel Ltd.	372,084	0.1

See Accompanying Notes to Financial Statements

7

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
63,550		Tech Mahindra Ltd.	375,326	0.1
45,847	@	Titan Co., Ltd.	371,789	0.1
12,227		Ultratech Cement Ltd.	748,519	0.1
8,312	@	United Spirits Ltd.	308,398	0.0
49,675		UPL Ltd.	645,702	0.1
208,950		Vedanta Ltd.	803,294	0.1
15,380	L	Wipro Ltd. ADR	79,976	0.0
152,258		Wipro Ltd.	608,366	0.1
47,204		Yes Bank Ltd.	1,067,879	0.2
73,654		Zee Entertainment Enterprises Ltd.	559,041	0.1
			58,581,979	8.6

		Indonesia: 2.4%
2,058,000		Adaro Energy Tbk PT	243,481	0.0
285,900		AKR Corporindo Tbk PT	139,974	0.0
2,853,200		Astra International Tbk PT	1,911,637	0.3
1,382,200		Bank Central Asia Tbk PT	1,885,070	0.3
522,200		Bank Danamon Indonesia Tbk PT	199,977	0.0
1,290,700		Bank Mandiri Persero TBK PT	1,237,163	0.2
1,564,300		Bank Rakyat Indonesia	1,784,920	0.3
1,044,000		Bank Negara Indonesia Persero Tbk PT	513,332	0.1
1,184,400		Bumi Serpong Damai PT	162,398	0.0
1,070,200		Charoen Pokphand Indonesia Tbk PT	254,434	0.0
69,100		Gudang Garam Tbk PT	406,314	0.1
1,364,200		Hanjaya Mandala Sampoerna Tbk PT	393,062	0.1
243,500		Indocement Tunggal Prakarsa Tbk PT	336,510	0.1
350,900		Indofood CBP Sukses Makmur TBK PT	231,882	0.0
617,900		Indofood Sukses Makmur Tbk PT	398,964	0.1
364,331		Jasa Marga Persero Tbk PT	146,279	0.0
3,025,200		Kalbe Farma Tbk PT	368,270	0.1
2,342,400		Lippo Karawaci Tbk PT	115,968	0.0
354,000		Matahari Department Store Tbk PT	376,469	0.1
970,700		Media Nusantara Citra Tbk PT	133,819	0.0
3,061,400		Pakuwon Jati Tbk PT	141,149	0.0
1,560,600		Perusahaan Gas Negara PT	263,214	0.0
427,700		Semen Indonesia Persero Tbk PT	320,760	0.0
1,582,300		Summarecon Agung Tbk PT	152,865	0.0
877,200		Surya Citra Media Tbk PT	170,476	0.0
7,056,000		Telekomunikasi Indonesia Persero Tbk PT	2,396,158	0.4
328,800		Tower Bersama Infrastructure Tbk PT	166,858	0.0
213,600		Unilever Indonesia Tbk PT	782,118	0.1
234,100		United Tractors Tbk PT	481,826	0.1
793,200		Waskita Karya Persero Tbk PT	137,835	0.0
522,175	@	XL Axiata Tbk PT	133,565	0.0
			16,386,747	2.4

		Malaysia: 2.3%
226,500		AirAsia Bhd	171,473	0.0
171,200		Alliance Financial Group Bhd	153,479	0.0
249,700		AMMB Holdings Bhd	283,885	0.0
251,900		Astro Malaysia Holdings Bhd	148,465	0.0
366,100		Axiata Group Bhd	411,931	0.1
21,600		British American Tobacco Malaysia Bhd	218,483	0.0
475,200		CIMB Group Holdings Bhd	728,373	0.1
500,742		Dialog Group BHD	223,938	0.0
458,300		Digi.Com BHD	533,820	0.1
204,400		Felda Global Ventures Holdings Bhd	81,483	0.0
261,300		Gamuda BHD	334,775	0.0
307,300		Genting Bhd	673,627	0.1
416,200		Genting Malaysia BHD	533,195	0.1
33,900		Genting Plantations Bhd	87,185	0.0
96,000		HAP Seng Consolidated Bhd	206,567	0.0
108,200		Hartalega Holdings Bhd	186,087	0.0
94,472		Hong Leong Bank BHD	344,662	0.1
40,992		Hong Leong Financial Group Bhd	160,352	0.0
294,800		IHH Healthcare Bhd	395,021	0.1
427,300		IJM Corp. Bhd	344,417	0.1
325,400		IOI Corp. Bhd	337,247	0.1
282,240		IOI Properties Group Bhd	144,649	0.0
64,400		Kuala Lumpur Kepong Bhd	373,167	0.1
489,200		Malayan Banking BHD	1,097,328	0.2
125,600		Malaysia Airports Holdings Bhd	250,460	0.0
267,200		Maxis Bhd	345,469	0.1
179,300		MISC Bhd	311,856	0.0
336,900		Petronas Chemicals Group Bhd	557,229	0.1
35,400		Petronas Dagangan BHD	198,736	0.0
99,300		Petronas Gas BHD	428,753	0.1
75,600		PPB Group Bhd	302,213	0.1
398,400		Public Bank BHD	1,885,654	0.3
77,500	@	RHB Bank Bhd	–	–
135,976		RHB Bank Bhd	160,255	0.0
574,900		Sapura Energy Bhd	212,829	0.0
324,300		Sime Darby Bhd	717,682	0.1
184,100		Telekom Malaysia BHD	285,200	0.1
457,400		Tenaga Nasional BHD	1,506,934	0.2
78,500	@	UMW Holdings Bhd	109,163	0.0
171,600		Westports Holdings Bhd	145,510	0.0
666,400		YTL Corp. Bhd	226,662	0.0
368,195		YTL Power International Bhd	124,372	0.0
			15,942,586	2.3

		Mexico: 3.6%
415,500		Alfa SA de CV	589,524	0.1
4,762,400		America Movil SAB de CV	3,820,679	0.6
63,800		Arca Continental SAB de CV	479,957	0.1

See Accompanying Notes to Financial Statements

8

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Mexico: (continued)
2,056,221	@	Cemex SA de CV	1,935,134	0.3
72,100		Coca-Cola Femsa SAB de CV	611,402	0.1
29,300		El Puerto de Liverpool SAB de CV	231,365	0.0
360,700		Fibra Uno Administracion SA de CV	682,495	0.1
276,500		Fomento Economico Mexicano SAB de CV	2,722,989	0.4
150,100		Gentera SAB de CV	225,290	0.0
30,425		Gruma SA de CV	396,944	0.0
50,200		Grupo Aeroportuario del Pacifico SA de CV	565,653	0.1
29,620		Grupo Aeroportuario del Sureste SA de CV	624,805	0.1
228,900		Grupo Bimbo SAB de CV	576,893	0.1
68,600		Grupo Carso SAB de CV	289,841	0.0
353,200		Grupo Financiero Banorte	2,240,980	0.3
331,200		Grupo Financiero Inbursa SA	565,177	0.1
263,200		Grupo Financiero Santander Mexico SAB de CV	509,323	0.1
98,700	L	Grupo Lala SAB de CV	180,935	0.0
540,600		Grupo Mexico SA de CV Series B	1,518,848	0.2
344,200		Grupo Televisa S.A.	1,679,394	0.2
19,560		Industrias Penoles, S.A. de C.V.	442,410	0.1
73,600		Infraestructura Energetica Nova SAB de CV	392,276	0.0
218,300		Kimberly-Clark de Mexico SA de CV	462,010	0.1
150,250		Mexichem SA de CV	402,433	0.1
124,100		OHL Mexico SAB de CV	179,017	0.0
33,410		Promotora y Operadora de Infraestructura SAB de CV	399,107	0.1
12,562		Southern Copper Corp.	435,022	0.1
748,300		Wal-Mart de Mexico SAB de CV	1,735,021	0.2
			24,894,924	3.6

		Pakistan: 0.1%
36,200		Engro Corp. Ltd./Pakistan	112,391	0.0
85,300		Habib Bank Ltd.	218,957	0.1
18,950		Lucky Cement Ltd.	151,141	0.0
56,600		MCB Bank Ltd.	113,594	0.0
99,000		Oil & Gas Development Co. Ltd.	132,857	0.0
68,600		United Bank Ltd./Pakistan	154,093	0.0
			883,033	0.1

		Peru: 0.3%
27,338		Cia de Minas Buenaventura SAA ADR	314,387	0.0
9,371		Credicorp Ltd.	1,681,064	0.3
			1,995,451	0.3

		Philippines: 1.2%
280,270		Aboitiz Equity Ventures, Inc.	422,494	0.1
233,200		Aboitiz Power Corp.	179,776	0.0
456,400		Alliance Global Group, Inc.	129,293	0.0
34,190		Ayala Corp.	576,297	0.1
1,001,400		Ayala Land, Inc.	788,933	0.1
119,180		Bank of the Philippine Islands	245,635	0.1
272,629		BDO Unibank, Inc.	670,213	0.1
652,850		DMCI Holdings, Inc.	182,425	0.0
1,541,300		Energy Development Corp.	184,676	0.0
5,120		Globe Telecom, Inc.	207,803	0.0
12,505		GT Capital Holdings, Inc.	299,482	0.1
81,740		International Container Terminal Services, Inc.	158,332	0.0
395,090		JG Summit Holdings, Inc.	634,211	0.1
64,020		Jollibee Foods Corp.	258,670	0.0
1,810,000		Megaworld Corp.	154,097	0.0
2,101,000		Metro Pacific Investments Corp.	265,941	0.1
104,600		Metropolitan Bank & Trust Co.	181,226	0.0
12,220		PLDT, Inc.	434,864	0.1
268,900		Robinsons Land Corp.	129,016	0.0
15,530		Security Bank Corp.	66,781	0.0
34,017		SM Investments Corp.	540,830	0.1
1,188,900		SM Prime Holdings, Inc.	776,809	0.1
124,310		Universal Robina Corp.	401,551	0.1
			7,889,355	1.2

		Poland: 1.3%
13,614	@	Alior Bank SA	226,791	0.0
5,774		Bank Handlowy w Warszawie	107,176	0.0
93,718	@	Bank Millennium SA	188,404	0.0
21,696	L	Bank Pekao SA	730,510	0.1
4,874		Bank Zachodni WBK SA	450,010	0.1
4,117		CCC SA	249,805	0.0
31,123	@	Cyfrowy Polsat SA	207,323	0.0
12,829	L	Eurocash SA	107,322	0.0
14,513	@	Grupa Lotos SA	199,823	0.0
8,667	@	Jastrzebska Spolka Weglowa SA	173,005	0.0
19,620		KGHM Polska Miedz SA	585,230	0.1
185		LPP SA	356,955	0.1
2,232	@	mBank SA	278,263	0.1
120,257		PGE Polska Grupa Energetyczna SA	392,910	0.1
41,694		Polski Koncern Naftowy Orlen	1,259,403	0.2
248,787		Polskie Gornictwo Naftowe I Gazownictwo SA	424,449	0.1
128,641	@	Powszechna Kasa Oszczednosci Bank Polski SA	1,196,005	0.2
83,333		Powszechny Zaklad Ubezpieczen SA	1,002,633	0.2
93,202		Synthos SA	121,954	0.0
172,867	@	Tauron Polska Energia SA	167,014	0.0
105,197	@	Orange Polska SA	145,668	0.0

See Accompanying Notes to Financial Statements

9

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Poland: (continued)
7,737		Grupa Azoty SA	132,164	0.0
			8,702,817	1.3

		Qatar: 0.6%
16,632		Barwa Real Estate Co.	146,663	0.0
28,916	@	Commercial Bank QSC/The	240,404	0.0
25,084		Doha Bank QSC	209,010	0.0
109,259		Ezdan Holding Group QSC	375,798	0.1
20,705		Industries Qatar QSC	538,818	0.1
50,115		Masraf Al Rayan	540,800	0.1
11,678		Ooredoo QSC	293,194	0.0
4,386		Qatar Electricity & Water Co. QSC	227,544	0.0
43,338		Qatar Gas Transport Co. Ltd.	201,748	0.0
19,511		Qatar Insurance Co. SAQ	359,262	0.1
9,184		Qatar Islamic Bank SAQ	232,084	0.0
31,084		Qatar National Bank QPSC	1,078,480	0.2
			4,443,805	0.6

		Romania: 0.1%
32,047		New Europe Property Investments PLC	405,312	0.1

		Russia: 2.9%
366,300	@	Alrosa PJSC	537,789	0.1
1,510,083		Gazprom PJSC	3,035,632	0.4
4,532,000		Inter RAO UES PJSC	294,589	0.0
60,345		Lukoil PJSC	2,944,086	0.4
43,329		Magnit PJSC GDR	1,472,435	0.2
7,827		MMC Norilsk Nickel PJSC	1,070,547	0.2
69,928		Mobile TeleSystems PJSC ADR	585,997	0.1
202,715		Moscow Exchange MICEX-RTS PJ	358,895	0.1
11,598		Novatek PJSC GDR	1,293,533	0.2
163,970		Novolipetsk Steel PJSC	321,448	0.1
15,991		PhosAgro OJSC GDR	212,216	0.0
152,836		Rosneft Oil Co. PJSC	837,661	0.1
143,064		Rostelecom PJSC	173,227	0.0
15,146,910		RusHydro PJSC	204,635	0.0
80,311		Sberbank PAO ADR	834,431	0.1
1,027,822	@	Sberbank PAO	2,539,751	0.4
25,921		Severstal PJSC	341,206	0.1
28,833		Sistema PJSC FC GDR	120,522	0.0
1,028,851		Surgutneftegas OJSC	447,876	0.1
214,685	@	Tatneft PJSC	1,367,810	0.2
681,827,930		VTB Bank PJSC	740,317	0.1
			19,734,603	2.9

		South Africa: 6.4%
8,389	@	Anglo American Platinum Ltd.	192,178	0.0
56,503		AngloGold Ashanti Ltd.	551,695	0.1
54,451		Aspen Pharmacare Holdings Ltd.	1,194,781	0.2
95,183	L	Barclays Africa Group Ltd.	1,046,581	0.2
47,424		Bid Corp. Ltd.	1,083,321	0.2
46,842		Bidvest Group Ltd.	564,090	0.1
53,938	@	Brait SE	249,396	0.0
6,106		Capitec Bank Holdings Ltd.	387,385	0.1
35,682		Coronation Fund Managers Ltd.	177,826	0.0
51,737		Discovery Ltd.	505,945	0.1
28,369		Exxaro Resources Ltd.	201,553	0.0
481,138		FirstRand Ltd.	1,735,141	0.3
114,470		Fortress Income Fund Ltd.	303,745	0.0
172,520		Fortress Income Fund Ltd. - A	226,290	0.0
30,427		Foschini Group Ltd./The	319,302	0.0
114,168		Gold Fields Ltd.	392,619	0.1
299,400		Growthpoint Properties Ltd.	560,091	0.1
36,417		Hyprop Investments Ltd.	324,990	0.1
89,389	@,L	Impala Platinum Holdings Ltd.	251,995	0.0
22,127		Imperial Holdings Ltd.	271,680	0.0
40,928		Investec Ltd.	301,896	0.1
20,795		Liberty Holdings Ltd.	178,841	0.0
183,532	L	Life Healthcare Group Holdings Ltd.	359,527	0.0
17,518	L	Massmart Holdings Ltd.	141,269	0.0
141,597		MMI Holdings Ltd.	219,065	0.0
17,362		Mondi Ltd.	449,650	0.1
34,296	L	Mr Price Group Ltd.	408,867	0.1
239,854		MTN Group Ltd.	2,090,914	0.3
62,545		Naspers Ltd.	12,317,164	1.8
30,755		Nedbank Group Ltd.	491,077	0.1
147,395		Netcare Ltd.	289,854	0.0
54,051		Pick n Pay Stores Ltd.	243,803	0.0
19,275		Pioneer Foods Group Ltd.	199,564	0.0
13,980		PSG Group Ltd.	256,465	0.0
100,492		Rand Merchant Investment Holdings Ltd.	299,522	0.0
687,005		Redefine Properties Ltd.	552,440	0.1
73,561		Remgro Ltd.	1,200,255	0.2
40,344		Resilient REIT Ltd.	375,699	0.1
103,317		RMB Holdings Ltd.	464,157	0.1
198,815		Sanlam Ltd.	984,704	0.1
79,016		Sappi Ltd.	525,834	0.1
78,677		Sasol Ltd.	2,207,486	0.3
60,696		Shoprite Holdings Ltd.	925,517	0.1
359,247		Sibanye Gold Ltd.	412,787	0.1
27,890		Spar Group Ltd.	328,540	0.1
184,231		Standard Bank Group Ltd.	2,028,872	0.3
424,140		Steinhoff International Holdings NV	2,173,266	0.3
41,027	L	Telkom SA Ltd.	193,022	0.0
23,084		Tiger Brands Ltd.	649,019	0.1
63,887		Truworths International Ltd.	349,163	0.1
72,872	L	Vodacom Group Pty Ltd.	915,680	0.1
138,689		Woolworths Holdings Ltd./South Africa	654,156	0.1
			43,728,679	6.4

		South Korea: 14.4%
4,501		Amorepacific Corp.	1,195,406	0.2
4,083		Amorepacific Group	463,976	0.1
3,104		BGF retail Co. Ltd.	274,232	0.0
38,142		BNK Financial Group, Inc.	364,705	0.1

See Accompanying Notes to Financial Statements

10

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
11,108	@	Celltrion, Inc.	1,117,096	0.2
10,456		Cheil Worldwide, Inc.	168,175	0.0
1,124		CJ CheilJedang Corp.	354,981	0.1
2,089		CJ Corp.	345,985	0.1
2,903		CJ E&M Corp.	192,422	0.0
1,220	@	CJ Korea Express Corp.	192,466	0.0
4,035		Daelim Industrial Co., Ltd.	314,007	0.0
20,517	@	Daewoo Engineering & Construction Co., Ltd.	135,900	0.0
25,488		DGB Financial Group, Inc.	262,773	0.0
7,127		Dongbu Insurance Co., Ltd.	423,543	0.1
5,826		Dongsuh Cos, Inc.	155,828	0.0
8,424		Doosan Heavy Industries and Construction Co. Ltd.	154,318	0.0
3,998		Doosan Bobcat, Inc.	124,554	0.0
2,869		E-Mart, Inc.	587,812	0.1
2,680		Hyundai Glovis Co., Ltd.	367,761	0.1
7,687	@	GS Engineering & Construction Corp.	204,708	0.0
7,376		GS Holdings Corp.	439,632	0.1
4,197		GS Retail Co. Ltd.	189,244	0.0
41,520		Hana Financial Group, Inc.	1,639,729	0.2
10,372		Hankook Tire Co. Ltd.	576,544	0.1
893	@	Hanmi Pharm Co. Ltd.	291,034	0.0
2,049	@	Hanmi Science Co. Ltd.	150,998	0.0
27,579		Hanon Systems Corp.	248,380	0.0
1,547		Hanssem Co. Ltd.	248,786	0.0
15,308		Hanwha Chemical Corp.	403,958	0.1
6,782		Hanwha Corp.	281,054	0.0
33,587		Hanwha Life Insurance Co. Ltd.	204,245	0.0
2,163		Lotte Chemical Corp.	651,012	0.1
4,660		Hotel Shilla Co. Ltd.	232,456	0.0
83,010		SK Hynix, Inc.	4,887,605	0.7
3,008		Hyosung Corp.	440,489	0.1
2,170		Hyundai Department Store Co. Ltd.	209,599	0.0
8,686		Hyundai Development Co-Engineering & Construction	356,749	0.1
10,606		Hyundai Engineering & Construction Co. Ltd.	427,275	0.1
4,319	@	Hyundai Heavy Industries Co. Ltd	667,759	0.1
9,351		Hyundai Marine & Fire Insurance Co., Ltd.	321,628	0.1
9,679		Hyundai Mobis Co. Ltd.	2,115,944	0.3
21,812		Hyundai Motor Co.	3,041,142	0.4
11,131		Hyundai Steel Co.	604,599	0.1
2,571		Hyundai Wia Corp.	156,810	0.0
949	@	Hyundai Robotics Co. Ltd.	320,577	0.1
36,833		Industrial Bank Of Korea	458,408	0.1
4,651		Kakao Corp.	412,643	0.1
16,574		Kangwon Land, Inc.	505,051	0.1
56,187		KB Financial Group, Inc.	2,836,895	0.4
836		KCC Corp.	319,149	0.1
3,476		KEPCO Plant Service & Engineering Co. Ltd.	134,184	0.0
36,671		Kia Motors Corp.	1,224,653	0.2
9,568		Korea Aerospace Industries Ltd.	476,665	0.1
35,893		Korea Electric Power Corp.	1,279,933	0.2
4,315	@	Korea Gas Corp.	200,688	0.0
5,782		Korea Investment Holdings Co., Ltd.	354,308	0.1
1,208		Korea Zinc Co., Ltd.	481,371	0.1
6,923	@	Korean Air Lines Co. Ltd.	234,147	0.0
5,045		KT Corp.	143,846	0.0
16,390		KT&G Corp.	1,676,561	0.2
2,803		Kumho Petrochemical Co. Ltd.	180,350	0.0
6,397		LG Chem Ltd.	1,627,867	0.2
13,250		LG Corp.	895,805	0.1
32,650		LG Display Co., Ltd.	1,055,967	0.2
14,948		LG Electronics, Inc.	1,048,683	0.2
1,302		LG Household & Health Care Ltd.	1,131,312	0.2
2,099		LG Innotek Co. Ltd.	302,813	0.0
16,676		LG Uplus Corp.	227,423	0.0
98		Lotte Chilsung Beverage Co., Ltd.	146,867	0.0
884		Lotte Confectionery Co. Ltd.	153,229	0.0
1,721		Lotte Shopping Co. Ltd.	456,707	0.1
568		Medy-Tox, Inc.	278,149	0.0
52,011		Mirae Asset Daewoo Co., Ltd.	501,818	0.1
2,476		NCSoft Corp.	821,270	0.1
2,247	#,@	Netmarble Games Corp.	304,405	0.0
21,258		NH Investment & Securities Co., Ltd.	275,821	0.0
3,980		NAVER Corp.	2,917,463	0.4
2,459		OCI Co. Ltd.	192,715	0.0
466		Orion Corp.	325,017	0.1
198		Ottogi Corp.	136,713	0.0
28,525	@	Pan Ocean Co. Ltd.	131,670	0.0
10,477		POSCO	2,624,406	0.4
6,271		Posco Daewoo Corp.	122,268	0.0
2,607		S-1 Corp.	221,037	0.0
5,483	@	Hanwha Techwin Co. Ltd	213,184	0.0
2,326	#,@	Samsung Biologics Co. Ltd.	593,338	0.1
10,705		Samsung C&T Corp.	1,385,102	0.2
4,637		Samsung Card Co.	158,435	0.0
7,886		Samsung Electro-Mechanics Co. Ltd.	703,972	0.1
13,968		Samsung Electronics Co., Ltd.	29,092,856	4.3
4,291		Samsung Fire & Marine Insurance Co. Ltd.	1,056,227	0.2
35,943	@	Samsung Heavy Industries Co., Ltd.	391,548	0.1
9,824		Samsung Life Insurance Co. Ltd.	1,004,330	0.2
7,742		Samsung SDI Co., Ltd.	1,162,256	0.2
4,914		Samsung SDS Co. Ltd.	792,597	0.1
9,439		Samsung Securities Co. Ltd.	340,539	0.1
60,252		Shinhan Financial Group Co., Ltd.	2,599,584	0.4
1,138		Shinsegae, Inc.	228,271	0.0
9,054		SK Innovation Co. Ltd.	1,253,946	0.2
4,442		SK Holdings Co. Ltd.	1,079,717	0.2
22,797		SK Networks Co. Ltd.	124,551	0.0
2,871		SK Telecom Co., Ltd.	667,470	0.1
6,406		S-Oil Corp.	530,753	0.1

See Accompanying Notes to Financial Statements

11

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
7,481		Coway Co., Ltd.	679,887	0.1
43,046		Woori Bank	693,423	0.1
1,190		Yuhan Corp.	255,834	0.0
			98,333,993	14.4

		Taiwan: 12.2%
437,462		Acer, Inc.	229,144	0.0
914,486		Advanced Semiconductor Engineering, Inc.	1,172,143	0.2
48,694		Advantech Co. Ltd.	344,717	0.1
343,356		Asia Cement Corp.	294,422	0.1
353,000	@	Asia Pacific Telecom Co. Ltd.	127,018	0.0
98,000		Asustek Computer, Inc.	925,586	0.1
1,220,000		AU Optronics Corp.	556,857	0.1
93,000		Catcher Technology Co., Ltd.	1,108,414	0.2
1,159,611		Cathay Financial Holding Co., Ltd.	1,908,751	0.3
149,128		Chailease Holding Co. Ltd.	415,406	0.1
678,472		Chang Hwa Commercial Bank Ltd.	389,046	0.1
273,650		Cheng Shin Rubber Industry Co. Ltd.	581,971	0.1
79,971		Chicony Electronics Co. Ltd.	202,582	0.0
1,259,439		Innolux Corp.	657,574	0.1
445,000		China Airlines Ltd.	134,991	0.0
1,834,000		China Development Financial Holding Corp.	532,415	0.1
492,163		China Life Insurance Co., Ltd.	490,628	0.1
1,756,535		China Steel Corp.	1,428,351	0.2
2,466,170		CTBC Financial Holding Co. Ltd.	1,616,490	0.2
534,000		Chunghwa Telecom Co., Ltd.	1,894,364	0.3
603,000		Compal Electronics, Inc.	406,247	0.1
274,703		Delta Electronics, Inc.	1,502,720	0.2
1,181,039		E.Sun Financial Holding Co., Ltd.	725,795	0.1
24,889		Eclat Textile Co. Ltd.	302,816	0.1
323,321		Eva Airways Corp.	159,938	0.0
292,620	@	Evergreen Marine Corp. Taiwan Ltd	148,497	0.0
461,685		Far Eastern New Century Corp.	375,339	0.1
229,000		Far EasTone Telecommunications Co., Ltd.	583,259	0.1
50,312		Feng TAY Enterprise Co., Ltd.	222,336	0.0
1,285,443		First Financial Holding Co., Ltd.	859,534	0.1
409,600		Formosa Chemicals & Fibre Co.	1,284,993	0.2
182,000		Formosa Petrochemical Corp.	627,691	0.1
580,600		Formosa Plastics Corp.	1,768,837	0.3
122,000		Formosa Taffeta Co. Ltd.	122,442	0.0
132,849		Foxconn Technology Co., Ltd.	400,685	0.1
943,000	@	Fubon Financial Holding Co., Ltd.	1,500,610	0.2
44,000		Giant Manufacturing Co., Ltd.	251,494	0.0
20,000		Globalwafers Co. Ltd.	139,681	0.0
128,300		Highwealth Construction Corp.	212,360	0.0
30,512		Hiwin Technologies Corp.	205,813	0.0
2,222,463		HON HAI Precision Industry Co., Ltd.	8,543,128	1.3
37,000		Hotai Motor Co. Ltd.	462,957	0.1
96,000	@	HTC Corp.	228,936	0.0
1,018,911		Hua Nan Financial Holdings Co. Ltd.	591,087	0.1
367,000		Inventec Co., Ltd.	298,907	0.1
14,000		Largan Precision Co. Ltd.	2,229,004	0.3
297,538		Lite-On Technology Corp.	488,386	0.1
211,820		MediaTek, Inc.	1,812,145	0.3
1,527,826		Mega Financial Holdings Co., Ltd.	1,270,092	0.2
32,850		Merida Industry Co. Ltd.	175,823	0.0
97,000		Micro-Star International Co., Ltd.	225,157	0.0
666,890		Nan Ya Plastics Corp.	1,654,106	0.2
109,000		Nanya Technology Corp.	196,088	0.0
22,000		Nien Made Enterprise Co. Ltd.	243,959	0.0
85,000		Novatek Microelectronics Corp., Ltd.	343,230	0.1
17,000	@	OBI Pharma, Inc.	134,874	0.0
271,000		Pegatron Corp.	847,745	0.1
22,000		Phison Electronics Corp.	271,785	0.0
311,000		Pou Chen Corp.	430,066	0.1
101,000		Powertech Technology, Inc.	311,560	0.1
81,000		President Chain Store Corp.	727,805	0.1
379,000		Quanta Computer, Inc.	896,531	0.1
64,760		Realtek Semiconductor Corp.	232,930	0.0
133,360	@	Ruentex Development Co. Ltd.	150,309	0.0
94,081		Ruentex Industries Ltd.	140,343	0.0
1,190,860	@	Shin Kong Financial Holding Co., Ltd.	316,759	0.1
291,000		Siliconware Precision Industries Co. Ltd.	470,094	0.1
1,401,587		SinoPac Financial Holdings Co., Ltd.	428,346	0.1
74,918		Standard Foods Corp.	201,189	0.0
213,800		Synnex Technology International Corp.	239,514	0.0
28,000	@	TaiMed Biologics, Inc.	169,838	0.0
1,209,484		Taishin Financial Holdings Co., Ltd.	550,419	0.1
613,673		Taiwan Business Bank	171,440	0.0
468,000		Taiwan Cement Corp.	541,191	0.1
1,080,631		Taiwan Cooperative Financial Holding Co. Ltd.	573,635	0.1
116,000		Taiwan Fertilizer Co., Ltd.	154,192	0.0
220,000		Taiwan High Speed Rail Corp.	183,986	0.0

See Accompanying Notes to Financial Statements

12

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
226,000		Taiwan Mobile Co., Ltd.	850,703	0.1
3,511,000		Taiwan Semiconductor Manufacturing Co., Ltd.	23,987,901	3.5
291,000		Teco Electric and Machinery Co. Ltd.	279,586	0.0
35,000		Transcend Information, Inc.	117,266	0.0
671,209		Uni-President Enterprises Corp.	1,345,327	0.2
1,653,000		United Microelectronics Corp.	802,269	0.1
130,000		Vanguard International Semiconductor Corp.	256,308	0.0
364,731		Wistron Corp.	370,752	0.1
231,000		WPG Holdings Ltd.	308,161	0.1
1,369,586		Yuanta Financial Holding Co., Ltd.	603,420	0.1
145,000		Yulon Motor Co., Ltd.	130,106	0.0
68,000		Zhen Ding Technology Holding Ltd.	161,005	0.0
			82,932,317	12.2

		Thailand: 2.1%
144,400		Advanced Info Service PCL	753,993	0.1
598,200		Airports of Thailand PCL	831,214	0.1
38,200		Bangkok Bank PCL - Foreign Reg	221,373	0.0
559,800		Bangkok Dusit Medical Services PCL	316,250	0.1
1,100,700		Bangkok Expressway & Metro PCL	241,241	0.0
317,500		Banpu PCL	155,037	0.0
167,700		BEC World PCL	103,671	0.0
160,600		Berli Jucker PCL	225,554	0.0
875,600		BTS Group Holdings PCL	218,938	0.0
52,300		Bumrungrad Hospital PCL	263,919	0.1
195,700		Central Pattana PCL	398,648	0.1
388,400		Charoen Pokphand Foods PCL	283,383	0.1
678,300		CP ALL PCL	1,252,216	0.2
72,900		Delta Electronics Thailand PCL	185,774	0.0
23,600		Electricity Generating PCL	148,645	0.0
182,800		Energy Absolute PCL	185,516	0.0
86,600		Glow Energy PCL	200,691	0.0
639,051		Home Product Center PCL	180,450	0.0
218,100		Indorama Ventures PCL	243,809	0.0
1,568,400		IRPC PCL	246,783	0.0
9,100		Kasikornbank PCL	53,126	0.0
233,600		Kasikornbank PCL	1,370,859	0.2
37,100		KCE Electronics PCL	118,407	0.0
529,900		Krung Thai Bank PCL	293,024	0.1
313,300		Minor International PCL	370,929	0.1
193,500		PTT Exploration & Production PCL	490,732	0.1
290,300		PTT Global Chemical PCL	585,029	0.1
146,900		PTT PCL	1,598,657	0.2
78,500		Robinson PCL	134,513	0.0
58,900		Siam Cement PCL	870,014	0.1
239,000		Siam Commercial Bank PCL	1,092,686	0.2
125,700		Thai Oil PCL	292,192	0.1
315,000		Thai Union Group PCL	195,658	0.0
2,211,700		TMB Bank PCL	149,641	0.0
1,440,790	@	True Corp. PCL	262,713	0.1
			14,535,285	2.1

		Turkey: 1.2%
298,288		Akbank TAS	830,856	0.1
30,916		Anadolu Efes Biracilik Ve Malt Sanayii AS	191,977	0.0
35,002		Arcelik A/S	259,187	0.1
27,488		Aselsan Elektronik Sanayi Ve Ticaret AS	170,763	0.0
29,220		BIM Birlesik Magazalar AS	541,757	0.1
12,155		Coca-Cola Icecek AS	139,472	0.0
278,158	@	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	232,418	0.1
201,439		Eregli Demir ve Celik Fabrikalari TAS	403,526	0.1
11,539		Ford Otomotiv Sanayi A/S	140,844	0.0
129,819		Haci Omer Sabanci Holding AS	403,257	0.1
93,971		KOC Holding AS	432,007	0.1
112,823		Petkim Petrokimya Holding	194,344	0.0
26,126		TAV Havalimanlari Holding AS	140,114	0.0
20,015		Tofas Turk Otomobil Fabrikasi AS	164,392	0.0
17,705		Tupras Turkiye Petrol Rafine	509,365	0.1
86,794	@	Turk Hava Yollari	198,551	0.0
91,421		Turk Sise Ve Cam Fabrikalari	119,522	0.0
85,391	@	Turk Telekomunikasyon AS	151,386	0.0
122,746		Turkcell Iletisim Hizmet AS	403,794	0.1
312,834		Turkiye Garanti Bankasi A/S	870,729	0.1
91,231		Turkiye Halk Bankasi AS	340,956	0.1
224,931		Turkiye Is Bankasi	476,291	0.1
119,062		Turkiye Vakiflar Bankasi Tao	218,918	0.0
24,677		Ulker Biskuvi Sanayi AS	155,704	0.0
140,886	@	Yapi Ve Kredi Bankasi	179,741	0.0
			7,869,871	1.2

		United Arab Emirates: 0.7%
281,923		Abu Dhabi Commercial Bank PJSC	536,037	0.1
521,998		Aldar Properties PJSC	325,755	0.1
226,502		DAMAC Properties Dubai Co. PJSC	194,317	0.0
23,188		DP World Ltd.	485,093	0.1
186,697		Dubai Islamic Bank PJSC	288,951	0.0
453,850	@	DXB Entertainments PJSC	93,148	0.0
306,442		Emaar Malls PJSC	209,807	0.0
474,002		Emaar Properties PJSC	999,895	0.2
239,584		Emirates Telecommunications Group Co. PJSC	1,128,452	0.1

See Accompanying Notes to Financial Statements

13

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Arab Emirates: (continued)
206,851	First Abu Dhabi Bank PJSC	591,324	0.1
		4,852,779	0.7

	Total Common Stock
	(Cost $581,390,191)	640,717,671	94.0

PREFERRED STOCK: 3.7%
	Brazil: 2.6%
436,356	Banco Bradesco SA	3,707,755	0.6
25,000	Braskem SA	258,988	0.0
22,500	@ Cia Brasileira de Distribuicao	442,475	0.1
112,059	Cia Energetica de Minas Gerais	272,968	0.0
16,500	Cia Paranaense de Energia	122,023	0.0
36,300	Centrais Eletricas Brasileiras SA	178,602	0.0
130,500	Gerdau SA	405,732	0.1
461,750	Itau Unibanco Holding S.A.	5,122,193	0.8
555,969	Investimentos Itau SA	1,513,731	0.2
101,060	Lojas Americanas SA	424,019	0.1
561,500	@ Petroleo Brasileiro SA	2,106,748	0.3
59,300	Suzano Papel e Celulose SA	254,176	0.0
62,600	Telefonica Brasil SA	847,856	0.1
276,300	Vale SA	2,246,830	0.3
		17,904,096	2.6

	Chile: 0.1%
40,666	Embotelladora Andina SA	172,374	0.0
13,635	Sociedad Quimica y Minera de Chile SA	451,860	0.1
		624,234	0.1

	Colombia: 0.1%
553,674	Grupo Aval Acciones y Valores	228,011	0.1
17,598	Grupo de Inversiones Suramericana SA	223,362	0.0
		451,373	0.1

	Russia: 0.1%
1,007,923	Surgutneftegas	487,169	0.1
80	Transneft PJSC	216,422	0.0
		703,591	0.1

	South Korea: 0.8%
1,408	Amorepacific Corp.	228,893	0.0
3,665	Hyundai Motor Co.	362,010	0.1
5,494	Hyundai Motor Co.- Series 2	559,407	0.1
341	LG Household & Health Care Ltd.	185,380	0.0
1,252	LG Chem Ltd.	221,070	0.0
2,524	Samsung Electronics Co., Ltd. - Pref	4,115,377	0.6
		5,672,137	0.8

	Total Preferred Stock
	(Cost $25,220,479)	25,355,431	3.7

	Total Long-Term Investments
	(Cost $606,610,670)	666,073,102	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateralcc: 1.1%
252,627	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $252,650, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $257,680, due 07/28/17-09/09/49)	252,627	0.0
1,870,235	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,870,412, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,907,639, due 07/15/17-05/20/67)	1,870,235	0.3
1,870,235	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,870,412, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,907,640, due 07/13/17-12/01/51)	1,870,235	0.3
307,502	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $307,529, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $313,653, due 07/15/17-01/15/37)	307,502	0.0

See Accompanying Notes to Financial Statements

14

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
151,031	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $151,047, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $154,052, due 07/07/17-01/15/30)	151,031	0.0
1,552,582	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $1,552,726, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,583,634, due 07/10/17-06/20/67)	1,552,582	0.2
1,870,200	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,870,400, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,907,599, due 01/15/19-02/15/46)	1,870,200	0.3
		7,874,412	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
11,448,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $11,448,000)	11,448,000	1.7

	Total Short-Term Investments
	(Cost $19,322,412)	19,322,412	2.8

	Total Investments in Securities (Cost $625,933,082)	$685,395,514	100.5
	Liabilities in Excess of Other Assets	(3,603,192)	(0.5)
	Net Assets	$681,792,322	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $662,241,771.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$98,026,762
Gross Unrealized Depreciation	(74,873,019)

Net Unrealized Appreciation	$23,153,743

See Accompanying Notes to Financial Statements

15

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Germany: 0.3%
49,089		TUI AG	715,615	0.3

		Ireland: 1.0%
10,037		DCC PLC	914,064	0.3
9,325		Paddy Power Betfair PLC	994,214	0.4
26,760		Smurfit Kappa Group PLC	834,980	0.3
			2,743,258	1.0

		Mexico: 0.1%
20,819		Fresnillo PLC	403,573	0.1

		Netherlands: 9.0%
505,809		Royal Dutch Shell PLC - Class A	13,438,759	4.9
423,203		Royal Dutch Shell PLC - Class B	11,361,540	4.1
			24,800,299	9.0

		Switzerland: 2.6%
22,010		Coca-Cola HBC AG	647,295	0.2
1,315,602		Glencore PLC	4,929,885	1.8
28,570		Wolseley PLC	1,753,571	0.6
			7,330,751	2.6

		United Arab Emirates: 0.2%
44,140		Mediclinic International PLC	426,970	0.2

		United Kingdom: 85.2%
107,498		3i Group PLC	1,263,919	0.5
22,729		Admiral Group PLC	593,113	0.2
126,581	@	Anglo American PLC	1,691,095	0.6
39,077		Antofagasta PLC	407,692	0.1
56,095		Ashtead Group PLC	1,160,759	0.4
39,249		Associated British Foods PLC	1,501,959	0.5
142,989		AstraZeneca PLC	9,577,957	3.5
458,083		Aviva PLC	3,142,177	1.1
56,787		Babcock International Group	651,209	0.2
359,294		BAE Systems PLC	2,966,088	1.1
1,916,853		Barclays PLC	5,069,667	1.8
112,998		Barratt Developments PLC	829,892	0.3
234,683		BHP Billiton PLC	3,595,528	1.3
2,175,288		BP PLC	12,556,204	4.5
209,183		British American Tobacco PLC	14,254,413	5.2
116,009		British Land Co. PLC	915,843	0.3
116,655		Sky PLC	1,510,823	0.5
945,452		BT Group PLC	3,635,512	1.3
37,874		Bunzl PLC	1,129,119	0.4
49,837		Burberry Group PLC	1,078,414	0.4
20,271		Carnival PLC	1,340,397	0.5
620,037		Centrica PLC	1,616,601	0.6
178,325		Compass Group PLC	3,764,024	1.4
148,252	#,@	ConvaTec Group PLC	616,349	0.2
94,369		CRH PLC - London	3,359,412	1.2
14,318		Croda International PLC	725,103	0.3
278,979		Diageo PLC	8,244,366	3.0
155,325		Direct Line Insurance Group PLC	719,239	0.3
27,915		easyJet PLC	494,519	0.2
106,154		Experian PLC	2,178,593	0.8
174,765		G4S PLC	743,266	0.3
193,710		GKN PLC	822,802	0.3
545,577		GlaxoSmithKline PLC	11,613,899	4.2
89,552		Hammerson PLC	670,023	0.2
27,625		Hargreaves Lansdown PLC	468,449	0.2
2,265,127		HSBC Holdings PLC (GBP)	21,024,938	7.6
107,773		Imperial Brands PLC	4,843,037	1.8
92,671		Informa PLC	808,316	0.3
21,435		InterContinental Hotels Group PLC	1,190,369	0.4
189,853		International Consolidated Airlines Group SA	1,509,300	0.5
18,217		Intertek Group PLC	1,000,761	0.4
420,624		ITV PLC	995,651	0.4
181,845		J Sainsbury PLC	596,466	0.2
21,443		Johnson Matthey PLC	802,543	0.3
251,087		Kingfisher PLC	983,492	0.4
85,797		Land Securities Group PLC	1,132,754	0.4
667,751		Legal & General Group PLC	2,246,995	0.8
8,054,807		Lloyds Banking Group Plc	6,941,477	2.5
35,303		London Stock Exchange Group PLC	1,679,284	0.6
183,472		Marks & Spencer Group PLC	796,295	0.3
79,235	#	Merlin Entertainments PLC	496,003	0.2
25,058		Micro Focus International PLC	740,948	0.3
41,374		Mondi PLC	1,084,905	0.4
388,222		National Grid PLC	4,810,283	1.7
15,823		Next PLC	794,696	0.3
536,417		Old Mutual PLC	1,353,322	0.5
92,642		Pearson PLC	834,146	0.3
34,666		Persimmon PLC	1,012,478	0.4
16,749		Provident Financial PLC	531,225	0.2
291,879		Prudential PLC	6,699,759	2.4
10,527		Randgold Resources Ltd.	934,126	0.3
70,271		Reckitt Benckiser Group PLC	7,123,627	2.6
119,874		Relx PLC	2,591,330	0.9
207,587		Rentokil Initial Plc	738,715	0.3
135,901		Rio Tinto PLC	5,755,685	2.1
185,396		Rolls-Royce Holdings PLC	2,150,349	0.8
363,831	@	Royal Bank of Scotland Group PLC	1,173,977	0.4
103,459		Royal Mail PLC	567,545	0.2
115,003		RSA Insurance Group PLC	922,537	0.3
122,077		Sage Group PLC	1,093,932	0.4
12,606		Schroders PLC	509,738	0.2
114,195		SSE PLC	2,160,727	0.8

See Accompanying Notes to Financial Statements

16

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
112,563	Segro PLC	717,454	0.3
26,655	Severn Trent PLC	757,763	0.3
100,477	Shire PLC	5,540,225	2.0
98,815	Smith & Nephew PLC	1,706,396	0.6
44,667	Smiths Group PLC	928,718	0.3
58,821	St. James's Place PLC	906,644	0.3
304,196	@ Standard Chartered PLC	3,080,977	1.1
222,339	Standard Life PLC	1,156,169	0.4
366,634	Taylor Wimpey PLC	841,960	0.3
921,725	@ Tesco PLC	2,029,309	0.7
135,201	Unilever PLC	7,316,828	2.6
77,018	United Utilities Group PLC	870,599	0.3
3,008,032	Vodafone Group PLC	8,542,716	3.1
20,683	Whitbread PLC	1,068,889	0.4
243,227	WM Morrison Supermarkets PLC	763,941	0.3
211,853	# Worldpay Group PLC	868,689	0.3
139,746	WPP PLC	2,942,602	1.1
		235,580,035	85.2

	Total Common Stock
	(Cost $259,767,023)	272,000,501	98.4

PREFERRED STOCK: 0.0%
	United Kingdom: 0.0%
13,989,201	@ Rolls-Royce Holdings PLC - C Shares	18,220	0.0

	Total Preferred Stock
	(Cost $18,057)	18,220	0.0

CLOSED-END FUNDS: 0.3%
	United Kingdom: 0.3%
155,089	Scottish Mortgage Investment Trust PLC	807,533	0.3

	Total Closed-End Funds
	(Cost $701,169)	807,533	0.3

	Total Long-Term Investments
	(Cost $260,486,249)	272,826,254	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.0%
	Securities Lending Collateralcc: 0.0%
96,451	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $96,461, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $98,380, due 08/15/21-09/09/49)
	(Cost $96,451)	96,451	0.0

	Total Short-Term Investments
	(Cost $96,451)	96,451	0.0

	Total Investments in Securities (Cost $260,582,700)	$272,922,705	98.7
	Assets in Excess of Other Liabilities	3,672,305	1.3
	Net Assets	$276,595,010	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.

Cost for federal income tax purposes is $268,365,925.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$35,518,090
Gross Unrealized Depreciation	(30,961,310)

Net Unrealized Appreciation	$4,556,780

See Accompanying Notes to Financial Statements

17

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.5%
		Australia: 6.7%
76,521		AGL Energy Ltd.	1,499,539	0.1
268,386	L	Alumina Ltd.	395,308	0.0
126,542		Amcor Ltd.	1,576,423	0.1
327,565		AMP Ltd.	1,307,058	0.1
120,312		APA Group	847,743	0.1
59,229		Aristocrat Leisure Ltd.	1,026,848	0.1
21,859		ASX Ltd.	900,611	0.1
225,631		Aurizon Holdings Ltd.	929,354	0.1
165,686		AusNet Services	220,915	0.0
325,720		Australia & New Zealand Banking Group Ltd.	7,189,174	0.5
42,108		Bank of Queensland Ltd.	370,474	0.0
50,075		Bendigo and Adelaide Bank Ltd.	426,267	0.0
874,585	@	BGP Holdings PLC	–	–
355,662		BHP Billiton Ltd.	6,339,276	0.4
60,321		BlueScope Steel Ltd.	610,692	0.0
125,796		Boral Ltd.	671,651	0.0
176,711		Brambles Ltd.	1,321,369	0.1
28,746		Caltex Australia Ltd.	698,046	0.0
61,437		Challenger Ltd.	630,065	0.0
10,450		CIMIC Group Ltd.	311,805	0.0
62,952		Coca-Cola Amatil Ltd.	446,716	0.0
6,725		Cochlear Ltd.	803,214	0.1
190,688		Commonwealth Bank of Australia	12,130,834	0.8
51,874		Computershare Ltd.	563,751	0.0
39,938		Crown Resorts Ltd.	376,934	0.0
50,356		CSL Ltd.	5,344,257	0.3
110,590		Dexus	805,159	0.1
6,532	L	Domino's Pizza Enterprises Ltd.	261,382	0.0
6,161	L	Flight Centre Travel Group Ltd.	181,350	0.0
175,032		Fortescue Metals Group Ltd.	700,668	0.0
200,939		Goodman Group	1,214,430	0.1
205,653		GPT Group	756,395	0.1
55,445	L	Harvey Norman Holdings Ltd.	162,813	0.0
184,859		Healthscope Ltd.	314,166	0.0
181,883		Incitec Pivot Ltd.	477,073	0.0
261,453		Insurance Australia Group Ltd.	1,362,598	0.1
60,236		Lend Lease Corp., Ltd.	770,935	0.1
33,859		Macquarie Group Ltd.	2,302,537	0.2
304,566		Medibank Pvt Ltd.	655,767	0.0
423,224		Mirvac Group	692,072	0.0
296,850		National Australia Bank Ltd.	6,752,863	0.4
85,457		Newcrest Mining Ltd.	1,326,269	0.1
152,078		Oil Search Ltd.	796,368	0.1
41,420		Orica Ltd.	658,202	0.0
194,874	@	Origin Energy Ltd.	1,027,511	0.1
61,903		Qantas Airways Ltd.	272,097	0.0
150,004		QBE Insurance Group Ltd.	1,361,505	0.1
15,767		Ramsay Health Care Ltd.	892,124	0.1
5,982		REA Group Ltd.	305,204	0.0
46,698		Rio Tinto Ltd.	2,269,453	0.1
203,653	@	Santos Ltd.	473,662	0.0
590,542		Scentre Group	1,836,048	0.1
38,851		Seek Ltd.	504,887	0.0
42,353		Sonic Healthcare Ltd.	788,560	0.1
339,189		South32 Ltd.	698,560	0.0
242,587		South32 Ltd. - GBP	501,940	0.0
271,325		Stockland	912,438	0.1
139,721		Suncorp Group Ltd.	1,591,419	0.1
125,804		Sydney Airport	685,290	0.0
87,959		Tabcorp Holdings Ltd.	295,407	0.0
154,775		Tatts Group Ltd.	497,206	0.0
465,121		Telstra Corp., Ltd.	1,536,818	0.1
41,333	L	TPG Telecom Ltd.	181,080	0.0
224,326		Transurban Group - Stapled Security	2,043,023	0.1
83,009		Treasury Wine Estates Ltd.	839,381	0.1
370,245		Vicinity Centres	730,572	0.1
125,495		Wesfarmers Ltd.	3,869,630	0.3
217,573		Westfield Corp.	1,341,925	0.1
371,774		Westpac Banking Corp.	8,704,674	0.6
83,524		Woodside Petroleum Ltd.	1,915,957	0.1
141,884		Woolworths Ltd.	2,785,038	0.2
			105,990,780	6.7

		Austria: 0.2%
8,860		Andritz AG	534,550	0.0
32,572	@	Erste Group Bank AG	1,247,665	0.1
15,943	@	OMV AG	828,124	0.1
14,998	@	Raiffeisen International Bank Holding AG	378,574	0.0
12,031	@	Voestalpine AG	560,764	0.0
			3,549,677	0.2

		Belgium: 1.1%
21,565		Ageas	868,450	0.1
84,490		Anheuser-Busch InBev SA/NV	9,331,815	0.6
16,487		Proximus SADP	577,037	0.0
7,534		Colruyt S.A.	396,807	0.0
8,628		Groupe Bruxelles Lambert S.A.	830,474	0.1
27,720		KBC Group NV	2,101,708	0.1
8,188		Solvay S.A.	1,098,924	0.1
6,246	@	Telenet Group Holding NV	393,467	0.0
14,060		UCB S.A.	966,997	0.1
10,761		Umicore	748,548	0.0
			17,314,227	1.1

		China: 0.1%
408,417		BOC Hong Kong Holdings Ltd.	1,954,567	0.1

		Denmark: 1.7%
428		AP Moller - Maersk A/S - Class A	816,665	0.1
695		AP Moller - Maersk A/S - Class B	1,399,391	0.1
11,819		Carlsberg A/S	1,263,043	0.1
10,817		Chr Hansen Holding A/S	786,686	0.1
13,278		Coloplast A/S	1,109,847	0.1

See Accompanying Notes to Financial Statements

18

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Denmark: (continued)
78,712		Danske Bank A/S	3,028,293	0.2
16,251	#	DONG Energy A/S	733,506	0.0
21,721		DSV A/S	1,334,194	0.1
6,273	@	Genmab A/S	1,337,528	0.1
7,411		H Lundbeck A/S	416,033	0.0
17,806		ISS A/S	699,440	0.0
201,118		Novo Nordisk A/S	8,641,494	0.5
25,968		Novozymes A/S	1,136,077	0.1
12,171		Pandora A/S	1,135,854	0.1
92,066		TDC A/S	535,400	0.0
11,624		Tryg A/S	254,206	0.0
24,808		Vestas Wind Systems A/S	2,291,449	0.1
12,043	@	William Demant Holding A/S	311,600	0.0
			27,230,706	1.7

		Finland: 1.0%
16,889	L	Elisa OYJ	655,162	0.0
47,192		Fortum OYJ	740,616	0.1
37,108		Kone OYJ	1,887,878	0.1
12,339		Metso OYJ	428,138	0.0
14,241		Neste Oyj	561,965	0.0
477,274		Nokia OYJ - Finland	2,926,520	0.2
172,697		Nokia OYJ - France	1,057,097	0.1
12,266		Nokian Renkaat OYJ	507,734	0.0
11,161		Orion Oyj	712,975	0.0
49,765		Sampo OYJ	2,553,229	0.2
58,660		Stora Enso OYJ (Euro Denominated Security)	758,009	0.1
58,314		UPM-Kymmene OYJ	1,662,811	0.1
16,230		Wartsila OYJ	959,803	0.1
			15,411,937	1.0

		France: 9.5%
19,953		Accor S.A.	935,981	0.1
3,211	@,L	Aeroports de Paris	517,591	0.0
43,497		Air Liquide SA	5,376,068	0.3
17,996	@,L	Alstom SA	628,520	0.0
7,451	@	Arkema SA	795,707	0.1
9,829	@	Atos SE	1,379,116	0.1
215,863		AXA S.A.	5,911,064	0.4
124,613		BNP Paribas	8,971,249	0.6
93,619		Bollore Investissement	425,669	0.0
22,950		Bouygues	966,891	0.1
29,468	@	Bureau Veritas SA	652,288	0.0
17,937		Cap Gemini SA	1,852,941	0.1
62,331		Carrefour S.A.	1,575,852	0.1
5,716		Casino Guichard Perrachon S.A.	338,527	0.0
5,968		Christian Dior SE	1,706,477	0.1
55,502		Cie de Saint-Gobain	2,964,093	0.2
19,618		Cie Generale des Etablissements Michelin	2,611,045	0.2
17,592	@	CNP Assurances	394,875	0.0
124,129		Credit Agricole SA	1,999,518	0.1
247		Dassault Aviation SA	345,184	0.0
14,200		Dassault Systemes SE	1,273,613	0.1
23,374		Edenred	609,716	0.0
6,966	@	Eiffage SA	632,800	0.0
58,338		Electricite de France SA	632,091	0.0
23,023		Essilor International SA	2,928,825	0.2
4,977		Eurazeo SA	373,414	0.0
1,211	@	Eurofins Scientific SE	683,254	0.1
19,577	@	Eutelsat Communications	499,506	0.0
3,587	@	Fonciere Des Regions	332,726	0.0
222,093		Orange SA	3,534,598	0.2
184,134		Engie SA	2,779,278	0.2
4,391	@	Gecina S.A.	689,206	0.1
65,822		Danone	4,940,452	0.3
51,728		Groupe Eurotunnel S.A.	551,914	0.0
2,429		Hermes International	1,199,870	0.1
3,922	@	Icade	329,022	0.0
2,946		Iliad SA	696,224	0.1
3,926	@	Imerys SA	341,736	0.0
6,149	@	Ingenico Group SA	557,638	0.0
3,711	@	Ipsen SA	507,806	0.0
8,031		JC Decaux SA	263,310	0.0
24,150		Klepierre	989,809	0.1
13,781		Lagardere SCA	434,850	0.0
29,259		Legrand S.A.	2,044,665	0.1
28,229		L'Oreal S.A.	5,886,168	0.4
31,016		LVMH Moet Hennessy Louis Vuitton SE	7,755,735	0.5
101,393	@	Natixis SA	680,623	0.1
23,510	L	Pernod Ricard SA	3,148,164	0.2
53,135		Peugeot S.A.	1,058,964	0.1
8,392		Kering	2,857,582	0.2
20,939		Publicis Groupe	1,560,651	0.1
2,544	@	Remy Cointreau SA	296,538	0.0
20,121		Renault S.A.	1,820,458	0.1
33,276	@	Rexel SA	543,808	0.0
34,782		Safran S.A.	3,189,735	0.2
128,839		Sanofi	12,345,375	0.8
62,879		Schneider Electric SE	4,832,229	0.3
17,282		SCOR SE	686,577	0.1
2,395		SEB SA	429,876	0.0
3,193	@	Societe BIC S.A.	379,142	0.0
85,631		Societe Generale	4,617,720	0.3
10,170		Sodexo SA	1,314,398	0.1
37,448	L	Suez	693,406	0.1
11,775	@	Thales S.A.	1,267,279	0.1
254,208		Total S.A.	12,620,695	0.8
10,994	L	Unibail-Rodamco SE	2,770,240	0.2
26,388		Valeo SA	1,775,360	0.1
53,146		Veolia Environnement	1,124,390	0.1
56,618		Vinci S.A.	4,829,610	0.3
116,561		Vivendi SA	2,595,524	0.2
3,210		Wendel	474,791	0.0
21,805	@	Zodiac Aerospace	592,408	0.0
			150,322,425	9.5

		Germany: 8.6%
20,988		Adidas AG	4,024,432	0.3
50,643		Allianz SE	9,994,019	0.6
4,216		Axel Springer AG	253,597	0.0
101,874		BASF SE	9,454,853	0.6
91,468		Bayer AG	11,855,209	0.8
37,012		Bayerische Motoren Werke AG	3,442,392	0.2
11,166		Beiersdorf AG	1,174,460	0.1
17,114		Brenntag AG	992,514	0.1
115,757	@	Commerzbank AG	1,382,249	0.1
12,289		Continental AG	2,658,484	0.2
12,304	#	Covestro AG	891,969	0.1
106,757		Daimler AG	7,742,959	0.5
229,467		Deutsche Bank AG	4,079,883	0.3
21,308		Deutsche Boerse AG	2,250,771	0.1
26,893		Deutsche Lufthansa AG	612,881	0.0
108,121		Deutsche Post AG	4,058,682	0.3
363,642		Deutsche Telekom AG	6,554,651	0.4
38,401		Deutsche Wohnen AG	1,471,430	0.1

See Accompanying Notes to Financial Statements

19

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
243,559		E.ON AG	2,299,194	0.1
18,108		Evonik Industries AG	579,562	0.0
4,288		Fraport AG Frankfurt Airport Services Worldwide	379,457	0.0
45,744		Fresenius SE & Co. KGaA	3,927,265	0.3
23,731		Fresenius Medical Care AG & Co. KGaA	2,289,968	0.1
19,924		GEA Group AG	818,103	0.1
6,478		Hannover Rueck SE	778,097	0.1
16,242		HeidelbergCement AG	1,574,484	0.1
11,432		Henkel AG & Co. KGaA	1,384,810	0.1
2,221		Hochtief AG	407,730	0.0
7,317		Hugo Boss AG	512,940	0.0
125,171		Infineon Technologies AG	2,658,709	0.2
15,504	#	Innogy SE	610,184	0.0
21,319	L	K+S AG	547,575	0.0
10,102		Lanxess	766,140	0.0
20,709		Linde AG	3,942,031	0.3
3,656		MAN SE	392,087	0.0
14,270		Merck KGaA	1,726,655	0.1
19,808		Metro AG	669,158	0.0
17,940		Muenchener Rueckversicherungs-Gesellschaft AG	3,630,218	0.2
9,710		Osram Licht AG	775,074	0.1
25,796		ProSiebenSat.1 Media SE	1,082,131	0.1
56,164	@	RWE AG	1,121,924	0.1
109,375		SAP SE	11,448,453	0.7
84,881		Siemens AG	11,675,742	0.7
13,572		Symrise AG	962,939	0.1
80,562		Telefonica Deutschland Holding AG	402,891	0.0
40,403		ThyssenKrupp AG	1,151,487	0.1
50,449		TUI AG	735,441	0.0
14,023		United Internet AG	771,744	0.1
3,477		Volkswagen AG	540,034	0.0
51,949		Vonovia SE	2,066,856	0.1
11,226	@	Zalando SE	513,333	0.0
			136,037,851	8.6

		Hong Kong: 3.1%
1,331,699		AIA Group Ltd.	9,743,191	0.6
28,700		ASM Pacific Technology Ltd.	387,241	0.0
134,552		Bank of East Asia Ltd.	578,301	0.0
295,699		Cheung Kong Property Holdings Ltd.	2,313,928	0.2
297,699		CK Hutchison Holdings Ltd.	3,735,987	0.2
73,402		CK Infrastructure Holdings Ltd.	616,597	0.0
180,365		CLP Holdings Ltd.	1,907,242	0.1
251,541		First Pacific Co.	185,502	0.0
261,159		Galaxy Entertainment Group Ltd.	1,585,054	0.1
91,000		Hang Lung Group Ltd.	376,521	0.0
233,823		Hang Lung Properties Ltd.	584,358	0.0
83,936		Hang Seng Bank Ltd.	1,755,957	0.1
135,554		Henderson Land Development Co., Ltd.	755,838	0.1
294,000	#	HK Electric Investments & HK Electric Investments Ltd.	270,308	0.0
418,867		HKT Trust / HKT Ltd.	549,372	0.0
933,677		Hong Kong & China Gas	1,755,947	0.1
128,688		Hong Kong Exchanges and Clearing Ltd.	3,324,576	0.2
153,845		Power Assets Holdings Ltd.	1,357,988	0.1
127,433		Hongkong Land Holdings Ltd. - HKHGF	937,808	0.1
76,644		Hysan Development Co., Ltd.	365,775	0.0
24,004		Jardine Matheson Holdings Ltd.	1,540,960	0.1
24,600		Jardine Strategic Holdings Ltd	1,025,510	0.1
82,060		Kerry Properties Ltd.	278,625	0.0
668,194		Li & Fung Ltd.	243,022	0.0
246,532		Link REIT	1,875,379	0.1
25,815		Melco Resorts & Entertainment Ltd ADR	579,547	0.1
157,644		MTR Corp.	887,115	0.1
606,094		New World Development Ltd.	768,281	0.1
159,660		NWS Holdings Ltd.	314,001	0.0
408,000		PCCW Ltd.	231,872	0.0
151,385		Shangri-La Asia Ltd.	256,721	0.0
342,626		Sino Land Co.	561,353	0.0
159,471		Sun Hung Kai Properties Ltd.	2,342,657	0.2
55,620		Swire Pacific Ltd.	542,943	0.0
135,425		Swire Properties Ltd.	446,417	0.0
154,500		Techtronic Industries Co., Ltd.	709,927	0.1
889,500	#	WH Group Ltd.	898,192	0.1
135,857		Wharf Holdings Ltd.	1,124,174	0.1
92,504		Wheelock & Co., Ltd.	697,721	0.1
81,449		Yue Yuen Industrial Holdings	337,809	0.0
			48,749,717	3.1

		Ireland: 0.4%
32,992		CRH PLC - Dublin	1,169,349	0.1
9,808		DCC PLC	893,209	0.1
3,065,042	@	Governor & Co. of the Bank of Ireland	805,189	0.0
49,572		James Hardie Industries SE	781,247	0.0
7,297		Kerry Group PLC - KYG	627,822	0.0
10,633		Kerry Group PLC - KYGA	915,734	0.1
9,080		Paddy Power Betfair PLC	969,353	0.1
2,200	@	Ryanair Holdings PLC ADR	236,742	0.0
			6,398,645	0.4

		Israel: 0.6%
3,895		Azrieli Group Ltd.	216,364	0.0
121,803		Bank Hapoalim BM	821,338	0.1
168,103		Bank Leumi Le-Israel BM	816,730	0.1
244,825		Bezeq Israeli Telecommunication Corp., Ltd.	406,114	0.0
14,503	@	Check Point Software Technologies	1,581,987	0.1

See Accompanying Notes to Financial Statements

20

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Israel: (continued)
2,247		Elbit Systems Ltd.	277,178	0.0
3,755		Frutarom Industries Ltd.	262,146	0.0
56,651		Israel Chemicals Ltd.	267,236	0.0
11,433		Mizrahi Tefahot Bank Ltd.	207,877	0.0
7,313		Nice Ltd.	576,163	0.1
1,564	@,L	Taro Pharmaceuticals Industries	175,262	0.0
101,291		Teva Pharmaceutical Industries Ltd. ADR	3,364,887	0.2
			8,973,282	0.6

		Italy: 2.0%
134,443		Assicurazioni Generali S.p.A.	2,219,144	0.1
47,654		Atlantia S.p.A	1,340,482	0.1
879,752		Enel S.p.A.	4,718,557	0.3
283,790		ENI S.p.A.	4,264,769	0.3
13,779		Ferrari NV	1,185,702	0.1
45,220		Leonardo SpA	752,904	0.0
1,418,131		Intesa Sanpaolo SpA - ISP	4,510,818	0.3
91,434		Intesa Sanpaolo SpA - ISPR	272,023	0.0
18,864		Luxottica Group S.p.A.	1,098,039	0.1
60,655		Mediobanca S.p.A.	600,063	0.0
57,041	#	Poste Italiane SpA	391,131	0.0
21,948		Prysmian S.p.A.	647,326	0.0
10,260		Recordati S.p.A.	416,240	0.1
68,055	@	Saipem SpA	252,021	0.0
271,953		Snam SpA	1,186,848	0.1
1,227,210	@,L	Telecom Italia S.p.A. - TIT	1,135,383	0.1
679,976		Telecom Italia S.p.A. - TITR	503,200	0.0
168,822		Terna Rete Elettrica Nazionale SpA	911,832	0.1
219,836	@	UniCredit SpA	4,117,813	0.3
122,637	L	UnipolSai Assicurazioni SpA	269,048	0.0
			30,793,343	2.0

		Japan: 22.5%
3,200		ABC-Mart, Inc.	188,583	0.0
44,443	@	Acom Co., Ltd.	203,428	0.0
69,880		Aeon Co., Ltd.	1,062,847	0.1
13,498		AEON Financial Service Co., Ltd.	286,456	0.0
13,842		Aeon Mall Co., Ltd.	273,476	0.0
18,543		Air Water, Inc.	342,224	0.0
20,011		Aisin Seiki Co., Ltd.	1,028,698	0.1
60,028		Ajinomoto Co., Inc.	1,298,056	0.1
21,468		Alfresa Holdings Corp.	415,043	0.0
132,895		ANA Holdings, Inc.	462,739	0.0
20,800		Alps Electric Co., Ltd.	604,205	0.0
37,989		Amada Holdings Co., Ltd.	440,660	0.0
127,682		Aozora Bank Ltd.	487,475	0.0
22,021		Asahi Glass Co., Ltd.	930,009	0.1
42,358		Asahi Group Holdings, Ltd.	1,595,214	0.1
140,653		Asahi Kasei Corp.	1,517,409	0.1
17,249		Asics Corp.	320,566	0.0
238,720		Astellas Pharma, Inc.	2,925,920	0.2
34,557		Bank of Kyoto Ltd.	327,464	0.0
7,937		Benesse Holdings, Inc.	300,052	0.0
72,143		Bridgestone Corp.	3,118,855	0.2
26,286		Brother Industries Ltd.	608,863	0.0
9,301		Calbee, Inc.	365,836	0.0
117,893		Canon, Inc.	4,010,168	0.3
22,087		Casio Computer Co., Ltd.	340,409	0.0
15,928		Central Japan Railway Co.	2,601,311	0.2
76,266		Chiba Bank Ltd.	555,020	0.0
72,042		Chubu Electric Power Co., Inc.	958,062	0.1
24,506		Chugai Pharmaceutical Co., Ltd.	918,140	0.1
20,006		Chugoku Bank Ltd.	300,358	0.0
32,572		Chugoku Electric Power Co., Inc.	359,640	0.0
13,900		Coca-Cola Bottlers Japan, Inc.	402,483	0.0
127,909		Concordia Financial Group Ltd.	648,292	0.1
17,324		Credit Saison Co., Ltd.	339,220	0.0
11,700	@,L	CYBERDYNE, Inc.	155,909	0.0
61,748		Dai Nippon Printing Co., Ltd.	687,870	0.1
30,884		Daicel Corp.	386,012	0.0
119,183		Dai-ichi Life Holdings, Inc.	2,163,340	0.1
63,093		Daiichi Sankyo Co., Ltd.	1,489,179	0.1
26,098		Daikin Industries Ltd.	2,677,447	0.2
18,109		Sumitomo Dainippon Pharma Co. Ltd.	247,186	0.0
7,881		Daito Trust Construction Co., Ltd.	1,227,826	0.1
63,054		Daiwa House Industry Co., Ltd.	2,158,060	0.1
153		Daiwa House REIT Investment Corp.	363,163	0.0
182,121		Daiwa Securities Group, Inc.	1,084,477	0.1
11,200		Dena Co., Ltd.	251,725	0.0
52,567		Denso Corp.	2,230,846	0.2
23,903		Dentsu, Inc.	1,146,699	0.1
2,900		Disco Corp.	465,135	0.0
13,642		Don Quijote Holdings Co. Ltd.	518,325	0.0
36,533		East Japan Railway Co.	3,499,724	0.2
27,479		Eisai Co., Ltd.	1,520,346	0.1
16,742		Electric Power Development Co., Ltd.	414,670	0.0
9,038		FamilyMart UNY Holdings Co., Ltd.	517,569	0.0
21,593		Fanuc Ltd.	4,179,233	0.3
5,842		Fast Retailing Co., Ltd.	1,953,708	0.1
62,617		Fuji Electric Holdings Co., Ltd.	331,198	0.0
68,335		Fuji Heavy Industries Ltd.	2,317,107	0.2
46,760		Fuji Film Holdings Corp.	1,686,047	0.1
212,135		Fujitsu Ltd.	1,569,007	0.1
85,719		Fukuoka Financial Group, Inc.	408,984	0.0
44,147		Hachijuni Bank Ltd.	281,286	0.0
20,000		Hakuhodo DY Holdings, Inc.	266,354	0.0
16,442		Hamamatsu Photonics KK	506,696	0.0
27,157		Hankyu Hanshin Holdings, Inc.	978,339	0.1

See Accompanying Notes to Financial Statements

21

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
2,100		Hikari Tsushin, Inc.	221,247	0.0
29,232		Hino Motors Ltd.	326,392	0.0
3,680		Hirose Electric Co., Ltd.	526,625	0.0
50,000		Hiroshima Bank Ltd.	222,571	0.0
6,429		Hisamitsu Pharmaceutical Co., Inc.	308,230	0.0
12,000		Hitachi Chemical Co., Ltd.	359,767	0.0
12,410		Hitachi Construction Machinery Co., Ltd.	312,188	0.0
7,200		Hitachi High-Technologies Corp.	280,389	0.0
535,956		Hitachi Ltd.	3,304,540	0.2
23,510		Hitachi Metals Ltd.	328,021	0.0
183,842		Honda Motor Co., Ltd.	5,036,918	0.3
5,400		Hoshizaki Corp.	489,947	0.0
43,637		Hoya Corp.	2,271,802	0.2
9,144		Idemitsu Kosan Co., Ltd.	260,135	0.0
167,424	@	IHI Corp.	572,152	0.0
16,091		Iida Group Holdings Co. Ltd.	268,583	0.0
105,016		Inpex Corp.	1,013,978	0.1
38,166		Isetan Mitsukoshi Holdings Ltd.	383,958	0.0
62,468		Isuzu Motors Ltd.	775,688	0.1
166,416		Itochu Corp.	2,477,756	0.2
27,152		J Front Retailing Co., Ltd.	418,425	0.0
13,078		Japan Airlines Co. Ltd.	405,100	0.0
4,600		Japan Airport Terminal Co., Ltd.	176,592	0.0
44,300		Japan Post Bank Co. Ltd.	568,685	0.0
49,600		Japan Post Holdings Co. Ltd.	616,993	0.1
96		Japan Prime Realty Investment Corp.	332,448	0.0
143		Japan Real Estate Investment Corp.	710,709	0.0
289		Japan Retail Fund Investment Corp.	533,316	0.0
121,502		Japan Tobacco, Inc.	4,270,565	0.3
58,002		JFE Holdings, Inc.	1,009,907	0.1
23,039		JGC Corp.	375,290	0.0
29,292		LIXIL Group Corp.	734,207	0.1
22,035		JSR Corp.	381,453	0.0
24,565		JTEKT Corp.	361,483	0.0
341,664		JX Holdings, Inc.	1,494,955	0.1
98,909		Kajima Corp.	835,941	0.1
17,323		Kakaku.com, Inc.	249,017	0.0
26,520		Kamigumi Co., Ltd.	278,774	0.0
28,000		Kaneka Corp.	214,297	0.0
77,662		Kansai Electric Power Co., Inc.	1,070,915	0.1
24,053		Kansai Paint Co., Ltd.	555,292	0.0
55,075		Kao Corp.	3,274,668	0.2
153,535		Kawasaki Heavy Industries Ltd.	457,016	0.0
202,801		KDDI Corp.	5,363,605	0.4
50,000		Keihan Holdings Co., Ltd.	318,180	0.0
52,217		Keikyu Corp.	629,755	0.1
66,343		Keio Corp.	556,104	0.0
15,898		Keisei Electric Railway Co., Ltd.	425,485	0.0
10,844		Keyence Corp.	4,773,831	0.3
16,834		Kikkoman Corp.	538,489	0.0
206,972		Kintetsu Group Holdings Co., Ltd.	798,514	0.1
90,456		Kirin Holdings Co., Ltd.	1,845,176	0.1
35,376	@	Kobe Steel Ltd.	364,770	0.0
12,200		Koito Manufacturing Co., Ltd.	630,869	0.1
101,983		Komatsu Ltd.	2,617,643	0.2
10,866		Konami Holdings Corp.	604,864	0.0
49,323		Konica Minolta, Inc.	411,495	0.0
3,200		Kose Corp.	350,946	0.0
117,822		Kubota Corp.	1,991,522	0.1
40,567		Kuraray Co., Ltd.	738,686	0.1
11,348		Kurita Water Industries, Ltd.	310,414	0.0
35,594		Kyocera Corp.	2,068,749	0.1
28,614		Kyowa Hakko Kirin Co., Ltd.	532,192	0.0
47,860		Kyushu Electric Power Co., Inc.	581,677	0.0
35,700		Kyushu Financial Group, Inc.	226,214	0.0
15,400		Kyushu Railway Co.	499,485	0.0
5,564		Lawson, Inc.	389,386	0.0
4,400	@,L	LINE Corp.	152,750	0.0
26,000		Lion Corp.	539,289	0.0
22,100		M3, Inc.	609,659	0.0
5,100		Mabuchi Motor Co., Ltd.	254,913	0.0
25,008		Makita Corp.	926,147	0.1
181,056		Marubeni Corp.	1,172,999	0.1
23,819		Marui Group Co., Ltd.	351,946	0.0
5,500		Maruichi Steel Tube Ltd.	160,019	0.0
63,366		Mazda Motor Corp.	890,222	0.1
6,300	L	McDonald's Holdings Co. Japan Ltd.	241,677	0.0
100,262		Mebuki Financial Group, Inc.	374,352	0.0
17,800		Medipal Holdings Corp.	330,049	0.0
12,788		MEIJI Holdings Co., Ltd.	1,036,966	0.1
40,800		Minebea Co., Ltd.	659,816	0.1
5,532		Miraca Holdings, Inc.	249,156	0.0
29,300		Misumi Group, Inc.	671,546	0.1
167,993		Mitsubishi Corp.	3,531,384	0.2
214,061		Mitsubishi Electric Corp.	3,095,879	0.2
139,327		Mitsubishi Estate Co., Ltd.	2,604,412	0.2
356,193		Mitsubishi Heavy Industries Ltd.	1,466,503	0.1
73,415		Mitsubishi Motors Corp.	485,505	0.0
1,332,606		Mitsubishi UFJ Financial Group, Inc.	8,988,492	0.6
54,376		Mitsubishi UFJ Lease & Finance Co., Ltd.	298,336	0.0
148,648		Mitsubishi Chemical Holdings Corp.	1,238,499	0.1
21,939		Mitsubishi Gas Chemical Co., Inc.	465,971	0.0
12,651		Mitsubishi Materials Corp.	383,912	0.0
25,413		Mitsubishi Tanabe Pharma Corp.	587,856	0.0
187,901		Mitsui & Co., Ltd.	2,689,960	0.2
105,074		Mitsui Chemicals, Inc.	559,558	0.0
98,619		Mitsui Fudosan Co., Ltd.	2,362,764	0.2
124,930		Mitsui OSK Lines Ltd.	368,906	0.0
53,054		MS&AD Insurance Group Holdings, Inc.	1,789,442	0.1
4,900		Mixi, Inc.	272,682	0.0

See Accompanying Notes to Financial Statements

22

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
2,671,161		Mizuho Financial Group, Inc.	4,897,504	0.3
21,248		Murata Manufacturing Co., Ltd.	3,243,848	0.2
12,521		Nabtesco Corp.	365,163	0.0
101,000		Nagoya Railroad Co., Ltd.	471,277	0.0
21,693		Namco Bandai Holdings, Inc.	741,192	0.1
286,207		NEC Corp.	760,854	0.1
19,600	@	Nexon Co. Ltd.	388,783	0.0
28,769		NGK Insulators Ltd.	576,765	0.0
19,685		NGK Spark Plug Co., Ltd.	421,663	0.0
26,392		Nidec Corp.	2,711,514	0.2
38,269		Nikon Corp.	613,420	0.0
12,594		Nintendo Co., Ltd.	4,216,366	0.3
175		Nippon Prologis REIT, Inc.	372,493	0.0
152		Nippon Building Fund, Inc.	775,710	0.1
9,082		Nippon Electric Glass Co., Ltd.	331,290	0.0
93,220		Nippon Express Co., Ltd.	584,971	0.0
19,419		NH Foods Ltd.	590,728	0.0
17,817	L	Nippon Paint Holdings Co., Ltd.	677,843	0.1
85,380		Nippon Steel & Sumitomo Metal Corp.	1,934,774	0.1
76,698		Nippon Telegraph & Telephone Corp.	3,620,460	0.2
178,030	@	Nippon Yusen KK	332,825	0.0
12,800		Nissan Chemical Industries Ltd.	424,152	0.0
257,392		Nissan Motor Co., Ltd.	2,570,042	0.2
22,867		Nisshin Seifun Group, Inc.	375,924	0.0
6,917		Nissin Food Products Co., Ltd.	432,517	0.0
8,806		Nitori Co., Ltd.	1,178,800	0.1
18,342		Nitto Denko Corp.	1,514,707	0.1
39,313		Sompo Holdings, Inc.	1,525,929	0.1
9,800		NOK Corp.	208,051	0.0
402,026		Nomura Holdings, Inc.	2,424,395	0.2
13,445		Nomura Real Estate Holdings, Inc.	264,593	0.0
15,156		Nomura Research Institute Ltd.	598,761	0.0
432		Nomura Real Estate Master Fund, Inc.	590,339	0.0
44,749		NSK Ltd.	563,111	0.0
70,920		NTT Data Corp.	791,229	0.1
153,954		NTT DoCoMo, Inc.	3,641,118	0.2
73,115		Obayashi Corp.	861,450	0.1
6,300		Obic Co., Ltd.	387,928	0.0
32,827		Odakyu Electric Railway Co., Ltd.	663,459	0.1
90,826		OJI Paper Co., Ltd.	470,251	0.0
32,257		Olympus Corp.	1,181,845	0.1
21,523		Omron Corp.	936,883	0.1
45,890		Ono Pharmaceutical Co., Ltd.	1,000,925	0.1
3,700		Oracle Corp. Japan	240,677	0.0
24,080		Oriental Land Co., Ltd.	1,632,023	0.1
146,063		ORIX Corp.	2,272,720	0.2
213,828		Osaka Gas Co., Ltd.	875,592	0.1
59,114		Osaka Securities Exchange Co. Ltd.	1,074,859	0.1
5,861		Otsuka Corp.	364,578	0.0
43,446		Otsuka Holdings Co. Ltd.	1,854,939	0.1
244,631		Panasonic Corp.	3,333,161	0.2
11,799		Park24 Co., Ltd.	300,241	0.0
9,600		Pola Orbis Holdings, Inc.	253,983	0.0
103,070		Rakuten, Inc.	1,216,321	0.1
121,800		Recruit Holdings Co. Ltd.	2,096,164	0.1
245,813		Resona Holdings, Inc.	1,357,825	0.1
74,832		Ricoh Co., Ltd.	662,909	0.1
3,866		Rinnai Corp.	361,186	0.0
10,250		Rohm Co., Ltd.	790,290	0.1
2,600		Ryohin Keikaku Co., Ltd.	650,730	0.1
5,288		Sankyo Co., Ltd.	179,635	0.0
42,045		Santen Pharmaceutical Co., Ltd.	571,103	0.0
23,770		SBI Holdings, Inc.	323,239	0.0
23,106		Secom Co., Ltd.	1,758,020	0.1
20,010		Sega Sammy Holdings, Inc.	269,779	0.0
17,600		Seibu Holdings, Inc.	326,102	0.0
31,416		Seiko Epson Corp.	700,966	0.1
45,719		Sekisui Chemical Co., Ltd.	820,357	0.1
65,685		Sekisui House Ltd.	1,160,890	0.1
83,571		Seven & I Holdings Co., Ltd.	3,448,511	0.2
67,807	L	Seven Bank Ltd.	243,119	0.0
166,000	@,L	Sharp Corp.	615,315	0.1
26,172		Shimadzu Corp.	498,712	0.0
2,661		Shimamura Co., Ltd.	326,217	0.0
8,255		Shimano, Inc.	1,310,717	0.1
63,692		Shimizu Corp.	676,767	0.1
43,189		Shin-Etsu Chemical Co., Ltd.	3,930,755	0.3
188,940		Shinsei Bank Ltd.	330,978	0.0
33,232		Shionogi & Co., Ltd.	1,852,946	0.1
42,062		Shiseido Co., Ltd.	1,499,412	0.1
57,181		Shizuoka Bank Ltd.	518,594	0.0
30,364	L	Hulic Co. Ltd.	310,952	0.0
22,519		Showa Shell Sekiyu KK	209,164	0.0
6,336		SMC Corp.	1,936,866	0.1
91,446		SoftBank Group Corp.	7,433,659	0.5
7,400		Sohgo Security Services Co., Ltd.	334,037	0.0
139,870		Sony Corp.	5,335,165	0.3
18,698		Sony Financial Holdings, Inc.	319,773	0.0
16,988		Stanley Electric Co., Ltd.	514,819	0.0
20,000		Start Today Co. Ltd.	492,894	0.0
171,171		Sumitomo Chemical Co., Ltd.	989,334	0.1
129,455		Sumitomo Corp.	1,688,116	0.1
83,333		Sumitomo Electric Industries Ltd.	1,289,196	0.1
63,982		Sumitomo Heavy Industries	424,561	0.0
55,561		Sumitomo Metal Mining Co., Ltd.	742,633	0.1
148,651		Sumitomo Mitsui Financial Group, Inc.	5,803,999	0.4
36,885		Sumitomo Mitsui Trust Holdings, Inc.	1,324,883	0.1
39,496		Sumitomo Realty & Development Co., Ltd.	1,223,122	0.1

See Accompanying Notes to Financial Statements

23

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
19,059		Sumitomo Rubber Industries, Inc.	322,774	0.0
7,600		Sundrug Co., Ltd.	283,498	0.0
15,234		Suntory Beverage & Food Ltd.	708,089	0.1
20,261		Suruga Bank Ltd.	492,757	0.0
9,317		Suzuken Co., Ltd.	310,145	0.0
38,444		Suzuki Motor Corp.	1,831,394	0.1
17,338		Sysmex Corp.	1,037,744	0.1
61,411		T&D Holdings, Inc.	939,106	0.1
137,001		Taiheiyo Cement Corp.	501,017	0.0
114,809		Taisei Corp.	1,050,106	0.1
3,600		Taisho Pharmaceutical Holdings Co. Ltd.	274,300	0.0
14,325		Taiyo Nippon Sanso Corp.	161,575	0.0
33,689		Takashimaya Co., Ltd.	321,396	0.0
78,762		Takeda Pharmaceutical Co., Ltd.	3,998,666	0.3
13,312		TDK Corp.	879,949	0.1
21,101		Teijin Ltd.	407,188	0.0
36,264		Terumo Corp.	1,430,941	0.1
13,878		THK Co., Ltd.	395,512	0.0
109,927		Tobu Railway Co., Ltd.	600,583	0.0
12,900		Toho Co., Ltd.	397,835	0.0
37,000		Toho Gas Co., Ltd.	269,509	0.0
50,813		Tohoku Electric Power Co., Inc.	704,223	0.1
75,788		Tokio Marine Holdings, Inc.	3,153,787	0.2
158,166	@	Tokyo Electric Power Co., Inc.	652,965	0.1
17,565		Tokyo Electron Ltd.	2,374,664	0.2
223,361		Tokyo Gas Co., Ltd.	1,163,419	0.1
23,211		Tokyo Tatemono Co., Ltd.	305,103	0.0
116,389		Tokyu Corp.	889,396	0.1
58,735		Tokyu Fudosan Holdings Corp.	348,328	0.0
63,432		Toppan Printing Co., Ltd.	697,499	0.1
160,903		Toray Industries, Inc.	1,349,923	0.1
450,619	@,L	Toshiba Corp.	1,091,584	0.1
60,000		Tosoh Corp.	618,373	0.1
15,634		Toto Ltd.	599,013	0.0
18,185		Toyo Seikan Group Holdings, Ltd.	307,850	0.0
10,388		Toyo Suisan Kaisha Ltd.	398,552	0.0
5,700		Toyoda Gosei Co., Ltd.	136,580	0.0
17,905		Toyota Industries Corp.	947,001	0.1
288,458		Toyota Motor Corp.	15,162,362	1.0
24,754		Toyota Tsusho Corp.	744,249	0.1
12,453		Trend Micro, Inc.	643,609	0.1
3,800		Tsuruha Holdings, Inc.	403,802	0.0
44,578		Unicharm Corp.	1,122,294	0.1
319		United Urban Investment Corp.	455,105	0.0
24,926		USS Co., Ltd.	496,802	0.0
18,221		West Japan Railway Co.	1,289,238	0.1
157,844	L	Yahoo! Japan Corp.	686,184	0.1
9,885		Yakult Honsha Co., Ltd.	673,792	0.1
72,937		Yamada Denki Co., Ltd.	362,646	0.0
22,000		Yamaguchi Financial Group, Inc.	266,464	0.0
18,607		Yamaha Corp.	644,155	0.1
30,904		Yamaha Motor Co., Ltd.	801,939	0.1
38,901		Yamato Holdings Co., Ltd.	790,296	0.1
13,400		Yamazaki Baking Co., Ltd.	267,155	0.0
27,442		Yaskawa Electric Corp.	584,297	0.0
24,973		Yokogawa Electric Corp.	401,899	0.0
12,769	L	Yokohama Rubber Co., Ltd.	257,413	0.0
			355,382,603	22.5

		Luxembourg: 0.2%
71,926	@	ArcelorMittal	1,631,508	0.1
4,218		RTL Group SA	318,667	0.0
169		SES S.A. - France	3,962	0.0
40,313	@	SES S.A. - Luxembourg	944,411	0.1
52,721		Tenaris S.A.	823,173	0.0
			3,721,721	0.2

		Macau: 0.1%
105,668		MGM China Holdings Ltd.	234,986	0.0
269,602		Sands China Ltd.	1,234,114	0.1
241,365		SJM Holdings Ltd.	254,320	0.0
177,679		Wynn Macau Ltd.	414,892	0.0
			2,138,312	0.1

		Mexico: 0.0%
24,630		Fresnillo PLC	477,449	0.0

		Netherlands: 5.3%
41,451	#	ABN AMRO Group NV	1,098,116	0.1
199,276		Aegon NV	1,019,879	0.1
17,140	@	AerCap Holdings NV	795,810	0.0
27,699		Akzo Nobel NV	2,408,949	0.2
40,426	@	Altice NV	931,392	0.1
12,134	@	Altice NV - B	279,878	0.0
41,229		ASML Holding NV	5,374,326	0.3
9,783	L	Boskalis Westminster NV	317,713	0.0
64,848		Airbus SE	5,351,625	0.3
11,951		EXOR NV	648,498	0.0
8,783		Gemalto NV	526,779	0.0
10,738		Heineken Holding NV	984,248	0.1
25,504		Heineken NV	2,479,878	0.2
430,821		ING Groep NV	7,437,179	0.5
19,791		Koninklijke DSM NV	1,439,453	0.1
380,894		Koninklijke KPN NV	1,219,078	0.1
104,785		Koninklijke Philips NV	3,730,216	0.2
142,804		Koninklijke Ahold Delhaize NV	2,725,739	0.2
7,937		Koninklijke Vopak NV	367,792	0.0
34,408		NN Group NV	1,220,904	0.1
37,667	@	NXP Semiconductor NV - NXPI - US	4,122,653	0.3
23,896		QIAGEN NV	795,111	0.1
12,807		Randstad Holdings NV	746,664	0.0
109,425		Relx NV	2,255,999	0.1
485,003		Royal Dutch Shell PLC - Class A	12,885,968	0.8
417,916		Royal Dutch Shell PLC - Class B	11,219,602	0.7
180,662		Unilever NV	9,972,888	0.6
34,040	L	Wolters Kluwer NV	1,439,656	0.1
			83,795,993	5.3

		New Zealand: 0.2%
104,549		Auckland International Airport Ltd.	546,289	0.1
80,930		Contact Energy Ltd.	308,976	0.0
75,695		Fletcher Building Ltd.	443,263	0.0

See Accompanying Notes to Financial Statements

24

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		New Zealand: (continued)
56,005		Mercury NZ Ltd.	136,254	0.0
145,412		Meridian Energy Ltd.	310,055	0.0
45,693		Ryman Healthcare Ltd.	277,581	0.0
203,031		Spark New Zealand Ltd.	562,567	0.1
			2,584,985	0.2

		Norway: 0.6%
107,986		DNB ASA	1,838,439	0.1
22,340		Gjensidige Forsikring ASA	381,342	0.0
42,445		Marine Harvest	726,200	0.0
145,417		Norsk Hydro ASA	804,739	0.1
89,213		Orkla ASA	906,762	0.1
8,652		Schibsted ASA - Class A	208,971	0.0
9,351		Schibsted ASA - Class B	206,840	0.0
124,790		Statoil ASA	2,069,285	0.1
82,512		Telenor ASA	1,368,894	0.1
19,842		Yara International ASA	746,104	0.1
			9,257,576	0.6

		Portugal: 0.2%
258,039		EDP - Energias de Portugal SA	844,104	0.1
55,157		Galp Energia SGPS SA	835,838	0.1
27,954		Jeronimo Martins SGPS SA	545,769	0.0
			2,225,711	0.2

		Singapore: 1.3%
274,745		Ascendas Real Estate Investment Trust	520,574	0.0
185,800		CapitaLand Commercial Trust	223,928	0.0
298,296		CapitaLand Ltd.	757,976	0.1
294,101		CapitaLand Mall Trust	421,779	0.0
50,981		City Developments Ltd.	397,122	0.0
239,502		ComfortDelgro Corp., Ltd.	400,042	0.0
197,220		DBS Group Holdings Ltd.	2,968,314	0.2
692,212		Genting Singapore PLC	545,370	0.1
307,397		Global Logistic Properties Ltd.	638,606	0.1
849,769		Golden Agri-Resources Ltd.	231,458	0.0
634,473		Hutchison Port Holdings Trust	272,599	0.0
11,170		Jardine Cycle & Carriage Ltd.	359,636	0.0
159,804		Keppel Corp., Ltd.	729,774	0.1
345,922		Oversea-Chinese Banking Corp., Ltd.	2,709,727	0.2
114,394		SembCorp Industries Ltd.	255,733	0.0
61,760		Singapore Airlines Ltd.	453,890	0.0
65,700		SATS Ltd	243,726	0.0
98,551		Singapore Exchange Ltd.	525,226	0.1
189,227		Singapore Press Holdings Ltd.	443,978	0.0
896,050		Singapore Telecommunications Ltd.	2,530,517	0.2
188,506		Singapore Technologies Engineering Ltd.	503,604	0.0
47,000		StarHub Ltd.	92,857	0.0
193,200		Suntec Real Estate Investment Trust	262,202	0.0
142,856		United Overseas Bank Ltd.	2,398,358	0.2
35,600		United Overseas Land Ltd.	197,524	0.0
187,876		Wilmar International Ltd.	456,980	0.0
222,400		Yangzijiang Shipbuilding Holdings Ltd.	192,182	0.0
			19,733,682	1.3

		Spain: 3.3%
71,035		Abertis Infraestructuras S.A.	1,316,742	0.1
25,749		ACS Actividades de Construccion y Servicios S.A.	995,558	0.1
7,463	#	Aena SA	1,457,336	0.1
48,477		Amadeus IT Group SA	2,897,754	0.2
584,931		Banco de Sabadell SA	1,190,077	0.1
–		Banco Popular Espanol S.A.	–	–
1,625,685		Banco Santander SA	10,794,376	0.7
125,829		Bankia SA	608,605	0.0
75,448		Bankinter S.A.	696,006	0.0
746,297		Banco Bilbao Vizcaya Argentaria S.A.	6,216,629	0.4
395,728		CaixaBank SA	1,891,733	0.1
64,796	L	Distribuidora Internacional de Alimentacion SA	404,352	0.0
24,260	L	Enagas	680,842	0.0
34,235	L	Endesa S.A.	789,755	0.1
53,865		Ferrovial SA	1,196,516	0.1
25,047		Gamesa Corp. Tecnologica SA	535,896	0.0
37,595		Gas Natural SDG S.A.	880,043	0.1
32,220		Grifols SA	898,331	0.1
624,016		Iberdrola S.A.	4,944,976	0.3
121,999		Industria de Diseno Textil SA	4,685,381	0.3
111,210		Mapfre SA	389,259	0.0
47,982	L	Red Electrica Corp. SA	1,003,806	0.1
130,629		Repsol SA	2,002,688	0.1
508,884		Telefonica S.A.	5,267,783	0.3
			51,744,444	3.3

		Sweden: 2.8%
32,452		Alfa Laval AB	664,212	0.0
111,030		Assa Abloy AB	2,447,265	0.2
74,653		Atlas Copco AB - A	2,870,541	0.2
43,299		Atlas Copco AB - B	1,496,619	0.1
30,337		Boliden AB	829,260	0.0
26,191		Electrolux AB	858,836	0.1
67,404	@	Essity AB	1,844,175	0.1
23,023		Getinge AB	450,935	0.0
8,559	L	ICA Gruppen AB	318,839	0.0
105,641	L	Hennes & Mauritz AB	2,633,845	0.2
28,639		Hexagon AB	1,360,629	0.1
48,295		Husqvarna AB - B Shares	480,062	0.0
16,542		Industrivarden AB	396,837	0.0
50,303		Investor AB	2,426,945	0.2
25,995		Kinnevik AB	796,932	0.0
3,876		Lundbergforetagen AB	306,166	0.0
20,559	@	Lundin Petroleum AB	396,254	0.0
7,294		Millicom International Cellular S.A.	431,426	0.0
339,763		Nordea Bank AB	4,327,368	0.3

See Accompanying Notes to Financial Statements

25

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
117,395		Sandvik AB	1,848,295	0.1
34,574		Securitas AB	583,142	0.0
167,706		Skandinaviska Enskilda Banken AB	2,030,356	0.1
38,742		Skanska AB	919,966	0.1
44,078		SKF AB - B Shares	895,065	0.1
169,012		Svenska Handelsbanken AB	2,420,611	0.2
100,529		Swedbank AB	2,453,496	0.2
20,556		Swedish Match AB	724,205	0.0
37,786		Tele2 AB	395,985	0.0
339,677		Telefonaktiebolaget LM Ericsson	2,442,322	0.2
281,281		Telia Co. AB	1,296,309	0.1
171,610		Volvo AB - B Shares	2,926,576	0.2
			44,273,474	2.8

		Switzerland: 8.7%
212,953		ABB Ltd.	5,285,730	0.3
17,679		Adecco Group AG	1,346,825	0.1
5,528		Baloise Holding AG	856,286	0.1
235		Barry Callebaut AG	323,482	0.0
58,244		Cie Financiere Richemont SA	4,819,624	0.3
19,749		Coca-Cola HBC AG	580,801	0.0
261,297		Credit Suisse Group AG	3,802,130	0.2
3,916	@	Dufry Group	642,656	0.0
941	@	EMS-Chemie Holding AG	694,844	0.1
4,119		Geberit AG - Reg	1,923,410	0.1
1,015		Givaudan	2,033,857	0.1
1,356,860		Glencore PLC	5,084,489	0.3
30,247		LafargeHolcim Ltd.-CHF	1,738,388	0.1
24,336		Julius Baer Group Ltd.	1,285,823	0.1
5,966		Kuehne & Nagel International AG	997,417	0.1
20,344		LafargeHolcim Ltd.	1,166,624	0.1
11		Chocoladefabriken Lindt & Sprungli AG - REG - LISN	767,016	0.1
107		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	620,419	0.1
8,281		Lonza Group AG	1,793,799	0.1
344,999		Nestle S.A.	30,090,011	1.9
247,300		Novartis AG	20,656,130	1.3
3,273		Pargesa Holding SA	249,387	0.0
1,925		Partners Group	1,195,253	0.1
77,872		Roche Holding AG	19,897,458	1.3
4,918		Schindler Holding AG - Part Cert	1,042,680	0.1
2,242	@	Schindler Holding AG - Reg	466,020	0.0
597		SGS S.A.	1,447,538	0.1
238		Sika AG	1,527,990	0.1
6,008	L	Sonova Holding AG - Reg	977,342	0.1
70,963		STMicroelectronics NV	1,020,416	0.1
929	@	Straumann Holding AG	529,038	0.0
3,406		Swatch Group AG - BR	1,259,758	0.1
5,657		Swatch Group AG - Reg	413,258	0.0
3,531		Swiss Life Holding AG	1,194,439	0.1
7,476		Swiss Prime Site AG	679,720	0.0
36,057		Swiss Re Ltd.	3,304,363	0.2
2,789		Swisscom AG	1,347,923	0.1
406,773		UBS Group AG	6,917,536	0.4
4,981		Vifor Pharma AG	550,190	0.0
27,805		Wolseley PLC	1,706,617	0.1
16,819		Zurich Insurance Group AG	4,908,608	0.3
			137,145,295	8.7

		United Arab Emirates: 0.0%
40,210	L	Mediclinic International PLC	388,955	0.0

		United Kingdom: 15.2%
108,413		3i Group PLC	1,274,678	0.1
95,330		Aberdeen Asset Management PLC	375,326	0.0
23,808		Admiral Group PLC	621,269	0.0
147,971	@	Anglo American PLC	1,976,861	0.1
43,756		Antofagasta PLC	456,508	0.0
54,963		Ashtead Group PLC	1,137,334	0.1
39,166		Associated British Foods PLC	1,498,783	0.1
139,931		AstraZeneca PLC	9,373,121	0.6
109,171	#	Auto Trader Group PLC	540,547	0.0
453,381		Aviva PLC	3,109,924	0.2
27,584		Babcock International Group	316,321	0.0
353,430		BAE Systems PLC	2,917,678	0.2
1,881,539		Barclays PLC	4,976,268	0.3
111,633		Barratt Developments PLC	819,867	0.1
14,504		Berkeley Group Holdings PLC	609,890	0.0
233,949		BHP Billiton PLC	3,584,283	0.2
2,149,697		BP PLC	12,408,487	0.8
206,491		British American Tobacco PLC	14,070,971	0.9
105,220		British Land Co. PLC	830,669	0.1
112,809		Sky PLC	1,461,012	0.1
942,309		BT Group PLC	3,623,426	0.2
37,197		Bunzl PLC	1,108,936	0.1
48,473		Burberry Group PLC	1,048,899	0.1
74,189		Capita Group PLC	668,558	0.0
100,823		Intu Properties PLC	353,577	0.0
21,019		Carnival PLC	1,389,858	0.1
603,778		Centrica PLC	1,574,209	0.1
111,796		CNH Industrial NV	1,267,853	0.1
280,326	L	Cobham PLC	473,186	0.0
24,114		Coca-Cola European Partners PLC	977,034	0.1
175,824		Compass Group PLC	3,711,234	0.2
120,176	#,@	ConvaTec Group PLC	499,624	0.1
60,857		CRH PLC - London	2,166,429	0.1
14,427		Croda International PLC	730,623	0.0
279,230		Diageo PLC	8,251,784	0.5
146,171		Direct Line Insurance Group PLC	676,851	0.0
107,164		Dixons Carphone PLC	396,152	0.0
18,323		easyJet PLC	324,595	0.0
105,876		Experian PLC	2,172,887	0.1
116,554	@	Fiat Chrysler Automobiles NV	1,231,346	0.1
167,943		G4S PLC	714,252	0.0
184,994		GKN PLC	785,780	0.1
543,253		GlaxoSmithKline PLC	11,564,427	0.7
86,945		Hammerson PLC	650,517	0.0
27,252		Hargreaves Lansdown PLC	462,124	0.0
15,884	L	Hikma Pharmaceuticals PLC	304,204	0.0

See Accompanying Notes to Financial Statements

26

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
2,197,499		HSBC Holdings PLC (GBP)	20,397,214	1.3
31,276		IMI PLC	487,132	0.0
106,671		Imperial Brands PLC	4,793,516	0.3
50,875		Inmarsat PLC	510,236	0.0
20,576		InterContinental Hotels Group PLC	1,142,666	0.1
74,856		International Consolidated Airlines Group SA	594,754	0.0
17,911		Intertek Group PLC	983,951	0.1
72,320		Investec PLC - INVP - GBP	540,376	0.0
398,107		ITV PLC	942,351	0.1
173,885		J Sainsbury PLC	570,357	0.0
20,668		Johnson Matthey PLC	773,537	0.1
245,783		Kingfisher PLC	962,717	0.1
85,734		Land Securities Group PLC	1,131,922	0.1
662,305		Legal & General Group PLC	2,228,669	0.1
7,804,975		Lloyds Banking Group Plc	6,726,177	0.4
34,597		London Stock Exchange Group PLC	1,645,701	0.1
180,770		Marks & Spencer Group PLC	784,568	0.1
83,904		Meggitt PLC	521,362	0.0
75,321	#	Merlin Entertainments PLC	471,502	0.0
40,753		Mondi PLC	1,068,621	0.1
387,048		National Grid PLC	4,795,737	0.3
15,584		Next PLC	782,693	0.1
542,794		Old Mutual PLC	1,369,411	0.1
91,639		Pearson PLC	825,115	0.1
34,132		Persimmon PLC	996,882	0.1
29,519		Petrofac Ltd.	169,734	0.0
16,430		Provident Financial PLC	521,107	0.0
286,483		Prudential PLC	6,575,900	0.4
10,397		Randgold Resources Ltd.	922,590	0.1
71,295		Reckitt Benckiser Group PLC	7,227,434	0.5
120,897		Relx PLC	2,613,444	0.2
137,061		Rio Tinto PLC	5,804,813	0.4
185,073		Rolls-Royce Holdings PLC	2,146,603	0.1
387,370	@	Royal Bank of Scotland Group PLC	1,249,930	0.1
97,488		Royal Mail PLC	534,790	0.0
112,449		RSA Insurance Group PLC	902,049	0.1
119,685		Sage Group PLC	1,072,497	0.1
14,177		Schroders PLC	573,263	0.0
111,685		SSE PLC	2,113,235	0.1
111,474		Segro PLC	710,513	0.0
26,328		Severn Trent PLC	748,467	0.0
100,034		Shire PLC	5,515,799	0.4
97,867		Smith & Nephew PLC	1,690,025	0.1
44,054		Smiths Group PLC	915,972	0.1
56,811		St. James's Place PLC	875,663	0.1
365,730	@	Standard Chartered PLC	3,704,209	0.2
215,159		Standard Life PLC	1,118,833	0.1
49,938		Tate & Lyle PLC	430,387	0.0
362,784		Taylor Wimpey PLC	833,119	0.1
907,000	@	Tesco PLC	1,996,890	0.1
27,747		Travis Perkins PLC	526,000	0.0
142,361		Unilever PLC	7,704,314	0.5
75,068		United Utilities Group PLC	848,556	0.1
2,953,854		Vodafone Group PLC	8,388,852	0.5
24,094		Weir Group PLC	543,800	0.0
20,294		Whitbread PLC	1,048,786	0.1
245,845		WM Morrison Supermarkets PLC	772,164	0.1
197,270	#	Worldpay Group PLC	808,892	0.1
142,474		WPP PLC	3,000,045	0.2
			240,144,004	15.2

		United States: 0.1%
21,641	@	Mobileye NV	1,359,055	0.1

	Total Common Stock
	(Cost $1,330,361,638)		1,507,100,416	95.5

PREFERRED STOCK: 0.5%
		Germany: 0.5%
5,798		Bayerische Motoren Werke AG	478,483	0.0
7,796		Fuchs Petrolub AG	424,906	0.0
19,772		Henkel AG & Co. KGaA	2,726,440	0.2
16,675		Porsche AG	938,325	0.1
18,641		Schaeffler AG	267,435	0.0
20,667		Volkswagen AG	3,157,010	0.2
			7,992,599	0.5

		United Kingdom: 0.0%
14,674,351	@	Rolls-Royce Holdings PLC - C Shares	19,113	0.0

	Total Preferred Stock
	(Cost $8,033,155)		8,011,712	0.5

RIGHTS: 0.0%
		Spain: 0.0%
25,749	@	ACS Actividades de Construccion y Servicios SA	20,586	0.0
130,628	@	Repsol SA	59,679	0.0

	Total Rights
	(Cost $84,297)		80,265	0.0

	Total Long-Term Investments
	(Cost $1,338,479,090)		1,515,192,393	96.0

See Accompanying Notes to Financial Statements

27

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	Securities Lending Collateralcc: 1.2%
438,889	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $438,929, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $447,667, due 07/28/17-09/09/49)	438,889	0.0
4,719,128	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $4,719,574, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,813,510, due 07/15/17-05/20/67)	4,719,128	0.3
4,476,500	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $4,476,923, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,566,030, due 07/13/17-12/01/51)	4,476,500	0.3
534,224	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $534,271, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $544,909, due 07/15/17-01/15/37)	534,224	0.0
262,387	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $262,414, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $267,636, due 07/07/17-01/15/30)	262,387	0.0
4,719,128	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $4,719,593, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $4,813,511, due 08/15/21-09/09/49)	4,719,128	0.3
4,719,100	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $4,719,604, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,813,468, due 01/15/19-02/15/46)	4,719,100	0.3
		19,869,356	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
56,272,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $56,272,000)	56,272,000	3.6

	Total Short-Term Investments
	(Cost $76,141,356)	76,141,356	4.8

	Total Investments in Securities (Cost $1,414,620,446)	$1,591,333,749	100.8
	Liabilities in Excess of Other Assets	(12,364,590)	(0.8)
	Net Assets	$1,578,969,159	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $1,429,771,941.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$270,536,580
Gross Unrealized Depreciation	(108,974,772)

Net Unrealized Appreciation	$161,561,808

See Accompanying Notes to Financial Statements

28

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 18.9%
2,800		ABC-Mart, Inc.	165,010	0.1
2,500		Adastria Co. Ltd.	69,675	0.0
700		Aeon Fantasy Co., Ltd.	20,157	0.0
3,600		Aisan Industry Co., Ltd.	28,547	0.0
13,570		Aisin Seiki Co., Ltd.	697,588	0.2
8,000	@	Akebono Brake Industry Co., Ltd.	25,158	0.0
1,400		Alpen Co., Ltd.	24,972	0.0
3,700		Alpine Electronics, Inc.	55,512	0.0
500		Amiyaki Tei Co., Ltd.	18,492	0.0
1,100		Amuse, Inc.	29,992	0.0
2,900		AOKI Holdings, Inc.	36,855	0.0
3,200		Aoyama Trading Co., Ltd.	114,224	0.1
800		Arata Corp.	27,240	0.0
3,000		Arc Land Sakamoto Co., Ltd.	40,391	0.0
1,200		Asahi Co., Ltd.	14,017	0.0
2,600		Asatsu-DK, Inc.	65,194	0.0
14,900		Asics Corp.	276,911	0.1
1,700		Askul Corp.	52,333	0.0
18,000		Atsugi Co., Ltd.	19,362	0.0
5,500		Autobacs Seven Co., Ltd.	89,393	0.0
3,200		Avex Group Holdings, Inc.	42,942	0.0
3,700		Belluna Co., Ltd.	44,254	0.0
5,200		Benesse Holdings, Inc.	196,582	0.1
8,600		BIC Camera, Inc.	91,367	0.1
53,100		Bridgestone Corp.	2,295,597	0.7
1,400		Can Do Co., Ltd.	21,027	0.0
4,100		Canon Marketing Japan, Inc.	93,465	0.1
11,900		Casio Computer Co., Ltd.	183,405	0.1
700		Central Sports Co., Ltd.	28,041	0.0
1,900		Chiyoda Co., Ltd.	49,803	0.0
1,600		Chofu Seisakusho Co., Ltd.	38,191	0.0
1,200		Chori Co., Ltd.	22,410	0.0
11,000		Clarion Co., Ltd.	41,965	0.0
1,600		Cleanup Corp.	12,325	0.0
5,100	L	Colowide Co., Ltd.	86,937	0.0
1,200		Corona Corp.	12,157	0.0
5,600		Create Restaurants Holdings, Inc.	50,602	0.0
9,300		CyberAgent, Inc.	288,826	0.1
2,500		Daido Metal Co., Ltd.	22,713	0.0
1,900		Daidoh Ltd.	7,473	0.0
2,400		Daiichikosho Co., Ltd.	112,731	0.1
1,300		Daikoku Denki Co., Ltd.	19,958	0.0
3,000		Daikyonishikawa Corp.	40,171	0.0
1,500		Dainichi Co., Ltd.	10,476	0.0
1,300		Daisyo Corp.	20,784	0.0
8,500		DCM Holdings Co., Ltd.	74,581	0.0
37,000		Denso Corp.	1,570,211	0.5
17,400		Dentsu, Inc.	834,730	0.3
3,900		Descente Ltd.	52,810	0.0
9,500		Don Quijote Holdings Co. Ltd.	360,951	0.1
1,900		Doshisha Co., Ltd.	36,183	0.0
2,700		Doutor Nichires Holdings Co., Ltd.	57,330	0.0
1,600		Dunlop Sports Co. Ltd.	16,065	0.0
5,000		Dynic Corp.	8,232	0.0
2,000		Eagle Industry Co., Ltd.	33,955	0.0
6,800		EDION Corp.	61,769	0.0
2,100		Exedy Corp.	59,371	0.0
1,700		Yondoshi Holdings, Inc.	42,408	0.0
2,500		Fast Retailing Co., Ltd.	836,061	0.3
2,400		FCC Co., Ltd.	48,523	0.0
2,100		Foster Electric Co., Ltd.	36,307	0.0
3,100		France Bed Holdings Co., Ltd.	27,566	0.0
1,200	L	F-Tech, Inc.	15,342	0.0
1,800		Fuji Co., Ltd.	46,114	0.0
46,700		Fuji Heavy Industries Ltd.	1,583,506	0.5
3,000		Fuji Kiko Co., Ltd.	19,726	0.0
4,000		Fuji Kyuko Co., Ltd.	43,328	0.0
15,000		Fuji Media Holdings, Inc.	204,483	0.1
1,000		Fujibo Holdings, Inc.	28,090	0.0
2,500		Fujikura Rubber Ltd.	14,643	0.0
700	L	Fujita Kanko, Inc.	22,996	0.0
5,300		Fujitsu General Ltd.	122,907	0.1
1,700		Funai Electric Co., Ltd.	13,625	0.0
2,000		Furukawa Battery Co., Ltd.	14,019	0.0
4,900		Futaba Industrial Co., Ltd.	44,458	0.0
800		Gakken Holdings Co., Ltd.	23,415	0.0
600		Genki Sushi Co., Ltd.	12,049	0.0
2,900		Geo Corp.	30,096	0.0
1,100		Globeride, Inc.	18,994	0.0
800		Goldwin, Inc.	49,093	0.0
1,000		Gourmet Kineya Co., Ltd.	9,853	0.0
4,700	L	IDOM, Inc.	32,475	0.0
14,000		Gunze Ltd.	50,264	0.0
7,735		H2O Retailing Corp.	141,126	0.1
21,600		Hakuhodo DY Holdings, Inc.	287,662	0.1
30		Hakuyosha Co., Ltd.	804	0.0
1,400		Happinet Corp.	24,568	0.0
1,500		Hard Off Corp. Co., Ltd.	15,445	0.0
1,400		Haruyama Trading Co., Ltd.	12,848	0.0
19,500		Haseko Corp.	237,459	0.1
4,688		Heiwa Corp.	104,658	0.1
1,992		Hiday Hidaka Corp.	49,611	0.0
1,800		Hikari Tsushin, Inc.	189,640	0.1
3,000		Hiramatsu, Inc.	17,681	0.0
2,700		HIS Co., Ltd.	81,377	0.0
135,400		Honda Motor Co., Ltd.	3,709,700	1.2
2,010		Honeys Holdings Co., Ltd.	21,742	0.0
3,400		Hoosiers Holdings Co. Ltd.	29,443	0.0
1,200		Ichibanya Co., Ltd.	41,081	0.0
4,000		Ichikoh Industries Ltd.	32,289	0.0
12,220		Iida Group Holdings Co. Ltd.	203,970	0.1

See Accompanying Notes to Financial Statements

29

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
2,500		Imasen Electric Industrial	29,325	0.0
1,400		Intage Holdings, Inc.	27,733	0.0
28,700		Isetan Mitsukoshi Holdings Ltd.	288,728	0.1
43,000		Isuzu Motors Ltd.	533,947	0.2
2,900		Izumi Co., Ltd.	164,898	0.1
18,200		J Front Retailing Co., Ltd.	280,470	0.1
2,200		Janome Sewing Machine Co., Ltd.	17,511	0.0
4,700		Japan Wool Textile Co., Ltd.	39,252	0.0
1,100		Jin Co. Ltd.	61,283	0.0
1,470		Joban Kosan Co. Ltd.	23,574	0.0
3,000		Joshin Denki Co., Ltd.	43,326	0.0
2,400	L	Joyful Honda Co. Ltd.	73,381	0.0
5,500		JP-Holdings, Inc.	14,754	0.0
13,370		JVC Kenwood Holdings, Inc.	39,933	0.0
4,586		Kadokawa Dwango Corp.	59,319	0.0
3,000	@	Kappa Create Co., Ltd.	34,067	0.0
2,500		Kasai Kogyo Co., Ltd.	32,361	0.0
1,000		Kawai Musical Instruments Manufacturing Co., Ltd.	21,065	0.0
17,000		KYB Corp.	87,305	0.0
3,800		Keihin Corp.	52,062	0.0
4,400		Keiyo Co., Ltd.	30,577	0.0
120,000	@	Kimuratan Corp.	7,469	0.0
11,000	@	KNT-CT Holdings Co., Ltd.	16,958	0.0
7,000	@	Kintetsu Department Store Co. Ltd.	21,881	0.0
2,100		Kisoji Co., Ltd.	51,189	0.0
2,200		Kohnan Shoji Co., Ltd.	41,019	0.0
8,800		Koito Manufacturing Co., Ltd.	455,053	0.2
3,800	@	Kojima Co., Ltd.	10,420	0.0
4,000		Komatsu Seiren Co., Ltd.	25,694	0.0
1,700		KOMEDA Holdings Co. Ltd.	27,124	0.0
2,300		Komeri Co., Ltd.	58,601	0.0
2,400		Konaka Co., Ltd.	12,865	0.0
1,900		Kourakuen Holdings Corp.	30,911	0.0
6,920		Ks Holdings Corp.	135,300	0.1
1,200		Kura Corp.	55,199	0.0
17,000		Kurabo Industries Ltd.	39,217	0.0
2,720		Kyoritsu Maintenance Co., Ltd.	79,221	0.0
1,000		LEC, Inc.	24,608	0.0
5,200		Look, Inc.	11,395	0.0
1,100		Mars Engineering Corp.	24,208	0.0
15,200		Marui Group Co., Ltd.	224,593	0.1
3,700		Matsuya Co., Ltd.	35,447	0.0
1,000		Matsuya Foods Co., Ltd.	37,415	0.0
47,300		Mazda Motor Corp.	664,513	0.2
2,500		Meiko Network Japan Co., Ltd.	33,335	0.0
1,800		Meiwa Estate Co., Ltd.	12,813	0.0
2,800		Misawa Homes Co., Ltd.	25,178	0.0
3,300		Mitsuba Corp.	61,085	0.0
54,900		Mitsubishi Motors Corp.	363,062	0.1
2,000		Mitsui Home Co., Ltd.	13,189	0.0
9,000		Mizuno Corp.	51,354	0.0
600		Monogatari Corp.	30,660	0.0
2,200		MOS Food Services, Inc.	67,639	0.0
2,300		Musashi Seimitsu Industry Co., Ltd.	66,736	0.0
1,800		Nakayamafuku Co., Ltd.	12,597	0.0
16,300		Namco Bandai Holdings, Inc.	556,928	0.2
5,000		Next Co. Ltd	43,939	0.0
13,600		NGK Spark Plug Co., Ltd.	291,319	0.1
15,100		NHK Spring Co., Ltd.	159,426	0.1
10,000		Nice Holdings, Inc.	13,631	0.0
2,800		Nifco, Inc.	150,598	0.1
1,300		Nihon Eslead Corp.	21,227	0.0
25,300		Nikon Corp.	405,537	0.1
50	@	Nippon Columbia Co., Ltd.	323	0.0
1,800		Nippon Felt Co., Ltd.	8,172	0.0
900		Nippon Piston Ring Co., Ltd.	17,964	0.0
13,300		Nippon Television Network Corp.	224,237	0.1
3,400		Nishimatsuya Chain Co., Ltd.	34,837	0.0
177,400		Nissan Motor Co., Ltd.	1,771,327	0.6
7,000		Nissan Shatai Co., Ltd.	69,912	0.0
7,000		Nissei Build Kogyo Co., Ltd.	38,905	0.0
4,000		Nissin Kogyo Co., Ltd.	63,735	0.0
6,400		Nitori Co., Ltd.	856,725	0.3
2,200		Nojima Corp.	34,229	0.0
7,200		NOK Corp.	152,854	0.1
1,600		Ohashi Technica, Inc.	20,006	0.0
1,400		Ohsho Food Service Corp.	53,385	0.0
10,000		Onward Holdings Co., Ltd.	73,960	0.0
16,900		Oriental Land Co., Ltd.	1,145,398	0.4
4,300		Pacific Industrial Co., Ltd.	56,004	0.0
1,000		PAL Group Holdings Co., Ltd.	26,038	0.0
2,300		Paltac Corp.	77,510	0.0
6,000		PanaHome Corp.	63,979	0.0
172,750		Panasonic Corp.	2,353,764	0.8
1,700		Parco Co., Ltd.	20,483	0.0
4,400		Paris Miki Holdings, Inc.	18,407	0.0
800		PIA Corp.	26,899	0.0
2,700		Piolax, Inc.	75,382	0.0
27,000	@	Pioneer Corp.	54,227	0.0
1,900		Plenus Co., Ltd.	40,131	0.0
9,000		Press Kogyo Co., Ltd.	41,912	0.0
80,300		Rakuten, Inc.	947,614	0.3
1,300		Renaissance, Inc.	22,897	0.0
5,900		Resorttrust, Inc.	108,867	0.1
1,400		Right On Co., Ltd.	12,233	0.0
800		Riken Corp.	36,172	0.0
1,900		Ringer Hut Co., Ltd.	41,142	0.0
2,500		Rinnai Corp.	233,566	0.1
3,940		Riso Kyoiku Co. Ltd.	31,231	0.0
5,200		Round One Corp.	49,232	0.0
3,000	L	Royal Holdings Co., Ltd.	68,688	0.0
1,900		Ryohin Keikaku Co., Ltd.	475,533	0.2
2,800		Sagami Chain Co., Ltd.	34,886	0.0
2,500		Saizeriya Co., Ltd.	72,788	0.0

See Accompanying Notes to Financial Statements

30

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
900		Sakai Ovex Co., Ltd.	14,464	0.0
600		San Holdings, Inc.	11,871	0.0
11,000	@	Sanden Holdings Corp.	31,887	0.0
5,000		Sangetsu Co., Ltd.	86,930	0.0
4,000		Sankyo Co., Ltd.	135,881	0.1
4,700		Sankyo Seiko Co., Ltd.	16,318	0.0
4,600		Sanrio Co., Ltd.	90,363	0.1
811,000	@,L	Sansui Electric Co., Ltd.	–	–
7,000		Sanyo Electric Railway Co. Ltd	36,057	0.0
1,100		Sanyo Shokai Ltd.	17,526	0.0
3,500		Scroll Corp.	11,847	0.0
14,400		Sega Sammy Holdings, Inc.	194,144	0.1
12,000		Seiko Holdings Corp.	49,196	0.0
4,000		Seiren Co., Ltd.	63,104	0.0
34,700		Sekisui Chemical Co., Ltd.	622,638	0.2
51,900		Sekisui House Ltd.	917,260	0.3
3,700		Senshukai Co., Ltd.	26,686	0.0
3,800		Shimachu Co., Ltd.	90,663	0.1
1,700		Shimamura Co., Ltd.	208,406	0.1
6,000		Shimano, Inc.	952,672	0.3
900		Shimojima Co., Ltd.	9,116	0.0
1,400		Shobunsha Publications, Inc.	8,944	0.0
10,000		Shochiku Co., Ltd.	127,594	0.1
4,500	@	Showa Corp.	43,684	0.0
10,800		SKY Perfect JSAT Holdings, Inc.	46,519	0.0
6,100		Skylark Co. Ltd.	87,643	0.0
106,412		Sony Corp.	4,058,952	1.3
1,100		St. Marc Holdings Co., Ltd.	33,690	0.0
10,700		Stanley Electric Co., Ltd.	324,262	0.1
13,500		Start Today Co. Ltd.	332,703	0.1
1,900		Starts Corp., Inc.	45,269	0.0
1,300	L	Studio Alice Co., Ltd.	26,518	0.0
5,000		Suminoe Textile Co., Ltd.	12,076	0.0
58,600		Sumitomo Electric Industries Ltd.	906,566	0.3
11,500		Sumitomo Forestry Co., Ltd.	181,153	0.1
14,100		Sumitomo Rubber Industries, Inc.	238,791	0.1
29,800		Suzuki Motor Corp.	1,419,612	0.5
7,000		T RAD Co., Ltd.	22,171	0.0
2,500		Tachi-S Co., Ltd.	45,798	0.0
1,300		Taiho Kogyo Co., Ltd.	16,470	0.0
24,000		Takashimaya Co., Ltd.	228,962	0.1
2,400	@,L	Takata Corp.	751	0.0
1,040		Take And Give Needs Co., Ltd.	7,133	0.0
2,000		Takihyo Co., Ltd.	8,363	0.0
1,600		Tamron Co., Ltd.	27,736	0.0
4,000		TBK Co., Ltd.	18,108	0.0
1,900		TPR Co., Ltd.	61,556	0.0
1,600		T-Gaia Corp.	30,397	0.0
2,400		Toa Corp./Hyogo	23,143	0.0
1,100		Toabo Corp.	5,429	0.0
5,000		Toei Co., Ltd.	47,491	0.0
9,600		Toho Co., Ltd.	296,064	0.1
4,200		Tokai Rika Co., Ltd.	77,702	0.0
3,700		Sumitomo Riko Co., Ltd.	38,196	0.0
620		Token Corp.	76,326	0.0
9,800		Tokyo Broadcasting System Holdings, Inc.	173,829	0.1
2,250		Sac's Bar Holdings, Inc.	25,286	0.0
7,400		Tokyo Dome Corp.	67,043	0.0
1,400		Tokyotokeiba Co., Ltd.	35,681	0.0
6,300		Tomy Co., Ltd.	75,155	0.0
4,000		Nissan Tokyo Sales Holdings Co., Ltd.	15,038	0.0
3,100		Topre Corp.	84,110	0.0
2,200		Toridoll Holdings Corp.	56,631	0.0
8,300		Toyo Tire & Rubber Co., Ltd.	170,039	0.1
4,800		Toyoda Gosei Co., Ltd.	115,015	0.1
5,200		Toyota Boshoku Corp.	97,952	0.1
13,300		Toyota Industries Corp.	703,441	0.2
182,982		Toyota Motor Corp.	9,618,175	3.0
3,600		TS Tech Co., Ltd.	105,215	0.1
6,950		TSI Holdings Co. Ltd.	50,114	0.0
500		Tsutsumi Jewelry Co., Ltd.	9,542	0.0
4,000		TV Asahi Holdings Corp.	72,262	0.0
1,600		Tv Tokyo Holdings Corp.	32,722	0.0
3,000		Unipres Corp.	66,989	0.0
2,300		United Arrows Ltd.	74,716	0.0
59,000	@	Unitika Ltd.	43,565	0.0
3,100	@	U-Shin Ltd.	20,905	0.0
18,200		USS Co., Ltd.	362,746	0.1
3,900		ValueCommerce Co. Ltd.	24,384	0.0
5,600		VT Holdings Co. Ltd.	27,674	0.0
9,000		Wacoal Holdings Corp.	121,874	0.1
2,100		WATAMI Co., Ltd.	25,095	0.0
1,000		Wowow, Inc.	27,130	0.0
2,400		Xebio Holdings Co., Ltd.	42,432	0.0
49,992		Yamada Denki Co., Ltd.	248,563	0.1
20,000	@	Yamada SxL Home Co. Ltd.	14,963	0.0
10,000		Yamaha Corp.	346,190	0.1
21,100		Yamaha Motor Co., Ltd.	547,532	0.2
1,500		Yellow Hat Ltd.	35,809	0.0
9,200	L	Yokohama Rubber Co., Ltd.	185,465	0.1
5,000		Yomiuri Land Co., Ltd.	23,728	0.0
1,700		Yorozu Corp.	26,449	0.0
5,200		Yoshinoya D&C Co., Ltd.	86,697	0.0
2,100		Zenrin Co., Ltd.	60,915	0.0
7,800		Zensho Holdings Co., Ltd.	141,598	0.1
			60,019,306	18.9

		Consumer Staples: 8.7%
60,245		Aeon Co., Ltd.	916,303	0.3
800		Aeon Hokkaido Corp.	4,319	0.0
1,900		Ain Holdings, Inc.	137,502	0.1
34,500		Ajinomoto Co., Inc.	746,034	0.2
2,800		Arcs Co., Ltd.	60,634	0.0
1,500		Ariake Japan Co., Ltd.	104,530	0.0
2,300		Artnature, Inc.	14,837	0.0
31,500		Asahi Group Holdings, Ltd.	1,186,299	0.4
700		Belc Co., Ltd.	34,908	0.0
6,900		Calbee, Inc.	271,398	0.1
1,300		Cawachi Ltd.	31,481	0.0
2,300		Chubu Shiryo Co., Ltd.	30,336	0.0
10,452		Coca-Cola Bottlers Japan, Inc.	302,644	0.1

See Accompanying Notes to Financial Statements

31

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
1,720		Cocokara fine, Inc.	85,087	0.0
800		Cosmos Pharmaceutical Corp.	155,859	0.1
2,300		Create SD Holdings	53,257	0.0
500		Daikokutenbussan Co., Ltd.	25,277	0.0
2,100		Ci:z Holdings Co. Ltd	79,377	0.0
800		DyDo Group Holdings, Inc.	40,285	0.0
1,200		Earth Chemical Co., Ltd.	61,832	0.0
6,600	@,L	Euglena Co. Ltd.	69,342	0.0
4,200		Ezaki Glico Co., Ltd.	226,142	0.1
6,390		FamilyMart UNY Holdings Co., Ltd.	365,929	0.1
3,600		FANCL Corp.	66,179	0.0
16,380		Feed One Co., Ltd.	33,391	0.0
4,800		Fuji Oil Holdings, Inc.	111,034	0.0
1,800		Fujicco Co., Ltd.	41,196	0.0
1,100		Fujiya Co., Ltd.	24,541	0.0
800		Genky Stores, Inc.	21,392	0.0
1,300		Axial Retailing, Inc.	49,692	0.0
1,200		Hayashikane Sangyo Co., Ltd.	9,045	0.0
3,100		Heiwado Co., Ltd.	66,414	0.0
2,300		Hokuto Corp.	40,472	0.0
5,800		House Foods Group, Inc.	145,504	0.1
1,900		Inageya Co., Ltd.	31,928	0.0
5,000		Ito En Ltd.	182,549	0.1
400		Itochu-Shokuhin Co., Ltd.	16,842	0.0
9,770		Itoham Yonekyu Holdings, Inc.	88,661	0.0
93,600		Japan Tobacco, Inc.	3,289,863	1.1
800		J-Oil Mills, Inc.	28,453	0.0
6,100		Kagome Co., Ltd.	185,753	0.1
1,000		Kameda Seika Co. Ltd.	48,858	0.0
39,400		Kao Corp.	2,342,659	0.8
2,700		Kato Sangyo Co., Ltd.	72,612	0.0
800		Kenko Mayonnaise Co. Ltd.	23,069	0.0
8,600		Kewpie Corp.	225,833	0.1
1,800		KEY Coffee, Inc.	35,218	0.0
12,000		Kikkoman Corp.	383,858	0.1
72,300		Kirin Holdings Co., Ltd.	1,474,819	0.5
4,000		Kobayashi Pharmaceutical Co., Ltd.	237,739	0.1
900		Kobe Bussan Co. Ltd.	42,672	0.0
2,500		Kose Corp.	274,177	0.1
1,500		Kotobuki Spirits Co. Ltd.	49,060	0.0
1,300	L	Kusuri no Aoki Holdings Co. Ltd.	68,077	0.0
1,100		Kyokuyo Co., Ltd.	30,246	0.0
4,500		Lawson, Inc.	314,924	0.1
1,400		Life Corp.	39,375	0.0
19,500		Lion Corp.	404,466	0.1
1,700		Mandom Corp.	92,230	0.0
9,000		Marudai Food Co., Ltd.	42,116	0.0
3,400		Maruha Nichiro Corp.	89,872	0.0
2,900		Matsumotokiyoshi Holdings Co., Ltd.	165,196	0.1
3,800		Megmilk Snow Brand Co., Ltd.	105,869	0.0
9,900		MEIJI Holdings Co., Ltd.	802,781	0.3
700		Meito Sangyo Co., Ltd.	8,917	0.0
912		Milbon Co., Ltd.	51,278	0.0
1,400		Ministop Co., Ltd.	29,336	0.0
1,500		Mitsubishi Shokuhin Co. Ltd.	43,119	0.0
1,400		Mitsui Sugar Co., Ltd.	40,560	0.0
1,500		Miyoshi Oil & Fat Co., Ltd.	19,161	0.0
3,300		Morinaga & Co., Ltd.	187,107	0.1
16,000		Morinaga Milk Industry Co., Ltd.	121,646	0.1
3,000		Morozoff Ltd.	17,001	0.0
1,000		Nagatanien Holdings Co., Ltd.	12,634	0.0
700		Nakamuraya Co., Ltd.	31,709	0.0
1,000		Natori Co., Ltd.	18,931	0.0
8,100		Nichirei Corp.	227,137	0.1
620		Nihon Chouzai Co., Ltd.	19,672	0.0
1,100		Nippon Beet Sugar Manufacturing Co., Ltd.	21,088	0.0
4,400		Nippon Flour Mills Co., Ltd.	70,602	0.0
11,000		NH Foods Ltd.	334,621	0.1
22,300		Nippon Suisan Kaisha Ltd.	130,686	0.1
11,000		Nisshin Oillio Group Ltd.	64,518	0.0
17,745		Nisshin Seifun Group, Inc.	291,721	0.1
6,300		Nissin Food Products Co., Ltd.	393,937	0.1
1,100		Noevir Holdings Co. Ltd.	56,081	0.0
9,000		Oenon Holdings, Inc.	22,532	0.0
1,000		OIE Sangyo Co., Ltd.	10,909	0.0
2,000		Okuwa Co., Ltd.	23,044	0.0
9,000		Pigeon Corp.	327,198	0.1
6,400		Pola Orbis Holdings, Inc.	169,322	0.1
13,000		Prima Meat Packers Ltd.	76,370	0.0
2,000		Qol Co. Ltd.	30,013	0.0
2,100		Rock Field Co., Ltd.	36,095	0.0
1,100		S Foods, Inc.	40,480	0.0
2,500		Sakata Seed Corp.	77,761	0.0
1,200		San-A Co., Ltd.	53,079	0.0
5,600		Sapporo Holdings Ltd.	154,401	0.1
62,143		Seven & I Holdings Co., Ltd.	2,564,296	0.8
5,000		Shinyei Kaisha	7,438	0.0
29,900		Shiseido Co., Ltd.	1,065,865	0.3
7,000		Showa Sangyo Co., Ltd.	38,519	0.0
800		Sogo Medical Co., Ltd.	34,510	0.0
1,200		ST Corp.	28,156	0.0
800		Starzen Co., Ltd.	34,998	0.0
3,100		Sugi Holdings Co., Ltd.	166,115	0.1
5,700		Sundrug Co., Ltd.	212,623	0.1
11,400		Suntory Beverage & Food Ltd.	529,881	0.2
12,800		Takara Holdings, Inc.	133,552	0.1
400		Tobu Store Co., Ltd.	10,994	0.0
1,200		Toho Co., Ltd./Hyogo	32,640	0.0
2,900		Torigoe Co., Ltd.	20,783	0.0
7,700		Toyo Suisan Kaisha Ltd.	295,422	0.1
2,900		Tsuruha Holdings, Inc.	308,165	0.1
31,800		Unicharm Corp.	800,596	0.3
5,580		United Super Markets Holdings, Inc.	59,022	0.0
3,300		Valor Holdings Co., Ltd.	75,007	0.0
1,300		Warabeya Nichiyo Co., Ltd.	35,886	0.0
3,540		Welcia Holdings Co. Ltd.	131,055	0.1
1,500		Yaizu Suisankagaku Industry Co., Ltd.	16,128	0.0

See Accompanying Notes to Financial Statements

32

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
9,000		Yakult Honsha Co., Ltd.	613,468	0.2
1,400		Yamatane Corp.	20,474	0.0
230		Yamaya Corp.	3,238	0.0
12,300		Yamazaki Baking Co., Ltd.	245,224	0.1
2,000		Yaoko Co., Ltd.	85,690	0.0
4,800		Yokohama Reito Co., Ltd.	45,303	0.0
1,000		Yomeishu Seizo Co., Ltd.	18,261	0.0
			27,648,222	8.7

		Energy: 0.9%
4,900		Fuji Oil Co., Ltd.	14,816	0.0
5,000		Cosmo Energy Holdings Co. Ltd.	78,907	0.0
7,500		Idemitsu Kosan Co., Ltd.	213,365	0.1
87,300		Inpex Corp.	842,922	0.3
3,600		Itochu Enex Co., Ltd.	31,921	0.0
700	@,L	Japan Drilling Co. Ltd.	14,010	0.0
400		Japan Oil Transportation Co., Ltd.	9,516	0.0
2,600		Japan Petroleum Exploration Co., Ltd.	54,319	0.0
237,760		JX Holdings, Inc.	1,040,322	0.3
2,800		Mitsuuroko Group Holdings Co., Ltd.	17,994	0.0
1,500		Modec, Inc.	33,430	0.0
24,400		Nippon Coke & Engineering Co., Ltd.	21,291	0.0
2,800		Nippon Gas Co., Ltd.	90,851	0.1
2,300		Sala Corp.	14,206	0.0
4,500		San-Ai Oil Co., Ltd.	46,091	0.0
3,600		Shinko Plantech Co., Ltd.	27,877	0.0
13,800		Showa Shell Sekiyu KK	128,179	0.1
1,000		Sinanen Holdings Co., Ltd.	20,396	0.0
9,000		Toyo Kanetsu K K	24,767	0.0
			2,725,180	0.9

		Financials: 13.1%
22,000		77 Bank Ltd.	108,598	0.0
30,400	@	Acom Co., Ltd.	139,149	0.1
9,500		AEON Financial Service Co., Ltd.	201,610	0.1
500		Aichi Bank Ltd.	28,229	0.0
26,100	@	Aiful Corp.	95,453	0.0
10,000		Akita Bank Ltd.	29,621	0.0
1,300	L	Anicom Holdings, Inc.	28,529	0.0
13,000		Aomori Bank Ltd.	46,147	0.0
89,000		Aozora Bank Ltd.	339,792	0.1
13,000		Awa Bank Ltd.	88,600	0.0
1,000		Bank of Iwate Ltd.	39,924	0.0
26,000		Bank of Kyoto Ltd.	246,378	0.1
1,300	L	Bank of Nagoya Ltd.	49,183	0.0
1,500		Bank of Okinawa Ltd.	60,984	0.0
7,000		Bank of Saga Ltd.	16,235	0.0
3,500		Bank of the Ryukyus Ltd.	51,398	0.0
2,900		Tokyo Century Corp.	116,231	0.0
55,000		Chiba Bank Ltd.	400,258	0.1
5,200		Chiba Kogyo Bank Ltd.	27,406	0.0
10,200		Chugoku Bank Ltd.	153,137	0.1
800		Chukyo Bank Ltd.	16,328	0.0
93,928		Concordia Financial Group Ltd.	476,064	0.2
10,300		Credit Saison Co., Ltd.	201,684	0.1
89,400		Dai-ichi Life Holdings, Inc.	1,622,736	0.5
1,200		Daisan Bank Ltd.	18,337	0.0
17,000		Daishi Bank Ltd.	78,504	0.0
13,000		Daito Bank Ltd.	18,877	0.0
133,000		Daiwa Securities Group, Inc.	791,976	0.3
500		Dream Incubator, Inc.	9,514	0.0
800		eGuarantee, Inc.	18,845	0.0
1,600		Ehime Bank Ltd.	20,172	0.0
10,000		Eighteenth Bank Ltd.	28,678	0.0
16,200		FIDEA Holdings Co., Ltd.	27,035	0.0
6,500		Financial Products Group Co. Ltd.	62,096	0.0
14,000		Fukui Bank Ltd.	35,104	0.0
58,000		Fukuoka Financial Group, Inc.	276,730	0.1
34,000		Fukushima Bank Ltd.	26,341	0.0
1,700		Fuyo General Lease Co., Ltd.	97,265	0.0
2,000		GCA Corp.	17,877	0.0
32,100		Gunma Bank Ltd.	193,297	0.1
27,400		Hachijuni Bank Ltd.	174,581	0.1
43,000		Hiroshima Bank Ltd.	191,411	0.1
3,700		Hitachi Capital Corp.	89,219	0.0
17,000		Hokkoku Bank Ltd.	65,382	0.0
1,800		Hokuetsu Bank Ltd.	42,860	0.0
9,700		Hokugin Financial Group, Inc.	155,159	0.1
13,000		Hyakugo Bank Ltd.	53,025	0.0
17,000		Hyakujushi Bank Ltd.	56,301	0.0
3,000		IBJ Leasing Co., Ltd.	72,202	0.0
4,500		Ichiyoshi Securities Co., Ltd.	37,919	0.0
2,500		IwaiCosmo Holdings, Inc.	27,658	0.0
18,500		Iyo Bank Ltd.	153,673	0.1
8,000		Jaccs Co., Ltd.	39,064	0.0
2,500		Jafco Co., Ltd.	101,090	0.0
1,999	@	Japan Asia Investment Co., Ltd.	7,681	0.0
40,600		Japan Post Bank Co. Ltd.	521,188	0.2
39,900		Japan Post Holdings Co. Ltd.	496,331	0.2
5,400		Japan Post Insurance Co. Ltd.	119,437	0.1
7,211		Japan Securities Finance Co., Ltd.	37,424	0.0
15,700		Jimoto Holdings, Inc.	28,558	0.0
21,000		Juroku Bank Ltd.	66,359	0.0
11,900		kabu.com Securities Co., Ltd.	40,136	0.0
2,700		Kansai Urban Banking Corp.	32,359	0.0
11,000		Keiyo Bank Ltd.	47,763	0.0
500		Kita-Nippon Bank Ltd.	14,481	0.0
5,400		Kiyo Bank Ltd.	93,705	0.0
7,000		Kosei Securities Co., Ltd.	10,064	0.0
2,600		Kyokuto Securities Co., Ltd.	37,315	0.0
23,420		Kyushu Financial Group, Inc.	148,402	0.1

See Accompanying Notes to Financial Statements

33

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
6,300		Marusan Securities Co., Ltd.	52,669	0.0
8,500		Matsui Securities Co., Ltd.	69,500	0.0
70,390		Mebuki Financial Group, Inc.	262,818	0.1
10,000		Michinoku Bank Ltd.	16,480	0.0
800		Mie Bank Ltd.	18,155	0.0
1,400		Minato Bank Ltd.	26,536	0.0
5,400		Mito Securities Co., Ltd.	15,255	0.0
1,124,900		Mitsubishi UFJ Financial Group, Inc.	7,587,505	2.4
37,400		Mitsubishi UFJ Lease & Finance Co., Ltd.	205,197	0.1
44,011		MS&AD Insurance Group Holdings, Inc.	1,484,434	0.5
11,000		Miyazaki Bank Ltd.	36,251	0.0
2,012,300		Mizuho Financial Group, Inc.	3,689,499	1.2
19,800	L	Monex Group, Inc.	52,514	0.0
2,300		Musashino Bank Ltd.	70,818	0.0
600		Nagano Bank Ltd.	10,635	0.0
1,400		Nanto Bank Ltd.	39,962	0.0
10,200		Nishi-Nippon Financial Holdings, Inc.	106,347	0.0
30,850		Sompo Holdings, Inc.	1,197,439	0.4
303,600		Nomura Holdings, Inc.	1,830,843	0.6
25,400		North Pacific Bank Ltd.	89,201	0.0
21,000		Ogaki Kyoritsu Bank Ltd.	60,784	0.0
9,000		Oita Bank Ltd.	34,719	0.0
13,000		Okasan Securities Group, Inc.	83,827	0.0
36,000		Orient Corp.	62,885	0.0
104,900		ORIX Corp.	1,632,229	0.5
45,700		Osaka Securities Exchange Co. Ltd.	830,955	0.3
1,800		Pocket Card Co., Ltd.	11,995	0.0
172,200		Resona Holdings, Inc.	951,200	0.3
1,500		Ricoh Leasing Co., Ltd.	52,530	0.0
8,600		San-In Godo Bank Ltd.	72,646	0.0
15,960		SBI Holdings, Inc.	217,034	0.1
17,830		Senshu Ikeda Holdings, Inc.	75,428	0.0
57,100	L	Seven Bank Ltd.	204,730	0.1
13,000		Shiga Bank Ltd.	67,209	0.0
13,000		Shikoku Bank Ltd.	36,286	0.0
700		Shimizu Bank Ltd.	22,747	0.0
140,000		Shinsei Bank Ltd.	245,247	0.1
37,000		Shizuoka Bank Ltd.	335,565	0.1
14,200		Sony Financial Holdings, Inc.	242,848	0.1
118,852		Sumitomo Mitsui Financial Group, Inc.	4,640,513	1.5
30,644		Sumitomo Mitsui Trust Holdings, Inc.	1,100,711	0.4
15,000		Suruga Bank Ltd.	364,807	0.1
53,700		T&D Holdings, Inc.	821,188	0.3
7,000		Taiko Bank Ltd.	14,904	0.0
8,800		Tochigi Bank Ltd.	37,409	0.0
13,000		Toho Bank Ltd.	45,809	0.0
13,000		Tohoku Bank Ltd.	17,594	0.0
17,200		Tokai Tokyo Financial Holdings	95,769	0.0
59,700		Tokio Marine Holdings, Inc.	2,484,312	0.8
2,128		Tokyo TY Financial Group, Inc.	58,904	0.0
1,100		Tomato Bank Ltd.	15,385	0.0
12,300		TOMONY Holdings, Inc.	60,077	0.0
600		Tottori Bank Ltd.	9,110	0.0
33,000		Towa Bank Ltd.	37,094	0.0
7,000		Toyo Securities Co., Ltd.	15,970	0.0
8,300		Tsukuba Bank Ltd.	25,055	0.0
8,000		Yamagata Bank Ltd.	35,878	0.0
13,000		Yamaguchi Financial Group, Inc.	157,456	0.1
9,000		Yamanashi Chuo Bank Ltd.	38,078	0.0
4,100		Zenkoku Hosho Co. Ltd.	167,870	0.1
			41,611,884	13.1

		Health Care: 6.7%
17,100		Alfresa Holdings Corp.	330,596	0.1
1,300		As One Corp.	60,830	0.0
1,900		ASKA Pharmaceutical Co., Ltd.	28,536	0.0
153,500		Astellas Pharma, Inc.	1,881,403	0.6
2,600		BML, Inc.	50,593	0.0
15,600		Chugai Pharmaceutical Co., Ltd.	584,469	0.2
1,000		CMIC Holdings Co., Ltd.	13,769	0.0
900		Create Medic Co., Ltd.	7,814	0.0
45,800		Daiichi Sankyo Co., Ltd.	1,081,013	0.3
2,700	L	Daiken Medical Co. Ltd.	19,296	0.0
11,200		Sumitomo Dainippon Pharma Co. Ltd.	152,879	0.1
1,060		Daito Pharmaceutical Co. Ltd.	23,376	0.0
1,600		Eiken Chemical Co., Ltd.	48,372	0.0
19,300		Eisai Co., Ltd.	1,067,822	0.3
2,600		EPS Holdings, Inc.	40,780	0.0
1,800		Falco Holdings Co. Ltd.	24,485	0.0
1,000	L	FINDEX, Inc.	8,266	0.0
800		Fuso Pharmaceutical Industries Ltd.	19,781	0.0
4,300		Hisamitsu Pharmaceutical Co., Inc.	206,158	0.1
1,200		Hogy Medical Co., Ltd.	79,997	0.0
30,900		Hoya Corp.	1,608,696	0.5
1,600		Japan Lifeline Co. Ltd	67,676	0.0
1,700	L	JCR Pharmaceuticals Co. Ltd.	43,068	0.0
7,000		Jeol Ltd.	36,695	0.0
2,800		Kaken Pharmaceutical Co., Ltd.	152,887	0.1
2,800		Kissei Pharmaceutical Co., Ltd.	76,045	0.0
4,100		Kyorin Co., Ltd.	91,091	0.0
18,800		Kyowa Hakko Kirin Co., Ltd.	349,661	0.1
13,600		M3, Inc.	375,175	0.1
2,100		Mani, Inc.	54,991	0.0
14,600		Medipal Holdings Corp.	270,714	0.1
1,000		Menicon Co. Ltd.	32,853	0.0
4,000		Miraca Holdings, Inc.	180,156	0.1
17,900		Mitsubishi Tanabe Pharma Corp.	414,065	0.1
1,100		Mochida Pharmaceutical Co., Ltd.	79,396	0.0
2,300		Nagaileben Co., Ltd.	53,506	0.0
4,000		NichiiGakkan Co., Ltd.	39,742	0.0
3,850	L	Nichi-iko Pharmaceutical Co., Ltd.	60,116	0.0
6,300		Nihon Kohden Corp.	145,830	0.1

See Accompanying Notes to Financial Statements

34

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
5,800		Nikkiso Co., Ltd.	55,867	0.0
400		Nippon Chemiphar Co., Ltd.	18,374	0.0
3,500		Nippon Shinyaku Co., Ltd.	224,050	0.1
10,500		Nipro Corp.	137,046	0.0
1,400		Nissui Pharmaceutical Co., Ltd.	17,192	0.0
24,000		Olympus Corp.	879,322	0.3
35,800		Ono Pharmaceutical Co., Ltd.	780,848	0.3
33,800		Otsuka Holdings Co. Ltd.	1,443,100	0.5
1,600		Paramount Bed Holdings Co. Ltd.	69,982	0.0
5,800	@,L	PeptiDream, Inc.	183,616	0.1
7,700		Rohto Pharmaceutical Co., Ltd.	159,390	0.1
28,000		Santen Pharmaceutical Co., Ltd.	380,328	0.1
2,700		Sawai Pharmaceutical Co., Ltd.	151,638	0.1
3,100		Seikagaku Corp.	51,729	0.0
1,700	@	Shin Nippon Biomedical Laboratories Ltd.	10,745	0.0
19,900		Shionogi & Co., Ltd.	1,109,582	0.4
3,200		Ship Healthcare Holdings, Inc.	99,687	0.0
6,730		Suzuken Co., Ltd.	224,029	0.1
11,700		Sysmex Corp.	700,288	0.2
1,500		Taiko Pharmaceutical Co. Ltd.	29,563	0.0
3,200		Taisho Pharmaceutical Holdings Co. Ltd.	243,822	0.1
4,300		Takara Bio, Inc.	60,024	0.0
59,200		Takeda Pharmaceutical Co., Ltd.	3,005,523	1.0
23,000		Terumo Corp.	907,557	0.3
4,900		Toho Holdings Co., Ltd.	96,649	0.0
900		Tokai Corp./Gifu	35,668	0.0
1,200		Torii Pharmaceutical Co., Ltd.	29,270	0.0
800		Towa Pharmaceutical Co., Ltd.	37,391	0.0
5,200		Tsukui Corp.	30,521	0.0
5,100		Tsumura & Co.	207,153	0.1
3,100		Vital KSK Holdings, Inc.	25,281	0.0
3,800		ZERIA Pharmaceutical Co., Ltd.	70,435	0.0
			21,338,268	6.7

		Industrials: 21.7%
1,900		Advan Co., Ltd.	19,340	0.0
1,900		Aeon Delight Co., Ltd.	61,574	0.0
5,100		Aica Kogyo Co., Ltd.	155,730	0.1
2,900		Aichi Corp.	20,196	0.0
5,300		Aida Engineering Ltd.	50,867	0.0
275,000		ANA Holdings, Inc.	957,546	0.3
20,900		Amada Holdings Co., Ltd.	242,433	0.1
3,000		Anest Iwata Corp.	27,539	0.0
6,000	@	Arrk Corp.	6,262	0.0
5,200		Asahi Diamond Industrial Co., Ltd.	38,302	0.0
15,200		Asahi Glass Co., Ltd.	641,939	0.2
720		Asahi Kogyosha Co., Ltd.	19,238	0.0
7,000		Asanuma Corp.	20,228	0.0
1,500		Asunaro Aoki Construction Co., Ltd.	11,324	0.0
3,000		Bando Chemical Industries Ltd.	29,775	0.0
2,800		Bell System24 Holdings, Inc.	28,761	0.0
4,700		Bunka Shutter Co., Ltd.	36,102	0.0
16,000		Central Glass Co., Ltd.	69,024	0.0
12,500		Central Japan Railway Co.	2,041,460	0.7
800		Central Security Patrols Co., Ltd.	14,399	0.0
13,000		Chiyoda Corp.	76,789	0.0
1,100		Chiyoda Integre Co., Ltd.	21,841	0.0
2,100		Chudenko Corp.	54,537	0.0
9,000		Chugai Ro Co., Ltd.	17,880	0.0
4,700		CKD Corp.	71,961	0.0
6,400		COMSYS Holdings Corp.	132,142	0.1
2,400		Cosel Co., Ltd.	29,583	0.0
1,500		CTI Engineering Co., Ltd.	15,288	0.0
41,000		Dai Nippon Printing Co., Ltd.	456,738	0.2
3,000		Dai-Dan Co., Ltd.	35,252	0.0
7,500		Daifuku Co., Ltd.	224,975	0.1
9,000		Daihen Corp.	70,941	0.0
7,000	L	Daiho Corp.	33,320	0.0
5,000		Daiichi Jitsugyo Co., Ltd.	27,336	0.0
20,400		Daikin Industries Ltd.	2,092,878	0.7
3,000		Daiseki Co., Ltd.	66,749	0.0
2,900		Daiwa Industries Ltd.	31,696	0.0
1,900		Denyo Co., Ltd.	33,060	0.0
9,100		DMG Mori Co. Ltd.	150,635	0.1
4,000		Duskin Co., Ltd.	102,978	0.0
29,100		East Japan Railway Co.	2,787,670	0.9
7,000		Ebara Corp.	195,032	0.1
700		Ebara Jitsugyo Co. Ltd.	9,278	0.0
700		Endo Lighting Corp.	7,139	0.0
15,200		Fanuc Ltd.	2,941,895	0.9
17,800		Fudo Tetra Corp.	28,537	0.0
45,000		Fuji Electric Holdings Co., Ltd.	238,017	0.1
4,800		Fuji Machine Manufacturing Co., Ltd.	69,430	0.0
20,300		Fujikura Ltd.	170,774	0.1
5,000		Fujitec Co., Ltd.	65,573	0.0
600		Fukuda Corp.	28,545	0.0
1,100		Fukushima Industries Corp.	42,353	0.0
9,000		Fukuyama Transporting Co., Ltd.	57,183	0.0
2,500		Fullcast Co., Ltd.	28,937	0.0
2,340	L	Funai Soken Holdings, Inc.	59,662	0.0
27,000		Furukawa Co., Ltd.	47,090	0.0
5,300		Furukawa Electric Co., Ltd.	236,302	0.1
2,600		Futaba Corp.	45,690	0.0
1,000		Gakujo Co., Ltd.	11,223	0.0
1,100		Gecoss Corp.	13,165	0.0
4,700		Glory Ltd.	154,365	0.1
28,000		GS Yuasa Corp.	122,211	0.1
1,500		Hamakyorex Co., Ltd.	37,513	0.0

See Accompanying Notes to Financial Statements

35

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
18,300		Hankyu Hanshin Holdings, Inc.	659,263	0.2
15,000		Hanwa Co., Ltd.	107,561	0.1
13,300		Hazama Ando Corp.	83,940	0.0
1,800		Hibiya Engineering Ltd.	30,804	0.0
20,900		Hino Motors Ltd.	233,361	0.1
2,700		Hisaka Works Ltd.	23,483	0.0
6,900		Hitachi Construction Machinery Co., Ltd.	173,577	0.1
3,200		Hitachi Transport System Ltd.	75,459	0.0
12,500		Hitachi Zosen Corp.	61,722	0.0
3,200		Hokuetsu Industries Co. Ltd.	29,240	0.0
4,300		Hoshizaki Corp.	390,143	0.1
800		Hosokawa Micron Corp.	34,965	0.0
2,000		Howa Machinery Ltd.	13,885	0.0
3,000		Ichinen Holdings Co., Ltd.	32,531	0.0
2,400		Idec Corp.	31,249	0.0
114,000	@	IHI Corp.	389,582	0.1
9,500		Iino Kaiun Kaisha Ltd.	40,847	0.0
2,200		Inaba Denki Sangyo Co., Ltd.	83,669	0.0
1,800		Inaba Seisakusho Co., Ltd.	23,215	0.0
3,600		Inabata & Co., Ltd.	47,889	0.0
1,330		Inui Global Logistics Co. Ltd.	9,967	0.0
1,800		Iseki & Co., Ltd.	35,339	0.0
107,700		Itochu Corp.	1,603,538	0.5
4,000		Itoki Corp.	34,313	0.0
6,000		Iwasaki Electric Co., Ltd.	9,624	0.0
16,000		Iwatani Corp.	99,399	0.0
26,000		Japan Airlines Co. Ltd.	805,368	0.3
4,700		Japan Airport Terminal Co., Ltd.	180,431	0.1
8,000		Japan Pulp & Paper Co., Ltd.	30,239	0.0
5,300		Japan Steel Works Ltd.	83,302	0.0
4,000		Japan Transcity Corp.	16,214	0.0
15,200		JGC Corp.	247,598	0.1
2,600		JK Holdings Co., Ltd.	15,262	0.0
21,470		LIXIL Group Corp.	538,148	0.2
15,500		JTEKT Corp.	228,088	0.1
2,700		Juki Corp.	39,278	0.0
72,000		Kajima Corp.	608,517	0.2
17,000		Kamigumi Co., Ltd.	178,701	0.1
2,000		Kanaden Corp.	20,692	0.0
3,000		Kanagawa Chuo Kotsu Co., Ltd.	19,598	0.0
2,300		Kanamoto Co., Ltd.	76,615	0.0
6,000		Kandenko Co., Ltd.	63,147	0.0
32,000		Kanematsu Corp.	65,662	0.0
2,500		Katakura Industries Co., Ltd.	29,632	0.0
1,200		Kato Works Co., Ltd.	33,785	0.0
400		Kawada Technologies, Inc.	26,717	0.0
114,000		Kawasaki Heavy Industries Ltd.	339,335	0.1
58,000	@	Kawasaki Kisen Kaisha Ltd.	139,735	0.1
33,000		Keihan Holdings Co., Ltd.	209,999	0.1
41,000		Keikyu Corp.	494,474	0.2
41,000		Keio Corp.	343,672	0.1
10,800		Keisei Electric Railway Co., Ltd.	289,045	0.1
3,300		Kimura Chemical Plants Co., Ltd.	10,857	0.0
900		Kimura Unity Co., Ltd.	9,225	0.0
10,700		Kinden Corp.	172,756	0.1
2,000		King Jim Co., Ltd.	17,168	0.0
300	@	Kinki Sharyo Co., Ltd.	6,886	0.0
147,000		Kintetsu Group Holdings Co., Ltd.	567,137	0.2
3,500		Kintetsu World Express, Inc.	61,974	0.0
1,000		Kitagawa Iron Works Co., Ltd.	21,016	0.0
8,000		Kitano Construction Corp.	23,294	0.0
2,200		Kito Corp.	22,601	0.0
7,700		Kitz Corp.	71,969	0.0
4,000	@	Kobe Electric Railway Co. Ltd.	14,232	0.0
8,200		Kokuyo Co., Ltd.	112,030	0.1
395		Komaihal Tec, Inc.	7,701	0.0
72,400		Komatsu Ltd.	1,858,323	0.6
900		Komatsu Wall Industry Co., Ltd.	16,416	0.0
4,200		Komori Corp.	54,138	0.0
2,400		Konoike Transport Co. Ltd.	32,784	0.0
800	L	KRS Corp.	18,413	0.0
74,800		Kubota Corp.	1,264,329	0.4
29,000		Kumagai Gumi Co., Ltd.	93,384	0.0
8,700		Kurita Water Industries, Ltd.	237,981	0.1
2,300		Kuroda Electric Co., Ltd.	45,161	0.0
5,000		Kyodo Printing Co., Ltd.	17,016	0.0
3,400		Kyokuto Kaihatsu Kogyo Co., Ltd.	54,798	0.0
6,800		Kyowa Exeo Corp.	114,654	0.1
3,300		Kyudenko Corp.	118,289	0.1
14,600		Kyushu Railway Co.	473,538	0.2
4,200		Mabuchi Motor Co., Ltd.	209,928	0.1
10,000		Maeda Corp.	110,351	0.1
2,100		Maeda Kosen Co. Ltd	31,785	0.0
5,000		Maeda Road Construction Co., Ltd.	99,825	0.0
1,600		Maezawa Kasei Industries Co., Ltd.	17,901	0.0
600		Maezawa Kyuso Industries Co., Ltd.	8,183	0.0
8,000		Makino Milling Machine Co., Ltd.	66,468	0.0
19,000		Makita Corp.	703,647	0.2
142,600		Marubeni Corp.	923,856	0.3
700		Maruka Machinery Co. Ltd.	11,678	0.0
6,000		Maruzen Showa Unyu Co., Ltd.	25,192	0.0
1,500		Matsuda Sangyo Co., Ltd.	19,814	0.0
2,600		Matsui Construction Co., Ltd.	20,686	0.0
2,000		Max Co., Ltd.	28,888	0.0
15,000		Meidensha Corp.	51,583	0.0
4,400		Meisei Industrial Co. Ltd.	26,720	0.0
2,100		Meitec Corp.	89,567	0.0
2,400		Meiwa Corp.	9,542	0.0
27,158		Minebea Co., Ltd.	439,198	0.2

See Accompanying Notes to Financial Statements

36

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
5,310		Mirait Holdings Corp.	59,726	0.0
16,300		Misumi Group, Inc.	373,590	0.1
111,100		Mitsubishi Corp.	2,335,435	0.8
160,000		Mitsubishi Electric Corp.	2,314,017	0.7
250,000		Mitsubishi Heavy Industries Ltd.	1,029,290	0.3
10,000		Mitsubishi Logistics Corp.	133,434	0.1
9,000		Mitsubishi Kakoki Kaisha Ltd.	20,132	0.0
2,800		Mitsubishi Pencil Co., Ltd.	79,026	0.0
3,000		Mitsuboshi Belting Co., Ltd.	33,309	0.0
133,200		Mitsui & Co., Ltd.	1,906,869	0.6
56,000		Mitsui Engineering & Shipbuilding Co., Ltd.	80,240	0.0
1,700		Mitsui Matsushima Co., Ltd.	21,118	0.0
78,000		Mitsui OSK Lines Ltd.	230,326	0.1
12,000		Mitsui-Soko Holdings Co. Ltd.	32,827	0.0
6,300		Miura Co., Ltd.	123,279	0.1
6,000		Miyaji Engineering Group, Inc.	12,828	0.0
5,200		MonotaRO Co. Ltd.	168,050	0.1
3,100		Morita Holdings Corp.	48,702	0.0
3,100		Relia, Inc.	33,763	0.0
8,100		Nabtesco Corp.	236,229	0.1
1,900		NAC Co., Ltd.	16,939	0.0
16,000		Nachi-Fujikoshi Corp.	91,259	0.0
8,600		Nagase & Co., Ltd.	131,207	0.1
54,000		Nagoya Railroad Co., Ltd.	251,970	0.1
4,000		Nakabayashi Co. Ltd.	11,323	0.0
4,744		Namura Shipbuilding Co., Ltd.	28,051	0.0
32,000		Nankai Electric Railway Co., Ltd.	165,714	0.1
830		NC Holdings Co. Ltd.	6,467	0.0
800		NEC Capital Solutions Ltd.	13,174	0.0
19,200		NGK Insulators Ltd.	384,924	0.1
8,000		Nichias Corp.	92,542	0.0
600		Nichiden Corp.	20,914	0.0
2,200		Nichiha Corp.	77,632	0.0
3,200		Nichireki Co., Ltd.	37,859	0.0
19,514		Nidec Corp.	2,004,868	0.6
4,600		Nihon M&A Center, Inc.	168,380	0.1
500	L	Nihon Trim Co., Ltd.	20,407	0.0
800		Nikko Co. Ltd./Hyogo	15,881	0.0
3,000		Nippo Corp.	60,377	0.0
800	L	Nippon Carbon Co., Ltd.	24,882	0.0
2,600		Nippon Densetsu Kogyo Co., Ltd.	53,559	0.0
55,000		Nippon Express Co., Ltd.	345,134	0.1
2,100		Nippon Hume Corp.	12,779	0.0
1,800		Nippon Kanzai Co., Ltd.	31,891	0.0
1,100		Nippon Koei Co. Ltd.	31,269	0.0
4,900		Nippon Holdings Co., Ltd.	113,639	0.1
26,400		Nippon Parking Development Co. Ltd.	38,356	0.0
6,000		Nippon Road Co., Ltd.	31,638	0.0
2,000		Nippon Seisen Co., Ltd.	12,675	0.0
8,000	@	Nippon Sharyo Ltd.	20,456	0.0
7,800	@	Nippon Sheet Glass Co., Ltd.	64,661	0.0
1,028		Nippon Steel & Sumikin Bussan Corp.	49,378	0.0
6,000		Nippon Thompson Co., Ltd.	31,837	0.0
125,880	@	Nippon Yusen KK	235,331	0.1
2,300		Mitsubishi Nichiyu Forklift Co., Ltd.	15,993	0.0
20,000		Nishimatsu Construction Co., Ltd.	106,213	0.1
20,000		Nishi-Nippon Railroad Co., Ltd.	90,081	0.0
1,400		Nishio Rent All Co., Ltd.	44,747	0.0
500		Nissei ASB Machine Co. Ltd	17,419	0.0
2,100		Nissei Plastic Industrial Co., Ltd.	19,923	0.0
8,500		Nisshinbo Industries, Inc.	86,486	0.0
7,000		Nissin Corp.	33,949	0.0
3,500		Nissin Electric Co., Ltd.	37,192	0.0
1,500		Nitta Corp.	46,795	0.0
13,000		Nitto Boseki Co., Ltd.	62,598	0.0
2,500		Nitto Kogyo Corp.	39,553	0.0
1,000		Nitto Kohki Co., Ltd.	22,968	0.0
2,900		Nittoc Construction Co. Ltd.	14,910	0.0
3,600		Nomura Co., Ltd.	82,217	0.0
900		Noritake Co., Ltd.	30,829	0.0
3,100		Noritz Corp.	61,626	0.0
7,000		NS United Kaiun Kaisha Ltd.	14,131	0.0
30,400		NSK Ltd.	382,547	0.1
34,000		NTN Corp.	158,215	0.1
900		Obara Corp.	49,142	0.0
49,300		Obayashi Corp.	580,859	0.2
3,000	L	Obayashi Road Corp.	25,105	0.0
23,600		Odakyu Electric Railway Co., Ltd.	476,974	0.2
2,180		Oiles Corp.	38,619	0.0
3,600		Okabe Co., Ltd.	33,207	0.0
6,400		Okamura Corp.	60,859	0.0
10,000		OKK Corp.	11,335	0.0
10,000		Okuma Corp.	95,683	0.0
14,000		Okumura Corp.	94,352	0.0
1,900		Onoken Co., Ltd.	29,453	0.0
4,000		Organo Corp.	19,644	0.0
3,000		Origin Electric Co. Ltd.	8,286	0.0
7,500		OSG Corp.	153,133	0.1
5,950		OSJB Holdings Corp.	15,544	0.0
1,200		Outsourcing, Inc.	58,577	0.0
2,100		Oyo Corp.	29,551	0.0
7,600		Park24 Co., Ltd.	193,392	0.1
2,800		Pegasus Sewing Machine Manufacturing Co., Ltd.	18,028	0.0
19,200		Penta-Ocean Construction Co., Ltd.	109,423	0.1
2,700		Pilot Corp.	114,991	0.1
3,500		Prestige International, Inc.	37,815	0.0
1,900		Pronexus, Inc.	22,191	0.0
3,400		PS Mitsubishi Construction Co., Ltd.	14,925	0.0
3,800		Raito Kogyo Co., Ltd.	40,248	0.0

See Accompanying Notes to Financial Statements

37

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
103,200		Recruit Holdings Co. Ltd.	1,776,060	0.6
2,200		Rheon Automatic Machinery Co., Ltd.	24,650	0.0
10,000		Ryobi Ltd.	40,794	0.0
7,000		Sakai Heavy Industries Ltd.	19,720	0.0
800		Sakai Moving Service Co., Ltd.	30,950	0.0
3,800	@	Sanix, Inc.	7,421	0.0
4,200		Sanki Engineering Co., Ltd.	47,238	0.0
2,300		Sankyo Tateyama, Inc.	35,146	0.0
20,000		Sankyu, Inc.	130,844	0.1
14,900		Sanwa Holdings Corp.	157,358	0.1
5,000		Sanyo Denki Co. Ltd.	51,382	0.0
1,800		Sata Construction Co., Ltd.	6,974	0.0
2,300		Sato Holding Corp.	57,735	0.0
2,300		Sato Shoji Corp.	18,270	0.0
2,000		SBS Holdings, Inc.	15,899	0.0
16,100		Secom Co., Ltd.	1,224,969	0.4
400		Seibu Electric Industry Co., Ltd.	8,327	0.0
20,400		Seibu Holdings, Inc.	377,982	0.1
4,300		Seikitokyu Kogyo Co., Ltd.	22,349	0.0
10,200		Seino Holdings Corp.	135,981	0.1
2,500		Sekisui Jushi Corp.	45,961	0.0
8,700		Senko Group Holdings Co., Ltd.	56,652	0.0
6,000		Shibusawa Warehouse Co., Ltd.	19,381	0.0
1,100		Shibuya Corp.	33,187	0.0
2,200		Shima Seiki Manufacturing Ltd.	102,696	0.0
49,000		Shimizu Corp.	520,655	0.2
1,900		Shin Nippon Air Technologies Co. Ltd.	26,826	0.0
2,000		Shin-Keisei Electric Railway Co., Ltd.	7,456	0.0
6,000		Shinmaywa Industries Ltd.	50,720	0.0
2,700		Shinnihon Corp.	21,980	0.0
500		Shinsho Corp.	11,502	0.0
1,700		Shinwa Co., Ltd./Nagoya	32,533	0.0
1,700		SHO-BOND Holdings Co., Ltd.	85,914	0.0
11,000		Sinfonia Technology Co. Ltd.	45,476	0.0
3,400		Sintokogio Ltd.	35,391	0.0
4,700		SMC Corp.	1,436,754	0.5
2,000		Soda Nikka Co., Ltd.	9,367	0.0
3,700		Sodick Co., Ltd.	43,137	0.0
5,700		Sohgo Security Services Co., Ltd.	257,299	0.1
81,100		Sojitz Corp.	199,642	0.1
25,000		Sotetsu Holdings, Inc.	124,093	0.1
3,100		Star Micronics Co., Ltd.	50,376	0.0
1,000		Subaru Enterprise Co., Ltd.	5,435	0.0
800		Sugimoto & Co., Ltd.	11,034	0.0
8,600		Sumiseki Holdings, Inc.	7,657	0.0
91,400		Sumitomo Corp.	1,191,872	0.4
1,400		Sumitomo Densetsu Co., Ltd.	20,277	0.0
44,700		Sumitomo Heavy Industries	296,613	0.1
76,500		Sumitomo Mitsui Construction Co., Ltd.	81,834	0.0
4,000		Sumitomo Precision Products Co. Ltd.	12,518	0.0
10,000		Sumitomo Warehouse Co., Ltd./The	63,544	0.0
34,000	@	SWCC Showa Holdings Co., Ltd.	25,139	0.0
8,400		Tadano Ltd.	101,774	0.0
2,000		Taihei Dengyo Kaisha Ltd.	23,108	0.0
14,000		Taiheiyo Kouhatsu, Inc.	12,219	0.0
2,500		Taikisha Ltd.	66,065	0.0
83,500		Taisei Corp.	763,737	0.3
1,400		Takamatsu Construction Group Co., Ltd.	34,116	0.0
1,000		Takaoka Toko Co. Ltd.	14,523	0.0
1,200		Takara Printing Co., Ltd.	17,317	0.0
3,100		Takara Standard Co., Ltd.	50,741	0.0
4,800		Takasago Thermal Engineering Co., Ltd.	78,211	0.0
2,500		Takeei Corp.	24,127	0.0
3,000		Takeuchi Manufacturing Co. Ltd.	55,436	0.0
7,000		Takisawa Machine Tool Co., Ltd.	11,052	0.0
5,800		Takuma Co., Ltd.	58,389	0.0
3,000		Tanseisha Co., Ltd.	31,980	0.0
4,100		Tatsuta Electric Wire and Cable Co., Ltd.	24,935	0.0
2,900		TechnoPro Holdings, Inc.	116,730	0.1
1,600		Teikoku Electric Manufacturing Co., Ltd.	16,420	0.0
2,000		Teikoku Sen-I Co., Ltd.	33,304	0.0
11,000		Tekken Corp.	32,762	0.0
12,200		Temp Holdings Co., Ltd.	229,216	0.1
10,400		THK Co., Ltd.	296,392	0.1
1,600	@	Toa Corp.	25,290	0.0
4,000		TOA Road Corp.	16,765	0.0
22,300		Tobishima Corp.	33,435	0.0
77,000		Tobu Railway Co., Ltd.	420,687	0.1
1,300		Tocalo Co., Ltd.	42,871	0.0
20,000		Toda Corp.	124,924	0.1
3,000		Toenec Corp.	18,650	0.0
8,300		Tokai Holdings Corp.	62,027	0.0
2,000		Tokyo Energy & Systems, Inc.	17,999	0.0
8,000	L	Tokyo Keiki, Inc.	19,892	0.0
2,500		Tokyo Sangyo Co. Ltd.	9,870	0.0
6,990		Tokyu Construction Co., Ltd.	57,294	0.0
80,000		Tokyu Corp.	611,327	0.2
4,700		Toli Corp.	15,652	0.0
1,900		Tomoe Corp.	6,042	0.0
3,100		Toppan Forms Co., Ltd.	32,088	0.0
39,000		Toppan Printing Co., Ltd.	428,845	0.2
2,200		Torishima Pump Manufacturing Co., Ltd.	22,287	0.0
336,000	@,L	Toshiba Corp.	813,930	0.3
10,000		Toshiba Machine Co., Ltd.	45,000	0.0

See Accompanying Notes to Financial Statements

38

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
3,100		Toshiba Plant Systems & Services Corp.	48,978	0.0
4,000		Tosho Printing Co., Ltd.	18,120	0.0
2,100		Totetsu Kogyo Co., Ltd.	64,309	0.0
11,100		Toto Ltd.	425,294	0.2
6,400		Toyo Construction Co., Ltd.	25,263	0.0
11,000		Toyo Engineering Corp.	27,160	0.0
5,000		Toyo Logistics Co., Ltd.	13,235	0.0
1,200		Toyo Tanso Co., Ltd.	20,802	0.0
6,000		Toyo Wharf & Warehouse Co., Ltd.	9,775	0.0
15,900		Toyota Tsusho Corp.	478,046	0.2
600		Trancom Co. Ltd.	29,321	0.0
3,700		Trusco Nakayama Corp.	88,429	0.0
8,000		Tsubakimoto Chain Co.	69,280	0.0
3,000		Tsubakimoto Kogyo Co., Ltd.	11,696	0.0
5,000		Tsugami Corp.	35,987	0.0
3,300		Tsukishima Kikai Co., Ltd.	37,753	0.0
1,300		Tsurumi Manufacturing Co., Ltd.	21,612	0.0
800		Uchida Yoko Co., Ltd.	20,028	0.0
4,100		Ueki Corp.	9,969	0.0
800		Union Tool Co.	22,431	0.0
9,000		Ushio, Inc.	113,596	0.1
17,000		Wakachiku Construction Co., Ltd.	24,701	0.0
3,700		Wakita & Co. Ltd.	42,999	0.0
700		Weathernews, Inc.	23,411	0.0
14,300		West Japan Railway Co.	1,011,805	0.3
2,800		Yahagi Construction Co., Ltd.	22,884	0.0
3,600		Yamabiko Corp.	38,968	0.0
26,600		Yamato Holdings Co., Ltd.	540,394	0.2
5,600		Yamazen Corp.	56,960	0.0
2,100		Yasuda Logistics Corp.	13,744	0.0
3,300		Yokogawa Bridge Holdings Corp.	45,755	0.0
1,000		Yondenko Corp.	4,568	0.0
1,500		Yuasa Trading Co., Ltd.	45,620	0.0
4,000		Yuken Kogyo Co., Ltd.	8,087	0.0
2,000		Yusen Logistics Co. Ltd.	18,509	0.0
900		Yushin Precision Equipment Co., Ltd.	22,223	0.0
			68,752,305	21.7

		Information Technology: 11.5%
2,300		A&D Co., Ltd.	9,265	0.0
10,500		Advantest Corp.	179,994	0.1
2,500		Ai Holdings Corp.	67,333	0.0
400		Aichi Tokei Denki Co., Ltd.	13,511	0.0
1,200		Aiphone Co., Ltd.	21,070	0.0
1,280		Alpha Systems, Inc.	26,154	0.0
13,800		Alps Electric Co., Ltd.	400,867	0.1
4,800		Amano Corp.	100,183	0.1
10,800		Anritsu Corp.	97,582	0.0
1,000		Argo Graphics, Inc.	23,060	0.0
4,100		Arisawa Manufacturing Co., Ltd.	31,562	0.0
3,000		Asahi Net, Inc.	13,723	0.0
1,200		Ateam, Inc.	31,833	0.0
825		Axell Corp.	5,782	0.0
4,000		Broadleaf Co. Ltd.	24,690	0.0
19,200		Brother Industries Ltd.	444,730	0.2
2,200		CAC Holdings Corp.	20,593	0.0
1,600		Canon Electronics, Inc.	32,783	0.0
80,966		Canon, Inc.	2,754,084	0.9
3,900		Capcom Co., Ltd.	92,567	0.0
3,000		Computer Institute of Japan Ltd.	15,168	0.0
16,800		Citizen Watch Co., Ltd.	118,211	0.1
3,800		CMK Corp.	31,585	0.0
5,200		COLOPL, Inc.	52,740	0.0
4,300		Cookpad, Inc.	34,908	0.0
1,400		Cybernet Systems Co., Ltd.	8,872	0.0
3,600		Cybozu, Inc.	16,218	0.0
1,200		Dai-ichi Seiko Co. Ltd	23,270	0.0
3,100		Screen Holdings Co. Ltd.	207,367	0.1
16,000		Daiwabo Holdings Co., Ltd.	55,759	0.0
7,100		Dena Co., Ltd.	159,576	0.1
5,000		Denki Kogyo Co., Ltd.	25,741	0.0
5,000	@	Dexerials Corp.	48,978	0.0
1,000		Digital Arts, Inc.	34,973	0.0
2,800		Digital Garage, Inc.	52,569	0.0
2,300		Dip Corp.	46,788	0.0
1,800		Disco Corp.	288,705	0.1
1,800		DTS Corp.	55,300	0.0
1,700		Eizo Corp.	66,968	0.0
1,400		Elecom Co. Ltd	28,390	0.0
900		Enplas Corp.	27,770	0.0
1,500		ESPEC Corp.	22,970	0.0
1,000		Excel Co., Ltd.	13,037	0.0
5,400		F N Communications, Inc.	47,796	0.0
870		Faith, Inc.	9,579	0.0
2,500		Fuji Soft, Inc.	70,796	0.0
30,800		Fuji Film Holdings Corp.	1,110,570	0.4
145,000		Fujitsu Ltd.	1,072,459	0.4
2,700		Furuno Electric Co., Ltd.	16,061	0.0
6,200	L	GMO internet, Inc.	80,721	0.0
1,200		GMO Payment Gateway, Inc.	66,509	0.0
2,600		Gurunavi, Inc.	42,274	0.0
9,000		Gree, Inc.	78,664	0.0
2,000	@	Gumi, Inc.	24,392	0.0
32,800		GungHo Online Entertainment, Inc.	84,467	0.0
10,600		Hamamatsu Photonics KK	326,662	0.1
1,200	L	Hearts United Group Co. Ltd.	18,312	0.0
1,200		Hioki EE Corp.	23,683	0.0
2,365		Hirose Electric Co., Ltd.	338,442	0.1
5,000		Hitachi High-Technologies Corp.	194,715	0.1
4,200		Hitachi Kokusai Electric, Inc.	98,083	0.1
361,146		Hitachi Ltd.	2,226,715	0.7
2,600		Hitachi Maxell Ltd.	53,306	0.0
1,300		Hochiki Corp.	20,804	0.0
10,000		Hokuriku Electric Industry Co., Ltd.	12,210	0.0
2,900		Horiba Ltd.	176,899	0.1
5,200		Hosiden Corp.	59,772	0.0
10,200		Ibiden Co., Ltd.	176,405	0.1
1,100		Icom, Inc.	24,665	0.0
3,100		Ines Corp.	31,061	0.0

See Accompanying Notes to Financial Statements

39

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
1,430		I-Net Corp.	16,871	0.0
7,300	L	Infomart Corp.	55,545	0.0
2,600		Innotech Corp.	15,424	0.0
2,700		Internet Initiative Japan, Inc.	49,079	0.0
500		Iriso Electronics Co. Ltd.	40,324	0.0
1,200		Information Services International-Dentsu Ltd.	28,147	0.0
3,200	L	Istyle, Inc.	25,357	0.0
4,700		TIS, Inc.	130,874	0.1
3,900		Itfor, Inc.	21,506	0.0
3,600		Itochu Techno-Solutions Corp.	126,242	0.1
9,000		Iwatsu Electric Co., Ltd.	6,494	0.0
5,000		Japan Aviation Electronics Industry Ltd.	69,381	0.0
2,000		Japan Cash Machine Co., Ltd.	20,835	0.0
29,900	@,L	Japan Display, Inc.	56,707	0.0
1,600		Japan Material Co. Ltd.	29,925	0.0
1,000		Japan Radio Co., Ltd.	12,852	0.0
1,700		Jastec Co., Ltd.	18,722	0.0
1,100		JBCC Holdings, Inc.	8,163	0.0
3,300		Justsystems Corp.	49,089	0.0
1,800		Kaga Electronics Co., Ltd.	36,950	0.0
11,400		Kakaku.com, Inc.	163,874	0.1
1,500		Kanematsu Electronics Ltd.	46,145	0.0
6,800		Keyence Corp.	2,993,549	1.0
3,200	@,L	KLab, Inc.	50,613	0.0
2,500		Koa Corp.	46,423	0.0
6,723		Konami Holdings Corp.	374,241	0.1
34,500		Konica Minolta, Inc.	287,828	0.1
24,500		Kyocera Corp.	1,423,958	0.5
3,700		Lasertec Corp.	51,537	0.0
3,200	@,L	LINE Corp.	111,091	0.1
1,000	@	Livesense, Inc.	6,169	0.0
3,200		Macnica Fuji Electronics Holdings, Inc.	46,883	0.0
1,700		Mamezou Holdings Co. Ltd.	15,247	0.0
2,000		Marubun Corp.	14,021	0.0
800		Maruwa Co., Ltd./Aichi	33,109	0.0
3,300	L	Marvelous, Inc.	32,578	0.0
1,700	L	Megachips Corp.	42,029	0.0
1,000		Melco Holdings, Inc.	28,503	0.0
3,400	L	Micronics Japan Co. Ltd.	33,645	0.0
1,700		Mimasu Semiconductor Industry Co., Ltd.	25,648	0.0
1,500		Miroku Jyoho Service Co. Ltd.	31,837	0.0
15,755		Murata Manufacturing Co., Ltd.	2,405,253	0.8
3,200		Mutoh Holdings Co., Ltd.	7,174	0.0
1,600		Nagano Keiki Co., Ltd.	10,958	0.0
203,000		NEC Corp.	539,656	0.2
2,100		NEC Networks & System Integration Corp.	45,702	0.0
7,600		Net One systems Co., Ltd.	72,151	0.0
16,200	@	Nexon Co. Ltd.	321,341	0.1
5,500		Nichicon Corp.	59,233	0.0
2,000		Nihon Dempa Kogyo Co., Ltd.	15,620	0.0
4,800		Nihon Unisys Ltd.	76,025	0.0
9,300		Nintendo Co., Ltd.	3,113,562	1.0
1,400		Nippon Ceramic Co., Ltd.	32,707	0.0
15,000		Nippon Chemi-Con Corp.	54,440	0.0
6,400		Nippon Electric Glass Co., Ltd.	233,457	0.1
4,800		Nippon Signal Co., Ltd.	44,282	0.0
2,800	L	Nissha Printing Co., Ltd.	77,856	0.0
2,100		Nohmi Bosai Ltd.	30,282	0.0
10,732		Nomura Research Institute Ltd.	423,984	0.2
1,400		Noritsu Koki Co., Ltd.	12,199	0.0
2,700		NS Solutions Corp.	64,356	0.0
4,150		NSD CO., Ltd.	74,838	0.0
45,500		NTT Data Corp.	507,627	0.2
900		OBIC Business Consultants Co., Ltd.	47,085	0.0
5,100		Obic Co., Ltd.	314,037	0.1
1,100		Oizumi Corp.	5,740	0.0
6,600		Oki Electric Industry Ltd.	93,752	0.0
15,800		Omron Corp.	687,765	0.2
1,300		Optex Group Co., Ltd.	42,126	0.0
2,400		Oracle Corp. Japan	156,114	0.1
4,000		Osaki Electric Co., Ltd.	29,947	0.0
4,100		Otsuka Corp.	255,037	0.1
1,500		Poletowin Pitcrew Holdings, Inc.	21,466	0.0
8,100	@,L	Renesas Electronics Corp.	70,821	0.0
44,300		Ricoh Co., Ltd.	392,437	0.1
1,700		Riso Kagaku Corp.	33,242	0.0
7,200		Rohm Co., Ltd.	555,130	0.2
1,000		Roland DG Corp.	22,842	0.0
2,200		Ryosan Co., Ltd.	80,453	0.0
1,500		Ryoyo Electro Corp.	23,966	0.0
2,000		Sakura Internet, Inc.	16,429	0.0
9,000		Sanken Electric Co., Ltd.	37,966	0.0
2,100		Sanshin Electronics Co., Ltd.	27,058	0.0
2,000		Satori Electric Co., Ltd.	14,867	0.0
7,000		Saxa Holdings, Inc.	12,909	0.0
22,000		Seiko Epson Corp.	490,873	0.2
5,000		Shibaura Mechatronics Corp.	15,088	0.0
19,000		Shimadzu Corp.	362,049	0.1
5,000		Shindengen Electric Manufacturing Co., Ltd.	27,226	0.0
1,500	@	Shinkawa Ltd.	9,539	0.0
6,500		Shinko Electric Industries	55,243	0.0
2,600		Shinko Shoji Co., Ltd.	33,121	0.0
1,200	L	Siix Corp.	47,647	0.0
6,000		SMK Corp.	23,028	0.0
2,500		SMS Co. Ltd.	75,992	0.0
800		Softbank Technology Corp.	14,549	0.0
1,700		Sourcenext Corp.	9,676	0.0
5,800		Square Enix Holdings Co., Ltd.	190,077	0.1
1,100		SRA Holdings	29,619	0.0
16,500		Sumco Corp.	239,827	0.1
4,044		SCSK Corp.	181,706	0.1
1,600		Systena Corp.	32,227	0.0
1,740		Tachibana Eletech Co., Ltd.	23,672	0.0
7,200		Taiyo Yuden Co., Ltd.	113,756	0.1

See Accompanying Notes to Financial Statements

40

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
800		Takachiho Koheki Co. Ltd.	7,814	0.0
7,000		Tamura Corp.	32,701	0.0
8,400		TDK Corp.	555,256	0.2
20,000	@,L	Teac Corp.	8,911	0.0
3,760		Koei Tecmo Holdings Co. Ltd.	74,729	0.0
1,600		TKC	47,224	0.0
10,000		Tokyo Electron Ltd.	1,351,930	0.4
3,000		Tokyo Seimitsu Co., Ltd.	96,780	0.0
7,600		Topcon Corp.	131,316	0.1
9,000		Toshiba Tec Corp.	46,604	0.0
700		Toukei Computer Co., Ltd.	17,405	0.0
1,700		Towa Corp.	25,006	0.0
3,100		Toyo Corp./Chuo-ku	29,912	0.0
2,300		Transcosmos, Inc.	55,173	0.0
7,800		Trend Micro, Inc.	403,128	0.1
1,500		UKC Holdings Corp.	25,275	0.0
2,500		Ulvac, Inc.	120,631	0.1
8,000		Uniden Holdings Corp.	17,745	0.0
400		V Technology Co. Ltd.	69,057	0.0
14,100		Wacom Co., Ltd.	45,230	0.0
106,500	L	Yahoo! Japan Corp.	462,980	0.2
1,600		Yamaichi Electronics Co., Ltd.	24,655	0.0
4,400		Azbil Corp.	167,507	0.1
17,300		Yaskawa Electric Corp.	368,353	0.1
15,900		Yokogawa Electric Corp.	255,884	0.1
1,500		Yokowo Co., Ltd.	19,020	0.0
			36,589,699	11.5

		Materials: 7.1%
1,900		Achilles Corp.	31,939	0.0
6,600		ADEKA Corp.	100,835	0.0
900		Aichi Steel Corp.	35,557	0.0
12,800		Air Water, Inc.	236,233	0.1
1,000		Alconix Corp.	17,528	0.0
2,400		Asahi Holdings, Inc.	39,502	0.0
97,000		Asahi Kasei Corp.	1,046,466	0.3
6,000		Asahi Yukizia Corp.	13,244	0.0
2,700		Asia Pile Holdings Corp.	18,047	0.0
1,800		Carlit Holdings Co. Ltd.	9,552	0.0
8,000		Chuetsu Pulp & Paper Co., Ltd.	16,799	0.0
5,000		Chugoku Marine Paints Ltd.	38,581	0.0
12,000		Dai Nippon Toryo Co., Ltd.	32,773	0.0
20,800		Daicel Corp.	259,974	0.1
25,000		Daido Steel Co., Ltd.	144,163	0.1
4,000		DKS Co. Ltd.	17,741	0.0
1,300		Daiken Corp.	27,959	0.0
4,000		Daiki Aluminium Industry Co., Ltd.	22,118	0.0
8,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	63,499	0.0
6,600		Daio Paper Corp.	89,116	0.0
8,000		Osaka Soda Co., Ltd.	38,815	0.0
31,000		Denka Co., Ltd.	160,419	0.1
6,100		DIC Corp.	220,402	0.1
17,000		Dowa Holdings Co., Ltd.	128,945	0.1
1,200		JCU Corp.	42,718	0.0
1,400		FP Corp.	75,810	0.0
3,700		Fuji Seal International, Inc.	102,290	0.0
2,000		Fujikura Kasei Co., Ltd.	11,194	0.0
1,400		Fujimi, Inc.	28,993	0.0
1,400		Fujimori Kogyo Co., Ltd.	44,018	0.0
22,338		UACJ Corp.	61,355	0.0
1,200		Godo Steel Ltd.	21,372	0.0
500		Gun-Ei Chemical Industry Co., Ltd.	16,231	0.0
500		Hakudo Co., Ltd.	7,590	0.0
3,000		Harima Chemicals, Inc.	24,745	0.0
8,400		Hitachi Chemical Co., Ltd.	251,837	0.1
15,620		Hitachi Metals Ltd.	217,936	0.1
5,000		Hokkan Holdings Ltd.	18,981	0.0
8,400		Hokuetsu Kishu Paper Co. Ltd.	65,982	0.0
3,600	@	Ishihara Sangyo Kaisha Ltd.	36,972	0.0
500		Japan Pure Chemical Co. Ltd.	10,731	0.0
42,547		JFE Holdings, Inc.	740,811	0.2
800		JSP Corp.	24,190	0.0
15,600		JSR Corp.	270,055	0.1
20,000		Kaneka Corp.	153,069	0.1
16,300		Kansai Paint Co., Ltd.	376,305	0.1
3,800		Kanto Denka Kogyo Co., Ltd.	33,539	0.0
2,000		KH Neochem Co. Ltd.	38,310	0.0
5,800		Kimoto Co., Ltd.	12,868	0.0
2,500		Koatsu Gas Kogyo Co., Ltd.	18,065	0.0
26,500	@	Kobe Steel Ltd.	273,248	0.1
1,100		Kohsoku Corp.	10,446	0.0
2,800		Konishi Co., Ltd.	40,145	0.0
4,000		Krosaki Harima Corp.	15,445	0.0
7,739		Kumiai Chemical Industry Co., Ltd.	44,800	0.0
25,700		Kuraray Co., Ltd.	467,972	0.2
1,200		KUREHA Corp.	59,478	0.0
900		Kurimoto Ltd.	16,339	0.0
1,800		Kyoei Steel Ltd.	29,875	0.0
1,100		Kyowa Leather Cloth Co., Ltd.	9,188	0.0
3,700		Lintec Corp.	88,658	0.0
5,300		Maruichi Steel Tube Ltd.	154,200	0.1
1,800		MEC Co., Ltd./Japan	22,424	0.0
1,000		Mitani Sekisan Co. Ltd.	25,312	0.0
105,000		Mitsubishi Chemical Holdings Corp.	874,834	0.3
14,500		Mitsubishi Gas Chemical Co., Inc.	307,971	0.1
9,452		Mitsubishi Materials Corp.	286,834	0.1
4,200	@	Mitsubishi Paper Mills Ltd.	30,247	0.0
11,000		Mitsubishi Steel Manufacturing Co., Ltd.	25,901	0.0
71,000		Mitsui Chemicals, Inc.	378,102	0.1
42,000		Mitsui Mining & Smelting Co., Ltd.	164,594	0.1
800		Moresco Corp.	14,813	0.0
1,700		Nakayama Steel Works Ltd.	9,835	0.0
3,300		Neturen Co., Ltd.	31,336	0.0
4,400		Nihon Nohyaku Co., Ltd.	25,989	0.0
8,000		Nihon Parkerizing Co., Ltd.	119,632	0.1

See Accompanying Notes to Financial Statements

41

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
12,000		Nihon Yamamura Glass Co., Ltd.	19,454	0.0
14,000		Nippon Carbide Industries Co., Inc.	23,813	0.0
5,000		Nippon Concrete Industries Co., Ltd.	18,055	0.0
10,400		Nippon Denko Co., Ltd.	36,733	0.0
2,300		Nippon Fine Chemical Co., Ltd.	20,390	0.0
10,000		Nippon Kayaku Co., Ltd.	141,806	0.1
700		Nippon Kinzoku Co., Ltd.	9,620	0.0
16,000		Nippon Koshuha Steel Co., Ltd.	11,838	0.0
39,900		Nippon Light Metal Holdings Co. Ltd.	94,974	0.0
12,000	L	Nippon Paint Holdings Co., Ltd.	456,537	0.2
7,129		Nippon Paper Industries Co. Ltd.	146,137	0.1
1,800		Nippon Pillar Packing Co., Ltd.	25,706	0.0
2,300		Nippon Shokubai Co., Ltd.	148,564	0.1
10,000		Nippon Soda Co., Ltd.	55,448	0.0
70,665		Nippon Steel & Sumitomo Metal Corp.	1,601,321	0.5
2,000		Nippon Valqua Industries Ltd.	39,627	0.0
13,600		Nippon Yakin Kogyo Co., Ltd.	28,272	0.0
8,400		Nissan Chemical Industries Ltd.	278,350	0.1
5,376		Nisshin Steel Co. Ltd.	59,084	0.0
500		Nittetsu Mining Co., Ltd.	26,957	0.0
11,300		Nitto Denko Corp.	933,169	0.3
11,000		NOF Corp.	140,401	0.1
59,000		OJI Paper Co., Ltd.	305,472	0.1
5,000		Okamoto Industries, Inc.	58,196	0.0
4,000		Okura Industrial Co., Ltd.	21,320	0.0
800		Osaka Steel Co., Ltd.	15,498	0.0
1,900		OSAKA Titanium Technologies Co., Ltd.	31,460	0.0
11,000	@,L	Pacific Metals Co., Ltd.	28,941	0.0
1,200		Pack Corp.	38,091	0.0
10,000		Rasa Industries Ltd.	12,306	0.0
14,100		Rengo Co., Ltd.	81,860	0.0
3,000		Riken Technos Corp.	15,954	0.0
6,000		Sakai Chemical Industry Co. Ltd.	23,059	0.0
3,400		Sakata INX Corp.	54,341	0.0
900		Sanyo Chemical Industries Ltd.	42,377	0.0
9,000		Sanyo Special Steel Co., Ltd.	51,077	0.0
1,100	L	Seiko PMC Corp.	12,944	0.0
2,700		Sekisui Plastics Co., Ltd.	22,025	0.0
2,000		Shikoku Chemicals Corp.	24,578	0.0
4,000		Shinagawa Refractories Co., Ltd.	9,544	0.0
28,200		Shin-Etsu Chemical Co., Ltd.	2,566,563	0.8
3,800		Shin-Etsu Polymer Co., Ltd.	29,733	0.0
10,300		Showa Denko KK	240,181	0.1
900	L	Stella Chemifa Corp.	23,293	0.0
15,000		Sumitomo Bakelite Co., Ltd.	106,073	0.0
115,000		Sumitomo Chemical Co., Ltd.	664,677	0.2
40,000		Sumitomo Metal Mining Co., Ltd.	534,643	0.2
29,000		Sumitomo Osaka Cement Co., Ltd.	137,917	0.1
700		Sumitomo Seika Chemicals Co., Ltd.	34,422	0.0
2,200		T Hasegawa Co., Ltd.	46,586	0.0
94,125		Taiheiyo Cement Corp.	344,218	0.1
800		Taisei Lamick Co., Ltd.	20,824	0.0
1,400		Taiyo Ink Manufacturing Co., Ltd.	63,082	0.0
12,200		Taiyo Nippon Sanso Corp.	137,607	0.1
1,100		Takasago International Corp.	41,502	0.0
4,000		Takiron Co., Ltd.	21,282	0.0
3,000		Tayca Corp.	25,173	0.0
12,800		Teijin Ltd.	247,003	0.1
1,400		Tenma Corp.	25,829	0.0
9,300		Toagosei Co., Ltd.	121,308	0.1
4,000		Toda Kogyo Corp.	9,839	0.0
3,000		Toho Titanium Co., Ltd.	23,259	0.0
10,000		Toho Zinc Co., Ltd.	42,129	0.0
15,100		Tokai Carbon Co., Ltd.	83,894	0.0
900		Tokushu Tokai Holdings Co., Ltd.	32,598	0.0
24,000	@	Tokuyama Corp.	115,979	0.0
2,900		Tokyo Ohka Kogyo Co., Ltd.	96,909	0.0
1,400		Tokyo Rope Manufacturing Co., Ltd.	21,363	0.0
8,700		Tokyo Steel Manufacturing Co., Ltd.	73,734	0.0
5,000		Tokyo Tekko Co., Ltd.	18,519	0.0
6,000		Tomoegawa Co., Ltd.	12,721	0.0
6,000		Tomoku Co., Ltd.	20,365	0.0
1,200		Topy Industries Ltd.	35,850	0.0
113,000		Toray Industries, Inc.	948,033	0.3
44,000		Tosoh Corp.	453,474	0.2
14,000		Toyo Ink SC Holdings Co., Ltd.	73,742	0.0
3,500		Toyo Kohan Co., Ltd.	13,047	0.0
10,800		Toyo Seikan Group Holdings, Ltd.	182,831	0.1
64,000		Toyobo Co., Ltd.	117,478	0.1
4,000		TYK Corp.	7,597	0.0
80,000		Ube Industries Ltd.	206,505	0.1
5,000		Wood One Co., Ltd.	12,604	0.0
1,800	L	W-Scope Corp.	31,619	0.0
3,000		Yamato Kogyo Co., Ltd.	77,063	0.0
2,100		Yodogawa Steel Works Ltd.	55,597	0.0
1,100		Yushiro Chemical Industry Co., Ltd.	14,807	0.0
13,000		Zeon Corp.	139,147	0.1
			22,561,710	7.1

		Real Estate: 3.1%
9,470		Aeon Mall Co., Ltd.	187,098	0.1
3,700		Airport Facilities Co., Ltd.	20,115	0.0
5,000		Daibiru Corp.	52,113	0.0

See Accompanying Notes to Financial Statements

42

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
29,000		Daikyo, Inc.	59,189	0.0
6,100		Daito Trust Construction Co., Ltd.	950,354	0.3
49,760		Daiwa House Industry Co., Ltd.	1,703,065	0.5
1,720		Goldcrest Co., Ltd.	38,117	0.0
2,900		Heiwa Real Estate Co., Ltd.	46,849	0.0
17,000		Ichigo, Inc.	50,830	0.0
4,200		Keihanshin Building Co. Ltd.	26,151	0.0
22,100		Kenedix, Inc.	104,541	0.0
18,300		Leopalace21 Corp.	113,839	0.0
111,000		Mitsubishi Estate Co., Ltd.	2,074,901	0.7
79,000		Mitsui Fudosan Co., Ltd.	1,892,722	0.6
9,800		Nomura Real Estate Holdings, Inc.	192,861	0.1
10,400		NTT Urban Development Corp.	100,535	0.0
2,500		Open House Co. Ltd.	77,144	0.0
7,600		Relo Holdings, Inc.	147,965	0.1
30,900	L	Hulic Co. Ltd.	316,441	0.1
36,000		Sumitomo Realty & Development Co., Ltd.	1,114,857	0.4
2,300		Sun Frontier Fudousan Co., Ltd.	23,128	0.0
8,800		Takara Leben Co., Ltd.	39,537	0.0
6,800		TOC Co., Ltd.	64,509	0.0
5,000		Tokyo Rakutenchi Co., Ltd.	25,676	0.0
17,200		Tokyo Tatemono Co., Ltd.	226,090	0.1
7,000		Tokyo Theatres Co., Inc.	8,841	0.0
34,896		Tokyu Fudosan Holdings Corp.	206,951	0.1
3,600		Tosei Corp.	25,604	0.0
1,500		Unizo Holdings Co. Ltd.	41,675	0.0
			9,931,698	3.1

		Telecommunication Services: 5.3%
17,400	@	Japan Communications, Inc.	25,741	0.0
118,000		KDDI Corp.	3,120,820	1.0
119,300		Nippon Telegraph & Telephone Corp.	5,631,450	1.8
109,300		NTT DoCoMo, Inc.	2,585,020	0.8
66,950		SoftBank Group Corp.	5,442,375	1.7
			16,805,406	5.3

		Utilities: 1.8%
49,100		Chubu Electric Power Co., Inc.	652,964	0.2
20,300		Chugoku Electric Power Co., Inc.	224,140	0.1
11,900		Electric Power Development Co., Ltd.	294,742	0.1
2,500	L	eRex Co. Ltd.	21,732	0.0
14,200	L	Hokkaido Electric Power Co., Inc.	108,350	0.0
6,000		Hokkaido Gas Co., Ltd.	14,678	0.0
15,300		Hokuriku Electric Power Co.	138,117	0.0
1,200		K&O Energy Group, Inc.	18,949	0.0
61,400		Kansai Electric Power Co., Inc.	846,671	0.3
33,200		Kyushu Electric Power Co., Inc.	403,504	0.1
2,557		Okinawa Electric Power Co., Inc.	58,492	0.0
143,000		Osaka Gas Co., Ltd.	585,563	0.2
16,000		Saibu Gas Co., Ltd.	37,756	0.0
13,800		Shikoku Electric Power Co., Inc.	162,898	0.0
6,500		Shizuoka Gas Co., Ltd.	43,364	0.0
38,000		Toho Gas Co., Ltd.	276,793	0.1
37,200		Tohoku Electric Power Co., Inc.	515,559	0.2
126,900	@	Tokyo Electric Power Co., Inc.	523,888	0.2
161,000		Tokyo Gas Co., Ltd.	838,600	0.3
			5,766,760	1.8

	Total Common Stock
	(Cost $238,440,833)		313,750,438	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Securities Lending Collateralcc: 1.3%
88,454	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $88,462, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $90,223, due 07/28/17-09/09/49)	88,454	0.0
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,000,095, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 07/15/17-05/20/67)	1,000,000	0.3
853,306	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $853,387, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $870,372, due 07/13/17-12/01/51)	853,306	0.3

See Accompanying Notes to Financial Statements

43

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Securities Lending Collateralcc: (continued)
107,669	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $107,678, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $109,823, due 07/15/17-01/15/37)	107,669	0.1
52,882	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $52,887, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $53,940, due 07/07/17-01/15/30)	52,882	0.0
1,000,000	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $1,000,099, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $1,020,000, due 08/15/21-09/09/49)	1,000,000	0.3
1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,000,107, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,019,997, due 01/15/19-02/15/46)	1,000,000	0.3
		4,102,311	1.3

	Total Short-Term Investments
	(Cost $4,102,311)	4,102,311	1.3

	Total Investments in Securities (Cost $242,543,144)	$317,852,749	100.1
	Liabilities in Excess of Other Assets	(193,696)	(0.1)
	Net Assets	$317,659,053	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $246,904,172.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$82,088,370
Gross Unrealized Depreciation	(11,139,793)

Net Unrealized Appreciation	$70,948,577

See Accompanying Notes to Financial Statements

44

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 18.7%
30,279	@	Amazon.com, Inc.	29,310,072	4.5
27,119		CBS Corp. - Class B	1,729,650	0.3
10,154	@	Charter Communications, Inc.	3,420,375	0.5
331,986		Comcast Corp. – Class A	12,920,895	2.0
12,952	@	Dish Network Corp. - Class A	812,867	0.1
91,572		Home Depot, Inc.	14,047,145	2.1
27,484		Las Vegas Sands Corp.	1,755,953	0.3
65,353		Lowe's Cos, Inc.	5,066,818	0.8
24,074		Marriott International, Inc.	2,414,863	0.4
62,184		McDonald's Corp.	9,524,101	1.4
31,250	@	Netflix, Inc.	4,669,062	0.7
100,690		Nike, Inc.	5,940,710	0.9
3,740	@	Priceline.com, Inc.	6,995,745	1.1
107,500		Starbucks Corp.	6,268,325	1.0
9,895	@,L	Tesla, Inc.	3,578,131	0.5
49,098		TJX Cos., Inc.	3,543,403	0.5
4,062		Twenty-First Century Fox, Inc. - Class A	115,117	0.0
1,703		Twenty-First Century Fox, Inc. - Class B	47,463	0.0
81,467		Walt Disney Co.	8,655,869	1.3
26,542		Yum! Brands, Inc.	1,957,738	0.3
			122,774,302	18.7

		Consumer Staples: 8.6%
147,259		Altria Group, Inc.	10,966,378	1.7
219,020		Coca-Cola Co.	9,823,047	1.5
10,359		Colgate-Palmolive Co.	767,913	0.1
12,320		Constellation Brands, Inc.	2,386,754	0.4
33,249		Costco Wholesale Corp.	5,317,513	0.8
16,606		Estee Lauder Cos., Inc.	1,593,844	0.2
31,206		General Mills, Inc.	1,728,812	0.3
22,977		Kimberly-Clark Corp.	2,966,560	0.4
37,473		Kroger Co.	873,870	0.1
31,457	@	Monster Beverage Corp.	1,562,784	0.2
94,703		PepsiCo, Inc.	10,937,249	1.7
10,647		Philip Morris International, Inc.	1,250,490	0.2
9,948		Procter & Gamble Co.	866,968	0.1
38,675		Reynolds American, Inc.	2,515,422	0.4
37,499		Sysco Corp.	1,887,325	0.3
13,259		Walgreens Boots Alliance, Inc.	1,038,312	0.2
			56,483,241	8.6

		Energy: 0.4%
4,131		EOG Resources, Inc.	373,938	0.1
44,565		Halliburton Co.	1,903,371	0.3
			2,277,309	0.4

		Financials: 2.2%
8,501		American International Group, Inc.	531,482	0.1
7,679		Allstate Corp.	679,131	0.1
19,826		Aon PLC	2,635,867	0.4
2,311		Capital One Financial Corp.	190,935	0.0
71,726		Charles Schwab Corp.	3,081,349	0.5
21,233		Intercontinental Exchange, Inc.	1,399,679	0.2
39,159		Marsh & McLennan Cos., Inc.	3,052,836	0.5
19,636		S&P Global, Inc.	2,866,660	0.4
1,454		State Street Corp.	130,467	0.0
			14,568,406	2.2

		Health Care: 13.1%
121,366		AbbVie, Inc.	8,800,249	1.3
7,947		Aetna, Inc.	1,206,593	0.2
13,374	@	Alexion Pharmaceuticals, Inc.	1,627,214	0.3
16,142		Amgen, Inc.	2,780,137	0.4
3,532		Baxter International, Inc.	213,827	0.0
17,022		Becton Dickinson & Co.	3,321,162	0.5
15,183	@	Biogen, Inc.	4,120,059	0.6
104,183	@	Boston Scientific Corp.	2,887,953	0.4
61,751		Bristol-Myers Squibb Co.	3,440,766	0.5
59,022	@	Celgene Corp.	7,665,187	1.2
16,538		Cigna Corp.	2,768,296	0.4
74,413		Eli Lilly & Co.	6,124,190	0.9
3,108	@	Express Scripts Holding Co.	198,415	0.0
70,860		Gilead Sciences, Inc.	5,015,471	0.8
1,601	@	HCA Healthcare, Inc.	139,607	0.0
10,327		Humana, Inc.	2,484,883	0.4
2,781	@	Intuitive Surgical, Inc.	2,601,264	0.4
31,446		Johnson & Johnson	4,159,991	0.6
1,677		McKesson Corp.	275,934	0.0
7,620		Medtronic PLC	676,275	0.1
11,480		Merck & Co., Inc.	735,753	0.1
5,964	@	Regeneron Pharmaceuticals, Inc.	2,929,159	0.5
25,890		Stryker Corp.	3,593,014	0.6
13,401		Thermo Fisher Scientific, Inc.	2,338,072	0.4
73,057		UnitedHealth Group, Inc.	13,546,229	2.1
18,927	@	Vertex Pharmaceuticals, Inc.	2,439,122	0.4
			86,088,822	13.1

		Industrials: 10.8%
44,188		3M Co.	9,199,500	1.4
43,332		Boeing Co.	8,568,903	1.3
39,201		Caterpillar, Inc.	4,212,539	0.6
60,197		CSX Corp.	3,284,348	0.5
24,233		Deere & Co.	2,994,956	0.5
6,950		Emerson Electric Co.	414,359	0.1
18,853		FedEx Corp.	4,097,323	0.6
8,090		General Dynamics Corp.	1,602,629	0.2
115,261		General Electric Co.	3,113,200	0.5
33,881		Honeywell International, Inc.	4,515,998	0.7
23,196		Illinois Tool Works, Inc.	3,322,827	0.5
17,176		Lockheed Martin Corp.	4,768,229	0.7
12,284		Northrop Grumman Corp.	3,153,426	0.5
8,224		Raytheon Co.	1,328,012	0.2

See Accompanying Notes to Financial Statements

45

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
42,759		Southwest Airlines Co.	2,657,044	0.4
55,835		Union Pacific Corp.	6,080,990	0.9
52,557		United Parcel Service, Inc. - Class B	5,812,279	0.9
27,807		Waste Management, Inc.	2,039,643	0.3
			71,166,205	10.8

		Information Technology: 39.1%
47,238		Accenture PLC	5,842,396	0.9
56,339		Activision Blizzard, Inc.	3,243,436	0.5
37,626	@	Adobe Systems, Inc.	5,321,822	0.8
22,683	@	Alphabet, Inc. - Class A	21,087,931	3.2
23,042	@	Alphabet, Inc. - Class C	20,938,957	3.2
397,630		Apple, Inc.	57,266,673	8.7
82,232		Applied Materials, Inc.	3,397,004	0.5
34,090		Automatic Data Processing, Inc.	3,492,861	0.5
30,395		Broadcom Ltd.	7,083,555	1.1
44,535		Cognizant Technology Solutions Corp.	2,957,124	0.4
4,008		Corning, Inc.	120,440	0.0
22,831	@	Electronic Arts, Inc.	2,413,693	0.4
177,868	@	Facebook, Inc.	26,854,511	4.1
44,976		International Business Machines Corp.	6,918,658	1.1
18,517		Intuit, Inc.	2,459,243	0.4
71,773		Mastercard, Inc. - Class A	8,716,831	1.3
60,242	@	Micron Technology, Inc.	1,798,826	0.3
571,598		Microsoft Corp.	39,400,250	6.0
43,312		Nvidia Corp.	6,261,183	1.0
14,356	@	NXP Semiconductor NV - NXPI - US	1,571,264	0.2
17,750		Oracle Corp.	889,985	0.1
86,242	@	PayPal Holdings, Inc.	4,628,608	0.7
51,493	@	Salesforce.com, Inc.	4,459,294	0.7
76,039		Texas Instruments, Inc.	5,849,680	0.9
140,802		Visa, Inc. - Class A	13,204,412	2.0
5,426	@,L	VMware, Inc.	474,395	0.1
			256,653,032	39.1

		Materials: 3.0%
19,543		Ecolab, Inc.	2,594,333	0.4
66,143		Du Pont E I de Nemours & Co.	5,338,402	0.8
10,960		LyondellBasell Industries NV - Class A	924,914	0.2
33,402		Monsanto Co.	3,953,461	0.6
18,147		PPG Industries, Inc.	1,995,444	0.3
19,093		Praxair, Inc.	2,530,777	0.4
6,237		Sherwin-Williams Co.	2,188,938	0.3
			19,526,269	3.0

		Real Estate: 2.3%
32,157		American Tower Corp.	4,255,014	0.6
27,832		Crown Castle International Corp.	2,788,210	0.4
5,914		Equinix, Inc.	2,538,052	0.4
11,262		Public Storage, Inc.	2,348,465	0.4
21,444		Simon Property Group, Inc.	3,468,782	0.5
			15,398,523	2.3

		Telecommunication Services: 1.2%
13,802	@	T-Mobile US, Inc.	836,677	0.1
155,617		Verizon Communications, Inc.	6,949,855	1.1
			7,786,532	1.2

	Total Common Stock
	(Cost $325,842,409)		652,722,641	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Securities Lending Collateralcc: 0.6%
119,430	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $119,441, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $121,819, due 07/28/17-09/09/49)	119,430	0.0
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,000,095, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 07/15/17-05/20/67)	1,000,000	0.2
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,000,095, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 07/13/17-12/01/51)	1,000,000	0.2
145,373	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $145,386, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $148,281, due 07/15/17-01/15/37)	145,373	0.0

See Accompanying Notes to Financial Statements

46

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
71,401	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $71,408, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $72,829, due 07/07/17-01/15/30)	71,401	0.0
502,313	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $502,360, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $512,359, due 07/10/17-06/20/67)	502,313	0.1
1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,000,107, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,019,997, due 01/15/19-02/15/46)	1,000,000	0.1
		3,838,517	0.6

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.6%
3,918,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $3,918,000)	3,918,000	0.6

	Total Short-Term Investments
	(Cost $7,756,517)	7,756,517	1.2

	Total Investments in Securities (Cost $333,598,926)	$660,479,158	100.6
	Liabilities in Excess of Other Assets	(4,194,632)	(0.6)
	Net Assets	$656,284,526	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $333,727,039.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$329,281,162
Gross Unrealized Depreciation	(2,529,043)

Net Unrealized Appreciation	$326,752,119

See Accompanying Notes to Financial Statements

47

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 11.7%
20,934	@	Amazon.com, Inc.	20,264,112	2.3
21,427		Carnival Corp.	1,404,968	0.1
18,749		CBS Corp. - Class B	1,195,811	0.1
10,432	@	Charter Communications, Inc.	3,514,019	0.4
248,127		Comcast Corp. – Class A	9,657,103	1.1
11,616	@	Dish Network Corp. - Class A	729,020	0.1
205,123		Ford Motor Co.	2,295,326	0.2
72,158		General Motors Co.	2,520,479	0.3
63,309		Home Depot, Inc.	9,711,601	1.1
19,003		Las Vegas Sands Corp.	1,214,102	0.1
45,176		Lowe's Cos, Inc.	3,502,495	0.4
16,647		Marriott International, Inc.	1,669,861	0.2
42,990		McDonald's Corp.	6,584,348	0.7
21,602	@	Netflix, Inc.	3,227,555	0.4
69,608		Nike, Inc.	4,106,872	0.5
2,585	@	Priceline.com, Inc.	4,835,294	0.5
74,317		Starbucks Corp.	4,333,424	0.5
29,082		Target Corp.	1,520,698	0.2
6,841	@,L	Tesla, Inc.	2,473,774	0.3
40,859		Time Warner, Inc.	4,102,652	0.5
33,951		TJX Cos., Inc.	2,450,244	0.3
54,885		Twenty-First Century Fox, Inc. - Class A	1,555,441	0.2
23,086		Twenty-First Century Fox, Inc. - Class B	643,407	0.1
82,459		Walt Disney Co.	8,761,269	1.0
18,351		Yum! Brands, Inc.	1,353,570	0.1
			103,627,445	11.7

		Consumer Staples: 10.0%
101,803		Altria Group, Inc.	7,581,270	0.9
29,297		Archer-Daniels-Midland Co.	1,212,310	0.1
202,438		Coca-Cola Co.	9,079,344	1.0
45,344		Colgate-Palmolive Co.	3,361,351	0.4
8,517		Constellation Brands, Inc.	1,649,998	0.2
22,988		Costco Wholesale Corp.	3,676,471	0.4
53,631		CVS Health Corp.	4,315,150	0.5
11,485		Estee Lauder Cos., Inc.	1,102,330	0.1
30,338		General Mills, Inc.	1,680,725	0.2
18,648		Kimberly-Clark Corp.	2,407,643	0.3
31,647		Kraft Heinz Co.	2,710,249	0.3
47,880		Kroger Co.	1,116,562	0.1
77,233		Mondelez International, Inc.	3,335,693	0.4
21,750	@	Monster Beverage Corp.	1,080,540	0.1
75,261		PepsiCo, Inc.	8,691,893	1.0
81,764		Philip Morris International, Inc.	9,603,182	1.1
134,890		Procter & Gamble Co.	11,755,664	1.3
43,480		Reynolds American, Inc.	2,827,939	0.3
25,921		Sysco Corp.	1,304,604	0.2
49,295		Walgreens Boots Alliance, Inc.	3,860,292	0.4
76,771		Wal-Mart Stores, Inc.	5,810,029	0.7
			88,163,239	10.0

		Energy: 5.8%
29,503		Anadarko Petroleum Corp.	1,337,666	0.2
99,588		Chevron Corp.	10,390,016	1.2
65,233		ConocoPhillips	2,867,643	0.3
30,372		EOG Resources, Inc.	2,749,273	0.3
223,382		Exxon Mobil Corp.	18,033,629	2.0
45,574		Halliburton Co.	1,946,465	0.2
101,310		Kinder Morgan, Inc.	1,941,100	0.2
40,216		Occidental Petroleum Corp.	2,407,732	0.3
22,956		Phillips 66	1,898,232	0.2
8,898		Pioneer Natural Resources Co.	1,419,943	0.2
73,242		Schlumberger Ltd.	4,822,253	0.5
23,532		Valero Energy Corp.	1,587,469	0.2
			51,401,421	5.8

		Financials: 14.7%
20,448		Aflac, Inc.	1,588,401	0.2
48,597		American International Group, Inc.	3,038,284	0.4
19,168		Allstate Corp.	1,695,218	0.2
39,086		American Express Co.	3,292,605	0.4
13,704		Aon PLC	1,821,947	0.2
524,715		Bank of America Corp.	12,729,586	1.4
53,091		Bank of New York Mellon Corp.	2,708,703	0.3
42,659		BB&T Corp.	1,937,145	0.2
101,354	@	Berkshire Hathaway, Inc. – Class B	17,166,327	1.9
6,549		Blackrock, Inc.	2,766,363	0.3
25,320		Capital One Financial Corp.	2,091,938	0.2
62,385		Charles Schwab Corp.	2,680,060	0.3
24,493		Chubb Ltd.	3,560,792	0.4
145,141		Citigroup, Inc.	9,707,030	1.1
17,842		CME Group, Inc.	2,234,532	0.3
17,593		Franklin Resources, Inc.	787,991	0.1
19,332		Goldman Sachs Group, Inc.	4,289,771	0.5
30,786		Intercontinental Exchange, Inc.	2,029,413	0.2
186,323		JPMorgan Chase & Co.	17,029,922	1.9
27,068		Marsh & McLennan Cos., Inc.	2,110,221	0.2
48,224		Metlife, Inc.	2,649,427	0.3
69,528		Morgan Stanley	3,098,168	0.4
25,482		PNC Financial Services Group, Inc.	3,181,937	0.4
22,581		Prudential Financial, Inc.	2,441,909	0.3
13,575		S&P Global, Inc.	1,981,814	0.2
19,710		State Street Corp.	1,768,578	0.2
14,701		Travelers Cos., Inc.	1,860,118	0.2
83,372		US Bancorp	4,328,674	0.5
236,645		Wells Fargo & Co.	13,112,499	1.5
			129,689,373	14.7

		Health Care: 15.2%
89,079		Abbott Laboratories	4,330,130	0.5
83,908		AbbVie, Inc.	6,084,169	0.7
17,067		Aetna, Inc.	2,591,283	0.3

See Accompanying Notes to Financial Statements

48

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
11,454	@	Alexion Pharmaceuticals, Inc.	1,393,608	0.2
17,686		Allergan plc	4,299,290	0.5
38,749		Amgen, Inc.	6,673,740	0.8
13,969		Anthem, Inc.	2,627,988	0.3
26,241		Baxter International, Inc.	1,588,630	0.2
11,768		Becton Dickinson & Co.	2,296,055	0.3
11,167	@	Biogen, Inc.	3,030,277	0.3
72,018	@	Boston Scientific Corp.	1,996,339	0.2
86,777		Bristol-Myers Squibb Co.	4,835,215	0.5
40,808	@	Celgene Corp.	5,299,735	0.6
13,054		Cigna Corp.	2,185,109	0.2
32,277		Danaher Corp.	2,723,856	0.3
51,448		Eli Lilly & Co.	4,234,170	0.5
31,601	@	Express Scripts Holding Co.	2,017,408	0.2
68,508		Gilead Sciences, Inc.	4,848,996	0.6
15,573	@	HCA Healthcare, Inc.	1,357,966	0.2
7,589		Humana, Inc.	1,826,065	0.2
1,922	@	Intuitive Surgical, Inc.	1,797,781	0.2
142,081		Johnson & Johnson	18,795,896	2.1
11,157		McKesson Corp.	1,835,773	0.2
72,199		Medtronic PLC	6,407,661	0.7
144,245		Merck & Co., Inc.	9,244,662	1.0
311,663		Pfizer, Inc.	10,468,760	1.2
4,123	@	Regeneron Pharmaceuticals, Inc.	2,024,970	0.2
17,898		Stryker Corp.	2,483,884	0.3
20,541		Thermo Fisher Scientific, Inc.	3,583,788	0.4
50,509		UnitedHealth Group, Inc.	9,365,379	1.1
13,086	@	Vertex Pharmaceuticals, Inc.	1,686,393	0.2
			133,934,976	15.2

		Industrials: 9.1%
30,547		3M Co.	6,359,580	0.7
29,958		Boeing Co.	5,924,195	0.7
29,914		Caterpillar, Inc.	3,214,558	0.4
46,345		CSX Corp.	2,528,583	0.3
16,751		Deere & Co.	2,070,256	0.2
35,573		Delta Air Lines, Inc.	1,911,693	0.2
23,517		Eaton Corp. PLC	1,830,328	0.2
33,827		Emerson Electric Co.	2,016,766	0.2
13,036		FedEx Corp.	2,833,114	0.3
13,673		General Dynamics Corp.	2,708,621	0.3
457,938		General Electric Co.	12,368,905	1.4
40,108		Honeywell International, Inc.	5,345,995	0.6
16,035		Illinois Tool Works, Inc.	2,297,014	0.3
49,300		Johnson Controls International plc	2,137,648	0.2
13,194		Lockheed Martin Corp.	3,662,786	0.4
15,237		Norfolk Southern Corp.	1,854,343	0.2
8,494		Northrop Grumman Corp.	2,180,495	0.3
15,328		Raytheon Co.	2,475,165	0.3
29,558		Southwest Airlines Co.	1,836,734	0.2
42,560		Union Pacific Corp.	4,635,210	0.5
36,333		United Parcel Service, Inc. - Class B	4,018,067	0.5
39,306		United Technologies Corp.	4,799,656	0.5
23,281		Waste Management, Inc.	1,707,661	0.2
			80,717,373	9.1

		Information Technology: 24.3%
32,659		Accenture PLC	4,039,265	0.5
38,946		Activision Blizzard, Inc.	2,242,121	0.2
26,014	@	Adobe Systems, Inc.	3,679,420	0.4
15,682	@	Alphabet, Inc. - Class A	14,579,242	1.6
15,930	@	Alphabet, Inc. - Class C	14,476,069	1.6
274,900		Apple, Inc.	39,591,098	4.5
56,843		Applied Materials, Inc.	2,348,184	0.3
23,572		Automatic Data Processing, Inc.	2,415,187	0.3
21,015		Broadcom Ltd.	4,897,546	0.5
264,077		Cisco Systems, Inc.	8,265,610	0.9
30,792		Cognizant Technology Solutions Corp.	2,044,589	0.2
47,681		Corning, Inc.	1,432,814	0.2
53,313	@	eBay, Inc.	1,861,690	0.2
15,785	@	Electronic Arts, Inc.	1,668,790	0.2
122,968	@	Facebook, Inc.	18,565,709	2.1
87,284		Hewlett Packard Enterprise Co.	1,448,042	0.2
89,225		HP, Inc.	1,559,653	0.2
45,264		International Business Machines Corp.	6,962,961	0.8
248,349		Intel Corp.	8,379,295	0.9
12,800		Intuit, Inc.	1,699,968	0.2
49,622		Mastercard, Inc. - Class A	6,026,592	0.7
55,089	@	Micron Technology, Inc.	1,644,958	0.2
395,167		Microsoft Corp.	27,238,861	3.1
29,943		Nvidia Corp.	4,328,560	0.5
17,533	@	NXP Semiconductor NV - NXPI - US	1,918,987	0.2
151,466		Oracle Corp.	7,594,505	0.9
59,620	@	PayPal Holdings, Inc.	3,199,805	0.4
77,855		Qualcomm, Inc.	4,299,153	0.5
35,601	@	Salesforce.com, Inc.	3,083,047	0.3
52,570		Texas Instruments, Inc.	4,044,210	0.5
97,342		Visa, Inc. - Class A	9,128,733	1.0
3,748	@,L	VMware, Inc.	327,688	0.0
			214,992,352	24.3

		Materials: 2.3%
11,253		Air Products & Chemicals, Inc.	1,609,854	0.2
64,304		Dow Chemical Co.	4,055,653	0.4
13,512		Ecolab, Inc.	1,793,718	0.2
45,728		Du Pont E I de Nemours & Co.	3,690,707	0.4
17,380		LyondellBasell Industries NV - Class A	1,466,698	0.2
23,089		Monsanto Co.	2,732,814	0.3
13,490		PPG Industries, Inc.	1,483,360	0.2
15,036		Praxair, Inc.	1,993,022	0.2
4,313		Sherwin-Williams Co.	1,513,691	0.2
			20,339,517	2.3

		Real Estate: 1.4%
22,235		American Tower Corp.	2,942,135	0.3
19,237		Crown Castle International Corp.	1,927,163	0.2
4,089		Equinix, Inc.	1,754,835	0.2
18,754		Equity Residential	1,234,576	0.2
7,784		Public Storage, Inc.	1,623,197	0.2

See Accompanying Notes to Financial Statements

49

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
16,360		Simon Property Group, Inc.	2,646,394	0.3
			12,128,300	1.4

		Telecommunication Services: 2.6%
324,133		AT&T, Inc.	12,229,538	1.4
33,044	@	Sprint Corp.	271,291	0.0
15,463	@	T-Mobile US, Inc.	937,367	0.1
215,169		Verizon Communications, Inc.	9,609,448	1.1
			23,047,644	2.6

		Utilities: 1.9%
25,938		American Electric Power Co., Inc.	1,801,913	0.2
33,070		Dominion Resources, Inc.	2,534,154	0.3
36,903		Duke Energy Corp.	3,084,722	0.3
48,737		Exelon Corp.	1,757,943	0.2
24,634		NextEra Energy, Inc.	3,451,962	0.4
26,929		PG&E Corp.	1,787,278	0.2
52,453		Southern Co.	2,511,450	0.3
			16,929,422	1.9

	Total Common Stock
	(Cost $350,442,845)		874,971,062	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Securities Lending Collateralcc: 0.3%
75,681	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $75,688, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $77,195, due 07/28/17-09/09/49)	75,681	0.0
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,000,095, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 07/15/17-05/20/67)	1,000,000	0.1
585,675	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $585,730, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $597,388, due 07/13/17-12/01/51)	585,675	0.1
92,120	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $92,128, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $93,963, due 07/15/17-01/15/37)	92,120	0.0
45,245	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $45,250, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $46,150, due 07/07/17-01/15/30)	45,245	0.0
1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,000,107, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,019,997, due 01/15/19-02/15/46)	1,000,000	0.1
		2,798,721	0.3

See Accompanying Notes to Financial Statements

50

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
7,878,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $7,878,000)	7,878,000	0.9

	Total Short-Term Investments
	(Cost $10,676,721)	10,676,721	1.2

	Total Investments in Securities (Cost $361,119,566)	$885,647,783	100.2
	Liabilities in Excess of Other Assets	(2,140,309)	(0.2)
	Net Assets	$883,507,474	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $364,983,779.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$528,182,460
Gross Unrealized Depreciation	(7,518,456)

Net Unrealized Appreciation	$520,664,004

See Accompanying Notes to Financial Statements

51

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 4.4%
21,582		Carnival Corp.	1,415,132	0.3
3,435	@	Charter Communications, Inc.	1,157,080	0.3
18,737		Comcast Corp. – Class A	729,244	0.2
2,679	@	Dish Network Corp. - Class A	168,134	0.0
206,548		Ford Motor Co.	2,311,272	0.5
72,661		General Motors Co.	2,538,049	0.6
29,288		Target Corp.	1,531,469	0.4
41,143		Time Warner, Inc.	4,131,168	1.0
52,455		Twenty-First Century Fox, Inc. - Class A	1,486,575	0.3
22,044		Twenty-First Century Fox, Inc. - Class B	614,366	0.1
26,324		Walt Disney Co.	2,796,925	0.7
			18,879,414	4.4

		Consumer Staples: 11.4%
29,503		Archer-Daniels-Midland Co.	1,220,834	0.3
51,368		Coca-Cola Co.	2,303,855	0.5
38,444		Colgate-Palmolive Co.	2,849,854	0.7
54,009		CVS Health Corp.	4,345,564	1.0
8,830		General Mills, Inc.	489,182	0.1
2,781		Kimberly-Clark Corp.	359,055	0.1
31,868		Kraft Heinz Co.	2,729,176	0.6
22,130		Kroger Co.	516,072	0.1
77,790		Mondelez International, Inc.	3,359,750	0.8
9,854		PepsiCo, Inc.	1,138,038	0.3
74,930		Philip Morris International, Inc.	8,800,528	2.0
128,919		Procter & Gamble Co.	11,235,291	2.6
16,859		Reynolds American, Inc.	1,096,509	0.3
40,409		Walgreens Boots Alliance, Inc.	3,164,429	0.7
77,306		Wal-Mart Stores, Inc.	5,850,518	1.3
			49,458,655	11.4

		Energy: 11.6%
29,717		Anadarko Petroleum Corp.	1,347,369	0.3
100,292		Chevron Corp.	10,463,464	2.4
65,682		ConocoPhillips	2,887,381	0.7
27,709		EOG Resources, Inc.	2,508,219	0.6
224,959		Exxon Mobil Corp.	18,160,940	4.2
14,868		Halliburton Co.	635,012	0.1
102,036		Kinder Morgan, Inc.	1,955,010	0.5
40,505		Occidental Petroleum Corp.	2,425,034	0.6
23,121		Phillips 66	1,911,876	0.4
8,962		Pioneer Natural Resources Co.	1,430,156	0.3
73,762		Schlumberger Ltd.	4,856,490	1.1
23,692		Valero Energy Corp.	1,598,262	0.4
			50,179,213	11.6

		Financials: 27.8%
20,588		Aflac, Inc.	1,599,276	0.4
43,011		American International Group, Inc.	2,689,048	0.6
13,957		Allstate Corp.	1,234,357	0.3
39,367		American Express Co.	3,316,276	0.8
528,409		Bank of America Corp.	12,819,202	3.0
53,468		Bank of New York Mellon Corp.	2,727,937	0.6
42,957		BB&T Corp.	1,950,677	0.5
102,070	@	Berkshire Hathaway, Inc. – Class B	17,287,596	4.0
6,595		Blackrock, Inc.	2,785,794	0.6
23,894		Capital One Financial Corp.	1,974,122	0.5
12,877		Charles Schwab Corp.	553,196	0.1
24,666		Chubb Ltd.	3,585,943	0.8
146,159		Citigroup, Inc.	9,775,114	2.3
17,968		CME Group, Inc.	2,250,312	0.5
17,725		Franklin Resources, Inc.	793,903	0.2
19,469		Goldman Sachs Group, Inc.	4,320,171	1.0
16,209		Intercontinental Exchange, Inc.	1,068,497	0.2
187,641		JPMorgan Chase & Co.	17,150,388	4.0
48,555		Metlife, Inc.	2,667,612	0.6
70,016		Morgan Stanley	3,119,913	0.7
25,663		PNC Financial Services Group, Inc.	3,204,539	0.7
22,743		Prudential Financial, Inc.	2,459,428	0.6
18,836		State Street Corp.	1,690,154	0.4
14,805		Travelers Cos., Inc.	1,873,277	0.4
83,955		US Bancorp	4,358,944	1.0
238,318		Wells Fargo & Co.	13,205,200	3.0
			120,460,876	27.8

		Health Care: 17.3%
89,717		Abbott Laboratories	4,361,143	1.0
11,651		Aetna, Inc.	1,768,971	0.4
2,226	@	Alexion Pharmaceuticals, Inc.	270,838	0.1
17,810		Allergan plc	4,329,433	1.0
27,786		Amgen, Inc.	4,785,583	1.1
14,069		Anthem, Inc.	2,646,801	0.6
23,960		Baxter International, Inc.	1,450,539	0.3
676	@	Biogen, Inc.	183,439	0.1
44,389		Bristol-Myers Squibb Co.	2,473,355	0.6
1,631		Cigna Corp.	273,013	0.1
32,501		Danaher Corp.	2,742,759	0.6
29,665	@	Express Scripts Holding Co.	1,893,814	0.4
19,663		Gilead Sciences, Inc.	1,391,747	0.3
14,571	@	HCA Healthcare, Inc.	1,270,591	0.3
451		Humana, Inc.	108,520	0.0
121,194		Johnson & Johnson	16,032,754	3.7
10,068		McKesson Corp.	1,656,589	0.4
67,395		Medtronic PLC	5,981,306	1.4
137,278		Merck & Co., Inc.	8,798,147	2.0
313,846		Pfizer, Inc.	10,542,087	2.4
11,357		Thermo Fisher Scientific, Inc.	1,981,456	0.5
			74,942,885	17.3

		Industrials: 7.3%
2,831		Caterpillar, Inc.	304,219	0.1
4,764		CSX Corp.	259,924	0.0
35,824		Delta Air Lines, Inc.	1,925,182	0.4

See Accompanying Notes to Financial Statements

52

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
23,683	Eaton Corp. PLC	1,843,248	0.4
29,225	Emerson Electric Co.	1,742,395	0.4
8,138	General Dynamics Corp.	1,612,138	0.4
380,938	General Electric Co.	10,289,135	2.4
16,802	Honeywell International, Inc.	2,239,539	0.5
49,642	Johnson Controls International plc	2,152,477	0.5
1,329	Lockheed Martin Corp.	368,944	0.1
15,346	Norfolk Southern Corp.	1,867,608	0.4
9,709	Raytheon Co.	1,567,809	0.4
3,987	Union Pacific Corp.	434,224	0.1
39,585	United Technologies Corp.	4,833,724	1.1
4,077	Waste Management, Inc.	299,048	0.1
		31,739,614	7.3

	Information Technology: 8.7%
265,947	Cisco Systems, Inc.	8,324,141	1.9
45,242	Corning, Inc.	1,359,522	0.3
53,683	@ eBay, Inc.	1,874,610	0.4
87,908	Hewlett Packard Enterprise Co.	1,458,394	0.3
89,844	HP, Inc.	1,570,473	0.4
14,266	International Business Machines Corp.	2,194,539	0.5
250,094	Intel Corp.	8,438,171	2.0
13,538	@ Micron Technology, Inc.	404,245	0.1
7,666	@ NXP Semiconductor NV - NXPI - US	839,044	0.2
140,186	Oracle Corp.	7,028,926	1.6
78,408	Qualcomm, Inc.	4,329,690	1.0
		37,821,755	8.7

	Materials: 1.6%
11,333	Air Products & Chemicals, Inc.	1,621,299	0.4
64,759	Dow Chemical Co.	4,084,350	0.9
9,870	LyondellBasell Industries NV - Class A	832,929	0.2
950	PPG Industries, Inc.	104,462	0.0
1,846	Praxair, Inc.	244,688	0.1
		6,887,728	1.6

	Real Estate: 0.4%
18,890	Equity Residential	1,243,529	0.3
1,550	Simon Property Group, Inc.	250,728	0.1
		1,494,257	0.4

	Telecommunication Services: 4.1%
326,417	AT&T, Inc.	12,315,713	2.8
33,338	@ Sprint Corp.	273,705	0.1
5,967	@ T-Mobile US, Inc.	361,720	0.1
108,343	Verizon Communications, Inc.	4,838,598	1.1
		17,789,736	4.1

	Utilities: 3.9%
26,122	American Electric Power Co., Inc.	1,814,695	0.4
33,297	Dominion Resources, Inc.	2,551,549	0.6
37,163	Duke Energy Corp.	3,106,455	0.7
49,079	Exelon Corp.	1,770,280	0.4
24,808	NextEra Energy, Inc.	3,476,345	0.8
27,117	PG&E Corp.	1,799,755	0.4
52,826	Southern Co.	2,529,309	0.6
		17,048,388	3.9

	Total Common Stock
	(Cost $333,074,983)	426,702,521	98.5

SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
5,065,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $5,065,000)	5,065,000	1.2

	Total Short-Term Investments
	(Cost $5,065,000)	5,065,000	1.2

	Total Investments in Securities (Cost $338,139,983)	$431,767,521	99.7
	Assets in Excess of Other Liabilities	1,253,415	0.3
	Net Assets	$433,020,936	100.0

††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.

Cost for federal income tax purposes is $341,560,696.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$100,062,875
Gross Unrealized Depreciation	(9,856,050)

Net Unrealized Appreciation	$90,206,825

See Accompanying Notes to Financial Statements

53

Voya Russell™Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 18.1%
2,002		Advance Auto Parts, Inc.	233,413	0.1
5,649	@	AMC Networks, Inc.	301,713	0.1
10,866		Aramark	445,289	0.2
2,558	@	Autozone, Inc.	1,459,237	0.5
2,295		BorgWarner, Inc.	97,216	0.0
5,325	@	Bright Horizons Family Solutions, Inc.	411,143	0.1
7,630		Brunswick Corp.	478,630	0.2
4,169	@	Burlington Stores, Inc.	383,506	0.1
495		Cable One, Inc.	351,895	0.1
19,463	@,L	Carmax, Inc.	1,227,337	0.4
5,036		Carter's, Inc.	447,952	0.2
2,665	@	Chipotle Mexican Grill, Inc.	1,108,906	0.4
3,514		Choice Hotels International, Inc.	225,775	0.1
5,019		Coach, Inc.	237,599	0.1
13,127		Darden Restaurants, Inc.	1,187,206	0.4
28,234		Delphi Automotive PLC	2,474,710	0.8
7,151		Dick's Sporting Goods, Inc.	284,824	0.1
11,095		Dollar General Corp.	799,839	0.3
22,999	@	Dollar Tree, Inc.	1,608,090	0.5
5,052		Domino's Pizza, Inc.	1,068,650	0.4
19,750		D.R. Horton, Inc.	682,758	0.2
9,701		Dunkin' Brands Group, Inc.	534,719	0.2
12,791		Expedia, Inc.	1,905,219	0.6
9,792		Extended Stay America, Inc.	189,573	0.1
1,075	@	Floor & Decor Holdings, Inc.	42,205	0.0
966		Foot Locker, Inc.	47,604	0.0
1,271		Gap, Inc.	27,949	0.0
19,195		Gentex Corp.	364,129	0.1
5,695		Genuine Parts Co.	528,268	0.2
3,355		H&R Block, Inc.	103,703	0.0
38,245	L	Hanesbrands, Inc.	885,754	0.3
13,444		Harley-Davidson, Inc.	726,245	0.2
9,057		Hasbro, Inc.	1,009,946	0.3
6,239	@	Hilton Grand Vacations, Inc.	224,978	0.1
17,873		Hilton Worldwide Holdings, Inc.	1,105,445	0.4
35,113		Interpublic Group of Cos., Inc.	863,780	0.3
13,499	@	Kate Spade & Co.	249,597	0.1
4,049		L Brands, Inc.	218,201	0.1
6,003		Lear Corp.	852,906	0.3
11,177		Leggett & Platt, Inc.	587,128	0.2
1,062	@	Liberty Expedia Holdings, Inc.	57,369	0.0
24,482	@	Liberty Interactive Corp. QVC Group	600,788	0.2
3,541	L	Lions Gate Entertainment Corp. - A	99,927	0.0
6,711	@	Lions Gate Entertainment Corp. - B	176,365	0.1
14,108	@	Live Nation Entertainment, Inc.	491,664	0.2
4,594	@	LKQ Corp.	151,372	0.1
10,195	@	Lululemon Athletica, Inc.	608,336	0.2
161	@	Madison Square Garden Co.	31,701	0.0
6,873		Mattel, Inc.	147,976	0.1
3,899		MGM Resorts International	122,000	0.0
1,201	@	Michael Kors Holdings Ltd.	43,536	0.0
9,366	@	Michaels Cos, Inc.	173,458	0.1
411	@	Mohawk Industries, Inc.	99,335	0.0
12,311	L	Nordstrom, Inc.	588,835	0.2
350	@	NVR, Inc.	843,714	0.3
24,365		Omnicom Group	2,019,859	0.7
9,422	@	O'Reilly Automotive, Inc.	2,060,968	0.7
2,231	@	Panera Bread Co.	701,962	0.2
6,204	L	Polaris Industries, Inc.	572,195	0.2
4,229		Pool Corp.	497,204	0.2
8,622		Pulte Group, Inc.	211,498	0.1
3,138	L	Regal Entertainment Group	64,203	0.0
40,488		Ross Stores, Inc.	2,337,372	0.8
5,005	@	Sally Beauty Holdings, Inc.	101,351	0.0
4,982		Scripps Networks Interactive - Class A	340,320	0.1
19,140		Service Corp. International	640,233	0.2
14,151	@	ServiceMaster Global Holdings, Inc.	554,578	0.2
147,301	L	Sirius XM Holdings, Inc.	805,736	0.3
7,500		Six Flags Entertainment Corp.	447,075	0.2
5,951	@	Skechers USA, Inc.	175,555	0.1
1,881	@,L	Tempur Sealy International, Inc.	100,427	0.0
5,198		Thor Industries, Inc.	543,295	0.2
7,478		Toll Brothers, Inc.	295,456	0.1
13,554		Tractor Supply Co.	734,762	0.2
5,464	@	TripAdvisor, Inc.	208,725	0.1
5,334		Tupperware Brands Corp.	374,607	0.1
6,226	@	Ulta Beauty, Inc.	1,788,979	0.6
14,112	@,L	Under Armour, Inc. - Class A	307,077	0.1
14,322	@,L	Under Armour, Inc. - Class C	288,732	0.1
4,175		Vail Resorts, Inc.	846,815	0.3
25,903		VF Corp.	1,492,013	0.5
3,354	@	Visteon Corp.	342,309	0.1
4,041	@,L	Wayfair, Inc.	310,672	0.1
19,419		Wendy's Company	301,189	0.1
610		Whirlpool Corp.	116,888	0.0
1,776		Williams-Sonoma, Inc.	86,136	0.0
10,765		Wyndham Worldwide Corp.	1,080,914	0.4
8,420		Wynn Resorts Ltd.	1,129,290	0.4
33,598	@	Yum China Holdings, Inc.	1,324,769	0.4
			53,422,577	18.1

		Consumer Staples: 4.5%
9,843	@	Blue Buffalo Pet Products, Inc.	224,519	0.1

See Accompanying Notes to Financial Statements

54

Voya Russell™Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
5,380		Brown-Forman Corp. - Class A	265,234	0.1
17,536		Brown-Forman Corp. - Class B	852,250	0.3
12,363		Campbell Soup Co.	644,730	0.2
26,246		Church & Dwight Co., Inc.	1,361,642	0.5
11,593		Clorox Co.	1,544,651	0.5
19,323		Dr Pepper Snapple Group, Inc.	1,760,519	0.6
6,448		Energizer Holdings, Inc.	309,633	0.1
7,225	@,L	Herbalife Ltd.	515,359	0.2
13,165		Hershey Co.	1,413,526	0.5
24,113		Kellogg Co.	1,674,889	0.6
3,561		Lamb Weston Holdings, Inc.	156,826	0.1
11,968		McCormick & Co., Inc.	1,167,000	0.4
1,474		Nu Skin Enterprises, Inc.	92,626	0.0
4,963	@	Pilgrim's Pride Corp.	108,789	0.0
51,604	@	Rite Aid Corp.	152,232	0.0
2,578	L	Spectrum Brands Holdings, Inc.	322,353	0.1
14,153	@	Sprouts Farmers Market, Inc.	320,849	0.1
1,739	@,L	TreeHouse Foods, Inc.	142,059	0.0
4,935		Whole Foods Market, Inc.	207,813	0.1
			13,237,499	4.5

		Energy: 2.3%
11,978	@,L	Antero Resources Corp.	258,845	0.1
2,088		Apache Corp.	100,078	0.0
34,204		Cabot Oil & Gas Corp.	857,836	0.3
14,223	@	Cheniere Energy, Inc.	692,802	0.2
6,485	@,L	Chesapeake Energy Corp.	32,231	0.0
9,214		Cimarex Energy Co.	866,208	0.3
4,034	@	Continental Resources, Inc.	130,419	0.1
3,987		Devon Energy Corp.	127,464	0.0
2,345	@	Diamondback Energy, Inc.	208,259	0.1
1,653	@	Gulfport Energy Corp.	24,382	0.0
17,085	@	Laredo Petroleum, Inc.	179,734	0.1
20,958	@	Newfield Exploration Co.	596,465	0.2
22,101		Oneok, Inc.	1,152,788	0.4
16,034	@	Parsley Energy, Inc.	444,944	0.2
9,137	@	Rice Energy, Inc.	243,318	0.1
5,613	L	RPC, Inc.	113,439	0.0
6,962	@	RSP Permian, Inc.	224,664	0.1
12,736		Williams Cos., Inc.	385,646	0.1
			6,639,522	2.3

		Financials: 6.8%
14,451		Ameriprise Financial, Inc.	1,839,468	0.6
1,627	@	Arch Capital Group Ltd.	151,783	0.1
12,856		Arthur J. Gallagher & Co.	736,006	0.3
1,959		Aspen Insurance Holdings Ltd.	97,656	0.0
1,173		Assurant, Inc.	121,628	0.0
5,542		Bank of the Ozarks, Inc.	259,754	0.1
6,139		BGC Partners, Inc.	77,597	0.0
11,624		CBOE Holdings, Inc.	1,062,434	0.4
1,065	@,L	Credit Acceptance Corp.	273,854	0.1
927		East West Bancorp, Inc.	54,304	0.0
11,648		Eaton Vance Corp.	551,183	0.2
1,908		Erie Indemnity Co.	238,634	0.1
4,062		Factset Research Systems, Inc.	675,023	0.2
2,729		Federated Investors, Inc.	77,094	0.0
13,241		First Republic Bank	1,325,424	0.4
6,220		Invesco Ltd.	218,882	0.1
11,373		Lazard Ltd.	526,911	0.2
2,138		Legg Mason, Inc.	81,586	0.0
8,081		Leucadia National Corp.	211,399	0.1
9,293		LPL Financial Holdings, Inc.	394,581	0.1
3,863		MarketAxess Holdings, Inc.	776,849	0.3
17,525		Moody's Corp.	2,132,442	0.7
1,875		Morningstar, Inc.	146,888	0.1
9,363		MSCI, Inc. - Class A	964,295	0.3
2,374		Pinnacle Financial Partners, Inc.	149,087	0.1
61,112		Progressive Corp.	2,694,428	0.9
3,507		Raymond James Financial, Inc.	281,332	0.1
304		RenaissanceRe Holdings Ltd.	42,271	0.0
14,104		SEI Investments Co.	758,513	0.3
3,359	@	Signature Bank	482,117	0.2
4,089	@	SVB Financial Group	718,805	0.2
3,847		T. Rowe Price Group, Inc.	285,486	0.1
23,828		TD Ameritrade Holding Corp.	1,024,366	0.3
1,135	**	Voya Financial, Inc.	41,870	0.0
5,797	@	Western Alliance Bancorp.	285,212	0.1
8,544		XL Group Ltd.	374,227	0.1
			20,133,389	6.8

		Health Care: 15.1%
4,264	@	Abiomed, Inc.	611,031	0.2
10,166	@,L	Acadia Pharmaceuticals, Inc.	283,530	0.1
8,265		Agilent Technologies, Inc.	490,197	0.2
4,042	@	Agios Pharmaceuticals, Inc.	207,961	0.1
8,956	@	Akorn, Inc.	300,384	0.1
8,372	@	Align Technology, Inc.	1,256,805	0.4
16,036	@	Alkermes PLC	929,607	0.3
6,887	@	Alnylam Pharmaceuticals, Inc.	549,307	0.2
16,749		AmerisourceBergen Corp.	1,583,283	0.5
4,155	@,L	athenahealth, Inc.	583,985	0.2
18,384	@	BioMarin Pharmaceutical, Inc.	1,669,635	0.6
3,892		Bio-Techne Corp.	457,310	0.2
11,410	@	Bioverativ, Inc.	686,540	0.2
4,000		Bruker Corp.	115,360	0.0
2,258	@	Centene Corp.	180,369	0.1
30,339	@	Cerner Corp.	2,016,633	0.7
4,960	@	Charles River Laboratories International, Inc.	501,704	0.2
3,958		Cooper Cos., Inc.	947,624	0.3
7,649		CR Bard, Inc.	2,417,925	0.8
9,008	@	DexCom, Inc.	658,935	0.2

See Accompanying Notes to Financial Statements

55

Voya Russell™Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
22,035	@	Edwards Lifesciences Corp.	2,605,418	0.9
30,421	@	Exelixis, Inc.	749,269	0.3
8,333	@	Henry Schein, Inc.	1,525,106	0.5
6,480		Hill-Rom Holdings, Inc.	515,873	0.2
16,682	@	Hologic, Inc.	757,029	0.3
9,193	@	Idexx Laboratories, Inc.	1,483,934	0.5
15,362	@	Illumina, Inc.	2,665,614	0.9
17,755	@	Incyte Corp., Ltd.	2,235,532	0.8
1,884	@,L	Intercept Pharmaceuticals, Inc.	228,096	0.1
4,129	@,L	Intrexon Corp.	99,468	0.0
13,001	@,L	Ionis Pharmaceuticals, Inc.	661,361	0.2
653	@	LifePoint Health, Inc.	43,849	0.0
2,670	@	Mettler Toledo International, Inc.	1,571,402	0.5
9,200	@	Neurocrine Biosciences, Inc.	423,200	0.1
3,848	@,L	Opko Health, Inc.	25,320	0.0
3,557	@	Patheon NV	124,068	0.0
838		Patterson Cos., Inc.	39,344	0.0
2,191		PerkinElmer, Inc.	149,295	0.0
1,549	@	Premier, Inc.	55,764	0.0
7,948		QIAGEN NV	266,496	0.1
8,743	@	Quintiles IMS Holdings, Inc.	782,499	0.3
14,700		Resmed, Inc.	1,144,689	0.4
10,076	@	Seattle Genetics, Inc.	521,332	0.2
773		Teleflex, Inc.	160,599	0.1
3,908	@,L	Tesaro, Inc.	546,573	0.2
9,690	@	Varian Medical Systems, Inc.	999,911	0.3
8,241	@	VCA, Inc.	760,727	0.3
11,283	@	Veeva Systems, Inc.	691,761	0.2
8,032	@	Waters Corp.	1,476,603	0.5
4,315	@	WellCare Health Plans, Inc.	774,801	0.3
7,712		West Pharmaceutical Services, Inc.	728,938	0.2
51,865		Zoetis, Inc.	3,235,339	1.1
			44,497,335	15.1

		Industrials: 16.5%
3,157		Acuity Brands, Inc.	641,755	0.2
621		Air Lease Corp.	23,201	0.0
10,435		Alaska Air Group, Inc.	936,646	0.3
10,044		Allegion Public Ltd.	814,769	0.3
14,063		Allison Transmission Holdings, Inc.	527,503	0.2
20,303		American Airlines Group, Inc.	1,021,647	0.3
3,925		Ametek, Inc.	237,737	0.1
15,153		AO Smith Corp.	853,568	0.3
4,644	@	Armstrong World Industries, Inc.	213,624	0.1
9,874		BWX Technologies, Inc.	481,357	0.2
14,771		CH Robinson Worldwide, Inc.	1,014,472	0.3
9,058		Cintas Corp.	1,141,670	0.4
3,879	@	Clean Harbors, Inc.	216,565	0.1
239		Copa Holdings S.A.	27,963	0.0
20,914	@	Copart, Inc.	664,856	0.2
5,396		Cummins, Inc.	875,339	0.3
12,861		Donaldson Co., Inc.	585,690	0.2
1,747		Dover Corp.	140,144	0.0
1,538		Dun & Bradstreet Corp.	166,335	0.1
12,552		Equifax, Inc.	1,724,896	0.6
13,335		Expeditors International Washington, Inc.	753,161	0.3
30,474		Fastenal Co.	1,326,533	0.5
29,295		Fortive Corp.	1,855,838	0.6
15,057		Fortune Brands Home & Security, Inc.	982,319	0.3
4,373	@	Gardner Denver Holdings, Inc.	94,501	0.0
5,803		Graco, Inc.	634,152	0.2
21,275	@	HD Supply Holdings, Inc.	651,653	0.2
2,578		Heico Corp.	185,204	0.1
5,077		Heico Corp. - Class A	315,028	0.1
6,356		Hexcel Corp.	335,533	0.1
3,690		Hubbell, Inc.	417,597	0.1
3,985		Huntington Ingalls Industries, Inc.	741,848	0.3
7,486		IDEX Corp.	845,993	0.3
23,505	@	IHS Markit Ltd.	1,035,160	0.4
13,538		Ingersoll-Rand PLC - Class A	1,237,238	0.4
9,120		JB Hunt Transport Services, Inc.	833,386	0.3
14,438		KAR Auction Services, Inc.	605,963	0.2
4,397		Landstar System, Inc.	376,383	0.1
3,786		Lennox International, Inc.	695,261	0.2
6,190		Lincoln Electric Holdings, Inc.	570,037	0.2
21,839		Masco Corp.	834,468	0.3
5,963	@	Middleby Corp.	724,564	0.2
1,898		MSC Industrial Direct Co.	163,152	0.1
6,056		Nordson Corp.	734,714	0.2
4,007		Old Dominion Freight Line	381,627	0.1
12,062		Parker Hannifin Corp.	1,927,749	0.7
3,965	@	Quanta Services, Inc.	130,528	0.0
12,986		Robert Half International, Inc.	622,419	0.2
13,537		Rockwell Automation, Inc.	2,192,453	0.7
17,102		Rockwell Collins, Inc.	1,797,078	0.6
10,071		Rollins, Inc.	409,990	0.1
10,029		Roper Technologies, Inc.	2,322,014	0.8
9,036	@,L	Sensata Technologies Holdings N.V.	386,018	0.1
800		Snap-On, Inc.	126,400	0.0
1,646		Stanley Black & Decker, Inc.	231,642	0.1
11,105		Toro Co.	769,465	0.3
5,098		TransDigm Group, Inc.	1,370,699	0.5
13,428	@	TransUnion	581,567	0.2
8,895	@	United Rentals, Inc.	1,002,555	0.3
10,900	@	Univar, Inc.	318,280	0.1
15,966	@	Verisk Analytics, Inc.	1,347,051	0.5
5,330	@	WABCO Holdings, Inc.	679,628	0.2
2,890	L	Wabtec Corp.	264,435	0.1
3,186		Watsco, Inc.	491,281	0.2
13,543	@	Welbilt, Inc.	255,286	0.1
5,224		WW Grainger, Inc.	943,089	0.3
8,560	@	XPO Logistics, Inc.	553,233	0.2

See Accompanying Notes to Financial Statements

56

Voya Russell™Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
9,844		Xylem, Inc.	545,653	0.2
			48,909,563	16.5

		Information Technology: 26.3%
86,873	@	Advanced Micro Devices, Inc.	1,084,175	0.4
5,115		Alliance Data Systems Corp.	1,312,969	0.4
31,505		Amphenol Corp.	2,325,699	0.8
38,144		Analog Devices, Inc.	2,967,603	1.0
8,991	@	ANSYS, Inc.	1,094,025	0.4
5,573	@	Arista Networks, Inc.	834,780	0.3
7,700	@	Atlassian Corp. PLC	270,886	0.1
17,901	@	Autodesk, Inc.	1,804,779	0.6
3,032	@,L	Black Knight Financial Services, Inc.	124,160	0.0
14,497		Booz Allen Hamilton Holding Corp.	471,732	0.2
12,343		Broadridge Financial Solutions, Inc. ADR	932,637	0.3
29,193	@	Cadence Design Systems, Inc.	977,674	0.3
6,933	@	Cavium, Inc.	430,747	0.1
14,217		CDK Global, Inc.	882,307	0.3
16,155		CDW Corp.	1,010,172	0.3
15,920	@	Citrix Systems, Inc.	1,266,914	0.4
8,738		Cognex Corp.	741,856	0.3
2,573	@	Coherent, Inc.	578,899	0.2
10,158	@	CommScope Holding Co., Inc.	386,309	0.1
5,240	@	CoreLogic, Inc.	227,311	0.1
3,384	@	CoStar Group, Inc.	892,022	0.3
17,051		CSRA, Inc.	541,369	0.2
2,901	L	Cypress Semiconductor Corp.	39,599	0.0
21,612	@	Dell Technologies, Inc. Class V	1,320,709	0.4
657		DST Systems, Inc.	40,537	0.0
29,844		DXC Technology Co.	2,289,632	0.8
5,285	@	Euronet Worldwide, Inc.	461,750	0.2
6,827	@	F5 Networks, Inc.	867,439	0.3
19,718		Fidelity National Information Services, Inc.	1,683,917	0.6
38,900	@	First Data Corp.	707,980	0.2
22,353	@	Fiserv, Inc.	2,734,666	0.9
9,673	@	FleetCor Technologies, Inc.	1,394,943	0.5
7,614		Flir Systems, Inc.	263,901	0.1
15,498	@	Fortinet, Inc.	580,245	0.2
9,230	@	Gartner, Inc.	1,139,997	0.4
14,202		Genpact Ltd.	395,242	0.1
15,998		Global Payments, Inc.	1,444,939	0.5
8,244	@	GoDaddy, Inc.	349,711	0.1
3,063	@	Guidewire Software, Inc.	210,459	0.1
3,300		Harris Corp.	359,964	0.1
7,349	@	IAC/InterActiveCorp	758,711	0.3
3,783	@	IPG Photonics Corp.	548,913	0.2
8,154		Jack Henry & Associates, Inc.	846,956	0.3
16,533		KLA-Tencor Corp.	1,512,935	0.5
17,007		Lam Research Corp.	2,405,300	0.8
3,418		LogMeIn, Inc.	357,181	0.1
7,272	@	Manhattan Associates, Inc.	349,492	0.1
3,856	@,L	Match Group, Inc.	67,017	0.0
29,633		Maxim Integrated Products	1,330,522	0.5
22,329		Microchip Technology, Inc.	1,723,352	0.6
9,849	@	Microsemi Corp.	460,933	0.2
1,621		Motorola Solutions, Inc.	140,606	0.0
8,838		National Instruments Corp.	355,464	0.1
12,698	@	NCR Corp.	518,586	0.2
24,485		NetApp, Inc.	980,624	0.3
41,490	@	ON Semiconductor Corp.	582,520	0.2
9,379	@	Palo Alto Networks, Inc.	1,255,004	0.4
23,773	@,L	Pandora Media, Inc.	212,055	0.1
33,901		Paychex, Inc.	1,930,323	0.7
12,078	@	PTC, Inc.	665,739	0.2
6,943	@	Qorvo, Inc.	439,631	0.2
18,669	@	Red Hat, Inc.	1,787,557	0.6
17,131		Sabre Corp.	372,942	0.1
17,621	@	ServiceNow, Inc.	1,867,826	0.6
19,436		Skyworks Solutions, Inc.	1,864,884	0.6
14,501	@	Splunk, Inc.	824,962	0.3
23,382	@	Square, Inc.	548,542	0.2
16,681		SS&C Technologies Holdings, Inc.	640,717	0.2
65,064		Symantec Corp.	1,838,058	0.6
1,230	@	Synopsys, Inc.	89,704	0.0
6,297	@	Tableau Software, Inc.	385,817	0.1
10,449	@	Take-Two Interactive Software, Inc.	766,748	0.3
19,526		Teradyne, Inc.	586,366	0.2
19,117		Total System Services, Inc.	1,113,565	0.4
20,879	@	Trimble, Inc.	744,754	0.3
4,447	@,L	Twitter, Inc.	79,468	0.0
3,630	@	Tyler Technologies, Inc.	637,682	0.2
2,996	@,L	Ultimate Software Group, Inc.	629,340	0.2
4,381		Universal Display Corp.	478,624	0.2
16,915	@	Vantiv, Inc.	1,071,396	0.4
9,245	@,L	VeriSign, Inc.	859,415	0.3
1,027		Versum Materials, Inc.	33,378	0.0
4,401		Western Digital Corp.	389,929	0.1
49,691		Western Union Co.	946,614	0.3
3,296	@	WEX, Inc.	343,674	0.1
13,741	@	Workday, Inc.	1,332,877	0.5
24,816		Xilinx, Inc.	1,596,165	0.5
5,505	@	Zebra Technologies Corp.	553,363	0.2
3,826	@,L	Zillow Group, Inc. - Class A	186,862	0.1
7,665	@,L	Zillow Group, Inc. - Class C	375,662	0.1
			77,833,410	26.3

		Materials: 6.5%
2,175		Albemarle Corp.	229,550	0.1
1,515		Aptargroup, Inc.	131,593	0.0
1,030		Ardagh Group SA	23,288	0.0
8,778		Avery Dennison Corp.	775,712	0.3
22,382	@	Axalta Coating Systems Ltd.	717,119	0.2
20,176		Ball Corp.	851,629	0.3
13,639	@	Berry Plastics Group, Inc.	777,559	0.3
8,768		Celanese Corp.	832,434	0.3
19,457		Chemours Co.	737,809	0.2

See Accompanying Notes to Financial Statements

57

Voya Russell™Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
9,636	@	Crown Holdings, Inc.	574,884	0.2
4,940		Eagle Materials, Inc.	456,555	0.2
14,089		FMC Corp.	1,029,201	0.3
28,287	@	Freeport-McMoRan, Inc.	339,727	0.1
22,938		Graphic Packaging Holding Co.	316,086	0.1
10,239		Huntsman Corp.	264,576	0.1
8,329		International Flavors & Fragrances, Inc.	1,124,415	0.4
39,468		International Paper Co.	2,234,284	0.8
5,987		Martin Marietta Materials, Inc.	1,332,586	0.4
724		NewMarket Corp.	333,388	0.1
13,385	@	Owens-Illinois, Inc.	320,169	0.1
9,838		Packaging Corp. of America	1,095,855	0.4
10,674	@	Platform Specialty Products Corp.	135,346	0.0
2,542		Royal Gold, Inc.	198,708	0.1
12,648		RPM International, Inc.	689,948	0.2
4,264		Scotts Miracle-Gro Co.	381,457	0.1
10,478		Sealed Air Corp.	468,995	0.2
7,808		Silgan Holdings, Inc.	248,138	0.1
7,713		Southern Copper Corp.	267,101	0.1
3,162		Steel Dynamics, Inc.	113,231	0.0
12,895		Vulcan Materials Co.	1,633,539	0.6
1,874		Westlake Chemical Corp.	124,078	0.0
7,176		WR Grace & Co.	516,744	0.2
			19,275,704	6.5

		Real Estate: 3.3%
2,435		Boston Properties, Inc.	299,554	0.1
13,591	@	CBRE Group, Inc.	494,712	0.2
3,570		Coresite Realty Corp.	369,602	0.1
12,871		CubeSmart	309,419	0.1
8,012		CyrusOne, Inc.	446,669	0.1
11,796		Digital Realty Trust, Inc.	1,332,358	0.4
12,360		Douglas Emmett, Inc.	472,276	0.2
8,157		DuPont Fabros Technology, Inc.	498,882	0.2
8,566		Equity Lifestyle Properties, Inc.	739,588	0.2
10,874		Extra Space Storage, Inc.	848,172	0.3
2,934		Federal Realty Investment Trust	370,828	0.1
6,656		Gaming and Leisure Properties, Inc.	250,731	0.1
1,693		Hudson Pacific Properties, Inc.	57,884	0.0
24,164		Iron Mountain, Inc.	830,275	0.3
7,800		Lamar Advertising Co.	573,846	0.2
2,055		Outfront Media, Inc.	47,512	0.0
12,656	@	SBA Communications Corp.	1,707,294	0.6
658		Tanger Factory Outlet Centers, Inc.	17,095	0.0
3,081		Taubman Centers, Inc.	183,474	0.1
			9,850,171	3.3

		Telecommunication Services: 0.2%
19,574	@	Zayo Group Holdings, Inc.	604,837	0.2

		Utilities: 0.0%
6,211		NRG Energy, Inc.	106,953	0.0

	Total Common Stock
	(Cost $183,972,182)		294,510,960	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Securities Lending Collateralcc: 3.6%
339,898	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $339,929, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $346,696, due 07/28/17-09/09/49)	339,898	0.1
2,516,329	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $2,516,567, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,566,656, due 07/15/17-05/20/67)	2,516,329	0.9
2,516,329	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $2,516,567, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,566,656, due 07/13/17-12/01/51)	2,516,329	0.9
413,731	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $413,767, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $422,006, due 07/15/17-01/15/37)	413,731	0.1

See Accompanying Notes to Financial Statements

58

Voya Russell™Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
203,206	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $203,227, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $207,271, due 07/07/17-01/15/30)	203,206	0.1
2,088,918	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $2,089,112, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,130,696, due 07/10/17-06/20/67)	2,088,918	0.7
2,516,300	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $2,516,569, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,566,619, due 01/15/19-02/15/46)	2,516,300	0.8
		10,594,711	3.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,302,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $1,302,000)	1,302,000	0.4

	Total Short-Term Investments
	(Cost $11,896,711)	11,896,711	4.0

	Total Investments in Securities (Cost $195,868,893)	$306,407,671	103.6
	Liabilities in Excess of Other Assets	(10,558,976)	(3.6)
	Net Assets	$295,848,695	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
**	Investment in affiliate

Cost for federal income tax purposes is $196,304,458.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$113,133,408
Gross Unrealized Depreciation	(3,030,195)

Net Unrealized Appreciation	$110,103,213

See Accompanying Notes to Financial Statements

59

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 14.4%
26,362		Adient plc	1,723,548	0.1
19,937		Advance Auto Parts, Inc.	2,324,455	0.1
15,021	@	AMC Networks, Inc.	802,272	0.0
68,058		Aramark	2,789,017	0.1
17,961	@,L	Autonation, Inc.	757,236	0.0
7,947	@	Autozone, Inc.	4,533,446	0.2
38,900		Bed Bath & Beyond, Inc.	1,182,560	0.1
74,053		Best Buy Co., Inc.	4,245,458	0.2
59,311		BorgWarner, Inc.	2,512,414	0.1
14,164	@	Bright Horizons Family Solutions, Inc.	1,093,602	0.1
24,944		Brunswick Corp.	1,564,737	0.1
19,371	@	Burlington Stores, Inc.	1,781,938	0.1
14,162	@	Cabela's, Inc.	841,506	0.0
1,318		Cable One, Inc.	936,966	0.1
19,764		CalAtlantic Group, Inc.	698,657	0.0
51,771	@	Carmax, Inc.	3,264,679	0.2
13,396		Carter's, Inc.	1,191,574	0.1
7,092	@	Chipotle Mexican Grill, Inc.	2,950,981	0.2
9,359		Choice Hotels International, Inc.	601,316	0.0
29,766		Cinemark Holdings, Inc.	1,156,409	0.1
78,973		Coach, Inc.	3,738,582	0.2
34,930		Darden Restaurants, Inc.	3,159,069	0.2
75,128		Delphi Automotive PLC	6,584,969	0.3
24,337		Dick's Sporting Goods, Inc.	969,343	0.1
42,427	@,L	Discovery Communications, Inc. - Class A	1,095,889	0.1
58,771	@	Discovery Communications, Inc. - Class C	1,481,617	0.1
77,276		Dollar General Corp.	5,570,827	0.3
64,609	@	Dollar Tree, Inc.	4,517,461	0.2
13,439		Domino's Pizza, Inc.	2,842,752	0.2
95,734		D.R. Horton, Inc.	3,309,524	0.2
25,802		Dunkin' Brands Group, Inc.	1,422,206	0.1
34,039		Expedia, Inc.	5,070,109	0.3
46,300		Extended Stay America, Inc.	896,368	0.0
2,840	@	Floor & Decor Holdings, Inc.	111,498	0.0
36,637		Foot Locker, Inc.	1,805,471	0.1
27,880		GameStop Corp.	602,487	0.0
67,314		Gap, Inc.	1,480,235	0.1
33,841		Garmin Ltd.	1,726,906	0.1
79,169		Gentex Corp.	1,501,836	0.1
40,299		Genuine Parts Co.	3,738,135	0.2
70,599		Goodyear Tire & Rubber Co.	2,468,141	0.1
1,216		Graham Holdings Co.	729,174	0.0
57,976		H&R Block, Inc.	1,792,038	0.1
101,758		Hanesbrands, Inc.	2,356,715	0.1
49,080		Harley-Davidson, Inc.	2,651,302	0.1
31,838		Hasbro, Inc.	3,550,255	0.2
16,589	@	Hilton Grand Vacations, Inc.	598,199	0.0
54,035		Hilton Worldwide Holdings, Inc.	3,342,065	0.2
9,424	@	Hyatt Hotels Corp.	529,723	0.0
30,256		International Game Technology PLC	553,685	0.0
110,430		Interpublic Group of Cos., Inc.	2,716,578	0.1
12,419		John Wiley & Sons, Inc.	655,102	0.0
35,958	@	Kate Spade & Co.	664,863	0.0
48,123	L	Kohl's Corp.	1,860,916	0.1
67,345		L Brands, Inc.	3,629,222	0.2
19,282		Lear Corp.	2,739,587	0.1
36,991		Leggett & Platt, Inc.	1,943,137	0.1
55,890		Lennar Corp. - Class A	2,980,055	0.2
2,752		Lennar Corp. - Class B	123,757	0.0
24,899	@	Liberty Media Corp. - SiriusXM A	1,045,260	0.1
50,075	@	Liberty Media Corp. - SiriusXM C	2,088,127	0.1
7,139	@	Liberty Broadband Corp. - A	612,455	0.0
29,131	@	Liberty Broadband Corp. - C	2,527,114	0.1
15,158	@	Liberty Expedia Holdings, Inc.	818,835	0.0
115,632	@	Liberty Interactive Corp. QVC Group	2,837,609	0.2
6,935	@	Liberty Media Group-A	242,933	0.0
29,763	@	Liberty Media Group-C	1,089,921	0.1
22,314	@	Liberty Ventures	1,166,799	0.1
14,580	L	Lions Gate Entertainment Corp. - A	411,448	0.0
27,714	@	Lions Gate Entertainment Corp. - B	728,324	0.0
37,521	@	Live Nation Entertainment, Inc.	1,307,607	0.1
86,022	@	LKQ Corp.	2,834,425	0.2
27,142	@	Lululemon Athletica, Inc.	1,619,563	0.1
85,569		Macy's, Inc.	1,988,624	0.1
5,153	@	Madison Square Garden Co.	1,014,626	0.1
96,166		Mattel, Inc.	2,070,454	0.1
142,158		MGM Resorts International	4,448,124	0.2
43,135	@	Michael Kors Holdings Ltd.	1,563,644	0.1
32,357	@	Michaels Cos, Inc.	599,252	0.0
17,352	@	Mohawk Industries, Inc.	4,193,805	0.2
9,659	@	Murphy USA, Inc.	715,828	0.0
134,645		Newell Brands, Inc.	7,219,665	0.4
106,766		News Corp - Class A	1,462,694	0.1
33,987		News Corp - Class B	480,916	0.0
32,756	L	Nordstrom, Inc.	1,566,719	0.1
44,934	@	Norwegian Cruise Line Holdings Ltd.	2,439,467	0.1
929	@	NVR, Inc.	2,239,457	0.1
64,819		Omnicom Group	5,373,495	0.3
25,066	@	O'Reilly Automotive, Inc.	5,482,937	0.3
5,935	@	Panera Bread Co.	1,867,388	0.1
9,987		Penske Auto Group, Inc.	438,529	0.0
16,508	L	Polaris Industries, Inc.	1,522,533	0.1
11,260		Pool Corp.	1,323,838	0.1
81,616		Pulte Group, Inc.	2,002,040	0.1
21,751		PVH Corp.	2,490,489	0.1

See Accompanying Notes to Financial Statements

60

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
15,775		Ralph Lauren Corp.	1,164,195	0.1
31,580	L	Regal Entertainment Group	646,127	0.0
107,734		Ross Stores, Inc.	6,219,484	0.3
48,141		Royal Caribbean Cruises Ltd.	5,258,441	0.3
38,498	@	Sally Beauty Holdings, Inc.	779,584	0.0
24,158		Scripps Networks Interactive - Class A	1,650,233	0.1
50,897		Service Corp. International	1,702,505	0.1
37,647	@	ServiceMaster Global Holdings, Inc.	1,475,386	0.1
19,146	L	Signet Jewelers Ltd.	1,210,793	0.1
413,514	L	Sirius XM Holdings, Inc.	2,261,922	0.1
19,942		Six Flags Entertainment Corp.	1,188,743	0.1
36,737	@	Skechers USA, Inc.	1,083,742	0.1
183,273		Staples, Inc.	1,845,559	0.1
60,148		TEGNA, Inc.	866,733	0.0
12,974	@,L	Tempur Sealy International, Inc.	692,682	0.0
13,826		Thor Industries, Inc.	1,445,094	0.1
30,262		Tiffany & Co.	2,840,694	0.2
42,505		Toll Brothers, Inc.	1,679,373	0.1
36,079		Tractor Supply Co.	1,955,843	0.1
20,310		Tribune Media Co.	828,039	0.0
30,867	@	TripAdvisor, Inc.	1,179,119	0.1
14,194		Tupperware Brands Corp.	996,845	0.1
16,562	@	Ulta Beauty, Inc.	4,758,925	0.3
51,520	@,L	Under Armour, Inc. - Class A	1,121,075	0.1
52,251	@,L	Under Armour, Inc. - Class C	1,053,380	0.1
24,129	@,L	Urban Outfitters, Inc.	447,352	0.0
11,108		Vail Resorts, Inc.	2,253,036	0.1
93,002		VF Corp.	5,356,915	0.3
2,792	L	Viacom, Inc.	106,236	0.0
98,573		Viacom, Inc. - Class B	3,309,096	0.2
8,926	@	Visteon Corp.	910,988	0.0
10,757	@,L	Wayfair, Inc.	826,998	0.0
51,621		Wendy's Company	800,642	0.0
20,297		Whirlpool Corp.	3,889,311	0.2
24,231		Williams-Sonoma, Inc.	1,175,204	0.1
28,642		Wyndham Worldwide Corp.	2,875,943	0.2
22,406		Wynn Resorts Ltd.	3,005,093	0.2
103,461	@	Yum China Holdings, Inc.	4,079,467	0.2
			271,238,310	14.4

		Consumer Staples: 4.3%
26,188	@	Blue Buffalo Pet Products, Inc.	597,348	0.0
15,189		Brown-Forman Corp. - Class A	748,818	0.0
49,457		Brown-Forman Corp. - Class B	2,403,610	0.1
39,349		Bunge Ltd.	2,935,435	0.2
50,151		Campbell Soup Co.	2,615,375	0.1
10,923		Casey's General Stores, Inc.	1,169,962	0.1
69,825		Church & Dwight Co., Inc.	3,622,521	0.2
36,205		Clorox Co.	4,823,954	0.3
113,685		Conagra Brands, Inc.	4,065,376	0.2
130,946		Coty, Inc - Class A	2,456,547	0.1
51,414		Dr Pepper Snapple Group, Inc.	4,684,329	0.3
16,040	@	Edgewell Personal Care Co.	1,219,361	0.1
17,164		Energizer Holdings, Inc.	824,215	0.0
49,472		Flowers Foods, Inc.	856,360	0.0
28,484	@	Hain Celestial Group, Inc.	1,105,749	0.1
19,229	@,L	Herbalife Ltd.	1,371,605	0.1
39,092		Hershey Co.	4,197,308	0.2
75,496		Hormel Foods Corp.	2,575,169	0.1
19,984		Ingredion, Inc.	2,382,293	0.1
31,611		JM Smucker Co.	3,740,530	0.2
69,502		Kellogg Co.	4,827,609	0.3
41,025		Lamb Weston Holdings, Inc.	1,806,741	0.1
31,830		McCormick & Co., Inc.	3,103,743	0.2
48,432		Molson Coors Brewing Co.	4,181,619	0.2
14,451		Nu Skin Enterprises, Inc.	908,101	0.1
14,845	@	Pilgrim's Pride Corp.	325,402	0.0
33,101		Pinnacle Foods, Inc.	1,966,199	0.1
18,184	@	Post Holdings, Inc.	1,411,988	0.1
294,923	@	Rite Aid Corp.	870,023	0.0
74		Seaboard Corp.	295,630	0.0
6,853	L	Spectrum Brands Holdings, Inc.	856,899	0.0
37,681	@	Sprouts Farmers Market, Inc.	854,228	0.0
15,470	@,L	TreeHouse Foods, Inc.	1,263,744	0.1
78,147		Tyson Foods, Inc.	4,894,347	0.3
37,504	@	US Foods Holding Corp.	1,020,859	0.1
88,746		Whole Foods Market, Inc.	3,737,094	0.2
			80,720,091	4.3

		Energy: 5.4%
64,641	@,L	Antero Resources Corp.	1,396,892	0.1
106,836		Apache Corp.	5,120,650	0.3
119,324		Baker Hughes, Inc.	6,504,351	0.3
129,100		Cabot Oil & Gas Corp.	3,237,828	0.2
30,993	@,L	Centennial Resource Development, Inc./DE	490,309	0.0
57,247	@	Cheniere Energy, Inc.	2,788,501	0.1
253,623	@,L	Chesapeake Energy Corp.	1,260,506	0.1
26,300		Cimarex Energy Co.	2,472,463	0.1
41,335	@	Concho Resources, Inc./Midland TX	5,023,443	0.3
63,819	@	Consol Energy, Inc.	953,456	0.1
24,438	@	Continental Resources, Inc.	790,081	0.0
147,421		Devon Energy Corp.	4,713,049	0.3
27,497	@	Diamondback Energy, Inc.	2,442,009	0.1
27,200	@	Energen Corp.	1,342,864	0.1
48,459		EQT Corp.	2,839,213	0.2
33,725	@,L	Extraction Oil & Gas, Inc.	453,601	0.0
44,649	@	Gulfport Energy Corp.	658,573	0.0
29,713	L	Helmerich & Payne, Inc.	1,614,604	0.1
79,391		Hess Corp.	3,482,883	0.2
49,682		HollyFrontier Corp.	1,364,765	0.1
53,325	@,L	Kosmos Energy, LLC	341,813	0.0

See Accompanying Notes to Financial Statements

61

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
45,507	@	Laredo Petroleum, Inc.	478,734	0.0
238,157		Marathon Oil Corp.	2,822,161	0.1
144,385		Marathon Petroleum Corp.	7,555,667	0.4
45,680		Murphy Oil Corp.	1,170,778	0.1
77,624		Nabors Industries Ltd.	631,859	0.0
106,692		National Oilwell Varco, Inc.	3,514,435	0.2
55,766	@	Newfield Exploration Co.	1,587,100	0.1
135,079		Noble Energy, Inc.	3,822,736	0.2
27,541		Oceaneering International, Inc.	629,037	0.0
58,790		Oneok, Inc.	3,066,486	0.2
64,688	@	Parsley Energy, Inc.	1,795,092	0.1
58,369		Patterson-UTI Energy, Inc.	1,178,470	0.1
30,680	L	PBF Energy, Inc.	682,937	0.0
67,017	@	QEP Resources, Inc.	676,872	0.0
63,973		Range Resources Corp.	1,482,254	0.1
47,183	@	Rice Energy, Inc.	1,256,483	0.1
16,287	L	RPC, Inc.	329,160	0.0
36,822	@	RSP Permian, Inc.	1,188,246	0.1
31,038		SM Energy Co.	513,058	0.0
141,424	@	Southwestern Energy Co.	859,858	0.0
54,677		Targa Resources Corp.	2,471,400	0.1
43,013		Tesoro Corp.	4,026,017	0.2
109,835	@	Transocean Ltd.	903,942	0.0
247,089	@,L	Weatherford International PLC	956,234	0.1
100,659	@,L	Whiting Petroleum Corp.	554,631	0.0
232,146		Williams Cos., Inc.	7,029,381	0.4
19,060		World Fuel Services Corp.	732,857	0.0
110,991	@	WPX Energy, Inc.	1,072,173	0.1
			102,279,912	5.4

		Financials: 14.0%
15,825		Affiliated Managers Group, Inc.	2,624,735	0.1
99,560		AGNC Investment Corp.	2,119,632	0.1
4,164	@	Alleghany Corp.	2,476,747	0.1
23,904		Allied World Assurance Co. Holdings Ltd.	1,264,522	0.1
129,131		Ally Financial, Inc.	2,698,838	0.1
19,682		American Financial Group, Inc.	1,955,800	0.1
2,075		American National Insurance Co.	241,717	0.0
42,718		Ameriprise Financial, Inc.	5,437,574	0.3
285,345		Annaly Capital Management, Inc.	3,438,407	0.2
32,280	@	Arch Capital Group Ltd.	3,011,401	0.2
49,866		Arthur J. Gallagher & Co.	2,854,829	0.1
16,663		Aspen Insurance Holdings Ltd.	830,651	0.0
42,407		Associated Banc-Corp.	1,068,656	0.1
15,305		Assurant, Inc.	1,586,975	0.1
33,636		Assured Guaranty Ltd.	1,403,967	0.1
12,181	@	Athene Holding Ltd.	604,299	0.0
23,357		Axis Capital Holdings Ltd.	1,510,264	0.1
11,802		Bank of Hawaii Corp.	979,212	0.0
32,005		Bank of the Ozarks, Inc.	1,500,074	0.1
29,184		BankUnited, Inc.	983,793	0.0
64,149		BGC Partners, Inc.	810,843	0.0
6,981		BOK Financial Corp.	587,312	0.0
32,853		Brown & Brown, Inc.	1,414,979	0.1
30,922		CBOE Holdings, Inc.	2,826,271	0.1
52,488		Chimera Investment Corp.	977,851	0.0
43,132		Cincinnati Financial Corp.	3,124,913	0.2
56,749	L	CIT Group, Inc.	2,763,676	0.1
142,213		Citizens Financial Group, Inc.	5,074,160	0.3
7,559		CNA Financial Corp.	368,501	0.0
49,450		Comerica, Inc.	3,621,718	0.2
25,017		Commerce Bancshares, Inc.	1,421,716	0.1
3,135	@,L	Credit Acceptance Corp.	806,134	0.0
15,960		Cullen/Frost Bankers, Inc.	1,498,804	0.1
106,314		Discover Financial Services	6,611,668	0.3
77,208	@	E*Trade Financial Corp.	2,936,220	0.2
40,294		East West Bancorp, Inc.	2,360,423	0.1
31,003		Eaton Vance Corp.	1,467,062	0.1
6,910		Erie Indemnity Co.	864,234	0.0
11,383		Everest Re Group Ltd.	2,897,998	0.2
10,810		Factset Research Systems, Inc.	1,796,406	0.1
26,611		Federated Investors, Inc.	751,761	0.0
210,654		Fifth Third Bancorp	5,468,578	0.3
30,114		First American Financial Corp.	1,345,795	0.1
14,886		First Hawaiian, Inc.	455,809	0.0
64,782		First Horizon National Corp.	1,128,502	0.1
43,870		First Republic Bank	4,391,387	0.2
90,042		FNB Corp.	1,274,995	0.1
73,421		FNF Group	3,291,463	0.2
11,878		Hanover Insurance Group, Inc.	1,052,747	0.1
102,423		Hartford Financial Services Group, Inc.	5,384,377	0.3
302,896		Huntington Bancshares, Inc.	4,095,154	0.2
18,470		Interactive Brokers Group, Inc.	691,147	0.0
112,609		Invesco Ltd.	3,962,711	0.2
306,246		Keycorp	5,739,050	0.3
33,614		Lazard Ltd.	1,557,337	0.1
24,228		Legg Mason, Inc.	924,541	0.0
90,635		Leucadia National Corp.	2,371,012	0.1
62,799		Lincoln National Corp.	4,243,956	0.2
78,043		Loews Corp.	3,653,193	0.2
24,739		LPL Financial Holdings, Inc.	1,050,418	0.1
40,564		M&T Bank Corp.	6,569,340	0.3
3,824	@	Markel Corp.	3,731,689	0.2
10,273		MarketAxess Holdings, Inc.	2,065,900	0.1
7,634	L	Mercury General Corp.	412,236	0.0
110,423		MFA Financial, Inc.	926,449	0.0
46,619		Moody's Corp.	5,672,600	0.3
5,304		Morningstar, Inc.	415,515	0.0
24,917		MSCI, Inc. - Class A	2,566,202	0.1
31,964		Nasdaq, Inc.	2,285,106	0.1
79,272		Navient Corp.	1,319,879	0.1

See Accompanying Notes to Financial Statements

62

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
85,956		New Residential Investment Corp.	1,337,475	0.1
133,279		New York Community Bancorp., Inc.	1,749,953	0.1
58,626		Northern Trust Corp.	5,699,033	0.3
68,305		Old Republic International Corp.	1,333,997	0.1
14,951	@	OneMain Holdings, Inc.	367,645	0.0
33,712		PacWest Bancorp	1,574,350	0.1
95,914		People's United Financial, Inc.	1,693,841	0.1
20,358		Pinnacle Financial Partners, Inc.	1,278,482	0.1
28,204		Popular, Inc.	1,176,389	0.1
74,764		Principal Financial Group, Inc.	4,790,129	0.3
14,718		ProAssurance Corp.	894,854	0.0
162,585		Progressive Corp.	7,168,373	0.4
18,593		Prosperity Bancshares, Inc.	1,194,414	0.1
36,024		Raymond James Financial, Inc.	2,889,845	0.2
337,230		Regions Financial Corp.	4,937,047	0.3
17,997		Reinsurance Group of America, Inc.	2,310,635	0.1
11,225		RenaissanceRe Holdings Ltd.	1,560,836	0.1
41,351	@	Santander Consumer USA Holdings, Inc.	527,639	0.0
37,541		SEI Investments Co.	2,018,955	0.1
15,138	@	Signature Bank	2,172,757	0.1
120,729	@	SLM Corp.	1,388,384	0.1
71,425		Starwood Property Trust, Inc.	1,599,206	0.1
135,624		SunTrust Banks, Inc.	7,692,593	0.4
14,701	@	SVB Financial Group	2,584,289	0.1
228,099		Synchrony Financial	6,801,912	0.4
33,937		Synovus Financial Corp.	1,501,373	0.1
66,027		T. Rowe Price Group, Inc.	4,899,864	0.3
44,463		TCF Financial Corp.	708,740	0.0
71,125		TD Ameritrade Holding Corp.	3,057,664	0.2
14,739		TFS Financial Corp.	228,012	0.0
32,326		Torchmark Corp.	2,472,939	0.1
96,975		Two Harbors Investment Corp.	961,022	0.0
64,009		Unum Group	2,984,740	0.2
21,606		Validus Holdings Ltd.	1,122,864	0.1
52,198	**	Voya Financial, Inc.	1,925,584	0.1
25,675		Webster Financial Corp.	1,340,749	0.1
27,310	@	Western Alliance Bancorp.	1,343,652	0.1
1,219		White Mountains Insurance Group Ltd.	1,058,860	0.1
35,482		Willis Towers Watson PLC	5,161,212	0.3
26,683		WR Berkley Corp.	1,845,663	0.1
71,496		XL Group Ltd.	3,131,525	0.2
56,177		Zions Bancorp.	2,466,732	0.1
			264,576,059	14.0

		Health Care: 10.3%
11,341	@	Abiomed, Inc.	1,625,165	0.1
21,992	@,L	Acadia Healthcare Co., Inc.	1,085,965	0.1
27,018	@,L	Acadia Pharmaceuticals, Inc.	753,532	0.0
90,478		Agilent Technologies, Inc.	5,366,250	0.3
11,645	@	Agios Pharmaceuticals, Inc.	599,135	0.0
25,106	@	Akorn, Inc.	842,055	0.0
24,083	@	Alere, Inc.	1,208,726	0.1
22,273	@	Align Technology, Inc.	3,343,623	0.2
42,654	@	Alkermes PLC	2,472,652	0.1
21,101	@	Alnylam Pharmaceuticals, Inc.	1,683,016	0.1
44,566		AmerisourceBergen Corp.	4,212,824	0.2
11,057	@	athenahealth, Inc.	1,554,061	0.1
48,914	@	BioMarin Pharmaceutical, Inc.	4,442,370	0.2
5,873	@	Bio-Rad Laboratories, Inc.	1,329,119	0.1
10,352		Bio-Techne Corp.	1,216,360	0.1
30,361	@	Bioverativ, Inc.	1,826,821	0.1
51,520	@	Brookdale Senior Living, Inc.	757,859	0.0
29,307		Bruker Corp.	845,214	0.0
88,703		Cardinal Health, Inc.	6,911,738	0.4
47,687	@	Centene Corp.	3,809,238	0.2
80,726	@	Cerner Corp.	5,365,857	0.3
13,202	@	Charles River Laboratories International, Inc.	1,335,382	0.1
13,549		Cooper Cos., Inc.	3,243,902	0.2
20,349		CR Bard, Inc.	6,432,522	0.3
43,671	@	DaVita, Inc.	2,828,134	0.2
63,195		Dentsply Sirona, Inc.	4,097,564	0.2
23,975	@	DexCom, Inc.	1,753,771	0.1
58,618	@	Edwards Lifesciences Corp.	6,930,992	0.4
62,492	@	Endo International PLC	698,036	0.0
32,595	@	Envision Healthcare Corp.	2,042,729	0.1
80,957	@	Exelixis, Inc.	1,993,971	0.1
22,171	@	Henry Schein, Inc.	4,057,736	0.2
18,412		Hill-Rom Holdings, Inc.	1,465,779	0.1
78,140	@	Hologic, Inc.	3,545,993	0.2
24,455	@	Idexx Laboratories, Inc.	3,947,526	0.2
40,876	@	Illumina, Inc.	7,092,804	0.4
47,243	@	Incyte Corp., Ltd.	5,948,366	0.3
5,020	@,L	Intercept Pharmaceuticals, Inc.	607,771	0.0
15,002	@,L	Intrexon Corp.	361,398	0.0
34,580	@,L	Ionis Pharmaceuticals, Inc.	1,759,085	0.1
17,799	@,L	Juno Therapeutics, Inc.	532,012	0.0
28,640	@	Laboratory Corp. of America Holdings	4,414,570	0.2
10,424	@	LifePoint Health, Inc.	699,972	0.0
27,758	@	Mallinckrodt PLC - W/I	1,243,836	0.1
25,560	@	Mednax, Inc.	1,543,057	0.1
7,102	@	Mettler Toledo International, Inc.	4,179,811	0.2
149,630	@	Mylan NV	5,808,637	0.3
24,462	@	Neurocrine Biosciences, Inc.	1,125,252	0.1
92,861	@,L	Opko Health, Inc.	611,025	0.0
9,473	@	Patheon NV	330,418	0.0
23,170	L	Patterson Cos., Inc.	1,087,832	0.1
30,663		PerkinElmer, Inc.	2,089,377	0.1

See Accompanying Notes to Financial Statements

63

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
35,914		Perrigo Co. PLC	2,712,225	0.1
14,340	@	Premier, Inc.	516,240	0.0
64,285		QIAGEN NV	2,155,476	0.1
38,355		Quest Diagnostics, Inc.	4,263,542	0.2
35,522	@	Quintiles IMS Holdings, Inc.	3,179,219	0.2
39,100		Resmed, Inc.	3,044,717	0.2
26,816	@	Seattle Genetics, Inc.	1,387,460	0.1
23,444		STERIS PLC	1,910,686	0.1
12,617		Teleflex, Inc.	2,621,308	0.1
10,399	@	Tesaro, Inc.	1,454,404	0.1
48,871	L	United States Steel Corp.	1,082,004	0.1
12,480	@	United Therapeutics Corp.	1,619,030	0.1
24,324		Universal Health Services, Inc.	2,969,474	0.2
25,770	@	Varian Medical Systems, Inc.	2,659,206	0.1
21,929	@	VCA, Inc.	2,024,266	0.1
30,036	@	Veeva Systems, Inc.	1,841,507	0.1
23,908	@	VWR Corp.	789,203	0.0
21,364	@	Waters Corp.	3,927,558	0.2
12,466	@	WellCare Health Plans, Inc.	2,238,395	0.1
20,523		West Pharmaceutical Services, Inc.	1,939,834	0.1
56,632		Zimmer Biomet Holdings, Inc.	7,271,549	0.4
137,987		Zoetis, Inc.	8,607,629	0.5
			195,275,772	10.3

		Industrials: 13.3%
12,273		Acuity Brands, Inc.	2,494,855	0.1
43,501	@	Aecom Technology Corp.	1,406,387	0.1
18,669		AGCO Corp.	1,258,104	0.1
27,012		Air Lease Corp.	1,009,168	0.1
33,725		Alaska Air Group, Inc.	3,027,156	0.2
26,720		Allegion Public Ltd.	2,167,526	0.1
37,433		Allison Transmission Holdings, Inc.	1,404,112	0.1
1,407		Amerco, Inc.	515,046	0.0
125,008		American Airlines Group, Inc.	6,290,403	0.3
63,661		Ametek, Inc.	3,855,947	0.2
40,321		AO Smith Corp.	2,271,282	0.1
109,568		Arconic, Inc.	2,481,715	0.1
12,333	@,L	Armstrong World Industries, Inc.	567,318	0.0
26,269		BWX Technologies, Inc.	1,280,614	0.1
17,757		Carlisle Cos., Inc.	1,694,018	0.1
39,290		CH Robinson Worldwide, Inc.	2,698,437	0.1
24,091		Cintas Corp.	3,036,430	0.2
14,674	@	Clean Harbors, Inc.	819,249	0.0
24,777	@	Colfax Corp.	975,470	0.0
8,715		Copa Holdings S.A.	1,019,655	0.1
55,637	@	Copart, Inc.	1,768,700	0.1
13,992		Crane Co.	1,110,685	0.1
44,581		Cummins, Inc.	7,231,930	0.4
37,081		Donaldson Co., Inc.	1,688,669	0.1
43,384		Dover Corp.	3,480,264	0.2
10,363		Dun & Bradstreet Corp.	1,120,758	0.1
33,395		Equifax, Inc.	4,589,141	0.2
50,390		Expeditors International Washington, Inc.	2,846,027	0.1
81,087		Fastenal Co.	3,529,717	0.2
36,586		Flowserve Corp.	1,698,688	0.1
39,181		Fluor Corp.	1,793,706	0.1
86,111		Fortive Corp.	5,455,132	0.3
43,032		Fortune Brands Home & Security, Inc.	2,807,408	0.1
11,620	@	Gardner Denver Holdings, Inc.	251,108	0.0
17,063	@	Genesee & Wyoming, Inc.	1,166,939	0.1
15,435		Graco, Inc.	1,686,737	0.1
56,613	@	HD Supply Holdings, Inc.	1,734,056	0.1
6,869		Heico Corp.	493,469	0.0
13,508		Heico Corp. - Class A	838,171	0.0
25,357		Hexcel Corp.	1,338,596	0.1
15,293		Hubbell, Inc.	1,730,709	0.1
12,676		Huntington Ingalls Industries, Inc.	2,359,764	0.1
21,387		IDEX Corp.	2,416,945	0.1
109,686	@	IHS Markit Ltd.	4,830,571	0.3
71,742		Ingersoll-Rand PLC - Class A	6,556,501	0.3
24,864		ITT, Inc.	999,036	0.1
33,484		Jacobs Engineering Group, Inc.	1,821,195	0.1
24,254		JB Hunt Transport Services, Inc.	2,216,331	0.1
93,503	@	JetBlue Airways Corp.	2,134,673	0.1
29,641		Kansas City Southern	3,101,931	0.2
38,389		KAR Auction Services, Inc.	1,611,186	0.1
14,917	@	Kirby Corp.	997,201	0.1
21,756		L3 Technologies, Inc.	3,634,992	0.2
11,699		Landstar System, Inc.	1,001,434	0.1
10,859		Lennox International, Inc.	1,994,147	0.1
16,477		Lincoln Electric Holdings, Inc.	1,517,367	0.1
21,826		Macquarie Infrastructure Co. LLC	1,711,158	0.1
18,758		Manpowergroup, Inc.	2,094,331	0.1
89,541		Masco Corp.	3,421,362	0.2
15,872	@	Middleby Corp.	1,928,607	0.1
12,334		MSC Industrial Direct Co.	1,060,231	0.1
100,185		Nielsen Holdings PLC	3,873,152	0.2
16,106		Nordson Corp.	1,953,980	0.1
17,144		Old Dominion Freight Line	1,632,795	0.1
16,077		Orbital ATK, Inc.	1,581,334	0.1
20,879		Oshkosh Corp.	1,438,146	0.1
31,082		Owens Corning, Inc.	2,080,007	0.1
96,215		Paccar, Inc.	6,354,039	0.3
37,096		Parker Hannifin Corp.	5,928,683	0.3
46,471		Pentair PLC	3,092,180	0.2
52,242		Pitney Bowes, Inc.	788,854	0.0
41,465	@	Quanta Services, Inc.	1,365,028	0.1
12,481		Regal-Beloit Corp.	1,017,826	0.1
64,479		Republic Services, Inc.	4,109,247	0.2
34,567		Robert Half International, Inc.	1,656,796	0.1
36,018		Rockwell Automation, Inc.	5,833,475	0.3
45,493		Rockwell Collins, Inc.	4,780,404	0.3
26,767		Rollins, Inc.	1,089,685	0.1

See Accompanying Notes to Financial Statements

64

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
28,202		Roper Technologies, Inc.	6,529,609	0.3
14,902		Ryder System, Inc.	1,072,646	0.1
47,430	@,L	Sensata Technologies Holdings N.V.	2,026,210	0.1
16,135		Snap-On, Inc.	2,549,330	0.1
33,823		Spirit Aerosystems Holdings, Inc.	1,959,705	0.1
19,464	@	Spirit Airlines, Inc.	1,005,316	0.1
42,911		Stanley Black & Decker, Inc.	6,038,865	0.3
23,144	@	Stericycle, Inc.	1,766,350	0.1
9,758	@	Teledyne Technologies, Inc.	1,245,609	0.1
25,264		Terex Corp.	947,400	0.0
75,218		Textron, Inc.	3,542,768	0.2
19,376		Timken Co.	896,140	0.0
29,536		Toro Co.	2,046,549	0.1
13,561		TransDigm Group, Inc.	3,646,146	0.2
35,711	@	TransUnion	1,546,643	0.1
42,113		Trinity Industries, Inc.	1,180,427	0.1
78,887	@	United Continental Holdings, Inc.	5,936,247	0.3
23,656	@	United Rentals, Inc.	2,666,268	0.1
29,004	@	Univar, Inc.	846,917	0.0
24,574	@,L	USG Corp.	713,137	0.0
6,195		Valmont Industries, Inc.	926,772	0.0
42,477	@	Verisk Analytics, Inc.	3,583,784	0.2
14,189	@	WABCO Holdings, Inc.	1,809,239	0.1
24,019	L	Wabtec Corp.	2,197,739	0.1
8,481		Watsco, Inc.	1,307,770	0.1
35,995	@	Welbilt, Inc.	678,506	0.0
13,663	@	Wesco International, Inc.	782,890	0.0
14,758		WW Grainger, Inc.	2,664,262	0.1
30,950	@	XPO Logistics, Inc.	2,000,299	0.1
50,260		Xylem, Inc.	2,785,912	0.1
			251,517,551	13.3

		Information Technology: 14.5%
231,166	@	Advanced Micro Devices, Inc.	2,884,952	0.1
47,277	@	Akamai Technologies, Inc.	2,354,867	0.1
13,604		Alliance Data Systems Corp.	3,492,011	0.2
40,749		Amdocs Ltd.	2,626,681	0.1
83,814		Amphenol Corp.	6,187,149	0.3
101,491		Analog Devices, Inc.	7,896,000	0.4
23,920	@	ANSYS, Inc.	2,910,586	0.1
14,825	@	Arista Networks, Inc.	2,220,637	0.1
50,545	@	ARRIS International PLC	1,416,271	0.1
24,770	@	Arrow Electronics, Inc.	1,942,463	0.1
20,489	@	Atlassian Corp. PLC	720,803	0.0
58,228	@	Autodesk, Inc.	5,870,547	0.3
34,853		Avnet, Inc.	1,355,085	0.1
8,055	@	Black Knight Financial Services, Inc.	329,852	0.0
40,990		Booz Allen Hamilton Holding Corp.	1,333,815	0.1
32,835		Broadridge Financial Solutions, Inc. ADR	2,481,013	0.1
113,731		Brocade Communications Systems, Inc.	1,434,148	0.1
88,357		CA, Inc.	3,045,666	0.2
77,657	@	Cadence Design Systems, Inc.	2,600,733	0.1
18,443	@	Cavium, Inc.	1,145,864	0.1
37,813		CDK Global, Inc.	2,346,675	0.1
42,988		CDW Corp.	2,688,040	0.1
42,352	@	Citrix Systems, Inc.	3,370,372	0.2
23,251		Cognex Corp.	1,974,010	0.1
6,845	@	Coherent, Inc.	1,540,057	0.1
53,499	@	CommScope Holding Co., Inc.	2,034,567	0.1
53,111	@	Conduent, Inc.	846,589	0.0
23,678	@	CoreLogic, Inc.	1,027,152	0.1
8,999	@	CoStar Group, Inc.	2,372,136	0.1
45,387		CSRA, Inc.	1,441,037	0.1
92,111	L	Cypress Semiconductor Corp.	1,257,315	0.1
57,502	@	Dell Technologies, Inc. Class V	3,513,947	0.2
15,328		Dolby Laboratories, Inc.	750,459	0.0
17,139		DST Systems, Inc.	1,057,476	0.1
79,416		DXC Technology Co.	6,092,795	0.3
13,218	@	EchoStar Corp.	802,333	0.0
14,051	@	Euronet Worldwide, Inc.	1,227,636	0.1
18,163	@	F5 Networks, Inc.	2,307,791	0.1
92,196		Fidelity National Information Services, Inc.	7,873,538	0.4
49,107	@,L	FireEye, Inc.	746,917	0.0
103,517	@	First Data Corp.	1,884,009	0.1
22,833	@	First Solar, Inc.	910,580	0.0
59,468	@	Fiserv, Inc.	7,275,315	0.4
25,733	@	FleetCor Technologies, Inc.	3,710,956	0.2
38,079		Flir Systems, Inc.	1,319,818	0.1
41,232	@	Fortinet, Inc.	1,543,726	0.1
24,559	@	Gartner, Inc.	3,033,282	0.2
37,800		Genpact Ltd.	1,051,974	0.1
42,554		Global Payments, Inc.	3,843,477	0.2
21,926	@	GoDaddy, Inc.	930,101	0.0
20,793	@	Guidewire Software, Inc.	1,428,687	0.1
34,169		Harris Corp.	3,727,154	0.2
19,559	@	IAC/InterActiveCorp	2,019,271	0.1
10,070	@	IPG Photonics Corp.	1,461,157	0.1
49,896		Jabil, Inc.	1,456,464	0.1
21,690		Jack Henry & Associates, Inc.	2,252,940	0.1
104,792		Juniper Networks, Inc.	2,921,601	0.2
51,719	@	Keysight Technologies, Inc.	2,013,421	0.1
43,990		KLA-Tencor Corp.	4,025,525	0.2
45,245		Lam Research Corp.	6,399,000	0.3
39,831		Leidos Holdings, Inc.	2,058,864	0.1
14,520		LogMeIn, Inc.	1,517,340	0.1
19,337	@	Manhattan Associates, Inc.	929,336	0.0
112,872		Marvell Technology Group Ltd.	1,864,645	0.1
10,260	@,L	Match Group, Inc.	178,319	0.0
78,853		Maxim Integrated Products	3,540,500	0.2
59,411		Microchip Technology, Inc.	4,585,341	0.2
32,310	@	Microsemi Corp.	1,512,108	0.1
45,849		Motorola Solutions, Inc.	3,976,942	0.2
29,807		National Instruments Corp.	1,198,838	0.1
33,776	@	NCR Corp.	1,379,412	0.1

See Accompanying Notes to Financial Statements

65

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
76,171		NetApp, Inc.	3,050,649	0.2
80,379	@	Nuance Communications, Inc.	1,399,398	0.1
116,883	@	ON Semiconductor Corp.	1,641,037	0.1
24,951	@	Palo Alto Networks, Inc.	3,338,693	0.2
63,377	@,L	Pandora Media, Inc.	565,323	0.0
90,173		Paychex, Inc.	5,134,451	0.3
32,141	@	PTC, Inc.	1,771,612	0.1
35,463	@	Qorvo, Inc.	2,245,517	0.1
49,672	@	Red Hat, Inc.	4,756,094	0.2
58,306		Sabre Corp.	1,269,322	0.1
46,887	@	ServiceNow, Inc.	4,970,022	0.3
51,705		Skyworks Solutions, Inc.	4,961,095	0.3
38,577	@	Splunk, Inc.	2,194,646	0.1
62,167	@	Square, Inc.	1,458,438	0.1
48,225		SS&C Technologies Holdings, Inc.	1,852,322	0.1
173,107		Symantec Corp.	4,890,273	0.3
42,002	@	Synopsys, Inc.	3,063,206	0.2
16,741	@	Tableau Software, Inc.	1,025,721	0.0
27,812	@	Take-Two Interactive Software, Inc.	2,040,845	0.1
36,210	@	Teradata Corp.	1,067,833	0.1
55,657		Teradyne, Inc.	1,671,380	0.1
50,844		Total System Services, Inc.	2,961,663	0.2
70,246	@	Trimble, Inc.	2,505,675	0.1
187,490	@	Twitter, Inc.	3,350,446	0.2
9,657	@	Tyler Technologies, Inc.	1,696,445	0.1
7,974	@,L	Ultimate Software Group, Inc.	1,675,018	0.1
11,651		Universal Display Corp.	1,272,872	0.1
45,001	@	Vantiv, Inc.	2,850,363	0.1
24,593	@,L	VeriSign, Inc.	2,286,165	0.1
30,458		Versum Materials, Inc.	989,885	0.0
81,847		Western Digital Corp.	7,251,644	0.4
132,214		Western Union Co.	2,518,677	0.1
10,981	@	WEX, Inc.	1,144,989	0.1
36,555	@	Workday, Inc.	3,545,835	0.2
64,302		Xerox Corp.	1,847,396	0.1
69,800		Xilinx, Inc.	4,489,536	0.2
14,654	@	Zebra Technologies Corp.	1,473,020	0.1
14,724	@	Zillow Group, Inc. - Class A	719,120	0.0
29,453	@,L	Zillow Group, Inc. - Class C	1,443,492	0.1
212,164	@	Zynga, Inc.	772,277	0.0
			274,632,483	14.5

		Materials: 5.5%
30,922		Albemarle Corp.	3,263,508	0.2
51,836		Alcoa Corp.	1,692,445	0.1
17,158		Aptargroup, Inc.	1,490,344	0.1
5,171		Ardagh Group SA	116,916	0.0
17,343		Ashland Global Holdings, Inc.	1,143,077	0.1
24,741		Avery Dennison Corp.	2,186,362	0.1
59,543	@	Axalta Coating Systems Ltd.	1,907,758	0.1
97,076		Ball Corp.	4,097,578	0.2
25,620		Bemis Co., Inc.	1,184,925	0.1
36,297	@	Berry Plastics Group, Inc.	2,069,292	0.1
17,127		Cabot Corp.	915,096	0.0
39,082		Celanese Corp.	3,710,445	0.2
65,340		CF Industries Holdings, Inc.	1,826,906	0.1
51,771		Chemours Co.	1,963,156	0.1
36,765	@	Crown Holdings, Inc.	2,193,400	0.1
17,450		Domtar Corp.	670,429	0.0
13,151		Eagle Materials, Inc.	1,215,415	0.1
40,832		Eastman Chemical Co.	3,429,480	0.2
37,486		FMC Corp.	2,738,352	0.1
379,978	@	Freeport-McMoRan, Inc.	4,563,536	0.2
86,821		Graphic Packaging Holding Co.	1,196,393	0.1
56,284		Huntsman Corp.	1,454,379	0.1
22,157		International Flavors & Fragrances, Inc.	2,991,195	0.2
115,514		International Paper Co.	6,539,248	0.3
17,600		Martin Marietta Materials, Inc.	3,917,408	0.2
98,485		Mosaic Co.	2,248,413	0.1
2,066		NewMarket Corp.	951,352	0.0
149,835		Newmont Mining Corp.	4,853,156	0.3
89,539		Nucor Corp.	5,181,622	0.3
46,187		Olin Corp.	1,398,542	0.1
45,469	@	Owens-Illinois, Inc.	1,087,619	0.1
26,170		Packaging Corp. of America	2,915,076	0.2
61,934	@	Platform Specialty Products Corp.	785,323	0.0
19,842		Reliance Steel & Aluminum Co.	1,444,696	0.1
18,227		Royal Gold, Inc.	1,424,805	0.1
36,725		RPM International, Inc.	2,003,349	0.1
12,311		Scotts Miracle-Gro Co.	1,101,342	0.1
54,533		Sealed Air Corp.	2,440,897	0.1
20,772		Silgan Holdings, Inc.	660,134	0.0
27,449		Sonoco Products Co.	1,411,428	0.1
22,980		Southern Copper Corp.	795,797	0.0
65,168		Steel Dynamics, Inc.	2,333,666	0.1
86,470		Tahoe Resources, Inc.	745,371	0.0
57,354		Valvoline, Inc.	1,360,437	0.1
36,846		Vulcan Materials Co.	4,667,651	0.2
9,978		Westlake Chemical Corp.	660,643	0.0
69,620		WestRock Co.	3,944,669	0.2
19,096		WR Grace & Co.	1,375,103	0.1
			104,268,134	5.5

		Real Estate: 9.7%
25,233		Alexandria Real Estate Equities, Inc.	3,039,820	0.2
37,477		American Campus Communities, Inc.	1,772,662	0.1
63,431		American Homes 4 Rent	1,431,638	0.1
43,742		Apartment Investment & Management Co.	1,879,594	0.1
58,813		Apple Hospitality REIT, Inc.	1,100,391	0.1
38,618		AvalonBay Communities, Inc.	7,421,221	0.4
43,192		Boston Properties, Inc.	5,313,480	0.3
48,406		Brandywine Realty Trust	848,557	0.0
85,541		Brixmor Property Group, Inc.	1,529,473	0.1
24,148		Camden Property Trust	2,064,895	0.1
82,322	@	CBRE Group, Inc.	2,996,521	0.2
150,821		Colony NorthStar, Inc.	2,125,068	0.1
34,309		Columbia Property Trust, Inc.	767,835	0.0

See Accompanying Notes to Financial Statements

66

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
33,017		CoreCivic, Inc.	910,609	0.0
9,496		Coresite Realty Corp.	983,121	0.0
27,901		Corporate Office Properties Trust SBI MD	977,372	0.0
50,420		CubeSmart	1,212,097	0.1
24,263		CyrusOne, Inc.	1,352,662	0.1
25,830		DCT Industrial Trust, Inc.	1,380,355	0.1
86,632		DDR Corp.	785,752	0.0
44,776		Digital Realty Trust, Inc.	5,057,449	0.3
40,644		Douglas Emmett, Inc.	1,553,007	0.1
99,682		Duke Realty Corp.	2,786,112	0.1
21,686		DuPont Fabros Technology, Inc.	1,326,316	0.1
35,703		Empire State Realty Trust, Inc.	741,551	0.0
17,575		EPR Properties	1,263,115	0.1
33,732	@	Equity Commonwealth	1,065,931	0.1
22,793		Equity Lifestyle Properties, Inc.	1,967,948	0.1
18,326		Essex Property Trust, Inc.	4,714,730	0.2
34,104		Extra Space Storage, Inc.	2,660,112	0.1
20,168		Federal Realty Investment Trust	2,549,034	0.1
64,072		Forest City Realty Trust, Inc.	1,548,620	0.1
55,158		Gaming and Leisure Properties, Inc.	2,077,802	0.1
172,804		GGP, Inc.	4,071,262	0.2
131,628		HCP, Inc.	4,206,831	0.2
54,997		Healthcare Trust of America, Inc.	1,710,957	0.1
28,151		Highwoods Properties, Inc.	1,427,537	0.1
45,501		Hospitality Properties Trust	1,326,354	0.1
204,713		Host Hotels & Resorts, Inc.	3,740,107	0.2
9,535	@	Howard Hughes Corp.	1,171,279	0.1
43,746		Hudson Pacific Properties, Inc.	1,495,676	0.1
24,618		Invitation Homes, Inc.	532,487	0.0
73,536		Iron Mountain, Inc.	2,526,697	0.1
12,653		Jones Lang LaSalle, Inc.	1,581,625	0.1
27,039		Kilroy Realty Corp.	2,031,981	0.1
115,749		Kimco Realty Corp.	2,123,994	0.1
23,208		Lamar Advertising Co.	1,707,413	0.1
41,235		Liberty Property Trust	1,678,677	0.1
12,835	L	Life Storage, Inc.	951,074	0.0
38,324		Macerich Co.	2,225,091	0.1
101,465		Medical Properties Trust, Inc.	1,305,855	0.1
31,766		Mid-America Apartment Communities, Inc.	3,347,501	0.2
41,652		National Retail Properties, Inc.	1,628,593	0.1
54,493	L	Omega Healthcare Investors, Inc.	1,799,359	0.1
38,802		Outfront Media, Inc.	897,102	0.0
55,571		Paramount Group, Inc.	889,136	0.0
36,086		Park Hotels & Resorts, Inc.	972,879	0.0
40,613		Piedmont Office Realty Trust, Inc.	856,122	0.0
147,871		ProLogis, Inc.	8,671,155	0.5
36,000		Rayonier, Inc.	1,035,720	0.1
38,105		Realogy Holdings Corp.	1,236,507	0.1
76,592		Realty Income Corp.	4,226,347	0.2
41,783		Regency Centers Corp.	2,617,287	0.1
66,377		Retail Properties of America, Inc.	810,463	0.0
33,669	@	SBA Communications Corp.	4,541,948	0.2
65,960		Senior Housing Properties Trust	1,348,222	0.1
27,801		SL Green Realty Corp.	2,941,346	0.2
135,695		Spirit Realty Capital, Inc.	1,005,500	0.1
47,740		STORE Capital Corp.	1,071,763	0.1
20,086		Sun Communities, Inc.	1,761,341	0.1
26,216		Tanger Factory Outlet Centers, Inc.	681,092	0.0
16,510		Taubman Centers, Inc.	983,171	0.0
74,403		UDR, Inc.	2,899,485	0.2
46,389	@	Uniti Group, Inc.	1,166,219	0.1
99,458		Ventas, Inc.	6,910,342	0.4
273,881		VEREIT, Inc.	2,229,391	0.1
48,223		Vornado Realty Trust	4,528,140	0.2
33,610		Weingarten Realty Investors	1,011,661	0.1
102,837		Welltower, Inc.	7,697,349	0.4
209,335		Weyerhaeuser Co.	7,012,723	0.4
29,567	L	WP Carey, Inc.	1,951,718	0.1
			183,749,329	9.7

		Telecommunication Services: 0.6%
151,478	L	CenturyLink, Inc.	3,617,295	0.2
82,845	@	Level 3 Communications, Inc.	4,912,708	0.3
27,098		Telephone & Data Systems, Inc.	751,970	0.0
3,916	@	United States Cellular Corp.	150,061	0.0
52,107	@	Zayo Group Holdings, Inc.	1,610,106	0.1
			11,042,140	0.6

		Utilities: 6.1%
185,198		AES Corp.	2,057,550	0.1
63,934		Alliant Energy Corp.	2,568,229	0.1
68,019		Ameren Corp.	3,718,599	0.2
50,046		American Water Works Co., Inc.	3,901,086	0.2
49,855		Aqua America, Inc.	1,660,171	0.1
28,880		Atmos Energy Corp.	2,395,596	0.1
15,860		Avangrid, Inc.	700,219	0.0
100,693	@	Calpine Corp.	1,362,376	0.1
120,994		Centerpoint Energy, Inc.	3,312,816	0.2
78,373		CMS Energy Corp.	3,624,751	0.2
85,894		Consolidated Edison, Inc.	6,941,953	0.4
50,197		DTE Energy Co.	5,310,341	0.3
89,109		Edison International	6,967,433	0.4
50,377		Entergy Corp.	3,867,442	0.2
88,997		Eversource Energy	5,403,008	0.3
124,598		FirstEnergy Corp.	3,633,278	0.2
60,403		Great Plains Energy, Inc.	1,768,600	0.1
30,315		Hawaiian Electric Industries	981,600	0.1
54,411		MDU Resources Group, Inc.	1,425,568	0.1
22,517		National Fuel Gas Co.	1,257,349	0.1

See Accompanying Notes to Financial Statements

67

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
91,033		NiSource, Inc.	2,308,597	0.1
83,880		NRG Energy, Inc.	1,444,414	0.1
55,895		OGE Energy Corp.	1,944,587	0.1
31,166		Pinnacle West Capital Corp.	2,654,096	0.1
192,203		PPL Corp.	7,430,568	0.4
141,848		Public Service Enterprise Group, Inc.	6,100,882	0.3
36,892		SCANA Corp.	2,472,133	0.1
70,466		Sempra Energy	7,945,041	0.4
48,441		UGI Corp.	2,345,029	0.1
23,300		Vectren Corp.	1,361,652	0.1
67,648	L	Vistra Energy Corp.	1,135,810	0.1
88,612		WEC Energy Group, Inc.	5,439,004	0.3
39,730		Westar Energy, Inc.	2,106,485	0.1
142,550		Xcel Energy, Inc.	6,540,194	0.3
			114,086,457	6.1

	Total Common Stock
	(Cost $1,022,083,793)		1,853,386,238	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
	Securities Lending Collateralcc: 2.7%
1,626,236	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $1,626,384, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,658,761, due 07/28/17-09/09/49)	1,626,236	0.1
12,042,459	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $12,043,597, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $12,283,308, due 07/15/17-05/20/67)	12,042,459	0.6
12,042,459	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $12,043,597, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $12,283,308, due 07/13/17-12/01/51)	12,042,459	0.6
1,979,488	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $1,979,660, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $2,019,081, due 07/15/17-01/15/37)	1,979,488	0.1
972,236	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $972,336, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $991,686, due 07/07/17-01/15/30)	972,236	0.1
9,988,133	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $9,989,061, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $10,187,896, due 07/10/17-06/20/67)	9,988,133	0.5

See Accompanying Notes to Financial Statements

68

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
12,052,400	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $12,053,688, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $12,293,413, due 01/15/19-02/15/46)	12,052,400	0.7
		50,703,411	2.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
32,973,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $32,973,000)	32,973,000	1.7

	Total Short-Term Investments
	(Cost $83,676,411)	83,676,411	4.4

	Total Investments in Securities (Cost $1,105,760,204)	$1,937,062,649	102.5
	Liabilities in Excess of Other Assets	(47,321,205)	(2.5)
	Net Assets	$1,889,741,444	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
**	Investment in affiliate

Cost for federal income tax purposes is $1,118,058,466.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$892,040,313
Gross Unrealized Depreciation	(73,036,130)

Net Unrealized Appreciation	$819,004,183

See Accompanying Notes to Financial Statements

69

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 12.2%
30,117		Aarons, Inc.	1,171,551	0.1
30,822		Abercrombie & Fitch Co.	383,426	0.1
9,787		Acushnet Holdings Corp.	194,174	0.0
28,875		Adtalem Global Education, Inc.	1,095,806	0.1
24,689	L	AMC Entertainment Holdings, Inc.	561,675	0.1
36,449	@	American Axle & Manufacturing Holdings, Inc.	568,604	0.1
75,970		American Eagle Outfitters, Inc.	915,438	0.1
26,463	@,L	American Outdoor Brands Corp.	586,420	0.1
9,339	@	American Public Education, Inc.	220,867	0.0
5,306	@,L	America's Car-Mart, Inc.	206,403	0.0
9,492	@	Asbury Automotive Group, Inc.	536,773	0.1
86,839	@	Ascena Retail Group, Inc.	186,704	0.0
8,062	@	Ascent Capital Group, Inc.	123,832	0.0
20,678	@	Barnes & Noble Education, Inc.	219,807	0.0
28,602		Barnes & Noble, Inc.	217,375	0.0
7,176		Bassett Furniture Industries, Inc.	272,329	0.0
17,040	@	Beazer Homes USA, Inc.	233,789	0.0
41,324	@	Belmond Ltd.	549,609	0.1
7,936		Big 5 Sporting Goods Corp.	103,565	0.0
20,267	L	Big Lots, Inc.	978,896	0.1
736	@	Biglari Holdings, Inc.	294,209	0.0
9,601	@	BJ's Restaurants, Inc.	357,637	0.0
47,376		Bloomin Brands, Inc.	1,005,792	0.1
9,829		Bob Evans Farms, Inc.	706,017	0.1
5,638	@	Bojangles', Inc.	91,617	0.0
8,018	@,L	Boot Barn Holdings, Inc.	56,767	0.0
38,688		Boyd Gaming Corp.	959,849	0.1
6,841	@	Bridgepoint Education, Inc.	100,973	0.0
21,522		Brinker International, Inc.	819,988	0.1
13,913	L	Buckle, Inc.	247,651	0.0
7,730	@	Buffalo Wild Wings, Inc.	979,391	0.1
23,715	@,L	Caesars Acquisition Co.	451,771	0.1
26,916	@,L	Caesars Entertainment Corp.	322,992	0.0
20,383		Caleres, Inc.	566,240	0.1
44,233		Callaway Golf Co.	565,298	0.1
4,588		Camping World Holdings, Inc.	141,540	0.0
5,879		Capella Education Co.	503,242	0.1
34,348	@	Career Education Corp.	329,741	0.0
19,139	@	Carrols Restaurant Group, Inc.	234,453	0.0
6,670	@,L	Carvana Co.	136,535	0.0
13,718		Cato Corp.	241,300	0.0
4,197	@	Cavco Industries, Inc.	544,141	0.1
46,348	@,L	Central European Media Enterprises Ltd.	185,392	0.0
11,407	@	Century Communities, Inc.	282,894	0.0
20,594		Cheesecake Factory	1,035,878	0.1
39,586	@,L	Chegg, Inc.	486,512	0.1
58,999		Chico's FAS, Inc.	555,771	0.1
8,424		Childrens Place Retail Stores, Inc.	860,090	0.1
6,440		Churchill Downs, Inc.	1,180,452	0.1
9,004	@	Chuy's Holdings, Inc.	210,694	0.0
9,157		Citi Trends, Inc.	194,312	0.0
22,912		Clear Channel Outdoor Holdings, Inc.	111,123	0.0
28,813		ClubCorp Holdings, Inc.	377,450	0.1
13,082		Columbia Sportswear Co.	759,541	0.1
11,254	@,L	Conn's, Inc.	214,951	0.0
12,167	@	Container Store Group, Inc.	72,029	0.0
25,246		Cooper Tire & Rubber Co.	911,381	0.1
7,797	@	Cooper-Standard Holdings, Inc.	786,483	0.1
21,483		Core-Mark Holding Co., Inc.	710,228	0.1
8,750	L	Cracker Barrel Old Country Store, Inc.	1,463,437	0.2
39,105	@	CROCS, Inc.	301,500	0.0
7,400		CSS Industries, Inc.	193,584	0.0
6,414		Culp, Inc.	208,455	0.0
783	@,L	Daily Journal Corp.	161,517	0.0
67,557		Dana, Inc.	1,508,548	0.2
18,926	@	Dave & Buster's Entertainment, Inc.	1,258,768	0.1
14,812	@	Deckers Outdoor Corp.	1,011,067	0.1
14,576	@	Del Frisco's Restaurant Group, Inc.	234,674	0.0
12,007	@	Del Taco Restaurants, Inc.	165,096	0.0
46,184	@	Denny's Corp.	543,586	0.1
6,115	L	Dillard's, Inc.	352,774	0.0
7,845		DineEquity, Inc.	345,572	0.0
12,292	@	Dorman Products, Inc.	1,017,409	0.1
29,225		DSW, Inc.	517,283	0.1
5,829	@,L	Duluth Holdings, Inc.	106,146	0.0
9,713	@	El Pollo Loco Holdings, Inc.	134,525	0.0
21,469	@	Eldorado Resorts, Inc.	429,380	0.1
7,301		Emerald Expositions Events, Inc.	159,892	0.0
19,392	L	Entercom Communications Corp.	200,707	0.0
32,940		Entravision Communications Corp.	217,404	0.0
15,305	@,L	Eros International PLC	175,242	0.0
10,858		Ethan Allen Interiors, Inc.	350,713	0.0
53,483	@,L	Etsy, Inc.	802,245	0.1
28,781	@	EW Scripps Co.	512,590	0.1
33,207	@	Express, Inc.	224,147	0.0

See Accompanying Notes to Financial Statements

70

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
13,014	@	Fiesta Restaurant Group, Inc.	268,739	0.0
19,741		Finish Line, Inc.	279,730	0.0
25,304	@	Five Below, Inc.	1,249,258	0.1
3,544		Flexsteel Industries, Inc.	191,766	0.0
19,208	@,L	Fossil Group, Inc.	198,803	0.0
16,233	@	Fox Factory Holding Corp.	577,895	0.1
20,638	@	Francesca's Holdings Corp.	225,780	0.0
19,503	L	Fred's, Inc.	180,013	0.0
11,591	@	FTD Cos, Inc.	231,820	0.0
52,723		Gannett Co., Inc.	459,745	0.1
10,174	@	Genesco, Inc.	344,899	0.0
16,509	@	Gentherm, Inc.	640,549	0.1
20,057	@	G-III Apparel Group Ltd.	500,422	0.1
27,303	@	Global Eagle Entertainment, Inc.	97,199	0.0
31,822	L	GNC Holdings, Inc.	268,259	0.0
8,931	@	Golden Entertainment, Inc.	184,961	0.0
46,683	@,L	GoPro, Inc.	379,533	0.1
21,691	@	Grand Canyon Education, Inc.	1,700,791	0.2
32,706	@	Gray Television, Inc.	448,072	0.1
14,298	@	Green Brick Partners, Inc.	163,712	0.0
9,288		Group 1 Automotive, Inc.	588,116	0.1
152,428	@,L	Groupon, Inc.	585,324	0.1
26,649	L	Guess?, Inc.	340,574	0.0
7,157	@,L	Habit Restaurants, Inc.	113,081	0.0
11,854		Haverty Furniture Cos., Inc.	297,535	0.0
12,727	@	Helen of Troy Ltd.	1,197,611	0.1
12,007	@,L	Hibbett Sporting Goods, Inc.	249,145	0.0
4,832		Hooker Furniture Corp.	198,837	0.0
11,062	@	Horizon Global Corp.	158,850	0.0
57,708	@	Houghton Mifflin Harcourt Co.	709,808	0.1
71,713	@	Hovnanian Enterprises, Inc.	200,796	0.0
14,572		HSN, Inc.	464,847	0.1
24,215	@	Iconix Brand Group, Inc.	167,326	0.0
53,119		ILG, Inc.	1,460,241	0.2
26,924	@,L	Imax Corp.	592,328	0.1
9,902	@	Installed Building Products, Inc.	524,311	0.1
10,981		International Speedway Corp.	412,337	0.1
7,264	@	Intrawest Resorts Holdings, Inc.	172,447	0.0
12,362	@	iRobot Corp.	1,040,139	0.1
9,937	@	J Alexander's Holdings, Inc.	121,728	0.0
15,096		Jack in the Box, Inc.	1,486,956	0.2
138,603	@,L	JC Penney Co., Inc.	644,504	0.1
1,971		Johnson Outdoors, Inc.	95,022	0.0
17,375	@	K12, Inc.	311,360	0.0
35,115		KB Home	841,707	0.1
10,231	@	Kirkland's, Inc.	105,175	0.0
38,884	@	La Quinta Holdings, Inc.	574,317	0.1
9,126	@,L	Lands' End, Inc.	135,977	0.0
15,852	@	Laureate Education Inc.- Class A	277,886	0.0
22,281		La-Z-Boy, Inc.	724,133	0.1
10,816		LCI Industries	1,107,558	0.1
8,785	@,L	LGI Homes, Inc.	352,981	0.0
16,424		Libbey, Inc.	132,377	0.0
20,413	@	Liberty Media Corp. - Braves C	489,300	0.1
35,163	@	Liberty TripAdvisor Holdings, Inc.	407,891	0.1
8,643		Lifetime Brands, Inc.	156,870	0.0
10,809		Lithia Motors, Inc.	1,018,532	0.1
6,350	@	Loral Space & Communications, Inc.	263,843	0.0
12,770	@,L	Lumber Liquidators Holdings, Inc.	320,016	0.0
16,321	@	M/I Homes, Inc.	465,965	0.1
10,529	@	Malibu Boats, Inc.	272,385	0.0
14,079		Marcus Corp.	425,186	0.1
12,935	@	MarineMax, Inc.	252,879	0.0
10,540		Marriott Vacations Worldwide Corp.	1,241,085	0.1
6,941	@	MCBC Holdings, Inc.	135,697	0.0
17,945		MDC Holdings, Inc.	633,997	0.1
25,906		MDC Partners, Inc.	256,469	0.0
17,531		Meredith Corp.	1,042,218	0.1
17,965	@	Meritage Homes Corp.	758,123	0.1
22,633	@	Modine Manufacturing Co.	374,576	0.1
3,433	@	Monarch Casino & Resort, Inc.	103,848	0.0
14,530		Monro Muffler Brake, Inc.	606,628	0.1
9,322	@	Motorcar Parts of America, Inc.	263,253	0.0
8,397		Movado Group, Inc.	212,024	0.0
27,457	@	MSG Networks, Inc.	616,410	0.1
2,561		Nacco Industries, Inc.	181,447	0.0
33,589		National CineMedia, Inc.	249,230	0.0
16,148	@	Nautilus, Inc.	309,234	0.0
21,269		New Media Investment Group, Inc.	286,706	0.0
57,546		New York Times Co.	1,018,564	0.1
20,879		Nexstar Media Group, Inc.	1,248,564	0.1
14,068		Nutri/System, Inc.	732,239	0.1
240,430		Office Depot, Inc.	1,356,025	0.2
21,093	@	Ollie's Bargain Outlet Holdings, Inc.	898,562	0.1
8,428	@	Overstock.com, Inc.	137,376	0.0
6,896		Oxford Industries, Inc.	430,931	0.1
12,318		Papa John's International, Inc.	883,940	0.1
12,928	@,L	Party City Holdco, Inc.	202,323	0.0
39,066	@	Penn National Gaming, Inc.	836,012	0.1
8,564	@	Perry Ellis International, Inc.	166,655	0.0
9,199	L	PetMed Express, Inc.	373,479	0.1
17,259	@	Pico Holdings, Inc.	302,033	0.0
41,145		Pier 1 Imports, Inc.	213,543	0.0
28,303	@	Pinnacle Entertainment, Inc.	559,267	0.1
38,903		Planet Fitness, Inc.	907,996	0.1
14,546	@	Potbelly Corp.	167,279	0.0
6,548	@	Red Robin Gourmet Burgers, Inc.	427,257	0.1
30,083		Red Rock Resorts, Inc.	708,455	0.1
23,379	@	Regis Corp.	240,102	0.0
23,850	L	Rent-A-Center, Inc.	279,522	0.0

See Accompanying Notes to Financial Statements

71

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
16,151	@,L	RH	1,042,063	0.1
40,052	@	Ruby Tuesday, Inc.	80,505	0.0
19,713		Ruth's Hospitality Group, Inc.	428,758	0.1
12,092		Scholastic Corp.	527,090	0.1
24,650	@	Scientific Games Corp.	643,365	0.1
31,516	L	SeaWorld Entertainment, Inc.	512,765	0.1
20,254	@	Select Comfort Corp.	718,814	0.1
25,485	@,L	Sequential Brands Group, Inc.	101,685	0.0
9,277	@,L	Shake Shack, Inc.	323,582	0.0
16,367	@	Shutterfly, Inc.	777,433	0.1
33,743	L	Sinclair Broadcast Group, Inc.	1,110,145	0.1
14,478		Sonic Automotive, Inc.	281,597	0.0
21,543		Sonic Corp.	570,674	0.1
21,869	@	Sotheby's	1,173,709	0.1
9,596		Speedway Motorsports, Inc.	175,319	0.0
17,638	@,L	Sportsman's Warehouse Holdings, Inc.	95,245	0.0
11,155		Standard Motor Products, Inc.	582,514	0.1
28,709	@	Steven Madden Ltd.	1,146,925	0.1
16,416	@	Stoneridge, Inc.	252,971	0.0
5,070		Strayer Education, Inc.	472,625	0.1
8,499	L	Sturm Ruger & Co., Inc.	528,213	0.1
12,229		Superior Industries International	251,306	0.0
23,424	L	Tailored Brands, Inc.	261,412	0.0
27,050	@,L	Taylor Morrison Home Corp.	649,471	0.1
24,308		Tenneco, Inc.	1,405,732	0.2
30,143		Texas Roadhouse, Inc.	1,535,786	0.2
14,617		Tile Shop Holdings, Inc.	301,841	0.0
5,225		Tilly's, Inc.	53,034	0.0
48,135		Time, Inc.	690,737	0.1
17,751	@	TopBuild Corp.	942,046	0.1
10,719		Tower International, Inc.	240,642	0.0
64,776	@	TRI Pointe Group, Inc.	854,395	0.1
13,748	@,L	Tronc, Inc.	177,212	0.0
8,369	@	Unifi, Inc.	257,765	0.0
6,895	@	Universal Electronics, Inc.	460,931	0.1
13,261	@	Vera Bradley, Inc.	129,693	0.0
25,929	@	Vista Outdoor, Inc.	583,662	0.1
13,099	@	Vitamin Shoppe, Inc.	152,603	0.0
12,411	@	VOXX International Corp.	101,770	0.0
13,138	@,L	Weight Watchers International, Inc.	439,072	0.1
4,441		Weyco Group, Inc.	123,815	0.0
10,269	@	William Lyon Homes	247,894	0.0
11,653	L	Wingstop, Inc.	360,078	0.0
14,717		Winnebago Industries	515,095	0.1
45,175		Wolverine World Wide, Inc.	1,265,352	0.1
16,755	L	World Wrestling Entertainment, Inc.	341,299	0.0
17,709	@	Zagg, Inc.	153,183	0.0
10,691	@	Zoe's Kitchen, Inc.	127,330	0.0
11,485	@	Zumiez, Inc.	141,840	0.0
			113,237,838	12.2

		Consumer Staples: 2.6%
15,006	@,L	Amplify Snack Brands, Inc.	144,658	0.0
13,315		Andersons, Inc.	454,707	0.1
30,430	L	B&G Foods, Inc.	1,083,308	0.1
4,104	@,L	Boston Beer Co., Inc.	542,344	0.1
7,590	L	Calavo Growers, Inc.	524,089	0.1
14,581	@,L	Cal-Maine Foods, Inc.	577,408	0.1
52,875	@	Castle Brands, Inc.	90,945	0.0
20,763	@	Central Garden and Pet Co.	623,305	0.1
10,145	@,L	Chefs' Warehouse Holdings, Inc.	131,885	0.0
2,416		Coca-Cola Bottling Co. Consolidated	552,950	0.1
5,020	@	Craft Brew Alliance, Inc.	84,587	0.0
74,448	@	Darling Ingredients, Inc.	1,171,811	0.1
41,230		Dean Foods Co.	700,910	0.1
9,371	@,L	elf Beauty, Inc.	254,985	0.0
2,999	@	Farmer Bros Co.	90,720	0.0
15,395		Fresh Del Monte Produce, Inc.	783,759	0.1
11,316	@,L	Freshpet, Inc.	187,846	0.0
37,410	@,L	Hostess Brands, Inc.	602,301	0.1
55,769	@	HRG Group, Inc.	987,669	0.1
8,252		Ingles Markets, Inc.	274,792	0.0
8,094		Inter Parfums, Inc.	296,645	0.0
7,640		J&J Snack Foods Corp.	1,009,015	0.1
4,492		John B Sanfilippo & Son, Inc.	283,490	0.0
8,517		Lancaster Colony Corp.	1,044,354	0.1
21,679	@	Landec Corp.	321,933	0.0
4,058		Limoneira Co.	95,891	0.0
3,852		Medifast, Inc.	159,742	0.0
6,639		MGP Ingredients, Inc.	339,718	0.0
5,610	L	National Beverage Corp.	524,872	0.1
4,412		Natural Health Trends Corp.	122,874	0.0
2,394		Nutraceutical International Corp.	99,710	0.0
11,668		Omega Protein Corp.	208,857	0.0
5,940	L	Orchids Paper Products Co.	76,923	0.0
32,402	@	Performance Food Group Co.	887,815	0.1
9,978		Pricesmart, Inc.	874,073	0.1
14,347	@	Primo Water Corp.	182,207	0.0
6,135	@	Revlon, Inc. - Class A	145,399	0.0
9,629		Sanderson Farms, Inc.	1,113,594	0.1
5,776	@	Seneca Foods Corp.	179,345	0.0
10,390	@	Smart & Final Stores, Inc.	94,549	0.0
39,439	L	Snyders-Lance, Inc.	1,365,378	0.2
17,124		SpartanNash Co.	444,539	0.1
120,015	@	SUPERVALU, Inc.	394,849	0.1
9,862		Tootsie Roll Industries, Inc.	343,691	0.0
3,066	@	Turning Point Brands, Inc.	47,032	0.0
22,871	@	United Natural Foods, Inc.	839,366	0.1
11,351		Universal Corp.	734,410	0.1
5,712	@	USANA Health Sciences, Inc.	366,139	0.0
40,731		Vector Group Ltd.	868,385	0.1
7,271		WD-40 Co.	802,355	0.1

See Accompanying Notes to Financial Statements

72

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
6,563		Weis Markets, Inc.	319,749	0.0
			24,451,878	2.6

		Energy: 3.5%
73,546	@	Abraxas Petroleum Corp.	119,145	0.0
13,419		Alon USA Energy, Inc.	178,741	0.0
10,195	L	Arch Coal, Inc.	696,318	0.1
31,248		Archrock, Inc.	356,227	0.1
14,753	L	Ardmore Shipping Corp.	120,237	0.0
35,443	@,L	Atwood Oceanics, Inc.	288,860	0.0
8,014	@	Basic Energy Services, Inc.	199,549	0.0
32,198	@	Bill Barrett Corp.	98,848	0.0
9,593	@	Bonanza Creek Energy, Inc.	304,194	0.0
16,965	L	Bristow Group, Inc.	129,782	0.0
21,662	@	C&J Energy Services, Inc.	742,357	0.1
19,162	@,L	California Resources Corp.	163,835	0.0
93,670	@	Callon Petroleum Co.	993,839	0.1
11,620	@,L	CARBO Ceramics, Inc.	79,597	0.0
28,742	@	Carrizo Oil & Gas, Inc.	500,686	0.1
54,979	@	Clean Energy Fuels Corp.	139,647	0.0
31,246	@	Cloud Peak Energy, Inc.	110,298	0.0
11,735	@	Contango Oil & Gas Co.	77,920	0.0
6,698	L	CVR Energy, Inc.	145,748	0.0
27,817		Delek US Holdings, Inc.	735,481	0.1
178,719	@	Denbury Resources, Inc.	273,440	0.0
46,770		DHT Holdings, Inc.	194,096	0.0
30,829	@,L	Diamond Offshore Drilling	333,878	0.1
15,747	@	Dorian L.P.G Ltd.	128,810	0.0
17,630	@	Dril-Quip, Inc.	860,344	0.1
38,699	@	Eclipse Resouces Corp.	110,679	0.0
14,402	@	Energy XXI Gulf Coast, Inc.	267,445	0.0
138,049		Ensco PLC	712,333	0.1
21,960	@,L	EP Energy Corp.	80,374	0.0
14,054	@	Era Group, Inc.	132,951	0.0
10,656		Evolution Petroleum Corp.	86,314	0.0
15,228	@	Exterran Corp.	406,588	0.1
70,711	@,L	Fairmount Santrol Holdings, Inc.	275,773	0.0
30,740	@	Forum Energy Technologies, Inc.	479,544	0.1
21,717	L	Frank's International N.V.	180,034	0.0
32,821	L	Frontline Ltd./Bermuda	188,064	0.0
21,754	L	GasLog Ltd.	331,749	0.1
102,710	@	Gastar Exploration, Inc.	95,109	0.0
23,024	@,L	Gener8 Maritime, Inc.	131,007	0.0
8,842	@	Geospace Technologies Corp.	122,285	0.0
44,301	L	Golar LNG Ltd.	985,697	0.1
18,001		Green Plains, Inc.	369,921	0.1
26,756	@	Halcon Resources Corp.	121,472	0.0
63,367	@	Helix Energy Solutions Group, Inc.	357,390	0.1
18,763	@	Independence Contract Drilling, Inc.	72,988	0.0
13,473	@	International Seaways, Inc.	291,960	0.0
16,609	@,L	Jagged Peak Energy, Inc.	221,730	0.0
33,571	@,L	Jones Energy, Inc.	53,714	0.0
14,972	@,L	Keane Group, Inc.	239,552	0.0
5,060	@,L	Key Energy Services, Inc.	97,354	0.0
20,088	@,L	Lilis Energy, Inc.	98,431	0.0
5,499	@	Mammoth Energy Services, Inc.	102,281	0.0
41,733	@,L	Matador Resources Co.	891,834	0.1
16,344	@	Matrix Service Co.	152,816	0.0
126,977	@	McDermott International, Inc.	910,425	0.1
9,464	@	Natural Gas Services Group, Inc.	235,180	0.0
6,192	@	NCS Multistage Holdings, Inc.	155,915	0.0
43,922	@	Newpark Resources, Inc.	322,827	0.1
107,091		Noble Corp. PLC	387,669	0.1
46,032	L	Nordic American Tankers Ltd.	291,843	0.0
108,142	@	Oasis Petroleum, Inc.	870,543	0.1
22,262	@	Oil States International, Inc.	604,413	0.1
21,710	@	Overseas Shipholding Group, Inc.	57,749	0.0
19,222	@	Pacific Ethanol, Inc.	120,137	0.0
10,651		Panhandle Oil and Gas, Inc.	246,038	0.0
16,128	@,L	Par Pacific Holdings, Inc.	290,949	0.0
79,644	@	Parker Drilling Co.	107,519	0.0
31,103	@	PDC Energy, Inc.	1,340,850	0.2
23,041	@,L	Peabody Energy Corp.	563,352	0.1
6,870	@,L	Penn Virginia Corp.	252,473	0.0
8,960	@	PHI, Inc.	87,450	0.0
39,530	@	Pioneer Energy Services Corp.	81,037	0.0
12,605	@,L	ProPetro Holding Corp.	175,966	0.0
22,206	@	Renewable Energy Group, Inc.	287,568	0.0
10,138	@,L	Resolute Energy Corp.	301,808	0.0
3,248	@	REX American Resources Corp.	313,627	0.1
7,027	@	RigNet, Inc.	112,783	0.0
21,296	@	Ring Energy, Inc.	276,848	0.0
54,079	@	Rowan Companies PLC	553,769	0.1
33,214	@,L	Sanchez Energy Corp.	238,477	0.0
17,155	@,L	SandRidge Energy, Inc.	295,238	0.0
79,987		Scorpio Tankers, Inc.	317,548	0.1
7,276	@	SEACOR Holdings, Inc.	249,567	0.0
7,315	@	SEACOR Marine Holdings, Inc.	148,933	0.0
30,557		SemGroup Corp. - Class A	825,039	0.1
29,395	L	Ship Finance International Ltd.	399,772	0.1
3,404	@,L	SilverBow Resources, Inc.	89,049	0.0
9,431	@,L	Smart Sand Inc.	84,030	0.0
94,716	@	SRC Energy, Inc.	637,439	0.1
8,976	@	Stone Energy Corp.	164,979	0.0
68,375	@	Superior Energy Services	713,151	0.1
22,518	L	Teekay Corp.	150,195	0.0

See Accompanying Notes to Financial Statements

73

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
63,186		Teekay Tankers Ltd. Class A	118,790	0.0
26,204	@,L	Tellurian, Inc.	262,826	0.0
24,546	@	Tesco Corp.	109,230	0.0
49,988	@	Tetra Technologies, Inc.	139,467	0.0
92,186	@	Ultra Petroleum Corp.	1,000,218	0.1
23,453	@	Unit Corp.	439,275	0.1
65,225	@,L	Uranium Energy Corp.	103,708	0.0
37,811		US Silica Holdings, Inc.	1,341,912	0.2
42,063	@	W&T Offshore, Inc.	82,443	0.0
12,010	@,L	Westmoreland Coal Co.	58,489	0.0
10,063	@	WildHorse Resource Development Corp.	124,479	0.0
27,811	@	Willbros Group, Inc.	68,693	0.0
			32,740,951	3.5

		Financials: 17.7%
11,027		1st Source Corp.	528,634	0.1
6,658		Access National Corp.	176,570	0.0
13,822		AG Mortgage Investment Trust, Inc.	252,943	0.0
6,910	@	Allegiance Bancshares, Inc.	264,653	0.0
21,247	@	Ambac Financial Group, Inc.	368,635	0.0
38,426		American Equity Investment Life Holding Co.	1,009,835	0.1
18,231		Ameris Bancorp.	878,734	0.1
9,794		Amerisafe, Inc.	557,768	0.1
7,323		Ames National Corp.	224,084	0.0
38,324	L	Amtrust Financial Services, Inc.	580,225	0.1
77,385		Anworth Mortgage Asset Corp.	465,084	0.1
43,594		Apollo Commercial Real Estate Finance, Inc.	808,669	0.1
9,499		Ares Commercial Real Estate Corp.	124,342	0.0
14,125		Argo Group International Holdings Ltd.	855,975	0.1
19,601	L	ARMOUR Residential REIT, Inc.	490,025	0.1
7,294		Arrow Financial Corp.	230,855	0.0
19,377		Artisan Partners Asset Management, Inc.	594,874	0.1
3,895		Associated Capital Group, Inc.	132,430	0.0
42,984		Astoria Financial Corp.	866,128	0.1
9,707	@	Atlantic Capital Bancshares, Inc.	184,433	0.0
5,210		B. Riley Financial, Inc.	96,645	0.0
23,280	L	Banc of California, Inc.	500,520	0.1
4,768		Bancfirst Corp.	460,589	0.1
24,779	@	Bancorp, Inc.	187,825	0.0
37,649		Bancorpsouth, Inc.	1,148,294	0.1
34,336		Bank Mutual Corp.	314,174	0.0
2,245		Bank of Marin Bancorp	138,180	0.0
25,994		Bank of NT Butterfield & Son Ltd.	886,395	0.1
13,389		BankFinancial Corp.	199,764	0.0
14,295		Banner Corp.	807,810	0.1
5,563		Bar Harbor Bankshares, Inc.	171,452	0.0
5,893		BCB Bancorp, Inc.	90,163	0.0
32,987		Beneficial Bancorp, Inc.	494,805	0.1
15,752		Berkshire Hills Bancorp, Inc.	553,683	0.1
16,316		Banco Latinoamericano de Comercio Exterior SA	446,732	0.1
9,823		Blue Hills Bancorp, Inc.	175,832	0.0
28,249	@,L	BofI Holding, Inc.	670,066	0.1
38,150		Boston Private Financial Holdings, Inc.	585,602	0.1
9,766		Bridge Bancorp, Inc.	325,208	0.0
14,308		OceanFirst Financial Corp.	388,033	0.0
32,942		Brookline Bancorp, Inc.	480,953	0.1
10,955		Bryn Mawr Bank Corp.	465,587	0.1
8,653		Camden National Corp.	371,300	0.0
13,142		Capital Bank Financial Corp.	500,710	0.1
62,535		Capitol Federal Financial, Inc.	888,622	0.1
4,902	@	Capstar Financial Holdings, Inc.	86,961	0.0
41,949		Capstead Mortgage Corp.	437,528	0.1
5,631		Carolina Financial Corp.	181,994	0.0
31,643		Cathay General Bancorp.	1,200,852	0.1
28,569		Centerstate Banks, Inc.	710,225	0.1
9,641		Central Pacific Financial Corp.	303,402	0.0
7,586		Central Valley Community Bancorp	168,106	0.0
11,802		Charter Financial Corp.	212,436	0.0
31,768		Chemical Financial Corp.	1,537,889	0.2
10,151		Citizens & Northern Corp.	236,112	0.0
27,736	@,L	Citizens, Inc.	204,692	0.0
9,379		City Holding Co.	617,795	0.1
4,616		Civista Bancshares, Inc.	96,382	0.0
12,661		CNB Financial Corp.	303,484	0.0
81,198		CNO Financial Group, Inc.	1,695,414	0.2
28,708		CoBiz Financial, Inc.	499,519	0.1
9,986		Cohen & Steers, Inc.	404,832	0.0
25,873		Columbia Banking System, Inc.	1,031,039	0.1
23,314		Community Bank System, Inc.	1,300,222	0.1
13,486	@,L	Community Bankers Trust Corp.	111,259	0.0
11,230		Community Trust Bancorp, Inc.	491,312	0.1
18,113		ConnectOne Bancorp, Inc.	408,448	0.0
13,335	@,L	Cowen Group, Inc.	216,694	0.0
11,101	@	CU Bancorp	401,301	0.0
15,881	@	Customers Bancorp, Inc.	449,115	0.1
45,428		CVB Financial Corp.	1,018,950	0.1
73,071		CYS Investments, Inc.	614,527	0.1
1,564		Diamond Hill Investment Group, Inc.	311,862	0.0
21,285		Dime Community Bancshares	417,186	0.1
11,864	@	Donnelley Financial Solutions, Inc.	272,397	0.0
38,723		Dynex Capital, Inc.	274,933	0.0
15,583	@	Eagle Bancorp, Inc.	986,404	0.1
10,706	@	eHealth, Inc.	201,273	0.0

See Accompanying Notes to Financial Statements

74

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
16,885		Employers Holdings, Inc.	714,235	0.1
12,510	@	Encore Capital Group, Inc.	502,276	0.1
16,631	@	Enova International, Inc.	246,970	0.0
5,330	@	Enstar Group Ltd.	1,058,805	0.1
3,518		Enterprise Bancorp, Inc./MA	125,030	0.0
12,217		Enterprise Financial Services Corp.	498,454	0.1
3,765	@	Equity Bancshares, Inc.	115,360	0.0
36,575	@	Essent Group Ltd.	1,358,396	0.2
2,217		Evans Bancorp, Inc.	88,569	0.0
18,213		Evercore Partners, Inc.	1,284,016	0.1
26,290	@	Ezcorp, Inc.	202,433	0.0
2,085	L	Farmers & Merchants Bancorp, Inc./Archbold OH	129,270	0.0
2,668		Farmers Capital Bank Corp.	102,851	0.0
21,540		Farmers National Banc Corp.	312,330	0.0
3,067	@	FB Financial Corp.	110,995	0.0
6,305		FBL Financial Group, Inc.	387,757	0.0
16,236	@	FCB Financial Holdings, Inc.	775,269	0.1
8,715		Federated National Holding Co.	139,440	0.0
5,258		Fidelity & Guaranty Life	163,261	0.0
8,487		Fidelity Southern Corp.	194,013	0.0
26,358		Financial Engines, Inc.	964,703	0.1
15,488		First Bancorp.	484,155	0.1
69,982	@	First BanCorp. Puerto Rico	405,196	0.0
4,495	L	First Bancshares, Inc./The	124,062	0.0
14,499		First Busey Corp.	425,111	0.1
3,616		First Citizens BancShares, Inc.	1,347,683	0.2
46,663		First Commonwealth Financial Corp.	591,687	0.1
4,321		First Community Bancshares, Inc.	118,179	0.0
11,779	@,L	First Community Financial Partners, Inc.	151,949	0.0
5,141		First Connecticut Bancorp, Inc./Farmington CT	131,867	0.0
6,622		First Defiance Financial Corp.	348,847	0.0
30,744		First Financial Bancorp.	851,609	0.1
29,500		First Financial Bankshares, Inc.	1,303,900	0.1
8,084		First Financial Corp.	382,373	0.0
21,231	@	First Foundation, Inc.	348,825	0.0
9,723		First Interstate Bancsystem, Inc.	361,696	0.0
18,971		First Merchants Corp.	761,496	0.1
5,858		First Mid-Illinois Bancshares, Inc.	200,578	0.0
42,818		First Midwest Bancorp., Inc.	998,088	0.1
11,021		First of Long Island Corp.	315,201	0.0
22,008		FirstCash, Inc.	1,283,066	0.1
11,586	@	Flagstar Bancorp, Inc.	357,081	0.0
18,661		Flushing Financial Corp.	526,054	0.1
3,426	L	FNB Bancorp/CA	94,078	0.0
35,762	@	FNFV Group	565,040	0.1
5,111	@	Franklin Financial Network, Inc.	210,829	0.0
74,088		Fulton Financial Corp.	1,407,672	0.2
25,712		GAIN Capital Holdings, Inc.	160,186	0.0
3,634		GAMCO Investors, Inc.	107,566	0.0
229,734	@	Genworth Financial, Inc.	866,097	0.1
10,341		German American Bancorp, Inc.	352,525	0.0
34,319		Glacier Bancorp., Inc.	1,256,419	0.1
2,819	@	Global Indemnity Ltd.	109,293	0.0
7,844		Great Southern Bancorp., Inc.	419,654	0.1
25,924		Great Western Bancorp, Inc.	1,057,958	0.1
9,457	@	Green Bancorp, Inc.	183,466	0.0
21,449	@	Green Dot Corp.	826,430	0.1
14,007		Greenhill & Co., Inc.	281,541	0.0
15,340	@	Greenlight Capital Re Ltd.	320,606	0.0
10,263		Guaranty Bancorp	279,154	0.0
37,674		Hancock Holding Co.	1,846,026	0.2
16,797		Hanmi Financial Corp.	477,875	0.1
22,600		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	516,862	0.1
8,380	@	HarborOne Bancorp, Inc.	167,265	0.0
5,433		HCI Group, Inc.	255,242	0.0
5,081	@	Health Insurance Innovations, Inc.	119,403	0.0
10,512		Heartland Financial USA, Inc.	495,115	0.1
13,704		Heritage Commerce Corp.	188,841	0.0
16,922		Heritage Financial Corp.	448,433	0.1
15,066		Heritage Insurance Holdings, Inc.	196,159	0.0
36,750		Hilltop Holdings, Inc.	963,217	0.1
57,497		Home Bancshares, Inc./Conway AR	1,431,675	0.2
13,946	@	HomeStreet, Inc.	385,956	0.0
14,546	@	HomeTrust Bancshares, Inc.	354,922	0.0
57,062		Hope Bancorp, Inc.	1,064,206	0.1
19,395		Horace Mann Educators Corp.	733,131	0.1
14,419		Horizon Bancorp/IN	379,941	0.0
9,803		Houlihan Lokey, Inc.	342,125	0.0
4,766	@	Howard Bancorp, Inc.	91,746	0.0
22,835		Iberiabank Corp.	1,861,053	0.2
5,187	@	Impac Mortgage Holdings, Inc.	78,479	0.0
12,222		Independent Bank Corp.	814,596	0.1
17,313		Independent Bank Corp. Michigan	376,558	0.0
7,454		Independent Bank Group, Inc.	443,513	0.1
6,793		Infinity Property & Casualty Corp.	638,542	0.1
24,692		International Bancshares Corp.	865,455	0.1
10,369	@	Intl. FCStone, Inc.	391,533	0.0

See Accompanying Notes to Financial Statements

75

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
51,280		Invesco Mortgage Capital, Inc.	856,889	0.1
4,819	L	Investar Holding Corp.	110,355	0.0
17,441		Investment Technology Group, Inc.	370,447	0.0
135,281		Investors Bancorp, Inc.	1,807,354	0.2
590		Investors Title Co.	114,130	0.0
7,514		James River Group Holdings Ltd.	298,531	0.0
21,122	@	KCG Holdings, Inc.	421,173	0.1
40,946		Kearny Financial Corp./MD	608,048	0.1
18,057		Kemper Corp.	697,000	0.1
6,160		Kinsale Capital Group, Inc.	229,830	0.0
31,133		Ladder Capital Corp.	417,494	0.1
58,449	@	Ladenburg Thalmann Financial Services, Inc.	142,616	0.0
18,191		Lakeland Bancorp, Inc.	342,900	0.0
15,045		Lakeland Financial Corp.	690,265	0.1
20,974		LegacyTexas Financial Group, Inc.	799,739	0.1
149,713	@	LendingClub Corp.	824,919	0.1
3,011	@,L	LendingTree, Inc.	518,494	0.1
11,703	L	Live Oak Bancshares, Inc.	283,213	0.0
29,527		Maiden Holdings Ltd.	327,750	0.0
16,621		MainSource Financial Group, Inc.	556,970	0.1
4,094	@	Malvern Bancorp, Inc.	98,051	0.0
35,329		MB Financial, Inc.	1,555,889	0.2
58,982	@	MBIA, Inc.	556,200	0.1
6,013		Mercantile Bank Corp.	189,289	0.0
23,231		Meridian Bancorp, Inc.	392,604	0.0
4,699		Meta Financial Group, Inc.	418,211	0.1
173,080	@	MGIC Investment Corp.	1,938,496	0.2
6,720		Midland States Bancorp, Inc.	225,254	0.0
4,551		MidWestOne Financial Group, Inc.	154,233	0.0
10,586		Moelis & Co.	411,266	0.1
29,631		MTGE Investment Corp.	557,063	0.1
16,904		National Bank Holdings Corp.	559,691	0.1
5,514		National Bankshares, Inc.	224,971	0.0
4,307	@	National Commerce Corp.	170,342	0.0
22,728		National General Holdings Corp.	479,561	0.1
1,535		National Western Life Group, Inc.	490,617	0.1
16,775	@,L	Nationstar Mortgage Holdings, Inc.	300,105	0.0
11,518		Navigators Group, Inc.	632,338	0.1
21,109		NBT Bancorp., Inc.	779,978	0.1
9,534		Nelnet, Inc.	448,193	0.1
63,744		New York Mortgage Trust, Inc.	396,488	0.0
15,293		NewStar Financial, Inc.	160,577	0.0
5,021	@	Nicolet Bankshares, Inc.	274,699	0.0
29,341	@	NMI Holdings, Inc.	335,954	0.0
28,740		Northfield Bancorp, Inc.	492,891	0.1
43,810		Northwest Bancshares, Inc.	683,874	0.1
2,140	L	Norwood Financial Corp.	90,415	0.0
54,338	@	Ocwen Financial Corp.	146,169	0.0
23,063		OFG Bancorp	230,630	0.0
7,251		Old Line Bancshares, Inc.	204,333	0.0
55,980		Old National Bancorp.	965,655	0.1
24,645		Old Second Bancorp, Inc.	284,650	0.0
22,509		OM Asset Management Plc	334,484	0.0
28,067	@	On Deck Capital, Inc.	130,792	0.0
7,776		OneBeacon Insurance Group Ltd.	141,756	0.0
8,651		Opus Bank	209,354	0.0
14,683	L	Orchid Island Capital, Inc.	144,774	0.0
28,718		Oritani Financial Corp.	489,642	0.1
5,449		Federal Agricultural Mortgage Corp.	352,550	0.0
8,998		Pacific Continental Corp.	229,899	0.0
17,330	@	Pacific Premier Bancorp, Inc.	639,477	0.1
2,060	@	Paragon Commercial Corp.	108,088	0.0
6,838		Park National Corp.	709,237	0.1
34,872		Park Sterling Corp.	414,279	0.1
7,112		Peapack Gladstone Financial Corp.	222,534	0.0
10,419	@	PennyMac Financial Services, Inc.	173,997	0.0
33,829		PennyMac Mortgage Investment Trust	618,732	0.1
12,654		Peoples Bancorp., Inc.	406,573	0.0
5,686		Peoples Financial Services Corp.	248,649	0.0
11,258		People's Utah Bancorp	301,714	0.0
26,113	@	PHH Corp.	359,576	0.0
6,963		Piper Jaffray Cos.	417,432	0.1
8,731		PJT Partners, Inc.	351,161	0.0
21,442	@	PRA Group, Inc.	812,652	0.1
5,030		Preferred Bank/Los Angeles CA	268,954	0.0
21,698		Primerica, Inc.	1,643,624	0.2
31,906		Provident Financial Services, Inc.	809,774	0.1
4,721		QCR Holdings, Inc.	223,775	0.0
100,220		Radian Group, Inc.	1,638,597	0.2
37,960		Redwood Trust, Inc.	646,838	0.1
19,076		Renasant Corp.	834,384	0.1
21,942	@,L	Republic First Bancorp, Inc.	202,964	0.0
22,835	L	Resource Capital Corp.	232,232	0.0
17,511		RLI Corp.	956,451	0.1
17,156		S&T Bancorp, Inc.	615,214	0.1
16,710	@	Safeguard Scientifics, Inc.	198,849	0.0
8,307		Safety Insurance Group, Inc.	567,368	0.1
14,980		Sandy Spring Bancorp, Inc.	609,087	0.1
16,903	@	Seacoast Banking Corp. of Florida	407,362	0.0
27,322		Selective Insurance Group	1,367,466	0.2
20,909		ServisFirst Bancshares, Inc.	771,333	0.1
4,421		Sierra Bancorp.	108,536	0.0

See Accompanying Notes to Financial Statements

76

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
12,979		Simmons First National Corp.	686,589	0.1
3,726	@	SmartFinancial, Inc.	88,977	0.0
12,810		South State Corp.	1,097,817	0.1
4,967	@	Southern First Bancshares, Inc.	184,027	0.0
14,993		Southside Bancshares, Inc.	523,866	0.1
13,072		Southwest Bancorp., Inc.	333,990	0.0
9,076		State Auto Financial Corp.	233,525	0.0
20,822		State Bank Financial Corp.	564,693	0.1
11,636		State National Cos, Inc.	213,870	0.0
59,544		Sterling Bancorp/DE	1,384,398	0.2
11,676		Stewart Information Services Corp.	529,857	0.1
29,236	@	Stifel Financial Corp.	1,344,271	0.2
13,637		Stock Yards Bancorp, Inc.	530,479	0.1
7,292		Stonegate Bank	336,745	0.0
4,396	@,L	Sunshine Bancorp, Inc.	93,679	0.0
6,528		Territorial Bancorp, Inc.	203,608	0.0
22,821	@	Texas Capital Bancshares, Inc.	1,766,345	0.2
31,087	@	Third Point Reinsurance Ltd.	432,109	0.1
19,726		Tiptree Financial, Inc.	139,068	0.0
8,218		Tompkins Financial Corp.	646,921	0.1
27,489		TowneBank	846,661	0.1
11,633		Trico Bancshares	408,900	0.1
10,743	@	Tristate Capital Holdings, Inc.	270,724	0.0
6,529	@	Triumph Bancorp, Inc.	160,287	0.0
9,603	@	Trupanion, Inc.	214,915	0.0
55,043		Trustco Bank Corp.	426,583	0.1
28,148		Trustmark Corp.	905,240	0.1
20,122		UMB Financial Corp.	1,506,333	0.2
98,401		Umpqua Holdings Corp.	1,806,642	0.2
22,685		Union Bankshares Corp.	769,022	0.1
42,918		United Bankshares, Inc.	1,682,386	0.2
28,800		United Community Banks, Inc. GA	800,640	0.1
40,944		United Community Financial Corp.	340,245	0.0
23,619		United Financial Bancorp, Inc.	394,201	0.0
12,293		United Fire Group, Inc.	541,630	0.1
10,805		United Insurance Holdings Corp.	169,963	0.0
15,922		Universal Insurance Holdings, Inc.	401,234	0.0
16,139		Univest Corp. of Pennsylvania	483,363	0.1
113,953		Valley National Bancorp	1,345,785	0.2
6,081	@	Veritex Holdings, Inc.	160,113	0.0
11,549	L	Virtu Financial, Inc.	203,840	0.0
2,871	L	Virtus Investment Partners, Inc.	318,537	0.0
33,935	L	Waddell & Reed Financial, Inc.	640,693	0.1
12,914	@	Walker & Dunlop, Inc.	630,591	0.1
40,184		Washington Federal, Inc.	1,334,109	0.1
10,543		Washington Trust Bancorp, Inc.	543,492	0.1
7,356		WashingtonFirst Bankshares, Inc.	254,003	0.0
21,360		Waterstone Financial, Inc.	402,636	0.0
18,362		WesBanco, Inc.	726,033	0.1
12,219	L	Westamerica Bancorp.	684,753	0.1
22,605		Western Asset Mortgage Capital Corp.	232,832	0.0
11,712		Western New England Bancorp, Inc.	118,877	0.0
5,729		Westwood Holdings Group, Inc.	324,777	0.0
496	@,L	Wins Finance Holdings, Inc.	20,336	0.0
24,486		Wintrust Financial Corp.	1,871,710	0.2
50,980	L	WisdomTree Investments, Inc.	518,467	0.1
121,704	@	WMIH Corp.	152,130	0.0
3,163	@	World Acceptance Corp.	236,940	0.0
16,553		WSFS Financial Corp.	750,679	0.1
			164,190,004	17.7

		Health Care: 14.6%
7,399	@,L	AAC Holdings, Inc.	51,275	0.0
10,764		Abaxis, Inc.	570,707	0.1
12,193	@,L	Accelerate Diagnostics, Inc.	333,479	0.0
14,620	@	Acceleron Pharma, Inc.	444,302	0.1
44,373	@	Accuray, Inc.	210,772	0.0
14,465		Aceto Corp.	223,484	0.0
13,580	@,L	Achaogen, Inc.	295,093	0.0
55,819	@,L	Achillion Pharmaceuticals, Inc.	256,209	0.0
9,090	@	Aclaris Therapeutics, Inc.	246,521	0.0
20,633	@	Acorda Therapeutics, Inc.	406,470	0.1
9,380	@,L	Adamas Pharmaceuticals, Inc.	164,056	0.0
2,721	@	Addus HomeCare Corp.	101,221	0.0
18,935	@,L	Aduro Biotech, Inc.	215,859	0.0
17,612	@,L	Advaxis, Inc.	114,302	0.0
14,007	@	Aerie Pharmaceuticals, Inc.	736,068	0.1
40,855	@,L	Agenus, Inc.	159,743	0.0
15,781	@,L	Aimmune Therapeutics, Inc.	324,457	0.0
18,454	@	Akebia Therapeutics, Inc.	265,184	0.0
13,857	@	Albany Molecular Research, Inc.	300,697	0.0
22,304	@,L	Alder Biopharmaceuticals, Inc.	255,381	0.0
83,498	@	Allscripts-Misys Healthcare Solutions, Inc.	1,065,434	0.1
5,537	@	Almost Family, Inc.	341,356	0.0
16,536	@	AMAG Pharmaceuticals, Inc.	304,262	0.0
13,014	@	Amedisys, Inc.	817,409	0.1
66,073	@	Amicus Therapeutics, Inc.	665,355	0.1
22,113	@	AMN Healthcare Services, Inc.	863,513	0.1

See Accompanying Notes to Financial Statements

77

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
16,705	@	Amphastar Pharmaceuticals, Inc.	298,351	0.0
6,087		Analogic Corp.	442,221	0.1
3,819	@	AnaptysBio, Inc.	91,389	0.0
18,220	@,L	Anavex Life Sciences Corp.	96,930	0.0
15,438	@	Angiodynamics, Inc.	250,250	0.0
4,192	@	ANI Pharmaceuticals, Inc.	196,186	0.0
7,499	@	Anika Therapeutics, Inc.	370,001	0.1
65,073	@	Antares Pharma, Inc.	209,535	0.0
19,530	@,L	Aratana Therapeutics, Inc.	141,202	0.0
15,121	@	Ardelyx, Inc.	77,117	0.0
14,400	@,L	Arena Pharmaceuticals, Inc.	242,928	0.0
80,175	@,L	Array Biopharma, Inc.	671,065	0.1
6,511	@	Assembly Biosciences, Inc.	134,452	0.0
13,921	@,L	Asterias Biotherapeutics, Inc.	49,420	0.0
11,813	@,L	Atara Biotherapeutics, Inc.	165,382	0.0
52,340	@,L	Athersys, Inc.	79,033	0.0
17,158	@	AtriCure, Inc.	416,081	0.1
755		Atrion Corp.	485,691	0.1
6,703	@	Audentes Therapeutics, Inc.	128,228	0.0
9,556	@,L	Avexis, Inc.	785,121	0.1
19,904	@	AxoGen, Inc.	333,392	0.0
13,941	@	Axovant Sciences Ltd.	323,292	0.0
11,319	@,L	Bellicum Pharmaceuticals, Inc.	132,206	0.0
50,799	@	BioScrip, Inc.	137,919	0.0
38,275	@,L	BioCryst Pharmaceuticals, Inc.	212,809	0.0
4,726	@	Biohaven Pharmaceutical Holding Co. Ltd.	118,150	0.0
2,195	@	BioSpecifics Technologies Corp.	108,674	0.0
13,644	@	BioTelemetry, Inc.	456,392	0.1
32,496	@,L	Biotime, Inc.	102,362	0.0
20,973	@,L	Bluebird Bio, Inc.	2,203,214	0.3
18,194	@	Blueprint Medicines Corp.	921,890	0.1
14,186	@	Calithera Biosciences, Inc.	210,662	0.0
14,894	@	Cambrex Corp.	889,916	0.1
16,255		Cantel Medical Corp.	1,266,427	0.1
14,764	@	Capital Senior Living Corp.	224,560	0.0
12,316	@,L	Cara Therapeutics, Inc.	189,543	0.0
15,836	@	Cardiovascular Systems, Inc.	510,394	0.1
26,929	@,L	Castlight Health, Inc.	111,755	0.0
57,862	@	Catalent, Inc.	2,030,956	0.2
32,973	@	Catalyst Pharmaceuticals, Inc.	91,005	0.0
50,535	@,L	Celldex Therapeutics, Inc.	124,821	0.0
23,006	@	Cempra, Inc.	105,828	0.0
58,633	@,L	Cerus Corp.	147,169	0.0
7,545		Chemed Corp.	1,543,179	0.2
15,984	@	ChemoCentryx, Inc.	149,610	0.0
29,203	@	Chimerix, Inc.	159,156	0.0
7,586	@	Civitas Solutions, Inc.	132,755	0.0
8,899	@,L	Clearside Biomedical, Inc.	81,070	0.0
18,347	@	Clovis Oncology, Inc.	1,717,830	0.2
17,607	@,L	Coherus Biosciences, Inc.	252,660	0.0
10,009	@,L	Collegium Pharmaceutical, Inc.	125,213	0.0
49,870	@	Community Health Systems, Inc.	496,705	0.1
6,425	L	Computer Programs & Systems, Inc.	210,740	0.0
17,487	@	Conatus Pharmaceuticals, Inc.	100,725	0.0
9,601	@	Concert Pharmaceuticals, Inc.	133,934	0.0
20,869	@	ConforMIS, Inc.	89,528	0.0
12,919		Conmed Corp.	658,094	0.1
19,882	@,L	Corbus Pharmaceuticals Holdings, Inc.	125,257	0.0
41,598	@	Corcept Therapeutics, Inc.	490,856	0.1
52,256	@	Corindus Vascular Robotics, Inc.	97,196	0.0
12,108	@,L	Corium International, Inc.	90,326	0.0
6,347	@	Corvel Corp.	301,165	0.0
12,397	@	Cotiviti Holdings, Inc.	460,425	0.1
18,329	@	Cross Country Healthcare, Inc.	236,627	0.0
17,493	@	CryoLife, Inc.	348,985	0.1
68,138	@	Curis, Inc.	128,781	0.0
5,003	@	Cutera, Inc.	129,578	0.0
19,190	@,L	Cytokinetics, Inc.	232,199	0.0
13,088	@,L	CytomX Therapeutics, Inc.	202,864	0.0
29,495	@,L	Depomed, Inc.	316,776	0.0
17,382	@	Dermira, Inc.	506,511	0.1
21,641	@	Diplomat Pharmacy, Inc.	320,287	0.0
82,826	@	Durect Corp.	129,209	0.0
21,403	@,L	Dynavax Technologies Corp.	206,539	0.0
4,204	@,L	Eagle Pharmaceuticals, Inc./DE	331,654	0.0
10,284	@,L	Edge Therapeutics, Inc.	105,514	0.0
15,379	@,L	Editas Medicine, Inc.	258,060	0.0
15,539	@	Emergent Biosolutions, Inc.	526,927	0.1
8,350	@	Enanta Pharmaceuticals, Inc.	300,433	0.0
38,910	@,L	Endologix, Inc.	189,103	0.0
23,013		Ensign Group, Inc.	500,993	0.1
6,071	@	Entellus Medical, Inc.	100,536	0.0
25,059	@	Enzo Biochem, Inc.	276,651	0.0
19,338	@,L	Epizyme, Inc.	292,004	0.0
7,148	@,L	Esperion Therapeutics, Inc.	330,809	0.0
17,648	@,L	Evolent Health, Inc.	447,377	0.1
51,283	@	Exact Sciences Corp.	1,813,880	0.2
8,164	@	Exactech, Inc.	243,287	0.0
27,039	@	FibroGen, Inc.	873,360	0.1
12,594	@	FivePrime Therapeutics, Inc.	379,205	0.1
12,914	@,L	Flexion Therapeutics, Inc.	261,121	0.0
19,925	@	Fluidigm Corp.	80,497	0.0
18,655	@	Fortress Biotech, Inc.	88,611	0.0

See Accompanying Notes to Financial Statements

78

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
6,598	@,L	Foundation Medicine, Inc.	262,270	0.0
18,242	@	Genesis Healthcare, Inc.	31,741	0.0
19,725	@	GenMark Diagnostics, Inc.	233,347	0.0
16,956	@,L	Genocea Biosciences, Inc.	88,510	0.0
8,622	@	Genomic Health, Inc.	280,646	0.0
79,449	@,L	Geron Corp.	220,074	0.0
13,123	@	Glaukos Corp.	544,211	0.1
17,082	@,L	Global Blood Therapeutics, Inc.	467,193	0.1
32,692	@	Globus Medical, Inc.	1,083,740	0.1
23,510	@	Haemonetics Corp.	928,410	0.1
50,728	@,L	Halozyme Therapeutics, Inc.	650,333	0.1
20,077	@	Halyard Health, Inc.	788,625	0.1
23,017	@	HealthEquity, Inc.	1,146,937	0.1
41,283		Healthsouth Corp.	1,998,097	0.2
12,500	@	HealthStream, Inc.	329,000	0.0
20,377	@,L	Heron Therapeutics, Inc.	282,221	0.0
3,002	@	Heska Corp.	306,414	0.0
39,092	@	HMS Holdings Corp.	723,202	0.1
74,690	@	Horizon Pharma PLC	886,570	0.1
7,008	@	ICU Medical, Inc.	1,208,880	0.1
53,499	@	Idera Pharmaceuticals, Inc.	92,018	0.0
22,561	@,L	Ignyta, Inc.	233,506	0.0
8,350	@	Immune Design Corp.	81,412	0.0
45,066	@,L	Immunogen, Inc.	320,419	0.0
50,433	@,L	Immunomedics, Inc.	445,323	0.1
33,947	@	Impax Laboratories, Inc.	546,547	0.1
25,398	@	INC Research Holdings, Inc.	1,485,783	0.2
37,937	@	Innoviva, Inc.	485,594	0.1
7,610	@	Inogen, Inc.	726,146	0.1
28,393	@,L	Inovalon Holdings, Inc.	373,368	0.1
31,407	@,L	Inovio Pharmaceuticals, Inc.	246,231	0.0
27,960	@	Insmed Inc.	479,794	0.1
26,726	@,L	Insulet Corp.	1,371,311	0.2
11,751	@,L	Insys Therapeutics, Inc.	148,650	0.0
14,149	@	Integer Holdings Corp.	611,944	0.1
28,469	@	Integra LifeSciences Holdings Corp.	1,551,845	0.2
5,726	@,L	Intellia Therapeutics, Inc.	91,616	0.0
12,724	@	Intersect ENT, Inc.	355,636	0.1
16,911	@,L	Intra-Cellular Therapies, Inc.	210,035	0.0
17,271		Invacare Corp.	227,977	0.0
16,936	@,L	Invitae Corp.	161,908	0.0
28,232	@,L	Iovance Biotherapeutics, Inc.	207,505	0.0
6,452	@	iRhythm Technologies, Inc.	274,145	0.0
63,091	@,L	Ironwood Pharmaceuticals, Inc.	1,191,158	0.1
17,995	@	K2M Group Holdings, Inc.	438,358	0.1
15,008	@	Karyopharm Therapeutics, Inc.	135,822	0.0
38,137	@,L	Keryx Biopharmaceuticals, Inc.	275,731	0.0
11,383	@	Kindred Biosciences, Inc.	97,894	0.0
39,207		Kindred Healthcare, Inc.	456,762	0.1
22,834	@,L	Kite Pharma, Inc.	2,367,201	0.3
8,172	@,L	La Jolla Pharmaceutical Co.	243,280	0.0
5,682		Landauer, Inc.	297,169	0.0
13,037	@,L	Lannett Co., Inc.	265,955	0.0
11,890	@	Lantheus Holdings, Inc.	209,859	0.0
6,503		LeMaitre Vascular, Inc.	203,024	0.0
21,943	@,L	Lexicon Pharmaceuticals, Inc.	360,962	0.1
7,124	@	LHC Group, Inc.	483,648	0.1
9,499	@,L	Ligand Pharmaceuticals, Inc.	1,153,179	0.1
22,776	@,L	LivaNova PLC	1,394,119	0.2
9,354	@	Loxo Oncology, Inc.	750,097	0.1
18,732		Luminex Corp.	395,620	0.1
14,509	@	MacroGenics, Inc.	254,053	0.0
10,705	@	Magellan Health, Inc.	780,395	0.1
20,758	@	Masimo Corp.	1,892,714	0.2
33,096	@,L	Matinas BioPharma Holdings, Inc.	55,932	0.0
31,782	@,L	Medicines Co.	1,208,034	0.1
19,341	@,L	MediciNova, Inc.	101,734	0.0
26,092	@	Medidata Solutions, Inc.	2,040,394	0.2
4,541	@,L	Medpace Holdings, Inc.	131,689	0.0
22,186		Meridian Bioscience, Inc.	349,430	0.1
22,045	@	Merit Medical Systems, Inc.	841,017	0.1
58,789	L	Merrimack Pharmaceuticals, Inc.	72,898	0.0
48,181	@,L	MiMedx Group Inc.	721,270	0.1
10,699	@	Minerva Neurosciences, Inc.	94,686	0.0
20,561	@	Molina Healthcare, Inc.	1,422,410	0.2
34,261	@	Momenta Pharmaceuticals, Inc.	579,011	0.1
7,712	@,L	MyoKardia, Inc.	101,027	0.0
30,862	@,L	Myriad Genetics, Inc.	797,474	0.1
8,477	@	NanoString Technologies, Inc.	140,210	0.0
13,481	@,L	NantKwest, Inc.	102,321	0.0
14,663	@	Natera, Inc.	159,240	0.0
5,736		National Healthcare Corp.	402,323	0.1
3,297		National Research Corp.	88,689	0.0
14,556	@	Natus Medical, Inc.	542,939	0.1
68,910	@	Nektar Therapeutics	1,347,191	0.2
16,736	@	Neogen Corp.	1,156,625	0.1
29,333	@	NeoGenomics, Inc.	262,824	0.0
9,103	@,L	Neos Therapeutics, Inc.	66,452	0.0
12,787	@	Nevro Corp.	951,736	0.1
10,959	@,L	NewLink Genetics Corp.	80,549	0.0
138,270	@	Novavax, Inc.	159,011	0.0
8,981	@,L	Novelion Therapeutics, Inc.	82,895	0.0
26,791	@,L	Novocure Ltd.	463,484	0.1
23,112	@	NuVasive, Inc.	1,777,775	0.2
29,516	@	NxStage Medical, Inc.	739,966	0.1
10,979	@,L	Ocular Therapeutix, Inc.	101,775	0.0
19,300	@,L	Omeros Corp.	384,167	0.1
17,023	@	Omnicell, Inc.	733,691	0.1
29,739	@	OraSure Technologies, Inc.	513,295	0.1
52,032	@,L	Organovo Holdings, Inc.	136,844	0.0
8,622	@	Orthofix International NV	400,751	0.1
12,606	@	Otonomy, Inc.	237,623	0.0
27,024		Owens & Minor, Inc.	869,903	0.1

See Accompanying Notes to Financial Statements

79

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
13,345	@,L	Oxford Immunotec Global PLC	224,463	0.0
41,653	@	Pacific Biosciences of California, Inc.	148,285	0.0
17,936	@	Pacira Pharmaceuticals, Inc.	855,547	0.1
10,573	@,L	Paratek Pharmaceuticals, Inc.	254,809	0.0
24,041	@	Parexel International Corp.	2,089,403	0.2
82,612		PDL BioPharma, Inc.	204,052	0.0
13,450	@,L	Penumbra, Inc.	1,180,238	0.1
15,184	@	PharMerica Corp.	398,580	0.1
8,771		Phibro Animal Health Corp.	324,966	0.0
19,682	@,L	Pieris Pharmaceuticals, Inc.	99,591	0.0
23,150	@	Portola Pharmaceuticals, Inc.	1,300,336	0.2
18,106	@	PRA Health Sciences, Inc.	1,358,131	0.2
23,915	@	Prestige Brands Holdings, Inc.	1,262,951	0.1
35,657	@	Progenics Pharmaceuticals, Inc.	242,111	0.0
4,504	@,L	Protagonist Therapeutics, Inc.	50,940	0.0
17,646	@,L	Prothena Corp. PLC	955,002	0.1
7,400	@	Providence Service Corp.	374,514	0.1
16,459	@,L	PTC Therapeutics, Inc.	301,693	0.0
4,221	@,L	Pulse Biosciences, Inc.	145,751	0.0
13,392	@	Puma Biotechnology, Inc.	1,170,461	0.1
23,644	@	Quality Systems, Inc.	406,913	0.1
13,636	@	Quidel Corp.	370,081	0.1
12,325	@,L	Quotient Ltd.	90,712	0.0
45,354	@,L	R1 RCM, Inc.	170,078	0.0
5,580	@	Ra Pharmaceuticals, Inc.	104,569	0.0
17,229	@,L	Radius Health, Inc.	779,268	0.1
21,726	@	RadNet, Inc.	168,377	0.0
3,836	@	Reata Pharmaceuticals, Inc.	121,371	0.0
12,608	@	REGENXBIO, Inc.	249,008	0.0
16,003	@	Repligen Corp.	663,164	0.1
17,905	@	Retrophin, Inc.	347,178	0.1
10,392	@	Revance Therapeutics, Inc.	274,349	0.0
53,661	@	Rigel Pharmaceuticals, Inc.	146,495	0.0
27,232	@,L	Rockwell Medical Technologies, Inc.	215,950	0.0
40,247	@	RTI Surgical, Inc.	235,445	0.0
16,025	@	Sage Therapeutics, Inc.	1,276,231	0.2
33,809	@,L	Sangamo Biosciences, Inc.	297,519	0.0
24,195	@	Sarepta Therapeutics, Inc.	815,613	0.1
27,747	@	Sciclone Pharmaceuticals, Inc.	305,217	0.0
47,866	@	Select Medical Holdings Corp.	734,743	0.1
5,204	@	Selecta Biosciences, Inc.	103,351	0.0
10,115	@,L	Seres Therapeutics, Inc.	114,300	0.0
10,643	@	Spark Therapeutics, Inc.	635,813	0.1
19,945	@	Spectranetics Corp.	765,888	0.1
37,513	@	Spectrum Pharmaceuticals, Inc.	279,472	0.0
21,777	@,L	Staar Surgical Co.	235,192	0.0
11,069	@,L	Stemline Therapeutics, Inc.	101,835	0.0
13,411	@,L	Sucampo Pharmaceuticals, Inc.	140,816	0.0
22,046	@	Supernus Pharmaceuticals, Inc.	950,183	0.1
9,778	@	Surgery Partners, Inc.	222,450	0.0
9,979	@	SurModics, Inc.	280,909	0.0
6,719	@	Syndax Pharmaceuticals, Inc.	93,864	0.0
104,372	@,L	Synergy Pharmaceuticals, Inc.	464,455	0.1
5,612	@,L	Syros Pharmaceuticals, Inc.	90,297	0.0
4,194	@	Tactile Systems Technology, Inc.	119,865	0.0
24,935	@,L	Teladoc, Inc.	865,245	0.1
23,342	@,L	Teligent, Inc.	213,579	0.0
36,713	@,L	Tenet Healthcare Corp.	710,029	0.1
20,583	@,L	Tetraphase Pharmaceuticals, Inc.	146,757	0.0
22,521	@,L	TG Therapeutics, Inc.	226,336	0.0
72,203	@,L	TherapeuticsMD, Inc.	380,510	0.1
18,950	@,L	Theravance Biopharma, Inc.	754,968	0.1
16,691	@	Tivity Health, Inc.	665,136	0.1
28,282	@	Trevena, Inc.	65,049	0.0
14,176	@	Triple-S Management Corp.	239,716	0.0
18,258	@	Ultragenyx Pharmaceutical, Inc.	1,134,004	0.1
5,220		US Physical Therapy, Inc.	315,288	0.0
20,118	@,L	Vanda Pharmaceuticals, Inc.	327,923	0.0
17,418	@	Varex Imaging Corp.	588,728	0.1
11,713	@	Veracyte, Inc.	97,569	0.0
14,960	@	Versartis, Inc.	261,052	0.0
13,642	@,L	ViewRay, Inc.	88,264	0.0
15,146	@	Vocera Communications, Inc.	400,157	0.1
7,805	@,L	Voyager Therapeutics, Inc.	69,933	0.0
4,989	@	WaVe Life Sciences Ltd.	92,795	0.0
48,507	@,L	Wright Medical Group NV	1,333,457	0.2
10,349	@,L	XBiotech, Inc.	48,640	0.0
16,793	@	Xencor, Inc.	354,500	0.1
60,782	@,L	ZIOPHARM Oncology, Inc.	378,064	0.1
14,147	@	Zogenix, Inc.	205,132	0.0
4,981	@,L	Zynerba Pharmaceuticals, Inc.	84,528	0.0
			136,206,903	14.6

		Industrials: 14.2%
19,455		AAON, Inc.	716,917	0.1
15,799		AAR Corp.	549,173	0.1
25,014		ABM Industries, Inc.	1,038,581	0.1
29,044	@	Acacia Research - Acacia Technologies	119,080	0.0
50,046	@	ACCO Brands Corp.	583,036	0.1
26,071		Actuant Corp.	641,347	0.1

See Accompanying Notes to Financial Statements

80

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
10,491	@	Advanced Disposal Services, Inc.	238,460	0.0
15,631		Advanced Drainage Systems, Inc.	314,183	0.0
19,084	@	Advisory Board Co.	982,826	0.1
17,825	@	Aegion Corp.	390,011	0.0
30,880	@	Aerojet Rocketdyne Holdings, Inc.	642,304	0.1
10,875	@	Aerovironment, Inc.	415,425	0.0
24,197	@	Air Transport Services Group, Inc.	527,011	0.1
24,093		Aircastle Ltd.	524,023	0.1
5,336		Alamo Group, Inc.	484,562	0.1
14,044		Albany International Corp.	749,950	0.1
6,006		Allegiant Travel Co.	814,414	0.1
3,289		Allied Motion Technologies, Inc.	89,527	0.0
14,523		Altra Industrial Motion Corp.	578,015	0.1
3,439		American Railcar Industries, Inc.	131,714	0.0
6,706	@	American Woodmark Corp.	640,758	0.1
13,286		Apogee Enterprises, Inc.	755,176	0.1
17,231		Applied Industrial Technologies, Inc.	1,017,491	0.1
8,212	@,L	Aqua Metals, Inc.	103,061	0.0
13,355		ArcBest Corp.	275,113	0.0
7,543		Argan, Inc.	452,580	0.1
12,876	@	Armstrong Flooring, Inc.	231,382	0.0
9,298		Astec Industries, Inc.	516,132	0.1
10,719	@	Astronics Corp.	326,608	0.0
14,129	@	Atkore International Group, Inc.	318,609	0.0
11,770	@	Atlas Air Worldwide Holdings, Inc.	613,805	0.1
33,638	@	Avis Budget Group, Inc.	917,308	0.1
24,667	@,L	Axon Enterprise, Inc.	620,128	0.1
12,423		AZZ, Inc.	693,203	0.1
22,222	@	Babcock & Wilcox Enterprises, Inc.	261,331	0.0
23,399		Barnes Group, Inc.	1,369,543	0.2
4,673		Barrett Business Services, Inc.	267,716	0.0
28,287	@	Beacon Roofing Supply, Inc.	1,386,063	0.2
30,666	@	BMC Stock Holdings, Inc.	670,052	0.1
22,011		Brady Corp.	746,173	0.1
20,328		Briggs & Stratton Corp.	489,905	0.1
21,260		Brink's Co.	1,424,420	0.2
41,586	@	Builders FirstSource, Inc.	637,098	0.1
10,838	@	Caesarstone Ltd.	379,872	0.0
10,700	@	CAI International, Inc.	252,520	0.0
16,725	@	Casella Waste Systems, Inc.	274,457	0.0
29,025	@	CBIZ, Inc.	435,375	0.1
15,660		Ceco Environmental Corp.	143,759	0.0
14,342	@	Chart Industries, Inc.	498,098	0.1
45,368	L	Chicago Bridge & Iron Co. NV	895,111	0.1
7,672		CIRCOR International, Inc.	455,563	0.1
12,389		Columbus McKinnon Corp.	314,928	0.0
17,768		Comfort Systems USA, Inc.	659,193	0.1
11,545	@	Commercial Vehicle Group, Inc.	97,555	0.0
16,622	@	Continental Building Products, Inc.	387,293	0.0
14,430		Costamare, Inc.	105,483	0.0
51,656	L	Covanta Holding Corp.	681,859	0.1
7,843	@	Covenant Transportation Group, Inc.	137,488	0.0
2,852		CRA International, Inc.	103,585	0.0
8,436	@	CSW Industrials, Inc.	326,051	0.0
11,044		Cubic Corp.	511,337	0.1
20,091		Curtiss-Wright Corp.	1,843,952	0.2
21,732		Deluxe Corp.	1,504,289	0.2
29,365	@	DigitalGlobe, Inc.	977,854	0.1
12,217		Douglas Dynamics, Inc.	401,939	0.0
3,872	@	Ducommun, Inc.	122,278	0.0
7,056	@	DXP Enterprises, Inc.	243,432	0.0
14,270	@	Dycom Industries, Inc.	1,277,450	0.1
20,448	@,L	Eagle Bulk Shipping, Inc.	96,719	0.0
3,071		Eastern Co/The	92,284	0.0
14,354	@	Echo Global Logistics, Inc.	285,645	0.0
28,090		EMCOR Group, Inc.	1,836,524	0.2
10,848		Encore Wire Corp.	463,210	0.1
8,422	@,L	Energous Corp.	136,942	0.0
19,001	@,L	Energy Recovery, Inc.	157,518	0.0
20,027		EnerSys	1,450,956	0.2
9,539	@	Engility Holdings, Inc.	270,908	0.0
16,031		Ennis, Inc.	306,192	0.0
10,886		EnPro Industries, Inc.	776,934	0.1
13,516		ESCO Technologies, Inc.	806,229	0.1
19,248		Essendant, Inc.	285,448	0.0
13,354	@	Esterline Technologies Corp.	1,265,959	0.1
12,320		Exponent, Inc.	718,256	0.1
30,158		Federal Signal Corp.	523,543	0.1
13,706		Forward Air Corp.	730,256	0.1
6,801	@	Foundation Building Materials, Inc.	87,461	0.0
20,944		Franklin Electric Co., Inc.	867,082	0.1
5,479		Freightcar America, Inc.	95,280	0.0
18,813	@	FTI Consulting, Inc.	657,702	0.1
18,549		GATX Corp.	1,192,144	0.1
28,851	@	Generac Holdings, Inc.	1,042,387	0.1
22,439		General Cable Corp.	366,878	0.0
14,930	@	Gibraltar Industries, Inc.	532,254	0.1
9,409		Global Brass & Copper Holdings, Inc.	287,445	0.0
10,375	@	GMS, Inc.	291,537	0.0
10,428		Gorman-Rupp Co.	265,601	0.0
3,826	@	GP Strategies Corp.	101,006	0.0
6,408		Graham Corp.	125,981	0.0
17,967		Granite Construction, Inc.	866,728	0.1
44,183	@	Great Lakes Dredge & Dock Corp.	189,987	0.0
12,347	L	Greenbrier Cos., Inc.	571,049	0.1
17,750		Griffon Corp.	389,612	0.0
16,092		H&E Equipment Services, Inc.	328,438	0.0

See Accompanying Notes to Financial Statements

81

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
36,318	@	Harsco Corp.	584,720	0.1
24,443	@	Hawaiian Holdings, Inc.	1,147,599	0.1
20,115	@	HC2 Holdings, Inc.	118,276	0.0
32,404		Healthcare Services Group, Inc.	1,517,479	0.2
22,091		Heartland Express, Inc.	459,935	0.1
11,956		Heidrick & Struggles International, Inc.	260,043	0.0
10,737	@	Herc Holdings, Inc.	422,179	0.0
27,089		Herman Miller, Inc.	823,506	0.1
23,987	@,L	Hertz Global Holdings, Inc.	275,851	0.0
18,616	@	Hill International, Inc.	96,803	0.0
28,082		Hillenbrand, Inc.	1,013,760	0.1
20,624		HNI Corp.	822,279	0.1
15,387	@	HUB Group, Inc.	590,091	0.1
15,529	@	Hudson Technologies, Inc.	131,220	0.0
10,681	@	Huron Consulting Group, Inc.	461,419	0.1
13,337	@,L	Huttig Building Products, Inc.	93,492	0.0
4,488		Hyster-Yale Materials Handling, Inc.	315,282	0.0
3,750	@	Hyster-Yale Materials Handling, Inc. - B shares	263,438	0.0
9,599	@	ICF International, Inc.	452,113	0.1
26,905	@	Innerworkings, Inc.	312,098	0.0
8,143		Insperity, Inc.	578,153	0.1
9,507		Insteel Industries, Inc.	313,446	0.0
30,160		Interface, Inc.	592,644	0.1
11,533	@	JELD-WEN Holding, Inc.	374,361	0.0
14,593		John Bean Technologies Corp.	1,430,114	0.2
6,861		Kadant, Inc.	515,947	0.1
13,805		Kaman Corp.	688,455	0.1
64,574		KBR, Inc.	982,816	0.1
13,274		Kelly Services, Inc.	298,001	0.0
35,940		Kennametal, Inc.	1,344,875	0.1
19,478	@,L	Keyw Holding Corp.	182,119	0.0
13,979		Kforce, Inc.	273,988	0.0
18,988		Kimball International, Inc.	316,910	0.0
23,608	@	KLX, Inc.	1,180,400	0.1
33,461		Knight Transportation, Inc.	1,239,730	0.1
24,314		Knoll, Inc.	487,496	0.1
25,483		Korn/Ferry International	879,928	0.1
32,316	@	Kratos Defense & Security Solutions, Inc.	383,591	0.0
4,740		LB Foster Co.	101,673	0.0
5,673		Lindsay Corp.	506,315	0.1
14,812		LSC Communications, Inc.	316,977	0.0
7,353	@	Lydall, Inc.	380,150	0.0
59,174	@	Manitowoc Co., Inc.	355,636	0.0
12,312		Marten Transport Ltd.	337,349	0.0
14,026	@	Masonite International Corp.	1,058,963	0.1
30,755	@	Mastec, Inc.	1,388,588	0.2
20,585		Matson, Inc.	618,373	0.1
15,137		Matthews International Corp.	927,141	0.1
13,121		McGrath Rentcorp	454,380	0.1
21,504	@	Mercury Systems, Inc.	905,103	0.1
38,607	@	Meritor, Inc.	641,262	0.1
19,402	@	Milacron Holdings Corp.	341,281	0.0
7,695		Miller Industries, Inc.	191,221	0.0
8,453	@	Mistras Group, Inc.	185,712	0.0
21,410		Mobile Mini, Inc.	639,089	0.1
14,558	@	Moog, Inc.	1,044,100	0.1
42,040	@	MRC Global, Inc.	694,501	0.1
14,650		MSA Safety, Inc.	1,189,141	0.1
25,470		Mueller Industries, Inc.	775,562	0.1
74,334		Mueller Water Products, Inc.	868,221	0.1
6,680		Multi-Color Corp.	545,088	0.1
9,520	@	MYR Group, Inc.	295,310	0.0
3,113		National Presto Industries, Inc.	343,987	0.0
26,272	@	Navigant Consulting, Inc.	519,135	0.1
22,506	@	Navistar International Corp.	590,332	0.1
16,067	@	NCI Building Systems, Inc.	268,319	0.0
12,814	@,L	Nexeo Solutions, Inc.	106,356	0.0
12,222		NN, Inc.	335,494	0.0
5,616	@	Northwest Pipe Co.	91,316	0.0
48,223	@	NOW, Inc.	775,426	0.1
3,314	@	NV5 Global, Inc.	140,845	0.0
1,401		Omega Flex, Inc.	90,224	0.0
23,406	@	On Assignment, Inc.	1,267,435	0.1
17,899	@	Orion Group Holdings, Inc.	133,706	0.0
5,066		Park-Ohio Holdings Corp.	193,015	0.0
7,158	@	Patrick Industries, Inc.	521,460	0.1
26,551	@	PGT Innovations, Inc.	339,853	0.0
105,772	@,L	Plug Power, Inc.	215,775	0.0
7,963	@	Ply Gem Holdings, Inc.	142,936	0.0
6,201		Powell Industries, Inc.	198,370	0.0
20,044		Primoris Services Corp.	499,897	0.1
11,192	@	Proto Labs, Inc.	752,662	0.1
13,034		Quad/Graphics, Inc.	298,739	0.0
18,715		Quanex Building Products Corp.	395,822	0.0
27,418	@	Radiant Logistics, Inc.	147,509	0.0
17,680		Raven Industries, Inc.	588,744	0.1
11,147	@	RBC Bearings, Inc.	1,134,319	0.1
20,647		Resources Connection, Inc.	282,864	0.0
5,388		REV Group, Inc.	149,140	0.0
46,101	@	Rexnord Corp.	1,071,848	0.1
18,848	@	Roadrunner Transportation Systems, Inc.	137,025	0.0
23,671	@	RPX Corp.	330,210	0.0
29,914		RR Donnelley & Sons Co.	375,122	0.0
16,589	@	Rush Enterprises, Inc. - Class A	616,779	0.1
11,763	@	Saia, Inc.	603,442	0.1
15,212		Schneider National, Inc.	340,292	0.0
25,660	@	Scorpio Bulkers, Inc.	182,186	0.0
18,069		Simpson Manufacturing Co., Inc.	789,796	0.1
16,041	@	SiteOne Landscape Supply, Inc.	835,094	0.1
23,119		Skywest, Inc.	811,477	0.1
11,965	@	SP Plus Corp.	365,531	0.0
19,185		Spartan Motors, Inc.	169,787	0.0
19,031	@	SPX Corp.	478,820	0.1
18,228	@	SPX FLOW, Inc.	672,249	0.1

See Accompanying Notes to Financial Statements

82

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
5,921		Standex International Corp.	537,035	0.1
37,588		Steelcase, Inc.	526,232	0.1
11,002	@	Sterling Construction Co., Inc.	143,796	0.0
11,218		Sun Hydraulics Corp.	478,672	0.1
37,399	@,L	Sunrun, Inc.	266,281	0.0
7,819		Supreme Industries, Inc.	128,623	0.0
34,308	@,L	Swift Transportation Co.	909,162	0.1
13,880	@	Team, Inc.	325,486	0.0
8,973		Tennant Co.	662,207	0.1
26,098		Tetra Tech, Inc.	1,193,984	0.1
11,754		Textainer Group Holdings Ltd.	170,433	0.0
18,948	@	Thermon Group Holdings, Inc.	363,233	0.0
24,230		Titan International, Inc.	291,002	0.0
11,520	@	Titan Machinery, Inc.	207,130	0.0
5,060	@	TPI Composites, Inc.	93,509	0.0
13,551	@	Trex Co., Inc.	916,861	0.1
20,657	@	Trimas Corp.	430,698	0.0
19,608	@	TriNet Group, Inc.	641,966	0.1
19,909		Triton International Ltd./Bermuda	665,757	0.1
22,237		Triumph Group, Inc.	702,689	0.1
19,896	@	TrueBlue, Inc.	527,244	0.1
17,964	@	Tutor Perini Corp.	516,465	0.1
6,987		Unifirst Corp.	983,071	0.1
8,680		Universal Forest Products, Inc.	757,851	0.1
11,088		US Ecology, Inc.	559,944	0.1
5,652	@	Vectrus, Inc.	182,673	0.0
4,821	@	Veritiv Corp.	216,945	0.0
12,022		Viad Corp.	568,040	0.1
5,497	@	Vicor Corp.	98,396	0.0
15,429	@,L	Vivint Solar, Inc.	90,260	0.0
5,557		VSE Corp.	249,954	0.0
28,133		Wabash National Corp.	618,363	0.1
17,121	@	WageWorks, Inc.	1,150,531	0.1
12,532		Watts Water Technologies, Inc.	792,022	0.1
21,632		Werner Enterprises, Inc.	634,899	0.1
26,009	@	Wesco Aircraft Holdings, Inc.	282,198	0.0
20,264		West Corp.	472,556	0.1
3,088	@	Willdan Group, Inc.	94,338	0.0
24,485		Woodward, Inc.	1,654,696	0.2
17,288	@	YRC Worldwide, Inc.	192,243	0.0
			132,343,506	14.2

		Information Technology: 16.6%
20,095	@	2U, Inc.	942,857	0.1
50,718	@,L	3D Systems Corp.	948,427	0.1
42,350	@	8x8, Inc.	616,192	0.1
22,826	@	A10 Networks, Inc.	192,651	0.0
8,364	@	Acacia Communications, Inc.	346,855	0.0
52,919	@	ACI Worldwide, Inc.	1,183,798	0.1
24,084	@	Actua Corp.	338,380	0.0
34,456	@	Acxiom Corp.	895,167	0.1
24,092		Adtran, Inc.	497,500	0.1
18,430	@	Advanced Energy Industries, Inc.	1,192,237	0.1
18,730	@	Aerohive Networks, Inc.	93,650	0.0
12,691	@	Agilysys, Inc.	128,433	0.0
9,254	@	Alarm.com Holdings, Inc.	348,228	0.0
10,598	@	Alpha & Omega Co.	176,669	0.0
14,966	@,L	Ambarella, Inc.	726,599	0.1
22,103		American Software, Inc.	227,440	0.0
45,655	@	Amkor Technology, Inc.	446,049	0.1
21,368	@,L	Angie's List, Inc.	273,297	0.0
13,094	@	Anixter International, Inc.	1,023,951	0.1
3,552	@	Appfolio, Inc.	115,795	0.0
8,690	@,L	Applied Optoelectronics, Inc.	536,955	0.1
7,373	@	Apptio, Inc.	127,922	0.0
36,437	@	Aspen Technology, Inc.	2,013,509	0.2
20,703	@	Avid Technology, Inc.	108,898	0.0
18,717		AVX Corp.	305,836	0.0
12,949	@	Axcelis Technologies, Inc.	271,282	0.0
15,801	@	AXT, Inc.	100,336	0.0
13,968		Badger Meter, Inc.	556,625	0.1
23,837	@	Bankrate, Inc.	306,305	0.0
11,208	@	Barracuda Networks, Inc.	258,456	0.0
40,424	@	Bazaarvoice, Inc.	200,099	0.0
3,625		Bel Fuse, Inc.	89,537	0.0
18,972		Belden, Inc.	1,431,058	0.2
22,692	@	Benchmark Electronics, Inc.	732,952	0.1
6,744	@,L	Benefitfocus, Inc.	245,144	0.0
21,942		Blackbaud, Inc.	1,881,526	0.2
25,079	@	Blackhawk Network Holdings, Inc.	1,093,444	0.1
4,869	@	Blackline, Inc.	174,018	0.0
20,708	@	Blucora, Inc.	439,010	0.1
18,864	@	Bottomline Technologies de, Inc.	484,616	0.1
35,108	@	Box, Inc.	640,370	0.1
21,932	@	Brightcove, Inc.	135,978	0.0
13,964	@	BroadSoft, Inc.	601,150	0.1
31,826		Brooks Automation, Inc.	690,306	0.1
11,344		Cabot Microelectronics Corp.	837,528	0.1
11,233	@	CACI International, Inc.	1,404,687	0.2
19,263	@	CalAmp Corp.	391,617	0.0
27,603	@	Calix, Inc.	189,081	0.0
29,376	@	Callidus Software, Inc.	710,899	0.1
10,833	@	Carbonite, Inc.	236,159	0.0
7,482	@,L	CardConnect Corp.	112,604	0.0
20,589	@	Cardtronics plc	676,555	0.1
5,933	@	Care.com, Inc.	89,588	0.0
33,157	@	Cars.com, Inc.	882,971	0.1
7,158		Cass Information Systems, Inc.	469,851	0.1
10,891	@	Ceva, Inc.	494,996	0.1
11,742	@	ChannelAdvisor Corp.	135,620	0.0
64,361	@	Ciena Corp.	1,610,312	0.2
11,554	@,L	Cimpress NV	1,092,200	0.1
29,911	@	Cirrus Logic, Inc.	1,876,018	0.2
7,809	@,L	Clearfield, Inc.	103,079	0.0
6,298	@,L	Cloudera, Inc.	100,894	0.0
17,273		Cohu, Inc.	271,877	0.0
18,791	@	CommerceHub, Inc. Series C	327,715	0.0
17,694	@	Commvault Systems, Inc.	998,826	0.1
9,506		Comtech Telecommunications Corp.	180,329	0.0
10,884	@	Control4 Corp.	213,435	0.0

See Accompanying Notes to Financial Statements

83

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
42,604		Convergys Corp.	1,013,123	0.1
23,173	@	Cornerstone OnDemand, Inc.	828,435	0.1
13,718	@	Coupa Software, Inc.	397,548	0.0
19,206	@	Cray, Inc.	353,390	0.0
44,905	@	Cree, Inc.	1,106,908	0.1
14,429		CSG Systems International, Inc.	585,529	0.1
17,837		CTS Corp.	385,279	0.0
3,911	@	Cyberoptics Corp.	80,762	0.0
21,438		Daktronics, Inc.	206,448	0.0
26,949	@	DHI Group, Inc.	76,805	0.0
34,111		Diebold Nixdorf, Inc.	955,108	0.1
16,093	@	Digi International, Inc.	163,344	0.0
4,637	@,L	Digimarc Corp.	186,176	0.0
18,133	@	Diodes, Inc.	435,736	0.1
15,013	@	DSP Group, Inc.	174,151	0.0
9,007	@,L	Eastman Kodak Co.	81,964	0.0
11,849	L	Ebix, Inc.	638,661	0.1
11,882	@	Electro Scientific Industries, Inc.	97,908	0.0
21,320	@	Electronics for Imaging, Inc.	1,010,142	0.1
15,719	@	Ellie Mae, Inc.	1,727,675	0.2
10,509		Emcore Corp.	111,921	0.0
29,860	@,L	Endurance International Group Holdings, Inc.	249,331	0.0
17,670	@	EnerNOC, Inc.	136,942	0.0
64,901	@	Entegris, Inc.	1,424,577	0.2
19,284	@	Envestnet, Inc.	763,646	0.1
22,628	@	EPAM Systems, Inc.	1,902,789	0.2
6,509	@	ePlus, Inc.	482,317	0.1
7,263	@	Everbridge, Inc.	176,927	0.0
29,006	@	Everi Holdings, Inc.	211,164	0.0
28,618		EVERTEC, Inc.	495,091	0.1
11,068	@	Exa Corp.	152,738	0.0
15,567	@	ExlService Holdings, Inc.	865,214	0.1
51,883	@	Extreme Networks, Inc.	478,361	0.1
16,572	@	Fabrinet	706,962	0.1
14,413		Fair Isaac Corp.	2,009,316	0.2
8,197	@	Faro Technologies, Inc.	309,847	0.0
51,499	@	Finisar Corp.	1,337,944	0.2
78,339	@,L	Fitbit, Inc.	415,980	0.1
23,947	@	Five9, Inc.	515,339	0.1
34,013	@	Formfactor, Inc.	421,761	0.1
7,697		Forrester Research, Inc.	301,338	0.0
16,723	@	Gigamon, Inc.	658,050	0.1
4,457	@	Global Sources Ltd.	89,140	0.0
56,969	@,L	Glu Mobile, Inc.	142,422	0.0
27,707	@,L	Gogo, Inc.	319,462	0.0
40,133	@,L	GrubHub, Inc.	1,749,799	0.2
13,789	@	GTT Communications, Inc.	436,422	0.1
11,281		Hackett Group, Inc.	174,855	0.0
43,910	@	Harmonic, Inc.	230,527	0.0
21,411	@	Hortonworks, Inc.	275,774	0.0
15,360	@	HubSpot, Inc.	1,009,920	0.1
5,186	@	Ichor Holdings Ltd.	104,550	0.0
27,949	@	II-VI, Inc.	958,651	0.1
20,218	@,L	Immersion Corp.	183,579	0.0
15,347	@	Imperva, Inc.	734,354	0.1
8,355	@,L	Impinj, Inc.	406,471	0.1
63,590	@	Infinera Corp.	678,505	0.1
19,037	@,L	Inphi Corp.	652,969	0.1
17,075	@	Insight Enterprises, Inc.	682,829	0.1
9,325	@	Instructure, Inc.	275,087	0.0
61,435	@	Integrated Device Technology, Inc.	1,584,409	0.2
16,012		InterDigital, Inc.	1,237,728	0.1
36,316	@,L	Internap Corp.	133,280	0.0
8,779	@	Intevac, Inc.	97,447	0.0
16,089	@	Itron, Inc.	1,090,030	0.1
13,122		IXYS Corp.	215,857	0.0
21,855		j2 Global, Inc.	1,859,642	0.2
21,090	@	Kemet Corp.	269,952	0.0
16,463	@	Kimball Electronics, Inc.	297,157	0.0
39,343	@	Knowles Corp.	665,684	0.1
40,410	@	Kopin Corp.	149,921	0.0
58,238	@	Lattice Semiconductor Corp.	387,865	0.0
32,028	@	Limelight Networks, Inc.	92,561	0.0
14,690	@	Liquidity Services, Inc.	93,282	0.0
10,404		Littelfuse, Inc.	1,716,660	0.2
33,968	@	LivePerson, Inc.	373,648	0.0
28,243	@	Lumentum Holdings, Inc.	1,611,263	0.2
18,793	@	MACOM Technology Solutions Holdings, Inc.	1,048,086	0.1
11,387		Mantech International Corp.	471,194	0.1
29,734		MAXIMUS, Inc.	1,862,240	0.2
27,845	@	MaxLinear, Inc.	776,597	0.1
28,570	@	Meet Group, Inc./The	144,279	0.0
1,545		Mesa Laboratories, Inc.	221,414	0.0
17,177		Methode Electronics, Inc.	707,692	0.1
4,209	@	MicroStrategy, Inc.	806,739	0.1
47,785	@,L	Microvision, Inc.	101,304	0.0
16,852	@	Mindbody, Inc.	458,374	0.1
17,451	@	Mitek Systems, Inc.	146,588	0.0
24,267		MKS Instruments, Inc.	1,633,169	0.2
31,203	@	MobileIron, Inc.	188,778	0.0
14,963	@,L	Model N, Inc.	199,008	0.0
14,878	@	MoneyGram International, Inc.	256,646	0.0
18,353		Monolithic Power Systems, Inc.	1,769,229	0.2
21,703		Monotype Imaging Holdings, Inc.	397,165	0.0
7,939		MTS Systems Corp.	411,240	0.1
6,593	@,L	MuleSoft, Inc.	164,429	0.0
10,542	@	Nanometrics, Inc.	266,607	0.0
16,469	@,L	NeoPhotonics Corp.	127,141	0.0
14,639	@	Netgear, Inc.	630,941	0.1
41,365	@	Netscout Systems, Inc.	1,422,956	0.2
26,495	@	NeuStar, Inc.	883,608	0.1
13,072	@	New Relic, Inc.	562,227	0.1
31,858		NIC, Inc.	603,709	0.1
14,963	@	Novanta, Inc.	538,668	0.1
15,640	@,L	Nutanix, Inc.	315,146	0.0
3,445		NVE Corp.	265,265	0.0
76,070	@,L	Oclaro, Inc.	710,494	0.1
4,964	@,L	Okta, Inc.	113,179	0.0
11,486	@,L	Ominto, Inc.	175,162	0.0
7,961	@	OSI Systems, Inc.	598,269	0.1
13,071		Park Electrochemical Corp.	240,768	0.0
22,850	@,L	Paycom Software, Inc.	1,563,169	0.2
11,837	@	Paylocity Holding Corp.	534,796	0.1
5,077	@	PC Mall, Inc.	95,194	0.0
15,684	@	PDF Solutions, Inc.	258,002	0.0
17,380		Pegasystems, Inc.	1,014,123	0.1

See Accompanying Notes to Financial Statements

84

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
18,797	@	Perficient, Inc.	350,376	0.0
33,142	@	Photronics, Inc.	311,535	0.0
19,012	@	Pixelworks, Inc.	87,265	0.0
29,350	@	Planet Payment, Inc.	96,855	0.0
15,263		Plantronics, Inc.	798,408	0.1
15,620	@	Plexus Corp.	821,143	0.1
12,993		Power Integrations, Inc.	947,190	0.1
8,029	@,L	Presidio, Inc.	114,895	0.0
23,173		Progress Software Corp.	715,814	0.1
19,874	@	Proofpoint, Inc.	1,725,659	0.2
12,573	@	PROS Holdings, Inc.	344,374	0.0
43,164	@,L	Pure Storage, Inc.	552,931	0.1
14,035	@	Q2 Holdings, Inc.	518,593	0.1
3,505		QAD, Inc.	112,335	0.0
14,101	@	Qualys, Inc.	575,321	0.1
9,185	@	Quantenna Communications, Inc.	174,515	0.0
12,969	@	Quantum Corp.	101,288	0.0
29,642	@	QuinStreet, Inc.	123,607	0.0
32,654	@,L	Quotient Technology, Inc.	375,521	0.0
49,069	@	Rambus, Inc.	560,859	0.1
9,883	@	Rapid7, Inc.	166,331	0.0
26,968	@	RealPage, Inc.	969,500	0.1
7,435		Reis, Inc.	157,994	0.0
28,328	@	RingCentral, Inc.	1,035,388	0.1
8,324	@	Rogers Corp.	904,153	0.1
8,336	@	Rosetta Stone, Inc.	89,862	0.0
20,823	@	Rubicon Project, Inc.	107,030	0.0
18,327	@	Rudolph Technologies, Inc.	418,772	0.1
34,392	@	Sanmina Corp.	1,310,335	0.1
13,394	@	Scansource, Inc.	539,778	0.1
20,117		Science Applications International Corp.	1,396,522	0.2
29,685	@	Semtech Corp.	1,061,239	0.1
36,641	@	ServiceSource International, Inc.	142,167	0.0
42,161	@	ShoreTel, Inc.	244,534	0.0
9,022	@	Shutterstock, Inc.	397,690	0.1
19,735	@	Sigma Designs, Inc.	115,450	0.0
18,764	@	Silicon Laboratories, Inc.	1,282,519	0.1
20,111	@	Silver Spring Networks, Inc.	226,852	0.0
25,370	@	Sonus Networks, Inc.	188,753	0.0
7,960	@	SPS Commerce, Inc.	507,530	0.1
7,463	@,L	Stamps.com, Inc.	1,155,832	0.1
22,859	@	Stratasys Ltd.	532,843	0.1
25,697	@,L	SunPower Corp.	240,010	0.0
18,105	@	Super Micro Computer, Inc.	446,288	0.1
19,372	@	Sykes Enterprises, Inc.	649,543	0.1
15,799	@	Synaptics, Inc.	816,966	0.1
19,115	@	Synchronoss Technologies, Inc.	314,442	0.0
13,440		SYNNEX Corp.	1,612,262	0.2
16,026		Syntel, Inc.	271,801	0.0
4,608		Systemax, Inc.	86,630	0.0
16,013	@	Tech Data Corp.	1,617,313	0.2
13,648	@	TeleNav, Inc.	110,549	0.0
10,136		TeleTech Holdings, Inc.	413,549	0.1
53,638		TiVo Corp.	1,000,349	0.1
8,088	@	Trade Desk, Inc./The	405,290	0.1
56,594		Travelport Worldwide Ltd.	778,733	0.1
28,365	@,L	TrueCar, Inc.	565,314	0.1
42,993	@	TTM Technologies, Inc.	746,358	0.1
4,174	@,L	Tucows, Inc.	223,309	0.0
28,825	@,L	Twilio, Inc.	839,096	0.1
12,920	@,L	Ubiquiti Networks, Inc.	671,452	0.1
14,681	@	Ultra Clean Holdings, Inc.	275,269	0.0
25,106	@,L	Unisys Corp.	321,357	0.0
3,907	@	Upland Software, Inc.	85,915	0.0
17,184	@	USA Technologies, Inc.	89,357	0.0
8,416	@	Varonis Systems, Inc.	313,075	0.0
15,253	@	VASCO Data Security International, Inc.	218,881	0.0
21,585	@	Veeco Instruments, Inc.	601,142	0.1
51,431	@	VeriFone Holdings, Inc.	930,901	0.1
28,629	@	Verint Systems, Inc.	1,165,200	0.1
24,321	@,L	Viasat, Inc.	1,610,050	0.2
106,699	@	Viavi Solutions, Inc.	1,123,540	0.1
31,232	@,L	VirnetX Holding Corp.	142,106	0.0
13,788	@	Virtusa Corp.	405,367	0.1
59,895		Vishay Intertechnology, Inc.	994,257	0.1
8,940	@	Vishay Precision Group, Inc.	154,662	0.0
21,587	@	Web.com Group, Inc.	546,151	0.1
17,076	@	WebMD Health Corp.	1,001,507	0.1
10,056	@	Workiva, Inc.	191,567	0.0
12,294	@	Xactly Corp.	192,401	0.0
30,601	@	Xcerra Corp.	298,972	0.0
18,136	@	XO Group, Inc.	319,556	0.0
22,362		Xperi Corp.	666,388	0.1
35,864	@,L	Yelp, Inc.	1,076,637	0.1
44,493	@	Zendesk, Inc.	1,236,016	0.1
43,668	@	Zix Corp.	248,471	0.0
			154,221,849	16.6

		Materials: 4.3%
14,997		A Schulman, Inc.	479,904	0.1
9,298	L	Advanced Emissions Solutions, Inc.	85,170	0.0
13,910	@	AdvanSix, Inc.	434,548	0.1
12,729	@,L	AgroFresh Solutions, Inc.	91,394	0.0
145,240	@,L	AK Steel Holding Corp.	954,227	0.1
49,745	L	Allegheny Technologies, Inc.	846,162	0.1
15,495		American Vanguard Corp.	267,289	0.0
14,495		Balchem Corp.	1,126,406	0.1
17,856	@	Boise Cascade Co.	542,822	0.1
24,759		Calgon Carbon Corp.	373,861	0.0
21,066		Carpenter Technology Corp.	788,500	0.1
22,963	@	Century Aluminum Co.	357,764	0.0
3,496		Chase Corp.	373,023	0.0
8,266	@	Clearwater Paper Corp.	386,435	0.1
137,280	@,L	Cliffs Natural Resources, Inc.	949,978	0.1
18,236	@	Codexis, Inc.	99,386	0.0
84,770	@	Coeur Mining, Inc.	727,327	0.1
52,170		Commercial Metals Co.	1,013,663	0.1
15,937	L	Compass Minerals International, Inc.	1,040,686	0.1
6,270		Deltic Timber Corp.	468,118	0.1
37,728	@	Ferro Corp.	690,045	0.1
30,512	@	Ferroglobe Representation & Warranty Insurance Trust	–	–

See Accompanying Notes to Financial Statements

85

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
26,828	@,L	Flotek Industries, Inc.	239,842	0.0
12,657	@,L	Forterra, Inc.	104,167	0.0
7,790		FutureFuel Corp.	117,551	0.0
33,328	@	GCP Applied Technologies, Inc.	1,016,504	0.1
24,632		Gold Resource Corp.	100,499	0.0
3,451		Greif, Inc.	208,440	0.0
10,992		Greif, Inc. - Class A	613,134	0.1
7,017		Hawkins, Inc.	325,238	0.0
7,412		Haynes International, Inc.	269,130	0.0
22,679		HB Fuller Co.	1,159,124	0.1
185,433		Hecla Mining Co.	945,708	0.1
19,893	@	Ingevity Corp.	1,141,858	0.1
10,214		Innophos Holdings, Inc.	447,782	0.1
10,868		Innospec, Inc.	712,397	0.1
42,350	@,L	Intrepid Potash, Inc.	95,711	0.0
8,204		Kaiser Aluminum Corp.	726,218	0.1
39,541		KapStone Paper and Packaging Corp.	815,731	0.1
82,110	@	Klondex Mines Ltd.	276,711	0.0
6,213		KMG Chemicals, Inc.	302,387	0.0
9,939	@	Koppers Holdings, Inc.	359,295	0.0
14,439	@	Kraton Corp.	497,279	0.1
9,700		Kronos Worldwide, Inc.	176,734	0.0
66,611	@	Louisiana-Pacific Corp.	1,605,991	0.2
11,109	@,L	LSB Industries, Inc.	114,756	0.0
9,489		Materion Corp.	354,889	0.0
15,876		Minerals Technologies, Inc.	1,162,123	0.1
13,731		Myers Industries, Inc.	246,471	0.0
7,402		Neenah Paper, Inc.	594,011	0.1
5,071		Olympic Steel, Inc.	98,783	0.0
27,727	@	Omnova Solutions, Inc.	270,338	0.0
20,495		PH Glatfelter Co.	400,472	0.1
38,155		PolyOne Corp.	1,478,125	0.2
6,137		Quaker Chemical Corp.	891,277	0.1
22,566		Rayonier Advanced Materials, Inc.	354,738	0.0
7,499	@	Ryerson Holding Corp.	74,240	0.0
14,205		Schnitzer Steel Industries, Inc.	357,966	0.0
14,586		Schweitzer-Mauduit International, Inc.	543,037	0.1
20,961		Sensient Technologies Corp.	1,687,989	0.2
8,778		Stepan Co.	764,915	0.1
50,671	@	Summit Materials, Inc.	1,462,872	0.2
30,222	@	SunCoke Energy, Inc.	329,420	0.0
19,195	@	TimkenSteel Corp.	295,027	0.0
13,867		Tredegar Corp.	211,472	0.0
20,284		Trinseo SA	1,393,511	0.2
30,097		Tronox Ltd. - CL A	455,067	0.1
7,324	@,L	US Concrete, Inc.	575,300	0.1
22,118	@	Verso Corp.	103,733	0.0
5,769		Warrior Met Coal, Inc.	98,823	0.0
20,955		Worthington Industries, Inc.	1,052,360	0.1
			39,725,854	4.3

		Real Estate: 7.3%
37,878		Acadia Realty Trust	1,053,008	0.1
11,781		Agree Realty Corp.	540,394	0.1
21,128		Alexander & Baldwin, Inc.	874,277	0.1
1,205		Alexander's, Inc.	507,859	0.1
6,046	@,L	Altisource Portfolio Solutions SA	131,924	0.0
28,170		Altisource Residential Corp.	364,520	0.0
19,481		American Assets Trust, Inc.	767,357	0.1
18,337		Armada Hoffler Properties, Inc.	237,464	0.0
17,628		Ashford Hospitality Prime, Inc.	181,392	0.0
39,960		Ashford Hospitality Trust, Inc.	242,957	0.0
38,691		Care Capital Properties, Inc.	1,033,050	0.1
33,145		CareTrust REIT, Inc.	614,508	0.1
20,125		CatchMark Timber Trust, Inc.	228,821	0.0
73,823	L	CBL & Associates Properties, Inc.	622,328	0.1
55,599		Cedar Realty Trust, Inc.	269,655	0.0
19,471		Chatham Lodging Trust	391,172	0.0
28,214		Chesapeake Lodging Trust	690,397	0.1
15,262		City Office REIT, Inc.	193,827	0.0
47,997		Colony Starwood Homes	1,646,777	0.2
9,828		Community Healthcare Trust, Inc.	251,499	0.0
3,524		Consolidated-Tomoka Land Co.	200,692	0.0
6,584	L	CorEnergy Infrastructure Trust, Inc.	221,157	0.0
191,717		Cousins Properties, Inc.	1,685,192	0.2
88,180		DiamondRock Hospitality Co.	965,571	0.1
17,781		Easterly Government Properties, Inc.	372,512	0.0
15,279		EastGroup Properties, Inc.	1,280,380	0.1
33,991		Education Realty Trust, Inc.	1,317,151	0.1
63,423		FelCor Lodging Trust, Inc.	457,280	0.1
53,184		First Industrial Realty Trust, Inc.	1,522,126	0.2
39,225		First Potomac Realty Trust	435,790	0.1
23,842	@	Forestar Group, Inc.	408,890	0.0
29,664		Four Corners Property Trust, Inc.	744,863	0.1
50,561		Franklin Street Properties Corp.	560,216	0.1
2,381	@	FRP Holdings, Inc.	109,883	0.0
19,003		Getty Realty Corp.	476,975	0.1
14,447		Gladstone Commercial Corp.	314,800	0.0
28,629	L	Global Net Lease, Inc.	636,709	0.1
31,284		Government Properties Income Trust	572,810	0.1
69,659		Gramercy Property Trust	2,069,569	0.2
54,407		Healthcare Realty Trust, Inc.	1,857,999	0.2
20,252		Hersha Hospitality Trust	374,865	0.0
17,744		HFF, Inc.	616,959	0.1
29,178		Independence Realty Trust, Inc.	287,987	0.0
18,977	@	InfraREIT, Inc.	363,410	0.0

See Accompanying Notes to Financial Statements

86

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
73,996		Investors Real Estate Trust	459,515	0.1
34,648	@	iStar, Inc.	417,162	0.0
37,640		Kennedy-Wilson Holdings, Inc.	717,042	0.1
36,353		Kite Realty Group Trust	688,162	0.1
50,655		LaSalle Hotel Properties	1,509,519	0.2
99,388		Lexington Realty Trust	984,935	0.1
18,375		LTC Properties, Inc.	944,291	0.1
41,462		Mack-Cali Realty Corp.	1,125,279	0.1
7,376	@	Marcus & Millichap, Inc.	194,431	0.0
31,169		Monmouth Real Estate Investment Corp.	469,093	0.1
76,654		Monogram Residential Trust, Inc.	744,310	0.1
18,822		National Health Investors, Inc.	1,490,702	0.2
20,425		National Storage Affiliates Trust	472,022	0.1
36,058		New Senior Investment Group, Inc.	362,383	0.0
7,972		NexPoint Residential Trust, Inc.	198,423	0.0
27,943		NorthStar Realty Europe Corp.	354,317	0.0
10,366		One Liberty Properties, Inc.	242,875	0.0
19,695		Parkway, Inc.	450,819	0.1
32,233	L	Pebblebrook Hotel Trust	1,039,192	0.1
33,305		Pennsylvania Real Estate Investment Trust	377,013	0.0
72,904		Physicians Realty Trust	1,468,287	0.2
18,140		Potlatch Corp.	828,998	0.1
15,407		Preferred Apartment Communities, Inc.	242,660	0.0
9,504		PS Business Parks, Inc.	1,258,235	0.1
21,843		QTS Realty Trust, Inc.	1,143,044	0.1
43,459	@	Quality Care Properties, Inc.	795,734	0.1
65,583		RAIT Financial Trust	143,627	0.0
31,768		Ramco-Gershenson Properties	409,807	0.0
8,123		RE/MAX Holdings, Inc.	455,294	0.1
50,221		Retail Opportunity Investments Corp.	963,741	0.1
31,091		Rexford Industrial Realty, Inc.	853,137	0.1
55,214		RLJ Lodging Trust	1,097,102	0.1
4,487		RMR Group, Inc.	218,293	0.0
19,982		Ryman Hospitality Properties	1,279,048	0.1
29,842	L	Sabra Healthcare REIT, Inc.	719,192	0.1
4,123		Saul Centers, Inc.	239,052	0.0
27,590		Select Income REIT	662,988	0.1
11,486	L	Seritage Growth Properties	481,838	0.1
24,786	@,L	St. Joe Co.	464,737	0.1
41,182		STAG Industrial, Inc.	1,136,623	0.1
2,652		Stratus Properties, Inc.	77,969	0.0
45,642		Summit Hotel Properties, Inc.	851,223	0.1
100,273		Sunstone Hotel Investors, Inc.	1,616,401	0.2
9,610	@,L	Tejon Ranch Co.	198,350	0.0
25,675		Terreno Realty Corp.	864,221	0.1
56,516		The Geo Group, Inc.	1,671,178	0.2
23,063		Tier REIT, Inc.	426,204	0.1
13,691	@,L	Trinity Place Holdings	97,343	0.0
17,252		UMH Properties, Inc.	294,147	0.0
8,307		Universal Health Realty Income Trust	660,739	0.1
43,365		Urban Edge Properties	1,029,051	0.1
16,046		Urstadt Biddle Properties, Inc.	317,711	0.0
81,986		Washington Prime Group, Inc.	686,223	0.1
34,077		Washington Real Estate Investment Trust	1,087,056	0.1
18,495	L	Whitestone REIT	226,564	0.0
47,606		Xenia Hotels & Resorts, Inc.	922,128	0.1
			67,826,402	7.3

		Telecommunication Services: 0.9%
4,766		ATN International, Inc.	326,185	0.0
20,503	@	Boingo Wireless, Inc.	306,725	0.0
22,825	@	Cincinnati Bell, Inc.	446,229	0.1
19,245		Cogent Communications Holdings, Inc.	771,725	0.1
22,615	L	Consolidated Communications Holdings, Inc.	485,544	0.1
14,196	@	Fairpoint Communications, Inc.	222,167	0.0
529,176	L	Frontier Communications Corp.	613,844	0.1
13,713	@	General Communication, Inc.	502,444	0.1
205,521	@,L	Globalstar, Inc.	437,760	0.1
7,302		IDT Corp.	104,930	0.0
18,750	@,L	Intelsat SA	57,375	0.0
39,493	@,L	Iridium Communications, Inc.	436,398	0.0
13,337	@	Lumos Networks Corp.	238,332	0.0
28,144	@,L	Orbcomm, Inc.	318,027	0.0
6,560	@,L	pdvWireless, Inc.	152,848	0.0
21,682		Shenandoah Telecommunications Co.	665,637	0.1
12,459		Spok Holdings, Inc.	220,524	0.0
4,547	@	Straight Path Communications, Inc.	816,869	0.1
88,924	@	Vonage Holdings Corp.	581,563	0.1
88,209	L	Windstream Holdings, Inc.	342,251	0.0
			8,047,377	0.9

		Utilities: 3.6%
23,169		Allete, Inc.	1,660,754	0.2
17,281		American States Water Co.	819,292	0.1
5,585	@	AquaVenture Holdings Ltd.	85,060	0.0
2,723		Artesian Resources Corp.	102,494	0.0
75,284	@	Atlantic Power Corp.	180,682	0.0
29,203		Avista Corp.	1,239,959	0.1
25,958		Black Hills Corp.	1,751,386	0.2
9,351	@,L	Cadiz, Inc.	126,238	0.0
23,511		California Water Service Group	865,205	0.1
7,985		Chesapeake Utilities Corp.	598,476	0.1

See Accompanying Notes to Financial Statements

87

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
6,003		Connecticut Water Service, Inc.	333,227	0.0
53,376	@	Dynegy, Inc.	441,419	0.1
19,721		El Paso Electric Co.	1,019,576	0.1
10,831		Genie Energy Ltd.	82,532	0.0
23,496		Idacorp, Inc.	2,005,384	0.2
17,312		MGE Energy, Inc.	1,114,027	0.1
8,397		Middlesex Water Co.	332,521	0.0
39,926		New Jersey Resources Corp.	1,585,062	0.2
12,603		Northwest Natural Gas Co.	754,290	0.1
22,497		NorthWestern Corp.	1,372,767	0.2
17,552		NRG Yield, Inc. - Class A	299,437	0.0
27,987		NRG Yield, Inc. - Class C	492,571	0.1
23,708		ONE Gas, Inc.	1,655,055	0.2
17,824		Ormat Technologies, Inc.	1,045,912	0.1
19,098		Otter Tail Corp.	756,281	0.1
31,486		Pattern Energy Group, Inc.	750,626	0.1
36,672		PNM Resources, Inc.	1,402,704	0.2
41,542		Portland General Electric Co.	1,898,054	0.2
8,431		SJW Group	414,637	0.0
37,330		South Jersey Industries, Inc.	1,275,566	0.1
22,343		Southwest Gas Holdings, Inc.	1,632,380	0.2
6,376	L	Spark Energy, Inc.	119,869	0.0
22,803		Spire, Inc.	1,590,509	0.2
47,874	@	TerraForm Global, Inc.	241,764	0.0
39,966	@	TerraForm Power, Inc.	479,592	0.1
7,698		Unitil Corp.	371,890	0.0
24,664		WGL Holdings, Inc.	2,057,718	0.2
8,252		York Water Co.	287,582	0.0
			33,242,498	3.6

	Total Common Stock
	(Cost $621,309,092)		906,235,060	97.5

RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
46,399	@	Media General, Inc. - CVR	14,384	0.0

		Health Care: 0.0%
12,980	@	Clinical Data, Inc.	–	–
64,411	@	Dyax, Corp. - CVR	71,496	0.0
			71,496	0.0

	Total Rights
	(Cost $9,198)		85,880	0.0

	Total Long-Term Investments
	(Cost $621,318,290)		906,320,940	97.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.0%
	Securities Lending Collateralcc: 8.7%
2,603,448	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $2,603,686, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,655,517, due 07/28/17-09/09/49)	2,603,448	0.3
19,273,881	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $19,275,703, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $19,659,359, due 07/15/17-05/20/67)	19,273,881	2.1
19,273,881	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $19,275,703, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $19,659,359, due 07/13/17-12/01/51)	19,273,881	2.1
3,168,970	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $3,169,246, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $3,232,355, due 07/15/17-01/15/37)	3,168,970	0.3

See Accompanying Notes to Financial Statements

88

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,556,456	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $1,556,616, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,587,594, due 07/07/17-01/15/30)	1,556,456	0.1
15,999,907	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $16,001,393, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $16,319,906, due 07/10/17-06/20/67)	15,999,907	1.7
19,273,900	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $19,275,959, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $19,659,322, due 01/15/19-02/15/46)	19,273,900	2.1
		81,150,443	8.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
21,478,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $21,478,000)	21,478,000	2.3

	Total Short-Term Investments
	(Cost $102,628,443)	102,628,443	11.0

	Total Investments in Securities (Cost $723,946,733)	$1,008,949,383	108.5
	Liabilities in Excess of Other Assets	(79,173,411)	(8.5)
	Net Assets	$929,775,972	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $725,410,471.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$335,305,709
Gross Unrealized Depreciation	(51,766,797)

Net Unrealized Appreciation	$283,538,912

See Accompanying Notes to Financial Statements

89

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.2%
	Basic Materials: 0.7%
1,000,000	Agrium, Inc., 3.150%, 10/01/22	1,021,268	0.1
500,000	Agrium, Inc., 4.125%, 03/15/35	499,673	0.0
500,000	Airgas, Inc., 2.900%, 11/15/22	506,824	0.0
800,000	Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	970,950	0.0
800,000	Cabot Corp., 3.700%, 07/15/22	825,650	0.0
1,782,000	Dow Chemical Co., 8.550%, 05/15/19	1,996,852	0.1
500,000	Dow Chemical Co/The, 4.250%, 10/01/34	517,734	0.0
68,000	Eastman Chemical Co., 4.500%, 01/15/21	72,239	0.0
400,000	Eastman Chemical Co., 4.650%, 10/15/44	425,436	0.0
2,279,000	EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,381,045	0.1
250,000	Goldcorp, Inc., 3.625%, 06/09/21	259,354	0.0
400,000	International Paper Co., 3.650%, 06/15/24	412,826	0.0
750,000	International Paper Co., 3.800%, 01/15/26	772,255	0.0
750,000	International Paper Co., 5.000%, 09/15/35	823,570	0.0
500,000	LYB International Finance BV, 4.000%, 07/15/23	530,379	0.0
250,000	Monsanto Co., 2.125%, 07/15/19	250,641	0.0
1,000,000	Monsanto Co., 2.200%, 07/15/22	966,532	0.0
400,000	Monsanto Co., 2.750%, 07/15/21	404,115	0.0
1,000,000	Monsanto Co., 3.600%, 07/15/42	874,430	0.0
500,000	Monsanto Co., 3.950%, 04/15/45	475,365	0.0
250,000	Monsanto Co., 4.200%, 07/15/34	255,224	0.0
250,000	Mosaic Co/The, 5.450%, 11/15/33	264,714	0.0
1,000,000	Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	1,176,564	0.1
1,000,000	Praxair, Inc., 2.200%, 08/15/22	990,061	0.0
500,000	Rio Tinto Finance USA Ltd., 3.750%, 06/15/25	526,780	0.0
2,000,000	Southern Copper Corp., 5.375%, 04/16/20	2,175,345	0.1
250,000	Southern Copper Corp., 5.875%, 04/23/45	269,255	0.0
350,000	Southern Copper Corp., 6.750%, 04/16/40	404,394	0.0
1,220,000	Vale Overseas Ltd., 4.625%, 09/15/20	1,265,067	0.1
1,955,000	Vale Overseas Ltd., 6.875%, 11/21/36	2,106,513	0.1
		24,421,055	0.7

	Communications: 2.5%
250,000	21st Century Fox America, Inc., 4.750%, 09/15/44	264,552	0.0
2,050,000	21st Century Fox America, Inc., 6.150%, 03/01/37	2,571,850	0.1
300,000	Amazon.com, Inc., 2.500%, 11/29/22	302,759	0.0
4,000,000	America Movil SAB de CV, 5.000%, 03/30/20	4,302,061	0.1
1,000,000	AT&T, Inc., 2.450%, 06/30/20	1,005,624	0.0
500,000	AT&T, Inc., 3.200%, 03/01/22	506,581	0.0
500,000	AT&T, Inc., 3.800%, 03/01/24	513,045	0.0
1,000,000	AT&T, Inc., 4.250%, 03/01/27	1,035,886	0.0
1,260,000	AT&T, Inc., 4.500%, 03/09/48	1,192,610	0.1
2,000,000	AT&T, Inc., 4.500%, 05/15/35	1,975,678	0.1
1,500,000	AT&T, Inc., 4.750%, 05/15/46	1,478,641	0.1
500,000	AT&T, Inc., 5.450%, 03/01/47	541,013	0.0
250,000	AT&T, Inc., 5.650%, 02/15/47	277,722	0.0
1,620,000	AT&T, Inc., 6.000%, 08/15/40	1,837,307	0.1
500,000	British Telecommunications PLC, 2.350%, 02/14/19	502,979	0.0
300,000	CBS Corp., 2.300%, 08/15/19	302,121	0.0
300,000	CBS Corp., 3.700%, 08/15/24	308,331	0.0
250,000	CBS Corp., 4.000%, 01/15/26	259,172	0.0
2,000,000	CBS Corp., 4.300%, 02/15/21	2,126,074	0.1
250,000	CBS Corp., 4.600%, 01/15/45	257,815	0.0
300,000	CBS Corp., 4.900%, 08/15/44	316,678	0.0
500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	533,259	0.0
500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	541,085	0.0
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,205,944	0.1
1,000,000	Cisco Systems, Inc., 2.125%, 03/01/19	1,008,387	0.0

See Accompanying Notes to Financial Statements

90

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,000,000		Cisco Systems, Inc., 2.200%, 02/28/21	1,005,842	0.0
1,000,000		Cisco Systems, Inc., 2.900%, 03/04/21	1,028,911	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/24	1,058,734	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/40	1,876,842	0.1
750,000		Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	1,004,986	0.0
750,000		Comcast Corp., 3.000%, 02/01/24	760,792	0.0
500,000		Comcast Corp., 3.375%, 02/15/25	515,149	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/24	1,313,146	0.1
750,000		Comcast Corp., 4.250%, 01/15/33	801,513	0.0
750,000		Comcast Corp., 4.200%, 08/15/34	796,497	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/43	1,073,533	0.0
1,000,000		Comcast Corp., 4.600%, 08/15/45	1,094,683	0.1
335,000		Comcast Corp., 6.500%, 11/15/35	445,367	0.0
500,000		Comcast Corp., 6.950%, 08/15/37	707,451	0.0
750,000		Discovery Communications LLC, 3.250%, 04/01/23	740,264	0.0
1,800,000		Discovery Communications LLC, 4.375%, 06/15/21	1,901,434	0.1
300,000		eBay, Inc., 2.875%, 08/01/21	303,677	0.0
300,000		eBay, Inc., 3.450%, 08/01/24	302,431	0.0
1,500,000		Expedia, Inc., 5.950%, 08/15/20	1,640,230	0.1
1,000,000		Expedia, Inc., 7.456%, 08/15/18	1,057,497	0.0
300,000		Juniper Networks, Inc., 3.125%, 02/26/19	305,209	0.0
500,000		Juniper Networks, Inc., 4.500%, 03/15/24	531,903	0.0
300,000		Motorola Solutions, Inc., 3.500%, 09/01/21	308,819	0.0
100,000		Motorola Solutions, Inc., 4.000%, 09/01/24	100,698	0.0
1,500,000	#	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,505,679	0.1
500,000		NBCUniversal Media LLC, 2.875%, 01/15/23	508,101	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	532,797	0.0
1,500,000		Omnicom Group, Inc., 3.625%, 05/01/22	1,567,187	0.1
250,000		Orange SA, 2.750%, 02/06/19	253,269	0.0
500,000		Orange SA, 5.500%, 02/06/44	599,919	0.0
1,500,000		Qwest Corp., 6.750%, 12/01/21	1,660,736	0.1
250,000		Rogers Communications, Inc., 5.000%, 03/15/44	286,985	0.0
500,000		Scripps Networks Interactive, Inc., 3.500%, 06/15/22	516,161	0.0
250,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/24	259,463	0.0
1,000,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	1,019,823	0.0
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	755,392	0.0
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	2,200,134	0.1
750,000		Time Warner Cable LLC, 4.125%, 02/15/21	784,831	0.0
1,000,000		Time Warner Cable LLC, 4.500%, 09/15/42	956,236	0.0
500,000		Time Warner, Inc., 2.100%, 06/01/19	500,458	0.0
500,000		Time Warner, Inc., 3.550%, 06/01/24	507,447	0.0
500,000		Time Warner, Inc., 4.650%, 06/01/44	497,029	0.0
1,500,000		Time Warner, Inc., 4.875%, 03/15/20	1,604,217	0.1
400,000		Time Warner, Inc., 5.350%, 12/15/43	442,740	0.0
1,925,000		Time Warner, Inc., 6.500%, 11/15/36	2,378,031	0.1
1,304,000	#	Verizon Communications, Inc., 2.946%, 03/15/22	1,314,349	0.1
500,000		Verizon Communications, Inc., 3.450%, 03/15/21	518,072	0.0
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/34	1,640,405	0.1
655,000		Verizon Communications, Inc., 4.522%, 09/15/48	623,548	0.0
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/41	2,998,383	0.1
3,136,000		Verizon Communications, Inc., 4.862%, 08/21/46	3,147,399	0.1
133,000		Verizon Communications, Inc., 5.012%, 08/21/54	132,067	0.0
1,250,000		Verizon Communications, Inc., 5.050%, 03/15/34	1,328,386	0.1
1,000,000		Viacom, Inc., 3.250%, 03/15/23	992,307	0.0
400,000		Viacom, Inc., 3.875%, 04/01/24	407,906	0.0
196,000		Viacom, Inc., 4.850%, 12/15/34	195,565	0.0
400,000		Viacom, Inc., 5.250%, 04/01/44	402,494	0.0
500,000		Vodafone Group PLC, 2.950%, 02/19/23	503,250	0.0
1,000,000		Vodafone Group PLC, 6.150%, 02/27/37	1,217,142	0.1

See Accompanying Notes to Financial Statements

91

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
300,000		Walt Disney Co/The, 2.350%, 12/01/22	300,843	0.0
400,000		Walt Disney Co/The, 3.000%, 02/13/26	402,560	0.0
300,000		Walt Disney Co/The, 4.125%, 06/01/44	316,136	0.0
1,000,000		Walt Disney Co/The, 5.500%, 03/15/19	1,063,457	0.0
1,000,000		WPP Finance 2010, 3.625%, 09/07/22	1,039,047	0.0
			83,722,733	2.5

		Consumer, Cyclical: 1.8%
243,500		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/29	241,357	0.0
1,000,000		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/30	982,500	0.0
750,000		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/30	774,375	0.0
500,000		American Honda Finance Corp., 2.300%, 09/09/26	472,836	0.0
500,000		AutoZone, Inc., 2.875%, 01/15/23	495,951	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/23	754,596	0.0
400,000		Coach, Inc., 4.250%, 04/01/25	408,676	0.0
1,601,118		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	1,779,243	0.1
300,000		Costco Wholesale Corp., 1.700%, 12/15/19	299,411	0.0
250,000		CVS Health Corp., 2.250%, 12/05/18	251,635	0.0
250,000		CVS Health Corp., 2.250%, 08/12/19	251,643	0.0
750,000		CVS Health Corp., 2.750%, 12/01/22	751,741	0.0
500,000		CVS Health Corp., 2.800%, 07/20/20	509,369	0.0
250,000		CVS Health Corp., 3.375%, 08/12/24	254,539	0.0
1,000,000		CVS Health Corp., 3.500%, 07/20/22	1,038,106	0.1
443,000		CVS Health Corp., 3.875%, 07/20/25	461,422	0.0
250,000		CVS Health Corp., 4.000%, 12/05/23	264,402	0.0
1,000,000		CVS Health Corp., 5.125%, 07/20/45	1,152,449	0.1
200,000		CVS Health Corp., 5.300%, 12/05/43	231,648	0.0
500,000	#	Daimler Finance North America LLC, 2.375%, 08/01/18	503,291	0.0
857,293		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 02/10/24	986,959	0.0
500,000		Ford Motor Co., 4.346%, 12/08/26	515,903	0.0
300,000		Ford Motor Co., 4.750%, 01/15/43	291,005	0.0
500,000		Ford Motor Co., 7.450%, 07/16/31	633,723	0.0
500,000		Ford Motor Credit Co. LLC, 2.021%, 05/03/19	499,466	0.0
500,000		Ford Motor Credit Co. LLC, 2.943%, 01/08/19	506,627	0.0
500,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/23	494,675	0.0
500,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/21	507,876	0.0
250,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	254,771	0.0
750,000		Ford Motor Credit Co. LLC, 4.250%, 09/20/22	788,724	0.0
1,000,000		Ford Motor Credit Co. LLC, 4.375%, 08/06/23	1,053,364	0.1
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,450,865	0.1
750,000		General Motors Co., 6.600%, 04/01/36	872,244	0.0
1,000,000		General Motors Financial Co., Inc., 3.100%, 01/15/19	1,014,073	0.1
1,000,000		General Motors Financial Co., Inc., 3.200%, 07/06/21	1,012,072	0.1
750,000		General Motors Financial Co., Inc., 3.700%, 05/09/23	762,466	0.0
500,000		General Motors Financial Co., Inc., 4.350%, 01/17/27	507,167	0.0
1,000,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	1,082,056	0.1
500,000		General Motors Financial Co., Inc., 3.150%, 06/30/22	498,445	0.0
3,350,000		Home Depot, Inc./The, 5.875%, 12/16/36	4,377,033	0.1
500,000		Hyatt Hotels Corp., 3.375%, 07/15/23	509,275	0.0
500,000	#	Hyundai Capital America, 2.400%, 10/30/18	501,221	0.0
1,000,000	#	Hyundai Capital America, 2.875%, 08/09/18	1,008,517	0.1
500,000	L	Kohl's Corp., 4.250%, 07/17/25	492,626	0.0
600,000		Lowe's Cos, Inc., 4.250%, 09/15/44	630,168	0.0
500,000		Macys Retail Holdings, Inc., 2.875%, 02/15/23	458,953	0.0
532,000	L	Macys Retail Holdings, Inc., 3.625%, 06/01/24	489,529	0.0
1,000,000		Macys Retail Holdings, Inc., 3.875%, 01/15/22	992,773	0.0
500,000		Marriott International, Inc./MD, 2.300%, 01/15/22	493,894	0.0
500,000		Marriott International, Inc./MD, 3.125%, 02/15/23	499,064	0.0
1,000,000		Marriott International, Inc./MD, 3.000%, 03/01/19	1,015,667	0.1

See Accompanying Notes to Financial Statements

92

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
500,000		Mattel, Inc., 2.350%, 05/06/19	500,052	0.0
500,000		Mattel, Inc., 3.150%, 03/15/23	494,811	0.0
1,000,000		McDonald's Corp., 2.100%, 12/07/18	1,006,391	0.1
1,000,000		McDonald's Corp., 2.750%, 12/09/20	1,018,854	0.1
500,000		McDonald's Corp., 3.700%, 01/30/26	518,786	0.0
400,000		McDonald's Corp., 4.600%, 05/26/45	433,599	0.0
500,000		McDonald's Corp., 4.700%, 12/09/35	554,159	0.0
325,000		McDonalds Corp., 6.300%, 10/15/37	424,760	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/23	1,291,989	0.1
300,000		Newell Brands, Inc., 2.150%, 10/15/18	300,861	0.0
250,000		Newell Brands, Inc., 2.875%, 12/01/19	254,445	0.0
250,000		Newell Brands, Inc., 3.150%, 04/01/21	256,138	0.0
250,000		Newell Brands, Inc., 3.850%, 04/01/23	262,781	0.0
250,000		Newell Brands, Inc., 4.200%, 04/01/26	265,757	0.0
250,000		Newell Brands, Inc., 5.375%, 04/01/36	289,781	0.0
500,000		NIKE, Inc., 2.375%, 11/01/26	474,969	0.0
500,000		NIKE, Inc., 3.375%, 11/01/46	462,031	0.0
250,000	#	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	250,261	0.0
2,000,000		Nordstrom, Inc., 4.750%, 05/01/20	2,084,142	0.1
300,000		OReilly Automotive, Inc., 3.800%, 09/01/22	315,724	0.0
250,000		Starbucks Corp., 2.000%, 12/05/18	251,757	0.0
500,000		TJX Cos, Inc./The, 2.500%, 05/15/23	497,053	0.0
1,070,000		Toyota Motor Credit Corp., 1.700%, 02/19/19	1,071,562	0.1
590,000		Toyota Motor Credit Corp., 2.250%, 10/18/23	577,686	0.0
500,000		Toyota Motor Credit Corp., 3.200%, 01/11/27	507,543	0.0
475,824		United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 12/01/27	487,125	0.0
250,000		United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/30	252,813	0.0
250,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	250,000	0.0
250,000		Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	254,080	0.0
250,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	257,999	0.0
250,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/26	249,972	0.0
250,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	260,077	0.0
250,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	263,401	0.0
250,000		Walgreens Boots Alliance, Inc., 4.650%, 06/01/46	263,092	0.0
250,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	267,429	0.0
1,000,000		Wal-Mart Stores, Inc., 3.300%, 04/22/24	1,045,158	0.1
3,130,000		Wal-Mart Stores, Inc., 5.625%, 04/01/40	4,050,373	0.1
300,000		Whirlpool Corp., 3.700%, 05/01/25	311,003	0.0
200,000		Whirlpool Corp., 4.000%, 03/01/24	211,798	0.0
			59,870,603	1.8

		Consumer, Non-cyclical: 4.3%
500,000		Abbott Laboratories, 2.350%, 11/22/19	504,073	0.0
500,000		Abbott Laboratories, 2.900%, 11/30/21	505,267	0.0
500,000		Abbott Laboratories, 3.250%, 04/15/23	510,595	0.0
500,000		Abbott Laboratories, 3.400%, 11/30/23	512,484	0.0
500,000		Abbott Laboratories, 3.750%, 11/30/26	511,443	0.0
500,000		Abbott Laboratories, 4.750%, 11/30/36	546,576	0.0
500,000		Abbott Laboratories, 4.750%, 04/15/43	531,785	0.0
500,000		Abbott Laboratories, 4.900%, 11/30/46	554,829	0.0
500,000		AbbVie, Inc., 2.300%, 05/14/21	499,171	0.0
500,000		AbbVie, Inc., 2.500%, 05/14/20	506,097	0.0
500,000		AbbVie, Inc., 2.850%, 05/14/23	499,485	0.0
250,000		AbbVie, Inc., 3.200%, 11/06/22	256,688	0.0
500,000		AbbVie, Inc., 3.200%, 05/14/26	495,091	0.0
250,000		AbbVie, Inc., 3.600%, 05/14/25	255,461	0.0
500,000		AbbVie, Inc., 4.300%, 05/14/36	511,037	0.0
500,000		AbbVie, Inc., 4.450%, 05/14/46	518,942	0.0
250,000		AbbVie, Inc., 4.700%, 05/14/45	267,076	0.0
500,000		Actavis plc, 3.250%, 10/01/22	511,386	0.0
1,000,000		Allergan Funding SCS, 3.000%, 03/12/20	1,022,429	0.1
500,000		Allergan Funding SCS, 3.450%, 03/15/22	515,892	0.0
750,000		Allergan Funding SCS, 3.800%, 03/15/25	777,084	0.0
400,000		Aetna, Inc., 2.200%, 03/15/19	402,504	0.0
500,000		Aetna, Inc., 2.750%, 11/15/22	502,295	0.0

See Accompanying Notes to Financial Statements

93

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
500,000	Aetna, Inc., 2.800%, 06/15/23	499,743	0.0
250,000	Aetna, Inc., 3.500%, 11/15/24	258,314	0.0
300,000	Aetna, Inc., 4.500%, 05/15/42	325,693	0.0
500,000	Allergan, Inc./United States, 2.800%, 03/15/23	495,669	0.0
500,000	Altria Group, Inc., 2.850%, 08/09/22	508,100	0.0
500,000	Altria Group, Inc., 2.950%, 05/02/23	504,247	0.0
300,000	Altria Group, Inc., 4.250%, 08/09/42	311,221	0.0
500,000	AmerisourceBergen Corp., 3.400%, 05/15/24	514,383	0.0
250,000	AmerisourceBergen Corp., 4.250%, 03/01/45	254,577	0.0
500,000	Amgen, Inc., 2.250%, 08/19/23	485,356	0.0
250,000	Amgen, Inc., 3.625%, 05/22/24	261,106	0.0
4,400,000	Amgen, Inc., 3.875%, 11/15/21	4,641,780	0.2
1,500,000	Amgen, Inc., 4.400%, 05/01/45	1,549,080	0.1
750,000	Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	751,991	0.0
1,000,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,014,164	0.1
1,500,000	Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	1,546,311	0.1
2,000,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	2,064,426	0.1
2,000,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	2,216,390	0.1
1,000,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,134,756	0.1
250,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	243,276	0.0
3,500,000	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	3,791,728	0.1
1,000,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 01/15/22	1,055,599	0.1
750,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/39	1,166,877	0.1
250,000	Anthem, Inc., 2.250%, 08/15/19	251,298	0.0
1,000,000	Anthem, Inc., 2.300%, 07/15/18	1,005,893	0.1
250,000	Anthem, Inc., 3.500%, 08/15/24	257,391	0.0
250,000	Anthem, Inc., 4.650%, 08/15/44	272,241	0.0
750,000	AstraZeneca PLC, 1.950%, 09/18/19	752,219	0.0
1,900,000	AstraZeneca PLC, 6.450%, 09/15/37	2,566,389	0.1
500,000	Automatic Data Processing, Inc., 3.375%, 09/15/25	520,222	0.0
750,000	Baxalta, Inc., 4.000%, 06/23/25	783,626	0.1
4,370,000	Becton Dickinson & Co., 3.125%, 11/08/21	4,455,276	0.2
400,000	Boston Scientific Corp., 2.850%, 05/15/20	405,794	0.0
400,000	Boston Scientific Corp., 3.375%, 05/15/22	412,181	0.0
500,000	Bristol-Myers Squibb Co., 3.250%, 08/01/42	453,773	0.0
500,000	Campbell Soup Co., 3.800%, 08/02/42	479,685	0.0
500,000	Cardinal Health, Inc., 3.200%, 03/15/23	510,444	0.0
500,000	Cardinal Health, Inc., 4.900%, 09/15/45	553,946	0.0
1,000,000	Celgene Corp., 2.300%, 08/15/18	1,006,031	0.1
250,000	Celgene Corp., 3.625%, 05/15/24	259,277	0.0
2,945,000	Celgene Corp., 3.950%, 10/15/20	3,098,920	0.1
500,000	Celgene Corp., 4.625%, 05/15/44	528,031	0.0
1,000,000	Celgene Corp., 4.000%, 08/15/23	1,061,887	0.1
500,000	Celgene Corp., 5.000%, 08/15/45	565,990	0.0
750,000	Cigna Corp., 3.250%, 04/15/25	754,240	0.0
2,000,000	Cigna Corp., 4.000%, 02/15/22	2,115,954	0.1
2,500,000	Cigna Corp., 5.125%, 06/15/20	2,713,175	0.1
750,000	Clorox Co/The, 3.050%, 09/15/22	769,864	0.0
3,000,000	Coca-Cola Co., 3.150%, 11/15/20	3,118,248	0.1
426,000	Conagra Brands, Inc., 3.200%, 01/25/23	429,853	0.0
500,000	Coventry Health Care, Inc., 5.450%, 06/15/21	552,054	0.0
500,000	Covidien International Finance SA, 3.200%, 06/15/22	517,240	0.0
750,000	Diageo Capital PLC, 2.625%, 04/29/23	757,075	0.0
500,000	Diageo Investment Corp., 2.875%, 05/11/22	512,497	0.0
750,000	Dr Pepper Snapple Group, Inc., 2.000%, 01/15/20	747,599	0.0
250,000	Dr Pepper Snapple Group, Inc., 3.400%, 11/15/25	253,487	0.0
350,000	Dr Pepper Snapple Group, Inc., 4.500%, 11/15/45	371,846	0.0
725,000	Ecolab, Inc., 4.350%, 12/08/21	789,139	0.1
750,000	Eli Lilly & Co., 2.350%, 05/15/22	752,468	0.0
750,000	Eli Lilly & Co., 3.100%, 05/15/27	758,292	0.0
500,000	Eli Lilly & Co., 3.700%, 03/01/45	495,874	0.0

See Accompanying Notes to Financial Statements

94

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
500,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	501,076	0.0
500,000	#	ERAC USA Finance LLC, 3.850%, 11/15/24	515,490	0.0
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/42	286,835	0.0
400,000		Express Scripts Holding Co., 2.250%, 06/15/19	401,531	0.0
500,000		Express Scripts Holding Co., 3.400%, 03/01/27	483,596	0.0
250,000		Express Scripts Holding Co., 3.500%, 06/15/24	252,493	0.0
500,000		Express Scripts Holding Co., 3.000%, 07/15/23	497,125	0.0
500,000		Express Scripts Holding Co., 4.800%, 07/15/46	511,273	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/22	374,956	0.0
750,000		General Mills, Inc., 4.150%, 02/15/43	754,731	0.0
500,000	L	Gilead Sciences, Inc., 1.950%, 03/01/22	490,284	0.0
350,000		Gilead Sciences, Inc., 2.050%, 04/01/19	351,210	0.0
500,000		Gilead Sciences, Inc., 2.500%, 09/01/23	492,941	0.0
500,000		Gilead Sciences, Inc., 2.950%, 03/01/27	485,929	0.0
1,000,000		Gilead Sciences, Inc., 3.250%, 09/01/22	1,034,655	0.1
750,000		Gilead Sciences, Inc., 3.500%, 02/01/25	770,491	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/26	268,087	0.0
250,000		Gilead Sciences, Inc., 4.150%, 03/01/47	252,405	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/45	208,110	0.0
250,000		Gilead Sciences, Inc., 4.750%, 03/01/46	274,795	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/44	382,793	0.0
500,000		GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	507,929	0.0
500,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	688,604	0.0
2,050,000		Humana, Inc., 3.150%, 12/01/22	2,087,564	0.1
750,000		Humana, Inc., 3.850%, 10/01/24	780,695	0.1
1,070,000		Humana, Inc., 6.300%, 08/01/18	1,120,215	0.1
500,000		Johnson & Johnson, 2.250%, 03/03/22	502,929	0.0
500,000		Johnson & Johnson, 2.950%, 03/03/27	506,654	0.0
500,000		Johnson & Johnson, 3.750%, 03/03/47	520,291	0.0
500,000		Kellogg Co., 3.250%, 04/01/26	499,547	0.0
551,000		Kellogg Co., 4.000%, 12/15/20	582,437	0.0
750,000		Kraft Heinz Foods Co., 3.500%, 06/06/22	777,348	0.1
750,000		Kraft Heinz Foods Co., 3.000%, 06/01/26	718,969	0.0
750,000		Kraft Heinz Foods Co., 3.950%, 07/15/25	774,788	0.0
250,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	244,633	0.0
500,000		Kraft Heinz Foods Co., 5.200%, 07/15/45	544,221	0.0
500,000		Kraft Heinz Foods Co., 5.000%, 07/15/35	542,864	0.0
3,266,000		Kraft Heinz Foods Co., 6.125%, 08/23/18	3,422,353	0.1
400,000		Kroger Co., 2.300%, 01/15/19	401,772	0.0
400,000		Kroger Co/The, 3.300%, 01/15/21	409,190	0.0
1,000,000		Kroger Co/The, 3.850%, 08/01/23	1,043,682	0.1
1,379,000		Kroger Co/The, 7.500%, 04/01/31	1,833,095	0.1
250,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	252,198	0.0
250,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	255,384	0.0
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	258,990	0.0
500,000		McKesson Corp., 2.284%, 03/15/19	503,093	0.0
500,000		McKesson Corp., 2.850%, 03/15/23	500,228	0.0
400,000		McKesson Corp., 3.796%, 03/15/24	416,836	0.0
300,000		McKesson Corp., 4.883%, 03/15/44	328,041	0.0
350,000		Mead Johnson Nutrition Co., 3.000%, 11/15/20	359,159	0.0
250,000		Mead Johnson Nutrition Co., 4.600%, 06/01/44	278,356	0.0
500,000		Medtronic Global Holdings SCA, 1.700%, 03/28/19	500,462	0.0
750,000		Medtronic, Inc., 2.500%, 03/15/20	761,111	0.0
250,000		Medtronic, Inc., 4.625%, 03/15/44	278,721	0.0
500,000		Medtronic, Inc., 4.625%, 03/15/45	564,906	0.0
250,000		Merck & Co., Inc., 1.850%, 02/10/20	250,560	0.0
250,000		Merck & Co., Inc., 3.700%, 02/10/45	250,337	0.0
1,000,000		Merck & Co., Inc., 4.150%, 05/18/43	1,069,662	0.1
500,000		Molson Coors Brewing Co., 5.000%, 05/01/42	554,750	0.0
1,000,000		Mylan NV, 3.950%, 06/15/26	1,015,192	0.1
250,000		Mylan, Inc., 2.550%, 03/28/19	251,920	0.0
500,000		Novartis Capital Corp., 2.400%, 05/17/22	504,220	0.0
500,000		Novartis Capital Corp., 3.100%, 05/17/27	506,707	0.0
500,000		Novartis Capital Corp., 3.400%, 05/06/24	522,280	0.0
250,000		PepsiCo, Inc., 4.250%, 10/22/44	264,895	0.0
2,405,000		PepsiCo, Inc., 4.875%, 11/01/40	2,793,066	0.1

See Accompanying Notes to Financial Statements

95

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
500,000		PepsiCo, Inc., 2.250%, 05/02/22	500,264	0.0
750,000		Perrigo Finance Unlimited Co., 3.900%, 12/15/24	762,791	0.0
750,000		Pfizer, Inc., 3.400%, 05/15/24	784,445	0.1
500,000		Pfizer, Inc., 4.000%, 12/15/36	529,947	0.0
500,000		Pfizer, Inc., 4.125%, 12/15/46	532,505	0.0
1,000,000		Pfizer, Inc., 4.300%, 06/15/43	1,076,717	0.1
500,000		Philip Morris International, Inc., 1.875%, 02/25/21	494,060	0.0
500,000		Philip Morris International, Inc., 2.125%, 05/10/23	484,205	0.0
500,000		Philip Morris International, Inc., 2.000%, 02/21/20	501,224	0.0
500,000		Philip Morris International, Inc., 2.625%, 02/18/22	503,669	0.0
500,000	L	Philip Morris International, Inc., 2.750%, 02/25/26	488,861	0.0
250,000		Philip Morris International, Inc., 3.250%, 11/10/24	254,782	0.0
500,000		Philip Morris International, Inc., 4.250%, 11/10/44	516,693	0.0
500,000		Philip Morris International, Inc., 6.375%, 05/16/38	661,485	0.0
500,000		Reynolds American, Inc., 5.700%, 08/15/35	594,843	0.0
250,000		Reynolds American, Inc., 6.150%, 09/15/43	313,695	0.0
3,000,000		Reynolds American, Inc., 8.125%, 06/23/19	3,347,616	0.1
3,330,000		Sanofi, 4.000%, 03/29/21	3,543,406	0.1
750,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/21	741,918	0.0
500,000		Stryker Corp., 3.500%, 03/15/26	513,076	0.0
750,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	730,387	0.0
1,750,000	L	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	1,665,398	0.1
500,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/19	495,794	0.0
615,000		Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 07/21/21	604,241	0.0
250,000		Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	251,958	0.0
400,000		Thermo Fisher Scientific, Inc., 3.300%, 02/15/22	414,228	0.0
500,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	504,642	0.0
250,000		Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	267,008	0.0
150,000		Tyson Foods, Inc., 2.650%, 08/15/19	151,972	0.0
750,000		Tyson Foods, Inc., 3.550%, 06/02/27	755,860	0.0
750,000		Unilever Capital Corp., 4.250%, 02/10/21	802,616	0.1
750,000		UnitedHealth Group, Inc., 1.625%, 03/15/19	747,671	0.0
300,000		UnitedHealth Group, Inc., 2.300%, 12/15/19	303,375	0.0
500,000		UnitedHealth Group, Inc., 2.750%, 02/15/23	504,045	0.0
300,000		UnitedHealth Group, Inc., 2.875%, 12/15/21	306,792	0.0
500,000		UnitedHealth Group, Inc., 2.875%, 03/15/23	508,009	0.0
500,000		UnitedHealth Group, Inc., 3.100%, 03/15/26	503,198	0.0
2,000,000		UnitedHealth Group, Inc., 3.375%, 11/15/21	2,086,208	0.1
1,000,000		UnitedHealth Group, Inc., 4.250%, 04/15/47	1,067,162	0.1
250,000		UnitedHealth Group, Inc., 4.625%, 07/15/35	281,823	0.0
250,000		UnitedHealth Group, Inc., 4.750%, 07/15/45	288,284	0.0
400,000		Verisk Analytics, Inc., 5.500%, 06/15/45	446,628	0.0
500,000		Zoetis, Inc., 3.450%, 11/13/20	517,446	0.0
500,000		Zoetis, Inc., 4.500%, 11/13/25	546,860	0.0
			147,161,363	4.3

		Energy: 2.6%
500,000		Anadarko Petroleum Corp., 3.450%, 07/15/24	489,207	0.0
1,000,000		Anadarko Petroleum Corp., 4.500%, 07/15/44	935,844	0.1
625,000		Anadarko Petroleum Corp., 8.700%, 03/15/19	689,617	0.0
543,000		Apache Corp., 3.250%, 04/15/22	551,435	0.0
500,000		Apache Corp., 4.250%, 01/15/44	470,786	0.0
250,000		Boardwalk Pipelines L.P., 4.950%, 12/15/24	265,267	0.0
500,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	557,783	0.0
500,000	L	BP Capital Markets PLC, 2.112%, 09/16/21	495,818	0.0
500,000		BP Capital Markets PLC, 2.315%, 02/13/20	504,744	0.0
1,000,000		BP Capital Markets PLC, 2.750%, 05/10/23	996,460	0.1
500,000		BP Capital Markets PLC, 3.017%, 01/16/27	487,105	0.0
500,000		BP Capital Markets PLC, 3.062%, 03/17/22	511,363	0.0
250,000		BP Capital Markets PLC, 3.119%, 05/04/26	248,092	0.0
500,000		BP Capital Markets PLC, 3.216%, 11/28/23	508,139	0.0
250,000		BP Capital Markets PLC, 3.535%, 11/04/24	256,912	0.0
500,000		BP Capital Markets PLC, 3.814%, 02/10/24	521,933	0.0

See Accompanying Notes to Financial Statements

96

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
250,000		Canadian Natural Resources Ltd., 3.800%, 04/15/24	253,392	0.0
500,000		Chevron Corp., 1.561%, 05/16/19	498,699	0.0
500,000		Chevron Corp., 1.991%, 03/03/20	501,463	0.0
500,000		Chevron Corp., 2.100%, 05/16/21	498,719	0.0
300,000		Chevron Corp., 2.355%, 12/05/22	298,802	0.0
500,000		Chevron Corp., 2.498%, 03/03/22	504,944	0.0
500,000		Chevron Corp., 2.566%, 05/16/23	501,174	0.0
500,000		Chevron Corp., 2.895%, 03/03/24	505,052	0.0
500,000		Chevron Corp., 2.954%, 05/16/26	496,883	0.0
500,000		Chevron Corp., 3.326%, 11/17/25	513,036	0.0
500,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	495,271	0.0
750,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	751,433	0.1
750,000		CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/24	790,441	0.1
250,000		CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/44	276,708	0.0
500,000		ConocoPhillips Co., 3.350%, 05/15/25	508,882	0.0
500,000		ConocoPhillips Co., 4.150%, 11/15/34	504,503	0.0
500,000		ConocoPhillips Co., 4.200%, 03/15/21	530,523	0.0
500,000		ConocoPhillips Co., 4.300%, 11/15/44	513,271	0.0
500,000		ConocoPhillips Co., 4.950%, 03/15/26	557,883	0.0
2,000,000		ConocoPhillips, 6.500%, 02/01/39	2,650,914	0.1
400,000	L	Devon Energy Corp., 3.250%, 05/15/22	397,936	0.0
1,750,000		Devon Energy Corp., 4.000%, 07/15/21	1,804,917	0.1
1,000,000		Devon Energy Corp., 5.000%, 06/15/45	1,023,808	0.1
500,000		Ecopetrol SA, 4.125%, 01/16/25	491,250	0.0
250,000		Enbridge, Inc., 3.500%, 06/10/24	250,293	0.0
250,000		Enbridge, Inc., 4.500%, 06/10/44	245,938	0.0
500,000		Energy Transfer L.P., 3.600%, 02/01/23	503,773	0.0
500,000		Energy Transfer L.P., 4.150%, 10/01/20	519,636	0.0
800,000		Energy Transfer L.P., 6.125%, 12/15/45	877,616	0.1
1,809,000		Energy Transfer L.P., 6.500%, 02/01/42	2,029,459	0.1
400,000		EnLink Midstream Partners L.P., 5.050%, 04/01/45	373,014	0.0
500,000		Enterprise Products Operating LLC, 2.850%, 04/15/21	506,057	0.0
500,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	510,212	0.0
100,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	103,154	0.0
500,000	L	Enterprise Products Operating LLC, 3.950%, 02/15/27	517,871	0.0
300,000		Enterprise Products Operating LLC, 4.450%, 02/15/43	299,666	0.0
100,000		Enterprise Products Operating LLC, 4.850%, 03/15/44	106,548	0.0
1,750,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	1,891,876	0.1
400,000		EOG Resources, Inc., 2.450%, 04/01/20	401,465	0.0
1,950,000		EOG Resources, Inc., 2.625%, 03/15/23	1,926,943	0.1
250,000		EOG Resources, Inc., 4.150%, 01/15/26	263,155	0.0
500,000		Exxon Mobil Corp., 2.726%, 03/01/23	506,232	0.0
500,000		Exxon Mobil Corp., 3.043%, 03/01/26	504,888	0.0
500,000		Exxon Mobil Corp., 4.114%, 03/01/46	529,583	0.0
500,000		Halliburton Co., 2.000%, 08/01/18	500,544	0.0
500,000		Halliburton Co., 3.500%, 08/01/23	515,248	0.0
500,000		Halliburton Co., 3.800%, 11/15/25	513,351	0.0
500,000		Halliburton Co., 4.750%, 08/01/43	513,986	0.0
500,000		Halliburton Co., 4.850%, 11/15/35	536,750	0.0
1,000,000		Hess Corp., 5.600%, 02/15/41	987,377	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 03/01/21	512,365	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	505,408	0.0
667,000		Kinder Morgan Energy Partners L.P., 3.950%, 09/01/22	689,828	0.0
400,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	414,045	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	405,364	0.0
2,825,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/38	3,387,291	0.1
500,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	520,731	0.0
500,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/46	504,652	0.0
500,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	532,451	0.0

See Accompanying Notes to Financial Statements

97

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,500,000	Magellan Midstream Partners L.P., 4.200%, 12/01/42	1,424,012	0.1
600,000	Magellan Midstream Partners L.P., 6.550%, 07/15/19	651,034	0.0
500,000	Marathon Oil Corp., 2.800%, 11/01/22	479,901	0.0
250,000	Marathon Oil Corp., 3.850%, 06/01/25	244,462	0.0
500,000	Marathon Oil Corp., 5.200%, 06/01/45	481,719	0.0
400,000	Marathon Petroleum Corp., 4.750%, 09/15/44	381,936	0.0
300,000	Noble Energy, Inc., 3.900%, 11/15/24	308,787	0.0
700,000	Noble Energy, Inc., 5.050%, 11/15/44	722,522	0.0
500,000	Occidental Petroleum Corp., 4.100%, 02/15/47	499,970	0.0
250,000	Occidental Petroleum Corp., 4.625%, 06/15/45	266,018	0.0
1,000,000	ONEOK Partners L.P., 6.200%, 09/15/43	1,153,976	0.1
2,000,000	Petroleos Mexicanos, 6.625%, 06/15/38	2,035,000	0.1
125,000	Petroleos Mexicanos, 4.250%, 01/15/25	121,875	0.0
500,000	Petroleos Mexicanos, 4.875%, 01/18/24	507,700	0.0
500,000	Petroleos Mexicanos, 5.500%, 06/27/44	444,500	0.0
3,680,000	Petroleos Mexicanos, 6.000%, 03/05/20	3,954,160	0.1
250,000	Phillips 66, 4.650%, 11/15/34	264,191	0.0
500,000	Pioneer Natural Resources Co., 3.950%, 07/15/22	524,444	0.0
300,000	Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/23	291,367	0.0
275,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	280,812	0.0
750,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/25	770,093	0.1
250,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/44	229,015	0.0
500,000	Shell International Finance BV, 1.750%, 09/12/21	490,878	0.0
500,000	Shell International Finance BV, 2.250%, 11/10/20	503,629	0.0
1,040,000	Shell International Finance BV, 2.875%, 05/10/26	1,027,530	0.1
500,000	Shell International Finance BV, 3.750%, 09/12/46	475,110	0.0
1,500,000	Shell International Finance BV, 4.125%, 05/11/35	1,566,486	0.1
250,000	Shell International Finance BV, 4.375%, 05/11/45	262,652	0.0
600,000	Spectra Energy Partners L.P., 4.500%, 03/15/45	594,475	0.0
250,000	Statoil ASA, 2.250%, 11/08/19	251,672	0.0
250,000	Statoil ASA, 2.750%, 11/10/21	253,746	0.0
500,000	Statoil ASA, 3.950%, 05/15/43	491,199	0.0
1,450,000	Suncor Energy, Inc., 6.500%, 06/15/38	1,864,687	0.1
500,000	Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	502,328	0.0
500,000	Sunoco Logistics Partners Operations L.P., 4.400%, 04/01/21	525,765	0.0
500,000	Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/43	468,510	0.0
2,000,000	TC Pipelines L.P., 4.650%, 06/15/21	2,114,348	0.1
500,000	Total Capital Canada Ltd., 2.750%, 07/15/23	503,041	0.0
500,000	Total Capital International SA, 2.750%, 06/19/21	510,074	0.0
500,000	Total Capital SA, 2.125%, 08/10/18	503,115	0.0
3,500,000	Total Capital SA, 4.450%, 06/24/20	3,749,050	0.1
2,000,000	TransCanada PipeLines Ltd., 4.625%, 03/01/34	2,200,826	0.1
1,000,000	TransCanada Pipelines Ltd., 7.625%, 01/15/39	1,464,809	0.1
1,000,000	Valero Energy Corp., 6.625%, 06/15/37	1,233,906	0.1
400,000	Williams Partners L.P., 3.600%, 03/15/22	409,045	0.0
500,000	Williams Partners L.P., 4.300%, 03/04/24	520,853	0.0
400,000	Williams Partners L.P., 4.000%, 09/15/25	408,089	0.0
500,000	Williams Partners L.P., 5.100%, 09/15/45	520,636	0.0
500,000	Williams Partners L.P., 5.400%, 03/04/44	530,660	0.0
		88,251,792	2.6

	Financial: 8.1%
750,000	Chubb INA Holdings, Inc., 2.700%, 03/13/23	751,110	0.0
1,000,000	Aflac, Inc., 3.625%, 06/15/23	1,051,724	0.1
500,000	American International Group, Inc., 2.300%, 07/16/19	502,910	0.0
500,000	American International Group, Inc., 3.300%, 03/01/21	514,805	0.0
900,000	American International Group, Inc., 4.500%, 07/16/44	920,006	0.0

See Accompanying Notes to Financial Statements

98

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
250,000	American International Group, Inc., 4.700%, 07/10/35	266,783	0.0
1,500,000	American International Group, Inc., 4.875%, 06/01/22	1,647,505	0.1
500,000	Air Lease Corp., 3.000%, 09/15/23	497,751	0.0
400,000	Alexandria Real Estate Equities, Inc., 2.750%, 01/15/20	402,957	0.0
1,000,000	Allstate Corp., 3.280%, 12/15/26	1,017,042	0.1
1,500,000	Allstate Corp./The, 3.150%, 06/15/23	1,538,994	0.1
500,000	American Express Credit Corp., 2.125%, 07/27/18	502,071	0.0
500,000	American Express Credit Corp., 2.200%, 03/03/20	502,533	0.0
500,000	American Express Credit Corp., 2.700%, 03/03/22	504,480	0.0
500,000	American Tower Corp., 3.375%, 10/15/26	490,212	0.0
500,000	American Tower Corp., 3.400%, 02/15/19	510,663	0.0
1,000,000	American Tower Corp., 3.500%, 01/31/23	1,026,746	0.1
750,000	American Tower Corp., 3.550%, 07/15/27	743,101	0.0
667,000	American Tower Corp., 4.700%, 03/15/22	723,273	0.0
1,000,000	Aon PLC, 4.450%, 05/24/43	1,014,276	0.1
500,000	Aon PLC, 4.600%, 06/14/44	531,372	0.0
500,000	Aon PLC, 4.750%, 05/15/45	543,889	0.0
400,000	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	429,520	0.0
500,000	AvalonBay Communities, Inc., 2.850%, 03/15/23	497,830	0.0
500,000	AvalonBay Communities, Inc., 2.950%, 09/15/22	506,420	0.0
800,000	Banco Santander SA, 3.500%, 04/11/22	819,586	0.0
800,000	Banco Santander SA, 4.250%, 04/11/27	832,018	0.0
1,000,000	Bank of America Corp., 2.625%, 04/19/21	1,005,242	0.0
500,000	Bank of America Corp., 2.650%, 04/01/19	506,253	0.0
4,000,000	Bank of America Corp., 3.300%, 01/11/23	4,081,348	0.1
1,000,000	Bank of America Corp., 3.500%, 04/19/26	1,005,393	0.0
1,020,000	Bank of America Corp., 3.824%, 01/20/28	1,039,060	0.1
1,500,000	Bank of America Corp., 3.950%, 04/21/25	1,521,517	0.1
1,000,000	Bank of America Corp., 4.100%, 07/24/23	1,059,897	0.1
1,280,000	Bank of America Corp., 4.183%, 11/25/27	1,304,518	0.1
1,000,000	Bank of America Corp., 4.250%, 10/22/26	1,031,855	0.1
500,000	Bank of America Corp., 4.000%, 04/01/24	524,439	0.0
2,000,000	Bank of America Corp., 4.450%, 03/03/26	2,085,424	0.1
1,900,000	Bank of America Corp., 5.700%, 01/24/22	2,148,889	0.1
500,000	Bank of America Corp., 2.881%, 04/24/23	501,426	0.0
750,000	Bank of America Corp., 3.705%, 04/24/28	756,584	0.0
500,000	Bank of New York Mellon Corp./The, 2.600%, 02/07/22	503,762	0.0
750,000	Bank of New York Mellon Corp./The, 2.661%, 05/16/23	752,196	0.0
750,000	Bank of New York Mellon Corp./The, 3.250%, 05/16/27	757,671	0.0
500,000	Bank of New York Mellon Corp./The, 3.442%, 02/07/28	508,064	0.0
1,000,000	Bank of New York Mellon Corp., 2.100%, 08/01/18	1,005,749	0.1
500,000	Bank of New York Mellon Corp., 2.200%, 08/16/23	485,225	0.0
500,000	Bank of New York Mellon Corp., 2.500%, 04/15/21	504,188	0.0
700,000	Bank of New York Mellon Corp., 3.000%, 10/30/28	678,506	0.0
500,000	Bank of Nova Scotia/The, 2.050%, 06/05/19	501,423	0.0
1,000,000	Bank of Nova Scotia, 1.850%, 04/14/20	994,553	0.0
500,000	Bank of Nova Scotia, 4.500%, 12/16/25	526,475	0.0
750,000	Barclays PLC, 2.875%, 06/08/20	758,554	0.0
750,000	Barclays PLC, 3.250%, 01/12/21	763,566	0.0
750,000	Barclays PLC, 4.375%, 01/12/26	780,799	0.0
1,000,000	Barclays PLC, 5.200%, 05/12/26	1,056,053	0.1
250,000	Barclays PLC, 5.250%, 08/17/45	281,054	0.0
250,000	BB&T Corp., 2.450%, 01/15/20	252,866	0.0
1,000,000	BB&T Corp., 3.950%, 03/22/22	1,058,362	0.1
500,000	Berkshire Hathaway Finance Corp., 2.000%, 08/15/18	502,501	0.0
1,020,000	Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	1,052,843	0.1
500,000	BlackRock, Inc., 5.000%, 12/10/19	537,072	0.0
500,000	BNP Paribas / BNP Paribas US Medium-Term Note Program LLC, 3.250%, 03/03/23	513,194	0.0
250,000	BNP Paribas SA, 2.450%, 03/17/19	252,515	0.0

See Accompanying Notes to Financial Statements

99

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
3,500,000		Boston Properties L.P., 5.625%, 11/15/20	3,845,359	0.1
500,000		Branch Banking & Trust Co., 3.625%, 09/16/25	520,625	0.0
400,000		Branch Banking & Trust Co., 3.800%, 10/30/26	419,793	0.0
500,000		Capital One Financial Corp., 2.450%, 04/24/19	502,902	0.0
500,000		Capital One Financial Corp., 3.200%, 02/05/25	490,291	0.0
500,000		Capital One Financial Corp., 3.750%, 04/24/24	511,711	0.0
500,000		Capital One Financial Corp., 3.750%, 07/28/26	488,890	0.0
500,000		Capital One Financial Corp., 4.200%, 10/29/25	505,089	0.0
550,000		Capital One NA/Mclean VA, 2.350%, 08/17/18	552,364	0.0
1,000,000		Chubb Corp./The, 6.000%, 05/11/37	1,307,661	0.1
500,000		Citibank NA, 2.100%, 06/12/20	500,393	0.0
500,000		Citigroup, Inc., 2.500%, 07/29/19	504,764	0.0
2,000,000		Citigroup, Inc., 3.500%, 05/15/23	2,030,068	0.1
500,000		Citigroup, Inc., 3.750%, 06/16/24	518,829	0.0
1,500,000		Citigroup, Inc., 3.887%, 01/10/28	1,526,367	0.1
750,000		Citigroup, Inc., 4.050%, 07/30/22	784,847	0.0
1,500,000		Citigroup, Inc., 4.125%, 07/25/28	1,526,232	0.1
500,000		Citigroup, Inc., 4.300%, 11/20/26	514,611	0.0
1,000,000		Citigroup, Inc., 4.450%, 09/29/27	1,041,414	0.1
500,000		Citigroup, Inc., 4.400%, 06/10/25	521,207	0.0
500,000		Citigroup, Inc., 4.600%, 03/09/26	525,659	0.0
700,000		Citigroup, Inc., 4.000%, 08/05/24	721,612	0.0
793,000		Citigroup, Inc., 5.300%, 05/06/44	901,918	0.0
615,000		Citigroup, Inc., 8.125%, 07/15/39	948,219	0.0
500,000		Citigroup, Inc., 3.400%, 05/01/26	495,600	0.0
500,000		Citizens Bank NA/Providence RI, 2.550%, 05/13/21	500,817	0.0
1,000,000		CME Group, Inc., 3.000%, 09/15/22	1,024,409	0.1
300,000		CNA Financial Corp., 4.500%, 03/01/26	322,444	0.0
500,000		Comerica Bank, 2.500%, 06/02/20	501,261	0.0
500,000		Comerica, Inc., 2.125%, 05/23/19	499,109	0.0
250,000		Comerica, Inc., 3.800%, 07/22/26	253,317	0.0
250,000		Compass Bank, 2.750%, 09/29/19	252,078	0.0
500,000		Cooperatieve Rabobank UA/NY, 1.375%, 08/09/19	494,761	0.0
500,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/19	503,323	0.0
500,000		Cooperatieve Rabobank UA, 3.950%, 11/09/22	522,772	0.0
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/25	525,271	0.0
750,000		Cooperatieve Rabobank UA, 4.500%, 01/11/21	806,418	0.0
500,000		Cooperatieve Rabobank UA, 3.750%, 07/21/26	500,920	0.0
750,000	#	Credit Suisse Group AG, 3.574%, 01/09/23	769,815	0.0
750,000	#	Credit Suisse Group AG, 4.282%, 01/09/28	776,248	0.0
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/21	1,027,359	0.1
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 06/09/23	1,032,181	0.1
1,000,000		Deutsche Bank AG/London, 3.700%, 05/30/24	1,001,397	0.0
500,000		Deutsche Bank AG, 2.850%, 05/10/19	505,575	0.0
750,000		Deutsche Bank AG, 2.950%, 08/20/20	754,942	0.0
500,000		Deutsche Bank AG, 3.125%, 01/13/21	502,864	0.0
500,000		Deutsche Bank AG, 3.375%, 05/12/21	506,821	0.0
400,000		Deutsche Bank AG, 4.100%, 01/13/26	406,442	0.0
800,000		Discover Bank, 2.600%, 11/13/18	807,094	0.0
500,000		Discover Bank, 3.100%, 06/04/20	509,828	0.0
500,000		Discover Bank, 3.200%, 08/09/21	509,676	0.0
400,000		Discover Bank, 4.250%, 03/13/26	411,636	0.0
500,000		Discover Bank, 4.200%, 08/08/23	526,513	0.0
500,000		Discover Financial Services, 3.950%, 11/06/24	508,565	0.0
500,000		EPR Properties, 4.500%, 04/01/25	507,729	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/44	535,808	0.0
750,000		Fifth Third Bancorp, 2.600%, 06/15/22	746,917	0.0
2,000,000		Fifth Third Bancorp, 3.500%, 03/15/22	2,070,428	0.1
400,000		Fifth Third Bancorp, 4.300%, 01/16/24	425,844	0.0
250,000		First Tennessee Bank NA, 2.950%, 12/01/19	252,880	0.0
7,801,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	8,515,813	0.3
500,000		Goldman Sachs Group, Inc./The, 2.875%, 02/25/21	505,742	0.0
500,000		Goldman Sachs Group, Inc./The, 3.000%, 04/26/22	504,894	0.0

See Accompanying Notes to Financial Statements

100

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
500,000	Goldman Sachs Group, Inc./The, 3.750%, 02/25/26	510,087	0.0
500,000	Goldman Sachs Group, Inc./The, 3.850%, 01/26/27	509,256	0.0
500,000	Goldman Sachs Group, Inc., 2.550%, 10/23/19	505,761	0.0
500,000	Goldman Sachs Group, Inc., 3.500%, 11/16/26	497,991	0.0
2,050,000	Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,118,224	0.1
500,000	Goldman Sachs Group, Inc., 3.750%, 05/22/25	512,887	0.0
1,000,000	Goldman Sachs Group, Inc., 3.850%, 07/08/24	1,039,537	0.1
750,000	Goldman Sachs Group, Inc., 5.750%, 01/24/22	844,831	0.0
4,000,000	Goldman Sachs Group, Inc., 6.750%, 10/01/37	5,213,268	0.2
500,000	HCP, Inc., 2.625%, 02/01/20	503,918	0.0
250,000	HCP, Inc., 3.875%, 08/15/24	255,272	0.0
500,000	HCP, Inc., 4.000%, 06/01/25	513,060	0.0
500,000	Hospitality Properties Trust, 4.500%, 06/15/23	524,572	0.0
500,000	Hospitality Properties Trust, 5.000%, 08/15/22	536,452	0.0
750,000	Host Hotels & Resorts L.P., 3.750%, 10/15/23	765,688	0.0
400,000	HSBC Holdings PLC, 3.400%, 03/08/21	411,296	0.0
300,000	HSBC Holdings PLC, 4.300%, 03/08/26	319,614	0.0
500,000	HSBC Holdings PLC, 4.375%, 11/23/26	519,861	0.0
3,400,000	HSBC Holdings PLC, 6.500%, 09/15/37	4,414,839	0.2
250,000	HSBC USA, Inc., 2.250%, 06/23/19	251,289	0.0
250,000	HSBC USA, Inc., 3.500%, 06/23/24	257,725	0.0
500,000	HSBC Holdings PLC, 6.000%, 11/22/65	518,250	0.0
1,000,000	Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	1,007,006	0.1
500,000	ING Groep NV, 3.150%, 03/29/22	510,025	0.0
900,000	Jefferies Group LLC, 5.125%, 01/20/23	981,130	0.0
750,000	JPMorgan Chase & Co., 2.700%, 05/18/23	742,276	0.0
1,000,000	JPMorgan Chase & Co., 2.750%, 06/23/20	1,017,335	0.1
500,000	JPMorgan Chase & Co., 2.950%, 10/01/26	483,180	0.0
750,000	JPMorgan Chase & Co., 3.125%, 01/23/25	746,423	0.0
1,500,000	JPMorgan Chase & Co., 3.375%, 05/01/23	1,523,938	0.1
1,000,000	JPMorgan Chase & Co., 3.782%, 02/01/28	1,023,953	0.1
500,000	JPMorgan Chase & Co., 3.875%, 09/10/24	516,398	0.0
1,000,000	JPMorgan Chase & Co., 4.125%, 12/15/26	1,040,854	0.1
1,000,000	JPMorgan Chase & Co., 4.250%, 10/01/27	1,041,544	0.1
4,000,000	JPMorgan Chase & Co., 4.500%, 01/24/22	4,333,628	0.1
2,375,000	JPMorgan Chase & Co., 5.500%, 10/15/40	2,909,152	0.1
750,000	JPMorgan Chase & Co., 3.220%, 03/01/25	750,830	0.0
750,000	JPMorgan Chase & Co., 3.540%, 05/01/28	755,068	0.0
500,000	Kemper Corp., 4.350%, 02/15/25	505,810	0.0
500,000	KeyBank NA/Cleveland OH, 2.350%, 03/08/19	503,385	0.0
750,000	KeyBank NA/Cleveland OH, 2.400%, 06/09/22	746,701	0.0
500,000	KeyBank NA/Cleveland OH, 3.400%, 05/20/26	497,489	0.0
400,000	Kilroy Realty L.P., 4.250%, 08/15/29	409,884	0.0
250,000	Kilroy Realty L.P., 4.375%, 10/01/25	262,639	0.0
3,000,000	Kreditanstalt fuer Wiederaufbau, 1.250%, 09/30/19	2,976,930	0.1
1,000,000	Kreditanstalt fuer Wiederaufbau, 1.625%, 03/15/21	991,843	0.0
2,000,000	Kreditanstalt fuer Wiederaufbau, 1.875%, 11/30/20	2,001,830	0.1
3,000,000	Kreditanstalt fuer Wiederaufbau, 2.125%, 03/07/22	3,014,391	0.1
10,000,000	Kreditanstalt fuer Wiederaufbau, 2.625%, 01/25/22	10,282,230	0.3
750,000	Liberty Property L.P., 3.250%, 10/01/26	727,981	0.0
750,000	Lincoln National Corp., 3.625%, 12/12/26	754,671	0.0
1,500,000	Lincoln National Corp., 4.200%, 03/15/22	1,597,807	0.1
500,000	Lloyds Banking Group PLC, 4.650%, 03/24/26	521,977	0.0
750,000	Lloyds Banking Group PLC, 3.000%, 01/11/22	758,122	0.0
250,000	Loews Corp., 3.750%, 04/01/26	260,121	0.0
250,000	Manufacturers & Traders Trust Co., 2.250%, 07/25/19	251,774	0.0
1,000,000	Manufacturers & Traders Trust Co., 2.500%, 05/18/22	998,478	0.0
500,000	Manulife Financial Corp., 4.061%, 02/24/32	505,511	0.0
500,000	Manulife Financial Corp., 4.150%, 03/04/26	529,584	0.0
500,000	Manulife Financial Corp., 5.375%, 03/04/46	603,006	0.0
1,000,000	Markel Corp., 3.625%, 03/30/23	1,032,300	0.1
400,000	Marsh & McLennan Cos, Inc., 3.500%, 03/10/25	411,246	0.0
500,000	MetLife, Inc., 3.048%, 12/15/22	509,722	0.0
1,000,000	MetLife, Inc., 3.600%, 11/13/25	1,038,435	0.1

See Accompanying Notes to Financial Statements

101

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		MetLife, Inc., 3.600%, 04/10/24	525,905	0.0
500,000		MetLife, Inc., 4.050%, 03/01/45	506,233	0.0
400,000		MetLife, Inc., 4.125%, 08/13/42	410,734	0.0
300,000		MetLife, Inc., 4.721%, 12/15/44	335,660	0.0
500,000	#	Metropolitan Life Global Funding I, 1.950%, 09/15/21	490,105	0.0
750,000	#	Metropolitan Life Global Funding I, 3.450%, 12/18/26	769,747	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/21	762,494	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/26	783,820	0.0
1,000,000		Morgan Stanley, 2.500%, 04/21/21	999,678	0.0
750,000		Morgan Stanley, 2.625%, 11/17/21	749,278	0.0
500,000		Morgan Stanley, 3.125%, 07/27/26	486,744	0.0
750,000		Morgan Stanley, 3.625%, 01/20/27	755,694	0.0
500,000		Morgan Stanley, 3.700%, 10/23/24	513,663	0.0
500,000		Morgan Stanley, 3.875%, 01/27/26	515,350	0.0
750,000		Morgan Stanley, 3.875%, 04/29/24	780,360	0.0
750,000		Morgan Stanley, 3.950%, 04/23/27	756,320	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/23	1,045,184	0.1
500,000		Morgan Stanley, 4.350%, 09/08/26	520,854	0.0
750,000		Morgan Stanley, 4.000%, 07/23/25	783,680	0.0
800,000		Morgan Stanley, 4.875%, 11/01/22	869,516	0.0
500,000		MUFG Union Bank NA, 2.250%, 05/06/19	502,210	0.0
500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/26	472,495	0.0
500,000		National Australia Bank Ltd./New York, 2.800%, 01/10/22	505,507	0.0
300,000		National Retail Properties, Inc., 4.000%, 11/15/25	307,336	0.0
250,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 11/01/20	250,387	0.0
1,000,000		National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/46	1,054,615	0.1
300,000		Northern Trust Corp., 2.375%, 08/02/22	299,731	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/25	264,977	0.0
750,000		Northern Trust Corp., 3.375%, 05/08/32	750,695	0.0
500,000		PNC Bank NA, 2.625%, 02/17/22	504,854	0.0
500,000		PNC Bank NA, 2.700%, 11/01/22	500,442	0.0
1,000,000		PNC Bank NA, 2.950%, 01/30/23	1,010,954	0.1
500,000		PNC Bank NA, 3.250%, 06/01/25	508,170	0.0
500,000	+	PNC Financial Services Group, Inc./The, 2.854%, 11/09/22	504,975	0.0
500,000		PNC Financial Services Group, Inc./The, 3.300%, 03/08/22	518,618	0.0
500,000		Primerica, Inc., 4.750%, 07/15/22	539,550	0.0
300,000		Principal Financial Group, Inc., 3.125%, 05/15/23	302,753	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/22	1,028,837	0.1
1,000,000		Private Export Funding Corp., 1.450%, 08/15/19	997,608	0.0
1,000,000		Private Export Funding Corp., 2.250%, 03/15/20	1,013,804	0.1
1,000,000		Private Export Funding Corp., 2.300%, 09/15/20	1,011,884	0.1
1,000,000		Private Export Funding Corp., 3.250%, 06/15/25	1,042,698	0.1
1,000,000		Private Export Funding Corp., 3.550%, 01/15/24	1,070,530	0.1
500,000		Prologis L.P., 4.250%, 08/15/23	540,395	0.0
400,000		Protective Life Corp., 7.375%, 10/15/19	445,626	0.0
500,000		Prudential Financial, Inc., 5.375%, 05/15/45	542,500	0.0
3,800,000		Prudential Financial, Inc., 6.200%, 11/15/40	4,923,664	0.2
500,000		Raymond James Financial, Inc., 3.625%, 09/15/26	501,479	0.0
400,000		Realty Income Corp., 3.875%, 07/15/24	413,713	0.0
300,000		Realty Income Corp., 4.125%, 10/15/26	310,719	0.0
1,000,000		Regions Financial Corp., 3.200%, 02/08/21	1,023,169	0.1
500,000		Royal Bank of Canada, 2.125%, 03/02/20	501,021	0.0
1,000,000	L	Royal Bank of Canada, 2.750%, 02/01/22	1,017,515	0.1
500,000		Royal Bank of Canada, 4.650%, 01/27/26	536,896	0.0
500,000		Royal Bank of Scotland Group PLC, 4.800%, 04/05/26	532,234	0.0
500,000		Santander Holdings USA, Inc., 2.650%, 04/17/20	499,019	0.0
750,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	755,895	0.0
400,000		Santander Issuances SAU, 5.179%, 11/19/25	429,521	0.0
500,000		Santander UK Group Holdings PLC, 2.875%, 08/05/21	501,600	0.0

See Accompanying Notes to Financial Statements

102

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
750,000		Santander UK Group Holdings PLC, 3.125%, 01/08/21	762,416	0.0
500,000		Santander UK PLC, 2.500%, 03/14/19	504,190	0.0
250,000		Senior Housing Properties Trust, 3.250%, 05/01/19	252,525	0.0
250,000		Senior Housing Properties Trust, 4.750%, 05/01/24	258,159	0.0
500,000		Simon Property Group L.P., 3.375%, 06/15/27	498,279	0.0
1,000,000		Simon Property Group L.P., 3.375%, 03/15/22	1,033,889	0.1
500,000	L	Simon Property Group L.P., 4.250%, 10/01/44	501,745	0.0
750,000		State Street Corp., 2.653%, 05/15/23	752,702	0.0
1,500,000		State Street Corp., 3.100%, 05/15/23	1,527,660	0.1
500,000		State Street Corp., 3.550%, 08/18/25	521,251	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.058%, 07/14/21	492,157	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/21	498,155	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/26	475,876	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/27	508,698	0.0
500,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/20	502,422	0.0
500,000		SunTrust Bank/Atlanta GA, 2.750%, 05/01/23	499,035	0.0
500,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/26	489,662	0.0
250,000		SunTrust Banks, Inc., 2.500%, 05/01/19	252,461	0.0
500,000		SunTrust Banks, Inc., 2.700%, 01/27/22	501,516	0.0
500,000		SunTrust Banks, Inc., 2.900%, 03/03/21	508,007	0.0
750,000		Synchrony Bank, 3.000%, 06/15/22	747,382	0.0
250,000		Synchrony Financial, 3.750%, 08/15/21	256,992	0.0
250,000		Synchrony Financial, 3.000%, 08/15/19	253,659	0.0
300,000		Synchrony Financial, 4.250%, 08/15/24	306,900	0.0
250,000		Synchrony Financial, 4.500%, 07/23/25	257,531	0.0
500,000		Tanger Properties L.P., 3.125%, 09/01/26	469,531	0.0
750,000	#	Toronto-Dominion Bank/The, 2.500%, 01/18/23	755,606	0.0
3,000,000		Travelers Cos, Inc., 3.900%, 11/01/20	3,168,888	0.1
750,000		Travelers Cos, Inc./The, 4.000%, 05/30/47	768,904	0.0
700,000		UBS AG/Stamford CT, 2.375%, 08/14/19	706,619	0.0
500,000	#	UBS Group Funding Switzerland AG, 2.950%, 09/24/20	511,132	0.0
500,000	#	UBS Group Funding Switzerland AG, 3.000%, 04/15/21	508,075	0.0
500,000		Unum Group, 3.000%, 05/15/21	505,167	0.0
750,000		US Bancorp, 2.950%, 07/15/22	763,313	0.0
750,000		US Bancorp, 3.150%, 04/27/27	752,273	0.0
1,000,000		US Bancorp, 3.000%, 03/15/22	1,026,890	0.1
500,000		US Bancorp, 5.125%, 12/29/49	532,650	0.0
500,000		US Bank NA/Cincinnati OH, 2.000%, 01/24/20	502,302	0.0
500,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	504,626	0.0
600,000		Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/22	608,147	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/25	248,812	0.0
500,000		Ventas Realty L.P., 3.750%, 05/01/24	509,342	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/26	515,170	0.0
1,100,000		Visa, Inc., 2.200%, 12/14/20	1,109,636	0.1
1,000,000		Visa, Inc., 2.800%, 12/14/22	1,018,757	0.1
500,000		Visa, Inc., 3.150%, 12/14/25	508,230	0.0
500,000		Visa, Inc., 4.150%, 12/14/35	544,527	0.0
500,000		Visa, Inc., 4.300%, 12/14/45	550,578	0.0
750,000		Wells Fargo Bank NA, 6.600%, 01/15/38	1,025,714	0.1
1,500,000		Wells Fargo & Co., 3.069%, 01/24/23	1,520,897	0.1
1,000,000		Wells Fargo & Co., 3.000%, 10/23/26	975,035	0.0
1,000,000		Wells Fargo & Co., 3.450%, 02/13/23	1,024,500	0.1
750,000		Wells Fargo & Co., 3.550%, 09/29/25	763,408	0.0
1,000,000		Wells Fargo & Co., 3.584%, 05/22/28	1,011,705	0.1
500,000		Wells Fargo & Co., 4.300%, 07/22/27	524,963	0.0
8,000,000		Wells Fargo & Co., 4.600%, 04/01/21	8,627,320	0.3
1,983,000		Wells Fargo & Co., 5.606%, 01/15/44	2,366,482	0.1
500,000		Welltower, Inc., 4.000%, 06/01/25	517,876	0.0
750,000		Westpac Banking Corp., 4.322%, 11/23/31	770,254	0.0
1,000,000		WR Berkley Corp., 4.625%, 03/15/22	1,077,266	0.1
400,000		XLIT Ltd., 2.300%, 12/15/18	401,913	0.0
			272,704,626	8.1

See Accompanying Notes to Financial Statements

103

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: 1.8%
750,000		3M Co., 2.250%, 09/19/26	711,749	0.0
500,000		3M Co., 2.000%, 06/26/22	497,374	0.0
200,000		3M Co., 3.875%, 06/15/44	204,633	0.0
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/22	1,324,471	0.1
1,000,000		Agilent Technologies, Inc., 3.875%, 07/15/23	1,047,400	0.1
400,000		Arrow Electronics, Inc., 3.500%, 04/01/22	409,020	0.0
750,000		Boeing Capital Corp., 4.700%, 10/27/19	800,458	0.0
500,000		Boeing Co/The, 2.125%, 03/01/22	499,343	0.0
500,000		Boeing Co/The, 2.800%, 03/01/27	497,414	0.0
500,000		Boeing Co/The, 3.300%, 03/01/35	482,442	0.0
500,000		Burlington Northern Santa Fe LLC, 3.000%, 03/15/23	513,060	0.0
1,000,000		Burlington Northern Santa Fe LLC, 3.450%, 09/15/21	1,042,943	0.1
500,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/42	539,055	0.0
500,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/43	545,192	0.0
500,000		Burlington Northern Santa Fe LLC, 4.700%, 09/01/45	565,280	0.0
400,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/44	468,605	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/22	986,794	0.1
750,000		Canadian Pacific Railway Co., 4.800%, 08/01/45	852,874	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/35	839,580	0.0
500,000		Caterpillar Financial Services Corp., 2.100%, 01/10/20	503,472	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/23	300,261	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/23	530,846	0.0
1,500,000		Caterpillar, Inc., 2.600%, 06/26/22	1,513,519	0.1
250,000		Caterpillar, Inc., 3.400%, 05/15/24	260,908	0.0
250,000		Caterpillar, Inc., 4.300%, 05/15/44	270,662	0.0
500,000		CSX Corp., 3.950%, 05/01/50	490,503	0.0
1,000,000		CSX Corp., 4.100%, 03/15/44	1,030,802	0.1
1,000,000		CSX Corp., 4.400%, 03/01/43	1,070,734	0.1
830,000		Cummins, Inc., 7.125%, 03/01/28	1,090,681	0.1
1,010,000		Dover Corp., 4.300%, 03/01/21	1,073,592	0.1
250,000		FedEx Corp., 2.300%, 02/01/20	252,065	0.0
200,000		FedEx Corp., 3.875%, 08/01/42	190,032	0.0
500,000		FedEx Corp., 4.750%, 11/15/45	542,840	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/22	497,605	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/42	495,238	0.0
500,000		General Electric Co., 2.700%, 10/09/22	508,877	0.0
430,000		General Electric Co., 5.875%, 01/14/38	558,448	0.0
1,861,000		General Electric Co., 6.750%, 03/15/32	2,555,053	0.1
2,600,000		Honeywell International, Inc., 5.375%, 03/01/41	3,245,224	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/24	524,338	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/42	521,212	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 2.625%, 05/01/20	252,620	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 4.650%, 11/01/44	271,043	0.0
500,000		John Deere Capital Corp., 1.950%, 01/08/19	502,386	0.0
750,000		John Deere Capital Corp., 2.800%, 03/04/21	765,562	0.0
500,000		John Deere Capital Corp., 3.350%, 06/12/24	517,976	0.0
400,000	+	Johnson Controls International plc, 3.625%, 07/02/24	414,696	0.0
250,000	+	Johnson Controls International plc, 4.625%, 07/02/44	269,942	0.0
250,000		Johnson Controls International plc, 5.125%, 09/14/45	289,003	0.0
500,000		Kennametal, Inc., 2.650%, 11/01/19	502,722	0.0
800,000		L3 Technologies, Inc., 4.950%, 02/15/21	863,070	0.0
500,000		Lockheed Martin Corp., 2.500%, 11/23/20	507,220	0.0
500,000		Lockheed Martin Corp., 3.100%, 01/15/23	512,113	0.0
1,000,000		Lockheed Martin Corp., 3.350%, 09/15/21	1,041,118	0.1
1,000,000		Lockheed Martin Corp., 3.550%, 01/15/26	1,038,160	0.1
250,000		Lockheed Martin Corp., 3.600%, 03/01/35	247,754	0.0
500,000		Lockheed Martin Corp., 4.500%, 05/15/36	547,644	0.0
500,000		Lockheed Martin Corp., 4.700%, 05/15/46	564,941	0.0
2,000,000		Norfolk Southern Corp., 3.950%, 10/01/42	1,994,444	0.1
500,000		Norfolk Southern Corp., 4.450%, 06/15/45	539,325	0.0

See Accompanying Notes to Financial Statements

104

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,000,000		Norfolk Southern Corp., 4.800%, 08/15/43	1,134,301	0.1
500,000		Northrop Grumman Corp., 3.850%, 04/15/45	498,686	0.0
200,000		Packaging Corp. of America, 3.650%, 09/15/24	204,267	0.0
250,000		Parker-Hannifin Corp., 4.200%, 11/21/34	267,105	0.0
3,800,000		Raytheon Co., 3.125%, 10/15/20	3,938,594	0.1
2,000,000		Republic Services, Inc., 5.250%, 11/15/21	2,225,956	0.1
1,250,000		Roper Technologies, Inc., 2.050%, 10/01/18	1,252,863	0.1
500,000		Ryder System, Inc., 2.450%, 09/03/19	504,824	0.0
500,000		Ryder System, Inc., 2.500%, 05/11/20	503,015	0.0
300,000		Stanley Black & Decker, Inc., 2.900%, 11/01/22	304,476	0.0
750,000		Textron, Inc., 3.650%, 03/01/21	773,801	0.0
250,000		Union Pacific Corp., 2.250%, 02/15/19	252,344	0.0
500,000		Union Pacific Corp., 2.750%, 03/01/26	494,379	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/23	505,306	0.0
250,000		Union Pacific Corp., 3.375%, 02/01/35	248,016	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/24	264,539	0.0
250,000		Union Pacific Corp., 3.799%, 10/01/51	245,907	0.0
750,000		Union Pacific Corp., 4.050%, 11/15/45	779,042	0.0
500,000		Union Pacific Corp., 4.250%, 04/15/43	530,323	0.0
750,000		United Technologies Corp., 3.100%, 06/01/22	775,423	0.0
500,000		United Technologies Corp., 4.150%, 05/15/45	519,724	0.0
500,000		United Technologies Corp., 4.500%, 06/01/42	547,981	0.0
406,000		United Technologies Corp., 6.125%, 07/15/38	533,458	0.0
			59,800,668	1.8

		Technology: 1.3%
500,000		Analog Devices, Inc., 3.900%, 12/15/25	520,676	0.0
500,000		Apple, Inc., 2.100%, 05/06/19	504,842	0.0
500,000		Apple, Inc., 2.150%, 02/09/22	497,406	0.0
1,000,000		Apple, Inc., 2.400%, 05/03/23	995,445	0.0
750,000		Apple, Inc., 2.500%, 02/09/22	757,045	0.0
500,000		Apple, Inc., 2.850%, 05/06/21	514,317	0.0
750,000		Apple, Inc., 3.000%, 02/09/24	761,850	0.0
1,000,000		Apple, Inc., 3.250%, 02/23/26	1,019,121	0.1
500,000		Apple, Inc., 3.450%, 02/09/45	471,776	0.0
500,000		Apple, Inc., 3.450%, 05/06/24	521,223	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/43	1,003,608	0.1
400,000		Apple, Inc., 4.375%, 05/13/45	434,169	0.0
500,000		Apple, Inc., 4.450%, 05/06/44	546,088	0.0
1,000,000		Apple, Inc., 4.650%, 02/23/46	1,125,298	0.1
500,000		Applied Materials, Inc., 3.900%, 10/01/25	533,269	0.0
400,000		Autodesk, Inc., 3.600%, 12/15/22	412,165	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/25	264,187	0.0
400,000	#	Dell International LLC / EMC Corp., 3.480%, 06/01/19	409,554	0.0
400,000	#	Dell International LLC / EMC Corp., 4.420%, 06/15/21	422,023	0.0
400,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	434,554	0.0
400,000	#	Dell International LLC / EMC Corp., 6.020%, 06/15/26	441,397	0.0
400,000	#	Dell International LLC / EMC Corp., 8.350%, 07/15/46	518,449	0.0
500,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	524,123	0.0
500,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/20	515,895	0.0
500,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/22	530,612	0.0
321,000		HP, Inc., 3.750%, 12/01/20	336,217	0.0
1,000,000		International Business Machines Corp., 1.625%, 05/15/20	991,913	0.0
500,000		International Business Machines Corp., 1.875%, 05/15/19	501,596	0.0
1,030,000		International Business Machines Corp., 2.250%, 02/19/21	1,036,030	0.1
1,020,000		International Business Machines Corp., 2.500%, 01/27/22	1,030,269	0.1
1,000,000		International Business Machines Corp., 3.375%, 08/01/23	1,039,050	0.1
1,000,000		International Business Machines Corp., 3.450%, 02/19/26	1,025,833	0.1
260,000		Intel Corp., 3.700%, 07/29/25	273,260	0.0
250,000		Intel Corp., 4.900%, 07/29/45	291,578	0.0
1,000,000		Intel Corp., 3.150%, 05/11/27	1,004,767	0.1
500,000		Lam Research Corp., 2.800%, 06/15/21	507,613	0.0

See Accompanying Notes to Financial Statements

105

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
400,000		Lam Research Corp., 3.800%, 03/15/25	409,114	0.0
750,000		Microsoft Corp., 1.550%, 08/08/21	734,182	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/23	996,599	0.1
500,000		Microsoft Corp., 2.875%, 02/06/24	508,451	0.0
500,000		Microsoft Corp., 3.125%, 11/03/25	510,761	0.0
500,000		Microsoft Corp., 3.300%, 02/06/27	514,720	0.0
250,000		Microsoft Corp., 3.500%, 02/12/35	252,833	0.0
750,000		Microsoft Corp., 3.625%, 12/15/23	795,034	0.0
250,000		Microsoft Corp., 3.750%, 02/12/45	249,481	0.0
500,000		Microsoft Corp., 3.950%, 08/08/56	502,429	0.0
1,000,000		Microsoft Corp., 4.200%, 11/03/35	1,095,984	0.1
1,000,000		Microsoft Corp., 4.250%, 02/06/47	1,087,085	0.1
1,000,000		Microsoft Corp., 4.450%, 11/03/45	1,117,068	0.1
250,000		Microsoft Corp., 4.875%, 12/15/43	294,259	0.0
250,000		NetApp, Inc., 3.375%, 06/15/21	256,654	0.0
500,000		Oracle Corp., 2.250%, 10/08/19	506,350	0.0
500,000		Oracle Corp., 2.500%, 10/15/22	503,006	0.0
750,000		Oracle Corp., 2.800%, 07/08/21	767,498	0.0
750,000		Oracle Corp., 2.950%, 05/15/25	753,613	0.0
500,000		Oracle Corp., 3.400%, 07/08/24	521,182	0.0
750,000		Oracle Corp., 3.900%, 05/15/35	775,187	0.0
750,000		Oracle Corp., 4.125%, 05/15/45	774,104	0.0
600,000		Oracle Corp., 4.300%, 07/08/34	652,867	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/40	1,830,476	0.1
500,000		Qualcomm, Inc., 2.100%, 05/20/20	502,475	0.0
500,000		QUALCOMM, Inc., 3.000%, 05/20/22	513,057	0.0
850,000		QUALCOMM, Inc., 4.650%, 05/20/35	928,990	0.0
350,000		QUALCOMM, Inc., 4.800%, 05/20/45	385,579	0.0
400,000	L	Xerox Corp., 3.800%, 05/15/24	400,657	0.0
807,000	#	Xerox Corp., 4.070%, 03/17/22	828,427	0.0
250,000	L	Xerox Corp., 4.800%, 03/01/35	236,471	0.0
			42,921,811	1.3

		Utilities: 2.1%
500,000		Alabama Power Co., 4.150%, 08/15/44	523,481	0.0
300,000		Ameren Illinois Co., 2.700%, 09/01/22	302,575	0.0
250,000		Ameren Illinois Co., 4.300%, 07/01/44	267,806	0.0
500,000		Appalachian Power Co., 4.400%, 05/15/44	534,260	0.0
750,000		Appalachian Power Co., 4.450%, 06/01/45	811,231	0.0
250,000		Arizona Public Service Co., 2.200%, 01/15/20	250,703	0.0
400,000		Arizona Public Service Co., 3.350%, 06/15/24	408,542	0.0
500,000		Atmos Energy Corp., 4.125%, 10/15/44	528,268	0.0
1,000,000		Baltimore Gas & Electric Co., 3.350%, 07/01/23	1,029,905	0.1
500,000		Baltimore Gas & Electric Co., 3.500%, 08/15/46	478,738	0.0
750,000		CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/27	747,115	0.0
250,000		CMS Energy Corp., 3.875%, 03/01/24	261,891	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/44	280,100	0.0
200,000		Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/56	209,432	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/44	549,584	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/45	554,988	0.0
400,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/54	443,383	0.0
300,000		Consumers Energy Co., 2.850%, 05/15/22	306,823	0.0
500,000		Consumers Energy Co., 3.950%, 07/15/47	518,892	0.0
200,000		Dominion Energy Gas Holdings LLC, 2.500%, 12/15/19	201,461	0.0
210,000		Dominion Energy Gas Holdings LLC, 2.800%, 11/15/20	212,698	0.0
200,000		Dominion Energy Gas Holdings LLC, 3.600%, 12/15/24	205,212	0.0
250,000		DTE Electric Co., 4.300%, 07/01/44	271,364	0.0
400,000		DTE Energy Co., 3.500%, 06/01/24	406,738	0.0
400,000		DTE Energy Co., 3.850%, 12/01/23	416,875	0.0
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/23	501,345	0.0
500,000		Duke Energy Corp., 1.800%, 09/01/21	488,524	0.0
500,000		Duke Energy Corp., 3.750%, 09/01/46	477,780	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/23	528,574	0.0
500,000		Duke Energy Corp., 4.800%, 12/15/45	555,708	0.0
500,000		Duke Energy Progress LLC, 3.700%, 10/15/46	493,492	0.0
150,000		Duke Energy Progress LLC, 4.150%, 12/01/44	157,637	0.0

See Accompanying Notes to Financial Statements

106

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
750,000		Duke Energy Progress LLC, 4.200%, 08/15/45	800,182	0.0
1,500,000		Duke Energy Progress LLC, 4.375%, 03/30/44	1,635,192	0.1
500,000		Edison International, 2.950%, 03/15/23	505,540	0.0
500,000		Enel Generacion Chile SA, 4.250%, 04/15/24	520,537	0.0
400,000		Entergy Arkansas, Inc., 3.500%, 04/01/26	413,452	0.0
400,000		Entergy Arkansas, Inc., 3.700%, 06/01/24	419,361	0.0
500,000		Entergy Louisiana LLC, 4.950%, 01/15/45	516,193	0.0
1,500,000		Exelon Corp., 4.950%, 06/15/35	1,648,794	0.1
750,000		Exelon Corp., 5.100%, 06/15/45	844,805	0.1
2,260,000		Exelon Generation Co. LLC, 5.200%, 10/01/19	2,401,856	0.1
500,000		Florida Power & Light Co., 3.250%, 06/01/24	517,658	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/42	766,107	0.0
1,500,000		Florida Power & Light Co., 4.050%, 06/01/42	1,584,664	0.1
500,000		Georgia Power Co., 3.250%, 04/01/26	499,362	0.0
500,000		Indiana Michigan Power Co., 4.550%, 03/15/46	549,992	0.0
250,000		ITC Holdings Corp., 3.650%, 06/15/24	254,870	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/37	602,675	0.0
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/40	3,006,967	0.1
500,000		MidAmerican Energy Co., 3.100%, 05/01/27	504,451	0.0
500,000		MidAmerican Energy Co., 3.950%, 08/01/47	518,709	0.0
3,765,000		Berkshire Hathaway Energy Co., 6.125%, 04/01/36	4,856,748	0.2
2,000,000		Mississippi Power Co., 4.250%, 03/15/42	1,773,996	0.1
250,000	#	Monongahela Power Co., 5.400%, 12/15/43	305,169	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/25	1,066,821	0.1
1,000,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/19	1,005,051	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/44	532,493	0.0
500,000		Northern States Power Co/WI, 3.300%, 06/15/24	513,738	0.0
250,000		Oklahoma Gas & Electric Co., 4.000%, 12/15/44	251,937	0.0
250,000		Oklahoma Gas & Electric Co., 4.550%, 03/15/44	270,982	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	799,251	0.0
500,000		Pacific Gas & Electric Co., 2.950%, 03/01/26	497,148	0.0
500,000		Pacific Gas & Electric Co., 3.300%, 03/15/27	511,829	0.0
1,850,000		Pacific Gas & Electric Co., 3.500%, 10/01/20	1,923,140	0.1
500,000		Pacific Gas & Electric Co., 4.300%, 03/15/45	537,654	0.0
500,000		Pacific Gas & Electric Co., 4.750%, 02/15/44	571,176	0.0
750,000		PECO Energy Co., 4.150%, 10/01/44	785,447	0.0
250,000		Piedmont Natural Gas Co., 4.100%, 09/18/34	255,941	0.0
1,000,000		Progress Energy, Inc., 4.400%, 01/15/21	1,063,034	0.1
500,000		PSEG Power LLC, 3.000%, 06/15/21	508,098	0.0
3,410,000		Public Service Co. of Colorado, 3.200%, 11/15/20	3,517,504	0.1
1,000,000		Public Service Electric & Gas Co., 2.375%, 05/15/23	992,763	0.1
750,000		Public Service Electric & Gas Co., 3.800%, 01/01/43	758,211	0.0
250,000		Public Service Electric & Gas Co., 4.000%, 06/01/44	256,344	0.0
2,700,000		SCANA Corp., 4.750%, 05/15/21	2,813,478	0.1
500,000		Sempra Energy, 2.850%, 11/15/20	507,828	0.0
750,000		Sempra Energy, 3.550%, 06/15/24	769,331	0.0
250,000		Sempra Energy, 3.750%, 11/15/25	258,030	0.0
750,000		Sierra Pacific Power Co., 2.600%, 05/01/26	724,884	0.0
250,000		South Carolina Electric & Gas Co., 5.100%, 06/01/65	277,420	0.0
1,651,892		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/33	1,678,364	0.1
500,000		Southern California Edison Co., 3.900%, 03/15/43	510,911	0.0
750,000		Southern California Edison Co., 4.000%, 04/01/47	787,668	0.0
500,000		Southern California Edison Co., 4.650%, 10/01/43	572,252	0.0
500,000		Southern Co., 2.750%, 06/15/20	506,700	0.0
1,000,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/47	1,032,452	0.1
500,000		Southern Power Co., 4.150%, 12/01/25	523,100	0.0
250,000		Union Electric Co., 3.500%, 04/15/24	260,583	0.0
300,000		Union Electric Co., 3.900%, 09/15/42	311,023	0.0
500,000		Virginia Electric & Power Co., 4.450%, 02/15/44	549,196	0.0

See Accompanying Notes to Financial Statements

107

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,533,000	Virginia Electric & Power Co., 6.000%, 05/15/37	1,975,214	0.1
1,000,000	Westar Energy, Inc., 4.125%, 03/01/42	1,053,024	0.1
500,000	Westar Energy, Inc., 4.625%, 09/01/43	547,451	0.0
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/44	262,252	0.0
500,000	Wisconsin Power & Light Co., 4.100%, 10/15/44	512,890	0.0
		72,425,018	2.1

	Total Corporate Bonds/Notes
	(Cost $815,876,064)	851,279,669	25.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
1,584,169	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/36	1,772,457	0.1

	Total Collateralized Mortgage Obligations
	(Cost $1,753,085)	1,772,457	0.1

MUNICIPAL BONDS: 1.0%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/39	6,615,123	0.2

	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/32	4,364,236	0.1

	New Jersey: 0.2%
3,425,000	New Jersey Turnpike Authority, 7.102%, 01/01/41	4,992,622	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,748,412	0.1
		7,741,034	0.2

	New York: 0.2%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/40	4,881,257	0.2

	Ohio: 0.2%
3,355,000	American Municipal Power, Inc., 7.834%, 02/15/41	4,965,400	0.2

	Washington: 0.1%
3,900,000	State of Washington, 5.140%, 08/01/40	4,764,591	0.1

	Total Municipal Bonds
	(Cost $26,987,694)	33,331,641	1.0

ASSET-BACKED SECURITIES: 0.8%
	Automobile Asset-Backed Securities: 0.3%
1,000,000	Ally Auto Receivables Trust 2017-1 A4, 1.990%, 11/15/21	1,003,234	0.1
1,000,000	Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/22	1,003,165	0.0
1,000,000	# Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	999,591	0.0
500,000	BMW Vehicle Owner Trust 2016-A A4, 1.370%, 12/27/22	493,837	0.0
1,000,000	CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/22	1,008,436	0.1
820,000	# Ford Credit Auto Owner Trust 2014-2 A, 2.310%, 04/15/26	828,348	0.0
1,000,000	GM Financial Automobile Leasing Trust 2017-1 A4, 2.260%, 08/20/20	1,003,134	0.0
1,000,000	Harley-Davidson Motorcycle Trust 2016-A A4, 1.610%, 04/15/22	996,042	0.0
1,000,000	Nissan Auto Receivables 2016-C A4, 1.380%, 01/17/23	988,290	0.0
1,000,000	Toyota Auto Receivables 2015-C Owner Trust A4, 1.690%, 12/15/20	1,000,896	0.0
1,000,000	World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/22	1,006,569	0.1
		10,331,542	0.3

	Credit Card Asset-Backed Securities: 0.4%
1,650,000	American Express Credit Account Master Trust 2017-1 A, 1.930%, 09/15/22	1,654,523	0.1
4,979,000	American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/22	4,982,237	0.2
1,350,000	Cabela's Credit Card Master Note Trust 2016-1 A1, 1.780%, 06/15/22	1,348,404	0.1
1,000,000	Capital One Multi-Asset Execution Trust 2015-A2 A2, 2.080%, 03/15/23	1,005,234	0.0
1,000,000	Capital One Multi-Asset Execution Trust 2016-A4 A4, 1.330%, 06/15/22	991,881	0.0
1,000,000	Capital One Multi-Asset Execution Trust 2017-A3 A3, 2.430%, 01/15/25	1,014,586	0.0
500,000	Citibank Credit Card Issuance Trust 2014-A1 A1, 2.880%, 01/23/23	515,428	0.0
1,000,000	Discover Card Execution Note Trust 2014-A4 A4, 2.120%, 12/15/21	1,007,773	0.0
1,000,000	Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/24	1,010,038	0.0
		13,530,104	0.4

	Other Asset-Backed Securities: 0.1%
11,997	AEP Texas Central Transition Funding III LLC 2012-1 A1, 0.880%, 12/01/18	11,971	0.0

See Accompanying Notes to Financial Statements

108

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
500,000		AEP Texas Central Transition Funding III LLC 2012-1 A2, 1.976%, 06/01/21	501,495	0.0
1,650,000	#	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/21	1,652,409	0.1
			2,165,875	0.1

	Total Asset-Backed Securities
	(Cost $25,962,784)		26,027,521	0.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.2%
		Federal Home Loan Mortgage Corporation: 9.4%##
10,040,000	W	3.000%, due 08/01/29	10,299,236	0.3
33,170,000	W,Z	3.000%, due 08/01/44	33,048,204	1.0
8,560,493		3.000%, due 04/01/45	8,590,205	0.3
8,616,035		3.000%, due 04/01/45	8,630,440	0.3
34,128,180		3.000%, due 05/01/45	34,087,142	1.0
11,840,761		3.000%, due 11/01/46	11,880,759	0.4
460,186		3.500%, due 01/01/42	474,982	0.0
2,634,213		3.500%, due 01/01/42	2,719,660	0.1
8,857,043		3.500%, due 08/01/42	9,133,888	0.3
32,140,180		3.500%, due 04/01/43	33,144,766	1.0
34,716,136		3.500%, due 02/01/44	35,801,005	1.1
47,387,000	W	3.500%, due 08/01/45	48,596,322	1.5
3,470,098		3.606%, due 02/01/42	3,652,367	0.1
4,515,000		3.750%, due 03/27/19	4,698,083	0.2
1,594,454		4.000%, due 01/01/25	1,674,049	0.1
183,255		4.000%, due 08/01/40	193,466	0.0
2,110,335		4.000%, due 04/01/41	2,229,474	0.1
1,703,843		4.000%, due 05/01/41	1,800,031	0.1
67,468		4.000%, due 08/01/41	71,277	0.0
287,053		4.000%, due 12/01/41	303,260	0.0
1,915,603		4.000%, due 01/01/42	2,023,756	0.1
3,773,462		4.000%, due 03/01/42	3,992,424	0.1
123,721		4.000%, due 12/01/42	131,422	0.0
1,228,693		4.000%, due 02/01/44	1,305,351	0.1
5,035,000	W	4.000%, due 08/01/44	5,285,628	0.2
1,166,685		4.000%, due 07/01/45	1,228,491	0.1
929,669		4.000%, due 09/01/45	978,920	0.0
841,540		4.000%, due 09/01/45	886,121	0.0
1,325,929		4.000%, due 09/01/45	1,396,172	0.1
0		4.000%, due 11/01/45	–	–
3,049,366		4.000%, due 05/01/46	3,210,910	0.1
9,739		4.500%, due 04/01/23	10,312	0.0
113,015		4.500%, due 03/01/39	121,382	0.0
341,457		4.500%, due 08/01/39	367,282	0.0
575,997		4.500%, due 09/01/39	619,504	0.0
808,561		4.500%, due 09/01/39	869,622	0.0
403,801		4.500%, due 09/01/39	433,983	0.0
858,332		4.500%, due 10/01/39	922,924	0.0
1,122,091		4.500%, due 12/01/39	1,206,870	0.0
368,500		4.500%, due 03/01/40	396,348	0.0
741,555		4.500%, due 04/01/40	797,599	0.0
148,189		4.500%, due 06/01/40	159,394	0.0
1,005,521		4.500%, due 07/01/40	1,081,546	0.0
731,058		4.500%, due 07/01/40	786,417	0.0
255,639		4.500%, due 08/01/40	275,512	0.0
770,186		4.500%, due 08/01/40	828,512	0.0
239,500		4.500%, due 03/01/41	257,653	0.0
942,562		4.500%, due 03/01/41	1,013,936	0.0
349,932		4.500%, due 04/01/41	376,461	0.0
965,891		4.500%, due 06/01/41	1,039,147	0.0
891,630		4.500%, due 07/01/41	959,235	0.0
292,830		4.500%, due 08/01/41	314,783	0.0
4,729,090		4.500%, due 08/01/41	5,087,306	0.2
25,248		5.000%, due 03/01/34	27,611	0.0
180,599		5.000%, due 12/01/34	197,926	0.0
168,970		5.000%, due 08/01/35	184,686	0.0
603,085		5.000%, due 08/01/35	658,325	0.0
214,453		5.000%, due 10/01/35	234,014	0.0
185,416		5.000%, due 10/01/35	202,344	0.0
282,475		5.000%, due 10/01/35	308,842	0.0
429,107		5.000%, due 12/01/35	468,248	0.0
57,006		5.000%, due 04/01/36	62,128	0.0
197,504		5.000%, due 11/01/36	216,021	0.0
142,193		5.000%, due 02/01/37	155,324	0.0
115,156		5.000%, due 05/01/37	126,120	0.0
1,645,290		5.000%, due 10/01/37	1,798,613	0.1
880,143		5.000%, due 03/01/38	961,509	0.0
957,537		5.000%, due 03/01/38	1,047,848	0.0
302,301		5.000%, due 03/01/38	329,973	0.0
288,687		5.000%, due 04/01/38	315,105	0.0
30,094		5.000%, due 10/01/38	32,976	0.0
117,435		5.000%, due 06/01/40	128,791	0.0
260,578		5.000%, due 08/01/40	285,781	0.0
702,185		5.000%, due 04/01/41	765,565	0.0
81,063		5.490%, due 02/01/37	89,254	0.0
384,110		5.500%, due 12/01/24	407,046	0.0
137,677		5.500%, due 09/01/34	154,054	0.0
129,499		5.500%, due 01/01/35	144,714	0.0
1,518,639		5.500%, due 09/01/35	1,703,866	0.1
75,057		5.500%, due 09/01/35	83,785	0.0
1,191,025		5.500%, due 10/01/35	1,332,662	0.1
544,899		5.500%, due 03/01/36	609,167	0.0
96,316		5.500%, due 03/01/36	106,836	0.0
73,180		5.500%, due 05/01/36	81,689	0.0
417,363		5.500%, due 06/01/36	467,531	0.0
184,204		5.500%, due 07/01/36	204,622	0.0
28,056		5.500%, due 07/01/36	31,343	0.0
6,889		5.500%, due 07/01/36	7,730	0.0
46,545		5.500%, due 10/01/36	51,696	0.0
194,319		5.500%, due 11/01/36	216,816	0.0
12,538		5.500%, due 12/01/36	13,822	0.0
143,750		5.500%, due 12/01/36	160,421	0.0
115,282		5.500%, due 12/01/36	128,674	0.0
16,207		5.500%, due 02/01/37	18,125	0.0
139,464		5.500%, due 02/01/37	155,514	0.0
42,778		5.500%, due 05/01/37	47,618	0.0
6,600		5.500%, due 06/01/37	7,336	0.0
100,207		5.500%, due 12/01/37	111,335	0.0
38,664		5.500%, due 03/01/38	43,084	0.0
8,568		5.500%, due 06/01/38	9,457	0.0
20,491		5.500%, due 06/01/38	22,825	0.0
14,143		5.500%, due 08/01/38	15,735	0.0
2,870		5.500%, due 10/01/38	3,193	0.0
1,307,077		5.500%, due 11/01/38	1,464,285	0.1
29,488		5.500%, due 12/01/38	32,860	0.0
21,430		5.500%, due 12/01/38	23,872	0.0
25,227		5.500%, due 12/01/38	27,870	0.0
36,502		5.500%, due 01/01/39	40,704	0.0
219,633		5.500%, due 01/01/39	244,925	0.0
148,277		5.500%, due 01/01/40	165,136	0.0
152,653		5.500%, due 01/01/40	168,823	0.0
123,938		5.500%, due 03/01/40	137,441	0.0
136,606		5.500%, due 01/01/41	150,702	0.0
70,483		5.750%, due 05/01/37	78,347	0.0
293,384		5.800%, due 07/01/37	326,228	0.0
171,195		5.800%, due 08/01/37	190,708	0.0
42,331		5.800%, due 09/01/37	47,142	0.0
81,260		5.800%, due 09/01/37	90,500	0.0
8,872		6.000%, due 04/01/28	10,062	0.0
84,449		6.000%, due 07/01/28	94,951	0.0
4,957		6.000%, due 04/01/36	5,615	0.0
895		6.000%, due 04/01/36	1,015	0.0
18,765		6.000%, due 04/01/36	21,292	0.0

See Accompanying Notes to Financial Statements

109

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
54,480		6.000%, due 06/01/36	61,572	0.0
21,415		6.000%, due 07/01/36	24,302	0.0
8,903		6.000%, due 08/01/36	10,011	0.0
139,589		6.000%, due 08/01/36	158,430	0.0
18,042		6.000%, due 08/01/36	20,433	0.0
106,175		6.000%, due 01/01/37	120,494	0.0
88,513		6.000%, due 02/01/37	100,511	0.0
5,849		6.000%, due 04/01/37	6,631	0.0
2,311		6.000%, due 06/01/37	2,604	0.0
34,075		6.000%, due 06/01/37	38,656	0.0
14,150		6.000%, due 07/01/37	15,960	0.0
568		6.000%, due 07/01/37	642	0.0
6,952		6.000%, due 08/01/37	7,844	0.0
8,184		6.000%, due 08/01/37	9,202	0.0
169,568		6.000%, due 08/01/37	190,656	0.0
7,385		6.000%, due 08/01/37	8,303	0.0
15,350		6.000%, due 08/01/37	17,375	0.0
3,066		6.000%, due 08/01/37	3,454	0.0
61,002		6.000%, due 08/01/37	69,063	0.0
12,039		6.000%, due 09/01/37	13,559	0.0
29,327		6.000%, due 09/01/37	33,267	0.0
4,363		6.000%, due 09/01/37	4,907	0.0
26,665		6.000%, due 10/01/37	30,130	0.0
10,191		6.000%, due 10/01/37	11,458	0.0
19,561		6.000%, due 10/01/37	22,043	0.0
20,847		6.000%, due 10/01/37	23,440	0.0
60,585		6.000%, due 11/01/37	68,415	0.0
5,925		6.000%, due 11/01/37	6,662	0.0
5,484		6.000%, due 11/01/37	6,200	0.0
2,259		6.000%, due 12/01/37	2,540	0.0
92,678		6.000%, due 12/01/37	104,512	0.0
3,786		6.000%, due 01/01/38	4,264	0.0
37,528		6.000%, due 01/01/38	42,557	0.0
44,495		6.000%, due 01/01/38	50,236	0.0
2,664		6.000%, due 02/01/38	2,996	0.0
21,131		6.000%, due 02/01/38	23,759	0.0
37,964		6.000%, due 05/01/38	42,719	0.0
3,202		6.000%, due 06/01/38	3,601	0.0
96,976		6.000%, due 07/01/38	109,201	0.0
63,071		6.000%, due 07/01/38	71,014	0.0
22,875		6.000%, due 08/01/38	25,720	0.0
1,965		6.000%, due 09/01/38	2,214	0.0
44,846		6.000%, due 09/01/38	50,423	0.0
17,441		6.000%, due 09/01/38	19,713	0.0
509,926		6.000%, due 09/01/38	573,344	0.0
26,785		6.000%, due 11/01/38	30,172	0.0
200,224		6.000%, due 01/01/39	225,527	0.0
356,240		6.000%, due 04/01/39	401,606	0.0
51,731		6.000%, due 08/01/39	58,165	0.0
121,554		6.000%, due 10/01/39	136,860	0.0
36,827		6.000%, due 11/01/39	41,618	0.0
138,539		6.000%, due 11/01/39	156,010	0.0
3,900		6.000%, due 12/01/39	4,390	0.0
131,171		6.000%, due 05/01/40	147,813	0.0
45,544		6.150%, due 12/01/37	51,290	0.0
63,384		6.150%, due 12/01/37	71,315	0.0
80,559		6.150%, due 01/01/38	89,999	0.0
169,962		6.150%, due 02/01/38	189,797	0.0
90,228		6.150%, due 02/01/38	100,782	0.0
840,000		6.250%, due 07/15/32	1,197,139	0.0
19,884		6.500%, due 06/01/36	22,334	0.0
3,779		6.500%, due 08/01/36	4,357	0.0
69,924		6.500%, due 10/01/36	78,485	0.0
4,344		6.500%, due 10/01/36	5,027	0.0
32,495		6.500%, due 07/01/37	36,225	0.0
5,439		6.500%, due 09/01/37	6,014	0.0
10,133		6.500%, due 09/01/37	11,208	0.0
6,402		6.500%, due 10/01/37	7,082	0.0
19,732		6.500%, due 11/01/37	21,826	0.0
14,465		6.500%, due 04/01/38	16,910	0.0
39,111		6.500%, due 04/01/38	43,805	0.0
3,851		6.500%, due 05/01/38	4,259	0.0
903		6.500%, due 05/01/38	1,028	0.0
2,295		6.500%, due 07/01/38	2,538	0.0
2,327		6.500%, due 08/01/38	2,609	0.0
8,616		6.500%, due 09/01/38	9,529	0.0
398		6.500%, due 10/01/38	441	0.0
14,341		6.500%, due 11/01/38	15,945	0.0
2,129		6.500%, due 12/01/38	2,356	0.0
16,646		6.500%, due 12/01/38	19,073	0.0
7,833		6.500%, due 12/01/38	8,663	0.0
60,817		6.500%, due 12/01/38	67,257	0.0
684,808		6.500%, due 12/01/38	785,429	0.0
3,145		6.500%, due 01/01/39	3,484	0.0
2,540,000		6.750%, due 03/15/31	3,680,813	0.1
			317,627,934	9.4

		Federal National Mortgage Association: 11.8%##
2,420,000		1.500%, due 06/22/20	2,415,339	0.1
7,095,314		2.500%, due 09/01/27	7,181,768	0.2
6,919,711		2.500%, due 06/01/30	6,982,574	0.2
10,271,127		2.500%, due 06/01/30	10,364,429	0.3
19,076,000	W	2.500%, due 07/01/30	19,176,596	0.6
4,265,677		2.500%, due 07/01/30	4,304,443	0.1
3,336,896		3.000%, due 06/01/26	3,433,113	0.1
9,938,474		3.000%, due 08/01/30	10,215,549	0.3
4,627,616		3.000%, due 09/01/30	4,759,411	0.2
24,519,421		3.000%, due 12/01/42	24,702,228	0.8
13,388,766		3.000%, due 07/01/43	13,446,960	0.4
6,940,706		3.000%, due 09/01/43	6,972,236	0.2
37,690,000	W	3.000%, due 08/01/44	37,583,839	1.1
2,755,598		3.000%, due 08/01/46	2,762,759	0.1
532,084		3.500%, due 08/01/26	554,128	0.0
349,490		3.500%, due 08/01/26	363,969	0.0
27,351		3.500%, due 09/01/26	28,485	0.0
307,907		3.500%, due 10/01/26	320,663	0.0
783,666		3.500%, due 10/01/26	816,133	0.0
1,342,272		3.500%, due 11/01/26	1,397,881	0.1
1,428,222		3.500%, due 12/01/26	1,487,392	0.1
1,357,387		3.500%, due 12/01/26	1,413,622	0.1
1,617,894		3.500%, due 01/01/27	1,685,561	0.1
1,919,937		3.500%, due 03/01/41	1,983,227	0.1
2,044,370		3.500%, due 12/01/41	2,110,130	0.1
3,632,607		3.500%, due 01/01/42	3,749,459	0.1
7,908,587		3.500%, due 10/01/42	8,156,651	0.3
17,582,080		3.500%, due 11/01/42	18,126,976	0.6
7,405,175		3.500%, due 01/01/46	7,650,742	0.2
10,866,002		3.500%, due 02/01/46	11,226,541	0.4
5,521,993		3.500%, due 02/01/46	5,705,216	0.2
1,467,947		3.720%, due 10/01/29	1,549,497	0.1
18,554		4.000%, due 11/01/20	19,217	0.0
29,303		4.000%, due 07/01/22	30,349	0.0
12,471		4.000%, due 04/01/23	13,073	0.0
4,750		4.000%, due 05/01/23	4,920	0.0
17,885		4.000%, due 07/01/23	18,524	0.0
41,221		4.000%, due 03/01/24	43,233	0.0
57,445		4.000%, due 03/01/24	60,241	0.0
27,053		4.000%, due 04/01/24	28,103	0.0
1,143		4.000%, due 04/01/24	1,185	0.0
232,618		4.000%, due 07/01/24	244,095	0.0
77,592		4.000%, due 07/01/24	81,418	0.0
3,635		4.000%, due 08/01/24	3,813	0.0
82,501		4.000%, due 01/01/25	86,909	0.0
67,880		4.000%, due 02/01/25	71,219	0.0
351,402		4.000%, due 02/01/25	368,811	0.0
198,256		4.000%, due 06/01/25	207,606	0.0
5,932		4.000%, due 07/01/25	6,190	0.0
25,980		4.000%, due 09/01/25	26,908	0.0
34,799		4.000%, due 09/01/25	36,430	0.0
359,474		4.000%, due 12/01/25	376,224	0.0

See Accompanying Notes to Financial Statements

110

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
415,105	4.000%, due 02/01/26	437,015	0.0
88,782	4.000%, due 03/01/26	93,533	0.0
131,932	4.000%, due 04/01/26	138,934	0.0
283,562	4.000%, due 04/01/26	298,549	0.0
936,443	4.000%, due 04/01/26	986,175	0.0
465,479	4.000%, due 05/01/26	490,001	0.0
245,680	4.000%, due 09/01/26	257,270	0.0
266,699	4.000%, due 10/01/40	281,760	0.0
1,116,922	4.000%, due 10/01/40	1,186,400	0.1
21,359,189	4.000%, due 11/01/40	22,560,988	0.7
1,788,166	4.000%, due 12/01/40	1,888,504	0.1
2,129,311	4.000%, due 12/01/40	2,261,873	0.1
3,767,698	4.000%, due 02/01/41	3,979,447	0.1
577,682	4.000%, due 03/01/41	609,792	0.0
596,585	4.000%, due 04/01/41	629,869	0.0
990,545	4.000%, due 08/01/41	1,052,227	0.0
471,826	4.000%, due 09/01/41	498,067	0.0
5,039,657	4.000%, due 11/01/41	5,320,250	0.2
767,179	4.000%, due 12/01/41	809,883	0.0
1,581,253	4.000%, due 01/01/42	1,669,291	0.1
912,176	4.000%, due 07/01/42	962,981	0.0
3,444,947	4.000%, due 12/01/42	3,635,949	0.1
2,898,352	4.000%, due 07/01/43	3,087,506	0.1
2,632,157	4.000%, due 02/01/44	2,797,096	0.1
1,273,393	4.000%, due 02/01/44	1,352,213	0.1
817,223	4.000%, due 03/01/44	869,952	0.0
2,799,367	4.000%, due 05/01/45	2,945,447	0.1
14,690,119	4.000%, due 06/01/45	15,526,144	0.5
4,048,549	4.000%, due 07/01/45	4,298,754	0.1
2,314,572	4.000%, due 07/01/45	2,451,784	0.1
4,613,634	4.000%, due 07/01/45	4,918,175	0.2
3,292,639	4.000%, due 07/01/45	3,498,898	0.1
3,410	4.500%, due 05/01/19	3,494	0.0
8,491	4.500%, due 05/01/19	8,699	0.0
13,119	4.500%, due 01/01/20	13,477	0.0
8,587	4.500%, due 08/01/20	8,808	0.0
2,800	4.500%, due 06/01/22	2,869	0.0
425	4.500%, due 07/01/22	436	0.0
32,605	4.500%, due 11/01/22	33,751	0.0
6,868	4.500%, due 02/01/23	7,234	0.0
38,375	4.500%, due 02/01/23	39,464	0.0
682	4.500%, due 03/01/23	714	0.0
3,120	4.500%, due 03/01/23	3,260	0.0
180,174	4.500%, due 03/01/23	189,977	0.0
24,669	4.500%, due 04/01/23	25,911	0.0
131,838	4.500%, due 04/01/23	139,103	0.0
29,423	4.500%, due 04/01/23	31,026	0.0
1,562	4.500%, due 04/01/23	1,615	0.0
88,538	4.500%, due 04/01/23	92,994	0.0
3,723	4.500%, due 05/01/23	3,928	0.0
1,234	4.500%, due 05/01/23	1,300	0.0
135,802	4.500%, due 05/01/23	142,614	0.0
1,961	4.500%, due 05/01/23	2,065	0.0
4,366	4.500%, due 07/01/23	4,473	0.0
9,462	4.500%, due 01/01/24	9,694	0.0
444,629	4.500%, due 07/01/24	465,375	0.0
613,797	4.500%, due 08/01/24	646,841	0.0
279,023	4.500%, due 09/01/24	294,438	0.0
19,313	4.500%, due 09/01/24	20,302	0.0
91,006	4.500%, due 09/01/24	96,108	0.0
29,246	4.500%, due 09/01/24	30,375	0.0
178,267	4.500%, due 10/01/24	184,472	0.0
68,471	4.500%, due 10/01/24	70,569	0.0
73,856	4.500%, due 10/01/24	75,666	0.0
20,983	4.500%, due 11/01/24	22,132	0.0
3,157	4.500%, due 11/01/24	3,234	0.0
156,218	4.500%, due 11/01/24	164,966	0.0
27,244	4.500%, due 11/01/24	27,911	0.0
7,604	4.500%, due 11/01/24	7,794	0.0
100,446	4.500%, due 11/01/24	106,029	0.0
130,549	4.500%, due 12/01/24	137,742	0.0
158,392	4.500%, due 12/01/24	162,776	0.0
212,430	4.500%, due 01/01/25	223,881	0.0
2,878	4.500%, due 01/01/25	3,009	0.0
173,013	4.500%, due 01/01/25	181,999	0.0
512,462	4.500%, due 05/01/25	540,591	0.0
33,097	4.500%, due 08/01/25	34,116	0.0
517,077	4.500%, due 01/01/26	545,417	0.0
185,335	4.500%, due 04/01/26	189,877	0.0
6,127	4.500%, due 06/01/34	6,604	0.0
27,658	4.500%, due 05/01/35	29,838	0.0
2,740	4.500%, due 03/01/38	2,947	0.0
11,164	4.500%, due 05/01/38	11,980	0.0
1,309	4.500%, due 05/01/38	1,405	0.0
21,184	4.500%, due 06/01/38	22,825	0.0
9,568	4.500%, due 07/01/38	10,266	0.0
11,653	4.500%, due 07/01/38	12,504	0.0
29,032	4.500%, due 09/01/38	31,152	0.0
895,773	4.500%, due 03/01/39	963,849	0.0
42,262	4.500%, due 04/01/39	45,465	0.0
29,005	4.500%, due 04/01/39	31,230	0.0
947,714	4.500%, due 07/01/39	1,020,048	0.0
2,331,109	4.500%, due 09/01/39	2,517,091	0.1
1,638,329	4.500%, due 10/01/39	1,764,692	0.1
507,356	4.500%, due 12/01/39	547,564	0.0
499,278	4.500%, due 12/01/39	536,697	0.0
642,162	4.500%, due 12/01/39	692,527	0.0
317,006	4.500%, due 03/01/40	341,565	0.0
419,069	4.500%, due 10/01/40	453,367	0.0
447,207	4.500%, due 10/01/40	483,965	0.0
485,866	4.500%, due 10/01/40	525,665	0.0
925,989	4.500%, due 03/01/41	1,000,228	0.0
789,802	4.500%, due 04/01/41	850,251	0.0
3,946,127	4.500%, due 06/01/41	4,271,270	0.1
389,962	4.500%, due 06/01/41	422,034	0.0
300,969	4.500%, due 06/01/41	322,994	0.0
362,837	4.500%, due 06/01/41	392,764	0.0
248,023	4.500%, due 07/01/41	268,178	0.0
6,737,610	4.500%, due 07/01/41	7,279,400	0.2
185,424	4.500%, due 07/01/41	200,447	0.0
466,235	4.500%, due 08/01/41	504,219	0.0
2,131,902	4.500%, due 08/01/41	2,303,401	0.1
2,203,700	4.500%, due 08/01/41	2,384,483	0.1
650	5.000%, due 02/01/20	666	0.0
1,178	5.000%, due 06/01/21	1,207	0.0
12,303	5.000%, due 11/01/21	12,625	0.0
18,657	5.000%, due 01/01/22	19,115	0.0
1,013	5.000%, due 02/01/22	1,057	0.0
2,176	5.000%, due 04/01/22	2,244	0.0
46,690	5.000%, due 06/01/22	49,101	0.0
24,736	5.000%, due 06/01/22	25,771	0.0
407	5.000%, due 06/01/22	417	0.0
3,476	5.000%, due 06/01/22	3,562	0.0
21,170	5.000%, due 07/01/22	21,691	0.0
777	5.000%, due 07/01/22	796	0.0
10,253	5.000%, due 08/01/22	10,506	0.0
10,163	5.000%, due 09/01/22	10,412	0.0
17,633	5.000%, due 12/01/22	18,067	0.0
22,696	5.000%, due 01/01/23	24,070	0.0
1,323	5.000%, due 01/01/23	1,387	0.0
301,517	5.000%, due 02/01/23	319,961	0.0
69,162	5.000%, due 02/01/23	72,833	0.0
868	5.000%, due 02/01/23	921	0.0
1,209	5.000%, due 03/01/23	1,276	0.0
44,137	5.000%, due 03/01/23	45,222	0.0
41,280	5.000%, due 03/01/23	43,634	0.0
18,571	5.000%, due 03/01/23	19,028	0.0
9,669	5.000%, due 03/01/23	10,234	0.0
35,629	5.000%, due 04/01/23	37,512	0.0
37,182	5.000%, due 04/01/23	38,760	0.0

See Accompanying Notes to Financial Statements

111

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
10,455	5.000%, due 04/01/23	11,089	0.0
10,732	5.000%, due 04/01/23	10,996	0.0
3,554	5.000%, due 05/01/23	3,643	0.0
17,878	5.000%, due 05/01/23	18,926	0.0
10,121	5.000%, due 05/01/23	10,507	0.0
14,976	5.000%, due 06/01/23	15,476	0.0
34,183	5.000%, due 06/01/23	35,023	0.0
39,641	5.000%, due 06/01/23	40,954	0.0
3,512	5.000%, due 06/01/23	3,599	0.0
16,891	5.000%, due 06/01/23	17,923	0.0
274,812	5.000%, due 07/01/23	290,997	0.0
102,835	5.000%, due 08/01/23	108,663	0.0
529	5.000%, due 09/01/23	560	0.0
16,835	5.000%, due 02/01/24	17,852	0.0
108,593	5.000%, due 03/01/24	115,272	0.0
35,884	5.000%, due 04/01/24	36,766	0.0
17,803	5.000%, due 04/01/24	18,754	0.0
63,333	5.000%, due 05/01/24	65,475	0.0
152,459	5.000%, due 06/01/24	159,141	0.0
400,309	5.000%, due 08/01/24	421,768	0.0
137,655	5.000%, due 07/01/33	151,205	0.0
117,103	5.000%, due 02/01/34	127,922	0.0
34,835	5.000%, due 11/01/34	38,127	0.0
2,851,403	5.000%, due 02/01/35	3,130,068	0.1
527,976	5.000%, due 06/01/35	579,930	0.0
38,122	5.000%, due 08/01/35	41,839	0.0
150,700	5.000%, due 09/01/35	165,418	0.0
650,815	5.000%, due 09/01/35	714,000	0.0
394,541	5.000%, due 09/01/35	433,189	0.0
45,836	5.000%, due 10/01/35	50,230	0.0
766,630	5.000%, due 03/01/36	842,323	0.0
603,410	5.000%, due 03/01/36	662,742	0.0
6,496	5.000%, due 05/01/36	7,135	0.0
552,799	5.000%, due 05/01/36	606,692	0.0
100,947	5.000%, due 06/01/36	110,859	0.0
1,054,064	5.000%, due 12/01/36	1,158,094	0.1
81,206	5.000%, due 12/01/36	89,209	0.0
248,033	5.000%, due 07/01/37	272,472	0.0
220,386	5.000%, due 01/01/38	241,962	0.0
376,318	5.000%, due 02/01/38	413,407	0.0
811,673	5.000%, due 02/01/38	891,650	0.0
527,953	5.000%, due 08/01/38	579,557	0.0
143,249	5.000%, due 07/01/40	156,994	0.0
378,006	5.000%, due 07/01/40	413,690	0.0
3,545	5.500%, due 09/01/18	3,581	0.0
2,632	5.500%, due 07/01/20	2,654	0.0
1,034	5.500%, due 04/01/21	1,083	0.0
9,010	5.500%, due 10/01/21	9,319	0.0
4,739	5.500%, due 11/01/21	4,908	0.0
212,004	5.500%, due 11/01/21	223,701	0.0
61,114	5.500%, due 11/01/21	64,126	0.0
227,129	5.500%, due 12/01/21	238,690	0.0
53,531	5.500%, due 12/01/21	55,525	0.0
221,345	5.500%, due 12/01/21	234,001	0.0
7,913	5.500%, due 01/01/22	8,286	0.0
28,349	5.500%, due 01/01/22	29,319	0.0
5,269	5.500%, due 01/01/22	5,567	0.0
37,987	5.500%, due 02/01/22	40,340	0.0
2,309	5.500%, due 04/01/22	2,445	0.0
24,573	5.500%, due 06/01/22	25,553	0.0
26,411	5.500%, due 06/01/22	27,835	0.0
1,981	5.500%, due 07/01/22	2,034	0.0
42,225	5.500%, due 07/01/22	44,800	0.0
3,344	5.500%, due 07/01/22	3,560	0.0
3,823	5.500%, due 08/01/22	3,977	0.0
75,327	5.500%, due 09/01/22	80,073	0.0
14,794	5.500%, due 09/01/22	15,760	0.0
85,725	5.500%, due 11/01/22	89,068	0.0
10,282	5.500%, due 01/01/23	10,880	0.0
8,961	5.500%, due 02/01/23	9,466	0.0
12,647	5.500%, due 03/01/23	13,416	0.0
4,773	5.500%, due 04/01/23	5,040	0.0
14,091	5.500%, due 06/01/23	14,667	0.0
18,360	5.500%, due 08/01/23	19,713	0.0
46,057	5.500%, due 08/01/23	49,472	0.0
7,264	5.500%, due 08/01/23	7,644	0.0
2,992	5.500%, due 08/01/23	3,198	0.0
49,009	5.500%, due 09/01/23	52,298	0.0
9,570	5.500%, due 10/01/23	9,711	0.0
79,309	5.500%, due 11/01/23	84,763	0.0
4,913	5.500%, due 11/01/23	5,189	0.0
2,917	5.500%, due 11/01/23	3,122	0.0
131,645	5.500%, due 02/01/24	141,342	0.0
1,910	5.500%, due 03/01/24	1,942	0.0
11,671	5.500%, due 07/01/24	12,599	0.0
48,337	5.500%, due 07/01/24	50,224	0.0
50,154	5.500%, due 05/01/25	51,398	0.0
64,919	5.500%, due 08/01/25	69,662	0.0
3,970	5.500%, due 07/01/27	4,397	0.0
974	5.500%, due 08/01/27	1,078	0.0
179,283	5.500%, due 03/01/34	200,828	0.0
144,446	5.500%, due 04/01/34	161,869	0.0
67,072	5.500%, due 11/01/34	75,177	0.0
62,438	5.500%, due 12/01/34	69,982	0.0
846,255	5.500%, due 02/01/35	948,383	0.0
114,348	5.500%, due 05/01/35	128,175	0.0
1,134,547	5.500%, due 09/01/35	1,270,120	0.1
118,125	5.500%, due 09/01/35	132,394	0.0
106,429	5.500%, due 04/01/36	118,978	0.0
164,442	5.500%, due 04/01/36	184,106	0.0
32,153	5.500%, due 05/01/36	35,983	0.0
106,399	5.500%, due 06/01/36	118,906	0.0
401,385	5.500%, due 07/01/36	449,846	0.0
223,979	5.500%, due 11/01/36	250,774	0.0
337,220	5.500%, due 12/01/36	377,295	0.0
66,637	5.500%, due 12/01/36	74,708	0.0
789,250	5.500%, due 12/01/36	878,692	0.0
112,274	5.500%, due 01/01/37	125,739	0.0
1,058,342	5.500%, due 03/01/37	1,183,807	0.1
94,569	5.500%, due 03/01/37	105,647	0.0
479,710	5.500%, due 03/01/37	535,839	0.0
427,959	5.500%, due 08/01/37	479,034	0.0
1,353	5.500%, due 01/01/38	1,499	0.0
1,332	5.500%, due 01/01/38	1,479	0.0
4,940	5.500%, due 01/01/38	5,503	0.0
16,073	5.500%, due 03/01/38	17,836	0.0
31,461	5.500%, due 05/01/38	34,869	0.0
67,297	5.500%, due 06/01/38	75,186	0.0
1,965,260	5.500%, due 09/01/38	2,200,165	0.1
454,167	5.500%, due 12/01/38	504,521	0.0
119,261	5.500%, due 06/01/39	133,029	0.0
56,734	5.500%, due 04/01/40	62,861	0.0
124,893	5.500%, due 05/01/40	138,369	0.0
254,316	5.500%, due 06/01/40	281,783	0.0
17,211	5.500%, due 07/01/40	19,069	0.0
18,841	5.700%, due 07/01/36	18,892	0.0
163,446	5.700%, due 07/01/36	177,789	0.0
17,235	6.000%, due 10/01/18	17,556	0.0
14,765	6.000%, due 01/01/34	16,840	0.0
4,851	6.000%, due 07/01/34	5,458	0.0
86,160	6.000%, due 12/01/34	98,410	0.0
54,127	6.000%, due 05/01/35	61,284	0.0
35,246	6.000%, due 01/01/36	39,666	0.0
53,059	6.000%, due 01/01/36	59,693	0.0
31,382	6.000%, due 02/01/36	35,821	0.0
23,061	6.000%, due 03/01/36	26,333	0.0
48,806	6.000%, due 03/01/36	55,369	0.0
36,149	6.000%, due 04/01/36	40,959	0.0
16,519	6.000%, due 04/01/36	18,783	0.0
86,259	6.000%, due 05/01/36	98,489	0.0

See Accompanying Notes to Financial Statements

112

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
691	6.000%, due 06/01/36	786	0.0
3,587	6.000%, due 08/01/36	4,035	0.0
18,700	6.000%, due 08/01/36	21,311	0.0
47,813	6.000%, due 09/01/36	53,791	0.0
55,383	6.000%, due 09/01/36	62,577	0.0
35,376	6.000%, due 09/01/36	40,282	0.0
101,465	6.000%, due 09/01/36	115,045	0.0
22,044	6.000%, due 10/01/36	25,023	0.0
23,861	6.000%, due 10/01/36	26,844	0.0
207,098	6.000%, due 12/01/36	232,990	0.0
647,073	6.000%, due 12/01/36	738,989	0.0
76,501	6.000%, due 01/01/37	86,066	0.0
11,802	6.000%, due 02/01/37	13,402	0.0
5,877	6.000%, due 04/01/37	6,611	0.0
146,625	6.000%, due 07/01/37	165,659	0.0
42,105	6.000%, due 08/01/37	47,721	0.0
4,473	6.000%, due 08/01/37	5,042	0.0
3,084	6.000%, due 08/01/37	3,479	0.0
64,232	6.000%, due 09/01/37	72,263	0.0
9,037	6.000%, due 09/01/37	10,167	0.0
9,924	6.000%, due 09/01/37	11,242	0.0
44,061	6.000%, due 09/01/37	50,060	0.0
643	6.000%, due 09/01/37	726	0.0
22,746	6.000%, due 09/01/37	25,739	0.0
2,904	6.000%, due 09/01/37	3,291	0.0
6,279	6.000%, due 10/01/37	7,135	0.0
2,172	6.000%, due 10/01/37	2,447	0.0
632	6.000%, due 10/01/37	711	0.0
3,024	6.000%, due 10/01/37	3,427	0.0
23,599	6.000%, due 11/01/37	26,549	0.0
6,231	6.000%, due 11/01/37	7,024	0.0
28,180	6.000%, due 11/01/37	31,984	0.0
20,865	6.000%, due 11/01/37	23,528	0.0
27,689	6.000%, due 11/01/37	31,197	0.0
7,657	6.000%, due 11/01/37	8,615	0.0
81,564	6.000%, due 11/01/37	92,116	0.0
43,073	6.000%, due 12/01/37	48,782	0.0
20,453	6.000%, due 12/01/37	23,157	0.0
12,903	6.000%, due 12/01/37	14,573	0.0
68,296	6.000%, due 12/01/37	77,176	0.0
24,713	6.000%, due 01/01/38	27,863	0.0
5,393	6.000%, due 01/01/38	6,067	0.0
161,034	6.000%, due 02/01/38	182,701	0.0
808	6.000%, due 02/01/38	909	0.0
132,810	6.000%, due 03/01/38	149,414	0.0
7,760	6.000%, due 03/01/38	8,768	0.0
33,155	6.000%, due 04/01/38	37,469	0.0
528,567	6.000%, due 04/01/38	601,664	0.0
40,292	6.000%, due 05/01/38	45,378	0.0
39,762	6.000%, due 05/01/38	44,813	0.0
3,786	6.000%, due 06/01/38	4,268	0.0
43,779	6.000%, due 07/01/38	49,252	0.0
15,864	6.000%, due 07/01/38	17,848	0.0
949	6.000%, due 08/01/38	1,068	0.0
4,830	6.000%, due 08/01/38	5,485	0.0
29,240	6.000%, due 09/01/38	32,972	0.0
7,280	6.000%, due 09/01/38	8,190	0.0
37,986	6.000%, due 09/01/38	42,735	0.0
158,181	6.000%, due 10/01/38	179,757	0.0
23,084	6.000%, due 10/01/38	25,970	0.0
90,511	6.000%, due 10/01/38	102,585	0.0
286,254	6.000%, due 10/01/38	322,043	0.0
25,386	6.000%, due 05/01/39	28,559	0.0
1,092,949	6.000%, due 10/01/39	1,239,001	0.1
29,936	6.000%, due 11/01/39	33,679	0.0
26,511	6.500%, due 04/01/28	29,336	0.0
1,289	6.500%, due 04/01/30	1,443	0.0
64,962	6.500%, due 02/01/34	71,877	0.0
11,379	6.500%, due 11/01/34	13,296	0.0
17,119	6.500%, due 01/01/36	18,945	0.0
43,291	6.500%, due 03/01/36	49,532	0.0
130,267	6.500%, due 04/01/36	144,207	0.0
1,836	6.500%, due 05/01/36	2,055	0.0
4,511	6.500%, due 06/01/36	4,991	0.0
82,089	6.500%, due 07/01/36	93,604	0.0
2,397	6.500%, due 07/01/36	2,702	0.0
37,111	6.500%, due 07/01/36	42,994	0.0
12,883	6.500%, due 07/01/36	14,257	0.0
146,047	6.500%, due 07/01/36	161,644	0.0
4,997	6.500%, due 07/01/36	5,799	0.0
2,446	6.500%, due 08/01/36	2,736	0.0
9,135	6.500%, due 08/01/36	10,234	0.0
190,723	6.500%, due 09/01/36	215,002	0.0
10,038	6.500%, due 09/01/36	11,169	0.0
26,094	6.500%, due 09/01/36	29,485	0.0
1,971	6.500%, due 09/01/36	2,226	0.0
6,178	6.500%, due 11/01/36	6,947	0.0
1,826	6.500%, due 11/01/36	2,047	0.0
4,449	6.500%, due 12/01/36	5,234	0.0
14,237	6.500%, due 12/01/36	15,751	0.0
1,706	6.500%, due 12/01/36	1,887	0.0
61,865	6.500%, due 01/01/37	68,469	0.0
32,369	6.500%, due 01/01/37	35,828	0.0
777	6.500%, due 01/01/37	891	0.0
7,059	6.500%, due 01/01/37	7,811	0.0
24,195	6.500%, due 02/01/37	26,785	0.0
13,600	6.500%, due 03/01/37	15,054	0.0
157,012	6.500%, due 03/01/37	178,227	0.0
10,917	6.500%, due 03/01/37	12,260	0.0
51,399	6.500%, due 03/01/37	56,882	0.0
291	6.500%, due 04/01/37	322	0.0
4,143	6.500%, due 04/01/37	4,585	0.0
1,371	6.500%, due 07/01/37	1,518	0.0
3,320	6.500%, due 08/01/37	3,688	0.0
9,646	6.500%, due 08/01/37	11,183	0.0
5,934	6.500%, due 08/01/37	6,838	0.0
25,563	6.500%, due 09/01/37	28,572	0.0
1,963	6.500%, due 09/01/37	2,207	0.0
125,217	6.500%, due 09/01/37	141,232	0.0
570	6.500%, due 09/01/37	641	0.0
10,806	6.500%, due 09/01/37	12,425	0.0
135,412	6.500%, due 09/01/37	149,893	0.0
4,105	6.500%, due 09/01/37	4,579	0.0
49,238	6.500%, due 10/01/37	55,847	0.0
39,843	6.500%, due 10/01/37	45,213	0.0
10,113	6.500%, due 10/01/37	11,758	0.0
1,286	6.500%, due 10/01/37	1,423	0.0
4,094	6.500%, due 10/01/37	4,597	0.0
192,666	6.500%, due 11/01/37	223,501	0.0
158,160	6.500%, due 12/01/37	180,106	0.0
1,450	6.500%, due 12/01/37	1,604	0.0
14,129	6.500%, due 12/01/37	15,637	0.0
1,614	6.500%, due 12/01/37	1,786	0.0
1,535	6.500%, due 12/01/37	1,699	0.0
6,891	6.500%, due 12/01/37	7,724	0.0
20,854	6.500%, due 12/01/37	23,387	0.0
3,038	6.500%, due 12/01/37	3,361	0.0
1,495	6.500%, due 01/01/38	1,654	0.0
35,490	6.500%, due 01/01/38	40,145	0.0
966	6.500%, due 01/01/38	1,069	0.0
125,280	6.500%, due 02/01/38	138,612	0.0
70,014	6.500%, due 03/01/38	77,520	0.0
91,555	6.500%, due 04/01/38	104,929	0.0
4,305	6.500%, due 05/01/38	4,764	0.0
1,636	6.500%, due 06/01/38	1,810	0.0
149,683	6.500%, due 08/01/38	170,616	0.0
368,870	6.500%, due 08/01/38	422,106	0.0
73,172	6.500%, due 08/01/38	82,054	0.0
21,354	6.500%, due 09/01/38	23,723	0.0
36,912	6.500%, due 09/01/38	41,474	0.0

See Accompanying Notes to Financial Statements

113

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
374,017		6.500%, due 10/01/38	419,866	0.0
52,640		6.500%, due 10/01/38	58,255	0.0
6,482		6.500%, due 10/01/38	7,431	0.0
25,585		6.500%, due 10/01/38	29,267	0.0
71,137		6.500%, due 11/01/38	79,593	0.0
94,239		6.500%, due 01/01/39	104,845	0.0
2,258		6.500%, due 01/01/39	2,591	0.0
50,002		6.500%, due 03/01/39	56,397	0.0
5,646		6.500%, due 09/01/39	6,248	0.0
805,000		6.625%, due 11/15/30	1,153,538	0.1
3,430,000		7.125%, due 01/15/30	5,014,286	0.2
1,560,000		7.250%, due 05/15/30	2,315,893	0.1
			397,557,184	11.8

		Government National Mortgage Association: 7.1%
84,719,000	W	3.000%, due 07/01/44	85,579,425	2.5
5,060,000	W	3.500%, due 07/01/44	5,241,448	0.2
73,770,425		3.500%, due 09/20/46	76,513,532	2.3
10,142,145		4.000%, due 10/20/43	10,708,350	0.3
8,910,000	W	4.000%, due 07/01/44	9,376,383	0.3
4,710,488		4.000%, due 03/20/46	4,979,348	0.2
8,534,777		4.000%, due 03/20/46	9,021,634	0.3
1,632,414		4.500%, due 02/20/41	1,754,798	0.1
502,265		4.500%, due 03/20/41	539,958	0.0
1,945,615		4.500%, due 05/20/41	2,091,504	0.1
2,199,057		4.500%, due 06/20/41	2,364,024	0.1
4,077,046		4.500%, due 07/20/41	4,382,745	0.1
1,662,954		4.500%, due 09/20/41	1,787,810	0.1
5,103,677		4.500%, due 10/20/41	5,486,686	0.2
17,870		5.000%, due 10/15/37	19,633	0.0
2,914		5.000%, due 04/15/38	3,199	0.0
102,287		5.000%, due 03/15/39	112,147	0.0
177,330		5.000%, due 08/15/39	193,670	0.0
1,494,109		5.000%, due 09/15/39	1,642,946	0.1
1,491,656		5.000%, due 09/15/39	1,636,232	0.1
1,158,164		5.000%, due 02/15/40	1,270,922	0.0
1,170,659		5.000%, due 04/15/40	1,287,431	0.0
1,824,133		5.000%, due 06/15/40	2,002,651	0.1
69,117		5.000%, due 07/15/40	75,707	0.0
834,996		5.000%, due 04/15/42	910,429	0.0
1,140,303		5.000%, due 04/20/42	1,244,172	0.0
52,120		5.500%, due 07/20/38	57,513	0.0
681,546		5.500%, due 09/20/39	743,485	0.0
48,724		5.500%, due 10/20/39	53,766	0.0
27,394		5.500%, due 11/20/39	30,235	0.0
1,131,252		5.500%, due 11/20/39	1,234,523	0.0
16,504		5.500%, due 12/20/40	18,030	0.0
49,537		5.500%, due 01/20/41	54,982	0.0
352,281		5.500%, due 03/20/41	388,739	0.0
518,351		5.500%, due 04/20/41	577,997	0.0
836,152		5.500%, due 05/20/41	921,968	0.0
783,201		5.500%, due 06/20/41	873,657	0.0
27,163		6.000%, due 10/15/36	30,836	0.0
79,699		6.000%, due 08/15/37	90,699	0.0
120,241		6.000%, due 11/15/37	135,634	0.0
17,918		6.000%, due 12/15/37	20,212	0.0
38,675		6.000%, due 01/15/38	43,626	0.0
39,359		6.000%, due 01/15/38	44,398	0.0
46,285		6.000%, due 02/15/38	52,210	0.0
1,043		6.000%, due 02/15/38	1,177	0.0
144,570		6.000%, due 02/15/38	163,077	0.0
2,369		6.000%, due 04/15/38	2,691	0.0
303,260		6.000%, due 05/15/38	342,083	0.0
295,439		6.000%, due 05/15/38	333,261	0.0
43,699		6.000%, due 07/15/38	49,293	0.0
77,504		6.000%, due 09/15/38	87,447	0.0
60,745		6.000%, due 11/15/38	68,521	0.0
1,375,254		6.000%, due 08/20/40	1,565,098	0.0
			238,211,942	7.1

		Other U.S. Agency Obligations: 0.9%
22,990,000		1.100%, due 11/06/18	22,887,925	0.7
1,500,000	L	1.875%, due 08/15/22	1,492,671	0.0
10,000		6.150%, due 01/15/38	14,397	0.0
5,000,000		7.125%, due 05/01/30	7,254,450	0.2
			31,649,443	0.9

	Total U.S. Government Agency Obligations
	(Cost $984,540,683)		985,046,503	29.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.7%
2,000,000	#	BAMLL Commercial Mortgage Securities Trust 2015-200P A, 3.218%, 04/14/33	2,027,127	0.1
1,000,000		CFCRE Commercial Mortgage Trust 2016-C7 B, 4.510%, 12/10/54	1,051,510	0.0
82,795		CD 2007-CD5 Mortgage Trust A4, 5.886%, 11/15/44	82,866	0.0
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/47	3,201,508	0.1
1,115,000		COMM 2012-LC4 A4, 3.288%, 12/10/44	1,152,964	0.0
1,000,000	#	COMM 2013-CR10 AM, 4.517%, 08/10/46	1,083,708	0.0
650,000		COMM 2015-CR23 A3, 3.230%, 05/10/48	659,065	0.0
315,000		COMM 2015-PC1 B, 4.589%, 07/10/50	318,082	0.0
1,000,000		COMM 2016-COR1 A4, 3.091%, 10/10/49	996,820	0.0
1,000,000		COMM 2016-COR1 AM, 3.494%, 10/10/49	1,010,395	0.0
1,000,000		COMM 2016-CR28 A4, 3.762%, 02/10/49	1,048,900	0.0
1,215,000	#	Core Industrial Trust 2015-CALW A, 3.040%, 02/10/34	1,248,009	0.1
1,000,000	#	Core Industrial Trust 2015-TEXW D, 3.977%, 02/10/34	1,016,737	0.0
1,000,000	#	Core Industrial Trust 2015-WEST A, 3.292%, 02/10/37	1,018,091	0.0
111,500		Credit Suisse Commercial Mortgage Trust Series 2007-C4 A4, 6.253%, 09/15/39	111,375	0.0
213,538	#	DBUBS 2011-LC2A C, 5.727%, 07/10/44	232,611	0.0
500,000		DBJPM Mortgage Trust 16-C1 A4, 3.276%, 05/10/49	508,975	0.0
2,000,000		Ginnia Mae 2011-20 C, 3.562%, 04/16/41	2,057,388	0.1
2,000,000		Ginnie Mae 2011-127 C, 3.500%, 03/16/47	2,056,069	0.1
6,000,000		Ginnie Mae 2011-142 B, 3.485%, 02/16/44	6,164,531	0.2
5,000,000		Ginnie Mae 2011-38 D, 3.813%, 01/16/51	5,197,010	0.2

See Accompanying Notes to Financial Statements

114

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		Other U.S. Agency Obligations: (continued)
417,841		Ginnie Mae 2011-53 B, 4.397%, 05/16/51	442,553	0.0
5,000,000		Ginnie Mae 2014-150 C, 3.400%, 12/16/49	5,039,746	0.2
3,000,000		Ginnie Mae 2014-50 C, 3.400%, 02/16/47	3,023,165	0.1
635,000		GS Mortgage Securities Corp. II 2012-GCJ9 A3, 2.773%, 11/10/45	641,752	0.0
1,000,000		GS Mortgage Securities Trust 2012-GCJ7 B, 4.740%, 05/10/45	1,068,889	0.0
1,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 B, 4.188%, 01/15/46	1,042,094	0.0
1,000,000		JPMBB Commercial Mortgage Securities Trust 2015-C30 C, 4.453%, 07/15/48	932,477	0.0
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/49	2,968,611	0.1
23,774		ML-CFC Commercial Mortgage Trust 2007-8 A3, 6.076%, 08/12/49	23,755	0.0
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/48	3,278,038	0.1
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 A4, 3.526%, 12/15/47	2,072,082	0.1
220,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 C, 4.300%, 03/15/48	216,300	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.588%, 09/15/47	107,334	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.588%, 09/15/47	106,737	0.0
1,000,000	#	MSCG Trust 2015-ALDR A2, 3.462%, 06/07/35	996,479	0.0
2,350,000		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/48	2,437,747	0.1
2,000,000		Wells Fargo Commercial Mortgage Trust 2016-NXS5 A4, 3.370%, 01/15/59	2,040,578	0.1
320,000		WFRBS Commercial Mortgage Trust 2011-C5 A4, 3.667%, 11/15/44	336,091	0.0

		Total Commercial Mortgage-Backed Securities
		(Cost $59,349,808)	59,018,169	1.7

U.S. TREASURY OBLIGATIONS: 35.4%
		U.S. Treasury Bonds: 6.2%
26,806,000		3.000%, due 02/15/47	27,705,475	0.8
17,133,000		2.000%, due 11/15/26	16,710,706	0.5
20,000,000		2.125%, due 05/15/25	19,875,400	0.6
1,352,000		2.250%, due 11/15/25	1,352,396	0.0
10,659,000		2.250%, due 08/15/46	9,401,995	0.3
7,000,000		2.500%, due 02/15/46	6,528,319	0.2
9,072,000		2.500%, due 05/15/46	8,455,394	0.2
2,000		2.750%, due 11/15/42	1,980	0.0
9,022,000		3.000%, due 11/15/44	9,326,312	0.3
10,042,000		3.000%, due 11/15/45	10,362,481	0.3
2,882,000		3.125%, due 02/15/43	3,048,784	0.1
5,686,000		3.125%, due 08/15/44	6,017,056	0.2
18,645,000		3.500%, due 02/15/39	21,097,619	0.6
13,888,000		3.625%, due 08/15/43	15,999,948	0.5
14,092,000		3.625%, due 02/15/44	16,262,224	0.5
13,251,000		3.750%, due 11/15/43	15,599,435	0.5
7,845,000		3.875%, due 08/15/40	9,348,424	0.3
6,505,000		4.375%, due 05/15/40	8,313,058	0.2
830,000		6.000%, due 02/15/26	1,076,049	0.0
4,025,000		8.125%, due 08/15/19	4,590,231	0.1
			211,073,286	6.2

		U.S. Treasury Notes: 29.2%
1,000		1.250%, due 05/31/19	998	0.0
343,000		1.250%, due 06/30/19	342,102	0.0
13,040,000		1.250%, due 10/31/21	12,737,172	0.4
17,433,000		1.500%, due 06/15/20	17,408,489	0.5
4,046,000		1.625%, due 10/31/23	3,940,505	0.1
10,833,000		1.750%, due 06/30/22	10,763,181	0.3
33,406,000		2.000%, due 06/30/24	33,107,183	1.0
74,225,000		2.375%, due 05/15/27	74,715,033	2.2
3,000,000		0.750%, due 07/31/18	2,983,185	0.1
4,498,000		0.750%, due 08/31/18	4,468,484	0.1
4,006,000		0.750%, due 10/31/18	3,975,719	0.1
10,000,000		0.750%, due 02/15/19	9,905,080	0.3
10,000,000		0.750%, due 07/15/19	9,872,070	0.3
4,033,000		0.750%, due 08/15/19	3,978,966	0.1
10,000,000		0.875%, due 04/15/19	9,914,450	0.3
9,004,000		0.875%, due 09/15/19	8,898,491	0.3
10,000,000		1.000%, due 03/15/19	9,939,450	0.3
27,497,000	L	1.000%, due 08/31/19	27,262,836	0.8
5,000,000		1.000%, due 10/15/19	4,953,515	0.2
4,770,000		1.000%, due 11/15/19	4,720,344	0.1
10,000,000		1.125%, due 02/28/21	9,797,850	0.3
8,000,000		1.125%, due 08/31/21	7,789,840	0.2
29,467,000		1.250%, due 11/30/18	29,433,614	0.9
10,029,000		1.250%, due 12/15/18	10,015,481	0.3
11,256,000		1.250%, due 12/31/18	11,239,510	0.3
1,000		1.250%, due 10/31/19	996	0.0
11,755,000		1.250%, due 01/31/20	11,684,517	0.3
3,534,000		1.250%, due 02/29/20	3,511,499	0.1
16,756,000		1.375%, due 09/30/18	16,766,472	0.5
20,000,000		1.375%, due 01/15/20	19,951,560	0.6
933,000		1.375%, due 01/31/20	930,595	0.0
8,515,000		1.375%, due 02/29/20	8,486,228	0.3
9,022,000		1.375%, due 03/31/20	8,988,700	0.3
7,940,000		1.375%, due 04/30/20	7,905,104	0.2
7,000		1.375%, due 08/31/20	6,951	0.0
10,000,000		1.375%, due 10/31/20	9,919,530	0.3
37,540,000		1.375%, due 04/30/21	37,065,607	1.1
7,000,000		1.375%, due 08/31/23	6,724,102	0.2
5,000,000		1.375%, due 09/30/23	4,798,635	0.1
19,814,000		1.500%, due 12/31/18	19,860,444	0.6
11,925,000		1.500%, due 01/31/19	11,951,557	0.4
5,048,000		1.500%, due 02/28/19	5,059,242	0.2
6,540,000		1.500%, due 03/31/19	6,557,115	0.2
5,304,000		1.500%, due 05/31/19	5,316,433	0.2
7,002,000		1.500%, due 11/30/19	7,009,520	0.2
752,000		1.500%, due 05/31/20	750,957	0.0
4,833,000		1.500%, due 01/31/22	4,760,317	0.1
10,000,000		1.500%, due 02/28/23	9,734,960	0.3
10,000,000		1.500%, due 03/31/23	9,726,170	0.3
4,475,000		1.625%, due 03/31/19	4,495,889	0.1
2,317,000		1.625%, due 04/30/19	2,327,408	0.1

See Accompanying Notes to Financial Statements

115

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
19,814,000		1.625%, due 07/31/19	19,908,434	0.6
12,097,000		1.625%, due 08/31/19	12,153,469	0.4
4,790,000		1.625%, due 12/31/19	4,808,245	0.1
2,976,000		1.625%, due 08/15/22	2,936,009	0.1
6,480,000		1.625%, due 04/30/23	6,339,896	0.2
10,184,000		1.625%, due 05/31/23	9,959,636	0.3
24,847,000		1.625%, due 02/15/26	23,615,806	0.7
22,705,000		1.750%, due 09/30/19	22,873,516	0.7
7,810,000		1.750%, due 04/30/22	7,765,764	0.2
18,000,000		1.750%, due 09/30/22	17,837,586	0.5
69,000		1.750%, due 01/31/23	68,142	0.0
8,000,000		1.875%, due 11/30/21	8,021,248	0.2
10,000,000		1.875%, due 05/31/22	10,000,000	0.3
3,003,000		1.875%, due 08/31/22	2,997,135	0.1
24,900,000		2.000%, due 11/30/20	25,193,745	0.8
12,097,000		2.000%, due 02/28/21	12,233,091	0.4
8,063,000		2.000%, due 12/31/21	8,122,053	0.2
4,000,000		2.000%, due 07/31/22	4,017,968	0.1
20,498,000		2.125%, due 01/31/21	20,813,075	0.6
3,700,000		2.125%, due 09/30/21	3,750,731	0.1
3,774,000		2.125%, due 12/31/21	3,822,945	0.1
10,105,000		2.125%, due 06/30/22	10,215,124	0.3
5,000,000		2.125%, due 11/30/23	5,016,505	0.2
9,810,000		2.250%, due 03/31/21	10,005,239	0.3
8,794,000		2.250%, due 04/30/21	8,966,099	0.3
3,011,000		2.250%, due 12/31/23	3,040,758	0.1
26,457,000		2.250%, due 11/15/24	26,602,196	0.8
19,590,000		2.375%, due 12/31/20	20,066,742	0.6
9,874,000		2.500%, due 05/15/24	10,115,646	0.3
26,255,000		2.750%, due 02/15/19	26,843,165	0.8
36,569,500		2.750%, due 11/15/23	38,063,693	1.1
42,052,000		2.750%, due 02/15/24	43,745,560	1.3
7,790,000		3.500%, due 05/15/20	8,219,058	0.2
			984,592,335	29.2

	Total U.S. Treasury Obligations
	(Cost $1,183,836,880)		1,195,665,621	35.4

FOREIGN GOVERNMENT BONDS: 2.8%
4,206,000		Asian Development Bank, 1.625%, 03/16/21	4,171,397	0.1
300,000		Asian Development Bank, 2.125%, 03/19/25	294,663	0.0
2,000,000		Asian Development Bank, 2.000%, 02/16/22	2,000,474	0.1
3,000,000		Colombia Government International Bond, 4.000%, 02/26/24	3,121,500	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/37	2,517,450	0.1
1,000,000		Corp Andina de Fomento, 2.125%, 09/27/21	995,430	0.0
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/22	3,212,442	0.1
4,000,000		European Investment Bank, 1.125%, 08/15/19	3,963,288	0.1
6,700,000		European Investment Bank, 1.625%, 06/15/21	6,625,302	0.2
2,071,000		European Investment Bank, 1.750%, 05/15/20	2,071,313	0.1
3,000,000		European Investment Bank, 2.250%, 03/15/22	3,021,033	0.1
2,000,000		European Investment Bank, 4.000%, 02/16/21	2,146,416	0.1
500,000		Export-Import Bank of Korea, 2.625%, 12/30/20	503,426	0.0
500,000		Export-Import Bank of Korea, 3.250%, 08/12/26	506,445	0.0
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/24	1,059,418	0.0
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/22	1,025,252	0.0
1,000,000		Inter-American Development Bank, 1.875%, 03/15/21	999,428	0.0
1,000,000		Inter-American Development Bank, 3.200%, 08/07/42	994,927	0.0
2,000,000		International Bank for Reconstruction & Development, 1.250%, 07/26/19	1,989,044	0.1
1,000,000		International Finance Corp., 1.250%, 07/16/18	998,659	0.0
1,000,000		Japan Bank for International Cooperation/Japan, 1.750%, 05/28/20	989,446	0.0
3,000,000	#	Kommunalbanken AS, 2.250%, 01/25/22	3,026,319	0.1
500,000	L	Korea International Bond, 4.125%, 06/10/44	599,830	0.0
5,000,000		Mexico Government International Bond, 4.750%, 03/08/44	5,017,500	0.1
1,460,000		Panama Government International Bond, 8.875%, 09/30/27	2,087,800	0.1
4,000,000		Philippine Government International Bond, 6.375%, 01/15/32	5,246,236	0.2
3,405,000		Republic of Poland Government International Bond, 5.125%, 04/21/21	3,755,112	0.1
3,000,000		Province of British Columbia Canada, 2.250%, 06/02/26	2,909,034	0.1
1,000,000		Province of Ontario Canada, 1.875%, 05/21/20	998,947	0.0
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	14,197,627	0.4
4,000,000		Peruvian Government International Bond, 6.550%, 03/14/37	5,278,000	0.2
155,000	L	Peruvian Government International Bond, 7.125%, 03/30/19	170,113	0.0
5,160,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	5,185,846	0.2

See Accompanying Notes to Financial Statements

116

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		U.S. Treasury Notes: (continued)
3,000,000	L	Uruguay Government International Bond, 4.500%, 08/14/24	3,267,000	0.1

	Total Foreign Government Bonds
	(Cost $92,992,991)		94,946,117	2.8

	Total Long-Term Investments
	(Cost $3,191,299,989)		3,247,087,698	96.2

SHORT-TERM INVESTMENTS: 11.6%
		Corporate Bonds/Notes: 2.2%
500,000		AbbVie, Inc., 1.800%, 05/14/18	500,741	0.0
1,000,000		Chubb INA Holdings, Inc., 5.800%, 03/15/18	1,028,649	0.1
1,725,000		Aetna, Inc., 1.500%, 11/15/17	1,725,169	0.1
398,000		Agilent Technologies, Inc., 6.500%, 11/01/17	403,750	0.0
750,000		Air Products & Chemicals, Inc., 1.200%, 10/15/17	749,346	0.0
6,325,000		American Express Co., 7.000%, 03/19/18	6,561,327	0.2
500,000	#	American Honda Finance Corp., 1.500%, 09/11/17	500,076	0.0
1,250,000		American Tower Corp., 4.500%, 01/15/18	1,267,294	0.1
500,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	499,960	0.0
250,000		Anthem, Inc., 1.875%, 01/15/18	250,243	0.0
1,500,000		Apple, Inc., 1.000%, 05/03/18	1,494,757	0.1
300,000		AT&T, Inc., 1.400%, 12/01/17	299,785	0.0
500,000		AT&T, Inc., 1.750%, 01/15/18	500,432	0.0
600,000		Autodesk, Inc., 1.950%, 12/15/17	600,964	0.0
1,000,000		Bank of America Corp., 2.000%, 01/11/18	1,001,667	0.1
1,610,000		Bank of America Corp., 5.650%, 05/01/18	1,660,908	0.1
1,000,000		Bank of New York Mellon Corp., 1.300%, 01/25/18	999,413	0.0
1,000,000		Bank of New York Mellon Corp., 1.350%, 03/06/18	999,037	0.0
500,000		Bank of Nova Scotia/The, 1.375%, 12/18/17	499,812	0.0
750,000		Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	749,290	0.0
750,000		Berkshire Hathaway, Inc., 1.550%, 02/09/18	750,780	0.0
2,000,000		Biogen, Inc., 6.875%, 03/01/18	2,067,968	0.1
1,000,000		BP Capital Markets PLC, 1.375%, 11/06/17	999,700	0.0
500,000		Cabot Corp., 2.550%, 01/15/18	502,380	0.0
1,000,000		Caterpillar Financial Services Corp., 1.250%, 11/06/17	999,359	0.0
300,000		Caterpillar Financial Services Corp., 1.300%, 03/01/18	299,416	0.0
500,000		Celgene Corp., 1.900%, 08/15/17	500,225	0.0
300,000		Chevron Corp., 1.104%, 12/05/17	299,695	0.0
500,000		CNOOC Finance 2013 Ltd., 1.750%, 05/09/18	499,357	0.0
1,000,000		Colgate-Palmolive Co., 0.900%, 05/01/18	995,120	0.0
2,000,000		Comcast Corp., 6.300%, 11/15/17	2,034,574	0.1
500,000		Commonwealth Bank of Australia/New York NY, 1.900%, 09/18/17	500,552	0.0
750,000		Corning, Inc., 1.450%, 11/15/17	749,616	0.0
750,000		Diageo Capital PLC, 1.125%, 04/29/18	747,660	0.0
300,000		Duke Energy Corp., 1.625%, 08/15/17	300,065	0.0
400,000		Duke Energy Corp., 2.100%, 06/15/18	401,637	0.0
2,250,000		Ford Motor Credit Co. LLC, 2.375%, 01/16/18	2,257,420	0.1
500,000		General Dynamics Corp., 1.000%, 11/15/17	499,480	0.0
879,000		General Electric Co., 5.250%, 12/06/17	893,493	0.0
4,840,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	4,996,259	0.2
1,000,000		HSBC USA, Inc., 1.625%, 01/16/18	1,000,425	0.1
500,000		Jefferies Group LLC, 5.125%, 04/13/18	512,959	0.0
200,000		Johnson Controls International plc, 1.400%, 11/02/17	199,888	0.0
1,500,000		JPMorgan Chase & Co., 1.625%, 05/15/18	1,499,907	0.1
750,000		KeyBank NA/Cleveland OH, 1.650%, 02/01/18	750,559	0.0
500,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	500,361	0.0
500,000		Mattel, Inc., 1.700%, 03/15/18	499,635	0.0
500,000		McKesson Corp., 1.400%, 03/15/18	499,170	0.0
750,000		Microsoft Corp., 1.000%, 05/01/18	747,879	0.0
1,500,000		Morgan Stanley, 2.125%, 04/25/18	1,505,258	0.1
10,500,000		Morgan Stanley, 6.625%, 04/01/18	10,874,903	0.3
300,000		NetApp, Inc., 2.000%, 12/15/17	300,421	0.0
300,000		Newell Brands, Inc., 2.050%, 12/01/17	300,525	0.0
400,000	#	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	400,205	0.0

See Accompanying Notes to Financial Statements

117

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Corporate Bonds/Notes: (continued)
1,500,000	ONEOK Partners L.P., 2.000%, 10/01/17	1,500,653	0.1
250,000	Philip Morris International, Inc., 1.250%, 11/09/17	249,922	0.0
500,000	PPL Capital Funding, Inc., 1.900%, 06/01/18	500,643	0.0
500,000	Roper Technologies, Inc., 1.850%, 11/15/17	500,406	0.0
750,000	Royal Bank of Canada, 1.500%, 01/16/18	750,320	0.0
350,000	Ryder System, Inc., 2.500%, 03/01/18	351,843	0.0
750,000	Shell International Finance BV, 1.125%, 08/21/17	749,780	0.0
600,000	Sherwin-Williams Co., 1.350%, 12/15/17	599,167	0.0
1,000,000	Stryker Corp., 1.300%, 04/01/18	998,022	0.0
750,000	Telefonica Emisiones SAU, 3.192%, 04/27/18	758,092	0.0
250,000	TransCanada PipeLines Ltd., 1.875%, 01/12/18	250,356	0.0
400,000	United Parcel Service, Inc., 1.125%, 10/01/17	399,770	0.0
1,000,000	UnitedHealth Group, Inc., 6.000%, 02/15/18	1,026,788	0.1
500,000	Virginia Electric & Power Co., 1.200%, 01/15/18	499,126	0.0
500,000	Vodafone Group PLC, 1.500%, 02/19/18	499,967	0.0
300,000	Walt Disney Co/The, 1.100%, 12/01/17	299,575	0.0
500,000	Welltower, Inc., 2.250%, 03/15/18	501,408	0.0
1,000,000	Westpac Banking Corp., 1.600%, 01/12/18	1,000,637	0.1
500,000	Westpac Banking Corp., 2.000%, 08/14/17	500,343	0.0
		75,116,289	2.2

	Commercial Paper: 2.8%
4,000,000	American Electric Power, 1.470%, 07/11/17	3,998,240	0.1
20,000,000	American Electric Power, 1.500%, 07/28/17	19,976,931	0.6
4,000,000	CVS Health Corporation, 1.470%, 07/14/17	3,997,751	0.1
2,765,000	Exelon Generation Co., 1.400%, 07/06/17	2,764,348	0.1
30,000,000	Kroger Co., 0.000%, 07/03/17	29,996,488	0.9
16,250,000	Mondelez International, 0.000%, 07/03/17	16,248,097	0.5
16,000,000	Pacific Gas and Electric Co., 1.450%, 07/10/17	15,993,671	0.5
		92,975,526	2.8

	U.S. Government Agency Obligations: 0.6%
6,682	Fannie Mae, 5.000%, 01/01/18	6,846	0.0
14,972	Fannie Mae, 5.000%, 01/01/18	15,339	0.0
17,147	Fannie Mae, 5.000%, 02/01/18	17,567	0.0
3,538	Fannie Mae, 5.000%, 04/01/18	3,624	0.0
2,591	Fannie Mae, 5.500%, 10/01/17	2,593	0.0
2,514	Fannie Mae, 5.500%, 11/01/17	2,515	0.0
280	Fannie Mae, 5.500%, 11/01/17	280	0.0
21,246,000	Freddie Mac, 1.000%, 09/29/17	21,241,708	0.6
		21,290,472	0.6

	Securities Lending Collateralcc: 0.4%
312,269	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $312,297, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $318,514, due 07/28/17-09/09/49)	312,269	0.0
3,361,406	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $3,361,724, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,428,634, due 07/15/17-05/20/67)	3,361,406	0.1
3,181,293	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $3,181,594, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,244,919, due 07/13/17-12/01/51)	3,181,293	0.1
380,101	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $380,134, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $387,704, due 07/15/17-01/15/37)	380,101	0.0

See Accompanying Notes to Financial Statements

118

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
186,689	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $186,708, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $190,424, due 07/07/17-01/15/30)	186,689	0.0
3,361,406	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $3,361,738, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $3,428,634, due 08/15/21-09/09/49)	3,361,406	0.1
3,361,400	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $3,361,759, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,428,618, due 01/15/19-02/15/46)	3,361,400	0.1
		14,144,564	0.4

	Foreign Government Bonds: 0.1%
5,000,000	European Bank for Reconstruction & Development, 1.000%, 06/15/18
	(Cost $4,984,251)	4,981,135	0.1

	U.S. Treasury Obligations: 0.5%
15,660,000	United States Treasury Note, 0.625%, 06/30/18
	(Cost $15,573,473)	15,561,514	0.5

	U.S. Treasury Notes: 4.7%
2,006,600	United States Treasury Note/Bond, 0.750%, 04/15/18	1,998,606	0.1
1,508,000	United States Treasury Note/Bond, 1.000%, 05/15/18	1,504,465	0.0
10,549,500	United States Treasury Note, 0.750%, 01/31/18	10,524,065	0.3
12,736,000	United States Treasury Note, 0.750%, 10/31/17	12,721,863	0.4
2,285,600	United States Treasury Note, 0.750%, 12/31/17	2,281,127	0.1
20,000,000	United States Treasury Note, 0.750%, 02/28/18	19,939,060	0.6
7,260,000	United States Treasury Note, 0.750%, 04/30/18	7,229,370	0.2
1,918,000	United States Treasury Note, 0.875%, 01/31/18	1,914,751	0.0
2,768,000	United States Treasury Note, 0.875%, 10/15/17	2,766,375	0.1
1,864,000	United States Treasury Note, 0.875%, 11/15/17	1,862,392	0.0
12,296,700	United States Treasury Note, 0.875%, 03/31/18	12,262,122	0.4
13,454,000	United States Treasury Note, 0.875%, 05/31/18	13,408,014	0.4
6,000,000	United States Treasury Note, 0.875%, 08/15/17	5,999,442	0.2
785,000	United States Treasury Note, 1.000%, 12/15/17	784,506	0.0
4,005,000	United States Treasury Note, 1.000%, 12/31/17	4,002,060	0.1
210,800	United States Treasury Note, 1.000%, 03/15/18	210,471	0.0
42,155,000	United States Treasury Note, 2.375%, 07/31/17	42,203,773	1.2
18,650,000	United States Treasury Note, 2.625%, 04/30/18	18,852,520	0.6
		160,464,982	4.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
8,509,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $8,509,000)	8,509,000	0.3

	Total Short-Term Investments
	(Cost $392,445,325)	393,043,482	11.6

	Total Investments in Securities (Cost $3,583,745,314)	$3,640,131,180	107.8
	Liabilities in Excess of Other Assets	(264,494,406)	(7.8)
	Net Assets	$3,375,636,774	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
Z	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2017.

Cost for federal income tax purposes is $3,589,794,551.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$76,887,651
Gross Unrealized Depreciation	(26,551,022)

Net Unrealized Appreciation	$50,336,629

See Accompanying Notes to Financial Statements

119

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 11.7%
15,660	@	Amazon.com, Inc.	15,158,880	1.8
85,837		Best Buy Co., Inc.	4,921,035	0.6
49,210		BorgWarner, Inc.	2,084,536	0.3
59,171	@	Burlington Stores, Inc.	5,443,140	0.7
342,425		Comcast Corp. – Class A	13,327,181	1.6
33,342		Darden Restaurants, Inc.	3,015,450	0.4
37,126	@,L	Discovery Communications, Inc. - Class A	958,965	0.1
81,528		Foot Locker, Inc.	4,017,700	0.5
87,439		Home Depot, Inc.	13,413,143	1.6
250,337		Interpublic Group of Cos., Inc.	6,158,290	0.7
55,872		Marriott International, Inc.	5,604,520	0.7
72,838		McDonald's Corp.	11,155,868	1.4
105,312		Ross Stores, Inc.	6,079,662	0.7
20,007		Vail Resorts, Inc.	4,058,020	0.5
7,209		Walt Disney Co.	765,956	0.1
			96,162,346	11.7

		Consumer Staples: 9.2%
91,909		Campbell Soup Co.	4,793,054	0.6
124,186		Church & Dwight Co., Inc.	6,442,770	0.8
28,387		Coca-Cola Co.	1,273,157	0.1
11,994		Costco Wholesale Corp.	1,918,200	0.2
26,571		CVS Health Corp.	2,137,903	0.3
35,607		JM Smucker Co.	4,213,376	0.5
49,537		Kraft Heinz Co.	4,242,349	0.5
110,473		PepsiCo, Inc.	12,758,527	1.6
104,859		Philip Morris International, Inc.	12,315,690	1.5
35,867		Procter & Gamble Co.	3,125,809	0.4
129,288		Sysco Corp.	6,507,065	0.8
77,764		Tyson Foods, Inc.	4,870,359	0.6
138,388		Wal-Mart Stores, Inc.	10,473,204	1.3
			75,071,463	9.2

		Energy: 5.5%
183,140		Canadian Natural Resources Ltd.	5,281,758	0.6
34,876		Chevron Corp.	3,638,613	0.4
220,722		Exxon Mobil Corp.	17,818,887	2.2
83,638		Noble Energy, Inc.	2,366,955	0.3
116,362		Royal Dutch Shell PLC - Class A ADR	6,189,295	0.8
51,837		Tesoro Corp.	4,851,943	0.6
75,274		Valero Energy Corp.	5,077,984	0.6
			45,225,435	5.5

		Financials: 14.2%
66,366		Aflac, Inc.	5,155,311	0.6
82,029		American Express Co.	6,910,123	0.9
36,503		Ameriprise Financial, Inc.	4,646,467	0.6
35,944		Aon PLC	4,778,755	0.6
640,348		Bank of America Corp.	15,534,842	1.9
40,372	@	Berkshire Hathaway, Inc. – Class B	6,837,806	0.8
119,847		Citigroup, Inc.	8,015,367	1.0
182,076		Citizens Financial Group, Inc.	6,496,472	0.8
83,066		Discover Financial Services	5,165,875	0.6
75,399		Intercontinental Exchange, Inc.	4,970,302	0.6
210,363		JPMorgan Chase & Co.	19,227,178	2.4
135,126		Lazard Ltd.	6,260,388	0.8
65,709		Lincoln National Corp.	4,440,614	0.5
54,939		Prudential Financial, Inc.	5,941,103	0.7
163,636		Synchrony Financial	4,879,626	0.6
68,380		Unum Group	3,188,559	0.4
63,857		Wells Fargo & Co.	3,538,316	0.4
			115,987,104	14.2

		Health Care: 14.3%
53,734		Amgen, Inc.	9,254,607	1.1
25,721		Anthem, Inc.	4,838,892	0.6
28,054	@	Biogen, Inc.	7,612,733	0.9
121,323	@	Boston Scientific Corp.	3,363,073	0.4
47,984	@	Celgene Corp.	6,231,682	0.8
56,024	@	Centene Corp.	4,475,197	0.5
85,756	@	Express Scripts Holding Co.	5,474,663	0.7
23,735		Humana, Inc.	5,711,116	0.7
153,424		Johnson & Johnson	20,296,461	2.5
26,868		Medtronic PLC	2,384,535	0.3
204,564		Merck & Co., Inc.	13,110,507	1.6
422,956		Pfizer, Inc.	14,207,092	1.7
31,571		Quest Diagnostics, Inc.	3,509,432	0.4
70,118		UnitedHealth Group, Inc.	13,001,280	1.6
65,092		Zoetis, Inc.	4,060,439	0.5
			117,531,709	14.3

		Industrials: 10.0%
29,311		Alaska Air Group, Inc.	2,630,955	0.3
43,562		Boeing Co.	8,614,386	1.0
43,419		Cummins, Inc.	7,043,430	0.9
109,358		Delta Air Lines, Inc.	5,876,899	0.7
74,902		Fortive Corp.	4,745,042	0.6
139,002		General Electric Co.	3,754,444	0.5
75,344		Ingersoll-Rand PLC - Class A	6,885,688	0.8
22,464		L3 Technologies, Inc.	3,753,285	0.5
171,095		Masco Corp.	6,537,540	0.8
30,287		Northrop Grumman Corp.	7,774,976	0.9
172,642	@	Quanta Services, Inc.	5,683,375	0.7
48,839		Stanley Black & Decker, Inc.	6,873,112	0.8
29,831		Union Pacific Corp.	3,248,894	0.4
11,060	@	United Rentals, Inc.	1,246,573	0.2
96,991		Waste Management, Inc.	7,114,290	0.9
			81,782,889	10.0

		Information Technology: 22.7%
16,919	@	Alphabet, Inc. - Class A	15,729,256	1.9
227,038		Apple, Inc.	32,698,013	4.0
185,122		Applied Materials, Inc.	7,647,390	0.9
377,616		Cisco Systems, Inc.	11,819,381	1.4

See Accompanying Notes to Financial Statements

1

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
51,927	@	Citrix Systems, Inc.	4,132,351	0.5
208,377		CSRA, Inc.	6,615,970	0.8
152,586	@	eBay, Inc.	5,328,303	0.7
26,752	@	Electronic Arts, Inc.	2,828,221	0.4
15,476	@	F5 Networks, Inc.	1,966,380	0.2
65,865	@	Facebook, Inc.	9,944,298	1.2
26,010		Fidelity National Information Services, Inc.	2,221,254	0.3
262,235		HP, Inc.	4,583,868	0.6
12,237		International Business Machines Corp.	1,882,418	0.2
256,131		Intel Corp.	8,641,860	1.1
125,919		Juniper Networks, Inc.	3,510,622	0.4
397,371		Microsoft Corp.	27,390,783	3.3
21,287		NetApp, Inc.	852,544	0.1
141,886		Oracle Corp.	7,114,164	0.9
76,418	@	Red Hat, Inc.	7,317,023	0.9
108,411		Texas Instruments, Inc.	8,340,058	1.0
48,925	@,L	VeriSign, Inc.	4,548,068	0.6
10,044		Visa, Inc. - Class A	941,926	0.1
70,429	@,L	VMware, Inc.	6,157,607	0.8
19,378		Western Digital Corp.	1,716,891	0.2
95,379		Western Union Co.	1,816,970	0.2
			185,745,619	22.7

		Materials: 2.7%
78,970	@	Berry Plastics Group, Inc.	4,502,080	0.5
53,452	@	Crown Holdings, Inc.	3,188,946	0.4
139,145		Dow Chemical Co.	8,775,875	1.1
16,367		Eastman Chemical Co.	1,374,665	0.2
51,047		LyondellBasell Industries NV - Class A	4,307,856	0.5
			22,149,422	2.7

		Real Estate: 3.1%
33,733		American Tower Corp.	4,463,550	0.5
96,896		Apartment Investment & Management Co.	4,163,621	0.5
38,201		Equity Lifestyle Properties, Inc.	3,298,274	0.4
168,107		Gaming and Leisure Properties, Inc.	6,332,591	0.8
211,810		Host Hotels & Resorts, Inc.	3,869,769	0.5
59,428		ProLogis, Inc.	3,484,858	0.4
			25,612,663	3.1

		Telecommunication Services: 1.7%
339,284		AT&T, Inc.	12,801,185	1.5
31,459		Verizon Communications, Inc.	1,404,959	0.2
			14,206,144	1.7

		Utilities: 3.3%
42,795		Ameren Corp.	2,339,603	0.3
159,459		Centerpoint Energy, Inc.	4,365,988	0.5
57,358		Edison International	4,484,822	0.5
135,661		Exelon Corp.	4,893,292	0.6
62,195		NextEra Energy, Inc.	8,715,385	1.1
35,301		PG&E Corp.	2,342,927	0.3
			27,142,017	3.3
	Total Common Stock
	(Cost $675,276,059)		806,616,811	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 0.7%
134,848	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $134,860, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $137,545, due 07/28/17-09/09/49)	134,848	0.0
1,449,935	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,450,072, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,478,934, due 07/15/17-05/20/67)	1,449,935	0.2
1,375,417	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,375,547, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,402,925, due 07/13/17-12/01/51)	1,375,417	0.1
164,140	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $164,154, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $167,423, due 07/15/17-01/15/37)	164,140	0.0

See Accompanying Notes to Financial Statements

2

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
80,618	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $80,626, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $82,231, due 07/07/17-01/15/30)	80,618	0.0
1,449,935	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $1,450,078, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $1,478,934, due 08/15/21-09/09/49)	1,449,935	0.2
1,449,900	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,450,055, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,478,894, due 01/15/19-02/15/46)	1,449,900	0.2
		6,104,793	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
12,811,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $12,811,000)	12,811,000	1.6

	Total Short-Term Investments
	(Cost $18,915,793)	18,915,793	2.3

	Total Investments in Securities (Cost $694,191,852)	$825,532,604	100.7
	Liabilities in Excess of Other Assets	(5,612,153)	(0.7)
	Net Assets	$819,920,451	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $694,857,427.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$139,984,143
Gross Unrealized Depreciation	(9,308,966)

Net Unrealized Appreciation	$130,675,177

See Accompanying Notes to Financial Statements

3

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 11.6%
66,283		Aarons, Inc.	2,578,409	0.4
49,185		Adtalem Global Education, Inc.	1,866,571	0.3
146,966		American Eagle Outfitters, Inc.	1,770,940	0.3
91,577	L	Big Lots, Inc.	4,423,169	0.7
99,576		Brunswick Corp.	6,246,403	1.0
128,070		CalAtlantic Group, Inc.	4,527,275	0.7
21,326		Carter's, Inc.	1,896,948	0.3
71,628		Cheesecake Factory	3,602,888	0.5
408,747		Chico's FAS, Inc.	3,850,397	0.6
36,979		Cinemark Holdings, Inc.	1,436,634	0.2
216,689		Dana, Inc.	4,838,665	0.7
76,515		Dick's Sporting Goods, Inc.	3,047,593	0.5
35,121		Domino's Pizza, Inc.	7,429,145	1.1
49,269		Foot Locker, Inc.	2,427,976	0.4
196,455		Gentex Corp.	3,726,751	0.6
40,274		Jack in the Box, Inc.	3,966,989	0.6
36,479		John Wiley & Sons, Inc.	1,924,267	0.3
2,016	@	Panera Bread Co.	634,314	0.1
43,048		Papa John's International, Inc.	3,089,125	0.5
5,818		Pool Corp.	684,022	0.1
36,521	@	Sotheby's	1,960,082	0.3
56,841		Thor Industries, Inc.	5,941,021	0.9
15,809		Vail Resorts, Inc.	3,206,540	0.5
			75,076,124	11.6

		Consumer Staples: 3.8%
57,359		Church & Dwight Co., Inc.	2,975,785	0.5
63,494		Energizer Holdings, Inc.	3,048,982	0.5
52,022		Ingredion, Inc.	6,201,543	0.9
72,757		Nu Skin Enterprises, Inc.	4,572,050	0.7
69,476	@	Post Holdings, Inc.	5,394,811	0.8
66,070	@	United Natural Foods, Inc.	2,424,769	0.4
			24,617,940	3.8

		Energy: 3.0%
177,498	@	Consol Energy, Inc.	2,651,820	0.4
25,020	@	Diamondback Energy, Inc.	2,222,026	0.3
36,365		EQT Corp.	2,130,625	0.3
58,939	@	Gulfport Energy Corp.	869,350	0.1
131,823		Patterson-UTI Energy, Inc.	2,661,507	0.4
101,706	L	PBF Energy, Inc.	2,263,976	0.4
290,159	@	QEP Resources, Inc.	2,930,606	0.5
507,042	@	Southwestern Energy Co.	3,082,815	0.5
17,936		World Fuel Services Corp.	689,639	0.1
			19,502,364	3.0

		Financials: 16.5%
1,128	@	Alleghany Corp.	670,934	0.1
117,166		Bank of the Ozarks, Inc.	5,491,570	0.9
16,195		CBOE Holdings, Inc.	1,480,223	0.2
105,295		Chemical Financial Corp.	5,097,331	0.8
97,578		Citizens Financial Group, Inc.	3,481,583	0.5
42,730		Comerica, Inc.	3,129,545	0.5
22,049		Cullen/Frost Bankers, Inc.	2,070,622	0.3
120,228		East West Bancorp, Inc.	7,042,956	1.1
28,221		Eaton Vance Corp.	1,335,418	0.2
133,191		First American Financial Corp.	5,952,306	0.9
264,908		First Horizon National Corp.	4,614,697	0.7
7,356		Hanover Insurance Group, Inc.	651,962	0.1
70,204		Hartford Financial Services Group, Inc.	3,690,624	0.6
151,613	@	Janus Henderson Group PLC	5,019,906	0.8
211,471		Keycorp	3,962,967	0.6
88,381		Lazard Ltd.	4,094,692	0.6
25,953		MarketAxess Holdings, Inc.	5,219,148	0.8
50,184		MB Financial, Inc.	2,210,103	0.4
6,231		MSCI, Inc. - Class A	641,731	0.1
270,913		Old Republic International Corp.	5,290,931	0.8
71,640		PacWest Bancorp	3,345,588	0.5
65,761		Primerica, Inc.	4,981,396	0.8
17,407		Prosperity Bancshares, Inc.	1,118,226	0.2
46,952		Reinsurance Group of America, Inc.	6,028,167	0.9
46,062	@	Signature Bank	6,611,279	1.0
51,230	@	Stifel Financial Corp.	2,355,555	0.4
3,610	@	SVB Financial Group	634,602	0.1
286,657		TCF Financial Corp.	4,569,313	0.7
62,025		TD Ameritrade Holding Corp.	2,666,455	0.4
71,219	@	Western Alliance Bancorp.	3,503,975	0.5
			106,963,805	16.5

		Health Care: 8.8%
35,189	@	Abiomed, Inc.	5,042,584	0.8
27,550	@	Align Technology, Inc.	4,135,806	0.6
33,340	@	Bioverativ, Inc.	2,006,068	0.3
20,859	@	Charles River Laboratories International, Inc.	2,109,888	0.3
25,197	@	Halyard Health, Inc.	989,738	0.2
112,955		Healthsouth Corp.	5,467,022	0.9
48,133		Hill-Rom Holdings, Inc.	3,831,868	0.6
52,372	@	Masimo Corp.	4,775,279	0.7
29,484	@	Mednax, Inc.	1,779,949	0.3
53,196	@	NuVasive, Inc.	4,091,836	0.6
25,919		Owens & Minor, Inc.	834,333	0.1
25,227	@	Parexel International Corp.	2,192,478	0.3
12,741		Resmed, Inc.	992,142	0.2
35,905		STERIS PLC	2,926,257	0.5
4,659		Teleflex, Inc.	967,954	0.2
36,258	@	United Therapeutics Corp.	4,703,750	0.7

See Accompanying Notes to Financial Statements

4

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
37,513	@	WellCare Health Plans, Inc.	6,735,834	1.0
56,170		Zoetis, Inc.	3,503,885	0.5
			57,086,671	8.8

		Industrials: 14.9%
40,863		Alaska Air Group, Inc.	3,667,863	0.6
54,534		Carlisle Cos., Inc.	5,202,544	0.8
48,967		Crane Co.	3,887,001	0.6
21,492		Cummins, Inc.	3,486,432	0.5
58,551		Curtiss-Wright Corp.	5,373,811	0.8
26,858		Deluxe Corp.	1,859,111	0.3
73,880		EMCOR Group, Inc.	4,830,274	0.7
18,099		EnerSys	1,311,273	0.2
10,566	@	Esterline Technologies Corp.	1,001,657	0.2
53,402	@	FTI Consulting, Inc.	1,866,934	0.3
18,247	@	Genesee & Wyoming, Inc.	1,247,912	0.2
28,213		HNI Corp.	1,124,852	0.2
35,661		Huntington Ingalls Industries, Inc.	6,638,652	1.0
21,946		IDEX Corp.	2,480,117	0.4
292,915	@	JetBlue Airways Corp.	6,687,249	1.0
15,554	@	KLX, Inc.	777,700	0.1
63,546		Manpowergroup, Inc.	7,094,911	1.1
94,970		Masco Corp.	3,628,804	0.6
48,733		Nordson Corp.	5,912,288	0.9
13,940		Oshkosh Corp.	960,187	0.2
263,508		Pitney Bowes, Inc.	3,978,971	0.6
108,695	@	Quanta Services, Inc.	3,578,239	0.6
62,650		Regal-Beloit Corp.	5,109,108	0.8
14,902		Stanley Black & Decker, Inc.	2,097,158	0.3
5,940	@	Teledyne Technologies, Inc.	758,241	0.1
102,289		Timken Co.	4,730,866	0.7
92,697		Toro Co.	6,422,975	1.0
9,431		Woodward, Inc.	637,347	0.1
			96,352,477	14.9

		Information Technology: 17.5%
27,434		Amphenol Corp.	2,025,178	0.3
208,674	@	ARRIS International PLC	5,847,045	0.9
65,413		Belden, Inc.	4,934,103	0.8
20,238		Broadridge Financial Solutions, Inc. ADR	1,529,183	0.2
37,029	@	Cadence Design Systems, Inc.	1,240,101	0.2
91,512		CDK Global, Inc.	5,679,235	0.9
210,044	@	Ciena Corp.	5,255,301	0.8
83,199	@	Cirrus Logic, Inc.	5,218,241	0.8
83,551	@	Commvault Systems, Inc.	4,716,454	0.7
178,658		Convergys Corp.	4,248,487	0.7
34,584	@	CoreLogic, Inc.	1,500,254	0.2
25,584	@	Electronic Arts, Inc.	2,704,740	0.4
117,366	@	Fortinet, Inc.	4,394,183	0.7
113,280	@	Integrated Device Technology, Inc.	2,921,491	0.5
32,840		InterDigital, Inc.	2,538,532	0.4
60,961		j2 Global, Inc.	5,187,171	0.8
44,695		Jabil, Inc.	1,304,647	0.2
52,109		LogMeIn, Inc.	5,445,390	0.8
47,534		Maxim Integrated Products	2,134,277	0.3
14,596	@	Microsemi Corp.	683,093	0.1
21,237		Motorola Solutions, Inc.	1,842,097	0.3
93,969		National Instruments Corp.	3,779,433	0.6
63,362	@	NCR Corp.	2,587,704	0.4
88,887	@	Netscout Systems, Inc.	3,057,713	0.5
131,617	@	NeuStar, Inc.	4,389,427	0.7
20,647		Plantronics, Inc.	1,080,045	0.2
16,500	@	Red Hat, Inc.	1,579,875	0.2
55,768		Science Applications International Corp.	3,871,415	0.6
23,167	@,L	Synaptics, Inc.	1,197,966	0.2
50,997	@	Tech Data Corp.	5,150,697	0.8
91,677	@	Trimble, Inc.	3,270,119	0.5
55,409	@	Vantiv, Inc.	3,509,606	0.5
53,870		Versum Materials, Inc.	1,750,775	0.3
246,316		Vishay Intertechnology, Inc.	4,088,846	0.6
48,181	@	WebMD Health Corp.	2,825,816	0.4
			113,488,640	17.5

		Materials: 7.7%
64,339	@	Berry Plastics Group, Inc.	3,667,966	0.6
23,971		Cabot Corp.	1,280,771	0.2
22,150		Chemours Co.	839,928	0.1
124,855		Commercial Metals Co.	2,425,933	0.4
16,221	L	Compass Minerals International, Inc.	1,059,231	0.2
46,468	@	Crown Holdings, Inc.	2,772,281	0.4
20,108		Greif, Inc. - Class A	1,121,624	0.2
170,959	@	Louisiana-Pacific Corp.	4,121,821	0.6
46,782		Minerals Technologies, Inc.	3,424,442	0.5
73,380		Packaging Corp. of America	8,173,798	1.3
77,025		PolyOne Corp.	2,983,949	0.5
22,080		Reliance Steel & Aluminum Co.	1,607,645	0.2
198,274		Steel Dynamics, Inc.	7,100,192	1.1
207,640		Valvoline, Inc.	4,925,221	0.8
82,258		Worthington Industries, Inc.	4,130,997	0.6
			49,635,799	7.7

		Real Estate: 9.8%
40,392		Camden Property Trust	3,453,920	0.5
148,508		Care Capital Properties, Inc.	3,965,164	0.6
92,444		CoreCivic, Inc.	2,549,605	0.4
49,617		DCT Industrial Trust, Inc.	2,651,532	0.4
27,045		Duke Realty Corp.	755,908	0.1
35,145		Equity Lifestyle Properties, Inc.	3,034,419	0.5
139,490		First Industrial Realty Trust, Inc.	3,992,204	0.6
105,527		Gaming and Leisure Properties, Inc.	3,975,202	0.6
116,402		Hospitality Properties Trust	3,393,118	0.5
9,054		Lamar Advertising Co.	666,103	0.1
159,007		LaSalle Hotel Properties	4,738,409	0.7
24,051		Mack-Cali Realty Corp.	652,744	0.1
262,444		Medical Properties Trust, Inc.	3,377,654	0.5

See Accompanying Notes to Financial Statements

5

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
186,270	L	Omega Healthcare Investors, Inc.	6,150,635	1.0
90,608		Potlatch Corp.	4,140,786	0.7
22,066	@	SBA Communications Corp.	2,976,703	0.5
144,755		Tanger Factory Outlet Centers, Inc.	3,760,735	0.6
43,617		Taubman Centers, Inc.	2,597,392	0.4
44,879	@	Uniti Group, Inc.	1,128,258	0.2
158,624		Urban Edge Properties	3,764,148	0.6
162,580		Washington Prime Group, Inc.	1,360,795	0.2
			63,085,434	9.8

		Utilities: 5.4%
65,300		Ameren Corp.	3,569,951	0.5
69,614		Black Hills Corp.	4,696,856	0.7
197,942		Great Plains Energy, Inc.	5,795,742	0.9
57,634		Hawaiian Electric Industries	1,866,189	0.3
21,725		Idacorp, Inc.	1,854,229	0.3
43,349		MDU Resources Group, Inc.	1,135,744	0.2
98,368		National Fuel Gas Co.	5,492,869	0.8
26,342		PNM Resources, Inc.	1,007,581	0.2
27,301		Southwest Gas Holdings, Inc.	1,994,611	0.3
144,081		UGI Corp.	6,974,961	1.1
11,735		Westar Energy, Inc.	622,190	0.1
			35,010,923	5.4

		Total Common Stock
		(Cost $566,475,814)	640,820,177	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 1.4%
194,656	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $194,674, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $198,549, due 07/28/17-09/09/49)	194,656	0.1
2,093,002	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $2,093,200, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,134,862, due 07/15/17-05/20/67)	2,093,002	0.3
1,985,430	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,985,618, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,025,138, due 07/13/17-12/01/51)	1,985,430	0.3
236,938	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $236,959, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $241,677, due 07/15/17-01/15/37)	236,938	0.1
116,373	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $116,385, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $118,701, due 07/07/17-01/15/30)	116,373	0.0
2,093,002	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $2,093,208, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $2,134,862, due 08/15/21-09/09/49)	2,093,002	0.3
2,093,000	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $2,093,224, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,134,854, due 01/15/19-02/15/46)	2,093,000	0.3
		8,812,401	1.4

See Accompanying Notes to Financial Statements

6

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.9%
6,107,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $6,107,000)	6,107,000	0.9

	Total Short-Term Investments
	(Cost $14,919,401)	14,919,401	2.3

	Total Investments in Securities (Cost $581,395,215)	$655,739,578	101.3
	Liabilities in Excess of Other Assets	(8,557,206)	(1.3)
	Net Assets	$647,182,372	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $582,490,347.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$89,556,114
Gross Unrealized Depreciation	(16,306,883)

Net Unrealized Appreciation	$73,249,231

See Accompanying Notes to Financial Statements

7

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 15.4%
25,236	L	AMC Entertainment Holdings, Inc.	574,119	0.2
106,597	@	American Axle & Manufacturing Holdings, Inc.	1,662,913	0.6
86,013	@	Ascena Retail Group, Inc.	184,928	0.1
75,950		Barnes & Noble, Inc.	577,220	0.2
111,657	L	Big 5 Sporting Goods Corp.	1,457,124	0.5
33,358	L	Big Lots, Inc.	1,611,191	0.5
85,172		Boyd Gaming Corp.	2,113,117	0.7
20,770	@	Bright Horizons Family Solutions, Inc.	1,603,652	0.5
82,280		Caleres, Inc.	2,285,738	0.8
22,749		Childrens Place Retail Stores, Inc.	2,322,673	0.8
19,875	@	Cooper-Standard Holdings, Inc.	2,004,791	0.7
42,954	@	Dave & Buster's Entertainment, Inc.	2,856,871	0.9
9,216		Ethan Allen Interiors, Inc.	297,677	0.1
49,259		Finish Line, Inc.	698,000	0.2
83,304	@	Francesca's Holdings Corp.	911,346	0.3
97,689		Gannett Co., Inc.	851,848	0.3
21,985	@	Genesco, Inc.	745,291	0.2
12,927		Group 1 Automotive, Inc.	818,538	0.3
8,148		Haverty Furniture Cos., Inc.	204,515	0.1
64,904		La-Z-Boy, Inc.	2,109,380	0.7
4,390		LCI Industries	449,536	0.1
22,939	@	M/I Homes, Inc.	654,908	0.2
22,767		Marriott Vacations Worldwide Corp.	2,680,814	0.9
54,556		MDC Holdings, Inc.	1,927,463	0.6
35,543		Monro Muffler Brake, Inc.	1,483,920	0.5
26,820		Movado Group, Inc.	677,205	0.2
24,305	@	Nautilus, Inc.	465,441	0.2
57,774		New Media Investment Group, Inc.	778,794	0.3
16,490		Nutri/System, Inc.	858,305	0.3
14,549		Papa John's International, Inc.	1,044,036	0.3
25,259	@	Perry Ellis International, Inc.	491,540	0.2
45,790	L	Rent-A-Center, Inc.	536,659	0.2
24,985		Ruth's Hospitality Group, Inc.	543,424	0.2
12,747	@	Select Comfort Corp.	452,391	0.1
47,916	@	Shutterfly, Inc.	2,276,010	0.8
31,964		Superior Industries International	656,860	0.2
50,097	L	Tailored Brands, Inc.	559,083	0.2
22,754	@	Universal Electronics, Inc.	1,521,105	0.5
21,711	@	Vitamin Shoppe, Inc.	252,933	0.1
69,681		Wolverine World Wide, Inc.	1,951,765	0.6
			46,153,124	15.4

		Consumer Staples: 3.1%
45,062	@	Blue Buffalo Pet Products, Inc.	1,027,864	0.4
20,947	@	Central Garden & Pet Co.	665,905	0.2
39,959	@	Central Garden and Pet Co.	1,199,569	0.4
41,865	@	Performance Food Group Co.	1,147,101	0.4
11,203		Sanderson Farms, Inc.	1,295,627	0.4
45,091		SpartanNash Co.	1,170,563	0.4
33,626		Universal Corp.	2,175,602	0.7
23,801		Vector Group Ltd.	507,437	0.2
			9,189,668	3.1

		Energy: 2.6%
60,526	@	Bill Barrett Corp.	185,815	0.1
79,518	@,L	Carrizo Oil & Gas, Inc.	1,385,203	0.4
56,626	@	Cloud Peak Energy, Inc.	199,890	0.1
16,934	@	Dril-Quip, Inc.	826,379	0.3
14,694	@	Exterran Corp.	392,330	0.1
34,011	@	Forum Energy Technologies, Inc.	530,572	0.2
27,212		Green Plains, Inc.	559,207	0.2
4,817	@	PDC Energy, Inc.	207,661	0.1
15,618	@	REX American Resources Corp.	1,508,074	0.5
87,827	@	Unit Corp.	1,645,000	0.5
10,744		US Silica Holdings, Inc.	381,304	0.1
			7,821,435	2.6

		Financials: 15.9%
32,400		American Equity Investment Life Holding Co.	851,472	0.3
8,674		Ameris Bancorp.	418,087	0.1
30,541		Amerisafe, Inc.	1,739,310	0.6
37,944		Banner Corp.	2,144,215	0.7
83,232	@,L	BofI Holding, Inc.	1,974,263	0.7
33,453		Chemical Financial Corp.	1,619,460	0.5
39,956		Evercore Partners, Inc.	2,816,898	0.9
28,379		Fidelity Southern Corp.	648,744	0.2
11,545		Financial Engines, Inc.	422,547	0.1
39,863		First American Financial Corp.	1,781,477	0.6
228,785	@	First BanCorp. Puerto Rico	1,324,665	0.5
68,612		Great Western Bancorp, Inc.	2,800,056	0.9
91,054		Greenhill & Co., Inc.	1,830,185	0.6
16,490		Hanmi Financial Corp.	469,140	0.2
64,949		Home Bancshares, Inc./Conway AR	1,617,230	0.5
25,895		Horace Mann Educators Corp.	978,831	0.3
7,913		LegacyTexas Financial Group, Inc.	301,723	0.1
44,748		Maiden Holdings Ltd.	496,703	0.2
33,754		MB Financial, Inc.	1,486,526	0.5
146,252	@	MGIC Investment Corp.	1,638,022	0.6
101,379		OFG Bancorp	1,013,790	0.3

See Accompanying Notes to Financial Statements

8

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
102,510		OM Asset Management Plc	1,523,299	0.5
15,491		Pinnacle Financial Partners, Inc.	972,835	0.3
15,956		Piper Jaffray Cos.	956,562	0.3
94,320		Radian Group, Inc.	1,542,132	0.5
57,012		Selective Insurance Group	2,853,451	1.0
19,948		ServisFirst Bancshares, Inc.	735,882	0.3
40,932		Simmons First National Corp.	2,165,303	0.7
132,155		Sterling Bancorp/DE	3,072,604	1.0
57,808		Trustco Bank Corp.	448,012	0.2
39,056		Universal Insurance Holdings, Inc.	984,211	0.3
68,607	L	Waddell & Reed Financial, Inc.	1,295,300	0.4
34,136	@	Walker & Dunlop, Inc.	1,666,861	0.6
14,612	@,L	World Acceptance Corp.	1,094,585	0.4
			47,684,381	15.9

		Health Care: 13.2%
33,229		Aceto Corp.	513,388	0.2
3,900	@	Almost Family, Inc.	240,435	0.1
76,843	@,L	AMAG Pharmaceuticals, Inc.	1,413,911	0.5
38,312	@	Amedisys, Inc.	2,406,377	0.8
59,894	@	AMN Healthcare Services, Inc.	2,338,861	0.8
44,379	@,L	Amphastar Pharmaceuticals, Inc.	792,609	0.3
28,216	@	Angiodynamics, Inc.	457,381	0.1
17,780	@	Cambrex Corp.	1,062,355	0.4
4,994		Cantel Medical Corp.	389,083	0.1
13,690	@	Charles River Laboratories International, Inc.	1,384,743	0.5
14,576		Chemed Corp.	2,981,229	1.0
10,534	@	Emergent Biosolutions, Inc.	357,208	0.1
11,383	@	HealthEquity, Inc.	567,215	0.2
39,026	@	Integer Holdings Corp.	1,687,874	0.6
33,720	@,L	Lannett Co., Inc.	687,888	0.2
44,118	@	Lantheus Holdings, Inc.	778,683	0.3
31,973	@	LHC Group, Inc.	2,170,647	0.7
4,797	@,L	Ligand Pharmaceuticals, Inc.	582,356	0.2
73,821		Luminex Corp.	1,559,099	0.5
16,859	@	Masimo Corp.	1,537,204	0.5
69,889	@	Merit Medical Systems, Inc.	2,666,265	0.9
57,948	@	Momenta Pharmaceuticals, Inc.	979,321	0.3
56,032	@	Natus Medical, Inc.	2,089,994	0.7
14,716	@	NuVasive, Inc.	1,131,955	0.4
26,241	@	Omnicell, Inc.	1,130,987	0.4
48,586	@	OraSure Technologies, Inc.	838,594	0.3
37,478		Owens & Minor, Inc.	1,206,417	0.4
69,060	@	Select Medical Holdings Corp.	1,060,071	0.3
49,252	@	Supernus Pharmaceuticals, Inc.	2,122,761	0.7
5,505	@	SurModics, Inc.	154,966	0.0
55,756	@	Tivity Health, Inc.	2,221,877	0.7
			39,511,754	13.2

		Industrials: 18.5%
63,178		ABM Industries, Inc.	2,623,151	0.9
48,591		Actuant Corp.	1,195,339	0.4
14,279	@	Aegion Corp.	312,425	0.1
15,367		Allegiant Travel Co.	2,083,765	0.7
9,916	@	American Woodmark Corp.	947,474	0.3
30,411		Apogee Enterprises, Inc.	1,728,561	0.6
20,206		ArcBest Corp.	416,244	0.1
16,357	@	Atlas Air Worldwide Holdings, Inc.	853,018	0.3
51,351		Barnes Group, Inc.	3,005,574	1.0
11,450		Brady Corp.	388,155	0.1
23,470		CIRCOR International, Inc.	1,393,649	0.5
8,827		Comfort Systems USA, Inc.	327,482	0.1
8,407		Curtiss-Wright Corp.	771,594	0.3
26,757		EnPro Industries, Inc.	1,909,647	0.6
74,435		Essendant, Inc.	1,103,871	0.4
19,066		General Cable Corp.	311,729	0.1
27,746	@	Gibraltar Industries, Inc.	989,145	0.3
46,262	L	Greenbrier Cos., Inc.	2,139,617	0.7
8,538	@	Hawaiian Holdings, Inc.	400,859	0.1
38,506		Healthcare Services Group, Inc.	1,803,236	0.6
14,722		Heidrick & Struggles International, Inc.	320,203	0.1
29,569		Insperity, Inc.	2,099,399	0.7
22,377		Insteel Industries, Inc.	737,770	0.2
59,504		Knight Transportation, Inc.	2,204,623	0.7
10,275		Korn/Ferry International	354,796	0.1
14,486	L	Lindsay Corp.	1,292,876	0.4
13,129	@	Lydall, Inc.	678,769	0.2
35,198		Mobile Mini, Inc.	1,050,660	0.3
5,456		National Presto Industries, Inc.	602,888	0.2
50,537	@	On Assignment, Inc.	2,736,579	0.9
15,223		Powell Industries, Inc.	486,984	0.2
22,429		Quanex Building Products Corp.	474,373	0.2
13,442		Regal-Beloit Corp.	1,096,195	0.4
29,914	@	Roadrunner Transportation Systems, Inc.	217,475	0.1
58,647		Simpson Manufacturing Co., Inc.	2,563,460	0.9
48,400	@	SPX FLOW, Inc.	1,784,992	0.6
53,059		Tetra Tech, Inc.	2,427,449	0.8
12,009		Triumph Group, Inc.	379,484	0.1
87,131	@	TrueBlue, Inc.	2,308,972	0.8
25,936		Universal Forest Products, Inc.	2,264,472	0.8
9,797	@	Veritiv Corp.	440,865	0.1
93,326	L	Wabash National Corp.	2,051,305	0.7
37,807		Watts Water Technologies, Inc.	2,389,402	0.8
			55,668,526	18.5

		Information Technology: 15.2%
19,966	@	Anixter International, Inc.	1,561,341	0.5
6,202	@,L	Applied Optoelectronics, Inc.	383,222	0.1

See Accompanying Notes to Financial Statements

9

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
39,497	@	Benchmark Electronics, Inc.	1,275,753	0.4
16,322	@,L	BroadSoft, Inc.	702,662	0.2
24,600	@	CACI International, Inc.	3,076,230	1.0
48,356	@	Cardtronics plc	1,588,978	0.5
24,372		Cohu, Inc.	383,615	0.1
17,936		CSG Systems International, Inc.	727,843	0.2
54,784	@	Electronics for Imaging, Inc.	2,595,666	0.9
16,138	@	Euronet Worldwide, Inc.	1,409,977	0.5
11,815		Fair Isaac Corp.	1,647,129	0.6
11,270		Forrester Research, Inc.	441,220	0.1
20,500	@	Insight Enterprises, Inc.	819,795	0.3
39,364	@	Integrated Device Technology, Inc.	1,015,198	0.3
71,597	@	Kulicke & Soffa Industries, Inc.	1,361,775	0.5
5,996		Littelfuse, Inc.	989,340	0.3
19,289		Methode Electronics, Inc.	794,707	0.3
41,937		MKS Instruments, Inc.	2,822,360	0.9
43,480	@	Nanometrics, Inc.	1,099,609	0.4
30,256	@	Netgear, Inc.	1,304,034	0.4
32,528	@	Perficient, Inc.	606,322	0.2
31,374	@	Plexus Corp.	1,649,331	0.6
24,007		Power Integrations, Inc.	1,750,110	0.6
10,155	@	Rogers Corp.	1,103,036	0.4
60,302	@	Rudolph Technologies, Inc.	1,377,901	0.5
76,974	@	Sanmina Corp.	2,932,709	1.0
19,695	@	SPS Commerce, Inc.	1,255,753	0.4
10,216	@,L	Stamps.com, Inc.	1,582,203	0.5
10,033	@	Super Micro Computer, Inc.	247,313	0.1
57,323	@	Sykes Enterprises, Inc.	1,922,040	0.6
25,225	@	Synaptics, Inc.	1,304,385	0.4
63,450	@	Synchronoss Technologies, Inc.	1,043,753	0.4
136,008	@	TTM Technologies, Inc.	2,361,099	0.8
17,444	@	Virtusa Corp.	512,854	0.2
			45,649,263	15.2

		Materials: 5.1%
103,357	@,L	AK Steel Holding Corp.	679,055	0.2
74,290	@	Boise Cascade Co.	2,258,416	0.7
12,269	@	Clearwater Paper Corp.	573,576	0.2
33,335		FutureFuel Corp.	503,025	0.2
20,842		HB Fuller Co.	1,065,235	0.3
20,530		Kaiser Aluminum Corp.	1,817,316	0.6
75,166		KapStone Paper and Packaging Corp.	1,550,674	0.5
23,692	@	Koppers Holdings, Inc.	856,466	0.3
15,186		Materion Corp.	567,956	0.2
5,685		Minerals Technologies, Inc.	416,142	0.1
5,921		Neenah Paper, Inc.	475,160	0.2
96,526	L	Rayonier Advanced Materials, Inc.	1,517,389	0.5
13,266		Stepan Co.	1,155,999	0.4
23,844		Valvoline, Inc.	565,580	0.2
28,700		Worthington Industries, Inc.	1,441,314	0.5
			15,443,303	5.1

		Real Estate: 6.5%
112,147	L	CBL & Associates Properties, Inc.	945,399	0.3
39,240		Chesapeake Lodging Trust	960,203	0.3
5,051		Coresite Realty Corp.	522,930	0.2
197,270		DiamondRock Hospitality Co.	2,160,106	0.7
35,960		EastGroup Properties, Inc.	3,013,448	1.0
75,253	@	Forestar Group, Inc.	1,290,589	0.4
16,923		Hersha Hospitality Trust	313,245	0.1
16,632		HFF, Inc.	578,295	0.2
52,274		LaSalle Hotel Properties	1,557,765	0.5
20,463		PS Business Parks, Inc.	2,709,096	0.9
19,529		QTS Realty Trust, Inc.	1,021,953	0.4
10,732		RE/MAX Holdings, Inc.	601,529	0.2
89,208	L	Sabra Healthcare REIT, Inc.	2,149,913	0.7
89,510		Summit Hotel Properties, Inc.	1,669,361	0.6
			19,493,832	6.5

		Telecommunication Services: 0.7%
55,361		Cogent Communications Holdings, Inc.	2,219,976	0.7

		Utilities: 2.5%
18,655		Allete, Inc.	1,337,191	0.4
39,269		Avista Corp.	1,667,362	0.6
15,932		Black Hills Corp.	1,074,932	0.4
25,822		El Paso Electric Co.	1,334,997	0.4
16,622		Idacorp, Inc.	1,418,688	0.5
9,351		Portland General Electric Co.	427,247	0.1
4,295		Spire, Inc.	299,576	0.1
			7,559,993	2.5

	Total Common Stock
	(Cost $250,800,274)		296,395,255	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
	Securities Lending Collateralcc: 7.1%
471,761	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $471,804, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $481,196, due 07/28/17-09/09/49)	471,761	0.1

See Accompanying Notes to Financial Statements

10

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
5,073,625	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $5,074,105, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $5,175,097, due 07/15/17-05/20/67)	5,073,625	1.7
4,810,744	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $4,811,199, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,906,959, due 07/13/17-12/01/51)	4,810,744	1.6
574,237	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $574,287, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $585,723, due 07/15/17-01/15/37)	574,237	0.2
282,039	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $282,068, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $287,681, due 07/07/17-01/15/30)	282,039	0.1
5,073,625	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $5,074,125, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $5,175,098, due 08/15/21-09/09/49)	5,073,625	1.7
5,075,900	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $5,076,442, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,177,403, due 01/15/19-02/15/46)	5,075,900	1.7
		21,361,931	7.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
3,654,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $3,654,000)	3,654,000	1.2

	Total Short-Term Investments
	(Cost $25,015,931)	25,015,931	8.3

	Total Investments in Securities (Cost $275,816,205)	$321,411,186	107.0
	Liabilities in Excess of Other Assets	(20,918,535)	(7.0)
	Net Assets	$300,492,651	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $276,025,333.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$57,147,791
Gross Unrealized Depreciation	(11,761,938)

Net Unrealized Appreciation	$45,385,853

See Accompanying Notes to Financial Statements

11

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.5%
		Australia: 1.3%
1,824,725		Insurance Australia Group Ltd.	9,509,802	1.3

		Brazil: 0.7%
705,000		Banco Santander Brasil SA	5,343,521	0.7

		Canada: 1.0%
248,187		Canadian Natural Resources Ltd.	7,157,713	1.0

		China: 1.3%
862,469		China Mobile Ltd.	9,143,727	1.3

		Denmark: 1.7%
316,855		Danske Bank A/S	12,190,389	1.7

		France: 6.0%
593,249		Orange SA	9,441,526	1.3
37,348		LVMH Moet Hennessy Louis Vuitton SE	9,339,089	1.3
83,617		Renault S.A.	7,565,291	1.1
182,901		Societe Generale	9,863,083	1.4
327,799		Suez	6,069,688	0.9
			42,278,677	6.0

		Germany: 4.3%
52,661		Allianz SE	10,392,256	1.5
94,261		BASF SE	8,748,296	1.2
79,909		Siemens AG	10,991,822	1.6
			30,132,374	4.3

		Hong Kong: 1.5%
1,432,209		AIA Group Ltd.	10,478,558	1.5

		India: 1.1%
353,162		Yes Bank Ltd.	7,989,452	1.1

		Ireland: 1.2%
93,066		Medtronic PLC	8,259,607	1.2

		Italy: 0.9%
1,184,287		Enel S.p.A.	6,351,933	0.9

		Japan: 7.0%
295,900		Dai-ichi Life Holdings, Inc.	5,371,004	0.8
462,625		LIXIL Group Corp.	11,595,745	1.6
433,615		Mitsubishi Corp.	9,115,030	1.3
730,746		Panasonic Corp.	9,956,604	1.4
79,900		Rohm Co., Ltd.	6,160,404	0.9
79,000		Shin-Etsu Chemical Co., Ltd.	7,190,017	1.0
			49,388,804	7.0

		Netherlands: 1.9%
247,930		Royal Dutch Shell PLC - Class A ADR	13,187,397	1.9

		Sweden: 1.3%
561,274		Volvo AB - B Shares	9,571,768	1.3

		Switzerland: 7.6%
80,546		Chubb Ltd.	11,709,777	1.7
180,279		Nestle S.A.	15,723,516	2.2
158,659		Novartis AG	13,252,248	1.9
50,499		Roche Holding AG	12,903,248	1.8
			53,588,789	7.6

		Taiwan: 1.6%
328,072		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,469,397	1.6

		United Kingdom: 4.1%
165,572		AstraZeneca PLC	11,090,654	1.6
310,115		Diageo PLC	9,164,495	1.3
52,303		Shire PLC ADR	8,644,117	1.2
			28,899,266	4.1

		United States: 50.0%
18,459	@	Amazon.com, Inc.	17,868,312	2.5
148,582		Apple, Inc.	21,398,780	3.0
88,846		Campbell Soup Co.	4,633,319	0.7
187,158		CenturyLink, Inc.	4,469,333	0.6
314,121		Cisco Systems, Inc.	9,831,987	1.4
217,934		Citizens Financial Group, Inc.	7,775,885	1.1
237,066		Coach, Inc.	11,222,704	1.6
258,307		Coca-Cola Co.	11,585,069	1.6
81,676		Crown Castle International Corp.	8,182,302	1.2
126,332		Deere & Co.	15,613,372	2.2
155,972		Dow Chemical Co.	9,837,154	1.4
56,488		Dr Pepper Snapple Group, Inc.	5,146,622	0.7
161,461		Exxon Mobil Corp.	13,034,746	1.8
70,590		General Dynamics Corp.	13,983,879	2.0
191,795		JPMorgan Chase & Co.	17,530,063	2.5
506,029		Keycorp	9,482,983	1.3
86,406		Kraft Heinz Co.	7,399,810	1.1
39,406		Lam Research Corp.	5,573,191	0.8
179,524		Lazard Ltd.	8,317,347	1.2
64,417		McDonald's Corp.	9,866,108	1.4
137,577		Merck & Co., Inc.	8,817,310	1.3
137,372	L	Microchip Technology, Inc.	10,602,371	1.5
353,158		Microsoft Corp.	24,343,181	3.5
68,462		Mid-America Apartment Communities, Inc.	7,214,526	1.0
67,133		NextEra Energy, Inc.	9,407,347	1.3
129,030		Nucor Corp.	7,466,966	1.1
269,557		Oracle Corp.	13,515,588	1.9
105,520		Philip Morris International, Inc.	12,393,324	1.8
265,060		Plains GP Holdings L.P.	6,933,970	1.0
167,363		Qualcomm, Inc.	9,241,785	1.3
131,907		Starbucks Corp.	7,691,497	1.1
75,613		UnitedHealth Group, Inc.	14,020,162	2.0
39,841		Vail Resorts, Inc.	8,080,950	1.1
			352,481,943	50.0

	Total Common Stock
	(Cost $571,035,316)		667,423,117	94.5

See Accompanying Notes to Financial Statements

1

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2017 (unaudited)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Securities Lending Collateralcc: 0.8%
165,005	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $165,020, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $168,305, due 07/28/17-09/09/49)	165,005	0.0
1,221,617	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,221,732, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,246,049, due 07/15/17-05/20/67)	1,221,617	0.2
1,221,617	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,221,732, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,246,049, due 07/13/17-12/01/51)	1,221,617	0.2
200,848	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $200,865, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $204,865, due 07/15/17-01/15/37)	200,848	0.0
98,647	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $98,657, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $100,620, due 07/07/17-01/15/30)	98,647	0.0
1,013,969	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $1,014,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,034,249, due 07/10/17-06/20/67)	1,013,969	0.2
1,221,600	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,221,731, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,246,028, due 01/15/19-02/15/46)	1,221,600	0.2
		5,143,303	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.7%
33,322,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $33,322,000)	33,322,000	4.7

	Total Short-Term Investments
	(Cost $38,465,303)	38,465,303	5.5

	Total Investments in Securities (Cost $609,500,619)	$705,888,420	100.0
	Liabilities in Excess of Other Assets	(340,767)	—
	Net Assets	$705,547,653	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt

cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $610,612,898.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$102,768,278
Gross Unrealized Depreciation	(7,492,756)

Net Unrealized Appreciation	$95,275,522

See Accompanying Notes to Financial Statements

2

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Consumer Discretionary: 11.3%
273,995		Acushnet Holdings Corp.	5,436,061	0.7
241,813		AMC Entertainment Holdings, Inc.	5,501,246	0.8
155,280	L	Big Lots, Inc.	7,500,024	1.0
130,854		Caleres, Inc.	3,635,124	0.5
109,743		Cheesecake Factory	5,520,073	0.8
70,258		Childrens Place Retail Stores, Inc.	7,173,342	1.0
352,882		ClubCorp Holdings, Inc.	4,622,754	0.6
114,470		Dana, Inc.	2,556,115	0.4
69,199	@	Dave & Buster's Entertainment, Inc.	4,602,425	0.6
211,495		Extended Stay America, Inc.	4,094,543	0.6
194,582	@	Imax Corp.	4,280,804	0.6
62,568		Jack in the Box, Inc.	6,162,948	0.9
39,662		Marriott Vacations Worldwide Corp.	4,670,201	0.6
87,805	@	Meritage Homes Corp.	3,705,371	0.5
69,499		Papa John's International, Inc.	4,987,248	0.7
180,747		Red Rock Resorts, Inc.	4,256,592	0.6
128,965	@	Vista Outdoor, Inc.	2,903,002	0.4
			81,607,873	11.3

		Consumer Staples: 2.3%
424,601	@,L	Amplify Snack Brands, Inc.	4,093,153	0.6
218,138	@,L	Hostess Brands, Inc.	3,512,022	0.5
218,272	@	Performance Food Group Co.	5,980,653	0.8
138,466		Vector Group Ltd.	2,952,095	0.4
			16,537,923	2.3

		Energy: 2.9%
191,068	@,L	Carrizo Oil & Gas, Inc.	3,328,405	0.4
42,049	@	Dril-Quip, Inc.	2,051,991	0.3
317,975	@	Forum Energy Technologies, Inc.	4,960,410	0.7
295,608	@	Laredo Petroleum, Inc.	3,109,796	0.4
265,620	@	QEP Resources, Inc.	2,682,762	0.4
255,932	@	Unit Corp.	4,793,606	0.7
			20,926,970	2.9

		Financials: 19.1%
181,201		Bank of NT Butterfield & Son Ltd.	6,178,954	0.9
69,965		Banner Corp.	3,953,722	0.6
154,165	@	Cadence BanCorp	3,373,130	0.5
232,187		Centerstate Banks, Inc.	5,772,169	0.8
122,366		Chemical Financial Corp.	5,923,738	0.8
53,754		Evercore Partners, Inc.	3,789,657	0.5
70,159		First American Financial Corp.	3,135,406	0.4
156,755		Great Western Bancorp, Inc.	6,397,172	0.9
37,535		Hanover Insurance Group, Inc.	3,326,727	0.5
149,243		Horace Mann Educators Corp.	5,641,385	0.8
71,475		Houlihan Lokey, Inc.	2,494,478	0.3
532,524		Investors Bancorp, Inc.	7,114,521	1.0
166,896		MB Financial, Inc.	7,350,100	1.0
478,782		OM Asset Management Plc	7,114,701	1.0
59,643		Pinnacle Financial Partners, Inc.	3,745,580	0.5
55,803		Primerica, Inc.	4,227,077	0.6
325,221		Radian Group, Inc.	5,317,363	0.7
225,682		Redwood Trust, Inc.	3,845,621	0.5
154,307		Renasant Corp.	6,749,388	0.9
230,127	@	Seacoast Banking Corp. of Florida	5,546,061	0.8
97,783		Selective Insurance Group	4,894,039	0.7
114,148		Simmons First National Corp.	6,038,429	0.8
320,794		Sterling Bancorp/DE	7,458,461	1.0
126,433	@	Stifel Financial Corp.	5,813,389	0.8
27,010	@	Texas Capital Bancshares, Inc.	2,090,574	0.3
83,762		Webster Financial Corp.	4,374,052	0.6
134,914		WSFS Financial Corp.	6,118,350	0.9
			137,784,244	19.1

		Health Care: 12.4%
20,112	@	Aerie Pharmaceuticals, Inc.	1,056,886	0.1
89,340	@	Amedisys, Inc.	5,611,445	0.8
178,210	@	AMN Healthcare Services, Inc.	6,959,100	1.0
23,690	@	Bluebird Bio, Inc.	2,488,634	0.3
48,957	@	Charles River Laboratories International, Inc.	4,952,001	0.7
8,420		Chemed Corp.	1,722,143	0.2
12,799	@	Clovis Oncology, Inc.	1,198,370	0.2
121,740	@	Dermira, Inc.	3,547,504	0.5
57,839	@	Exact Sciences Corp.	2,045,765	0.3
61,313	@	HealthEquity, Inc.	3,055,227	0.4
159,553		Healthsouth Corp.	7,722,365	1.1
62,921		Hill-Rom Holdings, Inc.	5,009,141	0.7
58,829	@	Integer Holdings Corp.	2,544,354	0.3
42,400	@,L	Lexicon Pharmaceuticals, Inc.	697,480	0.1
16,295	@,L	Ligand Pharmaceuticals, Inc.	1,978,213	0.3
17,715	@	Loxo Oncology, Inc.	1,420,566	0.2
38,316	@	Masimo Corp.	3,493,653	0.5
26,675	@	Medidata Solutions, Inc.	2,085,985	0.3
61,275	@,L	Myovant Sciences Ltd.	716,918	0.1
97,348	@	NuVasive, Inc.	7,488,008	1.0
125,721		Owens & Minor, Inc.	4,046,959	0.5
40,281	@	Pacira Pharmaceuticals, Inc.	1,921,404	0.3
133,274	@	Prestige Brands Holdings, Inc.	7,038,200	1.0
41,840	@,L	Radius Health, Inc.	1,892,423	0.2
41,330	@	Sarepta Therapeutics, Inc.	1,393,234	0.2
227,765	@,L	TherapeuticsMD, Inc.	1,200,322	0.2

See Accompanying Notes to Financial Statements

3

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2017 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Health Care: (continued)

162,105	@	Tivity Health, Inc.	6,459,884	0.9
			89,746,184	12.4

		Industrials: 15.4%
166,182		ABM Industries, Inc.	6,899,877	1.0
226,820		Actuant Corp.	5,579,772	0.8
139,271	@	Atlas Air Worldwide Holdings, Inc.	7,262,983	1.0
92,812		Barnes Group, Inc.	5,432,286	0.8
123,570	@	Beacon Roofing Supply, Inc.	6,054,930	0.8
60,218		Curtiss-Wright Corp.	5,526,808	0.8
46,920		EMCOR Group, Inc.	3,067,630	0.4
33,310	@	Esterline Technologies Corp.	3,157,788	0.4
58,145		Granite Construction, Inc.	2,804,915	0.4
98,294		Healthcare Services Group, Inc.	4,603,108	0.6
167,565	@	Navigant Consulting, Inc.	3,311,084	0.5
85,588	@	On Assignment, Inc.	4,634,590	0.6
42,023		Orbital ATK, Inc.	4,133,382	0.6
72,557		Regal-Beloit Corp.	5,917,023	0.8
285,995	L	Schneider National, Inc.	6,397,708	0.9
156,502	@	SPX FLOW, Inc.	5,771,794	0.8
47,264	@	Teledyne Technologies, Inc.	6,033,250	0.8
151,534		Tetra Tech, Inc.	6,932,680	1.0
63,125		Universal Forest Products, Inc.	5,511,444	0.8
93,430		Watts Water Technologies, Inc.	5,904,776	0.8
88,484		Woodward, Inc.	5,979,749	0.8
			110,917,577	15.4

		Information Technology: 16.1%
323,810	@	8x8, Inc.	4,711,436	0.7
54,547	@	CACI International, Inc.	6,821,102	0.9
145,519	@	Cardtronics plc	4,781,754	0.7
16,513	@	Coherent, Inc.	3,715,260	0.5
104,126	@	Commvault Systems, Inc.	5,877,913	0.8
122,355	@	Cornerstone OnDemand, Inc.	4,374,191	0.6
257,274		Diebold Nixdorf, Inc.	7,203,672	1.0
142,867	@	Electronics for Imaging, Inc.	6,769,038	0.9
59,965	@	Euronet Worldwide, Inc.	5,239,142	0.7
108,365	@	Everbridge, Inc.	2,639,771	0.4
49,576		Fair Isaac Corp.	6,911,390	1.0
71,607		j2 Global, Inc.	6,093,040	0.8
23,953		Littelfuse, Inc.	3,952,245	0.5
222,126	@,L	Match Group, Inc.	3,860,550	0.5
109,774	@	Microsemi Corp.	5,137,423	0.7
95,151	@	Netscout Systems, Inc.	3,273,194	0.5
439,834	@	Photronics, Inc.	4,134,440	0.6
82,755	@	Plexus Corp.	4,350,430	0.6
62,288	@	Proofpoint, Inc.	5,408,467	0.7
172,007	@	Super Micro Computer, Inc.	4,239,973	0.6
35,115		SYNNEX Corp.	4,212,395	0.6
150,828	@	Verint Systems, Inc.	6,138,700	0.9
137,835	@	Virtusa Corp.	4,052,349	0.6
41,870	@	WebMD Health Corp.	2,455,676	0.3
			116,353,551	16.1

		Materials: 6.2%
148,247		Carpenter Technology Corp.	5,548,885	0.8
317,000		Commercial Metals Co.	6,159,310	0.8
105,533		HB Fuller Co.	5,393,792	0.7
25,620		Kaiser Aluminum Corp.	2,267,883	0.3
220,102		KapStone Paper and Packaging Corp.	4,540,704	0.6
85,582		Minerals Technologies, Inc.	6,264,602	0.9
85,090		PolyOne Corp.	3,296,387	0.5
233,128		Valvoline, Inc.	5,529,796	0.8
113,600		Worthington Industries, Inc.	5,704,992	0.8
			44,706,351	6.2

		Real Estate: 7.3%
846,970		Cousins Properties, Inc.	7,444,866	1.0
33,900		DuPont Fabros Technology, Inc.	2,073,324	0.3
287,052		Easterly Government Properties, Inc.	6,013,740	0.8
216,831		Gramercy Property Trust	6,442,049	0.9
141,349		Hudson Pacific Properties, Inc.	4,832,722	0.7
182,760		Kennedy-Wilson Holdings, Inc.	3,481,578	0.5
162,893		LaSalle Hotel Properties	4,854,212	0.7
152,663		QTS Realty Trust, Inc.	7,988,855	1.1
171,082		STAG Industrial, Inc.	4,721,863	0.6
214,103		Urban Edge Properties	5,080,664	0.7
			52,933,873	7.3

		Telecommunication Services: 0.9%
153,058		Cogent Communications Holdings, Inc.	6,137,626	0.9

		Utilities: 2.6%
86,185		Black Hills Corp.	5,814,902	0.8
48,451		Idacorp, Inc.	4,135,293	0.6
61,670		NorthWestern Corp.	3,763,103	0.5
117,351		Portland General Electric Co.	5,361,767	0.7
			19,075,065	2.6

	Total Common Stock
	(Cost $607,550,549)		696,727,237	96.5

EXCHANGE-TRADED FUNDS: 1.2%
62,249		iShares Russell 2000 ETF	8,772,129	1.2

	Total Exchange-Traded Funds
	(Cost $7,066,601)		8,772,129	1.2

	Total Long-Term Investments
	(Cost $614,617,150)		705,499,366	97.7

See Accompanying Notes to Financial Statements

4

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
	Securities Lending Collateralcc: 3.7%
599,270	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $599,325, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $611,255, due 07/28/17-09/09/49)	599,270	0.1
6,444,127	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $6,444,736, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $6,573,010, due 07/15/17-05/20/67)	6,444,127	0.9
6,111,845	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $6,112,423, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $6,234,082, due 07/13/17-12/01/51)	6,111,845	0.8
729,444	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $729,508, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $744,034, due 07/15/17-01/15/37)	729,444	0.1
358,271	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $358,308, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $365,438, due 07/07/17-01/15/30)	358,271	0.0
6,444,127	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $6,444,763, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $6,573,010, due 08/15/21-09/09/49)	6,444,127	0.9
6,445,200	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $6,445,889, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,574,085, due 01/15/19-02/15/46)	6,445,200	0.9
		27,132,284	3.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
14,201,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $14,201,000)	14,201,000	2.0

	Total Short-Term Investments
	(Cost $41,333,284)	41,333,284	5.7

	Total Investments in Securities (Cost $655,950,434)	$746,832,650	103.4
	Liabilities in Excess of Other Assets	(24,725,487)	(3.4)
	Net Assets	$722,107,163	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $658,375,046.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$106,808,197
Gross Unrealized Depreciation	(18,350,593)

Net Unrealized Appreciation	$88,457,604

See Accompanying Notes to Financial Statements

5

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 6, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 6, 2017